Registration No. 33-15489
File No. 811-05225
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PreEffective Amendment No.	□
PostEffective Amendment No. 98	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 100	☒
OPPENHEIMER QUEST FOR VALUE FUNDS
(Exact Name of Registrant as Specified in Charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)
(303) 768-3200
(Registrant’s Telephone Number, including Area Code)
Cynthia Lo Bessette, Esq.
OFI Global Asset Management, Inc.
225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)
□ on ________ pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on ________ pursuant to paragraph (a)(1)
□ 75 days after filing pursuant to paragraph (a)(2)
□ on _______ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
□ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

OFI Pictet Global Environmental Solutions Fund	Oppenheimer Main Street Fund®/VA
Oppenheimer Capital Appreciation Fund	Oppenheimer Main Street Mid Cap Fund®
Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Small Cap Fund®
Oppenheimer Capital Income Fund	Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Conservative Balanced Fund/VA	Oppenheimer Mid Cap Value Fund
Oppenheimer Developing Markets Fund	Oppenheimer Municipal Fund
Oppenheimer Discovery Fund	Oppenheimer Portfolio Series: Active Allocation Fund
Oppenheimer Discovery Mid Cap Growth Fund	Oppenheimer Portfolio Series: Conservative Investor Fund
Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Portfolio Series: Equity Investor Fund
Oppenheimer Dividend Opportunity Fund	Oppenheimer Portfolio Series: Moderate Investor Fund
Oppenheimer Emerging Markets Innovators Fund	Oppenheimer Preferred Securities and Income Fund
Oppenheimer Emerging Markets Local Debt Fund	Oppenheimer Real Estate Fund
Oppenheimer Emerging Markets Revenue ETF	Oppenheimer Rising Dividends Fund
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Oppenheimer Rochester® AMT-Free Municipal Fund
Oppenheimer Equity Income Fund	Oppenheimer Rochester® AMT-Free New York Municipal Fund
Oppenheimer ESG Revenue ETF	Oppenheimer Rochester® California Municipal Fund
Oppenheimer Fundamental Alternatives Fund	Oppenheimer Rochester® Fund Municipals
Oppenheimer Global Allocation Fund	Oppenheimer Rochester® High Yield Municipal Fund
Oppenheimer Global ESG Revenue ETF	Oppenheimer Rochester® Limited Term California Municipal Fund
Oppenheimer Global Focus Fund	Oppenheimer Rochester® Limited Term New York Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester® New Jersey Municipal Fund
Oppenheimer Global Fund/VA	Oppenheimer Rochester® Pennsylvania Municipal Fund
Oppenheimer Global High Yield Fund	Oppenheimer Rochester® Short Duration High Yield Municipal Fund
Oppenheimer Global Multi-Alternatives Fund/VA	Oppenheimer Russell 1000® Dynamic Multifactor ETF
Oppenheimer Global Multi-Asset Growth Fund	Oppenheimer Russell 1000® Low Volatility Factor ETF
Oppenheimer Global Multi-Asset Income Fund	Oppenheimer Russell 1000® Momentum Factor ETF
Oppenheimer Global Opportunities Fund	Oppenheimer Russell 1000® Quality Factor ETF
Oppenheimer Global Revenue ETF	Oppenheimer Russell 1000® Size Factor ETF
Oppenheimer Global Strategic Income Fund	Oppenheimer Russell 1000® Value Factor ETF
Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Russell 1000® Yield Factor ETF
Oppenheimer Global Unconstrained Bond Fund	Oppenheimer Russell 2000® Dynamic Multifactor ETF
Oppenheimer Gold & Special Minerals Fund	Oppenheimer S&P 500 Revenue ETF
Oppenheimer Government Cash Reserves	Oppenheimer S&P Financials Revenue ETF
Oppenheimer Government Money Fund/VA	Oppenheimer S&P MidCap 400 Revenue ETF
Oppenheimer Government Money Market Fund	Oppenheimer S&P SmallCap 600 Revenue ETF
Oppenheimer Institutional Government Money Market Fund	Oppenheimer S&P Ultra Dividend Revenue ETF
Oppenheimer Senior Floating Rate Fund
Oppenheimer Intermediate Income Fund Oppenheimer Intermediate Term Municipal Fund	Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer International Bond Fund	Oppenheimer Short Term Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Small Cap Value Fund
Oppenheimer International Equity Fund	Oppenheimer SteelPath MLP & Energy Infrastructure Fund
Oppenheimer International Growth Fund	Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer International Growth Fund/VA	Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer International Revenue ETF	Oppenheimer SteelPath MLP Income Fund
Oppenheimer International Small-Mid Company Fund	Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer International Ultra Dividend Revenue ETF	Oppenheimer SteelPath Panoramic Fund
Oppenheimer Limited-Term Bond Fund	Oppenheimer Total Return Bond Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Total Return Bond Fund/VA
Oppenheimer Macquarie Global Infrastructure Fund	Oppenheimer Ultra-Short Duration Fund
Oppenheimer Main Street All Cap Fund®	Oppenheimer Value Fund
Oppenheimer Main Street Fund®

Supplement dated January 18, 2019 to the Summary Prospectus, Prospectus and Statement of Additional Information

This supplement amends the summary prospectus, prospectus and statement of additional information of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s) except as indicated immediately below.

This supplement supersedes the supplement dated January 14, 2019 (the “January 14th Supplement”) and is intended to delete entirely the last paragraph of the January 14th Supplement regarding the anticipation that the Funds will close to new investors as soon as practicable following shareholder approval.

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire OppenheimerFunds, Inc. (the “Transaction”). In connection with the Transaction, on January 11, 2019 the Board of Trustees of each trust (each, a “Trust”) governing the Trust’s respective Fund(s) unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of each Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively the “Acquiring Funds”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the respective Fund as of the close of business on the closing date, and with respect to those Funds that are exchange-traded funds (an “ETF”), shares of the corresponding Acquired Fund (and cash with respect to any fractional shares) of equal value to the value of the respective Fund as of the close of business on the closing date.

Although each Acquiring Fund will be managed by either Invesco Advisers, Inc. (for those Acquiring Funds that are not ETFs) or Invesco Capital Management, LLC (for those Acquiring Funds that are ETFs), each Acquiring Fund will, as of the closing date, have the same investment objective (or in the case of the Acquiring Funds that are ETFs, a substantially similar investment objective) and substantially similar principal investment strategies and risks as the corresponding Fund. After each Reorganization, Invesco Advisers, Inc. will be the investment adviser to each Acquiring Fund that is a mutual fund, and Invesco Capital Management, LLC will be the investment adviser to each Acquiring Fund that is an ETF, and each Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. Each Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders of record of each Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Trusts’ Boards of Trustees considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, each Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

You should read this supplement in conjunction with the summary prospectus, prospectus and statement of additional information and retain it for future reference.

January 18, 2019	PS0000.201

Oppenheimer
Global Allocation Fund

Prospectus dated February 14, 2019
Oppenheimer Global Allocation Fund is a mutual fund that seeks total return. It invests in a wide range of foreign and domestic stocks, bonds and alternative asset classes.
This prospectus contains important information about the Fund’s objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.
NYSE Ticker Symbols
Class A	QVGIX
Class C	QGRCX
Class R	QGRNX
Class Y	QGRYX
Class I	QGRIX
Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1.800.225.5677.
As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved the Fund’s securities nor have they determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents
The Fund Summary
1	Investment Objective
1	Fees and Expenses of the Fund
2	Principal Investment Strategies
2	Principal Risks
6	The Fund’s Past Performance
7	Investment Adviser
7	Portfolio Managers
7	Purchase and Sale of Fund Shares
7	Taxes
8	Payments to Broker-Dealers and Other Financial Intermediaries
More About The Fund
9	About the Fund’s Investments
30	How the Fund is Managed
More About Your Account
32	About Your Account
33	Choosing a Share Class
33	The Price of Fund Shares
41	How to Buy, Sell and Exchange Shares
47	Dividends, Capital Gains and Taxes
49	Consolidated Financial Highlights
Appendix
55	Special Sales Charge Arrangements and Waivers
To Summary Prospectus

The Fund Summary
Investment Objective. The Fund seeks total return.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts and sales charge waivers is available from your financial professional and in the section “About Your Account” beginning on page 32 of the prospectus, in the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers” and in the section “How to Buy Shares” beginning on page 67 in the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	None	None	None	None
...
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	1%	None	None	None
Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class Y	Class I
Management Fees[2]	0.80%	0.80%	0.80%	0.80%	0.80%
...
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
...
Other Expenses
...
Other Expenses of the Fund	0.28%	0.28%	0.28%	0.28%	0.11%
...
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
...
Total Annual Fund Operating Expenses	1.35%	2.10%	1.60%	1.10%	0.93%
...
Fee Waiver and/or Expense Reimbursement[3]	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%	2.04%	1.54%	1.04%	0.87%
1.	Expenses have been restated to reflect current fees.
2.	“Management Fees” reflects the gross management fees paid to the Manager by the Fund and the gross management fee for the Subsidiary during the Fund’s most recent fiscal year.
3.	After discussions with the Fund’s Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue to be in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund’s Board.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:
	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$700	$975	$1,271	$2,111	$700	$975	$1,271	$2,111
...
Class C	$309	$659	$1,135	$2,451	$209	$659	$1,135	$2,451
...
Class R	$158	$503	$872	$1,910	$158	$503	$872	$1,910
...
Class Y	$107	$346	$604	$1,342	$107	$346	$604	$1,342
...
Class I	$89	$292	$511	$1,143	$89	$292	$511	$1,143
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes
Oppenheimer Global Allocation Fund	1

when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.
Principal Investment Strategies. The Fund seeks to achieve its investment objective by allocating its assets among equity securities, fixed-income securities, and various other types of investments, from all over the world. The Fund will attempt to take advantage of long- and short-term fluctuations in the global markets by allocating its assets across a variety of asset classes. Such allocations may vary significantly from time to time. The Fund may invest in any market that the portfolio managers believe may offer an attractive investment opportunity. This investment flexibility is intended to allow the Fund to respond to, and seek to benefit from, changes in the global economic, political, and social landscape. The portfolio managers will analyze the overall investment opportunities and risks in the global markets and across asset classes in making investment decisions.
Generally, there are no geographic restrictions on where the Fund may invest and no restrictions on the amount of the Fund’s assets that can be invested in either U.S. or foreign securities, including securities of issuers in developing and emerging markets. Generally, during normal market conditions, the Fund will include a mix of equity securities, fixed-income securities, and various other types of investments. At any given time, however, the Fund may emphasize fixed-income securities, equity securities or other types of investments.
The Fund may invest in all types of equity securities, including common stock, preferred stock, convertible securities, rights and warrants, and other securities or instruments whose prices are linked to the value of common stock. The Fund does not limit its investments to issuers in a particular market capitalization range and at times may invest a substantial portion of its assets in one or more particular market capitalization ranges.
The Fund may invest in debt securities of any kind and of varying duration and maturities. Examples include, but are not limited to, securities that pay a fixed or fluctuating rate of interest, securities convertible into equity securities, securities issued or guaranteed by the U.S. federal and state governments or by their agencies and instrumentalities, securities issued or guaranteed by foreign governments, international agencies or supra-national entities, securities issued or guaranteed by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, inflation-indexed bonds, structured notes, loan assignments and loan participations.
The Fund may invest in below-investment-grade debt securities (commonly referred to as “junk bonds”), including distressed securities. Investment-grade debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (“Moody’s”) or S&P Global Ratings (“S&P”). The Fund may also invest in unrated securities, in which case the Fund’s Sub-Adviser, OppenheimerFunds, Inc., may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.
The portfolio managers may seek to adjust exposures, enhance investment returns, and hedge market risks through the use of short sales and a variety of derivative instruments including, but not limited to, futures, options, forward contracts and swaps. The Fund may invest in the securities of other investment companies, including exchange-traded funds (ETFs), as well as other entities sponsored and/or advised by the investment manager, the Sub-Adviser or an affiliate; subject to the limits of the Investment Company Act of 1940 or any exemptive relief therefrom. In addition, the Fund may invest in other types of investments including, but not limited to, commodity futures, event-linked securities, currency-related investments, real estate-related investments and precious metals-related investments.
The Fund has established a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals (“Gold ETFs”). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund’s investment in the Subsidiary may vary based on the portfolio managers’ use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
The Fund’s holdings may at times differ significantly from the weightings of the indices comprising its reference index (the “Reference Index”). The Fund’s Reference Index is a customized weighted index currently comprised of the following underlying broad-based security indices: 60% of the MSCI All Country World Index and 40% of the Bloomberg Barclays Global Aggregate Bond Index, Hedged. The Fund is not managed to be invested in the same percentages as those indices comprising the Reference Index.
Principal Risks. The price of the Fund’s shares can go up and down substantially. The value of the Fund’s investments may fall due to adverse changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund
2	Oppenheimer Global Allocation Fund

will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio manager’s evaluations and assumptions regarding market conditions may be incorrect. During periods of rapidly rising stock prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund’s use of a particular investment style might not be successful when that style is out of favor and the Fund’s performance may be adversely affected by the asset allocation decisions.
Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.
Risks of Investments in Other Investment Companies. As an investor in another investment company, the Fund would be subject to the risks of that investment company’s portfolio. Investing in another investment company may also involve paying a premium above the value of that investment company’s portfolio securities and is subject to a ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the payment of any premiums, expenses or sales charges. The Investment Company Act of 1940 also imposes limitations on mutual funds’ investments in other investment companies.
Oppenheimer Global Allocation Fund	3

The Fund may also invest in exchange-traded funds (ETFs), which are subject to all the risks of investing in investment companies as described above. Because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, shares of ETFs potentially may trade at a discount or a premium to their net asset value. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
4	Oppenheimer Global Allocation Fund

Because the Fund can invest without limit in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s intended departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
Risks of Alternative Investment Strategies. The Fund utilizes alternative investment strategies, which are strategies that the portfolio managers expect to result in investment performance that does not correlate with the performance of traditional asset classes, such as equity and fixed-income investments. The Fund also seeks to utilize a diverse mix of alternative investment strategies, in the hope that individual strategies yield low performance correlation to other alternative investment strategies used by the Fund. However, alternative investments may be more volatile or illiquid, particularly during periods of market instability, and the Fund cannot guarantee that diverse alternative investment strategies will yield uncorrelated performance under all market conditions. In addition, the particular mix of alternative investments in the Fund’s portfolio may not be sufficiently diversified. The Fund is subject to the risk that its alternative investments may undergo a correlation shift, resulting in returns that are correlated with the broader market and/or with the Fund’s other alternative investments.
Risks of Event-Linked Securities. Event-linked securities (including “catastrophe” bonds and other insurance-linked securities) are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other catastrophe or series of catastrophe events that leads to physical or economic loss(es). If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.
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Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a clearinghouse may entail further risks and costs.
Risks of Hedging. The Fund may engage in “hedging” strategies, including short sales, futures and other derivatives in an effort to protect assets from losses due to declines in the value of the Fund’s portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the Fund uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund’s return. In some cases, derivatives or other investments may be unavailable, or the investment adviser may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund. No assurance can be given that the investment adviser will employ hedging strategies with respect to all or any portion of the Fund’s assets.
Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments. Commodity-linked investments entail the risk that the Fund might not qualify as a “regulated investment company” under the Internal Revenue Code and its income may become subject to income taxes, reducing returns to shareholders.
Risks of Investments in the Fund’s Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.
In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
Who is the Fund Designed For? The Fund is designed for investors seeking total return. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in foreign and domestic equity and fixed-income securities and alternative asset classes. The Fund is intended to be a long-term investment, not a short-term trading vehicle. Because the Fund’s income will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance (for Class A Shares) from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance and those of the Reference Index, which has characteristics of those markets in which the Fund can invest. The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges and taxes are not reflected in the bar chart and if those charges were included, returns would be less than those shown. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund’s website: https://www.oppenheimerfunds.com/fund/GlobalAllocationFund
6	Oppenheimer Global Allocation Fund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 19.00% (2nd Qtr 09) and the lowest return for a calendar quarter was -12.74% (3rd Qtr 11). For the period from January 1, 2018 to December 31, 2018 the return before sales charges and taxes was -9.72%.

The following table shows the average annual total returns for each class of the Fund’s shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years (or life of class if less)
Class A Shares (inception 11/01/91)
Return Before Taxes	(14.91)%	0.57%	6.37%
Return After Taxes on Distributions	(16.84)%	(0.29)%	5.68%
Return After Taxes on Distributions and Sale of Fund Shares	(7.72)%	0.29%	4.99%
...
Class C Shares (inception 09/01/93)	(11.24)%	0.99%	6.21%
...
Class R Shares (inception 03/01/01)	(9.94)%	1.50%	6.73%
...
Class Y Shares (inception 05/01/00)	(9.46)%	2.02%	7.33%
...
Class I Shares (inception 02/28/12)	(9.35)%	2.20%	4.46%
...
MSCI All Country World Index	(9.42)%	4.26%	9.46%
(reflects no deduction for fees, expenses, or taxes)			6.90%*
...
Reference Index (60% MSCI All Country World Index / 40% Bloomberg Barclays Global Aggregate Bond Index, Hedged)	(4.91)%	4.10%	7.45%
(reflects no deduction for fees, expenses, or taxes)			5.55%*
...
Bloomberg Barclays Global Aggregate Bond Index, Hedged	1.76%	3.44%	3.78%
(reflects no deduction for fees, expenses, or taxes)			3.12%*
*	From 02/28/12

Investment Adviser. OFI Global Asset Management, Inc. (the “Manager”) is the Fund’s investment adviser. OppenheimerFunds, Inc. (the “Sub-Adviser”) is its sub-adviser.
Portfolio Managers. Benjamin Rockmuller, CFA, has been a portfolio manager of the Fund since February 2012 and a Vice President of the Fund since September 2010. Alessio de Longis, CFA, has been a portfolio manager and a Vice President of the Fund since April 2015.
Purchase and Sale of Fund Shares. You can buy most classes of Fund shares with a minimum initial investment of $1,000. Traditional and Roth IRA, Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500. For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment. Once your account is open, subsequent purchases may be made in any amount. For Class I shares, the minimum initial investment is $1 million per account. The Class I share minimum initial investment is waived for retirement plan and health savings account service provider platforms (jointly, “service provider platforms”).
Shares may be purchased and redeemed on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail at the address on the back cover, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677 on any regular business day.
Share transactions may be paid by check, by Federal funds wire or directly from or into your bank account.
Taxes. Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes, unless your shares are held in a tax-deferred account (in which case you may be taxed later, upon withdrawal of your investment from such account).
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Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
8	Oppenheimer Global Allocation Fund

More About The Fund
About the Fund’s Investments
The allocation of the Fund’s portfolio among different types of investments will vary over time and the Fund’s portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains additional information about the Fund’s investment policies and risks.
The Fund’s Principal Investment Strategies and Risks. The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio manager’s evaluations and assumptions regarding market conditions may be incorrect. During periods of rapidly rising stock prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund’s use of a particular investment style might not be successful when that style is out of favor and the Fund’s performance may be adversely affected by the asset allocation decisions.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
■	Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide
Oppenheimer Global Allocation Fund	9

more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of large-, mid- and small-sized issuers. At times, the Fund may focus its equity investments in securities of one or more capitalization ranges, based on the Manager’s judgment of where the best market opportunities are and whether the market favors or disfavors securities of issuers of a particular capitalization range.
Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short term, and may have very limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-cap,” “mid-cap” or “large-cap” company may change over time as well. After the Fund buys the security of an individual company, that company may expand or contract and no longer fall within the designated capitalization range. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased beyond the Fund’s capitalization-range definition, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Growth Investing. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. Growth companies can be new companies or established companies that may be entering a growth cycle in their business. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings into research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
10	Oppenheimer Global Allocation Fund

Value Investing. Value investing seeks stocks that are priced below their intrinsic or prospective worth. Value investing uses fundamental analysis and research to seek to identify issuers whose securities are undervalued in the marketplace in relation to factors such as their earnings potential, assets, industry position, management strength and cash flows. Undervalued companies may have lower stock prices because the market is not aware of their intrinsic value or does not yet fully recognize their future potential. The price of those securities may increase if other investors recognize a company’s current or potential worth.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies subject to the limits of the Investment Company Act of 1940. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund, at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the expenses. The Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the Investment Company Act of 1940.
Exchange-Traded Funds (ETFs). The Fund can invest in ETFs, which are typically open-end funds or unit investment trusts listed on a stock exchange and traded like stocks. The Fund might do so as a way of gaining exposure to securities represented by the ETF’s portfolio at times when the Fund may not be able to buy those securities directly, or it might do so in order to equitize cash positions. As a shareholder of an ETF, the Fund would be subject to its ratable share of that ETF’s expenses, including its advisory and administration expenses. At the same time, the Fund would bear its own management fees and expenses. Similar to a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF. Because ETFs are listed on national stock exchanges and traded like stocks listed on an exchange, shares of ETFs potentially may trade at a discount or a premium to their net asset value. An active market for the ETF may not develop. Additionally, market trading in the ETF may be halted under certain circumstances. Furthermore, investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The Fund’s investments in the shares of ETFs are subject to the limits that apply to investments in investment companies under the Investment Company Act of 1940 or any exemptive relief therefrom. The Fund does not intend to invest in ETFs unless the investment adviser believes that the potential benefits of the investment justify the expenses.
Debt Securities. The Fund may invest in debt securities, including, but not limited to: U.S. and foreign government bonds and notes, collateralized mortgage obligations and other mortgage-related securities, asset-backed securities, participation interests in loans, investments in pooled investment entities (including those that invest in loans), “structured” notes, corporate debt obligations, including below-investment-grade, high-yield domestic and foreign corporate debt obligations, and zero-coupon and stripped securities.
Debt securities may be subject to the following risks:
■	Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
■	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration”
Oppenheimer Global Allocation Fund	11

attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
■	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
■	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
■	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
■	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
■	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
■	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or the realization of capital gain allocated to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of
12	Oppenheimer Global Allocation Fund

financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets.
Following the financial crisis, the Federal Reserve sought to stabilize the economy by keeping the federal funds rate near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as “quantitative easing.” As the Federal Reserve has completed the tapering of its securities purchases pursuant to quantitative easing, it has recently raised interest rates on multiple occasions, and continues to consider future raises to the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (“Moody’s”) or S&P Global Ratings (“S&P”) (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the Statement of Additional Information.
Unrated Securities. Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
High-Yield, Below-Investment-Grade Debt Securities. The Fund can invest in high-yield, below-investment-grade fixed-income securities of U.S. and foreign issuers. Those securities may include, among others: bonds, debentures, notes, preferred stock, loan participation interests, “structured” notes, commercial mortgage-backed securities, and asset-backed securities. There are no limits on the amount of the Fund’s assets that can be invested in securities rated below-investment-grade. These securities are generally considered speculative.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than
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investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
■	Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
■	Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
■	Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
■	Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
■	Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Distressed Debt Securities. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Such distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in below-investment-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Price Arbitrage. Because the Fund can invest in below-investment-grade bonds that may trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Foreign Investing. The Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and
14	Oppenheimer Global Allocation Fund

brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign-currency denominated investments.
■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
■	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
■	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
■	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
■	Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.
■	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
Oppenheimer Global Allocation Fund	15

■	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s intended departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of United Kingdom banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.
Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (“Ginnie Maes”), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship.
U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Treasury Inflation-Protection Securities (“TIPS”). These are U.S. Treasury securities designed to protect against inflation. The interest rate paid on TIPS is fixed. The principal value rises or falls semi-annually based on published changes to the Consumer Price Index. If inflation occurs, the principal amount will be adjusted upwards, resulting in increased interest payments. If deflation occurs, the principal amount will be adjusted downwards, resulting in lower interest payments. The principal amount payable at maturity will be the greater of the adjusted principal amount and the original principal amount. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest
16	Oppenheimer Global Allocation Fund

rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Mortgage-Related Government Securities. Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by private issuers. Private-issuer mortgage-backed securities may include loans on residential or commercial properties. Mortgage-related securities, including collateralized mortgage obligations (“CMOs”), issued by private issuers are not U.S. government securities, making them subject to greater credit risks than U.S. government securities. Private issuer securities are subject to the credit risks of both the issuers and the underlying borrowers, although in some cases they may be supported by insurance or guarantees.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Forward Rolls. The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund will bear the risk that the market value of the securities might decline below the price at which the Fund is obligated to repurchase them or that the counterparty might default in its obligations.
Money Market Instruments. The Fund may invest in money market instruments. Money market instruments are short-term, US dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940 of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall.
Bank Obligations. Bank obligations include time deposits, certificates of deposit, bankers’ acceptances and other bank obligations that are fully insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC currently insures the deposits of member banks up to $250,000 per account. Bank obligations also include obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or obligations of a foreign bank with total assets of at least U.S. $1 billion. Those banks may include commercial banks, savings banks, and savings and loan associations that may or may not be members of the FDIC.
Bank obligations may have a limited market and may be deemed “illiquid” unless the obligation, including principal amount plus accrued interest, is payable within seven.
Commercial Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of S&P Global Ratings (“S&P”), and Moody’s Investors Service (“Moody’s”). If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least “AA” by S&P or “Aa” by Moody’s. The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.
Repurchase Agreements. In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.
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Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of an underlying debt obligation and the simultaneous agreement to repurchase it at an agreed-upon price and date. These transactions involve the risk that the market value of the securities sold under a reverse repurchase agreement could decline below the cost of the obligation to repurchase them. The Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.
Floating Rate and Variable Rate Obligations. Some fixed-income securities have variable or floating interest rates. The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank’s prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument’s rate is adjusted automatically each time the base rate is adjusted. The interest rates on variable rate obligations are adjusted at stated periodic intervals. Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. A floating rate or variable rate obligation may meet the required credit quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.
Zero-Coupon and Stripped Securities. Some of the debt securities the Fund may invest in are zero-coupon or stripped securities. They may be issued by the U.S. government or private issuers. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Stripped securities are the separate income or principal components of a debt security. One component might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial security.
Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as a result of interest rate changes than interest bearing securities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon or principal-only security at a time when it has not actually received the income. The values of interest-only and principal-only securities are also very sensitive to prepayments of underlying obligations. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to interest rates. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to value them or dispose of its holdings quickly at an acceptable price.
Event-Linked Securities. The Fund may invest in “event-linked” securities (including “catastrophe” bonds and other insurance-linked securities) or in interests in trusts and other pooled entities that invest primarily or exclusively in event-linked securities, including entities sponsored and/or advised by the investment adviser or an affiliate. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless it is of a certain magnitude (based on scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group, or a reference index. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest.
Event-linked securities may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked securities provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked securities are typically rated by one or more nationally recognized statistical rating organizations and the Fund will only invest in event-linked securities that meet the credit quality requirements for the Fund.
Investing in Special Situations. At times, the Fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to adjust exposures, to seek to enhance investment returns or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
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Options, futures, forward contracts, swaps and “structured” notes are some of the types of derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, under rules enacted under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Risks of Leverage. Certain derivatives and other investments of the Fund involve a degree of leverage. Generally, leverage may occur when, in return for the potential to realize higher gain, an investment exposes the investor to a risk of loss that exceeds the amount invested. The Fund’s use of an economically leveraged derivative may provide the potential for investment gain or loss that may be several times greater than the change in value of the underlying security, asset, interest rate, index or currency upon which such derivative is based, which may result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. If the Fund uses derivatives for leverage, its share price will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of its investments.
The Fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, the Fund must identify liquid assets (sometimes referred to as “asset segregation”) or engage in other measures, with regard to its derivative instruments.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
Risks of “Structured” Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the underlying investment or index. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.
Generally, if the Fund buys credit protection using a credit default swap, the Fund will make fixed payments to the counterparty and if a credit event occurs with respect to the applicable issuer, the Fund will deliver the issuer’s defaulted bonds underlying the swap to the swap counterparty and the counterparty will pay the Fund par for the bonds. If the Fund sells credit protection using a credit default swap, generally the Fund will receive fixed payments from the counterparty and if a credit event occurs with respect to the applicable issuer, the Fund will pay the swap counterparty par for the issuer’s defaulted bonds and the swap counterparty will deliver the bonds to the Fund. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the issuer’s defaulted bonds from the seller of protection. If the credit default swap is on a basket of issuers, the notional value of the swap is reduced by the amount represented by that issuer, and the fixed payments are then made on the reduced notional value.
Risks of Credit Default Swaps. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit
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protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange the right to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.
Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.
Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Total Return Swaps on Shares of Affiliated Funds. Shares of certain affiliated Oppenheimer registered investment companies that are managed by the Manager, or an affiliate of the Manager (each, a “referenced fund”) can serve as reference securities for total return swaps used by the Fund. This investment technique provides the Fund with synthetic long investment exposure to the performance of a referenced fund through payments made by a swap dealer counterparty to the Fund under the swap that reflect the positive total return (inclusive of dividends and distributions) on those shares. In exchange, the Fund would make periodic payments to the counterparty under the swap based on a fixed or variable interest rate, as well as payments reflecting any negative total return on those shares. The swap provides the Fund with the economic equivalent of ownership of those shares through an entitlement to receive any gains realized, and dividends paid, on the shares, and an obligation to pay any losses realized on the shares. This investment technique provides the Fund effectively with leverage intended to achieve an economic effect similar to the Fund’s purchase of shares of the referenced fund with borrowed money. As such, this investment technique will subject the Fund to the risks of leverage discussed in this Prospectus.
Performance of such a swap is subject to the performance and risks of the referenced fund and its investment portfolio. If the performance of the shares of the referenced fund referenced in the swap is negative or is not sufficiently positive to offset the periodic payment due to the counterparty based on the fixed or variable interest rate, then the performance of the Fund will be negatively impacted. Additionally, the counterparty’s payments to the Fund will be based upon the change in the net asset value of the referenced fund’s shares referenced in the swap, which take into account the ratable share of the internal expenses of the referenced fund as reflected in its net asset value (including management fee and administrative expenses of the referenced fund). Though not contractually required (or requested by the Manager) to do so, the counterparty would be expected to hedge its market risk exposure under the swap by purchasing for its own account shares of the referenced fund. If the counterparty does hedge by purchasing shares of the referenced fund, the Manager or an affiliate of the Manager (as applicable), as investment adviser to the referenced fund, will receive a management fee attributable to the counterparty’s direct investment in the referenced fund. Finally, like other total return swaps, these swaps are subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Certain information necessary to price these swaps daily may not be available in a timely manner under standard valuation methodologies used by the Fund; therefore these swaps will be fair valued daily pursuant to the Fund’s fair valuation procedures using a fair valuation methodology.
Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the “premium”) of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s statement of financial condition.
Volatility Swap Contracts. Volatility is a measure of the magnitude of fluctuations in the value of a security, currency, index or other financial instrument over a specified period of time. The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. For example, to hedge the risk that the value of an asset held by the Fund may fluctuate significantly over the Fund’s period of investment, the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of the asset over a specified time period is greater than a volatility rate agreed at the outset of the swap. Alternatively, if the investment adviser believes that a particular security, currency, index or other financial instrument will demonstrate more (or less) volatility over a period than the market’s general expectation, to seek to increase investment return the Fund might
20	Oppenheimer Global Allocation Fund

enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of that underlying instrument over the period is more (or less) than the volatility rate agreed at the outset of the swap.
Risks of Volatility Swaps. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the investment adviser is incorrect in its forecast of volatility for the underlying security, currency, index or other financial instrument that is the subject of the swap. If the investment adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap. Volatility swaps can have the potential for unlimited losses.
Put and Call Options. The Fund may buy and sell call and put options on futures contracts (including commodity futures contracts), commodity indices, financial indices, securities indices, currencies, financial futures, swaps and securities. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified (strike) price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price. Options may be traded on a securities or futures exchange or over-the-counter. Options on commodity futures contracts are traded on the same exchange on which the underlying futures contract is listed. The Fund may purchase and sell options on commodity futures listed on U.S. and foreign futures exchanges.
The Fund may sell call options if they are “covered.” That means that while the call option is outstanding, the Fund must either own the security subject to the call, or, for certain types of call options, identify liquid assets on its books that would enable it to fulfill its obligations if the option were exercised. The Fund may also sell put options. The Fund must identify liquid assets to cover any put options it sells.
Risks of Options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
Forward Contracts. Forward contracts are foreign currency exchange contracts that are used to buy or sell foreign currency for future delivery at a fixed price. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may use forward contracts to try to protect against declines in the U.S. dollar value of foreign securities that it owns and against increases in the dollar cost of foreign securities it anticipates buying. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases. Forward contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.
Risks of Forward Contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. Investments in forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs.
Futures Contracts. The Fund can buy and sell futures contracts, including financial futures contracts, currency futures contracts and commodities futures contacts. Futures contracts are agreements in which one party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made. Futures contracts are traded on futures exchanges, which offer a central marketplace in which to originate futures contracts and clear trades in a secondary market. Futures exchanges also provide standardization of expiration dates and contract sizes. Buyers of futures contracts do not own the underlying asset or commodity unless they decide to accept delivery at the expiration of the contract. Delivery of the underlying commodity to satisfy a commodity futures contract rarely occurs and buyers typically close-out their positions before expiration. Financial futures contracts are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price, and may be settled in cash or through delivery of the underlying instrument. Generally, the Fund expects to satisfy or offset the delivery obligations under a futures contract by taking an equal but opposite position in the futures market in the same underlying instrument. The Fund’s investments in futures contracts may involve substantial risks.
Risks of Futures Contracts. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Volatility Index Futures. Volatility index (VIX) futures are contracts in which parties buy and sell the expectation of future volatility in the value of an index of equity securities (such as the S&P 500). A VIX future references a particular market volatility index, which measures market expectations of near-term volatility in the value of a specified equity index conveyed by prices of options on that equity index.
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Risks of VIX Futures. VIX futures are subject to the risk that the Sub-Adviser is incorrect in its forecast of volatility for the underlying index, resulting in the Fund having to make a cash payment to settle the futures contract, and in certain instances, have the potential for unlimited loss.
Commodity-Linked Derivatives. A commodity-linked derivative is a derivative instrument whose value is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. The value of some commodity-linked derivatives may be based on a multiple of those price movements. The Fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments.
Commodity-Linked Notes. A commodity-linked note is a derivative instrument that has characteristics of both a debt security and a commodity-linked derivative. It typically makes interest payments like a debt security and at maturity the principal payment is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and the Fund negotiates with the issuer to obtain specific terms and features that are tailored to the Fund’s investment needs.
Commodity-linked notes may be principal-protected, partially-protected, or offer no principal protection. A principal-protected commodity-linked note means that the issuer will pay, at a minimum, the par value of the note at maturity. With a partially-protected or no-principal-protection commodity-linked note, the Fund may receive at maturity an amount less than the note’s par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note.
Risks of Commodity-Linked Investments. Investments linked to the prices of commodities are considered speculative. The commodity-linked instruments in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including: changes in supply and demand relationships, weather, agriculture, fiscal and exchange control programs, disease, pestilence, and international economic, political, military and regulatory developments. These events might have less impact on the values of stocks and bonds and can make commodity-linked investments more volatile than other types of investments. Commodity-linked investments entail the risk that the Fund might not qualify as a “regulated investment company” under the Internal Revenue Code and its income might become subject to income taxes, reducing returns to shareholders.
Commodity markets are also subject to temporary distortions and other disruptions due to lack of liquidity, the participation of speculators, and government regulation, among other factors. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices that may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices may have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices and could adversely affect the value of commodity-linked investments.
Investments in the Fund’s Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.
Investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code (“Subchapter M”). Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from certain of the commodity-linked derivatives in which the Fund invests may not be treated as “qualifying income” for purposes of the 90% income requirement. The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. Should the Internal Revenue Service take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the Fund’s ability to invest in commodity-related investments, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Under proposed regulations, the annual net profit realized by the Subsidiary and treated as received by the Fund for U.S. federal income tax purposes will be considered “qualifying income” for purposes of the Fund’s qualification as a regulated investment company under Subchapter M only to the extent such net profit is currently and timely distributed to the Fund. If such proposed regulations are finalized in their current form, the Fund generally expects that it will cause the Subsidiary to currently and timely distribute such amounts. If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income, and the Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they
22	Oppenheimer Global Allocation Fund

can be sold publicly. Securities that have limitations on their resale are referred to as “restricted securities.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will not invest more than 15% of its net assets in illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Investments in Money Market Instruments. The Fund can invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. Money market instruments are short-term, U.S. dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940, of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall.
The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund. It may also invest in money market instruments directly, or in other affiliated or unaffiliated money market funds. The Fund may invest in such other money market funds, such as Oppenheimer Institutional Government Money Market Fund, rather than purchasing individual short-term investments. Oppenheimer Institutional Government Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, and is part of the Oppenheimer family of funds. At the time of an investment, the Fund cannot always predict what will be the yield of the Oppenheimer Institutional Government Money Market Fund, or any other money market fund it may hold, because of the wide variety of instruments that such fund may hold in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of any other money market fund it may hold, including its advisory fee. However, the Manager will waive a portion of the Fund’s advisory fee to the extent of the Fund’s share of the advisory fee paid to the Manager by Oppenheimer Institutional Government Money Market Fund, or to any other similar affiliated money market fund of which the Fund is a shareholder. If the Fund invests in an unaffiliated money market fund, the Manager will not waive a portion of the Fund’s advisory fee representing the Fund’s share of the advisory fee paid by such unaffiliated fund to any unaffiliated manager.
When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a “when-issued” basis and may purchase or sell such securities on a “delayed-delivery” basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.
The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security declines below the purchase price.
Other Investment Strategies and Risks. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Short Sales. The Fund may make short sales of securities, either as a hedge against the potential decline in value of a security that the Fund owns or to realize appreciation when a security that the Fund does not own declines in value. The Fund may also use derivative instruments to create a position that is economically similar to a short sale. A short sale involves selling a security that the Fund does not own and borrowing that security for delivery to the purchaser. The Fund would then be obligated to purchase the security at a later date in order to return it to the security’s lender. The Fund would realize a gain on the transaction if the price at which it sold the security was higher than the price at which it repurchased the security plus the costs of borrowing the security and any other transaction costs. The Fund will limit short sales to not more than 33 1⁄3% of its total assets.
Risks of Short Sales. There is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. A short sale of a security creates the risk of an unlimited loss, since the price of the security could theoretically increase without limit. Purchasing securities to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Short sales may cause a higher portfolio turnover rate and increase the Fund’s brokerage and other transaction expenses. Short selling is considered a speculative investment practice.
Real Estate Investment Trusts. The Fund may invest in shares of real estate investment trusts, which are referred to as REITs. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs are companies that primarily invest in real property and derive income mainly from the collection of rents. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are generally not taxed on distributed income if substantially all of its taxable income (other than net capital gains) is distributed to shareholders each year. As a result, REITs tend to pay higher dividends than other types of companies.
Oppenheimer Global Allocation Fund	23

Real Estate Operating Companies. A REOC is similar to a REIT in that both may own and operate commercial and other real estate properties or make other real estate investments. A REOC has not elected to be taxed as a REIT, however. As a result, a REOC has fewer restrictions on its investments and does not typically pay any specific level of income. A REOC may reinvest all of its cash flow from operations back into the company which allows it to, for example, finance acquisitions and development projects to grow its business. REOCs do not benefit from the favorable tax treatment that is accorded to REITs, however.
Risks of Investments in REITS and Other Real Estate-Related Securities. The performance of the Fund’s investment in REIT shares and other real estate-related securities is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to many different factors, including but not limited to disruptions in real estate sales markets, increased vacancies or declining rents, increased property taxes and other operating costs, low demand and oversupply, the failure of borrowers to repay loans in a timely manner, changes in tax and regulatory requirements, changes in interest rates or rates of inflation, negative economic developments affecting businesses or individuals, obsolescence, competition, uninsured casualty losses, condemnation losses, environmental liabilities, lack of available credit or changes in federal or state taxation policies affecting real estate. The price of a real estate company’s securities may also drop because of dividend reductions, lowered credit ratings, poor company management, or other factors that affect companies in general. Mortgage REITs are particularly subject to interest rate risks.
REITs are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs are subject to failure to qualify for pass-through of income under applicable tax laws. REITs and other real estate market securities whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. REIT and other real estate-related securities tend to be small- to mid-cap stocks and are subject to risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.
Investments in Mining Securities and Metal Investments. The Fund may invest directly in, or indirectly through the Subsidiary or by means of derivative instruments, securities issued by companies that are involved in mining or processing or dealing in gold or other metals or minerals. These securities are described as “Mining Securities.” The Fund may also invest up to 10% of its total assets in gold or silver bullion, in other precious metals, in metals naturally occurring with precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. These investments are referred to as “Metal Investments.” While the Fund may hold gold or silver coins that have an active, quoted trading market, it will not hold them for their value as “collectibles.” The Fund’s investment in Gold ETFs is subject to this investment restriction.
Risks of Investments in Mining Securities and Metal Investments. Investments in Mining Securities and Metal Investments involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of gold and precious metals; (2) the concentration of gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of Independent States (the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of gold and sales of central bank gold holdings; (3) unpredictable international monetary policies, economic and political conditions; (4) possible U.S. governmental regulation of Metal Investments, as well as foreign regulation of such investments; and (5) possible adverse tax consequences for the Fund in making Metal Investments, if it fails to qualify as a “regulated investment company” under the Internal Revenue Code.
To the extent the Fund invests in gold or silver bullion, it will earn no income. However, the Fund may realize gains as a result of the sale of those investments after an appreciation in the market price and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.
Investments in metals entail the risk that the Fund might not qualify as a “regulated investment company,” under the Internal Revenue Code because any gains from the sale of those investments would not constitute “qualifying income” under Subchapter M. As explained under “Investments in the Fund’s Wholly-Owned Subsidiary” in this prospectus, Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from qualifying sources. The “Taxes” section in this prospectus and “Distributions and Taxes” section in the Statement of Additional Information provides additional information about the Fund’s tax implications.
Investing in Gold ETFs. Shares of Gold ETFs generally represent units of fractional undivided beneficial interests in a trust. The shares are intended to reflect the performance of the price of gold bullion. Because a Gold ETF has operating expenses and transaction and other costs (including storage and insurance costs) while the price of gold bullion does not, a Gold ETF will sell gold from time to time to pay expenses. This will reduce the amount of gold represented by each Gold ETF share, irrespective of whether the trading price of the shares rises or falls in response to changes in the price of gold. An investment in a Gold ETF is subject to all of the risks of investing directly in gold bullion, including tax risks. In addition, the market value of the shares of the Gold ETF may differ from their net asset value because the supply and demand in the market for shares of the Gold ETF at any point in time is not always identical to the supply and demand in the market for the underlying assets. Gold ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its
24	Oppenheimer Global Allocation Fund

proportionate share of those costs. Under certain circumstances, a Gold ETF could be terminated. Should termination occur, the Gold ETF could have to liquidate its holdings at a time when the price of gold is falling.
Municipal Securities. The Fund may invest in municipal securities. Municipal securities are fixed-income securities primarily issued by states, cities, counties and other governmental entities in the United States to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects, or financing public facilities. The interest received from most municipal bonds is exempt from federal, state or local income taxes in the municipalities where the bonds are issued, however the Fund can invest in municipal securities because the investment adviser believes they offer attractive yields relative to the yields and risks of other debt securities, rather than to seek tax-exempt interest income for distribution to shareholders.
Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk and credit risk. The value of the Fund’s investment in municipal securities will be highly sensitive to events affecting the fiscal stability of the states, municipalities, agencies, authorities and other instrumentalities that issue the municipal securities. In particular, economic, legislative, regulatory or political developments affecting the ability of a state’s issuers to pay interest or repay principal may significantly affect the value of the Fund’s investments in these securities. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, or changes in the credit ratings assigned to the state’s municipal issuers. Other occurrences, such as catastrophic natural disasters, can also adversely affect a state’s fiscal stability. National economic crises, such as occurred in the latter half of 2008 and early 2009, may cause deterioration in the economies of many states, resulting in an adverse impact on states’ spending, revenues and state budgets that can cause many states to operate under significant financial stress.
Special Considerations of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and over stock. However, the Fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the Fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the Fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The Fund can also purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original lender; the Fund may invest directly in a loan by purchasing a loan by an assignment; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is described elsewhere in this prospectus.
Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan.
Loan Assignments. The Fund may also purchase a loan by assignment. In a loan assignment, the Fund typically succeeds to the rights and obligations of the assigning lender under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys an assignment, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment. Occasionally, the selling lender pays a fee to the assignee. If the Fund assigns a loan, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, the Fund may be required to pay a transfer fee to the lending agent.
Participation Interests. The Fund may invest in participation interests in loans. Participation interests represent an undivided fractional interest in a loan. They are typically purchased from banks or dealers that have made the loan or have become members of the loan syndicate by purchasing the loan by assignment. When the Fund invests in a loan via a participation, the participation seller remains the lender of record under the loan agreement, and the Fund typically becomes the beneficial owner of the loan, and is entitled to receive from the participation seller any payments or other property or distributions received by the participation seller from or on behalf of the borrower of the loan. When the Fund buys a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to
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settlement of the participation, to the lender selling the participation. Occasionally, the selling lender pays a fee to the participant. If the Fund sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to.
Recourse. When the Fund invests in loans as an original lender it will have direct recourse against the borrower in the event of a failure to pay scheduled principal or interest. When it purchases a loan by assignment, it typically succeeds to whatever rights the assigning lender had under the loan agreement, and will therefore be entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys a participation interest, it assumes the credit risk of the borrower and the counterparty risk of the lender selling the participation interest (and, in certain circumstances, such lender’s credit risk), and the terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Manager or an affiliate. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below-investment-grade or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.
Interest Rates and Floating or Adjustable Rate Loans. The loans in which the Fund invests typically have floating or adjustable interest rates. For that reason, the Sub-Adviser expects that when interest rates change, the values of these floating rate loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund’s shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust (which is most often quarterly, but may be monthly, every six months, or some other period), the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund’s shares to fluctuate.
The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as:
■	the prime rate offered by one or more major U.S. banks (referred to as the “Prime Rate”), or
■	the London Inter-Bank Offered Rate (“LIBOR”).
The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the benchmark selected by a borrower for its loans may change from time to time (but the benchmark selected for a particular loan will remain the same for the life of that loan). If the benchmark interest rate on a floating rate loan changes, the rate payable to lenders under the floating rate loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that floating rate loan after the next scheduled adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that floating rate loan after the next scheduled adjustment date.
The Fund may use interest rate swap agreements and other hedging practices to mitigate fluctuations in value when the interest rate under the loan is periodically reset.
The Fund may invest in loans having a fixed rate of interest; however, it is unlikely to do so because fixed rate loans are uncommon in the loan market generally.
Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Due to the relative recency of this announcement, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a fund or the financial instruments in which a fund invests cannot yet be determined.
Prepayment. The Fund has no limits as to the maturity of loans it may purchase. Senior Loans in general have a stated term of between five and seven years, and other types of loans in which the Fund may invest may have shorter or longer maturities. Notwithstanding their stated maturity, loans may be prepaid prior to their stated terms for reasons including, but not limited to, high market demand for loans, refinancing by the borrower, mandatory prepayment requirements or desire of the borrower to repay outstanding debt. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return. However, any prepayment and facility fees the Fund receives may help reduce any adverse impact on the Fund’s yield. Because the interest rates on floating rate loans adjust periodically, the Sub-Adviser believes that the Fund should generally be able to reinvest prepayments in floating rate loans that have yields similar to those that have been prepaid.
Subordination. Senior loans typically hold the most senior position in a borrower’s capital structure. They may include loans that hold the most senior position alone, loans that hold an equal ranking with other senior debt, or loans that are, in
26	Oppenheimer Global Allocation Fund

the judgment of the Sub-Adviser, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of senior loans before they pay the holders of subordinated debt and preferred or common shareholders and give the holders of senior secured loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
That senior position in the borrower’s capital structure typically gives the holders of senior loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. This means in the event the assets of the borrower are insufficient in value to satisfy all its creditors, senior debt will be satisfied in priority to debt that is subordinate to senior debt.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. While second lien loan positions generally are subject to similar risks as those associated with investments in first lien loan positions, second lien loan positions have the additional risk that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans may be fully collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as trademarks or patents, or (4) shares of stock of the borrower or its subsidiaries or affiliates. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy a borrower’s obligations under a loan in full. A borrower’s subsidiaries, affiliates, shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund invests in the loan, particularly if the collateral consists of equity securities of the borrower or its subsidiaries or affiliates.
If a borrower defaults, insolvency laws may limit the Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the lenders’ security interest or their enforcement of their security under the loan to be invalid, or a bankruptcy court may require the borrower to use the collateral to pay other outstanding obligations prior to satisfying the lenders in full. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. In addition, in the event of a borrower default on a collateralized loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the Sub-Adviser determines it is appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient in value to compensate the Fund in full in the event of a default of scheduled interest or principal payments.
The Fund can invest in loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized loans because the recourse of the Fund to the borrower’s assets in the case of a default would be as a general unsecured creditor. The Fund applies the same investment and credit standards to unsecured loans as to secured loans, except for collateral requirements.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund.
Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.
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Limited Secondary Market for Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans, some loans are not as easily purchased or sold as publicly-traded securities. As a result, some loans are illiquid, which means that the Fund may be limited in its ability to sell those loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests. The market for illiquid financial assets is more volatile than the market for liquid investments and it may be more difficult to obtain accurate valuations for the Fund’s investments.
Possible Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including the Fund. There may be fewer loans available for investment that meet the Fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as the Fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
Credit Quality Standards for Loans. Rating organizations, such as S&P or Moody’s, rate debt obligations by rating the issuer, after evaluating the issuer’s financial soundness. Generally, the lower the investment rating, the more risky the investment. Debt securities rated below “BBB-” by S&P or “Baa3” by Moody’s are commonly referred to as “high risk” securities or, in the case of bonds, “junk bonds.” Loans rated “B” are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. While securities rated Baa by Moody’s or BBB by S&P are considered to be “investment grade,” they have some speculative characteristics. The Fund may invest in loans that are rated both investment grade and below-investment grade by different rating organizations. An appendix to the Fund’s Statement of Additional Information includes the definitions of the rating categories of the principal rating organizations.
Many loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality.
While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Sub-Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. The Sub-Adviser’s decision not to receive material, non-public information under normal circumstances may place the Fund at a disadvantage relative to other investors in loans, and could adversely affect the Fund’s investment performance. In certain cases, the Sub-Adviser may nevertheless receive material, non-public information regarding loans, and its ability to trade in such loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Sub-Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Master Limited Partnerships. The Fund may invest in publicly traded limited partnerships known as “master limited partnerships” or MLPs. MLPs issue units that are registered with the Securities and Exchange Commission and are freely tradable on a securities exchange or in the over-the-counter market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.
Diversification and Concentration. The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual securities by diversifying its investments across a broad number of different issuers. The Fund will not
28	Oppenheimer Global Allocation Fund

concentrate its investments in issuers in any one industry. At times, however, the Fund may emphasize investments in some industries or sectors more than others. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. The Securities and Exchange Commission staff has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; however, securities issued by any one foreign government are considered to be part of a single “industry.” For purposes of compliance with its concentration policy, the Fund will consider portfolio investments held by underlying investment companies in which the Fund invests, to the extent that the Fund has sufficient information about such portfolio investments. The Fund will make reasonable efforts to obtain such information.
Conflicts of Interest. The investment activities of the Manager, the Sub-Adviser and their affiliates with respect to other funds and accounts they manage may present potential conflicts of interest that could, under certain circumstances, disadvantage or adversely affect the Fund and its shareholders. The Manager, the Sub-Adviser or their affiliates advise other funds and accounts that have investment objectives and strategies that differ from, and may be contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund’s investment strategies or activities. Other funds or accounts advised by the Manager, the Sub-Adviser or their affiliates may also have conflicting interests arising from investment objectives and strategies that are similar to those of the Fund. For example, those funds and accounts may engage in, and compete for, the same types of investment opportunities as the Fund or invest in securities of the same issuers that have different features and interests as compared to securities held by the Fund. These features (such as seniority, guarantees and differential voting rights) may, under certain circumstances, come into conflict with or disadvantage securities held by the Fund. In addition, other funds or accounts advised by the Manager, the Sub-Adviser, or their affiliates may invest in the Fund’s shares. Because the Manager, the Sub-Adviser and their affiliates may carry out the investment activities of those other funds or accounts without regard to the investment objectives or performance of the Fund, it is possible that the value of investments held by the Fund (or shares of the Fund itself, if applicable) or the Fund’s investment strategies may be adversely affected.
The Fund’s investment performance will usually differ from the performance of other funds or accounts that are also advised by the Fund’s Manager, the Sub-Adviser or their affiliates even in cases where the investment objectives and strategies of the relevant funds or accounts are similar. When managing multiple funds or accounts, the Fund’s Manager, the Sub-Adviser and their affiliates may make decisions with respect to investment positions held by certain funds or accounts that may cause the Fund to experience losses during periods in which other funds or accounts achieve gains. This may include causing another fund or account to take actions with respect to an issuer’s liquidation, restructuring, default or corporate actions that may conflict with the interests of the Fund. Similar conflicts may also arise when the Fund and other funds or accounts invest in different parts of an issuer’s capital structure, such as when the Fund holds equity or debt obligations of an issuer, and another fund or account holds more senior (or junior) debt obligations of the same issuer, or when the Fund and other funds or accounts hold securities of different issuers that have competing claims to the same assets or sources of payment. In such circumstances, decisions regarding whether to trigger an event of default, the terms of any potential workout or restructuring of a distressed issuer, liquidating or selling an investment, corporate actions, litigation or other investment decisions may, and often do, result in conflicts of interest. The Fund may receive lower returns on its investment in an issuer as a result of actions taken with respect to the same or related issuers by other investors, including other funds or accounts managed by the Manager, the Sub-Adviser or their affiliates.
The Fund’s Manager, the Sub-Adviser or their affiliates may manage funds or accounts with different fee rates and/or fee structures, including funds or accounts that pay advisory fees based on account performance (“performance fee accounts”). Such differences in fee arrangements may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. For example, the Manager, the Sub-Adviser or their affiliates could potentially allocate the most attractive investments to higher-fee accounts or performance fee accounts, or the trading of higher-fee accounts could potentially be favored as to timing and/or execution price.
The Manager and the Sub-Adviser have adopted policies and procedures designed to mitigate where possible potential conflicts of interest identified by the Manager and the Sub-Adviser. However, such policies and procedures may also limit the Fund’s investment activities and affect its performance. For example, the investment activities of such funds or accounts may result in the Manager’s, the Sub-Adviser’s or their affiliates’ receipt of material non-public information concerning certain securities, which could lead to restrictions in the trading of such securities or other investment activities of the Fund or other funds or accounts managed by the Manager, the Sub-Adviser or their affiliates. In certain cases, the Fund’s Manager, the Sub-Adviser or their affiliates may avoid certain investment opportunities or actions that would potentially give rise to conflicts with other funds or accounts, which could also have the effect of limiting the Fund’s investment opportunities and performance. In other cases, the Fund’s Manager, the Sub-Adviser or their affiliates may choose not to or fail to avoid investment opportunities or action that would potentially give rise to conflicts with other funds or accounts, which could under certain circumstances disadvantage the Fund while advantaging other funds or accounts or vice versa.
The Manager, the Sub-Adviser and their affiliates may also face other potential conflicts of interest in managing the Fund, and the information above is not a complete description of every conflict that could be deemed to exist when simultaneously managing the Fund and other funds and accounts.
Oppenheimer Global Allocation Fund	29

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in investments that may be inconsistent with the Fund’s principal investment strategies. Generally, the Fund would invest in shares of Oppenheimer Institutional Government Money Market Fund or in the types of money market instruments in which Oppenheimer Institutional Government Money Market Fund invests or in other short-term U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.
Portfolio Turnover. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees, dealer mark-ups or other transaction costs, which can adversely affect performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights tables at the end of this prospectus show the Fund’s portfolio turnover rates during past fiscal years.
Changes To The Fund’s Investment Policies. The Fund’s fundamental investment policies cannot be changed without the approval of a majority of the Fund’s outstanding voting shares, however, the Fund’s Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Fund’s investment objective is not a fundamental policy and may be changed without shareholder approval. Investment restrictions that are fundamental policies are listed in the Fund’s Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.
Portfolio Holdings. The Fund’s portfolio holdings are included in its semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is a public filing that is required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund’s first and third fiscal quarters. Therefore, the Fund’s portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT. In addition, the Fund’s portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund’s website no sooner than 30 days after the end of each calendar month.
A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund’s Statement of Additional Information.
How the Fund is Managed
THE MANAGER AND THE SUB-ADVISER. OFI Global Asset Management, Inc., the Manager, is a wholly-owned subsidiary of OppenheimerFunds, Inc. The Manager oversees the Fund’s investments and its business operations. OppenheimerFunds, Inc., the Sub-Adviser, chooses the Fund’s investments and provides related advisory services. The Manager carries out its duties, subject to the policies established by the Fund’s Board, under an investment advisory agreement with the Fund that states the Manager’s responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Sub-Adviser has a sub-advisory agreement with the Manager and is paid by the Manager.
The Manager has been an investment adviser since 2012. The Sub-Adviser has been an investment adviser since 1960. The Manager and the Sub-Adviser are located at 225 Liberty Street, New York, New York 10281-1008.
Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.80% of the first $1 billion of net assets of the Fund, 0.76% of the next $2 billion, 0.71% of the next $1 billion, 0.66% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $1 billion, 0.50% of the next $2 billion, and 0.48% of net assets in excess of $9 billion, calculated on the daily net assets of the Fund. Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of the investment advisory services. The Fund’s advisory fee for the fiscal year ended October 31, 2018 was 0.78% of average annual net assets, before any Subsidiary advisory fees or any applicable waivers.
The Manager also receives advisory fees directly from the Fund’s wholly-owned Subsidiary. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue to be in effect for so long as the Fund invests in the Subsidiary, and may not be terminated unless termination is approved by the Fund’s Board.
After discussions with the Fund’s Board, the Manager has also agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in funds managed by the Manager or its affiliates.
A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreements is available in the Fund’s Annual Report to shareholders for the period ended October 31, 2018.
Portfolio Managers. The Fund’s portfolio is managed by Benjamin Rockmuller, CFA, and Alessio de Longis, CFA, who are primarily responsible for the day-to-day management of the Fund’s investments. Mr. Rockmuller has been a portfolio
30	Oppenheimer Global Allocation Fund

manager of the Fund since February 2012 and a Vice President of the Fund since September 2010. Mr. de Longis has been a portfolio manager and Vice President of the Fund since April 2015.
Mr. Rockmuller has been a Senior Vice President of the Sub-Adviser since January 2019 and a Senior Portfolio Manager of the Sub-Adviser since January 2014. He was a Portfolio Manager of the Sub-Adviser from July 2010 to January 2014, Vice President of the Sub-Adviser from September 2010 to January 2019 and an Assistant Vice President of the Sub-Adviser from January 2010 to August 2010. He was a Senior Analyst of the Sub-Adviser for the Global Debt Team from January 2010 to July 2010, an Intermediate Analyst of the Sub-Adviser for the Global Debt Team from January 2007 to January 2010, a Junior Analyst of the Sub-Adviser for the Global Debt Team from April 2004 to January 2007, and a Junior Analyst of the Sub-Adviser for the High Yield Team from June 2003 to April 2004. Mr. Rockmuller is a portfolio manager of other portfolios in the OppenheimerFunds complex.
Mr. de Longis has been a Senior Vice President and Senior Portfolio Manager of the Sub-Adviser since January 2019. He was a Vice President of the Sub-Adviser from June 2010 to January 2019. He was an Assistant Vice President of the Sub-Adviser from May 2009 to June 2010, a Senior Research Analyst of the Sub-Adviser from January 2008 to June 2010, an Intermediate Research Analyst of the Sub-Adviser from January 2006 to January 2008 and a Junior Analyst with the Sub-Adviser from February 2004 to January 2006. Mr. de Longis is a portfolio manager of other portfolios in the OppenheimerFunds complex.
The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.
ABOUT THE FUND’S WHOLLY-OWNED SUBSIDIARY. The Subsidiary is an exempted company incorporated with limited liability under the laws of the Cayman Islands and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors.
The Manager is responsible for the Subsidiary’s day-to-day business pursuant to an investment advisory agreement with the Subsidiary and the Sub-Adviser selects the Subsidiary’s investments pursuant to a sub-advisory agreement with the Manager. Under these agreements, the Manager and Sub-Adviser provide the Subsidiary with the same type of management and sub-advisory services, under the same terms, as are provided to the Fund. The investment advisory and sub-advisory agreements regarding the Subsidiary provide for their automatic termination upon the termination of the Fund’s Investment Advisory Agreement or Sub-Advisory Agreement, respectively. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers as those engaged by the Fund.
The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as those adopted by the Fund. As a result, in managing the Subsidiary’s portfolio, the Manager and Sub-Adviser are subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.
The Fund pays the Manager a fee for its services, and the Manager pays a sub-advisory fee to the Sub-Adviser. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund’s Board of Trustees. The rate of the management fee paid directly or indirectly by the Fund, calculated by aggregating the fees paid to the Manager by the Fund (after the waiver described above) and the Subsidiary, may not increase without the prior approval of the Board and a majority of the Fund’s shareholders. The Subsidiary also bears the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Fund’s expenses will be reduced to a certain extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund’s investment in the Subsidiary will not result in the Fund’s paying duplicative fees for similar services provided to the Fund and Subsidiary.
The consolidated financial statements of the Subsidiary and the Fund are included in the Fund’s Annual and Semi-Annual Reports provided to shareholders. Copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus. Please refer to the Statement of Additional Information for additional information about the organization and management of the Subsidiary.
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More About Your Account
About Your Account
Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of “financial intermediaries” that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisers, brokers, banks, trust companies, insurance companies and the sponsors of fund “supermarkets,” fee-based advisory or wrap fee-based programs. Financial intermediaries through which you purchase fund shares may impose policies and limitations that are different from those described in this prospectus or the Statement of Additional Information. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus or the Statement of Additional Information will depend on the policies, procedures and trading platforms of the financial intermediary. To be eligible for the share classes and/or shareholder privileges or services described in this prospectus or the Statement of Additional Information, you may need to open an account directly with the Fund. You should consult a representative of your financial intermediary for further information. In addition, the availability of the sales charge reductions and waivers discussed below will depend upon whether or not you purchase your shares through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of these reductions or waivers. Information on intermediaries’ variations from the reductions and waivers discussed below are disclosed in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers.” Your financial intermediary may also charge you fees or commissions in addition to those disclosed in this prospectus.

What Classes of Shares Does The Fund Offer? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class or identify your financial advisor, your investment will be made in Class A shares, unless you are an eligible employee (defined below) in which case your investment will be made in Class Y shares.
Class A Shares. If you buy Class A shares, you will pay an initial sales charge on investments up to $1 million for regular accounts unless you qualify for certain fee waivers. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in “About Class A Shares” below.
Class C Shares. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.00%, as described in “About Class C Shares” below.
Class R Shares. Class R shares are offered only to retirement plans and accounts at net asset value per share without an initial sales charge. If you buy Class R shares you will pay an ongoing asset-based sales charge. See “About Class R Shares” below.
Class Y Shares. Class Y shares are offered only to institutional investors, wrap fee-based programs, commissionable brokerage platforms that charge a transaction-based sales commission and eligible employees. See “About Class Y Shares” below.
Class I Shares. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $1 million or more and to service provider platforms. See “About Class I Shares” below.
Certain sales charge waivers may apply to purchases or redemptions of Class A or Class C shares. More information about those waivers is available below in “Sales Charge Waivers” and/or in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers,” or by visiting the OppenheimerFunds website at: www.oppenheimerfunds.com.
What is the Minimum Investment? You can buy most Fund share classes with a minimum initial investment of $1,000. For Class I shares the minimum initial investment is $1 million per account. The Class I share minimum initial investment is waived for service provider platforms. Reduced initial minimums are available for other share classes in certain circumstances, including, but not limited to, the following:
■	Traditional and Roth IRA accounts as well as Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500.
■	For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment.
The Fund, at its discretion, reserves the right to otherwise waive the minimum initial investment. There are no subsequent purchase minimums.
Minimum Account Balance. The minimum account balance on Fund accounts is $500, except for Class I shares. Small accounts may be redeemed by the Fund with 30 days’ notice if the value has fallen below $500.
The minimum account balance for Class I shares is $250,000. If a Class I account balance falls below $250,000, the account may be redeemed or converted into a Class Y share account. This minimum balance policy does not apply to Class I share accounts for which the minimum initial investment is waived.
32	Oppenheimer Global Allocation Fund

Choosing a Share Class. Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund’s operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, expenses such as the distribution or service fees will reduce the net asset value and the dividends on share classes that are subject to those expenses.
Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A shares, the effect of paying an initial sales charge on purchases of Class A shares may be less over time than the effect of the distribution fees on other share classes. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.
The discussion below is not intended to be investment advice or a recommendation, because each investor’s financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.
■	Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon, you should consider investing in Class C shares in most cases. That is because the effect of the initial sales charge on most Class A shares may be greater than the effect of the ongoing asset-based sales charge on Class C shares over the short-term. The Class C contingent deferred sales charge does not apply to redemptions of shares held for more than one year.
■	Investing for the Longer Term. If you have a longer-term investment horizon, Class A shares may be more appropriate in most cases. That is because the effect of the ongoing asset-based sales charge on Class C shares might be greater than the effect of the initial sales charge on Class A shares, regardless of the amount of your investment.
■	Amount of Your Investment. Your choice will also depend on how much you plan to invest. As your investment horizon increases and/or your eligibility for a reduced front-end sales charge applies, Class C shares might not be as advantageous as Class A shares with a sales charge. That is because the effect of the ongoing asset-based sales charge on Class C shares may be greater than the effect of the reduced front-end sales charge on Class A share purchases. For an investor who is eligible to invest in Class I shares, that share class will be the most advantageous. For other investors who invest $1 million or more or in other arrangements that qualify for a sales charge waiver, Class A shares will be more advantageous than Class C shares in most cases, no matter how long you intend to hold your shares.
Purchase orders from a single investor for more than $1 million of Class C shares will not normally be accepted. Financial intermediaries are responsible for determining the suitability of a particular share class for an investor.
Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.
How Do Share Classes Affect Payments to Your Financial Intermediary? The Class C contingent deferred sales charge and asset-based sales charge have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Sub-Adviser or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers’ accounts. For more information about those payments, see “Payments to Financial Intermediaries and Service Providers” below.
The Price of Fund Shares. Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.
Net Asset Value. The Fund calculates the net asset value of each class of shares based on the value of the Fund’s portfolio determined as of 4:00 p.m., Eastern time, on each day the New York Stock Exchange (the “NYSE”) is open for trading (referred to in this prospectus as a “regular business day”) except, if there is a NYSE scheduled early closing, the Fund will calculate its net asset value for each share class based on the value of the Fund’s portfolio determined as of the NYSE scheduled early closing time (the “Valuation Time”). The net asset value per share for each share class is determined by dividing the net assets of the class by the number of outstanding shares of that class.
The Fund’s securities generally trade on an exchange and are valued based on the official closing price of each security’s principal exchange, or if not available, at the last sale price or fair value, as described below.
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Fair Value Pricing. If the investment adviser determines that a value for any of the Fund’s assets is not readily available or the value normally obtained for it, such as from a pricing service, is not reliable when the Fund’s net asset value is to be calculated, the investment adviser will determine a fair value for the asset in good faith, pursuant to valuation procedures for the Fund adopted by the Board, and will incorporate that fair value in its net asset value calculation. These fair value determinations are intended to reflect values for the Fund’s assets that the investment adviser and the Board believe to be more reliable. However, the Fund’s fair value determinations involve subjective judgments and there can be no assurance that the Fund will receive the fair value assigned to a security if it were to sell the security. Fair value determinations are subject to review, approval or ratification by the Board at its next scheduled meeting, or more frequently if necessary, after the fair valuations are determined.
The Board has delegated the day-to-day responsibility for fair value determinations to the investment adviser who has established a valuation committee to oversee those responsibilities. In determining whether a value is not readily available or reliable, the investment adviser monitors the information it receives in the ordinary course of its investment management responsibilities to identify significant events that the investment adviser believes, in good faith, will affect the value of the investment. Those may include, but are not limited to, information or events affecting or related to specific issuers, securities, or markets; consideration of recent transactions in comparable securities; price movements in futures contracts, appropriate market indices, ADRs or exchange-traded funds; the bid/ask quotes of brokers; or other market or trading trends or information.
Fair Value Pricing of Foreign Securities. Many foreign markets close hours before the Fund values its foreign investments. As a result, significant events, including events affecting a specific issuer or security, broad market movements or volatility that occurs in U.S. markets after the close of foreign securities markets, may occur during that time that could affect the values of foreign securities held by the Fund. The Fund uses fair value pricing more frequently for foreign securities to take those factors into account. Because some foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot buy or redeem Fund shares.
Pricing of the Subsidiary. The valuation procedures described above for the Fund are the same used in valuing the Subsidiary’s portfolio investments and shares of the Subsidiary.
About Class A Shares. Class A shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below and in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers.”
The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by the Distributor or paid to your broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. There is no initial sales charge on Class A purchases of $1 million or more, but a contingent deferred sales charge (described below) may apply.
Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $25,000	5.75%	6.10%	4.75%
...
$25,000 or more but less than $50,000	5.50%	5.82%	4.75%
...
$50,000 or more but less than $100,000	4.75%	4.99%	4.00%
...
$100,000 or more but less than $250,000	3.75%	3.90%	3.00%
...
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
...
$500,000 or more but less than $1 million	2.00%	2.04%	1.60%
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

Reduced Class A Sales Charges. Under a “Right of Accumulation” or a “Letter of Intent” you may be eligible to buy Class A shares of the Fund at the reduced sales charge rate that would apply to a larger purchase. Purchases of “qualified shares” of the Fund and certain other Oppenheimer funds may be added to your Class A share purchases for calculating the applicable sales charge.
Except as noted below, Class A and Class C shares of the Oppenheimer funds listed in the Fund’s Statement of Additional Information under the heading “The Oppenheimer Funds” (including shares of the Fund), and Class A and Class C units owned in adviser sold college savings programs, for which an affiliate of the Manager or the Distributor serves as the “Program Manager” or “Program Distributor” are “qualified shares” for satisfying the terms of a Right of Accumulation or a Letter of Intent. Purchases made by reinvestment of dividend or capital gain distributions are “qualified shares” for satisfying the terms of a Right of Accumulation, but are not “qualified shares” for satisfying the terms of a Letter of Intent. Purchases of Class R, Class Y or Class I shares of Oppenheimer funds, purchases under the “reinvestment privilege” described below, and purchases of Class A shares of Oppenheimer Government Money Market Fund or Oppenheimer
34	Oppenheimer Global Allocation Fund

Government Cash Reserves on which a sales charge has not been paid do not count as “qualified shares” for Right of Accumulation or Letter of Intent purposes. The Fund reserves the right to modify or to cease offering these programs at any time.
■	Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of qualified shares that you and your spouse currently own, and other qualified share purchases that you are currently making, to the value of your Class A share purchase of the Fund. The value of the qualified shares you currently own is based on the greater of their current offering price or the amount you paid for the shares. For purposes of calculating that value, only the value of shares owned as of December 31, 2007 and any shares purchased subsequently will be taken into consideration. The value of any shares that you have redeemed will not be counted. In totaling your holdings, you may count shares held in:
■	your individual accounts (including IRAs, 403(b) plans and eligible college savings programs),
■	your joint accounts with your spouse,
■	accounts you or your spouse hold as trustees or custodians on behalf of children who are minors.
A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).
You must provide information about your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase.
To count shares held in accounts at other firms, you may be requested to provide a copy of account statements showing your current qualified share holdings. The values of the qualified share holdings you provided will be retained and the Right of Accumulation applied to future purchases, until any subsequent changes in those qualified share holdings are reported. Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation.
■	Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Fund. A Letter of Intent is a written statement of your intention to purchase a specified value of qualified shares over a 13-month period. The total amount of your intended purchases in the same types of accounts identified above under “Right of Accumulation” will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify your financial intermediary of any qualifying college savings program purchases or purchases through other financial intermediaries.
Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. Shares equal in value to 2% of the intended purchase amount will be held in escrow for this purpose. Please refer to “How to Buy Shares – Letter of Intent” in the Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.
Class A Contingent Deferred Sales Charge. Although there is no initial sales charge on Class A purchases of shares of one or more of the Oppenheimer funds totaling $1 million or more, those Class A shares may be subject to a 1.00% contingent deferred sales charge if they are redeemed within an 18-month “holding period” measured from the date of purchase (except as described in “Sales Charge Waivers” below and in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers”). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption. The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions.
The Distributor pays concessions from its own resources equal to 0.75% of Class A purchases of $1 million or more (other than purchases by certain group omnibus retirement plans) plus advances the service fee for those purchases. The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.
About Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a 12 month “holding period” measured from the date of purchase, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. Class C shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class C contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.
About Class R Shares. Class R shares are offered only to retirement plans and accounts. Class R shares are sold at net asset value per share without an initial sales charge. Class R shares are subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.25%. See “Distribution and Service (12b-1) Plans” in this prospectus for more information. See “Class R Share Availability” in the Statement of Additional Information for eligibility requirements.
Oppenheimer Global Allocation Fund	35

About Class Y Shares. Class Y shares are not available directly to individual investors, except for eligible employees (defined below). Class Y shares are sold at net asset value per share without an initial sales charge, and are available only to:
■	Wrap fee-based programs and fee-based clients of a broker, dealer, registered investment advisor or other financial intermediary;
■	Commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a transaction-based commission outside of the Fund;
■	“Institutional investors” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement and deferred compensation plans; retirement plan platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices; and
■	Eligible employees, which are present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An institutional investor or financial intermediary that buys Class Y shares for its customers’ accounts may impose charges on those accounts that are not described in this prospectus or the Statement of Additional Information. The procedures for buying, selling, exchanging and transferring the Fund’s other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.
Individual shareholders who hold Class Y shares through retirement plans or financial intermediaries will not be eligible to hold Class Y shares outside of their respective retirement plan or financial intermediary platform.
About Class I Shares. Class I shares are sold at net asset value per share without a sales charge and are only available to eligible institutional investors. To be eligible to purchase Class I shares, an investor must:
■	be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans; service provider platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices;
■	make a minimum initial investment of $1 million or more per account (waived for service provider platforms); and
■	trade through an omnibus, trust, trust networked or similar pooled account.
Class I shares are not available directly to individual investors. Individual shareholders who purchase Class I shares through a financial intermediary or service provider platform will not be eligible to hold Class I shares outside of their respective financial intermediary or service provider platform.
The minimum account balance for Class I shares is $250,000. If a Class I account balance falls below $250,000, the account may be redeemed or converted into a Class Y share account. This minimum balance policy does not apply to Class I share accounts for which the minimum initial investment is waived.
An institutional investor that buys Class I shares for its customers’ accounts may impose charges on those accounts that are not described in this prospectus or the Statement of Additional Information. Most of the special account features available to investors buying, selling, exchanging and transferring the Fund’s other share classes do not apply to Class I shares.
The Fund, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or sub-advised by the Manager or an affiliate of the Manager, and for certain investors otherwise eligible that provide investment products that reference Class I shares of the Fund as the underlying security.
No operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” will be paid with respect to Class I shares.
Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in “Sales Charge Waivers” below and in the “Special Sales Charge Arrangements and Waivers” appendix to this prospectus. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.
A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:
■	any increase in net asset value over the initial purchase price,
■	shares purchased by the reinvestment of dividends or capital gains distributions, or
■	shares eligible for a sales charge waiver (see “Sales Charge Waivers” below).
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The Fund redeems shares in the following order:
■	shares acquired by the reinvestment of dividends or capital gains distributions,
■	other shares that are not subject to the contingent deferred sales charge, and
■	shares held the longest during the holding period.
You are not charged a contingent deferred sales charge when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange your shares within the applicable holding period, your original holding period will carry over to the shares you acquire, even if the new fund has a different holding period. The contingent deferred sales charge applicable to the share class of the Oppenheimer fund you exchange into will apply to the acquired shares.
Sales Charge Waivers. The Fund and the Distributor offer the following opportunities to purchase shares without front-end or contingent deferred sales charges. Additional waivers and discounts, other than those listed immediately below, may be offered to clients of certain financial intermediaries. Such intermediary-specific waivers and discounts are described in the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”
Class A Sales Charge Waivers
Class A shares purchased in certain circumstances described below are not subject to Class A sales charges (and no concessions are paid by the Distributor on such purchases):
■	Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
■	Exchanges by a financial intermediary of Class Y shares for Class A shares of the same fund in connection with a change in account type or otherwise in accordance with the intermediary’s policies and procedures that renders a shareholder ineligible for Class Y shares. The availability of this sales charge waiver depends on the policies, procedures and trading platforms of an intermediary.
■	Exchanges of Shares. There is no sales charge on exchanges of shares except for Class A shares of Oppenheimer Government Money Market Fund or Oppenheimer Government Cash Reserves on which you have not paid a sales charge.
■	Reinvestment Privilege. There is no sales charge on reinvesting the proceeds from redemptions of Class A shares that occurred within the previous three months if you paid an initial or contingent deferred sales charge on the redeemed shares. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.
■	Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
■	Purchases made with the reinvestment of loan repayments by a participant in a retirement plan if the participant previously paid a sales charge on those shares.
■	Purchases made in amounts of less than $5 for accounts held directly with the Transfer Agent.
■	Purchases by the Manager or its affiliates.
■	Purchases by present or former officers, directors, trustees and employees (and their “immediate families”) of the Fund, the Manager and its affiliates, and retirement plans established by the Manager or its affiliates for their employees. The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons and daughters in law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
■	Purchases by current employees and registered representatives (and their spouses) of any financial intermediaries if permitted by the intermediary’s policies. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser’s own account (or for the benefit of such employee’s spouse or minor children).
■	Purchases made through an advisory fee or wrap fee-based platform.
■	Purchases by group omnibus retirement plans under section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code.
■	Purchases by taxable accounts held directly with the Transfer Agent that are established with the proceeds of Required Minimum Distributions from retirement plans and accounts.
■	Rollover purchases in an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent made with the proceeds of a retirement plan distribution that was previously invested in an Oppenheimer fund.
■	Purchases by former shareholders of Atlas Strategic Income Fund for any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■	Purchases by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan for any Oppenheimer fund into which shareholders of Oppenheimer Main Street Fund may exchange if permitted by the intermediary’s policies.
■	Effective December 4, 2017, purchases made where there is no broker-dealer of record.
Oppenheimer Global Allocation Fund	37

Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions
The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:
■	Involuntary redemptions of small accounts (please refer to “Minimum Account Balance,” in the applicable fund prospectus).
■	For distributions from retirement plans and accounts, deferred compensation plans or other employee benefit plans for any of the following reasons, as applicable:
1.	Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established in an Oppenheimer fund.
2.	To return excess contributions.
3.	To return contributions made due to a mistake of fact.
4.	To make hardship withdrawals, except from IRAs, as defined in the plan.
5.	To make distributions required under a qualified domestic relations order described in Section 414(p) of the Internal Revenue Code or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
6.	To meet the minimum distribution requirements of the Internal Revenue Code.
7.	To make “substantially equal periodic payments” as described in Section 72(t) of the Internal Revenue Code.
8.	For loans to participants or beneficiaries except for loans from OppenheimerFunds-sponsored 403(b)(7) custodial plans or from Oppenheimer Single K plans.
9.	On account of the participant’s separation from service. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after separation from service in or after the year age 55 is attained.
10.	Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager).
11.	Distributions made on account of a plan termination or “in-service” distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent, if requested prior to plan termination or the elimination of the Oppenheimer funds as an investment option under the plan.
12.	Distributions from a participant’s account under an Automatic Withdrawal Plan after the participant reaches age 59 1⁄2, as long as the aggregate value of the distributions does not exceed 12% of the account’s value annually.
■	Redemptions of shares under an Automatic Withdrawal Plan for an account (other than a retirement plan) if the aggregate value of the redeemed shares does not exceed 12% of the account’s value annually.
Waivers of Class C Contingent Deferred Sales Charges
The Class C CDSC will be waived for redemptions of shares in the following cases:
■	Involuntary redemptions of small accounts (please refer to “Minimum Account Balance,” in the applicable fund prospectus).
■	Redemptions from accounts other than retirement plans following the death or disability of the last surviving shareholder or sole beneficiary of a trust. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Internal Revenue Code.
■	Redemptions of Class C shares of an Oppenheimer fund, requested in writing by a retirement plan sponsor and submitted more than 12 months after the retirement plan’s first purchase of Class C shares, if the redemption proceeds are invested to purchase Class R shares of one or more Oppenheimer funds.
■	Distributions from retirement plans and accounts, deferred compensation plans or other employee benefit plans for any of the following reasons, as applicable:
1.	Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established in an Oppenheimer fund.
2.	To return excess contributions.
3.	To return contributions made due to a mistake of fact.
4.	To make hardship withdrawals, except from IRAs, as defined in the plan.
5.	To make distributions required under a qualified domestic relations order described in Section 414(p) of the Internal Revenue Code or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
6.	To meet the minimum distribution requirements of the Internal Revenue Code.
7.	To make “substantially equal periodic payments” as described in Section 72(t) of the Internal Revenue Code.
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8.	For loans to participants or beneficiaries except for loans from OppenheimerFunds-sponsored 403(b)(7) custodial plans or from OppenheimerFunds Single K plans.
9.	On account of the participant’s separation from service. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after separation from service in or after the year age 55 is attained.
10.	Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager).
11.	Distributions made on account of a plan termination or “in-service” distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent, if requested prior to plan termination or the elimination of the Oppenheimer funds as an investment option under the plan.
12.	For distributions from a participant’s account under an Automatic Withdrawal Plan after the participant reaches age 59 1⁄2, as long as the aggregate value of the distributions does not exceed 10% of the account’s value annually.
■	Redemptions of Class C shares under an Automatic Withdrawal Plan from an account other than a retirement plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.
■	Redemptions of shares sold to the Manager or its affiliates.
■	Redemptions of shares issued in plans of reorganization to which the Fund is a party.
■	Effective December 4, 2017, conversions to Class A share accounts requested by current investors who no longer have a broker-dealer of record for an existing Class C share account.
A description of available sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website at www.oppenheimerfunds.com and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for one of those waivers at the time you submit your purchase order or redemption request.
DISTRIBUTION AND SERVICE (12b-1) PLANS
Distribution and Service Plan for Class A Shares. The Fund has adopted a distribution and service plan for Class A shares. The plan provides for the Fund to pay the Distributor an asset-based sales charge calculated at an annual rate of 0.25% of the daily net assets of Class A. However, the Fund’s Board has currently set that rate at zero. The Fund pays a service fee under the plan calculated at an annual rate of 0.25% of the Class A daily net assets. The Distributor currently uses all of the Class A service fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally pays intermediaries the service fee in advance for the first year after shares are purchased and then pays that fee periodically. Because the service fee is paid out of the Fund’s assets on an ongoing basis, over time it will increase the cost of your investment.
Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans for Class C and Class R shares to pay the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Fund pays the Distributor an asset-based sales charge for Class C shares calculated at an annual rate of 0.75% of the daily net assets of that class and for Class R shares calculated at 0.25% of the daily net assets of that class. The Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class C and Class R shares. Altogether, these fees increase the Class C shares annual expenses by 1.00% and increase the Class R shares annual expenses by 0.50%, calculated on the daily net assets of the applicable class. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.
Use of Plan Fees: The Distributor uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class C or Class R shareholders in the applicable share class. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.
Class C Shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee that the Distributor pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. For Class C share purchases in certain omnibus group retirement plans, the Distributor pays the intermediary the asset-based sales charge during the first year instead of paying a sales concession at the time of purchase. The Distributor pays the service fees it receives on those shares to the intermediary for providing shareholder services to those accounts. See the Statement of Additional Information for exceptions to these arrangements.
Class R Shares: For all new purchases of Class R shares, the Distributor pays intermediaries a 0.25% service fee and a 0.25% asset based sales charge on an ongoing basis.
Oppenheimer Global Allocation Fund	39

For certain Class R shares of Oppenheimer funds purchased prior to July 1, 2014, the Distributor paid financial intermediaries 1.00% of the purchase price at the time of sale. For those shares, the Distributor retained the service fee for the first year, paying intermediates the service fee thereafter, and retains the asset-based sales charge on Class R shares on an ongoing basis.
Payments to Financial Intermediaries and Service Providers. The Sub-Adviser and/or the Distributor, Transfer Agent and/or Sub-Transfer Agent, at their discretion, may also make payments to broker-dealers, other financial intermediaries or to service providers for some or all of the following services: distribution, promotional and marketing support, operational and recordkeeping, sub-accounting, networking and administrative services.
The types of financial intermediaries that may receive compensation for providing such services include, but are not limited to, broker-dealers, financial advisors, registered investment advisers, sponsors of fund “supermarkets,” sponsors of fee-based advisory or wrap fee-based programs, sponsors of college and retirement savings programs, banks, trust companies, retirement plan or qualified tuition program administrators, third party administrators, financial intermediaries that offer products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.
Payments for distribution or promotional and marketing support are made out of the Sub-Adviser’s and/or the Distributor’s own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Manager for sub-advisory services on behalf of the Fund. Such payments, which may be substantial, are paid to financial intermediaries who perform services for the Sub-Adviser, and/or the Distributor, and are in addition to payments made pursuant to an applicable 12b-1 plan. Such payments are separate from any commissions the Distributor pays to financial intermediaries out of the sales charges paid by investors.
Payments for distribution-related expenses and asset retention items, paid by the Sub-Adviser or the Distributor, such as marketing or promotional expenses, are often referred to as “revenue sharing.” Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give a financial intermediary an incentive to cooperate with the Distributor’s marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the financial intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Sub-Adviser or Distributor may reimburse expenses, including, but not limited to, educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Sub-Adviser or Distributor does not consider a financial intermediary’s sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.
Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the financial intermediary, sales of Fund shares, the redemption rates on accounts of clients of the financial intermediary or overall asset levels of Oppenheimer funds held for or by clients of the financial intermediary, the willingness of the financial intermediary to allow the Distributor to provide educational and training support for the financial intermediary’s sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the financial intermediary’s sales system, as well as the overall quality of the services provided by the financial intermediary. The Sub-Adviser and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Sub-Adviser or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Sub-Adviser and Distributor benefit from the incremental management and other fees they receive with respect to those assets.
Payments may be made by the Transfer Agent or Sub-Transfer Agent to financial intermediaries to compensate or reimburse them for services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, operational and recordkeeping and other administrative services. These payments are made out of the Transfer Agent’s or Sub-Transfer Agent’s own resources and/or assets, including from the revenues or profits derived from the transfer agency fees the Transfer Agent receives from the Fund. Financial intermediaries that may receive these fees for providing services may include, but are not limited to, retirement plan administrators, qualified tuition program sponsors, banks and trust companies, broker-dealers, and insurance companies that offer variable annuity or variable life insurance products, and other financial intermediaries. These fees may be used by the financial intermediary to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.
Payments made by the Sub-Adviser, and/or the Distributor, the Transfer Agent and Sub-Transfer Agent are not reflected in the tables in the “Fees and Expenses of the Fund” section of this prospectus because they are not paid by the Fund.
Financial intermediaries will not receive any operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” for Class I shares.
40	Oppenheimer Global Allocation Fund

The Statement of Additional Information contains more information about revenue sharing payments made by the Sub-Adviser and/or Distributor and operational and recordkeeping, networking and sub-accounting payments made by the Transfer Agent and/or Sub-Transfer Agent. Your broker-dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Sub-Adviser, Distributor, Transfer Agent or Sub-Transfer Agent, or any other fees or expenses it charges.
How to Buy, Sell and Exchange Shares
Buying Shares. You can buy shares in several ways as described below. Your order must be received in proper form before the Valuation Time for you to receive that day’s offering price. If your order is received on a day other than a regular business day or after the Valuation Time, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. If you submit a purchase request without designating which Oppenheimer fund you wish to invest in or if the selected Oppenheimer fund or share class is no longer offered, your investments will be made into Class A shares of Oppenheimer Government Money Market Fund. This does not apply to purchases by or for certain retirement plans or accounts. A purchase order for the Fund’s shares may be rejected for any reason.
Buying Shares Through a Financial Intermediary. You can buy shares through any financial intermediary that has a selling agreement in place with the Distributor. Your financial intermediary will place your order on your behalf and may charge a fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for your account. When buying shares through a financial intermediary, you may not be eligible to purchase certain share classes offered by the Fund or benefit from certain policies and procedures described herein as your eligibility may be dependent upon the policies and procedures of such financial intermediary. In addition, financial intermediaries may have different policies and procedures regarding the availability of the sales charge reductions and waivers described herein and disclosed in the appendix titled “Special Sales Charge Arrangements and Waivers.”
Buying Shares Without Using a Financial Intermediary. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares without using a financial intermediary (without designating a broker-dealer as described below), complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to Oppenheimer funds at the address shown on the back cover of this prospectus. No share class other than Class A may be purchased by a new (non-institutional) investor without designating a broker-dealer.
If you do not designate a broker-dealer on your application or a current investor no longer has a broker-dealer of record for an existing account, the account will be held on behalf of the Fund(s) and, effective December 4, 2017, you will only be eligible to purchase Class A shares without a sales charge (and, for eligible institutional investors, Class Y or Class I shares). In the event a broker-dealer is thereafter designated by an investor, the Class A sales charge waiver privilege will be revoked for future purchases. For more information regarding undesignated investments, please call the number on the back cover of this prospectus.
■	Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay any losses from the cancellation of share purchase orders.
Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund’s best interest to do so.
Selling Shares. You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the Internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in “Payment Delays” below. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.
Redemption Price. Your shares will be redeemed at net asset value less any applicable sales charge or other fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day-to-day because the value of the securities in the Fund’s portfolio and the Fund’s expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.
Oppenheimer Global Allocation Fund	41

Redemptions “In-Kind.” Shares may be “redeemed in-kind” under certain circumstances (such as a lack of liquidity in the Fund’s portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund’s portfolio on a pro-rata basis. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash. You may realize taxable capital gain when converting securities to cash.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.
Options for Receiving Redemption Proceeds
■	By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.
■	By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.
■	By Wire. You can arrange to have redemption proceeds sent by Federal funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.
Payment Delays. Payment for redeemed shares is typically made within one business day after the Transfer Agent receives redemption instructions in proper form regardless of the payment method requested, but may be delayed for up to seven days as described below. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within two business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as five business days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal funds wire or certified check. Under the Investment Company Act of 1940, the Fund may suspend the right of redemption or postpone the date of payment for more than seven days in the following unusual circumstances:
■	during any period in which the NYSE is closed other than customary weekend and holiday closings or during any period in which trading on the NYSE is deemed to be restricted;
■	during any period in which an emergency exists, as a result of which (i) it is not reasonably practicable for the Fund to dispose of securities owned by it or (ii) it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or
■	during such other periods as the Securities and Exchange Commission may by order permit to protect Fund shareholders.
The Securities and Exchange Commission will determine the conditions under which trading shall be deemed to be restricted and the conditions under which an emergency shall be deemed to exist.
The Fund typically expects to use cash on hand to meet redemption requests under normal market conditions. However, to meet redemption requests during stressed market conditions, the Fund may be required to sell portfolio securities to raise cash or redeem shares “in-kind” if there is a lack of liquidity in the Fund’s portfolio. Additionally, the Fund participates in a revolving credit facility intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with atypical redemption activity.
The Oppenheimer Exchange Privilege. You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege, generally without the imposition of any sales charges. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. You can obtain a list of the Oppenheimer funds that are currently available for exchanges by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days’ notice of any material change in the exchange privilege unless applicable law allows otherwise.
Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:
■	Shares of the fund selected for exchange must be available for sale in your state of residence.
■	The selected fund and share class must offer the exchange privilege.
■	You must meet the minimum purchase requirements for the relevant class of the selected fund.
■	Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
■	Before exchanging into a fund, you should obtain its prospectus and should read it carefully.
Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor’s shares in an “omnibus” or “street name” account) receives an
42	Oppenheimer Global Allocation Fund

exchange request that conforms to these policies. The request must be received before the Valuation Time on that day in order to receive that day’s net asset value on the exchanged shares. For requests received after the Valuation Time the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either the fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.
Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund for shares of another Oppenheimer fund is considered a sale of those Fund shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.
Frequent Purchase and Exchange Limitations
The Board has adopted a policy to discourage and seek to limit or eliminate frequent purchases or exchanges of shares of the Fund by shareholders or authorized broker-dealer representatives of shareholders, in order to prevent the negative impacts, if any, that this activity may impose on other shareholders of the Fund. Negative impacts may include, without limitation, interference with portfolio management, increased taxes on portfolio securities, diminishment of Fund performance due to the need to sell portfolio securities at less favorable prices, increases in portfolio and administrative transaction costs resulting from large volumes of frequent purchase or exchange activity, and the possible dilution of Fund yields as a result of such activity. In addition, the Fund investing in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Fair Value Pricing” in this prospectus.
There is no guarantee that this policy will be sufficient to identify and prevent all frequent purchases or exchanges that may have negative impacts to the Fund. In addition, the implementation of the Fund’s policy involves judgments that are inherently subjective and involve some selectivity in their application. The Fund, however, seeks to make judgments that are consistent with the interests of the Fund’s shareholders. No matter how the Fund defines frequent purchases or exchanges, other purchases and sales of Fund shares may have adverse effects on the management of the Fund’s portfolio and its performance. Additionally, due to the complexity and subjectivity involved in identifying certain frequent trading and the volume of Fund shareholder transactions, there can be no guarantee that the Fund will be able to identify violations of the policy or to reduce or eliminate all detrimental effects of frequent purchases or exchanges.
The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.
Right to Refuse Any Purchase and/or Exchange Orders. The Fund may refuse, or cancel as permitted by law, any purchase or exchange order in its discretion for any reason at any time, and is not obligated to provide notice before rejecting or canceling an order. If a shareholder has engaged in purchases and redemptions of shares that would have been prohibited had the activity been attempted as an exchange, that shareholder may be prohibited from purchasing new Fund shares unless the Fund determines that such activity is not frequent trading activity.
Right to Terminate or Suspend Account Privileges. The Fund may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy described in this prospectus. As part of the Fund’s policy to detect and deter frequent purchases and exchanges, the Fund may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Fund may send a written warning to a shareholder that it believes may be engaging in disruptive or excessive trading activity; however, the Fund reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Fund determines, in the exercise of its discretion, has engaged in such trading activity.
Omnibus Accounts. Underlying shareholder or account data, including individual transactions, in “omnibus” or “street name” accounts (“omnibus accounts”) in the name of a broker-dealer or other financial intermediaries are often not disclosed to the Fund, which may make it difficult for the Fund to monitor for frequent trading activity. Financial intermediaries holding omnibus accounts where underlying shareholder or account data is not disclosed to the Fund will, generally, enter into written agreements which require the financial intermediaries to provide such data at the Fund’s request. Overall purchase and redemption activity in omnibus accounts will be monitored to identify patterns which may suggest frequent trading by the underlying owners. Financial intermediaries will be required to apply the Fund’s policy in addition to their own frequent trading controls. For financial intermediaries, the Fund will request individual account or transaction information, and based on the information and data it receives, will apply its policy to review transactions that may constitute frequent purchase or exchange activity. The Fund may prohibit, in its sole discretion, purchases or exchanges of Fund shares by a financial intermediary or by some or all of its clients.
Oppenheimer Global Allocation Fund	43

30-Day Exchange Limit. In addition to the discretionary ability to limit or reject any order to purchase or exchange shares of the Fund at any time, if a shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be “blocked” from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if the Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be “blocked” from further exchanges for 30 calendar days, subject to the exception described below. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange and assuming no exception applied, the full account balance ($12,000 in this example) would be blocked from exchanges into another fund for a period of 30 calendar days.
Exceptions to 30-Day Exchange Limit
■	Exchanges Into Money Market Funds. A shareholder will be permitted to exchange shares of the Fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the Fund during the prior 30 days. Exchanges from that money market fund into another fund will be monitored for excessive activity and the Fund may limit or refuse any exchange order from a money market fund in its discretion pursuant to this policy.
■	Dividend Reinvestments and Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of shares from one share class to another class within the same fund will not be considered exchanges for purposes of imposing the 30-day limit.
■	Asset Allocation Programs. Investment programs by Oppenheimer “funds of funds” that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves and execute an acknowledgement and agreement to abide by these policies with respect to their customers’ accounts. “On-demand” exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.
■	Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day exchange limit as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.
■	Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.
Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section “How to Exchange Shares” in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections “Contingent Deferred Sales Charge” and “Sales Charge Waivers” in this prospectus.
Submitting Share Transaction Requests. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary’s representative of record for the account, unless that authority has been revoked. Class Y and Class I share transactions may only be submitted in writing, by fax, by phone through a service representative, or through an investor’s designated financial intermediary.
Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.
You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.
The following policies apply to internet and telephone transactions:
■	Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.
■	Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.
■	Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, are limited to $100,000, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 15 days of changing the address on an account.
■	Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are limited to $100,000.
■	Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.
44	Oppenheimer Global Allocation Fund

■	Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.
The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.
The Transfer Agent maintains physical, electronic and procedural safeguards that are reasonably designed to protect your personal account information. It is important that you do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others. We advise you not to send personal or account information to us in non-secure emails. Instead, you are encouraged to take advantage of the secure features of our website to encrypt your email correspondence. The Transfer Agent, its affiliates, and the Fund are not responsible for any account losses incurred as a result of fraud if they have reason to believe that the person transacting business on an account is authorized to do so. By completing the terms of online registration to access an account through the OppenheimerFunds website, you waive any right to reclaim any losses from the Transfer Agent, its affiliates, or the Fund incurred through fraudulent activity.
Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.
Purchases and Redemptions by Federal Funds Wire. Shares may be paid for by Federal funds wire. Redemption proceeds may also be transmitted by wire and are limited to $100,000. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, please call the number on the back cover of this prospectus to provide notification of the incoming wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, please call the number on the back cover of this prospectus.
Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:
■	The Fund’s name;
■	For existing accounts, the Fund account number (from your account statement);
■	For new accounts, a completed account application;
■	For purchases, a check payable to Oppenheimer funds;
■	For redemptions, any special payment instructions;
■	For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;
■	For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
■	For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
■	Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.
Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):
■	You wish to redeem more than $100,000;
■	The redemption check is not payable to all shareholders listed on the account statement;
■	The redemption check is not sent to the address of record on your account statement;
■	Shares are being transferred to a Fund account with a different owner or name; or
■	Shares are being redeemed by someone (such as an Executor) other than the owners.
Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:
■	a U.S. bank, trust company, credit union or savings association,
■	a foreign bank that has a U.S. correspondent bank,
■	a U.S. registered dealer or broker in securities, municipal securities or government securities, or
■	a U.S. national securities exchange, a registered securities association or a clearing agency.
Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction
Oppenheimer Global Allocation Fund	45

requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus. However, requests that require a signature guarantee may not be submitted by fax.
Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has an agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.
Intermediaries that perform account transactions for their clients by participating in “Networking” through the National Securities Clearing Corporation are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.
Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent’s judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.
AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:
■	transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.
■	have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.
AccountLink privileges should be requested on your account application or on your broker-dealer’s settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary’s representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more information.
Asset Builder Plans. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.
To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the “Asset Builder Plan” information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent.
The Transfer Agent may require a reasonable period after receipt of your instructions to implement any requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.
Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.
Retirement Plans. The Distributor offers a number of different retirement plans that individuals and employers can use. The procedures for buying, selling, exchanging and transferring shares, and the account features applicable to share classes offered to individual retirement plans and other account types, generally do not apply to shares offered through a group omnibus retirement plan. Purchase, redemption, exchange and transfer requests for a group omnibus retirement plan must generally be submitted by the plan administrator, not by plan participants. However, the time that transaction requests must be received in order to purchase, redeem or exchange shares at the net asset value calculated on any business day is the same for all share classes and plan types. The types of retirement plans that the Distributor offers include:
■	Individual Retirement Accounts (IRAs). These include traditional IRAs, Roth IRAs and rollover IRAs.
■	SIMPLE IRAs. These are Savings Incentive Match Plan for Employees IRAs for small business owners or self-employed individuals.
■	SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
■	403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
46	Oppenheimer Global Allocation Fund

■	“Single K” Plans. These are 401(k) plans for self-employed individuals.
■	Qualified Plans. These plans are designed for businesses and self-employed individuals.
Class I shares are only available to plans that make an initial investment of $1 million or more (per account) or to service provider platforms.
Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund’s privacy policy to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called “householding,” benefits the Fund through lower printing costs and reduced mailing expense.
If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.
You may also choose to receive your account documents electronically via eDocs Direct. In order to sign up for eDocs Direct, you need to register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.
Dividends, Capital Gains and Taxes
Dividends and Distributions. The Fund intends to declare and pay dividends annually from its net investment income. The Fund may realize capital gains on the sale of portfolio securities, in which case it may also make distributions out of any net short-term or long-term capital gains annually. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.
Dividends and distributions are paid separately for each share class. The dividend distributions paid on Class A, Class Y and Class I shares will generally be higher than those on Class C and Class R shares, since the latter classes normally have higher expenses than Class A, Class Y and Class I shares.
Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:
■	Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
■	Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.
■	Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.
■	Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.
Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or reinvested in additional shares of the Fund or another Oppenheimer fund, are subject to Federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income (except as discussed below) and distributions from net long-term capital gains are taxable at the lower rate applicable to long-term capital gains no matter how long you have held your shares.
In the case of individuals and other non-corporate taxpayers, certain dividends (including certain dividends from foreign corporations) may be taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends may be eligible for the dividends-received deduction. To the extent the Fund’s distributions are paid from these types of dividends, and provided certain other Fund and shareholder level holding period requirements are satisfied, the Fund’s individual and non-corporate shareholders may be eligible to claim the reduced tax rate for the distributions and the Fund’s corporate shareholders may be eligible to claim the dividends-received deduction.
Under current law, any distribution of income attributable to qualified publicly traded partnership income or qualified real estate investment trust (“REIT”) dividends, if applicable, from the Fund’s investment in a qualified publicly traded partnership or REIT, if applicable, will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such qualified publicly traded partnership or REIT, if applicable, directly. Under proposed regulations, which are subject to change, “conduit” treatment of qualified REIT dividends will apply, subject to certain limitations, if applicable requirements are met. Such proposed regulations do not provide for analogous treatment of distributions attributable to qualified publicly traded partnership income. Technical correction legislation has been proposed to change this treatment, which may also be changed by future regulations.
Oppenheimer Global Allocation Fund	47

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund.
The Fund may be subject to foreign income taxes on income or gains from foreign securities. If at the end of the Fund’s fiscal year more than 50% of the Fund’s assets are invested in foreign securities, the Fund may make an election that would generally allow shareholders to take a credit or deduction for their share of such foreign taxes on their Federal income tax returns, subject to applicable limitations. If the Fund makes this election, shareholders must include in their income their share of the foreign taxes paid by the Fund.
After the end of each calendar year the Fund will send you and the Internal Revenue Service (“IRS”) statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.
The Fund intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to Federal income taxes on its income that it distributes to shareholders.
If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the ordinary income dividends paid to you (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. Certain distributions that are reported by the Fund as interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund’s distributions are derived from ordinary dividends, they will not be eligible for this exemption. In addition, under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays to certain foreign shareholders that fail to meet prescribed information reporting or certification requirements. Under proposed regulations, FATCA withholding on the gross proceeds of share redemptions and certain capital gain distributions, scheduled to take effect beginning January 1, 2019, has been eliminated. Such proposed regulations are subject to change.
Backup Withholding. Unless an exception applies, the Fund may be required to withhold U.S. Federal income tax on distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct social security number or taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Any amounts withheld may be credited against your U.S. Federal income tax liability.
Avoid “Buying a Distribution.” If you buy shares of the Fund before it makes a distribution, the distribution will generally be taxable to you even though it may actually be a return of a portion of your investment. You should consider whether you should purchase shares on or just before the ex-dividend date.
Remember, There May be Taxes on Transactions. Because the prices of the Fund’s shares fluctuate, you may have a capital gain or capital loss when you sell the shares or exchange them for shares of a different fund. The amount of such gain or loss is generally an amount equal to the difference between the price you paid for the shares and the amount received. Your ability to utilize capital losses may be subject to applicable limitations.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a return of capital to shareholders, which is generally non-taxable. The Fund will notify you if this occurs. In such a case, you would need to reduce the cost basis of your shares for tax purposes, which could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale or exchange of the shares. Any such distribution in excess of your cost basis in your shares will be treated as capital gain.
Cost Basis Reporting. The Fund is required to report to the IRS, and furnish to Fund shareholders, detailed “cost basis” and “holding period” information for Fund shares acquired on or after January 1, 2012 (“covered shares”) that are redeemed on or after that date. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the cost basis of such shares, (ii) the gross proceeds you received on the redemption and (iii) the holding period for the redeemed shares.
The default method for calculating the cost basis of covered shares is based on the average cost of all Fund shares you purchased on or after January 1, 2012 and prior to a particular redemption. If you and your financial or tax advisor determine another calculation method may be more beneficial for your individual tax situation, you may be able to elect another IRS-accepted method via the OppenheimerFunds website, www.oppenheimerfunds.com, or by notifying the Fund’s Transfer Agent in writing.
You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average cost basis.
This information is only a summary of certain U.S. Federal income tax information about your investment. You are encouraged to consult your tax advisor about the effect of an investment in the Fund on your particular tax situation and about any changes to the applicable law that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.
48	Oppenheimer Global Allocation Fund

Consolidated Financial Highlights
The Consolidated Financial Highlights Table is presented to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund’s independent registered public accounting firm. KPMG LLP’s report, along with the Fund’s consolidated financial statements, is included in the annual report, which is available upon request.
Oppenheimer Global Allocation Fund	49

CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$19.48	$17.77	$17.58	$17.43	$17.27
Income (loss) from investment operations:
Net investment income[2]	0.21	0.28	0.23	0.24	0.27
Net realized and unrealized gain (loss)	(1.21)	1.94	0.23	0.15	0.21
Total from investment operations	(1.00)	2.22	0.46	0.39	0.48
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[3]	(0.51)	(0.27)	(0.24)	(0.32)
Net asset value, end of period	$18.48	$19.48	$17.77	$17.58	$17.43

Total Return, at Net Asset Value[4]	(5.12)%	12.84%	2.72%	2.26%	2.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,050,082	$1,193,012	$1,139,315	$1,203,181	$1,279,187
Average net assets (in thousands)	$1,172,491	$1,157,102	$1,150,095	$1,247,197	$1,336,323
Ratios to average net assets:[5,6]
Net investment income	1.06%	1.51%	1.33%	1.39%	1.58%
Expenses excluding specific expenses listed below	1.32%	1.34%	1.34%	1.33%	1.37%
Interest and fees from borrowings	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%
Total expenses[8]	1.32%	1.34%	1.34%	1.33%	1.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.25%	1.27%	1.28%	1.28%	1.30%
Portfolio turnover rate	151%	40%	84%	83%	43%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Less than $0.005.
4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
5.	Annualized for periods less than one full year.
6.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.
7.	Less than 0.005%.
8.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	1.34%
Year Ended October 31, 2017	1.36%
Year Ended October 31, 2016	1.35%
Year Ended October 30, 2015	1.33%
Year Ended October 31, 2014	1.38%
50	Oppenheimer Global Allocation Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS
Class C	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$18.67	$17.13	$17.00	$16.88	$16.78
Income (loss) from investment operations:
Net investment income[2]	0.06	0.14	0.10	0.11	0.14
Net realized and unrealized gain (loss)	(1.14)	1.85	0.23	0.14	0.21
Total from investment operations	(1.08)	1.99	0.33	0.25	0.35
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.45)	(0.20)	(0.13)	(0.25)
Net asset value, end of period	$17.59	$18.67	$17.13	$17.00	$16.88

Total Return, at Net Asset Value[3]	(5.84)%	11.99%	1.97%	1.50%	2.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$209,903	$237,072	$238,771	$247,445	$262,594
Average net assets (in thousands)	$237,237	$236,259	$240,948	$256,637	$275,145
Ratios to average net assets:[4,5]
Net investment income	0.31%	0.77%	0.58%	0.64%	0.83%
Expenses excluding specific expenses listed below	2.08%	2.09%	2.09%	2.08%	2.12%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	2.08%	2.09%	2.09%	2.08%	2.12%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.01%	2.02%	2.03%	2.03%	2.05%
Portfolio turnover rate	151%	40%	84%	83%	43%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.
6.	Less than 0.005%.
7.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	2.10%
Year Ended October 31, 2017	2.11%
Year Ended October 31, 2016	2.10%
Year Ended October 30, 2015	2.08%
Year Ended October 31, 2014	2.13%
Oppenheimer Global Allocation Fund	51

CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$19.48	$17.75	$17.56	$17.41	$17.25
Income (loss) from investment operations:
Net investment income[2]	0.29	0.36	0.29	0.31	0.32
Net realized and unrealized gain (loss)	(1.21)	1.93	0.25	0.16	0.24
Total from investment operations	(0.92)	2.29	0.54	0.47	0.56
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.56)	(0.35)	(0.32)	(0.40)
Net asset value, end of period	$18.51	$19.48	$17.75	$17.56	$17.41

Total Return, at Net Asset Value[3]	(4.75)%	13.33%	3.18%	2.71%	3.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,300	$28,163	$23,444	$747	$3,031
Average net assets (in thousands)	$33,025	$25,390	$9,808	$877	$1,075
Ratios to average net assets:[4,5]
Net investment income	1.48%	1.93%	1.66%	1.74%	1.90%
Expenses excluding specific expenses listed below	0.91%	0.90%	0.85%	0.88%	0.94%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	0.91%	0.90%	0.85%	0.88%	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.84%	0.84%	0.79%	0.83%	0.87%
Portfolio turnover rate	151%	40%	84%	83%	43%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.
6.	Less than 0.005%.
7.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	0.93%
Year Ended October 31, 2017	0.92%
Year Ended October 31, 2016	0.86%
Year Ended October 30, 2015	0.88%
Year Ended October 31, 2014	0.95%
52	Oppenheimer Global Allocation Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS
Class R	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$19.12	$17.47	$17.29	$17.15	$17.01
Income (loss) from investment operations:
Net investment income[2]	0.16	0.23	0.18	0.20	0.23
Net realized and unrealized gain (loss)	(1.18)	1.90	0.24	0.14	0.20
Total from investment operations	(1.02)	2.13	0.42	0.34	0.43
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.48)	(0.24)	(0.20)	(0.29)
Net asset value, end of period	$18.10	$19.12	$17.47	$17.29	$17.15

Total Return, at Net Asset Value[3]	(5.34)%	12.55%	2.51%	1.98%	2.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,909	$42,854	$37,321	$36,537	$39,483
Average net assets (in thousands)	$43,762	$39,052	$36,498	$38,398	$42,159
Ratios to average net assets:[4,5]
Net investment income	0.82%	1.26%	1.09%	1.14%	1.33%
Expenses excluding specific expenses listed below	1.57%	1.59%	1.59%	1.58%	1.63%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	1.57%	1.59%	1.59%	1.58%	1.63%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.50%	1.52%	1.53%	1.53%	1.56%
Portfolio turnover rate	151%	40%	84%	83%	43%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.
6.	Less than 0.005%.
7.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	1.59%
Year Ended October 31, 2017	1.61%
Year Ended October 31, 2016	1.60%
Year Ended October 30, 2015	1.58%
Year Ended October 31, 2014	1.64%
Oppenheimer Global Allocation Fund	53

CONSOLIDATED FINANCIAL HIGHLIGHTS
Class Y	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$19.47	$17.75	$17.56	$17.42	$17.26
Income (loss) from investment operations:
Net investment income[2]	0.26	0.32	0.28	0.29	0.32
Net realized and unrealized gain (loss)	(1.21)	1.94	0.23	0.14	0.22
Total from investment operations	(0.95)	2.26	0.51	0.43	0.54
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.03)	(0.54)	(0.32)	(0.29)	(0.38)
Net asset value, end of period	$18.49	$19.47	$17.75	$17.56	$17.42

Total Return, at Net Asset Value[3]	(4.88)%	13.13%	2.97%	2.47%	3.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,493	$121,039	$60,771	$45,698	$40,652
Average net assets (in thousands)	$133,677	$82,959	$52,148	$42,596	$39,075
Ratios to average net assets:[4,5]
Net investment income	1.31%	1.72%	1.63%	1.63%	1.86%
Expenses excluding specific expenses listed below	1.08%	1.10%	1.09%	1.08%	1.09%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	1.08%	1.10%	1.09%	1.08%	1.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.01%	1.03%	1.03%	1.03%	1.02%
Portfolio turnover rate	151%	40%	84%	83%	43%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.
6.	Less than 0.005%.
7.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	1.10%
Year Ended October 31, 2017	1.12%
Year Ended October 31, 2016	1.10%
Year Ended October 30, 2015	1.08%
Year Ended October 31, 2014	1.10%
54	Oppenheimer Global Allocation Fund

Appendix
Special Sales Charge Arrangements and Waivers
In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge (“CDSC”) that may apply to Class A or Class C shares of the Oppenheimer funds may be waived. The sales charge waivers and discounts discussed in the prospectus under “Sales Charge Waivers” are offered by the Fund and Distributor. However, the additional waivers and discounts set forth below may be offered to clients of specific financial intermediaries. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase or redemption of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. The financial intermediary-specific waivers and discounts shown below are only available to clients of those financial intermediaries specifically named in this appendix. Clients of other intermediaries may be eligible for the discounts and waivers listed in the prospectus under “Sales Charge Waivers,” but are not entitled to the waivers and discounts included in this appendix. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers and discounts. The waivers below apply to the extent the Fund offers the particular share class identified below. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.
Clients of financial intermediaries with self-directed brokerage accounts must check with their financial intermediary to determine if they are eligible for a particular waiver or discount.
Financial intermediary-specific sales charge waivers and/or discounts are implemented and administered by each financial intermediary. Please contact your financial intermediary for more information regarding the sales charge waivers and discounts available to you and to ensure that you understand the steps you must take to qualify for available waivers and discounts. Concessions are not paid by the Distributor unless otherwise noted below.
Sales Charge Reductions and Waivers Available Through Merrill Lynch
Class A Sales Charge Waivers (Concessions paid by Distributor*)
•	Purchases of Class A shares by retirement plans that have any of the following record-keeping arrangements:
1.	The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. (“Merrill Lynch”) on a daily valuation basis for the retirement plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by certain Merrill Lynch investment advisers, as specified by Merrill Lynch (a “Specified Merrill Lynch Investment Adviser”), that are made available under a Service Agreement between Merrill Lynch and the mutual fund’s principal underwriter or distributor, and (b) funds advised or managed by a Specified Merrill Lynch Investment Adviser (the funds described in (a) and (b) are referred to as “Applicable Investments”).
2.	The record keeping for the retirement plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
3.	The record keeping for a retirement plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
* However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
Waivers of Class C Sales Charges
Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information.
Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch
•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•	Shares purchased by or through a 529 Plan
•	Shares purchased through a Merrill Lynch affiliated investment advisory program
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
55

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
CDSC Waivers on A and C Shares Available at Merrill Lynch
•	Death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•	Return of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•	Shares acquired through a right of reinstatement
•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•	Breakpoints as described in this prospectus.
•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Class A Sales Charge Waivers Available Through Mass Mutual Retirement Services
•	Purchases in an OppenheimerFunds-sponsored Rollover IRA held directly with the Transfer Agent by clients of Mass Mutual Retirement Services.
Class A Sales Charge Waivers Available to Share Purchases through LPL Financial (“LPL”)
•	Shares purchased by clients of LPL who are accessing the Oppenheimer funds through LPL’s Mutual Fund Only Platform.
Class A Sales Charge Waivers Available at Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform will be eligible for the following Class A front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information.
•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs plans.
•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a
56

shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Class A Front-End Sales Charge Waivers Available at Morgan Stanley Wealth Management
Effective July 1, 2018, shareholders purchasing the Oppenheimer Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information.
•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•	Shares purchased through a Morgan Stanley self-directed brokerage account.
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Sales Charge Waivers Available at Raymond James & Associates, Inc., Raymond James Financial Services, Inc. & Raymond James affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•	Shares purchased in an investment advisory program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A and C shares available at Raymond James
•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan.
•	Return of excess contribution from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
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•	Shares acquired through a right of reinstatement.
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation
•	Breakpoints as described in this prospectus.
•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of the fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
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Information and Services
Statement of Additional Information and Annual and Semi-Annual Reports. The Fund’s Statement of Additional Information and Annual and Semi-Annual Reports to shareholders provide additional information about the Fund’s investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s Statement of Additional Information and audited consolidated financial statements included in its most recent Annual Report dated October 31, 2018, including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated by reference into (are legally considered part of) this prospectus.
How to Request More Information
You can request the above documents, the notice explaining the Fund’s privacy policy, and other information about the Fund, without charge, by:
Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 6803 S. Tucson Way Centennial, CO 80112-3924
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com
Reports and other information about the Fund are available on the EDGAR database on the SEC’s website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC’s e-mail address: publicinfo@sec.gov.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Fund’s SEC File No.: 811-05225
SP0257.001.0219

Oppenheimer Global Allocation Fund
A series of Oppenheimer Quest for Value Funds

February 14, 2019
Statement of Additional Information
This document contains additional information about Oppenheimer Global Allocation Fund (the “Fund”) and supplements information in the Fund’s prospectus dated February 14, 2019.
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read together with the Fund’s prospectus. The Fund’s financial statements are incorporated by reference into this SAI from its most recent Annual Report. The Fund’s prospectus and most recent Annual Report may be obtained without charge, upon request, by writing to OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling OppenheimerFunds Services at the toll-free number shown below, or by downloading them from the OppenheimerFunds website at www.oppenheimerfunds.com.
NYSE Ticker Symbols
Class A QVGIX	Class Y QGRYX
Class C QGRCX	Class I QGRIX
Class R QGRNX
Oppenheimer Global Allocation Fund6803 South Tucson Way, Centennial, Colorado 80112-39241.800.CALL OPP (225.5677)

Contents
About the Fund
1	Additional Information About the Fund’s Investment Policies and Risks
1	The Fund’s Main Investment Policies
28	Other Investments and Investment Strategies
37	Investment Restrictions
39	Disclosure of Portfolio Holdings
40	How the Fund is Managed
42	Board of Trustees and Oversight Committees
44	Trustees and Officers of the Fund
52	The Manager and the Sub-Adviser
58	Brokerage Policies of the Fund
60	Distribution and Service Arrangements
62	Payments to Financial Intermediaries
About Your Account
65	About Your Account
67	How to Buy Shares
70	How to Sell Shares
73	How to Exchange Shares
74	Distributions and Taxes
81	Additional Information About the Fund
Appendix
82	Ratings Definitions
Consolidated Financial Statements
90	Consolidated Financial Statements
To Summary Prospectus

Additional Information About the Fund’s Investment Policies and Risks
OFI Global Asset Management, Inc. (“OFI Global”), the Fund’s investment adviser, has retained OppenheimerFunds, Inc. (the “Sub-Adviser”) to choose the Fund’s investments and provide related advisory services to the Fund. The portfolio manager(s), who is responsible for the day-to-day management of the Fund’s portfolio, is employed by the Sub-Adviser unless indicated otherwise. In this Statement of Additional Information (“SAI”), references to the “Manager” mean OFI Global and the Sub-Adviser unless the context indicates otherwise or unless otherwise specified. Any references in this SAI to the “Investment Company Act” refer to the “Investment Company Act of 1940, as amended.” Prior to January 1, 2013, all references in this SAI to the “Sub-Adviser” refer to OppenheimerFunds, Inc. in its capacity as the Manager.
The investment objective, the principal investment policies and the principal risks of the Fund are described in the Fund’s prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund’s Sub-Adviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.
The composition of the Fund’s portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking to achieve its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.
The Fund’s Main Investment Policies
In selecting securities for the Fund’s portfolio, the Sub-Adviser evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of corporate issuers, that process may include, among other things, evaluation of the issuer’s historical operations, prospects for the industry of which the issuer is part, the issuer’s financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer’s business, and legislative proposals that might affect the issuer. In the case of foreign securities, when evaluating the securities of issuers in a particular country, the Sub-Adviser may also consider the conditions of a particular country’s economy in relation to the U.S. economy or other foreign economies, general political conditions in a country or region, the effect of taxes, the efficiencies and costs of particular markets and other factors.
Common Stock. Common stock represents an equity ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund’s portfolio will be affected by changes in the stock markets. Market risk can affect the Fund’s net asset value per share, which will fluctuate as the values of the Fund’s portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.
Other factors can negatively affect a particular stock’s price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund can invest in securities of large companies and mid-cap companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.
Growth Companies. Growth companies are those companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. They may be established companies as well as newer companies in the development stage. Growth companies may have a variety of factors that characterize them as “growth” issuers. They might:
•	be generating or applying new technologies, new or improved distribution techniques or new services,
•	own or develop natural resources,
•	be companies that can benefit from changing consumer demands or lifestyles, or
•	be companies that have projected earnings in excess of the average for their sector or industry.
Securities of newer growth companies might offer greater opportunities for capital appreciation than securities of larger, more established companies. However, these securities also involve greater risks than securities of more established companies.
Small- and Mid-Cap Companies. The Fund may focus on equity securities of companies having a market capitalization of a specified size or range, and therefore may invest a substantial portion of its assets in securities of small-, mid- or large-sized companies. The Fund may, from time to time, emphasize companies in one or more capitalization ranges based on the investment adviser’s judgment of where the best market opportunities are. If the Fund focuses on
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investments in smaller sized companies its share prices may fluctuate more than those of funds focusing on larger companies. The market capitalization ranges used by the Fund will vary.
Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short term, and may have very limited liquidity. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Value Investing. A value investing approach seeks stocks and other equity securities that appear to be temporarily undervalued because the market does not yet recognize its potential or the issuer is temporarily out of favor. Value investing looks for securities with low prices in relation to their real worth or future prospects in the hope that the prices will rise when other investors realize the intrinsic value of the securities.
Value investing uses research into an issuer’s underlying financial condition and prospects to identify potential investments. Some of the criteria that may be used are
•	Price/earnings ratio, which is a stock’s price divided by its earnings (or its long-term earnings potential) per share. A stock that has a price/earnings ratio lower than its historical range, or lower than the market as a whole or than similar companies, or lower than widely expected due to increased earnings potential, may offer an attractive investment opportunity.
•	Price/book value ratio, which is the stock price divided by the book value per share of the company.
•	Dividend yield, which is measured by dividing the annual dividend by the stock price per share.
•	Asset valuation, which compares the stock price to the value of the company’s underlying assets, including their projected value in the marketplace, their liquidation value and their intellectual property value.
•	Free Cash Flow Yield, which is an overall return evaluation ratio of a stock that standardizes the free cash flow per share a company is expected to earn against its market price per share.
Preferred Stock. Preferred stock are equity securities that have a dividend rate payable from the company’s earnings. Their stated dividend rate causes preferred stock to have some characteristics of debt securities. If interest rates rise, the fixed dividend on preferred stock may be less attractive and the price of those securities will likely decline. If interest rates fall, their price will likely increase.
Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require that all, or a portion of, any unpaid dividends must be paid before the issuer can pay dividends on its common stock. “Participating” preferred stock may be entitled to a larger dividend than the stated dividend in certain cases. “Auction rate” preferred stock has a dividend rate that is set by a Dutch auction process.
Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates fall.
Preferred stock do not constitute a liability of the issuer and therefore do not offer the same degree of capital protection or assured income as debt securities. Preferred stock generally rank ahead of common stock and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.
Rights and Warrants. Rights and warrants may be purchased directly or may be acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than the price of the underlying security. Rights are similar to warrants, but normally have a shorter duration and are distributed directly by the issuer to its shareholders. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
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The Fund can invest up to 5% of its total assets in rights and warrants, not including rights and warrants the Fund acquires as part of securities units or that are attached to other securities the Fund buys.
Convertible Securities. Convertible securities are debt securities or preferred stocks that are convertible into the issuer’s common stock or other equity securities. While many convertible securities are considered to be mainly debt securities, certain convertible securities are regarded more as “equity equivalents” because of their conversion feature. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, and the security’s price will likely increase when interest rates fall and decrease when interest rates rise. If its conversion value exceeds its investment value, the security will generally behave more like an equity security. In that case, its price will tend to fluctuate with the price of the underlying common stock or other security.
Convertible debt securities, like other debt securities, are subject to credit risk and interest rate risk. Interest rate risk is the risk that when interest rates rise, the values of already-issued convertible debt securities generally fall. When interest rates fall, however, the values of already-issued convertible debt securities generally rise. Credit risk is the risk that the issuer of a security might not make principal or interest payments on the security when they are due. If the issuer fails to pay interest, the Fund’s income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall. The credit ratings of convertible securities generally have less impact on their price than the credit ratings of other debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore are subject to less risk than common stock in case of an issuer’s bankruptcy or liquidation.
For convertible securities that are considered to be “equity equivalents,” their credit quality generally has less impact on the security’s value than in the case of non-convertible debt securities. To determine whether convertible securities should be regarded as “equity equivalents,” a number of factors may be considered, including:
•	whether the convertible security can be exchanged for a fixed number of shares of common stock of the issuer or is subject to a “cap” or a conversion formula or other type of limit;
•	whether the convertible security can be exchanged at a time determined by the investor rather than by the issuer;
•	whether the issuer of the convertible securities has restated its earnings per share on a fully diluted basis (that is, as if all of the issuer’s convertible securities were converted into common stock); and
•	the extent to which the convertible security may participate in any appreciation in the price of the issuer’s common stock.
Convertible securities generally sell at a premium over the value of the common stock into which they could be converted. If the Fund buys a convertible security at a premium, and the underlying common stock does not appreciate as expected, the Fund might not realize a gain on the security or may experience a loss.
The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. However, convertible securities generally do not have the same potential for capital appreciation as the underlying stock and may not experience the same decline when the price of the underlying common stock declines. Convertible securities usually only decline to a level called their “investment value,” which is approximately the value of a similar non-convertible debt security.
Convertible Preferred Stock. Preferred stocks are equity securities that have a specified dividend rate, payable from the company’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require that all, or a portion of, the specified dividends must be paid to the holders of the preferred stock before the issuer can pay dividends on its common stock. Holders of “participating” preferred stock may be entitled to a larger dividend than the stated dividend in certain cases. “Auction rate” preferred stock has a dividend rate that is set by a Dutch auction process.
Convertible preferred stock may have a call provision that allows the issuer to redeem the security. Typically these stocks may only be converted to common stock by the holder after a three-year period but are callable by the issuer at any time. A call provision may limit the opportunity for increases in a preferred stock’s price when interest rates fall and the values of outstanding preferred stocks generally rise. If the market value of the issuer’s common stock increases to the call price or above, the issuer would usually redeem the preferred stock at the call price. Preferred stocks rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.
Debt Securities. In general, debt securities may be subject to the following risks:
•	Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in
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variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities may, however, affect the value of Fund assets. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows.
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
•	Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, below-investment-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, investment-grade bonds. In making investments in debt securities, the investment adviser may rely to some extent on the ratings of national statistical rating organizations or it may use its own research to evaluate a security’s credit-worthiness. If securities purchased are unrated, they may be assigned a rating by the investment adviser in categories similar to those of a national statistical rating organization. There are no investment policies establishing specific maturity ranges for investments, and they may be within any maturity range (short, medium or long) depending on the investment adviser’s evaluation of investment opportunities available within the debt securities markets.
•	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that it might be difficult to sell them promptly at an acceptable price.
•	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
•	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, it may be necessary to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
•	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. It may be necessary to reinvest the proceeds at a lower interest rate, reducing income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If these securities are purchased at a premium, accelerated prepayments on those securities could cause losses on a portion of the principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
•	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable
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prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account were required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Following the financial crisis, the Federal Reserve sought to stabilize the economy by keeping the federal funds rate near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as “quantitative easing.” As the Federal Reserve has completed the tapering of its securities purchases pursuant to quantitative easing, it has recently raised interest rates on multiple occasions, and continues to consider future raises to the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Ratings of Debt Securities. Ratings by ratings organizations such as Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch, Inc. (“Fitch”) represent the respective rating agency’s opinions of the credit quality of the debt securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality or indicative of market value risk. Debt securities that have the same maturity, coupon and rating may have different yields, while other debt securities that have the same maturity and coupon but different ratings may have the same yield. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
“Investment-grade” securities are those rated within the four highest rating categories of S&P’s, Moody’s, Fitch or another nationally recognized statistical rating organization (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). While securities rated within the fourth highest category by S&P’s (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Below-investment-grade securities (also referred to as “junk bonds”) are those rated below investment grade by the S&P, Moody’s, Fitch or other nationally recognized statistical rating organization or unrated securities the investment adviser believes are of comparable quality.
After the Fund buys a debt security, the security may cease to be rated or its rating may be reduced. Neither event requires the Fund to sell the security, but the investment adviser will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody’s, S&P, Fitch or another nationally recognized statistical rating organization change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use similar ratings as standards for investments in accordance with the Fund’s investment policies. The investment adviser continuously monitors the issuers of below-investment-grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.
A list of the rating categories of Moody’s, S&P, Fitch and other nationally recognized statistical rating organizations for debt securities is contained in an Appendix to this SAI.
Unrated Securities. Because the Fund may purchase securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their
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credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market, which means that the Fund might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) are those rated below investment grade by S&P, Moody’s, Fitch or other nationally recognized statistical rating organization or unrated securities the investment adviser believes are of comparable quality. The investment adviser continuously monitors the issuers of below-investment-grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests. While below-investment-grade securities generally may have a higher yield than securities rated in the investment-grade categories, they are subject to increased risks. Below-investment-grade securities are considered to be speculative with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. The risks of below-investment-grade securities include:
•	Prices of below-investment-grade securities are subject to extreme price fluctuations, even under normal market conditions. Negative economic developments may have a greater impact on the prices of below-investment-grade securities than on those of investment-grade securities. In addition, the market values of below-investment-grade securities tend to reflect individual issuer developments to a greater extent than do the market values of investment-grade securities, which react primarily to fluctuations in the general level of interest rates.
•	Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. The issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of higher-grade securities. Below-investment-grade securities are vulnerable to adverse changes in the issuer’s industry and to general economic conditions. If the issuer experiences financial stress, it may not be able to pay interest and principal payments in a timely manner. The issuer’s ability to pay its debt obligations also may be lessened by specific issuer developments or the unavailability of additional financing. In the event of a default of an issuer of a below-investment-grade security, the Fund may incur expenses to the extent necessary to seek recovery or to negotiate new terms.
•	Below-investment-grade securities are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which could limit the Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. As a result, investors in below-investment-grade securities have a lower degree of protection with respect to principal and interest payments than do investors in investment-grade securities.
•	There may be less of a market for below-investment-grade securities and as a result they may be harder to sell at an acceptable price. Not all dealers maintain markets in all below-investment-grade securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for investment-grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many below-investment-grade securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. In addition, the trading volume for below-investment-grade securities is generally lower than that for investment-grade securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Fund may have difficulty disposing of certain below-investment-grade securities due to the limited number of investors in that sector of the market. When the secondary market for below-investment-grade securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Fund’s securities and judgment plays a more important role in determining such valuations.
•	Below-investment-grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. During times of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and finance them with securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them; the Fund may have to replace the securities with lower yielding securities, which could result in a lower return for the Fund.
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•	Below-investment-grade securities markets may also react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. An increase in interest rates could severely disrupt the market for below-investment-grade securities. Additionally, below-investment-grade securities may be affected by legislative and regulatory developments. These developments could adversely affect the Fund’s net asset value and investment practices, the secondary market for below-investment-grade securities, the financial condition of issuers of these securities and the value and liquidity of outstanding below-investment-grade securities, especially in a thinly traded market.
These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
While securities rated “Baa” by Moody’s, “BBB” by S&P or Fitch, or the similar category by the investment adviser if an unrated security, are investment grade, they may be subject to special risks and have some speculative characteristics.
Mortgage-Related Debt Securities. Mortgage-related securities are a form of fixed-income investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations, mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits (“REMICs”) and other real estate-related securities.
Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government may have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.
As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some mortgage-related securities have interest rates that move in the opposite direction from changes in general interest rates, based on changes in a specific interest rate index. The changes in those interest rates may also occur at a multiple of the changes in the index. Although the value of a mortgage-related security may decline when interest rates rise, the opposite is not always the case. In addition, the values of mortgage-related debt securities may be affected by changes in the market’s perception of the creditworthiness of the entity issuing the securities or guaranteeing them and by changes in government regulations and tax policies.
Stripped securities can also be created for mortgage-related pass-through certificates or CMOs. Securities may be partially stripped so that each class receives some interest and some principal or they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an “interest-only” security, or “I/O,” and all of the principal is distributed to holders of another type of security, known as a “principal-only” security or “P/O.” The yields to maturity of mortgage-related I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on a P/O based on them could decline substantially.
Mortgage Prepayment and Extension Risks. In periods of declining interest rates, mortgages are more likely to be prepaid and a mortgage-related security’s maturity may be shortened by unscheduled prepayments on the underlying mortgages. If principal is returned earlier than expected, that money may have to be reinvested in other investments having a lower yield than the prepaid security. Because of these risks, mortgage-related securities may be less effective as a means of “locking in” attractive long-term interest rates and they may have less potential for appreciation during periods of declining interest rates than conventional bonds.
Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. If a mortgage-related security has been purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security as a result of interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recover its initial investment on the security.
During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments may effectively lengthen a mortgage-related security’s expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on mortgage-related securities were to decrease broadly, the Fund’s effective duration and therefore its sensitivity to interest rates, would increase.
Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
•	pass-through certificates issued or guaranteed by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), or Federal Home Loan Mortgage Corporation (“Freddie Mac”);
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•	unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs;
•	unsecuritized conventional mortgages;
•	other mortgage-related securities; or
•	any combination of these.
Each class of CMO, referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed-rate CMOs or floating rate CMOs.
Forward Rolls. In a “forward roll” transaction (also referred to as a “mortgage dollar roll”), an investor sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income in excess of the yield on the securities that have been sold.
During the period between the sale and the repurchase, the seller is not entitled to receive interest and principal payments on the securities that have been sold. It is also possible that the market value of the securities may decline below the repurchase price of the securities or that the counterparty might default in its obligations.
U.S. Government Securities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to relatively little credit risk. Obligations of U.S. government agencies or instrumentalities (including certain mortgage-backed securities) may be guaranteed or supported by the “full faith and credit” of the United States or may be backed by the right of the issuer to borrow from the U.S. Treasury or by the discretionary authority of the U.S. government to purchase the agencies’ or instrumentalities’ obligations. Others are supported only by the credit of the agency or instrumentality. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency or instrumentality issuing the obligation for repayment.
U.S. Treasury Obligations. These securities are directly issued by the U.S. Treasury. They include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), Treasury bonds (which have maturities of more than ten years when issued), and Treasury Inflation-Protection Securities (TIPS). Other U.S. Treasury obligations include U.S. Treasury securities that have been “stripped” by a Federal Reserve Bank and zero-coupon U.S. Treasury securities. Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates.
Treasury Inflation-Protection Securities (TIPS). The Fund can buy TIPS, which are U.S. Treasury securities designed to protect against inflation. The interest rate paid on TIPS is fixed. The principal value rises or falls semi-annually based on published changes to the Consumer Price Index. If inflation occurs, the principal amount will be adjusted upwards, resulting in increased interest payments. If deflation occurs, the principal amount will be adjusted downwards, resulting in lower interest payments. The principal amount payable at maturity will be the greater of the adjusted principal amount and the original principal amount. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds and Federal Home Loan Mortgage Corporation obligations.
Mortgage-Related U.S. Government Securities. A variety of mortgage-related securities are issued by U.S. government agencies or instrumentalities. Like other mortgage-related securities, they may be issued in different series with different interest rates and maturities. The collateral for these securities may be either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. government agency or instrumentality or mortgage loans insured by a U.S. government agency.
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Some mortgage-related securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (“Ginnie Maes”), are backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the entity that issued them (for example obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation).
In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
Government National Mortgage Association (“Ginnie Mae”) Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. Ginnie Mae’s principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration (the “FHA”) or the Farmers Home Administration (the “FMHA”) or guaranteed by the Veterans Administration (the “VA”).
Ginnie Mae obligations are of the “fully modified pass-through” type. They provide that the registered holders of the Ginnie Mae certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.
Ginnie Maes are guaranteed as to timely payment of principal and interest. In giving that guaranty, Ginnie Mae expects that payments received by the issuers on account of the mortgages backing the Ginnie Mae certificates will be sufficient to make the required payments of principal and interest. However, if those payments are insufficient, the guaranty agreements between the issuers of the certificates and Ginnie Mae require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, Ginnie Mae will do so.
Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by Ginnie Mae as to such mortgage pools. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties “constitute general obligations of the United States backed by its full faith and credit.” Ginnie Mae is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.
Ginnie Mae certificates are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages, Ginnie Mae certificates do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against Ginnie Mae. Holders of Ginnie Mae certificates have no security interest in or lien on the underlying mortgages.
Monthly payments of principal will be made, and additional prepayments of principal may be made, with respect to the mortgages underlying the Ginnie Maes. All of the mortgages in the pools relating to Ginnie Mae are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on one-to-four-family dwellings underlying certain Ginnie Mae certificates have a stated maturity of up to thirty (30) years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.
Federal Home Loan Mortgage Corporation (“Freddie Mac”) Certificates. Freddie Mac, a corporate instrumentality of the United States, issues Freddie Mac certificates representing interests in mortgage loans. Freddie Mac guarantees to each registered holder of a Freddie Mac certificate timely payment of the amounts representing a holder’s proportionate share in:
•	interest payments less servicing and guarantee fees,
•	principal prepayments, and
•	the ultimate collection of amounts representing the holder’s proportionate interest in principal payments on the mortgage loans in the pool represented by the Freddie Mac certificate, in each case whether or not such amounts are actually received.
The obligations of Freddie Mac under its guarantees are not backed by the full faith and credit of the United States.
Federal National Mortgage Association (“Fannie Mae”) Certificates. Fannie Mae, a federally-chartered and privately-owned corporation, issues Fannie Mae Certificates, which are backed by a pool of mortgage loans. Fannie Mae guarantees to each registered holder of a Fannie Mae certificate that the holder will receive amounts representing:
•	the holder’s proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such certificate, less servicing and guarantee fees, and
•	the holder’s proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan.
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In each case the guarantee applies whether or not those amounts are actually received. The obligations of Fannie Mae under its guarantees are not backed by the full faith and credit of the United States.
Zero-Coupon U.S. Government Securities. The Fund may buy zero-coupon U.S. government securities. These will typically be U.S. Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.
Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.
Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.
The Fund’s investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.
Other Zero-Coupon Securities. The Fund may buy zero-coupon and delayed-interest securities, and “stripped” securities of corporations and of foreign government issuers. These are similar in structure to zero-coupon and “stripped” U.S. government securities, but in the case of foreign government securities, they may or may not be backed by the “full faith and credit” of the issuing foreign government. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.
Event-Linked Bonds. The Fund may invest in “event-linked” bonds or interests in trusts and other pooled entities that invest primarily or exclusively in event-linked bonds, including entities sponsored and/or advised by the investment adviser or an affiliate.
Event-linked bonds, including “catastrophe” bonds and other insurance-linked securities, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless the event is of a certain magnitude (based on, for example, scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group or a reference index. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest. The Fund may also invest in similar bonds where the Fund may lose all or a portion of its principal and additional interest if the mortality rate in a geographic area exceeds a stated threshold prior to maturity whether or not a particular catastrophic event has occurred. Event-linked bonds include the universe of insurance-linked securities, including sidecars, collateralized reinsurance and industry loss warranties. Some of these investments are illiquid but they are event-linked in that they default as a result of an event or series of events.
Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked bonds provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated by one or more nationally recognized statistical rating organization and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.
The issuers of the event-linked bonds in which the Fund will invest are generally treated as passive foreign investment companies (“PFICs”) for U.S. income tax purposes. More information about PFICs is included elsewhere in this SAI.
Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Institutions must meet credit requirements set by the investment adviser from time to time.
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The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.
Repurchase agreements are considered “loans” under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the institution fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The investment adviser will monitor the institution’s creditworthiness to confirm that it is financially sound and will continuously monitor the collateral’s value.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with the affiliated entities managed by the investment adviser or its affiliates, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.
Reverse Repurchase Agreements. A reverse repurchase agreement is the sale of a debt obligation to a party for a specified price, with the simultaneous agreement to repurchase it from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. Reverse repurchase agreements that the Fund may engage in also create leverage. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which a Fund is required to repurchase the security. A Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements until payment is made to the other party.
Money Market Instruments. The following is a brief description of the types of money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.
Bank Obligations. Bank obligations include time deposits, certificates of deposit, bankers’ acceptances and other bank obligations that are fully insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC currently insures the deposits of member banks up to $250,000 per account. Bank obligations also include obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or obligations of a foreign bank with total assets of at least U.S. $1 billion. Those banks may include commercial banks, savings banks, and savings and loan associations that may or may not be members of the FDIC.
Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. Time deposits may be subject to withdrawal notices and penalties.
Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed “accepted” when a bank guarantees their payment at maturity.
Bank obligations may have a limited market and may be deemed “illiquid” unless the obligation, including principal amount plus accrued interest, is payable within seven days.
Commercial Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of S&P Global Ratings (“S&P”) and Moody’s. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least “AA” by S&P or “Aa” by Moody’s.
The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.
Variable Amount Master Demand Notes. Master demand notes are direct arrangements of obligations, between a lender and a corporate borrower, that permit the investment of fluctuating amounts of money at varying rates of interest. They permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount it lends under the note at any time, up to the full amount provided by the note agreement. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.
These notes are direct lending arrangements between the lender and borrower and there is no secondary market for them. The principal plus accrued interest is redeemable at any time, however. This right to redeem the notes depends on the ability of the borrower to make the specified payments on demand. The investment adviser will consider the earning
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power, cash flow and other liquidity ratios of an issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.
The Fund does not currently intend to invest more than 5% of its total assets in variable amount master demand notes. The Fund has no limitations on the type of issuer from whom these notes will be purchased.
Foreign Securities. Foreign securities include equity and debt securities of issuers organized under the laws of countries other than the United States and debt securities issued or guaranteed by foreign governmental or by supra-national entities, such as the World Bank, or by their agencies or instrumentalities. They may also include securities of issuers (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Securities denominated in foreign currencies issued by U.S. companies may also be considered to be “foreign securities.” Foreign securities may be traded on foreign securities exchanges or in foreign over-the-counter markets.
Investing in foreign securities offers potential benefits that are not available from investing only in the securities of U.S. issuers. Those benefits include the opportunity to invest in a wider range of issuers, in countries with economic policies or business cycles that differ from those in the United States and in markets that often do not move parallel to U.S. markets. Because of these features, foreign investments may reduce portfolio volatility.
The percentage of assets allocated to foreign securities may vary over time depending on a number of factors, including the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of foreign financial markets, the interest rate climate in particular foreign countries, and the relationship of foreign currencies to the U.S. dollar. The investment adviser may analyze fundamental economic criteria, including for example: relative inflation levels and trends, growth rate forecasts, natural resources, reliance on particular industries, balance of payments status, interest rates, market conditions, currency values, international trading patterns, trade barriers, diplomatic developments, social and political factors, and economic policies.
Securities of foreign issuers that are represented by American Depository Receipts, or similar depository arrangements, or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for purposes of the Fund’s investment allocations, because they are not subject to many of the special considerations and risks that apply to foreign securities held and traded abroad.
The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.
Sovereign Debt. Sovereign debt securities include fixed income securities issued or guaranteed by governments, their agencies and instrumentalities, and securities issued by supranational entities such as the World Bank or the European Union. Investment in sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards international lenders or agencies and the political constraints to which a governmental entity may be subject. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt may be requested to participate in the rescheduling or restructuring of such debt and to extend further loans to governmental entities. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. There can be no assurance that foreign sovereign debt securities will not be subject to similar restructuring arrangements or to requests for new credit which may have adverse consequences for holders of such debt. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants. In the event of a default by a governmental entity, there may be limited or no effective legal remedies for collecting on such debt. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.
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Debt securities issued by certain “supra-national” entities include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. The governmental members of those supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. There can be no assurance that the constituent governments will continue to be able or willing to honor their capitalization commitments.
The Fund can invest in U.S. dollar-denominated “Brady Bonds.” These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the “residual risk.”
If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.
Risks of Developing and Emerging Markets. Emerging and developing markets may offer special opportunities for investing but, in addition to being subject to all the risks of foreign investing, also have greater risks than more mature foreign markets. Emerging and developing market countries may be subject to greater political, social and economic instability; have high inflation rates; experience unfavorable diplomatic developments; have less liquid securities markets with greater price volatility; have additional delays in the settlement of securities transactions; impose exchange controls; be subject to trade barriers; impose differential taxes on foreign investors; have a higher possibility of confiscatory taxes or the expropriation of assets; impose restrictions on direct investments or investments in issuers in particular industries; and lack developed legal or regulatory systems. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information about certain risks associated with emerging and developing markets is provided below.
•	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently, they have lower trading volume than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Therefore, prompt liquidation of substantial portfolio holdings may be difficult at times. As a result, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability.
•	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets. Settlements may also be delayed by operational problems. Securities issued by developing countries and by issuers located in those countries may be subject to extended settlement periods. Delays in settlement could result in temporary periods during which some assets are uninvested and no return is earned on those assets. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
•	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
•	Less Developed Governments and Economies. Developing or emerging market countries may have less developed legal and accounting systems, and their governments may also be more unstable than the governments of more developed countries. For example, governments of some developing or emerging market countries have defaulted on their bonds and there is the risk of this happening in the future. These countries may also have less protection of property rights than more developed countries. Developing or emerging market countries also may be subject to social, political or economic instability, and have greater potential for pervasiveness of corruption and crime, armed conflict, the adverse economic impact of civil war and religious or ethnic unrest. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may also be subject to greater potential difficulties in enforcing contractual obligations.
•	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Also, a government might impose temporary restrictions on remitting capital abroad if the country’s balance of payments
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deteriorates, or it might do so for other reasons. If government approval were delayed or refused, income or capital gains may not be able to be transmitted to the United States. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, managed adjustments in relative currency values and other protectionist measures, and practices such as share blocking. Share blocking is the practice in certain foreign markets where voting rights related to an issuer’s securities are predicated on those securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. Such restrictions have the effect of prohibiting the purchase and sale of certain voting securities within a specified number of days before, and in certain instances, after a shareholder meeting. The share blocking period can last up to several weeks, typically terminating on a date established at the discretion of the issuer. Share blocking may prevent the Fund from buying or selling securities for a period of time. When shares are blocked, trades in such securities will not settle. Having a blocking restriction lifted can be difficult and onerous, with the particular requirements varying widely by country. In some countries, the block cannot be removed for the duration of time it is effective. Additionally, the imposition of restrictions on investments by foreign entities might result in less attractive investment opportunities or require the sale of existing investments. Investments in developing or emerging market countries may also be subject to greater risks relating to the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country.
•	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. Privatization programs may offer opportunities for significant capital appreciation, in the appropriate circumstances. However, in certain developing countries, the ability of foreign entities to participate in privatization programs may be limited by local law. Additionally, the terms on which a foreign entity might be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that privatization programs will be successful.
Risks of Foreign Investing. Investments in foreign securities present risks and considerations not usually associated with investments in U.S. securities. Those may include:
•	a lack of public information about foreign issuers;
•	lower trading volume and less liquidity in foreign securities markets than in U.S. markets;
•	greater price volatility in foreign markets than in U.S. markets;
•	less government regulation of foreign issuers, exchanges and brokers than in the U.S.;
•	a lack of uniform accounting, auditing and financial reporting standards in foreign countries compared to those applicable to U.S. issuers;
•	fluctuations in the value of foreign investments due to changes in currency rates;
•	the expense of currency exchange transactions;
•	greater difficulties in pricing securities in foreign markets;
•	foreign government restrictions on investments by U.S. and other non-local entities;
•	higher brokerage commission rates than in the U.S.;
•	increased risks of delays in clearance and settlement of portfolio transactions;
•	unfavorable differences between the U.S. economy and some foreign economies;
•	greater difficulty in commencing and pursuing lawsuits or other legal remedies;
•	less regulation of foreign banks and securities depositories;
•	increased risks of loss of certificates for portfolio securities;
•	government restrictions on the repatriation of profits or capital or other currency control regulations;
•	the possibility in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments;
•	the reduction of income by foreign taxes; and
•	potential for time-zone arbitrage.
Foreign investments are often denominated in currencies other than the U.S. dollar, which means that changes in the currency exchange rate will affect the value of those investments. Generally, when the U.S. dollar increases in value against a foreign currency, an investment denominated in that currency is worth less in U.S. dollars and when the U.S. dollar decreases in value against a foreign currency, an investment denominated in that currency is worth more in U.S. dollars. The Fund must compute its net asset value and its income in U.S. dollars and a change in the dollar value of a foreign currency will generally result in a change in the Fund’s net asset value or its investment income that is available for distribution to shareholders. Because a portion of the Fund’s investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. Foreign currency losses that occur after the Fund has distributed income may result in the Fund having made a distribution that was larger than its investment income during a particular fiscal period. In that case, the additional amount distributed would be classified as a return of capital to shareholders.
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In the past, government policies have discouraged investments in certain foreign countries through economic sanctions, trade restrictions, taxation or other government actions. It is possible that such policies could be implemented in the future.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Recovery from the crisis has been challenged by high unemployment and budget deficits as well as by weaknesses in sovereign debt issued by Greece, Spain, Portugal, the Republic of Ireland, Italy and other EU member states. The sovereign debt of several of these countries was downgraded in 2012 and many remain subject to further downgrades, which may have a negative effect on European and non-European banks that have significant exposure to sovereign debt. Since 2010, several countries, including Greece, Italy, Spain, the Republic of Ireland and Portugal, agreed to multi-year bailout loans from the ECB, the International Monetary Fund (IMF), and other institutions. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms. In the wake of the crisis, EU member states will need to make economic and political decisions in order to restore economies to sustainable growth. While a number of initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected but the exact nature and effect of this regulation is still unknown.
Some EU member states may continue to be dependent on assistance from the ECB, the IMF, or other governments and institutions. Such assistance could depend on a country’s implementation of reforms or attainment of a certain level of performance. Failure by one or more EU member states to reach those objectives or an insufficient level of assistance could result in a deeper or prolonged economic downturn, which could have a significant adverse effect on the value of investments in European countries. By adopting the euro, a member state relinquishes control of its own monetary policies. As a result, EU member states are significantly affected by fiscal and monetary controls implemented by the EMU and may be limited to some degree from implementing their own economic policies. The euro may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally.
Additionally, it is possible that EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Furthermore, the United Kingdom’s (“UK”) intended departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of UK banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies (“PFICs”) are those foreign corporations which generate primarily “passive” income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a taxable year is passive income or if 50% or more of its assets during a taxable year are assets that produce, or are held to produce, passive income.
Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Investments in foreign mutual funds may be used to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment; however investments in foreign mutual funds are subject to limits under the Investment Company Act.
Other types of foreign corporations may also be considered PFICs if their percentage of passive income or passive assets exceeds the limits described above. Unless an election is made with respect to an investment in a PFIC, which election
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may not always be possible, income from the disposition of a PFIC investment and from certain PFIC distributions may be subject to adverse tax treatment. The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a regulated investment company itself to tax on certain income from PFIC shares. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Foreign corporations that are PFICs for federal tax purposes may not always be recognized as such or may not provide investors all information required to report, or make an election with respect to, such investment.
A foreign issuer will not be treated as a PFIC with respect to a shareholder if such issuer is a controlled foreign corporation for U.S. federal income tax purposes (“CFC”) and the shareholder holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the shareholder generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of a CFC’s income, whether or not the CFC distributes such shareholder’s share of such amounts to it. Under proposed regulations, such income will be considered “qualifying income” for purposes of a shareholder’s qualification as a regulated investment company only to the extent such income is timely distributed to that shareholder.
Additional risks of investing in other investment companies are described under “Investments in Other Investment Companies.”
Derivatives and Hedging. Derivative instruments may be used for liquidity, for hedging purposes, to seek income or for other investment purposes. Some of the types of derivative instruments and hedging strategies the Fund may use are:
•	selling futures contracts,
•	buying puts on such futures or on securities,
•	writing covered calls on securities or futures. Covered calls may also be used to increase the Fund’s income, but the Manager does not expect to engage extensively in that practice.
•	buying futures,
•	and buying calls on such futures or on securities.
“Structured” Investments. “Structured” investments are financial instruments and contractual obligations designed to provide a specific risk-reward profile. A structured instrument is generally a hybrid security (often referred to as “hybrids”) that combines characteristics of two or more different financial instruments. The terms of these investments may be contractually “structured” by the purchaser and the issuer (which is typically associated with an investment banking firm) of the instrument. Structured investments may have certain features of equity and debt securities, but may also have additional features. The key characteristics of structured investments are:
•	They change the risk or return on an underlying investment asset (such as a bond, money market instrument, loan or equity security).
•	They may replicate the risk or return of an underlying investment asset.
•	They typically involve the combination of an investment asset and a derivative.
•	The derivative is an integral part of the structure, not just a temporary hedging tool.
The returns on these investments may be linked to the value of an index (such as a currency or securities index) or a basket of instruments (a portfolio of assets, such as, high yield bonds, emerging market bonds, equities from a specific industry sector, a broad-based equity index or commodities), an individual stock, bond or other security, an interest rate, or a commodity. Some of the types of structured investments are:
•	Equity-linked notes
•	Index-linked notes
•	Inflation-linked notes
•	Commodity-linked notes
•	Credit-linked notes
•	Currency-linked notes
The values of structured investments will normally rise or fall in response to the changes in the performance of the underlying index, security, interest rate or commodity. Certain structured investments may offer full or partial principal protection, or may pay a variable amount at maturity, or may pay a coupon linked to a specific security or index while leaving the principal at risk. These investments may be used to seek to realize gain or limit exposure to price fluctuations and help control risk.
Depending on the terms of the particular instrument, structured investments may be subject to equity market risk, commodity market risk, currency market risk or interest rate risk. Structured notes are subject to credit risk with respect to the issuer of the instrument (referred to as “counter-party” risk) and, for structured debt investments, might also be subject to credit risk with respect to the issuer of the underlying investment. For notes that do not include principal protection (a form of insurance), a main risk is the possible loss of principal. There is a legal risk involved with holding
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complex instruments, where regulatory or tax considerations may change during the term of a note. Some structured investments may create leverage, which involves additional risks.
If the underlying investment or index does not perform as anticipated, the investment might not result in a gain or may cause a loss. The price of structured investments may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities or a commodity or to the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligors.
Structured notes are subject to interest rate risk and are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the Fund might receive less interest than the stated coupon payment or receive less principal upon maturity of the structured note. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of these notes over time.
In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Equity-Linked Notes. Equity-linked debt securities pay interest at a fixed rate until they mature, which is usually in one to four years. The principal amount that they pay at maturity is not a fixed amount, however. It is calculated based on the performance of a specified equity security. The principal amount is typically adjusted for events such as stock splits, stock dividends and certain other events that affect the linked equity security but is not adjusted for any additional issuance of equity securities of the type to which it is linked. Equity-linked debt securities are subject to equity market risks and their value generally fluctuates with the price of the linked security, although these securities are generally less volatile than the equity securities to which they are linked. Because the amount of principal is based on the value of a different security, equity-linked debt securities are considered to be a type of derivative.
Index-Linked Notes. Index-linked notes are debt securities whose principal and/or interest payments depend on the performance of an underlying index. This type of indexed security offers the potential for increased income or principal payments but involves greater risk of loss than a typical debt security of the same maturity and credit quality.
Currency-Linked Notes. Currency-indexed securities are short- or intermediate-term debt securities whose value at maturity or interest payments are linked to the change in value of the U.S. dollar against the performance of a currency index or one or more foreign currencies. In some cases, these securities pay an amount at maturity based on a multiple of the amount of a currency’s change against the dollar. If they are sold prior to their maturity, their price may be higher or lower than their purchase price as a result of market conditions or changes in the credit quality of the issuer.
Commodity-Linked Notes. A commodity-linked note is a derivative instrument that has characteristics of both a debt security and a commodity-linked derivative. It typically makes interest payments like a debt security and at maturity the principal payment is linked to the price movement of an underlying commodity-related variable that may be: a physical commodity (such as heating oil, livestock, or agricultural products), a commodity future or option contract, a commodity index, or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets. Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and are negotiated with the issuer to obtain specific terms and features that are tailored to particular investment needs.
Qualifying Hybrid Instruments. “Qualifying hybrid instruments” are commodity-linked notes that are excluded from regulation under the Commodity Exchange Act and the rules thereunder.
Swaptions. A swaption is a contract that gives the holder the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.
Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their rights to receive interest payments on a security or payments based on a reference rate. For example, they might swap the right to receive floating rate payments based on a reference rate such as “LIBOR” for the right to receive fixed rate payments.
Interest rate swaps entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates, the payments made by the Fund under a swap agreement will be greater than the payments it receives. Credit risk is the risk that the counterparty might default. If the counterparty defaults, the Fund may lose the net amount of contractual interest payments that it has not yet received.
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Total Return Swaps. Total return swap agreements may be used to gain exposure to price changes in an overall market or an asset. In a total return swap, the purchaser will receive the income generated by and/or the price appreciation of an index, a portion of an index, or a single asset in exchange for paying an agreed-upon fee.
Total Return Swaps on Shares of Affiliated Funds. A total return swap entered into between the Fund and certain counterparties for which shares of an affiliated Oppenheimer registered investment company managed by the Manager or an affiliate of the Manager (a “referenced fund”) serve as the reference security would provide the Fund with synthetic long investment exposure, through a swap dealer counterparty, to the performance of the referenced fund. Investment exposure to the referenced fund is obtained through payments made by the counterparty to the Fund under the swap that reflect the positive total return (inclusive of dividends and distributions) on a specified number (and corresponding value) of shares of the referenced fund, in exchange for periodic payments by the Fund to the counterparty based on a fixed or variable interest rate that accrues on that value, as well as payments reflecting any negative total return on those shares. The swap provides the Fund with the economic equivalent of ownership of those shares through an entitlement to receive any gains realized, and dividends paid, on the shares, and an obligation to pay any losses realized on the shares. This investment technique provides the Fund effectively with a form of leverage that is intended to achieve an economic effect similar to the Fund’s purchase of shares of the referenced fund with borrowed money. As such, this investment technique will subject the Fund to the risks of leverage discussed in the Fund’s prospectus.
Performance of such a swap is subject to the performance and risks of the referenced fund and its investment portfolio. If the performance of the shares of the referenced fund referenced in the swap is negative or is not sufficiently positive to offset the periodic payment due to the counterparty based on the fixed or variable interest rate, then the performance of the fund will be negatively impacted. The counterparty’s payments to the Fund will be based upon the change in the net asset value of the referenced fund’s shares referenced in the swap, which take into account the ratable share of the internal expenses of the referenced fund as reflected in its net asset value (including management fee and administrative expenses of the referenced fund). Though not contractually required (or requested by the Manager) to do so, the counterparty would be expected to hedge its market risk exposure under the swap by purchasing for its own account shares of the referenced fund so that any payments it owes to the Fund under the swap are offset by gains in (and receipt of dividends from) the counterparty’s direct investment in the shares of the referenced fund. If the counterparty does hedge by purchasing shares of the referenced fund, the Manager or an affiliate of the Manager (as applicable), as investment adviser to the referenced fund, will receive a management fee attributable to the counterparty’s direct investment in the referenced fund. There is no certainty that the Manager or an affiliate will receive any fees indirectly through the use of this investment technique. Like other total return swaps, these swaps are subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Because certain data inputs necessary for the daily pricing of these swaps may not be available in a timely manner under standard valuation methodologies used by the Fund for over-the-counter derivatives, these swaps will be fair valued daily pursuant to the Fund’s fair valuation procedures using a fair valuation methodology.
The Manager will apply certain requirements of its policy governing affiliated fund-of-fund arrangements to these total return swaps, notwithstanding that the Fund never purchases or owns shares of the referenced fund that are referenced in such a swap or is ever required to purchase shares to satisfy any future obligation to a counterparty. The application of this policy will require, among other things, that any referenced fund be an eligible acquired fund in an affiliated fund of funds arrangement under the Investment Company Act.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may be on a single issuer or on a basket of issuers. The purchaser of protection pays a fee during the life of the swap. Generally, if the Fund buys credit protection using a credit default swap, it will make fixed payments to the counterparty. If there is a credit event with respect to an issuer (bankruptcy, failure to timely pay interest or principal on its obligations, a restructuring or other specified occurrence) with respect to a credit default swap on which the Fund has purchased credit protection, the Fund will deliver the issuer’s defaulted bonds and the swap counterparty will pay the par amount of the bonds. Alternatively, the credit default swap may be cash settled where the swap counterparty will pay the Fund the difference between the par value and the market value of the defaulted bonds. If the swap is on a basket of issuers, the notional amount of the swap is reduced by the amount represented by that issuer, and the fixed payments are then made on the reduced notional amount.
Selling credit protection in a credit default swap increases the exposure to the specific issuer. If the Fund sells credit protection using a credit default swap, generally the Fund will receive fixed payments from the counterparty, and if a credit event occurs with respect to the issuer, the swap counterparty will deliver the issuer’s defaulted bonds and the Fund will pay the counterparty the par amount. Alternatively, the credit default swap may be cash settled where the Fund will pay the swap counterparty the difference between the par value and market value of the defaulted bonds. If the swap is on a basket of issuers, the notional amount of the swap is reduced by the amount represented by the issuer, and the fixed payments are then made on the reduced notional amount.
Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit
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event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
The Fund may also invest in credit default swap index products (sometimes referred to as a CDX index). A CDX index is an equally-weighted credit default swap index. The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade. These instruments are designed to track representative segments of the credit default swap market such as North American investment grade, high volatility investment grade, below investment grade, as well as emerging markets, and provide investors with exposure to specific “baskets” of issuers of bonds or loans. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.
Volatility Swaps. The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. For example, to hedge the risk that the value of an asset held by the Fund may fluctuate significantly over the Fund’s period of investment, the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of the asset over a specified time period is greater than a volatility rate agreed at the outset of the swap. Alternatively, if the investment adviser believes that a particular security, currency, index or other financial instrument will demonstrate more (or less) volatility over a period than the market’s general expectation, to seek to increase investment return the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of that underlying instrument over the period is more (or less) than the volatility rate agreed at the outset of the swap.
Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the investment adviser is incorrect in its forecast of volatility for the underlying security, currency, index or other financial instrument that is the subject of the swap. If the investment adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap.
Borrowing and Leverage. The Fund can borrow from banks, as permitted by the Investment Company Act. The Fund also can borrow from banks and other lenders to meet redemption obligations or for temporary and emergency purposes. When the Fund borrows money for investment in other assets, it is using a speculative investment technique known as “leverage,” and changes in the value of the Fund’s investments will have a larger effect on its share price if the investments were acquired using leverage than if the Fund acquired assets without the use of leverage.
Under the Fund’s investment policies, the Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption from that Act that applies to the Fund. Currently, under the Investment Company Act, a mutual fund may borrow only from banks (other than for emergency purposes) and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed), less all liabilities and indebtedness other than borrowings, meaning that the value of those assets must be at least equal to 300% of the amount borrowed. If the value of the Fund’s assets fails to meet this 300% asset coverage requirement, the Fund will reduce the amount of its borrowings within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time and for a disadvantageous price.
The Fund may also borrow up to 5% of its total assets for temporary or emergency purposes from any lender, including a non-bank. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
The Fund will pay interest and may pay other fees in connection with loans. Interest expense and the amount of any other fees incurred by the Fund in connection with loans will raise the overall expenses of the Fund and may reduce its returns. If the Fund does borrow, its expenses will usually be greater than comparable funds that do not borrow. Additionally, if the Fund does borrow the use of leverage will make the Fund’s share prices more sensitive to changes in the value of its assets and thus might cause the Fund’s net asset value per share to fluctuate more than that of funds that do not borrow. Finally, on the maturity date for any loan, the Fund must have sufficient cash available to pay back the lenders the amount borrowed.
The Fund participates in a multi-borrower, unsecured, revolving line of credit along with certain other Oppenheimer funds (the “Line of Credit”) and with a syndicate of banks as lenders. The Line of Credit permits combined borrowings by the Fund and these other Oppenheimer funds of up to a maximum aggregate amount, as negotiated from time to time. Borrowings by the Fund under the Line of Credit may only be used for temporary or emergency purposes, including without limitation, funding of shareholder redemptions, and may not be used for leverage. The Fund’s Board has determined that the Fund’s participation in the Line of Credit is consistent with the Fund’s investment objective and policies and is in the best interests of the Fund and its shareholders.
Under the Line of Credit, interest is charged to the Fund, based on its borrowings, at a floating benchmark rate of interest plus a margin. Additionally, the Fund will pay quarterly its pro rata portion of a loan commitment fee for the Line of Credit,
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and pays an additional fee at each renewal of the facility (which is expected to be annually) to the administrative agent for management and administration of the facility. The Fund can prepay loans and terminate its participation in the Line of Credit at any time upon prior notice to the lenders, however each borrowing under the Line of Credit will have a scheduled maturity of 30 days. As a borrower under the Line of Credit, the Fund has certain rights and remedies under state and federal law comparable to those it would have with respect to a loan from a bank.
Hedging. The Fund can use hedging to attempt to protect against declines in the market value of the Fund’s portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:
•	sell futures contracts,
•	buy puts on futures or on securities, or
•	write covered calls on securities or futures. Covered calls can also be used to increase the Fund’s income, but the Manager does not expect to engage extensively in that practice.
The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
•	buy futures, or
•	buy calls on such futures or on securities.
The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager’s discretion, as described below. The Fund’s strategy of hedging with futures and options on futures will be incidental to the Fund’s activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund’s investment objective and are permissible under applicable regulations governing the Fund.
Futures. The Fund can buy and sell futures contracts that relate to (1) broadly-based bond or other security indices (these are referred to as “financial futures”), (2) commodities (these are referred to as “commodity futures”), (3) debt securities (these are referred to as “interest rate futures”), (4) foreign currencies (these are referred to as “forward contracts”), (5) an individual stock (“single stock futures”), (6) bond indices (these are referred to as “bond index futures”) and (7) volatility index futures (these are referred to as “VIX futures”).
These futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded. No money is paid or received on the purchase or sale of a future. Upon entering into a futures transaction, the purchaser is required to deposit an initial margin payment for the futures commission merchant (the “futures broker”). The initial margin payment will be deposited with the custodian bank in an account, registered in the futures broker’s name, that the futures broker can gain access to only under specified conditions. As the future is marked-to-market (that is, its value on the books is changed to reflect changes in its market value), subsequent margin payments, called variation margin, will be paid to or from the futures broker daily.
At any time prior to expiration of the future, the purchaser may elect to close out its position, at which time a final determination of variation margin is made and any cash in the margin account must be paid or released. The purchaser then realizes any loss or gain on the futures transaction for tax purposes.
Stock Index Futures. A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. The buyer or seller of a stock index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index’s value in response to the changes in the relative values of the underlying stocks that are included in the index over the term of the contract. A stock index cannot be purchased or sold directly.
Forward Contracts. Forward contracts are foreign currency exchange contracts that are used to buy or sell foreign currency for future delivery at a fixed price. They are discussed below in the section “Buying and Selling Options on Foreign Currencies.”
Single Stock Futures. A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security of an issuer to settle the futures transaction. Either party may also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, and contracts are typically not transferable between the exchanges.
Bond Index Futures. Bond index futures are contracts based on the future value of a basket of fixed-income securities that comprise the index. The seller or buyer of a bond index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index’s value in response to the changes in the values of the fixed-income securities that are included in the index over the term of the contract. A bond index cannot be purchased or sold directly.
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Interest Rate Futures. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.
Commodity Futures. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.
Volatility Index (VIX) Futures. A VIX future references a particular market volatility index (each a “VIX Index”), which measures market expectations of near-term volatility in the value of a specified equity index (such as the S&P 500) conveyed by prices of options on that equity index. The buyer or seller of a VIX future is obligated to pay cash to settle the transaction at maturity, based on the change in the VIX Index’s value in response to the changes in the values of put and call options on the related stock index over the term of the futures contract. No delivery of the underlying options is made to settle the futures contract. A VIX Index cannot be purchased or sold directly.
Put and Call Options. Put options (sometimes referred to as “puts”) give the holder the right to sell an asset for an agreed-upon price. Call options (sometimes referred to as “calls”) give the holder the right to buy an asset at an agreed-upon price.
The Fund may use options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund’s investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund’s Prospectus or this SAI.
Selling Covered Call Options. If the Fund sells (“writes”) a call option, it must be “covered.” That means that while the call option is outstanding, the Fund must either own the security subject to the call, or, for certain types of call options, identify liquid assets on its books that would enable it to fulfill its obligations if the option were exercised.
A call option on a security is an agreement by the seller to sell an underlying security to the call purchaser at a fixed price (the “exercise price”) regardless of changes in the market price of that security during a call period. Call options are sold for a cash payment (a premium). The exercise price is usually higher than the price of the security at the time the call is sold. The seller bears the risk that the price of the underlying security may increase during the call period, requiring it to sell the security for less than the market value at the time. That risk may be offset to some extent by the premium the seller receives. If the market value of the security does not rise above the exercise price during the call period, the call generally will not be exercised. In that case the seller realizes a profit from the cash premium it received. Any such profits earned by the Fund are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed to shareholders.
A call on a securities index is also sold for a cash premium. If the buyer exercises an index call option, the seller is required to pay an amount equal to the difference between the market value of the index and the exercise price, multiplied by a specified factor. If the value of the underlying index does not rise above the call price, it is unlikely that the call will be exercised. In that case the seller would keep the cash premium without being obligated to make any payments to the purchaser of the call.
The Fund’s custodian bank, or a securities depository acting for the custodian bank, may act through the Options Clearing Corporation as the escrow agent for securities that are subject to a call option the Fund has sold. The Options Clearing Corporation will only release those securities when the call option expires or when the Fund enters into a closing transaction. No margin is required for those transactions.
When the Fund sells an over-the-counter (“OTC”) call option, it will typically enter into an arrangement with a securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the amount that the option is “in the money”).
To terminate its obligation on an OTC call it has written, the Fund can purchase a corresponding call in a “closing purchase transaction.” If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised. The Fund will realize a profit or loss, depending upon whether the premium received on the call is more or less than the amount of the option transaction costs and the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain both the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed by the Fund.
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A call on a futures contract may be sold without owning the futures contract or securities deliverable under the contract. To do so, at the time the call must be covered by identifying an equivalent dollar amount of liquid assets. If the value of the segregated assets drops below 100% of the current value of the future, additional liquid assets must be identified. Because of this requirement, in no circumstances would an exercise notice as to that future require delivery on a futures contract. It would simply create a short futures position, which is permitted by applicable hedging policies.
Selling Put Options. A put option on a security or a securities index gives the purchaser the right, during the option period, to sell the underlying investment to the seller at the exercise price. When selling (writing) a put option on a security, the option must be covered by the Fund by identifying liquid assets with a value equal to or greater than the exercise price of the put option, to secure the obligation. In this case the Fund forgoes the opportunity to invest, sell or write calls against the identified assets.
The seller of a put is obligated to buy the underlying investment at the exercise price even if the market value of the investment falls below that price. If the price of the underlying investment remains higher than the exercise price, it is unlikely that a put option would be exercised. If a put option is not exercised, the seller would realize a gain of the amount of the premium received less the transaction costs incurred. If the put is exercised, the exercise price will usually exceed the market value of the underlying investment at that time. In that case, the seller could incur a loss. If the underlying investment is resold at that time, the loss would be equal to the exercise price and any transaction costs minus the amount of the premium received and the amount the seller received from the resale of the underlying investment. Settlement of a put on an index is in cash rather than by delivery of the underlying investment. Any profits earned by the Fund from writing put options are considered short-term capital gains for federal income tax purposes, and are taxable as ordinary income when distributed to shareholders.
Purchasing Call Options. A call option may be purchased by the Fund to seek to benefit from an anticipated rise in a particular security or in a securities index. The purchaser pays a premium for a call option. The purchaser then has the right to buy the underlying investment during the call period at a fixed exercise price. The purchaser benefits only if, during the call period, the market price of the underlying investment rises above the exercise price plus the transaction costs and the premium paid for the call or if the call option is resold at a profit. If the purchaser does not exercise the call option or resell it (whether or not at a profit), the option becomes worthless on its expiration date. In that case the purchaser will have lost the amount it paid as a premium and not realized any gain on the transaction.
Settlement of a call on an index is in cash rather than by delivery of the underlying investment. Gain or loss on the transaction would depend on changes to the prices of the securities that make up the index.
Purchasing Put Options. A put on a security or securities index may be purchased by the Fund to attempt to protect against a decline (below the exercise price) in the value of the underlying investment. The purchaser pays a premium for the right to sell the underlying investment at a fixed exercise price during the put period. If the market price of the underlying investment remains above or equal to the exercise price, the put will generally not be exercised or resold and will become worthless on the expiration date. In that case the purchaser will have lost the amount it paid as a premium and not realize any benefit from the right to sell the underlying investment. If the purchaser resells a put prior to its expiration date, it may or may not realize a profit on that sale.
A put may also be purchased on an investment the buyer does not own. That would permit the purchaser to resell the put or to buy the underlying investment and sell it at the exercise price. If the market price of the underlying investment remains above or equal to the exercise price, the put would generally not be exercised and would become worthless on its expiration date.
Settlement of a put on a securities index is in cash rather than by delivery of the underlying investment. Gain or loss on the transaction would depend on the changes to the prices of the securities that make up the index.
The Fund may also buy a put on an investment it does not own. That would permit the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. If the market price of the underlying investment remains above or equal to the exercise price, the put would not be exercised and would become worthless on its expiration date.
Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Fund uses a hedging instrument at the wrong time or if market conditions are judged incorrectly, hedging strategies may reduce the Fund’s return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments. The Fund’s option activities may affect its costs.
The Fund’s option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund’s control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.
The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative
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basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund’s net asset value being more sensitive to changes in the value of the underlying investment.
If a covered call written by the Fund is exercised on an investment that has increased in value above the call price, the Fund will be required to sell the investment at the call price. Consequently, the Fund will not realize any additional appreciation on the investment once its value increases above the call price.
An exchange traded option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.
There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund’s portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund’s securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the Fund’s portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.
The risk of imperfect correlation increases as the composition of the Fund’s portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.
The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.
Buying and Selling Options on Foreign Currencies. Put and call options on foreign currencies include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or that are quoted by major recognized dealers in such options. The Fund can buy and sell exchange-traded and over-the-counter put options and call options on foreign currencies. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.
If the investment adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the investment adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund’s position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.
A call the Fund writes on a foreign currency is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.
The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a “cross-hedging” strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund’s custodian bank.
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Foreign Currency Forward Contracts. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to “lock in” the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases. Forward contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.
Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.
The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.
When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a “transaction hedge.” The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.
The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a “position hedge.” When the Fund believes that foreign currency might a substantial decline against the U.S. dollar, it could into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a “cross hedge.”
The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Fund’s commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund’s portfolio securities or other assets denominated in foreign currencies if the excess amount is “covered” by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.
As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.
The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases, the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the “spot” (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.
The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs. The use of forward contracts in this manner might reduce the Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.
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At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.
The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.
Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.
Investments in Other Investment Companies. The Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies can include open-end funds, closed-end funds, business development companies and unit investment trusts. Exchange-traded funds (ETFs), which are typically open-end funds or unit investment trusts, are listed on a stock exchange. These investments may provide a way to gain exposure to segments of the equity or fixed-income markets represented by the ETF’s portfolio at times when it is not possible to buy those portfolio securities directly, or may be used in order to equitize cash positions.
Investing in another investment company may involve paying a substantial premium above the value of that investment company’s portfolio securities. The Fund does not intend to invest in other investment companies unless the investment adviser believes that the potential benefits of an investment justify the expenses. As a shareholder of an investment company, the Fund would be subject to its ratable share of that company’s expenses, including its advisory and administration expenses. Investments in other investment companies are subject to limits set forth in the Investment Company Act.
Risks of Investing in ETFs. As a shareholder of an ETF, the Fund would be subject to its ratable share of an ETF’s expenses, including its advisory and administration expenses. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. Because ETFs are listed on national stock exchanges and traded like stocks listed on an exchange, shares of ETFs potentially may trade at a discount or a premium to their net asset value. An active trading market for an ETF’s shares may not develop or be maintained. Additionally, market trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Furthermore, investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.
Investment in Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals (“Gold ETFs”). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.
Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in the Fund’s prospectus and this SAI, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in the Fund’s prospectus and in this SAI to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
The Subsidiary is not registered under the Investment Company Act and is not subject to its investor protections, except as noted in the Fund’s prospectus or this SAI. The Fund, as the sole shareholder of the Subsidiary, does not have all of the protections offered by the Investment Company Act. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take action contrary to the interests of the Fund or its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its expected investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary’s portfolio, the Manager and Sub-Adviser are subject to the same investment policies and restrictions that apply to the management of the Fund,
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and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary.
Changes in the laws of the United States (where the Fund is organized) and/or the Cayman Islands (where the Subsidiary is incorporated), could prevent the Fund and/or the Subsidiary from operating as described in the Fund’s prospectus and this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
For information about the tax treatment of the Subsidiary and its investments, please refer to “Distributions and Taxes - Tax Considerations with Respect to the Subsidiary.”
Real Estate Mortgage Investment Conduits (“REMICs”). REMICs are pools of mortgage loans in which the interest and principal payments from mortgages are structured into separately traded securities. REMICs meet certain qualifications under the Internal Revenue Code that allow them to be exempt from taxation at the entity level, although the income from a REMIC is taxable to investors. REMICs may invest only in “qualified mortgages” and “permitted investments.” Qualified mortgage include single family or multifamily mortgages, commercial mortgages, second mortgages, mortgage participations, and federal agency pass-through securities. Permitted investments include cash flow investments, qualified reserve assets, and foreclosure property. If a REMIC loses its exempt tax status, it is permanently lost.
REMICs issue pass-through certificates, multiclass bonds or other securities to investors. The different classes of interests in a REMIC may have different maturities and different risks. REMIC interests are structured in classes of “regular interests” and a single “residual interest” class. REMICs may have any number of classes of regular interests with different servicing priorities and varying maturity dates. The different classes are assigned a coupon (fixed, floating, or zero interest rate) and include other terms regarding payments to the investors.
REMICs are subject to the market risks of mortgage related securities. In addition, the allowable activities for REMICs are generally limited to holding a fixed pool of mortgages and distributing payments currently to investors and transactions that are considered to be prohibited activities are subject to a penalty tax of 100%. REMICs have no minimum equity requirements and REMICs may sell all of their assets without retaining any to meet collateralization requirements.
Asset Coverage for Certain Investments and Trading Practices. The Fund will segregate with its custodian or otherwise designate on its books and records liquid assets in an amount the Fund believes to be adequate to ensure that it has sufficient liquid assets to meet its obligations under its derivatives contracts, or the Fund may enter into an offsetting position to “cover” its obligations with respect to such transactions. Depending upon the contractual terms of the derivatives instrument, the customary settlement practice associated with the derivative instrument and the instrument’s liquidity, among other things, the amounts that are segregated or designated may be based on the notional (or contract) amount of the derivative or on the daily mark-to-market obligation under the derivatives contract. These amounts may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. With respect to less liquid derivative instruments (or in other situations in which the Sub-Adviser believes it necessary), the Fund may segregate amounts in addition to the amounts described above. By segregating or designating liquid assets equal to only the mark-to-market obligation under a derivatives contract, the Fund will have the ability to utilize these instruments to a greater extent than if the Fund segregated or designated liquid assets equal to the full market value of the underlying asset or the notional (or contract) amount of the instrument.
In certain circumstances, the Fund may enter into an offsetting position rather than segregating or designating liquid assets (e.g., the Fund may “cover” a written put option with a purchased put option with the same or higher exercise price). Although the Sub-Adviser will attempt to ensure that the Fund has sufficient liquid assets to meet its obligations under its derivative contracts, it is possible that the Fund’s liquid assets may be insufficient to support such obligations under its derivatives positions.
Segregating or designating a large percentage of the Fund’s liquid assets could impede the Sub-Adviser’s ability to manage the Fund’s portfolio. The Fund may modify its asset segregation policies from time to time.
Regulatory Aspects of Derivatives and Hedging Instruments. As a result of amendments to rules under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), the Manager must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a “commodity pool operator” (“CPO”) with respect to the Fund, and be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.
Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC. Under the amended rules, an exemption from registration as a CPO may be claimed only if the registered investment company uses futures contracts, options on such futures, commodity options and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.
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Consistent with the Fund’s principal investment strategy, the Manager intends to maintain the flexibility to utilize futures contracts, options on such futures, commodity options and certain swaps for non-bona fide hedging purposes beyond the de minimis amounts provided under the CFTC rules. As such, the Fund does not qualify for the Rule 4.5 exemption under CFTC rules. Therefore, the Manager (as a registered CPO with respect to the Fund), will be required to comply with the CFTC disclosure, reporting and recordkeeping requirements with respect to its management of the Fund.
Financial reform legislation that is currently being implemented imposes execution and clearing requirements on certain types of over-the-counter derivatives, among other things. In a cleared derivatives transaction, the Fund’s ultimate counterparty is a clearing organization, or clearinghouse, rather than a bank or broker. The Fund will enter into cleared derivatives transactions with an executing broker. Such transactions then will be submitted for clearing and, if cleared, will be held in accounts at regulated futures commission merchants that are members of the applicable clearinghouse. In contrast to bilateral derivatives transactions are submitted for clearing to clearinghouses immediately following execution of the agreement. Clearinghouses and the members of such clearinghouses generally can require termination of existing cleared derivatives transactions at any time, and can also require increases in margin above the margin that was required at the beginning of a transaction.
The Fund is also subject to the risk that, after entering into a cleared derivatives transaction, no futures commission merchant or clearinghouse is willing or able to clear the transaction on the Fund’s behalf. In such an event, the Fund might have to pay a termination amount to the executing broker. Further, the assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s futures commission merchant or the clearinghouse, because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the futures commission merchant’s customers. Also, the Fund is subject to the risk that the futures commission merchant will use the Fund’s assets, which are held in an omnibus account with assets belonging to the futures commission merchant’s other customers, to satisfy payment obligations of a defaulting customer of the futures commission merchant to the clearinghouse. In addition, futures commission merchants generally provide to the clearinghouse the net amount of variation margin required for cleared derivatives for all customers in the aggregate, rather than the gross amount for each customer. The Fund is therefore subject to the risk that a clearinghouse will not make variation margin payments owed to the Fund if another customer of the futures commission merchant has suffered a loss and is in default. In cleared derivatives transactions, the Fund is also required to post initial as well as variation margin, thus increasing the cost of transacting in this type of instrument.
The ultimate impact of the financial reform legislation and related regulations remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions.
Tax Aspects of Certain Derivatives and Hedging Instruments. Futures contracts, non-equity options (as defined in the Internal Revenue Code) and certain foreign currency exchange contracts are treated as “Section 1256 contracts” under the Internal Revenue Code. In general, gains or losses from Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Internal Revenue Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are marked-to-market, and unrealized gains or losses are treated as though they were realized. These contracts also are marked-to-market for purposes of determining the excise tax potentially applicable to the Fund and for other purposes under rules prescribed pursuant to the Internal Revenue Code.
Certain forward contracts and other derivatives may result in “straddles” for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized on those positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.
Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
1.	gains or losses attributable to fluctuations in exchange rates that occur between the time interest or other receivables denominated in a foreign currency are accrued or expenses or other liabilities denominated in a foreign currency are accrued and the time the Fund actually collects such receivables or pays such liabilities, and
2.	gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.
Currency gains and losses are offset against market gains and losses on each trade before determining a net “Section 988” gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of investment income available for distribution to shareholders.
When-Issued and Delayed-Delivery Transactions. “When-issued” and “delayed-delivery” are terms that refer to securities whose documentation is available, and for which a market exists, but which are not available for immediate delivery to a purchaser. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction with payment and delivery of the security made at a later date. During the period between purchase and
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settlement, the buyer makes no payment to the issuer (or seller) of the security and no interest accrues to the buyer from the investment. Purchases on that basis are made when it is anticipated that the price at the time of the transaction is lower than the price will be at the time of delivery.
The securities are subject to change in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the purchase price. If the value of the security declines below the purchase price, the transaction may lose money.
The buyer relies on the other party to complete the when-issued or delayed-delivery transactions. The buyer will bear the risk that a security purchased on a when-issued or delayed-delivery basis may not be issued or may not be delivered as agreed. A failure to do so may cause the loss of an opportunity to obtain the security at an advantageous price or yield.
When-issued and delayed-delivery transactions can be used as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, if rising interest rates or falling prices are anticipated, a portfolio security may be sold on a delayed-delivery basis to attempt to limit exposure to those occurrences. In periods of falling interest rates and rising prices, a purchase of securities on a when-issued or delayed-delivery basis may be used to obtain the benefit of currently higher cash yields.
The Fund engages in when-issued and delayed-delivery transactions for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to receive delivery, it may incur a gain or loss.
At the time of the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, the Fund records the transaction on its books and reflects the value of the security purchased in determining its net asset value. It also identifies liquid assets on its books at least equal to the amount of the purchase commitment until it pays for the investment. In a sale transaction, it records the proceeds to be received.
Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the policies and procedures established by the Board, the investment adviser determines the liquidity of portfolio investments. The holdings of illiquid and restricted securities are monitored on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Among the types of illiquid securities are repurchase agreements maturing in more than seven days. Liquidity may dissipate at any time and there can be no assurance that the investment adviser’s liquidity determinations will be correct or that a reduction in liquidity will not occur between the time such determination is made and an event prompting the Fund to sell a security.
Restricted securities acquired through private placements have contractual restrictions on their public resale that might limit the ability to value or to dispose of the securities and might lower the price that could be realized on a sale. To sell a restricted security that is not registered under applicable securities laws, the security might need to be registered. The expense of registering restricted securities may be negotiated with the issuer at the time of purchase. If the securities must be registered in order to be sold, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered. There is a risk of downward price fluctuation during that period.
Limitations that apply to purchases of restricted securities do not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Fund under its policies and procedures. Those policies and procedures take into account the trading activity for the securities, among other factors. If there is a lack of trading interest in a particular Rule 144A security, holdings of that security may be considered to be illiquid.
Portfolio Turnover. “Portfolio turnover” describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year to purchase securities, its portfolio turnover rate would have been 100%. The portfolio turnover rate will fluctuate from year to year.
Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which could reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid Fund-level income and excise taxes under the Internal Revenue Code.
Other Investments and Investment Strategies
In seeking its investment objective, the Fund from time to time can employ the types of investment strategies and investments described below. The Fund is not required to use all of these strategies at all times, and at times may not use them.
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Short Sales. The Fund may make short sales of securities, either as a hedge against the potential decline in value of a security that the Fund owns (a “covered short”) or to realize appreciation when a security that the Fund does not own declines in value (a “naked short”). To effect a short sale, the Fund will borrow the security that it desires to short from a broker and then sell the security. While the Fund is borrowing the security, it will generally pay a fee to the lending broker and reimburse the broker for any dividends or other income paid on the security. Additionally, regulations require that the Fund provide collateral to the lending broker to secure its obligation to return the borrowed security. Making short sales in securities that it does not own exposes the Fund to risks associated with those securities. If the Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes the short position. The Fund will realize a gain if the security declines in price between those dates and that decline is greater than the costs of borrowing the security and transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold short and may, theoretically, be unlimited. Additionally, a lending broker may request, or market conditions may dictate, that securities sold short be returned to the broker on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s short selling strategies may limit its ability to fully benefit from increases in the securities markets.
The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to asset coverage of short sales. These guidelines may, in certain instances, require earmarking or segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund’s obligations with respect to a short sale are not otherwise “covered” through ownership of the underlying security or by other means consistent with applicable regulatory policies. Earmarking or otherwise segregating a large percentage of the Fund’s assets could impede the Sub-Adviser’s ability to manage the Fund’s portfolio.
Real Estate Investment Trusts (REITs). REITs are entities that sell shares to investors and use the proceeds to invest in real estate. A REIT can focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.
To the extent that a REIT focuses on a particular project, sector of the real estate market or geographic region, its share price will be affected by economic and political events affecting that project, sector or geographic region. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.
Inverse Floaters. The Fund may invest in inverse floaters to seek greater income and total return. Inverse floaters, under ordinary circumstances, offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax-exempt interest rates. During periods of rising interest rates, the market values of inverse floaters will tend to decline more quickly than those of fixed rate securities. However, as long as the municipal yield curve remains positively sloped (meaning short-term interest rates are lower than long-term interest rates), buyers of inverse floaters will have the opportunity to earn interest at above market rates. If the yield curve flattens or becomes negatively sloped, the yield advantage offered by an inverse floater will diminish (or disappear).
An inverse floater is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as the “inverse floater”) to the Fund. The proceeds of the sale of the bond by the Fund remaining after it buys the inverse floater can be used for any purpose. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
The Fund may also purchase an inverse floater created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust.
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Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater.
Typically, the terms of an inverse floater grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floater and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floater or (ii) a principal amount of the inverse floater held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
The Fund’s investments in inverse floaters involve certain risks. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage is reduced or eliminated. All inverse floaters entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities and the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities relative to the par value of the underlying municipal bond) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than an inverse floater with a lower degree of leverage. Changes in the value of an inverse floater will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floater to changes in interest rates and to the market value of the underlying municipal bond. An inverse floater can be expected to underperform fixed-rate municipal bonds when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floater, with the holder of the inverse floater (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that holders of the short-term floating rates securities receive the purchase price for their securities in connection with such termination of the Trust, in which instance the Fund may have an obligation to reimburse the liquidity provider, as described below). The sale of the underlying bond following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.
Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floater, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser
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monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floaters, if it deems it appropriate to do so.
When the Fund creates an inverse floater in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floater on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. As mentioned above, the Fund may also purchase an inverse floater created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floater related to such transaction on its Statement of Investments and interest on the security is recorded as investment income on the Fund’s Statement of Operations.
Senior Loans and Other Loans. Among other debt securities described elsewhere in this SAI, the Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans” in this SAI. Loans typically are arranged through private negotiations between a borrower and one or more financial institutions (“Lenders”). Usually the Lenders are represented by an agent (“Agent”), which usually is one of the Lenders. The borrowers may use the proceeds of loans to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings, or for other purposes.
Agents typically are commercial or investment banks that originate loans and invite other parties to join the lending syndicate. In larger transactions, it is common to have several Agents. However, only one Agent usually has primary responsibility for documentation and administration of the loan. Agents are normally paid fees by the borrower for their services. While the Fund can serve as the Agent or co-agent for a loan, the Fund currently does not intend to act as an Agent or co-Agent. Agents, acting on behalf of the Lenders, generally are primarily responsible for negotiating the loan agreement, which establishes the terms and conditions of the loan and the rights of the borrower and the Lenders. The Fund will rely on Agents to collect payments of principal and interest on a loan. The Fund also will rely in part on Agents to monitor compliance by the borrower with the restrictive covenants in the loan agreement and to notify the Fund (or the Lender from whom the Fund has purchased a participation) of any adverse change in the borrower’s financial condition.
Loans may be secured or unsecured. Where a loan is secured, Agents usually monitor the adequacy of assets that collateralize loans. In reliance upon the opinions of their legal counsel, Agents generally are also responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing loans, if any.
Financial difficulties of Agents can pose a risk to the Fund. If an Agent for a particular loan becomes insolvent, the Fund could incur losses in connection with its investment in that loan. An Agent could declare bankruptcy, and a regulatory authority could appoint a receiver or conservator. Should this occur, the assets that the Agent holds under the loan agreement, if any, should continue to be available to the Lenders, including the Fund. A regulator or a court, however, might determine that any such assets are subject to the claims of the Agent’s general or secured creditors. If that occurs, the Fund might incur costs and delays in realizing final payment on a loan, or the Fund might suffer a loss of principal or interest. The Fund may be subject to similar risks when it buys a participation interest in a loan. Most participations purchased by the Fund are structured to be “true sales” of the underlying loan, in which case the loan should not be included in the bankruptcy estate of the participation seller. However, a court might determine that the participation was not in fact a “true sale”, in which case the Fund would be a general unsecured creditor of the participation seller.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original Lender; the Fund may invest directly in a loan by purchasing a loan by an assignment from the Agent or other Lender; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan from an Agent or other Lender. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is discussed elsewhere in this SAI.
•	Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan. When the Fund is an original lender, it will have a direct contractual relationship with the borrower and will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal or interest.
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•	Assignments. The Fund may also purchase a loan by assignment. When the Fund purchases a loan by assignment, it typically succeeds to whatever rights and obligations the assigning lender had under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally.
•	Participation Interests. These investments represent an undivided, indirect interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan, or are members of the loan syndicate. The participation seller remains as lender of record, and continues to face the borrower, the agent, and the other parties to the loan agreement, while the Fund generally acquires beneficial ownership of the loan. Participation interests are subject to the ongoing counterparty risk of the participation seller (and, in certain circumstances, such seller’s credit risk) as well as the credit risk of the borrower.
While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Sub-Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. In many instances, borrowers may offer to furnish material, non-public information to existing and prospective investors in the issuer’s loans. The Sub-Adviser’s decision not to receive material, non-public information may place the Sub-Adviser at a disadvantage relative to other investors in loans (such as by having an adverse effect on the price the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, the Sub-Adviser’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that the Sub-Adviser’s decision not to receive material, non-public information under normal circumstances could adversely affect the Fund’s investment performance.
Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, the Sub-Adviser may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. Possession of such information may in some instances occur despite the Sub-Adviser’s efforts to avoid such possession, but in other instances the Sub-Adviser may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). The Sub-Adviser’s ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Sub-Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Participation interests involve risks for the Fund. Participation interests are primarily dependent upon the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. In buying a participation interest, however, the Fund assumes both the credit risk of the borrower and the counterparty risk of the Lender selling the participation interest. As with an assignment or a loan originated by the Fund, there is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund’s income may be reduced and the value of the investment in the participation interest might also decline. Further, the seller of the participation interest will have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives from the borrower. In addition, if the seller of the participation interest fails to perform its obligations, purchasers might incur costs and delays in realizing payment and suffer a loss of principal and/or interest, including in cases where the borrower may have performed its obligation to the Lender that issued the participation (e.g., if the participation seller fails to pass along to the Fund payments received from the borrower). Although most participation interests purchased by the Fund are structured to cause the Fund to become beneficial owner of the relevant loans, and therefore avoid this outcome, if a Lender that sells the Fund a participation interest becomes insolvent, the Fund may be treated as a general creditor of the Lender. As a general creditor, the Fund will have to share the proceeds of the loan with any other creditors of the Lender. The Fund will acquire a participation interest only if the investment adviser determines that the Lender (or other intermediary Participant) selling the participation interest is creditworthy.
The Fund’s rights under a participation interest with respect to a particular loan may be more limited than the rights of original Lenders or of investors who acquire an assignment of that loan. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the participation interest and only when the Lender receives the payments from the borrower. In purchasing participation interests, the Fund will usually have a contractual relationship only with the selling institution and not the underlying borrower. The Fund generally will have no right directly to enforce compliance by the borrower with the terms of the related loan agreement, nor will the Fund necessarily have the right to object to certain changes to the loan agreement agreed to by the selling institution.
If the Fund buys a participation interest in a loan, the Fund may be subject to any rights of set-off the borrower has against the selling institution (although recourse to the selling institution may be available in the event of any such set-off). In the event of bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the loan may be subject to certain defenses that can be asserted by the borrower as a result of any improper conduct of the Lender selling the
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participation (although recourse to the Lender may be available). As a result, the Fund may be subject to delays, expenses and risks that are greater than those that exist when the Fund is an original Lender or assignee, and therefore a participation may be relatively illiquid as compared to a direct investment in a loan because of a smaller universe of investors who are willing to assume these additional risks present in a participation.
Fees. The Fund may be required to pay and may receive various fees and commissions in connection with purchasing, selling and holding interests in loans. Borrowers typically pay three kinds of fees to Lenders: facility fees (which may be structured as original issue discount) when a loan is originated; commitment fees on an ongoing basis based on the unused portion of a loan commitment; and prepayment penalties when a borrower prepays a loan.
The Fund receives these fees directly from the borrower if the Fund is an original Lender or, in the case of commitment fees and prepayment penalties, if the Fund acquires an assignment. Whether the Fund receives a facility fee in the case of an assignment or participation interest depends on negotiations between the Fund and the Lender selling the interests.
When the Fund buys an assignment or a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment or the participant. Occasionally, the selling lender pays a fee to the assignee or the participant. If the Fund assigns a loan or sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, in the case of an assignment, the Fund may be required to pay a transfer fee to the lending agent. If the Fund sells a participation interest, the Fund may be required to pay a transfer fee to the Lender that holds the nominal interest in the loan.
Interest Rate Benchmarks for Floating Rate Loans. Interest rates on floating rate loans adjust periodically based on a benchmark rate plus a premium or spread over the benchmark rate. The benchmark rate usually is the Prime Rate, LIBOR, the Federal Reserve federal funds rate, or other base lending rates used by commercial lenders (each as defined in the applicable loan agreement).
•	The Prime Rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank’s lowest available rate.
•	LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on deposits in a particular currency. Because Senior Loans are U.S. dollar denominated, any applicable LIBOR rate for Senior Loans would be in respect of U.S. dollar deposits. The market views changes in short-term LIBOR rates as closely related to changes in the Federal Reserve federal funds rate, although the two are not officially related.
•	The Federal Reserve federal funds rate is the rate that the Federal Reserve Bank charges member banks for borrowing money.
The interest rate on Prime Rate-based loans floats daily as the Prime Rate changes, while the interest rate on LIBOR based loans is reset periodically, typically between 30 days and one year. Quarterly interest periods are most common for floating rate loans in which the Fund invests. Certain floating or variable rate loans may permit the borrower to select an interest rate reset period of up to one year (although interest periods longer than six months will often require lender consent). Investing in loans with longer interest rate reset periods or fixed interest rates may increase fluctuations in the Fund’s net asset value as a result of changes in market interest rates: falling short-term floating interest rates tend to decrease the income payable to the Fund on its floating rate loan investments, and rising short-term floating interest rates tend to increase that income. However, the Fund may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swaps or total return swap transactions. The Fund also will attempt to maintain a dollar-weighted average time period to the next interest rate adjustment of 90 days or less for its portfolio of floating rate loans. Nevertheless, changes in interest rates can affect the value of the Fund’s floating rate loans, especially if rates change sharply in a short period, because the resets of the interest rates on the underlying portfolio of floating rate loans occur periodically and will not all happen simultaneously with changes in prevailing rates.
Floating rate loans are generally structured so that borrowers pay higher margins when they elect LIBOR-based borrower options. This permits lenders to obtain generally consistent yields on floating rate loans, regardless of whether borrowers select the LIBOR-based options or the Prime-based option. In market conditions where the differential between the lower LIBOR base rates and the higher Prime Rate base rates prevailing in the commercial bank markets has widened to the point that the higher margins paid by borrowers for LIBOR based pricing options do not compensate for the differential between the Prime Rate and the LIBOR base rates, borrowers may select the LIBOR-based pricing option, resulting in a yield on floating rate loans that is consistently lower than the yield available from the Prime Rate-based pricing option. In sustained periods of such market conditions, this tendency will significantly limit the ability of the Fund to achieve a net return to shareholders that consistently approximates the average published Prime Rate of leading U.S. banks. The Sub-Adviser cannot predict the occurrence of these conditions nor their duration in the event they do occur.
In addition, in market conditions where short term interest rates are particularly low, certain floating rate loans may be issued with a feature that prevents the relevant benchmark rate from adjusting below a specified minimum level. This is achieved by defining a “floor” to the benchmark rate, so that if downward market movements of the benchmark rate would, absent this feature, cause the benchmark rate to fall below the floor, with this feature, the benchmark rates of these floating rate loans become fixed at the applicable minimum floor level until short term interest rates (and therefore
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the benchmark rate) rise above that level. Although this feature is intended to result in these floating rate loans yielding more than they otherwise would when short term interest rates are low, the feature might also result in the secondary market prices of these floating rate loans becoming more sensitive to changes in interest rates should short term interest rates rise.
The Fund may invest in loans having a fixed rate of interest, however it is unlikely to do so given fixed rate loans are uncommon in the loan market generally.
Prepayment Risk and Loans. Loans typically have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of a loan may be considerably less than its stated maturity. The reinvestment by the Fund of the proceeds of prepaid loans could result in a reduction of income to the Fund in falling interest rate environments. Prepayment penalty fees that may be assessed in some cases may help offset the loss of income to the Fund in those cases.
Subordination. Senior loans generally hold the most senior position in a borrower’s capital structure. Borrowers generally are required contractually to pay the holders of senior loans before they pay the holders of corporate bonds or subordinated debt and preferred or common stockholders. Lenders obtain priority liens that typically provide the first right to cash flows or proceeds from the sale of a borrower’s collateral, if any, if the borrower becomes insolvent. That right is subject to the limitations of bankruptcy law, which may provide higher priority to certain other claims such as, for example, employee salaries, employee pensions and taxes. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. This means that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. Intercreditor arrangements that are often present where a loan has first and second lien positions typically include ‘standstill’ provisions whereby the enforcement rights of second lien creditors are restricted in favor of the first lien creditors’ rights and give the first lien creditors the right to accept or reject any restructuring plans in the event of the default or insolvency of the borrower. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans, like other debt obligations, are subject to the risk of the borrower’s non-payment of scheduled interest and/or principal. While certain of the Fund’s investments in loans may be secured by collateral that the investment adviser believes to be equal to or in excess of the principal amount of the loan at the time of investment, there can be no assurance that the liquidation of such collateral, if any, would satisfy the borrower’s obligations in the event of non-payment of scheduled interest or principal payments, or that the collateral could be readily liquidated. In the event of a borrower’s bankruptcy, the Fund could experience delays or limitations in its ability to realize the benefits of collateral securing a loan.
For the loans in which the Fund invests that are secured by collateral, that collateral may include the borrower’s tangible assets, such as cash, accounts receivable, inventory, real estate, buildings and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees or other credit support as a form security. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy in full a borrower’s obligations under a loan. If the collateral consists of stock of the borrower or its subsidiaries or affiliates, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss.
Generally, the Agent for a particular loan is responsible for monitoring collateral and for exercising remedies available to the Lenders such as foreclosure upon collateral in the event of the borrower’s default. However, the Agent will usually only be liable for its gross negligence or willful misconduct, and not for ordinary negligence. In certain circumstances, the loan agreement may authorize the Agent to liquidate the collateral and to distribute the liquidation proceeds pro rata among the lenders. The Fund may also invest in loans that are not secured by collateral. Unsecured loans involve additional risk because the lenders are general unsecured creditors of the borrower and any secured creditors may have prior rights of recourse to the assets of the borrower, and the assets of the borrower may be insufficient to satisfy in full all obligations owed to its creditors.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
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The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund. For example:
•	Other creditors might convince the court to set aside a loan or the collateralization of the loan as a “fraudulent conveyance” or “preferential transfer.” In that event, the court could recover from the Fund the interest and principal payments that the borrower made before becoming insolvent. There can be no assurance that the Fund would be able to prevent that recapture.
•	A bankruptcy court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled.
•	The court might discharge the amount of the loan that exceeds the value of the collateral or assets to which the lenders have recourse.
•	The court could subordinate the Fund’s rights to the rights of other creditors of the borrower under applicable law.
Borrower Covenants and Lender Rights. Loan agreements generally have contractual terms designed to protect Lenders. Loan agreements often include restrictive covenants that limit the activities of the borrower. A restrictive covenant is a promise by the borrower not to take certain actions that might impair the rights of Lenders. Those covenants typically require the scheduled payment of interest and principal and may include restrictions on dividend payments and other distributions to the borrower’s shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on the borrower’s total debt. In addition, a covenant may require the borrower to prepay the loan or debt obligation with any excess cash flow, proceeds of asset sales or casualty insurance, or other available cash. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after the expiration of any cure period) in a loan agreement that is not waived by the Agent and the Lenders normally is an event of default, permitting acceleration of the loan. This means that the Agent has the right to demand immediate repayment in full of the outstanding loan. If a loan is not paid when due, or if upon acceleration of a loan, the borrower fails to repay principal and accrued (but unpaid) interest in full, this failure may result in a reduction in value of the loan (and possibly the Fund’s net asset value).
Lenders typically have certain voting and consent rights under a loan agreement. Action subject to a Lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of a loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or releasing collateral for the loan, frequently requires the unanimous vote or consent of all Lenders affected.
If the Fund is not a direct lender under the loan because it has invested via a participation, derivative or other indirect means, the Fund may not be entitled to exercise some or all of the Lender rights described in this section.
Delayed Draw Loans. The Fund may have obligations under a loan agreement to make disbursements of loans after the initial disbursement in certain circumstances, for example if the loan was partially “unfunded” at the time the Fund invested or if there otherwise is an ongoing commitment from the lenders to disburse further loans. The Fund intends to establish a reserve against such contingent obligations by identifying on its books cash or other liquid assets. The Fund will not purchase a loan that would require the Fund to make additional loans if as a result of that purchase all of the Fund’s additional loan commitments in the aggregate would cause the Fund to fail to meet any applicable asset segregation requirements.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans, including via participation, take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase.
This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
The Loan Syndications and Trading Association (the “LSTA”) has promulgated a “delay compensation” provision in its standard loan documentation that mitigates the direct risk of permanently losing interest payments as a result of delayed settlement by causing interest to begin to accrue for the buyer’s account after the seventh business day following the
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trade date (for distressed trades, the twentieth business day). However, this does not mitigate the other risks of delayed settlement. In addition, the mechanism itself can result in opportunistic behavior: A seller, having locked in its trade, might delay closing for seven business days in order to maximize its interest collections, even if it could have closed earlier, while a buyer may no longer feel any pressure to close at all, since interest is accruing for its benefit, and may choose to use its cash elsewhere. The LSTA has further attempted to put an outer limit on long, unjustified settlement delays by promulgating “buy-in/sell-out” provisions that allow a party to enter into a “cover” trade if the other party refuses to close. However, these provisions are complicated, time-consuming, and little-used, and are in any event not triggered until the fifteenth business day after the trade date (for distressed trades, the fiftieth business day).
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.
Temporary Defensive and Interim Investments. In times of unstable or adverse market, economic or political conditions, or if the Sub-Adviser believes it is otherwise appropriate to reduce holdings in the Fund’s principal investments, the Fund can invest in other types of securities for defensive purposes. It can also purchase these types of securities for liquidity purposes to meet cash needs due to the redemption of shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
•	obligations issued or guaranteed by the U. S. Government or its instrumentalities or agencies,
•	commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the two top rating categories of a nationally recognized rating organization,
•	short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody’s Investors Service, Inc. or at least BBB by Standard & Poor’s Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Sub-Adviser to have a comparable quality to rated securities in those categories,
•	certificates of deposit and bankers’ acceptances of domestic and foreign banks having total assets in excess of $1 billion, and
•	repurchase agreements.
Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.
Publicly Traded Partnerships; Master Limited Partnerships. The Fund may invest in publicly traded limited partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the Securities and Exchange Commission and are freely tradable on a securities exchange or in the over-the-counter market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. The Fund invests as a limited partner, and normally would not be liable for the debts of an MLP beyond the amounts the Fund has contributed but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. This right of an MLP’s creditors would continue even after the Fund had sold its investment in the MLP.
The Fund currently may invest in MLPs that are generally taxed as corporations for United States federal tax purposes and that make distributions in additional shares rather than cash. Because these distributions of additional shares will be made proportionately to all owners of shares, the receipt of these additional shares will not be included in the gross income of an owner of shares for United States federal income tax purposes. When the Fund as an owner of the shares of such an MLP receives additional shares, it will be required to allocate its tax basis in its shares of the MLP between shares that the Fund already owns and the new additional shares received. Gain or loss recognized by the Fund as an owner of shares, on the sale or other disposition of a share will generally be taxable as capital gain or loss. As a regulated investment company (“RIC”), the Fund is required to derive at least 90% of its gross income for each taxable year from qualifying income. Income and gains from MLPs taxed as corporations generate qualifying income and gains for purposes of the 90% income test.
The Fund may invest in MLPs that are classified as partnerships and qualify as “qualified publicly traded partnerships” for federal tax purposes. Net income and gains from an investment in a qualified publicly traded partnership are qualifying income for purposes of the 90% income test described above. In order to meet the asset diversification test applicable to RICs, the Fund is limited to investing no more than 25% of the value of its total assets in one or more qualified publicly traded partnerships.
The Fund may invest in MLPs that are classified as partnerships but are not qualified publicly traded partnerships. Such MLPs may pass through gross income that would not be qualifying income for purposes of the 90% test described above. The Fund may also have non-qualifying assets for purposes of the RIC diversification requirements, resulting from the MLP investment.
Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be prone to operational and informational security risks resulting from breaches in cyber security (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional
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events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.
Cyber security failures or breaches by the Fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both the Fund and shareholder, the inability of fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in attempting to prevent any cyber incidents in the future. While the investment adviser has policies and procedures (and risk management systems) designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value and may result in financial loss for Fund shareholders.
Investment Restrictions
Diversification. The Fund is classified as a “diversified” fund under the Investment Company Act. Currently, under the Investment Company Act a “diversified” fund is one with at least 75% of the value of its total assets represented by: (i) cash and cash items (including receivables), (ii) securities issued by the U.S. government or any of its agencies or instrumentalities, (iii) securities of other investment companies, and (iv) other securities that, for any one issuer, are limited in respect to an amount not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer. A change to a non-diversified status would require shareholder approval.
Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a “majority” of the Fund’s outstanding voting securities, which is defined as the vote of the holders of the lesser of:
•	67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
•	more than 50% of the outstanding shares.
The Fund’s investment objective is not a fundamental policy. Other policies described in the Fund’s prospectus or this SAI are “fundamental” only if they are identified as such. The Fund’s Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Fund’s prospectus or this SAI, as appropriate. The Fund’s most significant investment policies are described in the Fund’s prospectus.
Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.
•	The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.
•	The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
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•	The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund cannot issue “senior securities,” except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction
Unless the Fund’s prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing apply on an ongoing basis.
For purposes of the Fund’s policy with respect to concentration, described above, the Fund has adopted an industry classification that is not a fundamental policy.
The following is only a brief summary of certain current limitations imposed on investment companies by the Investment Company Act and certain rules and interpretations thereunder, and is not a complete description of such limits. The discussion below is based on current law, regulations and administrative interpretations. Those laws, regulations and administrative interpretations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.
The Investment Company Act prohibits a fund from issuing a “senior security,” which is generally defined as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, or any stock of a class having priority over any other class of the fund’s shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.
Currently, under the Investment Company Act, and an OppenheimerFunds exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets from any person for temporary purposes. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
Under the Investment Company Act, a fund currently cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund’s total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 when reselling securities held in its own portfolio.
The Investment Company Act does not prohibit a fund from owning real estate, commodities or contracts related to commodities. The extent to which the Fund can invest in real estate and/or commodities or contracts related to commodities is set out in the investment strategies described in the Fund’s prospectus and this SAI.
Current Securities and Exchange Commission staff interpretations under the Investment Company Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.
The Investment Company Act does not define what constitutes “concentration” in an industry. However, the Securities and Exchange Commission staff has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry or group of industries constitutes concentration in that industry or group of industries. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; however, securities issued by any one foreign government are considered to be part of a single “industry.” For the purposes of compliance with its concentration policy, the Fund will consider portfolio investments held by underlying investment companies in which the Fund invests, to the extent that the Fund has sufficient information about such portfolio investments. The Fund will make reasonable efforts to obtain such information.
The Subsidiary will also follow the Fund’s fundamental and non-fundamental investment restrictions, described above, with respect to its investments.
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Disclosure of Portfolio Holdings
While recognizing the importance of providing Fund shareholders with information about their Fund’s investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund’s portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund’s behalf.
The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund’s portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund’s portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund’s investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.
Portfolio Holdings Disclosure Policies. The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund’s non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager/Sub-Adviser and its subsidiaries pursuant to agreements approved by the Fund’s Board shall not be deemed to be “compensation” or “consideration” for these purposes. Until publicly disclosed, the Fund’s portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund’s portfolio holdings may be released in accordance with the Fund’s, the Manager’s/Sub-Adviser’s, the Distributor’s and the Transfer Agent’s policies and procedures regarding dissemination of information about the Fund’s portfolio holdings.
•	Public Disclosure. The Fund’s portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund’s fiscal quarters in its annual and semi-annual reports to shareholders and in its Schedule of Investments on Form N-Q. Those documents are publicly available at the Securities and Exchange Commission. In addition, the Fund’s portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund’s website (at www.oppenheimerfunds.com) no sooner than 30 calendar days after the end of the calendar month to which the information relates. Partial holdings, listed by security or by issuer, may be posted on the Fund’s website no sooner than 5 business days following the month to which the information relates. The Fund may delay posting its holdings or may not post any holdings, if the Manager/Sub-Adviser believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund’s portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed 5 business days after the end of the calendar month to which the information relates. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT.
The Fund’s portfolio holdings (which may include the Fund’s entire portfolio or individual securities therein) may be released to the following categories of individuals or entities pursuant to ongoing arrangements, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and will not use such information in any way that is detrimental to the Fund or (2) as a member of any service provider to the Fund or of the Fund’s legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund’s policies and procedures and (b) not to trade for his or her personal account on the basis of such information. For the categories of individuals and entities described below that have ongoing arrangements to receive portfolio holdings information, such information may be furnished as often as appropriate for the purpose for which it is being provided, which may be as frequently as daily and often with no time lag between the date of the information and the date it is furnished.
•	Employees of the Fund’s service providers who need to have access to such information;
•	The Fund’s independent registered public accounting firm;
•	Members of the Fund’s Board and the independent legal counsel to the Board’s independent trustees;
•	The Fund’s custodian bank;
•	The Fund’s financial printers;
•	A proxy voting service designated by the Fund and its Board;
•	Rating/ranking organizations (such as Lipper and Morningstar);
•	Portfolio pricing services retained by the Manager/Sub-Adviser to provide portfolio security prices;
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•	Brokers and dealers for purposes of providing portfolio analytic services, in connection with portfolio transactions (purchases and sales), and to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund’s regular pricing services, or to obtain prices for inter-fund trades or similar transactions); and
•	Other service providers to the Fund, the Manager, the Sub-Adviser, the Distributor, and the Transfer Agent, including providers of index services and personal trading compliance services.
Month-end lists of the Fund’s complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 5 business days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:
•	The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
•	Senior officers in the Manager’s/Sub-Adviser’s Investment Operations and Legal departments must approve the completed request for release of Fund portfolio holdings; and
•	Before receiving the data, the third-party recipient must sign a portfolio holdings non-disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund’s holdings and agreeing not to use such information in any way that is detrimental to the Fund.
Portfolio holdings may be disclosed for legitimate business purposes to brokers and dealers for purposes of providing portfolio analytic services, in connection with portfolio transactions (purchases and sales), and to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund’s regular pricing services). Portfolio holdings also may be disclosed for legitimate business purposes to consultants for pension plans that invest in Oppenheimer funds and sponsors of 401(k) plans that include Oppenheimer funds.
Portfolio holdings (which may include the Fund’s entire portfolio or individual securities therein) may be provided by the Manager/Sub-Adviser or its attorneys to other third parties subject to non-disclosure agreements or available confidentiality rights, including in the following circumstances:
•	Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant; and
•	Response to regulatory requests for information (from the Securities and Exchange Commission, the Financial Industry Regulatory Authority (“FINRA”), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes).
Portfolio managers and analysts may, subject to the Manager’s/Sub-Adviser’s policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.The Fund’s shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund’s portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund’s portfolio. In such circumstances, disclosure of the Fund’s portfolio holdings may be made to such shareholders up to 5 business days prior to making the redemption request, provided that such shareholders have entered into a non-disclosure agreement not to disclose or trade on the basis of such portfolio holdings.Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.The Fund’s policy regarding disclosure of portfolio holdings and all material amendments have been reviewed and approved by the Fund’s Board. The investment adviser and the Chief Compliance Officer of the Fund both conduct periodic reviews of compliance with the policy and provide periodic reports relating to such reviews to the Board. The Fund’s Board reserves the right to amend the Fund’s policy regarding the disclosure of portfolio holdings from time to time without prior notice and in its sole discretion.
How the Fund is Managed
Organization and History. The Fund, a series of Oppenheimer Quest for Value Funds (referred to as the “Trust”), is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trust was organized as a Massachusetts business trust in March 1987. The Trust was reorganized as a Delaware statutory trust in October 2013. Prior to February 2004, the Fund’s name was “Oppenheimer Quest Balanced Value Fund.” Prior to August 16, 2010, the Fund’s name was “Oppenheimer Quest Balanced Fund.”
Prior to August 16, 2010, the Fund was sub-advised by Oppenheimer Capital, LLC (an indirect wholly-owned subsidiary of Allianz Global Investors of America, L.P.) or an affiliate (none of which are affiliated with OppenheimerFunds, Inc., the Fund’s investment adviser).
Classes of Shares. The Fund’s Board of Trustees (the “Board”) is authorized, without shareholder approval, to:
•	create new series and classes of shares;
•	reclassify unissued shares into additional series and classes;
•	divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund; and
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•	terminate any class of shares.
The Fund currently offers five classes of shares: Class A, Class C, Class R, Class Y and Class I. All classes invest in the same investment portfolio. Each class of shares:
•	has its own dividends and distributions;
•	pays certain expenses which may be different for the different classes;
•	will generally have a different net asset value;
•	will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
•	votes as a class on matters that affect that class alone.
Each share of each class:
•	represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
•	is freely transferable;
•	has one vote at shareholder meetings, with fractional shares voting proportionally;
•	may be voted in person or by proxy at shareholder meetings; and
•	does not have cumulative voting rights, preemptive rights or subscription rights.
Class R Share Availability.
Class R shares may be purchased by retirement plans and accounts, such as traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans, Single K plans, Profit-Sharing Plans, Money Purchase Pension Plans; plans under Section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code; and qualified or non-qualified retirement plans or accounts or deferred compensation plans for employees or other organized groups of persons.
Class Y Share Availability.
Class Y shares are not available directly to individual investors, except for eligible employees (defined below). Class Y shares are sold at net asset value per share without an initial sales charge, and are available only to:
•	Wrap fee-based programs and fee-based clients of a broker, dealer, registered investment adviser or other financial intermediary;
•	Commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a transaction-based commission outside of the Fund;
•	“Institutional investors” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement and deferred compensation plans; retirement plan platforms; insurance companies; registered investment adviser firms; registered investment companies; bank trusts; college savings programs; and family offices; and
•	Eligible employees, which are present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
Individual shareholders who hold Class Y shares through retirement plans or financial intermediaries will not be eligible to hold Class Y shares outside of their respective retirement plan or financial intermediary platform.
Voluntary Conversion to Class Y Shares. Shareholders who currently hold other classes of Fund shares, but are authorized to purchase Class Y shares, can convert their eligible existing shares to Class Y shares of the Fund either through their financial intermediary or by submitting written instructions to the Transfer Agent. Shares that are subject to a contingent deferred sales charge (“CDSC”) are not eligible to convert to Class Y shares until the applicable CDSC period has expired. Under current applicable federal income tax law, this voluntary conversion to Class Y shares is not treated as a taxable event. If those laws or the interpretation of those laws by the Internal Revenue Service should change, this voluntary conversion feature may be suspended.
Class I Share Availability.
Class I shares are not available directly to individual investors. They are only available to eligible institutional investors. To be eligible to purchase Class I shares, an investor must:
•	be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans; retirement plan service provider platforms and health savings account service provider platforms (jointly, “service provider platforms”); insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices;
•	make a minimum initial investment of $1 million or more per account (waived for service provider platforms); and
•	trade through an omnibus, trust, trust networked or similar pooled account.
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No operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” will be paid with respect to Class I shares. The Fund, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or sub-advised by the Manager or an affiliate of the Manager.
Voluntary Conversion to Class I Shares. Shareholders who currently hold other classes of Fund shares but are eligible to purchase Class I shares can convert their eligible existing shares to Class I shares of the Fund either through their financial intermediary or by submitting an application to the Transfer Agent. Shares that are subject to a contingent deferred sales charge (“CDSC”) are not eligible to convert to Class I shares until the applicable CDSC period has expired. Upon conversion, payment of specific fees that may relate to the previous share class such as operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finders fees,” are subject to Class I share restrictions. Under current applicable federal income tax law, this voluntary conversion to Class I shares is not treated as a taxable event. If those laws or the interpretation of those laws by the Internal Revenue Service should change, this voluntary conversion feature may be suspended.
Involuntary Conversion of Class I Shares. If a Class I share account balance falls below $250,000, the investor will be notified that the account is below the required minimum balance. If the account remains below $250,000 for more than six consecutive months after such notification, the account may be involuntarily redeemed or converted into a Class Y share account. This policy does not apply to accounts for which the minimum initial investment is waived.
Individual shareholders who purchase Class I shares through financial intermediaries or service provider platforms will not be eligible to hold Class I shares outside of their respective financial intermediary or service provider platform.
Shareholder and Trustee Liability; Shareholder Meetings. Under Delaware law and the Fund’s Declaration of Trust, Fund shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Under Delaware law and the Fund’s Declaration of Trust, Trustees are not personally liable to any person for any obligations of the Fund. Therefore a shareholder or Trustee of the Fund generally will not be subject to personal liability for Fund obligations. The risk that a Fund shareholder or Trustee will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Fund’s Declaration of Trust.
As a Delaware statutory trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time.
Board of Trustees and Oversight Committees
The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Delaware and Federal law. The Board is led by Joel W. Motley, an independent trustee, who is not an “interested person” of the Fund, as that term is defined in the Investment Company Act. The Board meets periodically throughout the year to oversee the Fund’s activities, review its performance, oversee the potential conflicts that could affect the Fund, and review the actions of the Manager and Sub-Adviser. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including the Manager, Sub-Adviser, and any Sub-Sub Advisers, internal auditors, the Fund’s Chief Compliance Officer, the Fund’s outside auditors and Fund counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.
The Board has an Audit Committee, a Regulatory & Oversight Committee and a Governance Committee. Each Committee is comprised solely of Trustees who are not “interested persons” under the Investment Company Act (the “Independent Trustees”). The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Fund because it allocates areas of responsibility among the committees in a manner that enhances the Board’s oversight.
Prior to June 2013, Joanne Pace and Edmund P. Giambastiani, Jr. served as members of an Advisory Board that assisted the Board in its oversight. For purposes of the following disclosure, Ms. Pace and Admiral Giambastiani are identified as Trustees.
During the Fund’s fiscal year ended October 31, 2018, the Audit Committee held 5 meetings, the Regulatory & Oversight Committee held 5 meetings and the Governance Committee held 4 meetings.
The members of the Audit Committee are Joanne Pace (Chair), Elizabeth Krentzman, Mary F. Miller, Daniel S. Vandivort and Brian F. Wruble. The Audit Committee selects an independent registered public accounting firm (also referred to as the “Independent Auditors”). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund’s Independent Auditors regarding the Fund’s internal accounting procedures and controls; (iii) reviewing reports from the Manager’s Internal Audit Department; (iv) maintaining a separate line of communication between the Fund’s Independent Auditors and the Independent Trustees/Directors; (v) reviewing the independence of the Fund’s Independent Auditors; and (vi) approving in advance the provision of any audit or non-audit
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services by the Fund’s Independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager, as applicable. The Audit Committee also reviews reports concerning the valuation of certain investments.
The members of the Regulatory & Oversight Committee are Elizabeth Krentzman (Chair), Beth Ann Brown, Edmund P. Giambastiani, Jr., Joel W. Motley, Joanne Pace and Brian F. Wruble. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund’s contractual arrangements, including the Investment Advisory, Sub-Advisory and any Sub-Sub-Advisory Agreements (if applicable, including any with a wholly-owned subsidiary), Distribution Agreements, Transfer Agency and Shareholder Service Agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law. The Regulatory & Oversight Committee also reviews reports from the Manager’s Risk Management Department and Chief Compliance Officer among other duties as set forth in the Regulatory & Oversight Committee’s Charter. These reports, and others concerning investment, operational and other risks to the Funds are shared with, and discussed by, the full Board.
The members of the Governance Committee are Daniel S. Vandivort (Chair), Beth Ann Brown, Edmund P. Giambastiani, Jr., Mary F. Miller and Joel W. Motley. The Governance Committee reviews the Fund’s governance guidelines, the adequacy of the Fund’s Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund’s governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, monitors the Fund’s proxy voting, and coordinates with organizations representing the independent directors of mutual funds among other duties set forth in the Governance Committee’s Charter.
The Governance Committee’s functions also include the nomination of Trustees/Directors, including Independent Trustees/Directors, for election to the Board. The full Board elects new Trustees/Directors except for those instances when a shareholder vote is required.
The Governance Committee will consider nominees recommended by Independent Trustees/Directors or recommended by any other Board members including Board members affiliated with the Fund’s Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund’s shareholders in its consideration of nominees.
Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 225 Liberty Street, New York, New York 10281-1008, to the attention of the Board of Trustees/Directors of the applicable Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an “interested person” as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Sub-Adviser) would be deemed an “interested person” under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable Securities and Exchange Commission rules. The Governance Committee also considers whether the individual’s background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees/Directors, and will contribute to the Board’s deliberations. There is no difference in the manner in which the Governance Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.
Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee/Director of the Fund.
Each Independent Trustee/Director has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations. Each Trustee’s/Director’s outside professional experience is outlined in the table of Biographical Information, below.
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Trustees and Officers of the Fund
Except for Mr. Steinmetz, each of the Trustees is an Independent Trustee. All of the Trustees are also Trustees of the following Oppenheimer funds (referred to as “New York Board Funds”):
OFI Pictet Global Environmental Solutions Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Focus Fund
Oppenheimer Global Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Intermediate Term Municipal Fund
Oppenheimer International Diversified Fund
Oppenheimer International Equity Fund
Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Macquarie Global Infrastructure Fund
Money Market Funds:
Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund
Oppenheimer Multi-State Municipal Trust:
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Municipal Fund
Oppenheimer Portfolio Series Funds:
Active Allocation Fund
Conservative Investor Fund
Growth Investor Fund
Moderate Investor Fund
Oppenheimer Quest for Value Funds:
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Short Duration High Yield Municipal Fund:
Oppenheimer Rochester Short Duration High Yield Municipal Fund
Oppenheimer Series Fund:
Oppenheimer Value Fund
Oppenheimer Short Term Municipal Fund
Oppenheimer Small Cap Value Fund
Rochester Portfolio Series:
Oppenheimer Rochester Limited Term New York Municipal Fund

Messrs. Benedetti, de Longis, Edwards, Kennedy, Legg, Petersen, Rockmuller, Steinmetz and Yoder and Mss. Bullington, Burley, Foxson, Lo Bessette, Miller and Picciotto, who are officers of the Fund, hold the same offices with one or more of the other New York Board Funds.
Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund and other Oppenheimer funds that offer Class Y shares.
As of January 23, 2019, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.
The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, Sub-Adviser and its subsidiaries, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager, Sub-Adviser or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.
Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.
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Each Trustee has served the Fund in the following capacities from the following dates:
Independent Trustees	Position(s)	Length of Service
Joel W. Motley	Board Chairman; Trustee	Since 2019; Since 2009
Beth Ann Brown	Trustee	Since 2016
Edmund P. Giambastiani, Jr.	Trustee	Since 2013
Elizabeth Krentzman	Trustee	Since 2014
Mary F. Miller	Trustee	Since 2009
Joanne Pace	Trustee	Since 2012
Daniel S. Vandivort	Trustee	Since 2014
Brian F. Wruble	Trustee	Since 2001
Interested Trustee
Arthur P. Steinmetz	Trustee	Since 2015

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Joel W. Motley (1952) Chairman of the Board, Trustee	Director of Office of Finance Federal Home Loan Bank (since September 2016); Director of Greenwall Foundation (since October 2013); Member of Board and Investment Committee of The Greenwall Foundation (since April 2013); Member of the Vestry of Trinity Wall Street (since April 2012); Director of Southern Africa Legal Services Foundation (since March 2012); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since March 2011); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch (since July 2000) and Member of the Investment Committee and Board of Historic Hudson Valley (since February 2010). Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Beth Ann Brown (1968) Trustee	Director, Board of Directors of Caron Engineering Inc. (since January 2018); Advisor, Board of Advisors of Caron Engineering Inc. (December 2014-December 2017); Independent Consultant (since September 2012); held the following positions at Columbia Management Investment Advisers LLC: Head of Intermediary Distribution (2008-2012), Managing Director, Strategic Relations (2005-2008), Managing Director, Head of National Accounts (2004-2005); Senior Vice President, National Account Manager (2002-2004), Senior Vice President, Key Account Manager (1999-2002) and Vice President, Key Account Manager (1996-1999) of Liberty Funds Distributor, Inc.; President and Director, of Acton Shapleigh Youth Conservation Corps (non -profit) (2012-2015); and Vice President and Director of Grahamtastic Connection (non-profit) (since May 2013). Ms. Brown has served on the Boards of certain Oppenheimer funds since January 2016, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
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Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Edmund P. Giambastiani, Jr. (1948) Trustee	Director of THL Credit, Inc. (since November 2016) (alternative credit investment manager); Advisory Board Member of the Maxwell School of Citizenship and Public Affairs of Syracuse University (April 2012-September 2016); Director of Mercury Defense Systems Inc. (information technology) (August 2011-February 2013); Trustee of the U.S. Naval Academy Foundation Athletic & Scholarship Program (since November 2010); Advisory Board Member of the Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development) (since May 2010); Director of The Boeing Company (aerospace and defense) (since October 2009); Trustee of MITRE Corporation (federally-funded research development) (since September 2008); Independent Director of QinetiQ Group Plc (defense technology and security) (February 2008-August 2011); Chairman of Monster Worldwide, Inc. (career services) (March 2015-November 2016), Director of Monster Worldwide, Inc. (career services) (February 2008-June 2011); Lead Director (June 2011-March 2015); Chairman of Alenia North America, Inc. (military and defense products) (January 2008-October 2009); Director of SRA International, Inc. (information technology and services) (January 2008-July 2011); President of Giambastiani Group LLC (national security and energy consulting) (since October 2007); United States Navy, career nuclear submarine officer (June 1970-October 2007); Seventh Vice Chairman of the Joint Chiefs of Staff (2005-October 2007); Supreme Allied Commander of NATO Allied Command Transformation (2003-2005) and Commander, U.S. Joint Forces Command (2002-2005). Since his retirement from the U.S. Navy in October 2007, Admiral Giambastiani has also served on numerous U.S. Government advisory boards, investigations and task forces for the Secretaries of Defense, State and Interior and the Central Intelligence Agency. He recently completed serving as a federal commissioner on the Military Compensation and Retirement Modernization Commission. Admiral Giambastiani has served on the Boards of certain Oppenheimer funds since February 2013, during which time he has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Elizabeth Krentzman (1959) Trustee	Trustee of the University of Florida National Board Foundation (since September 2017); Member of the Cartica Funds Board of Directors (private investment funds) (since January 2017); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member (since April 2016); Member of University of Florida Law Advisory Board, Washington, DC Alumni Group (since 2015); Advisory Board Member of the Securities and Exchange Commission Historical Society (since 2007); held the following positions at Deloitte & Touche LLP: Principal and Chief Regulatory Advisor for Asset Management Services (2007 - 2014) and U.S. Mutual Fund Leader (2011 - 2014); General Counsel of the Investment Company Institute (trade association) (June 2004 - April 2007); held the following positions at Deloitte & Touche LLP: National Director of the Investment Management Regulatory Consulting Practice (1997 - 2004), Principal (2003 - 2004), Director (1998 - 2003) and Senior Manager (1997 - 1998); Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission (1996 - 1997) and various positions with the Division of Investment Management – Office of Regulatory Policy (1991 - 1996) of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP (1987 – 1991). Ms. Krentzman has served on the Boards of certain Oppenheimer funds since August 2014, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
46

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Mary F. Miller (1942) Trustee	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Joanne Pace (1958) Trustee	Advisory Board Director of Massey Quick Simon & Co., LLC (wealth management) (since October 2014); Board Director of Horizon Blue Cross Blue Shield of New Jersey (healthcare) (since November 2012); Advisory Board Director of The Alberleen Group LLC (investment banking) (since March 2012); Governing Council Member (since 2016) and Chair of Education Committee (since 2017) of Independent Directors Council (IDC) (since 2016); Board Member of 100 Women in Finance (non-profit) (since January 2015); Advisory Council Member of Morgan Stanley Children’s Hospital (non-profit) (since May 2012); Director of The Komera Project (non-profit) (April 2012-2016); New York Advisory Board Director of Peace First (non-profit) (March 2010-2013); Senior Advisor of SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and Chief Operating Officer of FrontPoint Partners, LLC (hedge fund) (2005-2006); held the following positions at Credit Suisse (investment banking): Managing Director (2003-2005); Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); held the following positions at Morgan Stanley: Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999). Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board Director of Managed Funds Association (2008-2010); Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010). Ms. Pace has served on the Boards of certain Oppenheimer funds since November 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Daniel S. Vandivort (1954) Trustee	Chairman and Lead Independent Director/Trustee (March 2010-September 2014), Chairman of the Audit Committee (March 2009-September 2014) and Director/Trustee (December 2008-September 2014) of the Board of Directors/Trustees of Value Line Funds; Trustee (since January 2015) and Treasurer and Chairman of the Audit Committee and Finance Committee (since January 2016) of Board of Trustees of Huntington Disease Foundation of America; Trustee, Board of Trustees, RIM Retirement Savings Plan (2005-2007); President and Chief Investment Officer, Robeco Investment Management, formerly known as Weiss Peck and Greer (January 2005-June 2007); Member, Management Committee of Robeco Investment Management (2001-2007); Chairman and Trustee of the Board of Trustees of Weiss, Peck and Greer Funds (2004-2005); Managing Director and Head of Fixed Income, Weiss, Peck and Greer (November 1994-January 2005); Managing Director and Head of Fixed Income, CS First Boston Investment Management (January 1992-November 1994); Director, Global Product Development, First Boston Asset Management (November 1989-January 1992); Vice President, Fixed Income Sales, First Boston Corp. (May 1984-November 1989). Mr. Vandivort has served on the Boards of certain Oppenheimer funds since 2014, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
47

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Brian F. Wruble (1943) Trustee	Governor of Community Foundation of the Florida Keys (non-profit) (since July 2012); Director of TCP Capital, Inc. (registered business development company) (since November 2015); Chairman Emeritus of the Board of Trustees (since August 2011), Chairman of the Board of Trustees (August 2007-August 2011), Trustee of the Board of Trustees (since August 1991) of The Jackson Laboratory (non-profit); Member of Zurich Insurance Group’s Investment Management Advisory Council (insurance) (October 2004-February 2017); Treasurer (since 2007) and Trustee (since May 1992) of the Institute for Advanced Study (non-profit educational institute); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Sub-Adviser’s parent company) (September 2004-June 2015); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Mr. Steinmetz is an “Interested Trustee” because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as Chairman and director of the Sub-Adviser and officer and director of the Manager. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.
Interested Trustee and Officer
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Arthur P. Steinmetz (1958) Trustee, President and Principal Executive Officer	Chairman of OppenheimerFunds, Inc. (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OppenheimerFunds, Inc. (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (OppenheimerFunds, Inc.'s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities (January 2013-December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013-May 2013); Chief Investment Officer of OppenheimerFunds, Inc. (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of OppenheimerFunds, Inc. (April 2009-October 2010); Executive Vice President of OppenheimerFunds, Inc. (October 2009-December 2012); Director of Fixed Income of OppenheimerFunds, Inc. (January 2009-April 2009); and a Senior Vice President of OppenheimerFunds, Inc. (March 1993-September 2009).	104
The addresses of the officers in the charts below are as follows: for Messrs. Benedetti, de Longis, Edwards, Rockmuller and Steinmetz and Mss. Lo Bessette, Picciotto and Foxson, 225 Liberty Street, New York, New York 10281, for Messrs. Kennedy, Legg, Petersen and Yoder and Mss. Bullington, Burley and Miller, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.
Each of the officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Arthur P. Steinmetz	President and Principal Executive Officer	Since 2014
Mary Ann Picciotto	Chief Compliance Officer and Chief AML Officer	Since 2014
Alessio de Longis	Vice President	Since 2010
Benjamin H. Rockmuller	Vice President	Since 2010
Jennifer Foxson	Vice President and Chief Business Officer	Since 2014
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	Position(s)	Length of Service
Brian S. Petersen	Treasurer and Principal Financial & Accounting Officer	Since 2016
Stephanie Bullington	Assistant Treasurer	Since 2016
Julie Burley	Assistant Treasurer	Since 2013
James A. Kennedy	Assistant Treasurer	Since 2011
Jan Miller	Assistant Treasurer	Since 2013
Cynthia Lo Bessette	Secretary and Chief Legal Officer	Since 2016
Joseph Benedetti	Assistant Secretary	Since 2018
Taylor V. Edwards	Assistant Secretary	Since 2009
Randy Legg	Assistant Secretary	Since 2009
John Yoder	Assistant Secretary	Since 2016

Other Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years
Alessio de Longis (1978) Vice President	Senior Vice President and Senior Portfolio Manager of the Sub-Adviser (since January 2019); Vice President of the Sub-Adviser (June 2010-January 2019); Assistant Vice President of the Sub-Adviser (May 2009-June 2010); Senior Research Analyst of the Sub-Adviser (January 2008-June 2010); Intermediate Research Analyst of the Sub-Adviser (January 2006-January 2008) Junior Analyst of the Sub-Adviser (February 2004-January 2006).
Benjamin H. Rockmuller (1979) Vice President	Senior Vice President of the Sub-Adviser (since January 2019); Senior Portfolio Manager of the Sub-Adviser (since January 2014); Vice President of the Sub-Adviser (September 2010-January 2019); Portfolio Manager of the Sub-Adviser (July 2010-January 2014); Assistant Vice President of the Sub-Adviser (January 2010-August 2010); Senior Analyst of the Sub-Adviser for the Global Debt Team (January 2010-July 2010); Intermediate Analyst of the Sub-Adviser for the Global Debt Team (January 2007-January 2010); Junior Analyst of the Sub-Adviser for the Global Debt Team (April 2004-January 2007) and Junior Analyst of the Sub-Adviser for the High Yield Team (June 2003-April 2004).

Other Information about the Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years
Mary Ann Picciotto (1973) Chief Compliance Officer and Chief Anti-Money Laundering Officer	Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of OppenheimerFunds, Inc., OFI SteelPath, Inc., OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007-January 2014).
Jennifer Foxson (1969) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006-June 2014); Vice President of OppenheimerFunds, Inc. (January 1998-March 2006); Assistant Vice President of OppenheimerFunds, Inc. (October 1991-December 1998).
Brian S. Petersen (1970) Treasurer and Principal Financial and Accounting Officer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2017); Vice President of OFI Global Asset Management, Inc. (January 2013-January 2017); Vice President of OppenheimerFunds, Inc. (February 2007-December 2012); Assistant Vice President of OppenheimerFunds, Inc. (August 2002-2007).
Stephanie Bullington (1977) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since February 2014); Vice President of OFI Global Asset Management, Inc. (January 2013-September 2013); Vice President of OppenheimerFunds, Inc. (January 2010-December 2012); Assistant Vice President of OppenheimerFunds, Inc. (October 2005-January 2010).
Julie Burley (1981) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since October 2013); Previously held the following positions at Deloitte & Touche: Senior Manager (September 2010-October 2013), Manager (September 2008-August 2010), and Audit Senior (September 2005-August 2008).
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Other Information about the Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years
James A. Kennedy (1958) Assistant Treasurer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Senior Vice President of OppenheimerFunds, Inc. (September 2006-December 2012).
Jan Miller (1963) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2014); Assistant Vice President of OFI Global Asset Management, Inc. (January 2013-January 2014); Assistant Vice President of OppenheimerFunds, Inc. (2005-December 2012); Assistant Vice President in OppenheimerFunds, Inc.’s Fund Accounting department (November 2004 to March 2006).
Cynthia Lo Bessette (1969) Secretary and Chief Legal Officer	Executive Vice President, General Counsel and Secretary of OFI Global Asset Management, Inc. (since February 2016); Senior Vice President and Deputy General Counsel of OFI Global Asset Management, Inc. (March 2015-February 2016); Chief Legal Officer of OppenheimerFunds, Inc. and OppenheimerFunds Distributor, Inc. (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., OFI Advisors, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Corporate Counsel (February 2012-March 2015) and Deputy Chief Legal Officer (April 2013-March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008-September 2009) and Deputy General Counsel (October 2009-February 2012) of Lord Abbett & Co. LLC.
Joseph Benedetti (1965) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since January 2017); Vice President and Assistant Secretary of OC Private Capital, LLC (since October 2017); Managing Director of Morgan Stanley Investment Management Inc. (2005-2017).
Taylor V. Edwards (1967) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since January 2017); Vice President and Senior Counsel of OFI Global Asset Management, Inc. (January 2013-January 2017); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of OppenheimerFunds, Inc.
Randy Legg (1965) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since January 2018); Vice President and Senior Associate General Counsel of OFI Global Asset Management, Inc. (January 2013-January 2018); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (January 2007-March 2011) of OppenheimerFunds, Inc.
John Yoder (1975) Assistant Secretary	Vice President and Associate General Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President and Assistant Counsel (July 2011-December 2012) of OppenheimerFunds, Inc.
Trustees’ Share Ownership. The chart below shows information about each Trustee’s beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds (“Supervised Funds”).
As of December 31, 2018
Independent Trustees	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Joel W. Motley	None	Over $100,000
Beth Ann Brown	None	Over $100,000
Edmund P. Giambastiani, Jr.	None	Over $100,000
Elizabeth Krentzman	None	Over $100,000
Mary F. Miller	None	Over $100,000
Joanne Pace	None	Over $100,000
Daniel S. Vandivort[2]	None	Over $100,000
Brian F. Wruble	None	Over $100,000
Interested Trustee
Arthur P. Steinmetz	None	Over $100,000
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Remuneration of the Officers and Trustees. The officers and the Interested Trustee of the Fund, who are associated with the Manager, receive no salary or fee from the Fund. The Independent Trustees’ compensation from the Fund and the fund complex, as described below, represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex for the periods indicated.
	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
Name and Other Fund Position(s) (as applicable)	Fiscal Year Ended October 31, 2018	Year Ended December 31, 2018
Joel W. Motley Chairman of the Board, Governance Committee Member, and Regulatory & Oversight Committee Member	$2,858[2]	$290,000
Beth Ann Brown Regulatory & Oversight Committee Member and Governance Committee Member	$2,564	$260,000
Edmund P. Giambastiani, Jr. Regulatory & Oversight Committee Member and Governance Committee Member	$2,564	$260,000
Elizabeth Krentzman Regulatory & Oversight Committee Chair and Audit Committee Member	$2,858	$290,000
Mary F. Miller Audit Committee Member and Governance Committee Member	$2,564[3]	$260,000
Joanne Pace Audit Committee Chair and Regulatory & Oversight Committee Member	$2,858[4]	$290,000
Daniel S. Vandivort Governance Committee Chair and Audit Committee Member	$2,564	$260,000
Brian F. Wruble Audit Committee Member and Regulatory & Oversight Committee Member	$3,299[5]	$335,000
1. “Aggregate Compensation From the Fund” includes fees and amounts deferred under the “Compensation Deferral Plan” (described below), if any.
2. Includes $166 deferred by Mr. Motley under the Compensation Deferral Plan.
3. Includes $579 deferred by Ms. Miller under the Compensation Deferral Plan.
4. Includes $2,397 deferred by Ms. Pace under the Compensation Deferral Plan.
5. Includes $3,299 deferred by Mr. Wruble under the Compensation Deferral Plan.
Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.
Deferral of the Trustees’ fees under the plan will not materially affect the Fund’s assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee’s deferred compensation account.
Major Shareholders. As of January 23, 2019, the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund’s outstanding shares were:
Name	Address	% Owned	Share Class
Global Allocation Fund
PERSHING LLC	1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	7.29%	A
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Name	Address	% Owned	Share Class
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	ATTN FUND ADMN 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.42%	A
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS	200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	6.35%	A
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS	200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	6.73%	C
PERSHING LLC	1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	5.52%	C
WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER	2801 MARKET STREET ST LOUIS MO 63103	5.03%	C
RELIANCE TRUST COMPANY FBO MASSMUTUAL REGISTERED PRODUCT	PO BOX 28004 ATLANTA GA 30358-0004	66.41%	I
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS	12555 MANCHESTER RD ST LOUIS MO 63131-3710	7.52%	I
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS	ATTN MUTUAL FUNDS 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.97%	I
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS	1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	18.47%	Y
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	ATTN FUND ADMN 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	18.11%	Y
WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER	2801 MARKET STREET ST LOUIS MO 63103	11.36%	Y
AMERICAN ENTERPRISE INVESTMENT SVC	707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	7.84%	Y
SPEC CDY A/C EBOC UBSFSI OMNI ACCOUNT M/F	ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.44%	Y
MASS MUTUAL LIFE INSURANCE CO SEPARATE INVESTMENT ACCT	1295 STATE ST MIP C105 SPRINGFIELD MA 01111-0001	6.91%	Y
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS	ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	5.99%	Y
The Manager and the Sub-Adviser
The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc., the Sub-Adviser. The Sub-Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.
Code of Ethics. The Fund, the Manager, the Sub-Adviser and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees (“covered persons”) that could compete with or take advantage of the Fund’s portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager, the Sub-Adviser and the Distributor.
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The Code of Ethics is an exhibit to the Fund’s registration statement filed with the Securities and Exchange Commission. It can be viewed as part of the Fund’s registration statement on the Securities and Exchange Commission’s EDGAR database at the Securities and Exchange Commission’s website at www.sec.gov and can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.
Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund (“portfolio proxies”). The Manager generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Fund. The Fund has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the Fund’s Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Manager’s internal Proxy Voting Committee is responsible for monitoring the third party proxy voting agent.
The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager’s affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:
If the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines.
•	If such proposal is not specifically addressed in the Proxy Voting Guidelines, or if the Proxy Voting Guidelines provide discretion to the Manager on how to vote (i.e., on a case-by-case basis), the Manager will vote in accordance with the third-party proxy voting agent’s general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.
•	With respect to such proposal where a portfolio manager has requested that the Manager vote (i) in a manner inconsistent with the Proxy Voting Guidelines, or (ii) if such proposal is not specifically addressed in the Proxy Voting Guidelines, in a manner inconsistent with the third-party proxy voting agent’s general recommended guidelines, the Proxy Voting Committee may determine that such a request is in the best interests of the Fund (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. In making its determination, the Proxy Voting Committee may consider, among other things, whether a portfolio manager is aware of the business relationship with the company, and/or is sufficiently independent from the business relationship, and to the Proxy Voting Committee’s knowledge, whether the Manager has been contacted or influenced by the company in connection with the proposal.
If none of the previous procedures provides an appropriate voting recommendation, the Proxy Voting Committee may: (i) determine how to vote on the proposal; (ii) recommend that the Manager retain an independent fiduciary to advise the Manager on how to vote the proposal; or (iii) determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct the Manager to abstain from voting.
The Proxy Voting Guidelines’ provisions with respect to certain routine and non-routine proxy proposals are summarized below:
•	The Fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, the nominee’s investment in the company, and whether the company or nominee is targeted in connection with public “vote no” campaigns.
•	The Fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.
•	The Fund generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.
•	The Fund generally votes against shareholder proposals to require a company to nominate more candidates than the number of open board seats.
•	The Fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
•	The Fund generally supports proposals to allow shareholders the ability to call special meetings.
•	The Fund generally votes for proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company’s specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a case-by-case basis.
•	The Fund generally votes against proposals to create a new class of stock with superior voting rights.
•	The Fund generally votes against proposals to classify a board.
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•	The Fund generally supports proposals to eliminate cumulative voting.
•	The Fund generally votes against proposals to establish a new board committee.
•	The Fund generally votes on management proposals seeking approval to exchange/reprice options on a case-by-case basis.
•	The Fund votes on qualified employee stock purchase plans on a case-by-case basis. The Fund generally supports non-qualified employee stock purchase plans that feature broad-based participation, limits on employee contribution, company matching up to 25%, and no discount on the stock price on the date of purchase.
•	The Fund generally supports transfer stock option (“TSO”) programs, if executive officers and non-employee directors are excluded from participating, if stock options are purchased from third-party financial institutions at a discount to their fair value using option pricing models, and if there is a two-year minimum holding period for sale proceeds. The Fund generally votes against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.
•	The Fund generally supports proposals to require majority voting for the election of directors.
•	The Fund generally supports proposals seeking additional disclosure of executive and director pay information.
•	The Fund generally supports proposals seeking disclosure regarding the company’s, board’s or committee’s use of compensation consultants.
•	The Fund generally supports “pay-for-performance” and “pay-for-superior-performance standard” proposals that align a significant portion of total compensation of senior executives to company performance, and generally supports an annual frequency for advisory votes on executive compensation.
•	The Fund generally supports having shareholder votes on poison pills.
•	The Fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.
•	The Fund votes case-by-case on bonus banking/bonus banking “plus” proposals.
•	The Fund generally supports proposals calling for companies to adopt a policy of obtaining shareholder approval for golden coffins/executive death benefits. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
•	The Fund generally supports proposals to eliminate accelerated vesting of unvested equity awards to senior executives in the event of change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).
•	In the case of social, political and environmental responsibility issues, the Fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.
•	The Fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.
The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC’s website at www.sec.gov.
The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager has retained the Sub-Adviser pursuant to a separate sub-advisory agreement, described below, under which the Sub-Adviser chooses the Fund’s investments and provides related advisory services to the Fund.
The investment advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.
The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Fund’s prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund’s net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:
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Fiscal Year Ended 10/31	Management Fees Paid to the Manager
2016	$12,000,038
2017	$12,229,336
2018	$12,952,620
The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.
The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name “Oppenheimer” in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name “Oppenheimer” as part of its name.
The Sub-Advisory Agreement. Under the sub-advisory agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities, commodity interests and the property comprising the assets of the Fund. The Sub-Adviser selects securities and/or commodity interests for the Fund’s portfolio and provides related advisory services. The portfolio manager(s) of the Fund is employed by the Sub-Adviser and is principally responsible for the provision of advisory services to the Fund’s portfolio. Other members of the Sub-Adviser’s investment teams provide the portfolio manager(s) with counsel and support in managing the Fund’s portfolio.
Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by the Manager, not by the Fund.
The sub-advisory agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.
In addition, as described below under “Organization and Management of Wholly-Owned Subsidiary,” the Subsidiary has entered into a separate contract with the Manager for the management of the Subsidiary’s portfolio. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund’s Board of Trustees for such termination.
Portfolio Managers. The Fund is managed by Alessio de Longis and Benjamin Rockmuller (referred to as the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund’s investments.
•	Other Accounts Managed. In addition to managing the Fund’s investment portfolio, Mr. de Longis and Mr. Rockmuller also manage other investment portfolios and other accounts on behalf of the Sub-Adviser or its affiliates. The following table provides information regarding those other portfolios and accounts as of October 31, 2018. No portfolio or account has an advisory fee based on performance.

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed	Total Assets in Other Accounts Managed[4]
Alessio de Longis	3	$565.09[1]	1	$733.63[3]	0	$0
Benjamin H. Rockmuller	3	$565.09[1]	2	$38.32[2]	2	$20.08[3]
1.	In billions.
2.	In millions.
3.	In thousands.
4.	Does not include personal accounts of the portfolio manager and his/her family, which are subject to the Code of Ethics.
As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the
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Fund. Not all funds and accounts advised by the Sub-Adviser have the same management fee. If the management fee structure of another fund or account is more advantageous to the Sub-Adviser than the fee structure of the Fund, the Sub-Adviser could have an incentive to favor the other fund or account. However, the Sub-Adviser’s compliance procedures and Code of Ethics recognize the Sub-Adviser’s obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.
Compensation of Portfolio Managers. Portfolio managers are employed and compensated by the Sub-Adviser or an affiliate, not by the Fund. Under the compensation program for portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Sub-Adviser. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. A portfolio manager’s compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflicts of interest arising from a portfolio manager’s responsibilities managing different funds or accounts.
Portfolio manager compensation generally consists of three components: a base salary, an annual bonus, and eligibility to participate in long-term awards. In general, the average proportion of total compensation among these three components is as follows: base salary is 15%, annual bonus is 65%, and long-term awards are 20%.
The base pay component for each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.
The annual bonus is calculated based on two factors: a formulaic performance portion and a discretionary portion. In general, the formulaic performance portion is a much larger part of the annual bonus than the discretionary portion. The formulaic performance portion of the annual bonus is measured against the one, three and five year performance, or performance since inception, as applicable, of the fund(s) relative to an appropriate Morningstar peer group category selected by senior management. Performance is measured on a pre-tax basis. The compensation structure is weighted towards long-term performance of the funds, with one year performance weighted at 20%, three year performance rated at 30%, and five year performance weighted at 50%. This formula has the effect of rewarding consistently above median performance, which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, formulaic performance based bonus.
The discretionary portion of the annual bonus is determined by senior management of the Sub-Adviser and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.
Finally, the long-term award component consists of grants in the form of appreciation rights in regard to the common stock of the Sub-Adviser’s holding company parent, restricted shares of such common stock, as well as deferred cash investments in the fund(s) managed by a portfolio manager. Portfolio managers must elect to receive between 20% and 50% of their annual long-term award component in the form of a deferred cash award indexed to the portfolio(s) and fund(s) managed. These awards settle in cash at the end of a three-year vesting period. Through this long-term award component, the interests of the portfolio managers are further aligned with those of fund shareholders.
The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above. A portfolio manager’s compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from that described below.
The peer group category for the portfolio managers with respect to the Fund is Morningstar - World Allocation.
•	Ownership of Fund Shares. As of October 31, 2018, the Portfolio Manager(s) beneficially owned shares of the Fund as follows:

Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Alessio de Longis	$100,001–$500,000
Benjamin Rockmuller	$100,001–$500,000
Organization and Management of Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity and financial futures and option contracts, Gold ETFs, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions.
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The Subsidiary is an exempted company incorporated with limited liability under the laws of the Cayman Islands, whose registered office is located at the offices of Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Subsidiary’s affairs are overseen by a board of directors consisting of the following directors:
Sophia A. Dilbert: Ms. Dilbert serves as an independent director on a wide range of alternative investment funds, including fund of funds, hedge funds, private equity funds and segregated portfolio companies. Ms. Dilbert works at MaplesFS, which she joined in 2012. Prior to joining MaplesFS, Ms. Dilbert was Global Head of Legal at Admiral Administration Ltd. in the Cayman Islands, starting there in 2007, where she was responsible for advising on all legal and regulatory matters. Ms. Dilbert was also responsible for the implementation of global policies and procedures. Prior to that, Ms. Dilbert worked for Stuart Walker Hersant as a senior associate in the Cayman Islands, specialising in investment funds and general corporate law. Ms. Dilbert commenced her career with Maples and Calder where she spent eight years as an associate attorney specialising in capital markets and investment funds. Her area of practice also included general corporate and commercial law, real estate, immigration and employment matters. Ms. Dilbert graduated from the University of Liverpool with a Bachelor of Laws with Honours. She is an Attorney-at-Law and is a member of the Caymanian Bar Association, the Cayman Islands Law Society and the Honourable Society of Middle Temple in the United Kingdom. She is a member of the Cayman Islands Directors Association and a member of the Council of the Cayman Islands Stock Exchange.
Letitia Solomon: Ms. Solomon serves as an independent director on a wide range of alternative investment funds including fund of funds, hedge funds, private equity funds, and segregated portfolio companies. Ms. Solomon works at MaplesFS, which she joined in 2008. Prior to joining MaplesFS, Ms. Solomon worked at Deloitte in the Cayman Islands as a senior manager from 2005 to 2007, where she was responsible for a team of consultants providing consulting services to private and public sector entities. Prior to that, Ms. Solomon worked in the Ministry of Finance of the Cayman Islands Government as an assistant financial secretary starting there in 1996. During her time there, Ms. Solomon developed regulatory policy and guidelines for the financial services industry, liaised with the financial services associations in considering regulatory issues impacting the industry as well as changes to legislation, regulations, anti-money laundering policies, procedures and guidance notes and provided general administration and oversight of the affairs and business of the Cayman Islands Monetary Authority (“CIMA”). Ms. Solomon commenced her career with CIMA where she spent nine years providing supervision and regulation of financial services entities and ensuring compliance with relevant laws and regulations. She is also a former director of the board of CIMA. Ms. Solomon graduated from the University of South Florida with a Bachelor of Science Degree in Finance. She holds a MBA from Edinburgh University, Scotland. Ms. Solomon has also received the Accredited Director designation from the Chartered Secretaries Canada. She is a member of the Cayman Islands Directors Association.
Brian S. Petersen: Mr. Petersen’s biographical information appears above in the chart “Other Officers of the Fund.”
The services of Sophia A. Dilbert and Letitia Solomon are being provided by Maples Fiduciary Services (Cayman) Limited (“MaplesFS”), a regulated entity in the Cayman Islands.
MaplesFS has entered into a Director Services Agreement with the Subsidiary which sets out the terms on which it will provide the services of Sophia A. Dilbert and Letitia Solomon.
The directors provided by MaplesFS are non-executive directors of the Subsidiary. They may be engaged in any other business and/or be concerned or interested in or act as directors or officers of any other company or entity. Neither MaplesFS nor any of the directors supplied by MaplesFS are responsible for (i) the commercial structuring of the Subsidiary or its investment strategy, (ii) the purchase or sale of any investment on behalf of the Subsidiary (which is the responsibility solely of the Investment Manager), (iii) the valuation of the assets of the Subsidiary, or (iv) any loss or damage caused by the acts or omissions of the Manager, any other service provider to the Subsidiary, or any of their delegates or sub-delegates unless any such loss or damage is actually occasioned by the actual fraud, willful default or gross negligence (as defined in the Director Services Agreement) of the directors supplied by MaplesFS.
The Subsidiary’s Articles of Association (the “Articles”) provide that every director and officer of the Subsidiary shall be indemnified out of the assets of the Subsidiary against any liability incurred as a result of any act or failure to act in carrying out his or her functions other than such liability (if any) that may be incurred by reason of the actual fraud, willful default or gross negligence of such director or officer. The Articles also provide that no such director or officer shall be liable to the Subsidiary for any loss or damage in carrying out his or her functions unless that liability arises through the actual fraud, willful default or gross negligence of such director or officer.
The Director Services Agreement provides that none of MaplesFS or any of the directors provided by the Maples Group shall be liable to the Subsidiary under or in connection with the Director Services Agreement in an amount more than that specified in the Agreement, except in circumstances where such liability was caused by the actual fraud of MaplesFS or, as the case may be, any of the directors provided by the Maples Group. To the extent that the Subsidiary’s directors are considered “commodity pool operators” subject to registration with the CFTC, each Director has delegated to OFI Global Asset Management, Inc. his or her rights and responsibilities as a “commodity pool operator” with respect to the Subsidiary.
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The Subsidiary has entered into separate contracts with the Manager for the management of the Subsidiary’s portfolio. The Subsidiary has also entered into separate contracts with the Manager for the management of the Subsidiary’s portfolio. KPMG LLP performs certain audit procedures for the Subsidiary in conjunction with its consolidation with the Fund. The Subsidiary has also entered into arrangements with JP Morgan Chase Bank to serve as the Subsidiary’s custodian, and with OppenheimerFunds Services to serve as the Subsidiary’s transfer agent. The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Fund. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.
The Fund pays the Manager a fee for its services. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund’s Board of Trustees for such termination. The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Fund’s own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund’s investment in the Subsidiary will not result in the Fund’s paying duplicative fees for similar services provided to the Fund and Subsidiary.
Please refer to the section titled “Dividends and Taxes” for information about certain tax aspects of the Fund’s investment in the Subsidiary.
Brokerage Policies of the Fund
Brokerage Provisions of the Investment Advisory Agreement and the Sub-Advisory Agreement. One of the duties of the Sub-Adviser under the sub-advisory agreement is to arrange the portfolio transactions for the Fund. The sub-advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The sub-advisory agreement authorizes the Sub-Adviser to employ broker-dealers, including “affiliated brokers,” as that term is defined in the Investment Company Act, that the Sub-Adviser thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the “best execution” of the Fund’s portfolio transactions. “Best execution” means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm’s ability to provide prompt and reliable execution.
The Sub-Adviser need not seek competitive commission bidding. However, the Sub-Adviser is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Fund is not required to pay the lowest available commission. Under the investment advisory and sub-advisory agreements, in choosing brokers to execute portfolio transactions for the Fund, the Manager and the Sub-Adviser may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager or the Sub-Adviser makes a good faith determination that the commission is fair and reasonable in relation to the services provided.
Brokerage Practices Followed by the Sub-Adviser. The Sub-Adviser allocates brokerage for the Fund subject to the provisions of the sub-advisory agreement and other applicable rules and procedures described below.
The Sub-Adviser’s portfolio traders allocate brokerage based upon recommendations from the Sub-Adviser’s portfolio managers, together with the portfolio traders’ judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Sub-Adviser’s executive officers supervise the allocation of brokerage.
Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.
Other accounts advised by the Sub-Adviser have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Sub-Adviser tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Sub-Adviser or its affiliates. If two or more accounts advised by the Sub-Adviser purchase the same security on the same day from the same dealer, each participating account in that aggregated order would receive the average share price for all transactions to the extent that order is filled through a series of transactions on that day.
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Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund’s shares by (1) directing to that broker or dealer any of the fund’s portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund’s portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of “step-out” transaction). In other words, a fund and its investment adviser cannot use the fund’s brokerage for the purpose of rewarding broker-dealers for selling a fund’s shares.
However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager and the Sub-Adviser have adopted procedures (and the Fund’s Board has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the “best execution” considerations discussed above. Those procedures are designed to prevent: (1) the Sub-Adviser’s personnel who effect the Fund’s portfolio transactions from taking into account a broker’s or dealer’s promotion or sales of the Fund shares when allocating the Fund’s portfolio transactions, and (2) the Fund, the Manager, the Sub-Adviser and the Distributor from entering into agreements or understandings under which the Sub-Adviser directs or is expected to direct the Fund’s brokerage directly, or through a “step-out” arrangement, to any broker or dealer in consideration of that broker’s or dealer’s promotion or sale of the Fund’s shares or the shares of any of the other Oppenheimer funds.
The investment advisory and sub-advisory agreements permit the Manager and the Sub-Adviser to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager or Sub-Adviser by a broker through which trades are placed or by a third party at the instance of the broker.
Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager or Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager or Sub-Adviser in the investment decision making process may be paid in commission dollars.
Although the Manager and Sub-Adviser currently do not do so, the Board may permit the Manager and Sub-Adviser to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager or Sub-Adviser that: (i) the trade is not from or for the broker’s own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager and Sub-Adviser to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.
The research services provided by brokers broaden the scope and supplement the research activities of the Manager and Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the Manager and Sub-Adviser to obtain market information for the valuation of securities that are either held in the Fund’s portfolio or are being considered for purchase. The Manager and Sub-Adviser provide information to the Board about the commissions paid to brokers furnishing such services, together with the Manager’s and Sub-Adviser’s representation that the amount of such commissions was reasonably related to the value or benefit of such services.
During the fiscal year ended October 31, 2016, 2017, and 2018, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended October 31, 2018, the Fund paid $1,425,189 in commissions to firms that provide brokerage and research services to the Fund with respect to $2,849,409,184 of aggregate portfolio transactions. All such transactions were on a “best execution” basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.
Fiscal Year Ended 10/31	Total Brokerage Commissions Paid by the Fund*
2016	$881,632
2017	$1,022,386
2018	$1,634,435
*	Amounts do not include spreads or commissions on principal transactions on a net trade basis.
Regular Broker-Dealers. If the Fund has acquired during its most recent fiscal year, securities of its regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act or of their parents, the following table identifies those regular brokers or dealers or their parents that derived more than 15% of their gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser as of the fiscal year ended October 31, 2018:
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Name of Regular Broker or Dealer or Parent of Regular Broker or Dealer	Aggregate Holdings of the Securities of the Issuer as of the Fiscal Year Ended October 31, 2018
Citigroup Global Markets	$4,920,628.20
Goldman Sachs & Company	$3,303,924.20
HSBS Holdings PLC	$1,824,360.03
Distribution and Service Arrangements
The Distributor. Under its General Distributor’s Agreement with the Fund, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.
The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges (“CDSCs”) retained by the Distributor on the redemption of shares during the Fund’s three most recent fiscal years are shown in the tables below.
Class A Front-End Sales Charges
Fiscal Year Ended 10/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor*
2016	$903,197	$258,943
2017	$927,253	$262,553
2018	$816,224	$216,723
*	Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

Concessions Advanced by Distributor
Fiscal Year Ended 10/31:	Concessions on Class A Shares Advanced by Distributor*	Concessions on Class B Shares Advanced by Distributor*,**	Concessions on Class C Shares Advanced by Distributor*	Concessions on Class R Shares Advanced by Distributor*
2016	$20,334	$0	$141,995	$0
2017	$32,976	$0	$137,312	$0
2018	$15,990	$0	$147,266	$0
*	The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class C and Class R shares from its own resources at the time of sale.
**	All outstanding Class B shares were converted to Class A shares on June 1, 2018.

Contingent Deferred Sales Charges
Fiscal Year Ended 10/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B* Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
2016	$0	$26,988	$15,959	$0
2017	$541	$9,197	$18,083	$0
2018	$0	$1,086	$23,585	$0
*	All outstanding Class B shares were converted to Class A shares on June 1, 2018.
Distribution and Service (12b-1) Plans. The Fund has adopted Distribution and Service Plans for Class A, Class C and Class R shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees/Directors, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees/Directors are not “interested persons” of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.
Under the plans, the Distributor may make payments to affiliates. A plan continues in effect from year to year only if the Fund’s Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees/Directors or by the vote of the holders of a “majority” (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.
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The Board and the Independent Trustees/Directors must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class.
At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made.
While each plan is in effect, the Independent Trustees/Directors of the Fund will select and nominate any other Independent Trustees/Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees/Directors.
No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees/Directors from time to time.
In addition to payments made under the plan, the Sub-Adviser or the Distributor may make substantial payments from their own resources to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance or services that promote sales of the Fund’s shares. These payments, some of which may be referred to as “revenue sharing,” may relate to the Fund’s inclusion on a financial intermediary’s preferred list of funds offered to its clients.
Class A Distribution and Service Plan. Under the Class A distribution and service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund’s investment plans available and providing other services at the request of the Fund or the Distributor. The Class A distribution and service plan permits compensation to the Distributor at a rate of 0.25% of average annual net assets of Class A shares. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally makes payments to plan recipients in advance for the first year after shares are purchased and then makes payments periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.
The Distributor does not receive or retain the service fee for Class A share accounts when the investor does not have a broker of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so.
Under the Class A distribution plan, the plan provides for the Fund to pay an asset-based sales charge to the Distributor calculated at an annual rate of 0.25% of the daily net assets of Class A shares of the Fund. Effective January 1, 2003, the Board set that rate to zero. Prior to that date, the Fund paid the Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993, and 0.10% of average annual net assets representing Class A shares purchased on or after that date. The Distributor paid the entire asset-based sales charge to brokers, dealers and financial institutions.
For the fiscal year ended October 31, 2018, payments under the Class A service plan totaled $2,830,696, of which $5,607 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, including $181,049 paid to an affiliate of the Distributor’s parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.
Class C and Class R Distribution and Service Plans. Under the Class C and Class R Distribution and Service Plans (each a “Plan” and together the “Plans”), the Fund pays the asset-based sales charge (the “distribution fee”) to the Distributor for its services in distributing Class C and Class R shares. The distribution fee allows investors to buy Class C and Class R shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A service plan, described above.
Payments under the Plans are made in recognition that the Distributor:
•	pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession,
•	pays the service fees in advance or periodically, as described below,
•	may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate,
•	employs personnel to support distribution of Class C and Class R shares,
•	bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses,
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•	may not be able to adequately compensate dealers that sell Class C and Class R shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans,
•	receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees,
•	may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares,
•	may experience increased difficulty selling the Fund’s shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and
•	may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.
The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients. Distribution fees on Class R shares are paid to recipients periodically.
Service fees for the first year after Class C shares are purchased are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has an agreement with the Distributor, the Distributor may pay the Class C service fees to recipients periodically in lieu of paying the first year fee in advance. If Class C shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment. Class R service fees are paid to recipients periodically.
Class C or Class R shares may not be purchased by a new investor without the investor designating a registered broker-dealer. Where a current investor no longer has a broker-dealer of record for an existing account, the account will be held on behalf of the Fund(s). In those cases, the Distributor will then retain the distribution fees paid on Class C and Class R shares, but will not retain any service fees.
Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor’s actual expenses in selling Class C and Class R shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC’s collected on redeemed shares.
The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class C expenses by 1.00% and increase the annual Class R expenses by 0.50% of net assets.
Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 10/31/18
Class	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate
Class B Plan*	$20,599	$31,338	$574
Class C Plan	$2,361,675	$232,860	$64,555
Class R Plan	$214,397	$28,798	$22,222
*	All outstanding Class B shares were converted to Class A shares on June 1, 2018.
All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.
Payments to Financial Intermediaries
Financial intermediaries may receive various forms of compensation or reimbursement in the form of 12b-1 distribution and service plan payments as described in the preceding section. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary’s clients, also described in this SAI. In addition, the Sub-Adviser, the Transfer Agent, Sub-Transfer Agent and the Distributor may make payments to broker-dealers, other financial intermediaries or to service providers for some or all of the following services: distribution, promotional and marketing support, operational and recordkeeping, sub-accounting, networking and administrative services.
The types of financial intermediaries that may receive compensation for providing such services include, but are not limited to, broker-dealers, financial advisors, registered investment advisers, sponsors of fund “supermarkets,” sponsors of fee-based advisory or wrap fee-based programs, sponsors of college and retirement savings programs, banks, trust
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companies, retirement plan or qualified tuition program administrators, third party administrators, financial intermediaries that offer products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.
Types of payments to financial intermediaries may include, without limitation, all or portions of the following:
1.	Payments made by the Fund, or by an investor buying or selling shares of the Fund, including:
•	an initial front-end sales charge, all or a portion of which is payable by the Distributor to financial intermediaries (see the “More About Your Account” section in the Fund’s prospectus); and
•	ongoing asset-based distribution and/or service fees (described in the section “Distribution and Service Arrangements - Distribution and Service (12b-1) Plans” above).
2.	Payments made by the Transfer Agent or Sub-Transfer Agent to financial intermediaries, to compensate or reimburse them for services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, operational and recordkeeping and other administrative services. These payments are made out of the Transfer Agent’s or Sub-Transfer Agent’s own resources and/or assets, including from the revenues or profits derived from the transfer agency fees the Transfer Agent receives from the Fund.
Financial intermediaries will not receive any operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” for Class I shares.
3.	In addition, the Sub-Adviser or Distributor may, at their discretion, make the following types of payments from their own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Manager for sub-advisory services on behalf of the Fund. Payments are made based on the guidelines established by the Sub-Adviser and Distributor, subject to applicable law. These payments are often referred to as “revenue sharing” payments, and may include, but are not limited to:
•	compensation for marketing or promotional support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and other promotional or marketing services; and
•	other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.
4.	The Distributor may also provide, accept and/or cover the cost of certain non-cash compensation items, subject to internal policies and applicable FINRA regulations.
Although an intermediary that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, neither the Manager, the Sub-Adviser nor any advisory affiliate considers a financial intermediary’s sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.
Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:
•	charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems;
•	marketing, promotional support and program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee-based programs, fund “supermarkets,” bank or trust company products or insurance companies’ variable annuity or variable life insurance products;
•	placement on the dealer’s list of offered funds;
•	providing representatives of the Distributor with access to a financial intermediary’s sales meetings, sales representatives and management representatives; or
•	firm support, which may include, but is not limited to, business planning assistance, “due diligence” or training meetings, advertising, or educating a financial intermediary’s sales personnel about the Oppenheimer funds.
These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund’s prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Transfer Agent, Sub-Transfer Agent, Sub-Adviser or the Distributor and any services it provides, as well as the fees and commissions it charges.
For the year ended December 31, 2017, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of one or more of the Oppenheimer funds and received revenue sharing or similar
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distribution-related payments (of at least $5,000) from the Sub-Adviser or the Distributor for marketing or program support:
1st Global Capital Corp.
ADP Broker-Dealer, Inc.
Alerus Retirement Solutions
Allstate Life Insurance Company
American General Annuity Insurance Company
American United Life Insurance Co.
Ameriprise Financial Services, Inc.
Ameritas Life Insurance Company
Annuity Investors Life Insurance Company
Ascensus, Inc.
AXA Equitable Life Insurance Company
Bank of America Merrill Lynch
Benefit Consultants Group
Benefit Plans Administrative Services, Inc.
Benefit Trust Company
BMO Harris Bank, N.A.
Charles Schwab & Co., Inc.
CUNA Mutual Group
Davenport & Company LLC
David Lerner Associates, Inc.
Delaware Life Insurance Company
Digital Retirement Solutions
Edward Jones and Company
Fidelity Brokerage Services LLC
Genworth Financial, Inc.
Great-West Life and Annuity Insurance Company
GWFS Equities, Inc.
H.D. Vest Investment Services, Inc.
Hartford Life Insurance Company
Hewitt Associates LLC
Jefferson National Life Insurance
John Hancock Life Insurance Company
John Hancock Trust Company LLC
J.P. Morgan Broker-Dealer Holdings, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning LLC
Lincoln National Life Insurance Company
LPL Financial Corporation
Massachusetts Mutual Life Insurance Company
Matrix Settlement & Clearance Services
Mercer HR Services
MetLife Investors Insurance Company
Mid Atlantic Capital Corporation
Midland National Life Insurance Company
Milliman, Inc.
Minnesota Life Insurance Company
Mony Life Insurance Company of America
Morgan Stanley Smith Barney LLC
Nationwide Financial Services, Inc.
Newport Retirement Services
Northwest Plan Services Inc.
Oppenheimer & Co. Inc.
Pacific Life Insurance Company
PenServ Plan Services, Inc.
Pershing LLC
Phoenix Life Insurance Company
Plan Administrators Inc.
PlanMember Securities Corporation
PNC Bank N.A.
Principal Life Insurance Company
Protective Life and Annuity Insurance Company
Prudential Investment Management Services LLC
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Reliance Trust Co.
Robert W. Baird & Co.
Sammons Financial Network, LLC
Security Benefit Life Insurance Company
Security Financial Resources, Inc.
SEI Private Trust Company
Standard Insurance Company
Stifel Nicolaus & Company Incorporated
T. Rowe Price
TD Ameritrade Clearing, Inc.
The Guardian Insurance & Annuity Company, Inc.
Tiaa-Cref Individual & Institutional Services, LLC
Transamerica Life Insurance Co.
Transamerica Retirement Services
Trust Company of America
UBS Financial Services, Inc.
Ultimus Fund Solutions, LLC
Union Central Life Insurance Company
U.S. Bank N.A.
VALIC Financial Advisors, Inc.
Vanguard Group
Voya Financial
Wells Fargo Clearing Services, LLC
Zurich American Life Insurance Company

For the year ended December 31, 2017, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) received payments from the Transfer Agent or Sub-Transfer Agent (of at least $2,500) for operational and recordkeeping, networking, sub-accounting or administrative services provided:
1st Global Capital Corp.
Advisor Group
Allstate Life Insurance Company
American General Annuity Insurance Company
American Portfolios Financial Services, Inc.
Ameriprise Financial Services, Inc.
Ameritas Life Insurance Company
AXA Advisors, LLC

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Bank of America Merrill Lynch
Cadaret Grant & Co.
Cambridge Investment Research
CCO Investment Services Corp.
Cetera Financial Group, Inc.
Charles Schwab & Co., Inc.
Citigroup Global Markets Inc.
Commonwealth Financial Network
CUNA Brokerage Services, Inc.
CUSO Financial Services, LP
Delaware Life Insurance Company
E*TRADE Financial
Edward Jones and Company
Genworth Financial, Inc.
GWFS Equities, Inc.
H.D. Vest Investment Services, Inc.
Hartford Life Insurance Company
Janney Montgomery Scott LLC
J.P. Morgan Securities, LLC
Kestra Investment Services, LLC
Ladenburg Thalmann & Co. Inc.
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, LLC
Lincoln National Life Insurance Company
LPL Financial Corporation
Massachusetts Mutual Life Insurance Company
MetLife Investors Insurance Company
Midland National Life Insurance Company
Morgan Stanley Smith Barney LLC
MSI Financial Services, Inc.
National Planning Holdings, Inc.
Nationwide Financial Services, Inc.
Northwestern Mutual Investment Services, LLC
Oppenheimer & Co. Inc.
Pacific Life Insurance Company
Park Avenue Securities LLC
Pershing LLC
PNC Investments LLC
Protective Life and Annuity Insurance Company
Prudential Investment Management Services LLC
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W. Baird & Co.
Security Benefit Life Insurance Company
Signator Investors, Inc.
State Farm VP Management Corp.
Stifel Nicolaus & Company Incorporated
The Guardian Insurance & Annuity Company, Inc.
Thrivent Investment Management
Transamerica Life Insurance Co.
UBS Financial Services, Inc.
Union Central Life Insurance Company
U.S. Bancorp Investments, Inc.
Voya Financial
Wells Fargo Clearing Services, LLC
Zurich American Life Insurance Company
About Your Account
The Fund’s prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund’s policies regarding those share transactions. It should be read in conjunction with the information in the Fund’s prospectus. The appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers” provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.
Determination of Net Asset Value Per Share. The net asset value, or “NAV,” of the Fund is determined by subtracting the expenses and liabilities attributable to the Fund as a whole from the value of the Fund’s assets. The net assets attributable to each class is determined by pro rating the net assets of the Fund according to the relative number of shares of each class. The net asset value per share for each class of shares of the Fund is determined by subtracting from the value of the Fund’s net assets attributable to the class, those expenses and liabilities that are attributable to the class, and dividing the result by the number of shares of that class that are outstanding.
The NAV is determined as of 4:00 p.m., Eastern time, on each day that the New York Stock Exchange (the “NYSE”) is open, except if there is an NYSE scheduled early closing the Fund will calculate the net asset value for each share class as of the NYSE scheduled early closing time (the “Valuation Time”). The NYSE’s most recent annual announcement (which is subject to change) states that it will close on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.
Trading in certain securities may occur when the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund’s NAVs will not be calculated on those days, the value of the Fund’s assets, and in turn, the Fund’s NAVs may be significantly affected when shareholders may not purchase or redeem shares.
Securities Valuation. The Fund’s Board has adopted valuation procedures for the valuation of the Fund’s assets and has delegated the day-to-day responsibility for valuation, including fair value determinations, under those procedures to the
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Manager. The Manager has established a valuation committee which oversees those responsibilities. Fair value determinations are subject to review and approval or ratification by the Board at or prior to its next scheduled meeting after the fair valuations are determined.
Depending on the type of asset held by the Fund, assets are generally valued as follows:
•	Equity securities (both U.S. and foreign) traded on a securities exchange are valued based on the official closing price on the principal exchange on which the security is traded, prior to when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If neither the official closing price nor the last sales price is available, the security is valued based on prices derived from bid and/or asked quotes from the exchange or broker-dealers or at fair value.
•	Fixed Income securities (both U.S. and foreign and including corporate, government and municipal or tax-exempt securities), event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices as determined by a pricing service or by utilizing evaluated prices provided by third party pricing services who may use matrix pricing methods to determine the evaluated prices. Standard inputs generally considered by third-party pricing vendors include, but are not limited to, reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other factors. Pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some Fund trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. If a security cannot be valued in the manner stated above, the security is valued based on information derived from bid and/or asked prices for round lots from broker-dealers. If a fixed income security with a remaining maturity of 60 days or less cannot be valued in the manner stated above, the security is valued at cost adjusted by the amortization of discount or premium to maturity.
•	Exchange-traded derivatives (other than futures and futures options) are valued at the last sale price on their principal exchange. If the exchange-traded derivative cannot be valued at the last sale price, it is valued at the mean between the closing bid and asked prices on the exchange. Futures and futures options traded on an exchange are generally valued at the official settlement price on their principal exchange. Over-the-counter (OTC) derivatives (other than a forward currency exchange contract) are valued by a pricing service or if a value from the pricing service is not available, by one or more prices from dealers, which may be or include the counterparty to the derivative transaction.
•	Shares of an investment company or a fund’s wholly-owned subsidiary (if applicable) that are not traded on an exchange and shares of OFI Global China Fund LLC are valued at their NAV per share.
Fair Value Pricing. Securities for which market quotations are not readily available or of an issuer or market to which a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee attempts to consider all relevant facts that are reasonably available, through either public information or other reasonably available information, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Fair Value Pricing of Foreign Securities. Many foreign markets close hours before the Fund values its foreign investments. As a result, significant events, including events affecting a specific issuer or security, broad market movements or volatility that occurs in U.S. markets after the close of foreign securities markets, may occur during that time that could affect the values of foreign securities held by the Fund, and in turn, the Fund’s net asset values. The Fund uses fair value pricing more frequently for foreign securities to take those factors into account. Because some foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot buy or redeem Fund shares.
Additionally, the Manager has contracted with a pricing service that provides a methodology to assist in monitoring for significant events that may materially affect the value of foreign securities of the Fund, or to adjust closing or evaluated prices of securities traded in foreign or domestic markets as of the Valuation Time, based upon factors such as, but not limited to, volatility of certain securities markets (measured by changes in an appropriate market index) and the correlation of a foreign security’s sensitivity to such U.S. market volatility.
Valuation of the Subsidiary and its Underlying Investments. The securities valuation procedures for the Fund are the same used in valuing the Subsidiary’s portfolio investments and shares of the Subsidiary.
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Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund’s assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.
For calculating the Fund’s net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund’s total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allocated equally to each outstanding share within a given class.
Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.
How to Buy Shares
The Oppenheimer Funds. The “Oppenheimer funds” are those mutual funds for which the Distributor acts as distributor and currently include the following:
OFI Pictet Global Environmental Solutions Fund
OFI SteelPath Series Trust:
Oppenheimer SteelPath MLP & Energy Infrastructure Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Focus Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Integrity Funds:
Oppenheimer Global Unconstrained Bond Fund
Oppenheimer Preferred Securities and Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Intermediate Income Fund
Oppenheimer Intermediate Term Municipal Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Equity Fund
Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Macquarie Global Infrastructure Fund
Oppenheimer Main Street Funds:
Oppenheimer Main Street Fund
Oppenheimer Main Street All Cap Fund
Oppenheimer Main Street Mid Cap Fund
Oppenheimer Main Street Small Cap Fund
Money Market Funds:
Oppenheimer Government Cash Reserves
Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund
Oppenheimer Multi-State Municipal Trust:
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Municipal Fund
Oppenheimer Portfolio Series Funds:
Active Allocation Fund
Conservative Investor Fund
Growth Investor Fund
Moderate Investor Fund
Oppenheimer Quest for Value Funds:
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Short Duration High Yield Municipal Fund:
Oppenheimer Rochester Short Duration High Yield Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Series Fund:
Oppenheimer Value Fund
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Oppenheimer Short Term Municipal Fund
Oppenheimer Small Cap Value Fund
Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath Panoramic Fund
Oppenheimer Ultra-Short Duration Fund
Rochester Portfolio Series:
Oppenheimer Rochester Limited Term New York Municipal Fund
Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class offers different shareholder privileges and features. The net income attributable to each class of shares and the dividends payable on each class of shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which some share classes are subject.
The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares of the Oppenheimer funds normally are sold subject to an initial sales charge (except Oppenheimer Government Cash Reserves, Oppenheimer Government Money Market Fund and Oppenheimer Ultra-Short Duration Fund). The purpose of the deferred sales charge and asset-based sales charge that are applicable to some other share classes is the same as that of the initial sales charge on Class A shares of many of the Oppenheimer funds—to compensate the Distributor and brokers, dealers and financial institutions that sell shares of those funds. A salesperson who is entitled to receive compensation from his or her firm for selling shares of the Oppenheimer funds may receive different levels of compensation for selling one class of shares rather than another.
Class A Sales Charges Reductions and Waivers. There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except for the money market funds (under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a CDSC). As discussed in the Fund’s prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling expenses, or when a financial intermediary has entered into an agreement with the Distributor. The appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers” includes additional information regarding certain of these sales charge reductions and waivers.
A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.
Letter of Intent. Under a Letter of Intent (a “Letter”), you may be able to reduce the initial sales charge rate that applies to your Class A share purchases of the Fund if you purchase Class A or Class C shares of the Fund or Class A or Class C shares of other Oppenheimer funds or Class A and Class C units of advisor sold college savings programs, for which an affiliate of the Manager or the Distributor serves as the Program Manager or Program Distributor.
A Letter is an investor’s statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13 month period (the “Letter period”), which begins on the date of the investor’s first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to any purchases that are made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in “Terms of Escrow That Apply to Letters of Intent” below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying college savings program holdings.
To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of “qualified” Class A and Class C shares and Class A and Class C units during the Letter period. Purchases of Class R, Class Y or Class I shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Government Money Market Fund or Oppenheimer Government Cash Reserves on which a sales charge has not been paid do not count as “qualified” shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor’s total holdings of qualified shares on the last day of the Letter period equals or exceeds the intended purchase amount.
If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.
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If subsequent eligible purchases during the Letter period cause the amount of total eligible purchases to exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Fund’s prospectus), the sales charges paid on those subsequent purchases will be charged at the lower rate as permitted under the Fund’s Right of Accumulation policy.
By establishing a Letter, the investor agrees to be bound by the terms of the Fund’s prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.
Terms of Escrow That Apply to Letters of Intent.
1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor’s account.
2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.
3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the section titled “The Oppenheimer Exchange Privilege” in the Fund’s prospectus), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.
4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.
5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.
6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.
Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.
Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund’s shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund’s shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor’s name, or the Fund or the Distributor may seek other redress.
AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House (“ACH”) transfer to buy the shares before the Valuation Time. If the Distributor is instructed to initiate the ACH transfer after the Valuation Time, the shares will be purchased on the next regular business day.
Dividends will begin to accrue on the shares purchased through the ACH system on the next regular business day after the purchase date. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.
Asset Builder Plans. As indicated in the Fund’s prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.
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An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made three business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.
To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the “Asset Builder Plan” information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.
You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.
Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in the appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers.”
Certain special sales charge arrangements described in the appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers” apply to retirement plans whose records are maintained on a daily valuation basis by Bank of America Merrill Lynch (“Merrill Lynch”) or an independent record keeper that has a contract or special arrangement with Merrill Lynch. The amount of assets the plan had in applicable investments on the date the plan sponsor signed the Merrill Lynch record keeping service agreement determines which share classes are available for purchase. If the plan had less than $1 million in such assets, then it may purchase only Class C shares. If the plan had $1 million or more but less than $5 million in such assets it may purchase only Class R shares, if offered by the Fund. If the plan had $5 million or more in such assets it may purchase only Class A shares.
The Transfer Agent or Sub-Transfer Agent has entered into agreements with certain financial intermediaries whereby such intermediaries receive compensation for operational, record keeping, networking and sub-accounting services performed on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan’s record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan’s record keeper.
Financial intermediaries will not receive any operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” for Class I shares.
No operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” will be paid with respect to Class I shares.
Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.
How to Sell Shares
Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal funds wire may be delayed if the Fund’s custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal funds wire.
Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund’s agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day’s net asset value if the order was received by the broker or dealer from its customer prior to the Valuation Time.
For accounts redeemed through a broker-dealer, payment will ordinarily be made within two business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Fund’s prospectus.
Payments “In Kind.” As stated in the Fund’s prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the
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remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution “in kind” of liquid securities from the Fund’s portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under “Determination of Net Asset Value Per Share.” That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. A redemption in kind may result in a taxable gain or loss to a shareholder, based on the difference between the value of the securities received and the shareholder’s tax basis in its Fund shares, to the same extent as a redemption for cash. Additional taxable gain or loss may be realized upon a later sale or disposition of such securities.
The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder, of up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period, must be redeemed solely in cash.
Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.
Requests for distributions from OppenheimerFunds-sponsored IRA’s, SEP-IRA’s, SIMPLE IRA’s, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to “Trustee, OppenheimerFunds Retirement Plans,” c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:
1.	state the reason for the distribution;
2.	if the distribution is premature, state the owner’s awareness of tax penalties; and
3.	conform to the requirements of the plan and the Fund’s other redemption requirements.
Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and Internal Revenue Service Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditions of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.
Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi-annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.
Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor’s principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment. The redemption of shares necessary to make a requested withdrawal payment may result in a taxable gain or loss.
Because of the sales charge assessed on Class A share purchases, shareholders should usually not make additional Class A share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.
The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund prospectus.
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The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.
The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. All dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.
Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.
If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Fund’s prospectus will be followed in determining the order in which the shares are transferred.
Minimum Account Balance. Except for Class I shares, the minimum account balance is $500. The minimum account balance for Class I shares is $250,000, excluding accounts for which the minimum initial investment was waived.
Involuntary Redemptions. The Fund has the right to redeem shares held in any account, except for Class I share accounts, with a value of less than $500. If the Fund exercises this right, a minimum of 30 days’ notice will be provided. Alternatively, the Transfer Agent may set requirements for shareholders so that the shares would not be involuntarily redeemed.
If a Class I account falls below the $250,000 minimum balance, the account may be redeemed or converted into a Class Y share account. This policy does not apply to Class I share accounts for which the minimum initial investment is waived.
Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.
The Fund reserves the authority to modify the minimum balance policies in its discretion.
Reinvestment Privilege. Within three months after redeeming Class A shares, a shareholder may reinvest all or part of the redemption proceeds in Class A shares without a sales charge if:
•	An initial sales charge was paid on the redeemed Class A shares or a Class A CDSC was paid when the shares were redeemed.
The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in “How to Exchange Shares” below. This privilege does not apply to any other share class or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.
Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and, except as provided below, reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if shares on which a sales charge was paid are redeemed before the 91st day after such shares were acquired and if the redemption proceeds are reinvested in shares of the Fund or another of the Oppenheimer funds on or before January 31 of the calendar year following the calendar year in which the Fund shares were redeemed, the shareholder’s basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid for purposes of determining the amount of gain or loss on the redemption. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.
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How to Exchange Shares
Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.
As stated in the Fund’s prospectus, shares of a particular class of an Oppenheimer fund may be exchanged only for shares of the same class of other Oppenheimer funds. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.
You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI.
The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in “Reinvestment Privilege,” above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.
The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days’ notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.
How Exchanges Affect Contingent Deferred Sales Charges. If shares acquired by exchange are later redeemed within the CDSC holding period applicable to those acquired shares, the CDSC applicable to the share class of the Oppenheimer fund you are exchanging into will apply to the acquired shares. This includes the redemption of shares of Oppenheimer Government Cash Reserves and Oppenheimer Government Money Market Fund that were acquired by exchange.
When shares that are subject to a CDSC are exchanged, the priorities for the imposition of the CDSC described in “About Your Account” in the Fund’s prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of any remaining shares.
For circumstances in which a CDSC on shares acquired by exchange may be waived, see the appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers.”
Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.
Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks after notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in “The Oppenheimer Exchange Privilege” section in the Fund’s prospectus.
The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.
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The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.
Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the Valuation Time (the “Redemption Date”). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it is determined that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.
When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.
Shares that are subject to a restriction cited in the Fund’s prospectus or this SAI will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.
Distributions and Taxes
Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions (“distributions”) and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund’s portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.
Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Dividend distributions on Class C and Class R shares are expected to be lower than dividend distributions on Class A, Class Y and Class I shares because of the effect of the asset-based sales charge on Class C and Class R shares. Distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another Oppenheimer fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.
Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Government Money Market Fund. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.
Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Fund’s prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Fund’s prospectus and this SAI is based on tax laws and regulations in effect on the date of the Fund’s prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State, local and non-U.S. tax treatment may differ from the treatment under the Internal Revenue Code as described below.
Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction’s tax rules affecting an investment in the Fund.
Qualification and Taxation as a Regulated Investment Company. The Fund intends to qualify each year to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. As long as it so qualifies, it may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating corporate income tax that would otherwise be imposed on such income or gains. Qualification as a RIC also allows, under certain conditions, for the characterization of the distributions made to shareholders as being composed of specific types of tax-favored income such as corporate dividends and capital gains.
Even though the Fund expects to qualify as a RIC, to the extent that it distributes less than all of its income, it may still be subject to a corporate income tax and an excise tax. In addition, any investment income or proceeds received from a foreign source may be subject to foreign withholding or other taxes, although the rate of any such withholding or other tax may be reduced under an income tax treaty if the qualifications for the benefits of the treaty are met. If possible, the Fund will operate so as to qualify for such reduced rates. Any foreign withholding or other taxes will reduce the Fund’s income
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and capital gain. To the extent investments are made in passive foreign investment companies (described below) corporate income tax and interest charges on distributions or gains may apply, even if those amounts are distributed to shareholders.
Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.
Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in “qualified publicly traded partnerships.”
Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund’s assets must consist of U.S. government securities, securities of other RICs, securities of other issuers (“Other Issuers”) and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund’s assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund’s total assets may be invested, including through corporations in which the Fund owns a 20% or greater voting stock interest, in (1) the securities of any one issuer (other than U.S. government securities and the securities of other RICs), (2) the securities of two or more issuers (other than the securities of other RICs) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.
Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least the sum of 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain over its net long-term capital loss, and 90% of its net tax-exempt income for the taxable year.
Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply and are met) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had “earnings and profits” (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions might qualify for the tax rate on qualified dividend income and, in the case of corporations, they might qualify for the dividends-received deduction.
As discussed above, the Fund needs to satisfy certain requirements relating to the source of its income, diversification of assets, and distribution of income, in order to qualify for favorable U.S. federal tax treatment as a RIC. If the Fund enters into derivative financial instruments or similar transactions, it will consider the requirements for qualification as a RIC, the expected tax treatment of such transactions, as well as the applicable regulatory rules and authorities. However, there may be no direct authority specifically addressing the application of the rules applicable to RICs to certain potential derivative financial instrument activities, including for instance securities lending activities, that may be entered into by the Fund. As a result, in certain cases, the tax treatment of a transaction entered into by the Fund may be uncertain and there can be no assurance that the tax authorities in question or a court of law, will agree with the Fund’s characterization of a transaction in applying the qualification requirements for tax treatment as a RIC, or with respect to the recognition of income, deductions, gain, or loss, or any liability for taxes arising from such transaction.
Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund’s holding period in its investments, change the character of, or accelerate, the Fund’s income, defer or disallow the Fund’s deductions and losses, and compel the Fund to include in taxable income otherwise unrealized appreciation in its assets. For example, if the Fund invests in foreign currencies or securities denominated in foreign currencies, losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income under certain circumstances. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund’s distributions. In addition, part of an “interest” payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.
Certain positions in the Fund’s portfolio may have to be marked to market (that is, treated as if they were sold and repurchased on the last day of the Fund’s taxable year). Such “deemed sales” under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its
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transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules. In addition, the Fund’s investments in zero coupon securities, deferred interest securities, capital appreciation bonds or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities. Effective for taxable years beginning after 2017, Section 451 of the Internal Revenue Code generally requires an accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer’s financial statements. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a RIC and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities earlier than it might otherwise have done.
Passive Foreign Investment Companies. If the Fund invests in a “passive foreign investment company” (“PFIC”), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from certain PFIC distributions or the sale of PFIC shares is allocated ratably to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year’s ordinary income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund’s actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and interest that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and interest would reduce the investment return of the Fund.
If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which PFICs frequently do not provide), the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) and, in lieu of the tax consequences described above, the Fund would be required to include in each year’s income its share of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund.
Alternatively, if the Fund invests in marketable stock of a PFIC, it may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased such PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service. By making either election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC’s stock. The amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test (discussed above) and for excise tax purposes.
A foreign issuer in which the Fund invests will not be treated as a PFIC with respect to the Fund if such issuer is a controlled foreign corporation (“CFC”) and the Fund holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the Fund generally would be a “U.S. Shareholder” of the CFC and would be required to include in gross income each year, as ordinary income, its pro rata share of the CFC’s “subpart F income” (which generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives) whether or not the CFC distributes such amounts to the Fund. Under proposed regulations, such income will be considered “qualifying income” for purposes of the Fund’s qualification as a regulated investment company only to the extent such income is timely distributed to the Fund. If a net loss is realized by a CFC, such loss is generally not available to offset the income earned by the Fund.
Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager and/or OFI may determine that it would be in the shareholders’ best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce shareholder total returns from the Fund.
Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. The Fund’s distributions will be treated as dividends to the extent paid from the Fund’s earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund’s earnings and profits will be treated as a return of capital to the extent of each shareholder’s basis in his or her shares, and any remaining amount in excess of such basis will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital. A reduction in the basis of shares could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale or exchange of the shares.
Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, if the
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Fund invests in stock, a portion of the Fund’s ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on “qualified dividend income” as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the Internal Revenue Service. The percentage of each distribution that corresponds to a particular type of income will generally be based on how much of that income the Fund earns for the taxable year in accordance with the Internal Revenue Service rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund’s taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.
Distributions Derived from Dividends. If the Fund earns dividend income from U.S. corporations, for the Fund’s corporate shareholders to claim the dividends-received deduction against the Fund’s distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock’s ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt-finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund’s shares for at least 46 days during a specified period that includes the portfolio stock’s ex-dividend date and (2) does not debt-finance its investment in the Fund’s shares. To the extent the Fund’s distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.
If the Fund earns qualified dividend income, as discussed below, special rules may also apply to regular dividends paid to a non-corporate shareholder of the Fund. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder’s net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund’s gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund’s gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund’s qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.
“ Qualified dividend income” generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock’s ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include “payments in lieu of dividends” received in securities lending transactions or dividends received from a real estate investment trust or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such real estate investment trust or RIC. Dividends received from a foreign corporation that, for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a PFIC will not be qualified dividends. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.
Pursuant to proposed regulations on which the Funds may rely, distributions by a Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
Although current regulatory guidance is somewhat unclear, subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from the Fund’s investment in a qualified publicly traded partnership will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from a publicly traded partnership. Technical correction legislation to change this treatment is currently under consideration in Congress.
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Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources generally will be treated as ordinary income to the shareholder:
•	income from certain taxable investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, or its agencies and instrumentalities) or from bonds or other debt obligations;
•	income from loans of portfolio securities;
•	income or gains from certain options or futures;
•	any net short-term capital gain;
•	any market discount accrual on tax-exempt bonds; and
•	certain foreign currency gains.
Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund’s shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.
If the Fund elects to retain all or a portion of its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report that portion of the gain as long-term capital gain, will be able to claim that portion of the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.
Foreign Source Income. Investment income and proceeds that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source or other foreign taxes. If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit such shareholder’s share of that amount against the shareholder’s U.S. federal income tax due, or deduct his or her share of that amount from his or her U.S. taxable income. If the Fund has investments in foreign securities, the Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.
Shortly after the end of any year for which it makes such an election, the Fund will report to its shareholders the amount of such foreign tax that must be included in each shareholder’s gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year cannot exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder’s taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign taxes for the taxable year do not exceed $300 ($600 for a joint return).
As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder’s proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.
Tax Consequences of Share Redemptions. If all or a portion of a shareholder’s investment in the Fund is redeemed, the shareholder will generally recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder’s adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.
All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder exercises the exchange or reinvestment privilege within 90 days after acquiring Fund shares, and no later than January 31 of the following calendar
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year, in certain circumstances, any loss that the shareholder recognizes on the redemption or exchange will be reduced, or any gain will be increased, to the extent that any sales charge paid on the redeemed or exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange or reinvestment privilege. Such sales charge will be treated as an amount paid for the new shares.
Additional Taxes on Certain Net Investment Income. An additional 3.8% Medicare tax applies to certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Backup Withholding. The Fund will be required in certain cases to withhold a certain percentage of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an “exempt recipient” (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders after the end of each calendar year with a copy sent to the Internal Revenue Service. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability, provided the required information is timely provided to the Internal Revenue Service.
Taxation of U.S. Tax-Exempt Shareholders. A tax-exempt shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder or if the Fund recognizes “excess inclusion income” and the amount of such income exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). The Fund could recognize excess inclusion income with respect to its indirect investments in real estate investment trusts that hold residual interests in real estate mortgage conduits or which are, or have certain wholly-owned subsidiaries that are, taxable mortgage pools. Tax-exempt shareholders, including in particular charitable remainder trusts, are urged to consult their tax advisers with respect to the particular consequences of an investment in the Fund.
Taxation of Foreign Shareholders. Under the Internal Revenue Code, taxation of a foreign shareholder depends primarily on whether the foreign shareholder’s income from the Fund is effectively connected with the conduct of a U.S. trade or business. A “foreign shareholder” includes, but is not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.
If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status (using the applicable Internal Revenue Service Form W-8), the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not “effectively connected income,” will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign shareholder’s country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the Internal Revenue Service. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.
Properly reported dividends paid to foreign shareholders will generally be exempt from U.S. withholding tax provided such dividends (i) are derived from the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through a financial intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.
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The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above and the possible applicability of U.S. estate tax.
Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. Under proposed regulations, FATCA withholding on the gross proceeds of share redemptions and certain capital gain distributions, scheduled to take effect beginning January 1, 2019, has been eliminated. Such proposed regulations are subject to change. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid Internal Revenue Service Form W-9 or Internal Revenue Service Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid Internal Revenue Service Form W-8BEN-E (or other applicable Form W-8) indicating the entity’s compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this legislation to them.
Tax Considerations with Respect to the Subsidiary. The Fund may invest a portion of its assets in the Subsidiary, which is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the “Safe Harbor”) pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are of a kind customarily dealt in on an organized commodity exchange if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary’s securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary’s gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.
In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business (or lower tax treaty rate), generally payable through withholding. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as “portfolio interest.” The term “portfolio interest” generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.
The Subsidiary is wholly-owned by the Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power or value of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” Because the Fund is a U.S. person that owns all of the stock of the Subsidiary, the Fund is a “U.S. Shareholder” and the Subsidiary is a CFC. As a “U.S. Shareholder,” the Fund is required to include in gross income for United States federal income tax purposes all of the Subsidiary’s “subpart F income” (defined, in part, below), whether or not such income is distributed by the Subsidiary. Under proposed regulations, such income will be considered “qualifying income” for purposes of the Fund’s qualification as a regulated investment company only to the extent such income is timely distributed by the Subsidiary to the Fund. It is expected that all of the Subsidiary’s income will be “subpart F income.” “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is generally not available to offset the income earned by the Fund.
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Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances. Some states may similarly require such transactions to be reported separately with the appropriate state taxing authorities.
Additional Information About the Fund
The Distributor. The Fund’s shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Sub-Adviser that acts as the Fund’s Distributor. The Distributor also distributes shares of the other Oppenheimer funds.
The Transfer Agent. OFI Global Asset Management, Inc. is the Fund’s Transfer Agent. It serves as the Transfer Agent for a fee based on annual net assets. Shareholder Services, Inc., an affiliate of the Transfer Agent, doing business as OppenheimerFunds Services, is the Fund’s Sub-Transfer Agent. OppenheimerFunds Services is responsible for maintaining the Fund’s shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to OppenheimerFunds Services at the address and toll-free numbers shown on the back cover.
Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.
The Custodian. JPMorgan Chase Bank is the custodian of the Fund’s cash balances and portfolio securities, except affiliated mutual fund shares. The custodian’s responsibilities include safeguarding and controlling the Fund’s portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund’s cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation (“FDIC”). Those uninsured balances may at times be substantial. The Sub-Transfer Agent records the Fund’s positions in affiliated mutual fund shares that may be held by the Fund.
Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund’s consolidated financial statements and performs other related audit and tax services. KPMG LLP also acts as the independent registered public accounting firm for the Manager, the Sub-Adviser and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.
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Appendix
Ratings Definitions
Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations (“NRSROs”) listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.
Moody’s Investors Service, Inc. (“Moody’s”)
GLOBAL RATING SCALES
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.1,2
Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings.3 The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.
Global Long-Term Rating Scale
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a (hyb) indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Global Short-Term Rating Scale
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
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U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS
Short-Term Obligation Ratings
While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
* For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.
VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.
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S&P Global Ratings (“S&P”), a part of McGraw-Hill Financial
ISSUE CREDIT RATINGS
A S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Issue credit ratings are based, in varying degrees, on S&P analysis of the following considerations:
•	The likelihood of payment-the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•	The nature of and provisions of the financial obligation and the promise we impute;
•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
LONG-TERM ISSUE CREDIT RATINGS
AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such
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payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
SHORT-TERM ISSUE CREDIT RATINGS
A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
MUNICIPAL SHORT-TERM NOTE RATINGS
An S&P U.S. municipal note rating reflects S&P opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P analysis will review the following considerations:
•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
ISSUER CREDIT RATINGS
An S&P issuer credit rating is a forward-looking opinion about an obligor’s overall creditworthiness. This opinion focuses on the obligor’s capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. Counterparty credit ratings, corporate credit ratings and sovereign credit ratings are all forms of issuer credit ratings. Issuer credit ratings can be either long-term or short-term.
LONG-TERM ISSUER CREDIT RATINGS
AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.
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AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.
A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.
BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.
BB; B; CCC; and CC: Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligor rated ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments.
B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.
CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.
CC: An obligor rated ‘CC’ is currently highly vulnerable. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.
SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ is in default on one or more of its financial obligations including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. An obligor is considered in default unless S&P believes that such payments will be made within five business days of the due date in the absence of a stated grace period, or within the earlier of the stated grace period or 30 calendar days. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor’s rating is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.
NR: An issuer designated ‘NR’ is not rated.
Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
SHORT-TERM ISSUER CREDIT RATINGS
A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.
A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.
A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.
B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C: An obligor rated ‘C’ is currently vulnerable to nonpayment that would result in a ‘SD’ or ‘D’ issuer rating, and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.
R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.
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SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated), excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms, when it came due. An obligor is considered in default unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding hybrid instruments classified as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor’s rating is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.
NR: An issuer designated ‘NR’ is not rated.
Fitch Ratings, Inc.
Fitch Ratings publishes opinions on a variety of scales. The most common of these are credit ratings, but the agency also publishes ratings, scores and other relative opinions relating to financial or operational strength. For example, Fitch also provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.
Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign, financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms investment grade and speculative grade are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.
For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its web page. Such issues are also denoted as ‘NR’.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings please refer to Fitch’s Ratings Transition and Default studies which detail the historical default rates and their meaning. The European Securities and Markets Authority also maintains a central repository of historical default rates.
Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).
The primary credit rating scales can be used to provide a rating of privately issued obligations or certain note issuance programs or for private ratings. In this case the rating is not published, but only provided to the issuer or its agents in the form of a rating letter.
The primary credit rating scales may also be used to provide ratings for a more narrow scope, including interest strips and return of principal or in other forms of opinions such as Credit Opinions or Rating Assessment Services. Credit Opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit Opinions will be indicated using a lower case letter symbol combined with either an '*' (e.g., 'bbb+*') or (cat) suffix to denote the opinion status. Credit Opinions will be point-in-time typically but may be monitored if the analytical group believes information will be sufficiently available. Rating Assessment Services are a notch-specific view using the primary rating scale of how an existing or potential rating may be changed by a given set of hypothetical circumstances. Rating Assessments are point-in-time opinions. Rating Assessments are not monitored; they are not placed on Watch or assigned an Outlook and are not published.
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INTERNATIONAL CREDIT RATING SCALES
The Primary Credit Rating Scales (those featuring the symbols 'AAA'–'D’ and 'F1'–'D') are used for debt and financial strength ratings. This page describes their use for issuers and obligations in corporate, public, structured and infrastructure and project finance debt markets.
Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA–‘; each a rating level). Such suffixes are not added to ‘AAA’ ratings. For corporate finance obligation ratings, they are not appended to rating categories below the ‘CCC’. For all other sectors/obligations, they are not assigned to rating categories below the ‘B’. For the short-term rating category of ‘F1’, a ‘+’ may be appended. For Viability Ratings, the modifiers '+' or '-' may be appended to a rating to denote relative status within categories from 'aa’ to 'b'.
International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments.
The Local Currency International Rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility (T&C) risk).
Foreign Currency Ratings additionally consider the profile of the issuer or note after taking into account T&C risk. This risk is usually communicated for different countries by the Country Ceiling, which caps the foreign currency ratings of most, though not all, issuers within a given country.
Where the rating is not explicitly described in the relevant Rating Action Commentary as local or foreign currency, the reader should assume that the rating is a Foreign Currency Rating (i.e., the rating is applicable for all convertible currencies of obligation).
ISSUER DEFAULT RATINGS
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC: Substantial credit risk. Default is a real possibility.
CC: Very high levels of credit risk. Default of some kind appears probable.
C: Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:
88

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. the formal announcement by the issuer or their agent of a distressed debt exchange.
d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
RD: Restricted default. 'RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
a. an uncured payment default on a bond, loan or other material financial obligation, but
b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
c. has not otherwise ceased operating.
This would include:
i.	the selective payment default on a specific class or currency of debt;
ii.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
iii.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.
D: Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or that has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High short-term default risk. Default is a real possibility.
RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.
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Consolidated Financial Statements
The Fund’s audited Consolidated Financial Statements, included in the Fund’s Annual Report dated October 31, 2018, including the notes thereto and the report of KPMG LLP thereon, are incorporated by reference into this Statement of Additional Information.
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Oppenheimer Global Allocation Fund
Website
www.oppenheimerfunds.com
Investment Adviser and Sub-Adviser
OFI Global Asset Management, Inc. and OppenheimerFunds, Inc.
225 Liberty Street
New York, New York 10281-1008
Distributor
OppenheimerFunds Distributor, Inc.
225 Liberty Street
New York, New York 10281-1008
Transfer Agent and Sub-Transfer Agent
OFI Global Asset Management, Inc. and
Shareholder Services Inc. doing business as OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)
Custodian Bank
JPMorgan Chase Bank
4 Chase Metro Tech Center
Brooklyn, New York 11245
Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202
Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036
PX0257.001.0219

Oppenheimer
Fundamental Alternatives Fund

Prospectus dated February 14, 2019
Oppenheimer Fundamental Alternatives Fund is a mutual fund that seeks total return. It uses multiple alternative long/short strategies.
This prospectus contains important information about the Fund’s objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.
NYSE Ticker Symbols
Class A	QVOPX
Class C	QOPCX
Class R	QOPNX
Class Y	QOPYX
Class I	QOPIX
Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1.800.225.5677.
As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved the Fund’s securities nor have they determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents
The Fund Summary
1	Investment Objective
1	Fees and Expenses of the Fund
2	Principal Investment Strategies
3	Principal Risks
8	The Fund’s Past Performance
8	Investment Adviser
8	Portfolio Manager
8	Purchase and Sale of Fund Shares
9	Taxes
9	Payments to Broker-Dealers and Other Financial Intermediaries
More About The Fund
10	About the Fund’s Investments
27	How the Fund is Managed
More About Your Account
29	About Your Account
30	Choosing a Share Class
30	The Price of Fund Shares
38	How to Buy, Sell and Exchange Shares
44	Dividends, Capital Gains and Taxes
46	Consolidated Financial Highlights
Appendix
52	Special Sales Charge Arrangements and Waivers
To Summary Prospectus

The Fund Summary
Investment Objective. The Fund seeks total return.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts and sales charge waivers is available from your financial professional and in the section “About Your Account” beginning on page 29 of the prospectus, in the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers” and in the section “How to Buy Shares” beginning on page 65 in the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	None	None	None	None
...
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	1%	None	None	None
Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class Y	Class I
Management Fees[2]	0.87%	0.87%	0.87%	0.87%	0.87%
...
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
...
Other Expenses
...
Dividend Expenses on Securities Sold Short	0.55%	0.55%	0.55%	0.55%	0.55%
...
Borrowing Expenses on Securities Sold Short	0.09%	0.09%	0.09%	0.09%	0.09%
...
Other Operating Expenses	0.24%	0.24%	0.26%	0.25%	0.10%
...
Total Annual Fund Operating Expenses	2.00%	2.75%	2.27%	1.76%	1.61%
...
Fee Waiver and/or Expense Reimbursement[3]	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%	2.72%	2.24%	1.73%	1.58%
1.	Expenses have been restated to reflect current fees.
2.	“Management Fees” reflects the gross management fees paid to the Manager by the Fund and the gross management fee for the Subsidiary during the Fund’s most recent fiscal year.
3.	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue to be in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund’s Board.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:
	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$765	$1,169	$1,598	$2,788	$765	$1,169	$1,598	$2,788
...
Class C	$379	$862	$1,472	$3,120	$279	$862	$1,472	$3,120
...
Class R	$230	$714	$1,226	$2,632	$230	$714	$1,226	$2,632
...
Class Y	$177	$556	$960	$2,089	$177	$556	$960	$2,089
...
Class I	$162	$509	$880	$1,924	$162	$509	$880	$1,924
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155% of the average value of its portfolio.
Oppenheimer Fundamental Alternatives Fund	1

Principal Investment Strategies. The Fund’s sub-adviser, OppenheimerFunds, Inc. (the “Sub-Adviser”), exercises a flexible strategy in selecting its investments. The flexibility of the Fund’s overall strategy derives from its use of multiple alternative investment strategies to build a portfolio that seeks total return over the long term by investing in instruments believed to have strong risk-adjusted return potential across asset classes. These multiple alternative investment strategies are currently organized into three distinct strategies, described below, with the allocation based on the portfolio manager’s view of the attractiveness of the various strategies, as well as their risks to the Fund, at any given point in time. The Fund’s long and short exposure within each of the strategies may change depending on the portfolio manager’s view of the opportunities available. The Fund will limit its total short sale positions to no more than 40% of its net assets.
■	Long/Short Equity. The Long/Short Equity strategy can include long and short positions in equities, equity-sensitive convertibles and derivatives including options, futures, swaps, and structured notes.
■	Long/Short Credit. The Long/Short Credit strategy can include long and short positions in a variety of fixed-income securities including loans, asset-backed securities, event-linked bonds (also referred to as catastrophe bonds), credit-sensitive convertibles, high-grade, high yield and distressed credit, sovereign debt, and derivatives, including options, futures, swaps, and structured notes.
■	Long/Short Macro. The Long/Short Macro strategy can include long and short positions that provide exposure to interest rates, credit spreads, sovereign debt, currencies, commodities, volatility, equities and equity indices, and derivatives, including options, futures, swaps, and structured notes.
The Fund’s overall long or short positioning can vary based on market conditions, and the Fund may take both long and short positions simultaneously. The Fund may refrain from holding short positions, or may cover securities which it has shorted, to avoid incurring payments that the Fund would owe to the lending brokers when securities that the Fund holds short distribute their dividends.
To implement the multiple strategies described above, the Fund may hold long and short positions in a variety of instruments, which include:
■	Equity Securities. The Fund may invest in common stocks of U.S. and foreign companies. Equity investments are not limited by the issuer’s location, size, market capitalization or industry sector. The Fund may hold short positions in equity securities of any investment style, including value, core, and growth investing styles. With respect to selecting equity securities in which the Fund holds long positions, the portfolio manager mainly uses value-oriented and core investing styles. A security may be undervalued because the market does not yet recognize its potential or the issuer is temporarily out of favor. The Fund seeks to realize gains when other investors recognize the real or prospective worth of the security. Value securities may offer higher than average dividends and the Fund may invest in equity securities to seek both current income and capital growth. The portfolio manager typically looks for securities that can deliver attractive risk-adjusted returns, which may include securities that have a low price relative to the underlying value of the issuer’s assets, earnings, cash flow or other factors; have high current income; are believed to have substantial earnings possibilities; or have low price-earnings ratios.
■	Fixed Income Securities. The Fund may invest in fixed-income securities, including bonds and notes or other debt securities issued by U.S. and foreign companies and governments, money market instruments, corporate bonds, and convertible bonds. The Fund can invest in investment-grade or below-investment-grade, high-yield debt securities (commonly referred to as “junk bonds”). The Fund may invest without limit in securities that are rated below-investment-grade and at times may invest substantial amounts of its assets in those securities to seek higher income as part of its investment goal. Investment-grade debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings. The Fund may also invest in unrated securities, in which case the Fund’s Sub-Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Fund may also invest in other fixed income securities, including event-linked bonds, asset-backed securities, mortgage-backed securities, participation interests in loans, and pooled investment entities that invest in loans. The Fund may also invest in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.” Senior Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium.
■	Derivatives and Other Assets. The Fund may invest in derivative instruments and other assets, including options, futures, forward contracts, swaps (including on equity and fixed-income securities and indices, commodities, interest rates, currencies and volatility), “structured” notes, mortgage-related securities, equity-linked debt securities, commodity-linked derivatives, and currency derivatives.
The Fund may invest a substantial portion of its assets in foreign securities, including companies in developed and emerging market countries, and has no limit on the amount it can invest in such securities.
With respect to the Long/Short Equity and Long/Short Credit strategies, the portfolio manager generally selects securities based upon a fundamentally-driven bottom-up analysis of the underlying companies, industries and indices, along with a top-down macroeconomic overlay. The portfolio manager looks for potential change that does not appear to be broadly
2	Oppenheimer Fundamental Alternatives Fund

understood by the markets. With respect to the Long/Short Macro strategy, the portfolio manager generally selects securities and asset classes based on a top-down analysis of macroeconomic variables and the expected impact on the securities and asset classes the Fund may invest in.
In determining the Fund’s allocation across the three strategies, the portfolio manager typically looks for opportunities across strategies and asset classes and attempts to allocate in a way that generally provides strong risk-adjusted return potential and that takes into consideration the allocation of the risk in the portfolio. The portfolio manager conducts fundamental evaluations of market, economic, industry and company-specific factors that do not appear to be reflected in pricing of the underlying securities and asset classes. In response to changing market, economic, company and industry-specific conditions and/or valuations and risk allocation fluctuations, the portfolio manager may change the Fund’s allocation to a particular strategy, and may also implement new strategies or reduce the Fund’s allocation to any strategy to zero. The short positions in each of the three strategies currently employed can be obtained through short sales of securities, or through derivative positions. Such short positions can be held for various purposes, including to express views in a particular area of the market, to hedge the Fund’s overall risk, or to hedge a specific position held by the Fund.
The above criteria may vary in particular cases and may change over time. The Fund may sell securities that the portfolio manager believes no longer meet these criteria but is not required to do so.
The Fund has established a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals (“Gold ETFs”). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund’s investment in the Subsidiary may vary based on the portfolio manager’s use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
Principal Risks. The price of the Fund’s shares can go up and down substantially. The value of the Fund’s investments may fall due to adverse changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Management Risk. The alternative investment strategies, techniques and risk analyses that may be employed by the Sub-Adviser may not produce the desired results. The Sub-Adviser may be incorrect in its assessment of the value of securities or assessment of market or interest rate trends, which can result in losses to the Fund. This risk may be heightened with respect to the Fund, as compared to funds employing traditional investment strategies and techniques.
Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that
Oppenheimer Fundamental Alternatives Fund	3

is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.
Risks of Event-Linked Securities. Event-linked securities (including “catastrophe” bonds and other insurance-linked securities) are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other catastrophe or series of catastrophe events that leads to physical or economic loss(es). If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.
Risks of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal
4	Oppenheimer Fundamental Alternatives Fund

circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.” Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium. In addition to the risks typically associated with debt securities, such as credit and interest rate risk, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. The Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. The market price of investments in floating rate loans are expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interests rates do and therefore should more closely track market movements in interest rates.
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner may be adversely affected, as well as the Fund’s performance.
If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk), in addition to the exposure the Fund has to the creditworthiness of the borrower.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Risks of Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than mortgage-related securities that are U.S. government securities.
Asset-Backed Securities Risk. The Fund can buy asset-backed securities, which are fractional interests in pools of loans and are collateralized by the loans, other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the purchasers. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, and to interest rate and prepayment risks.
Risks of Money Market Instruments. The Fund may invest in money market instruments. Money market instruments are short-term, US dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940, of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject
Oppenheimer Fundamental Alternatives Fund	5

to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall.
Risks of Long/Short Holdings. Under certain conditions, even if the value of the Fund’s long positions are rising, this could be offset by declining values of the Fund’s short positions. Conversely, it is possible that rising values of the Fund’s short positions could be offset by declining values of the Fund’s long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund’s long and short positions are declining, the Fund may experience substantial losses.
Risks of Short Sales. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund closes the short position. A short sale of a security creates the risk of an unlimited loss, since the price of the security sold short could theoretically increase without limit. Purchasing securities previously sold short to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Further, there is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. Short sales may cause a higher portfolio turnover rate and increase the Fund’s brokerage and other transaction expenses. Short selling is considered a speculative investment practice.
The Fund will limit the market value of its total short sale positions to not more than 40% of its net assets at the time a short sale is entered into.
Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio manager’s evaluations and assumptions regarding market conditions may be incorrect. During periods of rapidly rising stock prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund’s use of a particular investment style might not be successful when that style is out of favor and the Fund’s performance may be adversely affected by the asset allocation decisions.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a fund’s securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization
6	Oppenheimer Fundamental Alternatives Fund

programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.
Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a clearinghouse may entail further risks and costs.
Risks of Hedging. The Fund may engage in “hedging” strategies, including short sales, futures and other derivatives in an effort to protect assets from losses due to declines in the value of the Fund’s portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the Fund uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund’s return. In some cases, derivatives or other investments may be unavailable, or the investment adviser may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund. No assurance can be given that the investment adviser will employ hedging strategies with respect to all or any portion of the Fund’s assets.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments. Commodity-linked investments entail the risk that the Fund might not qualify as a “regulated investment company” under the Internal Revenue Code and its income may become subject to income taxes, reducing returns to shareholders.
Risks of Investments in the Fund’s Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands (where the Subsidiary is incorporated) could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
Who is the Fund Designed For? The Fund is designed for investors seeking total return over the long term through multiple alternative strategies with a combination of long and short exposure that varies over time. Those investors should
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be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund emphasizing multiple alternative investment strategies using equity, debt and foreign securities, as well as derivative instruments and other assets. Since the Fund does not seek current income, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance (for Class A Shares) from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges and taxes are not reflected in the bar chart and if those charges were included, returns would be less than those shown. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund’s website: https://www.oppenheimerfunds.com/fund/FundamentalAlternativesFund
Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 7.77% (2nd Qtr 09) and the lowest return for a calendar quarter was -8.36% (3rd Qtr 11). For the period from January 1, 2018 to December 31, 2018 the return before sales charges and taxes was -2.09%.

The following table shows the average annual total returns for each class of the Fund’s shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years (or life of class if less)
Class A Shares (inception 01/03/89)
Return Before Taxes	(7.72)%	0.18%	2.98%
Return After Taxes on Distributions	(8.10)%	(0.12)%	2.60%
Return After Taxes on Distributions and Sale of Fund Shares	(4.29)%	0.12%	2.33%
...
Class C Shares (inception 09/01/93)	(3.78)%	0.61%	2.81%
...
Class R Shares (inception 03/01/01)	(2.36)%	1.11%	3.29%
...
Class Y Shares (inception 12/16/96)	(1.84)%	1.61%	3.86%
...
Class I Shares (inception 02/28/13)	(1.70)%	1.80%	2.86%
...
HFRX Global Hedge Fund Index	(6.72)%	(0.59)%	1.55%
(reflects no deduction for fees, expenses, or taxes)			0.20%*
*	From 02/28/2013

Investment Adviser. OFI Global Asset Management, Inc. (the “Manager”) is the Fund’s investment adviser. OppenheimerFunds, Inc. (the “Sub-Adviser”) is its sub-adviser.
Portfolio Manager. Michelle Elena Borré Massick, CFA, has been a portfolio manager of the Fund since November 2011 and a Vice President of the Fund since January 2012.
Purchase and Sale of Fund Shares. You can buy most classes of Fund shares with a minimum initial investment of $1,000. Traditional and Roth IRA, Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500. For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment. Once your account is open, subsequent purchases
8	Oppenheimer Fundamental Alternatives Fund

may be made in any amount. For Class I shares, the minimum initial investment is $1 million per account. The Class I share minimum initial investment is waived for retirement plan and health savings account service provider platforms (jointly, “service provider platforms”).
Shares may be purchased and redeemed on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail at the address on the back cover, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677 on any regular business day.
Share transactions may be paid by check, by Federal funds wire or directly from or into your bank account.
Taxes. Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes, unless your shares are held in a tax-deferred account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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More About The Fund
About the Fund’s Investments
The allocation of the Fund’s portfolio among different types of investments will vary over time and the Fund’s portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains additional information about the Fund’s investment policies and risks.
The Fund’s Principal Investment Strategies and Risks. The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
■	Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings
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of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Debt Securities. The Fund may invest in debt securities, including: investment-grade U.S. and foreign corporate fixed-income securities, U.S. government securities and mortgage-related securities.
Debt securities may be subject to the following risks:
■	Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
■	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
■	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
■	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
■	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
■	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
■	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
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■	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or the realization of capital gain allocated to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets.
Following the financial crisis, the Federal Reserve sought to stabilize the economy by keeping the federal funds rate near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as “quantitative easing.” As the Federal Reserve has completed the tapering of its securities purchases pursuant to quantitative easing, it has recently raised interest rates on multiple occasions, and continues to consider future raises to the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (“Moody’s”) or S&P Global Ratings (“S&P”) (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the Statement of Additional Information.
Unrated Securities. Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit
12	Oppenheimer Fundamental Alternatives Fund

quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
The Fund may invest without limit in securities that are rated below investment-grade and at times may invest substantial amounts of its assets in those securities to seek higher income as part of its investment goal.
High-Yield, Below-Investment-Grade Debt Securities. The Fund can invest in high-yield, below-investment-grade fixed-income securities of U.S. and foreign issuers. Those securities may include, among others: bonds, debentures, notes, preferred stock, loan participation interests, “structured” notes, commercial mortgage-backed securities, and asset-backed securities. There are no limits on the amount of the Fund’s assets that can be invested in securities rated below-investment-grade. These securities are generally considered speculative.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
■	Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
■	Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
■	Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
■	Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
■	Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay, refuse, or otherwise be unable to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others. Sovereign debt securities issued by certain “supra-national” entities, such as the World Bank, are subject to the risk that the supra-national entity is unable to repay its borrowings and that the governmental members of such supra-national entity are unable or unwilling to make capital contributions to enable the supra-national entity to do so.
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Event-Linked Securities. The Fund may invest in “event-linked” securities (including “catastrophe” bonds and other insurance-linked securities) or in interests in trusts and other pooled entities that invest primarily or exclusively in event-linked securities, including entities sponsored and/or advised by the investment adviser or an affiliate. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless it is of a certain magnitude (based on scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group, or a reference index. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest.
Event-linked securities may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked securities provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked securities are typically rated by one or more nationally recognized statistical rating organizations and the Fund will only invest in event-linked securities that meet the credit quality requirements for the Fund.
U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.
Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (“Ginnie Maes”), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship.
U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Mortgage-Related Government Securities. Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by private issuers. Private-issuer mortgage-backed securities may include loans on residential or commercial properties. Mortgage-related securities, including collateralized mortgage obligations (“CMOs”), issued by private issuers are not U.S. government securities, making them subject to greater credit risks than U.S. government securities. Private issuer securities are subject to the credit risks of both the issuers and the underlying borrowers, although in some cases they may be supported by insurance or guarantees.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
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Special Considerations of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and over stock. However, the Fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the Fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the Fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The Fund can also purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original lender; the Fund may invest directly in a loan by purchasing a loan by an assignment; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is described elsewhere in this prospectus.
Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan.
Loan Assignments. The Fund may also purchase a loan by assignment. In a loan assignment, the Fund typically succeeds to the rights and obligations of the assigning lender under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys an assignment, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment. Occasionally, the selling lender pays a fee to the assignee. If the Fund assigns a loan, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, the Fund may be required to pay a transfer fee to the lending agent.
Participation Interests. The Fund may invest in participation interests in loans. Participation interests represent an undivided fractional interest in a loan. They are typically purchased from banks or dealers that have made the loan or have become members of the loan syndicate by purchasing the loan by assignment. When the Fund invests in a loan via a participation, the participation seller remains the lender of record under the loan agreement, and the Fund typically becomes the beneficial owner of the loan, and is entitled to receive from the participation seller any payments or other property or distributions received by the participation seller from or on behalf of the borrower of the loan. When the Fund buys a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the participation, to the lender selling the participation. Occasionally, the selling lender pays a fee to the participant. If the Fund sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to.
Recourse. When the Fund invests in loans as an original lender it will have direct recourse against the borrower in the event of a failure to pay scheduled principal or interest. When it purchases a loan by assignment, it typically succeeds to whatever rights the assigning lender had under the loan agreement, and will therefore be entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys a participation interest, it assumes the credit risk of the borrower and the counterparty risk of the lender selling the participation interest (and, in certain circumstances, such lender’s credit risk), and the terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Manager or an affiliate. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below-investment-grade or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.
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Interest Rates and Floating or Adjustable Rate Loans. The loans in which the Fund invests typically have floating or adjustable interest rates. For that reason, the Sub-Adviser expects that when interest rates change, the values of these floating rate loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund’s shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust (which is most often quarterly, but may be monthly, every six months, or some other period), the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund’s shares to fluctuate.
The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as:
■	the prime rate offered by one or more major U.S. banks (referred to as the “Prime Rate”), or
■	the London Inter-Bank Offered Rate (“LIBOR”).
The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the benchmark selected by a borrower for its loans may change from time to time (but the benchmark selected for a particular loan will remain the same for the life of that loan). If the benchmark interest rate on a floating rate loan changes, the rate payable to lenders under the floating rate loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that floating rate loan after the next scheduled adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that floating rate loan after the next scheduled adjustment date.
The Fund may use interest rate swap agreements and other hedging practices to mitigate fluctuations in value when the interest rate under the loan is periodically reset.
The Fund may invest in loans having a fixed rate of interest; however, it is unlikely to do so because fixed rate loans are uncommon in the loan market generally.
Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Due to the relative recency of this announcement, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a fund or the financial instruments in which a fund invests cannot yet be determined.
Prepayment. The Fund has no limits as to the maturity of loans it may purchase. Senior Loans in general have a stated term of between five and seven years, and other types of loans in which the Fund may invest may have shorter or longer maturities. Notwithstanding their stated maturity, loans may be prepaid prior to their stated terms for reasons including, but not limited to, high market demand for loans, refinancing by the borrower, mandatory prepayment requirements or desire of the borrower to repay outstanding debt. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return. However, any prepayment and facility fees the Fund receives may help reduce any adverse impact on the Fund’s yield. Because the interest rates on floating rate loans adjust periodically, the Sub-Adviser believes that the Fund should generally be able to reinvest prepayments in floating rate loans that have yields similar to those that have been prepaid.
Subordination. Senior loans typically hold the most senior position in a borrower’s capital structure. They may include loans that hold the most senior position alone, loans that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Sub-Adviser, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of senior loans before they pay the holders of subordinated debt and preferred or common shareholders and give the holders of senior secured loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
That senior position in the borrower’s capital structure typically gives the holders of senior loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. This means in the event the assets of the borrower are insufficient in value to satisfy all its creditors, senior debt will be satisfied in priority to debt that is subordinate to senior debt.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. While second lien loan positions generally are subject to similar risks as those associated with investments in first lien loan positions, second lien loan positions have the additional risk that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans may be fully collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as
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trademarks or patents, or (4) shares of stock of the borrower or its subsidiaries or affiliates. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy a borrower’s obligations under a loan in full. A borrower’s subsidiaries, affiliates, shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund invests in the loan, particularly if the collateral consists of equity securities of the borrower or its subsidiaries or affiliates.
If a borrower defaults, insolvency laws may limit the Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the lenders’ security interest or their enforcement of their security under the loan to be invalid, or a bankruptcy court may require the borrower to use the collateral to pay other outstanding obligations prior to satisfying the lenders in full. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. In addition, in the event of a borrower default on a collateralized loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the Sub-Adviser determines it is appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient in value to compensate the Fund in full in the event of a default of scheduled interest or principal payments.
The Fund can invest in loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized loans because the recourse of the Fund to the borrower’s assets in the case of a default would be as a general unsecured creditor. The Fund applies the same investment and credit standards to unsecured loans as to secured loans, except for collateral requirements.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund.
Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.
Limited Secondary Market for Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans, some loans are not as easily purchased or sold as publicly-traded securities. As a result, some loans are illiquid, which means that the Fund may be limited in its ability to sell those loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests. The market for illiquid financial assets is more volatile than the market for liquid investments and it may be more difficult to obtain accurate valuations for the Fund’s investments.
Possible Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including the Fund. There may be fewer loans available for investment that meet the Fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as the Fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to,
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loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
Credit Quality Standards for Loans. Rating organizations, such as S&P or Moody’s, rate debt obligations by rating the issuer, after evaluating the issuer’s financial soundness. Generally, the lower the investment rating, the more risky the investment. Debt securities rated below “BBB-” by S&P or “Baa3” by Moody’s are commonly referred to as “high risk” securities or, in the case of bonds, “junk bonds.” Loans rated “B” are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. While securities rated Baa by Moody’s or BBB by S&P are considered to be “investment grade,” they have some speculative characteristics. The Fund may invest in loans that are rated both investment grade and below-investment grade by different rating organizations. An appendix to the Fund’s Statement of Additional Information includes the definitions of the rating categories of the principal rating organizations.
Many loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality.
While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Sub-Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. The Sub-Adviser’s decision not to receive material, non-public information under normal circumstances may place the Fund at a disadvantage relative to other investors in loans, and could adversely affect the Fund’s investment performance. In certain cases, the Sub-Adviser may nevertheless receive material, non-public information regarding loans, and its ability to trade in such loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Sub-Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Money Market Instruments. The Fund may invest in money market instruments. Money market instruments are short-term, US dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940 of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall.
Distressed Debt Securities. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Such distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in below-investment-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Long/Short Holdings. The Fund will generally take long positions in investments that the manager believes to be undervalued and if fundamentals are improving, and short positions in investments that the manager believes to be overvalued or in which fundamentals are eroding. The Fund’s overall long or short positioning can vary based on market conditions, and the Fund may take both long and short positions simultaneously. Under certain conditions, even if the value of the Fund’s long positions are rising, this could be offset by declining values of the Fund’s short positions. Conversely, it is possible that rising values of the Fund’s short positions could be offset by declining values of the Fund’s long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund’s long and short positions are declining, the Fund may experience substantial losses.
Short Sales. The Fund may make short sales of securities, either as a hedge against the potential decline in value of a security that the Fund owns (a “covered short”) or to realize appreciation when a security that the Fund does not own declines in value (a “naked short”). To effect a short sale, the Fund will borrow the security that it desires to short from a broker and then sell the security. While the Fund is borrowing the security, it will generally pay a fee to the lending broker
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and reimburse the broker for any dividends or other income paid on the security. Additionally, regulations require that the Fund provide collateral to the lending broker to secure its obligation to return the borrowed security. The Fund is obligated to purchase the security at a later date in order to return it to the lending broker. The Fund would realize a gain on the transaction if the price at which it sold the security short was higher than the price at which it repurchased the security plus the costs of borrowing the security and any other transaction costs.
Risks of Short Sales. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund closes the short position. A naked short sale of a security creates the risk of an unlimited loss, since the price of the security sold short could theoretically increase without limit. Purchasing securities previously sold short to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Further, there is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. Short sales may cause a higher portfolio turnover rate and increase the Fund’s brokerage and other transaction expenses. Short selling is considered a speculative investment practice.
The Fund will limit the market value of its total short sale positions to not more than 40% of its net assets at the time a short sale is entered into. This means that no securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short by the Fund would exceed 40% of the Fund’s net assets.
Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio manager’s evaluations and assumptions regarding market conditions may be incorrect. During periods of rapidly rising stock prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund’s use of a particular investment style might not be successful when that style is out of favor and the Fund’s performance may be adversely affected by the asset allocation decisions.
Value Investing. Value investing seeks stocks that are priced below their intrinsic or prospective worth. Value investing uses fundamental analysis and research to seek to identify issuers whose securities are undervalued in the marketplace in relation to factors such as their earnings potential, assets, industry position, management strength and cash flows. Undervalued companies may have lower stock prices because the market is not aware of their intrinsic value or does not yet fully recognize their future potential. The price of those securities may increase if other investors recognize a company’s current or potential worth.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Foreign Investing. The Fund can buy securities issued by companies or governments in any country, including in developing or emerging market countries. While there is no limit on the Fund’s foreign investments, the Fund does not currently plan to invest a significant amount of its assets in securities of foreign issuers but may do so in the future.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
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■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign-currency denominated investments.
■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
■	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
■	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
■	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
■	Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.
■	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
■	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
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Investing in Small-and-Mid-sized Companies. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-sized issuers, although it normally invests primarily in mid-cap and large-cap companies. At times, the Fund may focus its equity investments in securities of one or more capitalization ranges, based on the investment adviser’s judgment of where the best market opportunities are and whether the market favors or disfavors securities of issuers of a particular capitalization range. Securities of smaller sized issuers generally may be subject to greater price volatility than securities of larger companies. If the Fund focuses on investments in smaller sized companies the Fund’s share prices may fluctuate more than that of funds focusing on larger issuers.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, and forward contracts are some of the derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or hedging purposes.
Put and Call Options. The Fund may buy and sell call and put options on futures contracts (including commodity futures contracts), commodity indices, financial indices, securities indices, currencies, financial futures, swaps and securities. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified (strike) price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price. Options may be traded on a securities or futures exchange or over-the-counter. Options on commodity futures contracts are traded on the same exchange on which the underlying futures contract is listed. The Fund may purchase and sell options on commodity futures listed on U.S. and foreign futures exchanges.
The Fund may sell call options if they are “covered.” That means that while the call option is outstanding, the Fund must either own the security subject to the call, or, for certain types of call options, identify liquid assets on its books that would enable it to fulfill its obligations if the option were exercised. The Fund may also sell put options. The Fund must identify liquid assets to cover any put options it sells.
Risks of Options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
Futures Contracts. The Fund can buy and sell futures contracts, including financial futures contracts, currency futures contracts and commodities futures contacts. Futures contracts are agreements in which one party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made. Futures contracts are traded on futures exchanges, which offer a central marketplace in which to originate futures contracts and clear trades in a secondary market. Futures exchanges also provide standardization of expiration dates and contract sizes. Buyers of futures contracts do not own the underlying asset or commodity unless they decide to accept delivery at the expiration of the contract. Delivery of the underlying commodity to satisfy a commodity futures contract rarely occurs and buyers typically close-out their positions before expiration. Financial futures contracts are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price, and may be settled in cash or through delivery of the underlying instrument. Generally, the Fund expects to satisfy or offset the delivery obligations under a futures contract by taking an equal but opposite position in the futures market in the same underlying instrument. The Fund’s investments in futures contracts may involve substantial risks.
Interest Rate Futures. The Fund may use interest rate futures to manage exposure to interest rate risk or protect the Fund from fluctuations in the value of securities. An interest rate future is a contract for the future delivery of a debt security for a price based on the current value of the security. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or the specified type of debt security to settle the futures transaction at its maturity. Either party could also enter into an offsetting contract to close out the position. For example, to seek to mitigate the risk that increasing prevailing interest rates may decrease the value of the Fund’s portfolio securities, the Fund might sell a U.S. Treasury bond future obligating it to sell a U.S. Treasury bond on a future date for an amount based on the current value of the bond. If prevailing interest rates rise, the Fund would be expected to be able to enter into an offsetting contract at a gain.
Risks of Interest Rate Futures. Interest rate futures expose the Fund to price fluctuations resulting from interest rate changes. If interest rates rise when the Fund has purchased an interest rate future, the Fund could suffer a loss in its futures positions. If interest rates fall when the Fund has sold an interest rate future, the Fund could similarly suffer a loss. The
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market value of interest rate futures may not move in concert with the value of the securities the Fund wishes to hedge or intends to purchase. Further, a lack of market liquidity could make it difficult to close out futures positions.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
Risks of “Structured” Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.
Generally, if the Fund buys credit protection using a credit default swap, the Fund will make fixed payments to the counterparty and if a credit event occurs with respect to the applicable issuer, the Fund will deliver the issuer’s defaulted bonds underlying the swap to the swap counterparty and the counterparty will pay the Fund par for the bonds. If the Fund sells credit protection using a credit default swap, generally the Fund will receive fixed payments from the counterparty and if a credit event occurs with respect to the applicable issuer, the Fund will pay the swap counterparty par for the issuer’s defaulted bonds and the swap counterparty will deliver the bonds to the Fund. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the issuer’s defaulted bonds from the seller of protection. If the credit default swap is on a basket of issuers, the notional value of the swap is reduced by the amount represented by that issuer, and the fixed payments are then made on the reduced notional value.
Risks of Credit Default Swaps. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange the right to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.
Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.
Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Volatility Swap Contracts. Volatility is a measure of the magnitude of fluctuations in the value of a security, currency, index or other financial instrument over a specified period of time. The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. For example, to hedge the risk that the value of an asset held by the Fund may fluctuate significantly over the Fund’s period of investment, the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of the asset over a specified time period is greater than a volatility rate agreed at the outset of the swap. Alternatively, if the investment adviser believes that a particular security, currency, index or other financial instrument will demonstrate more (or less) volatility over a period than the market’s general expectation, to seek to increase investment return the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of that underlying instrument over the period is more (or less) than the volatility rate agreed at the outset of the swap.
Risks of Volatility Swaps. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the investment adviser is incorrect in its forecast of volatility for the underlying security, currency, index or
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other financial instrument that is the subject of the swap. If the investment adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap. Volatility swaps can have the potential for unlimited losses.
Swap Transactions. Under financial reform legislation currently being implemented, certain types of swaps are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse, which may affect counterparty risk and other risks faced by the Fund, and could result in increased margin requirements and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a clearing house, and the Fund faces the clearinghouse by means of an account with a futures commission merchant that is a member of the clearinghouse. Because the regulations regarding centrally cleared swaps have not yet been fully implemented, the scope of potential risks, including risks relating to the use of clearinghouses and futures commission merchants, is unclear.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, under rules enacted under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Commodity-Linked Derivatives. A commodity-linked derivative is a derivative instrument whose value is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. The value of some commodity-linked derivatives may be based on a multiple of those price movements. The Fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments.
Commodity-Linked Notes. A commodity-linked note is a derivative instrument that has characteristics of both a debt security and a commodity-linked derivative. It typically makes interest payments like a debt security and at maturity the principal payment is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and the Fund negotiates with the issuer to obtain specific terms and features that are tailored to the Fund’s investment needs.
Commodity-linked notes may be principal-protected, partially-protected, or offer no principal protection. A principal-protected commodity-linked note means that the issuer will pay, at a minimum, the par value of the note at maturity. With a partially-protected or no-principal-protection commodity-linked note, the Fund may receive at maturity an amount less than the note’s par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note.
Risks of Commodity-Linked Investments. Investments linked to the prices of commodities are considered speculative. The commodity-linked instruments in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including: changes in supply and demand relationships, weather, agriculture, fiscal and exchange control programs, disease, pestilence, and international economic, political, military and regulatory developments. These events might have less impact on the values of stocks and bonds and can make commodity-linked investments more volatile than other types of investments. Commodity-linked investments entail the risk that the Fund might not qualify as a “regulated investment company” under the Internal Revenue Code and its income might become subject to income taxes, reducing returns to shareholders.
Commodity markets are also subject to temporary distortions and other disruptions due to lack of liquidity, the participation of speculators, and government regulation, among other factors. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices that may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices may have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices and could adversely affect the value of commodity-linked investments.
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Investments in the Fund’s Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.
Investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code (“Subchapter M”). Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from certain of the commodity-linked derivatives in which the Fund invests may not be treated as “qualifying income” for purposes of the 90% income requirement. The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. Should the Internal Revenue Service take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the Fund’s ability to invest in commodity-related investments, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Under proposed regulations, the annual net profit realized by the Subsidiary and treated as received by the Fund for U.S. federal income tax purposes will be considered “qualifying income” for purposes of the Fund’s qualification as a regulated investment company under Subchapter M only to the extent such net profit is currently and timely distributed to the Fund. If such proposed regulations are finalized in their current form, the Fund generally expects that it will cause the Subsidiary to currently and timely distribute such amounts. If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income, and the Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.
Other Investment Strategies and Risks. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Diversification and Concentration. The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual securities by diversifying its investments across a broad number of different issuers. The Fund will not concentrate its investments in issuers in any one industry. At times, however, the Fund may emphasize investments in some industries or sectors more than others. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. The Securities and Exchange Commission staff has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; however, securities issued by any one foreign government are considered to be part of a single “industry.” For purposes of compliance with its concentration policy, the Fund will consider portfolio investments held by underlying investment companies in which the Fund invests, to the extent that the Fund has sufficient information about such portfolio investments. The Fund will make reasonable efforts to obtain such information.
When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a “when-issued” basis and may purchase or sell such securities on a “delayed-delivery” basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.
The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security declines below the purchase price.
The Fund will not commit more than 15% of its net assets under these transactions.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Securities that have limitations on their resale are referred to as “restricted securities.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will not invest more than 15% of its net assets in illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Investments in Mining Securities and Metal Investments. The Fund may invest directly in, or indirectly through the Subsidiary or by means of derivative instruments, securities issued by companies that are involved in mining or processing or dealing in gold or other metals or minerals. These securities are described as “Mining Securities.” The Fund may also invest up to 10% of its total assets in gold or silver bullion, in other precious metals, in metals naturally occurring with precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. These
24	Oppenheimer Fundamental Alternatives Fund

investments are referred to as “Metal Investments.” While the Fund may hold gold or silver coins that have an active, quoted trading market, it will not hold them for their value as “collectibles.” The Fund’s investment in Gold ETFs is subject to this investment restriction.
Risks of Investments in Mining Securities and Metal Investments. Investments in Mining Securities and Metal Investments involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of gold and precious metals; (2) the concentration of gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of Independent States (the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of gold and sales of central bank gold holdings; (3) unpredictable international monetary policies, economic and political conditions; (4) possible U.S. governmental regulation of Metal Investments, as well as foreign regulation of such investments; and (5) possible adverse tax consequences for the Fund in making Metal Investments, if it fails to qualify as a “regulated investment company” under the Internal Revenue Code.
To the extent the Fund invests in gold or silver bullion, it will earn no income. However, the Fund may realize gains as a result of the sale of those investments after an appreciation in the market price and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.
Investments in metals entail the risk that the Fund might not qualify as a “regulated investment company,” under the Internal Revenue Code because any gains from the sale of those investments would not constitute “qualifying income” under Subchapter M. As explained under “Investments in the Fund’s Wholly-Owned Subsidiary” in this prospectus, Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from qualifying sources. The “Taxes” section in this prospectus and “Distributions and Taxes” section in the Statement of Additional Information provides additional information about the Fund’s tax implications.
Investing in Gold ETFs. Shares of Gold ETFs generally represent units of fractional undivided beneficial interests in a trust. The shares are intended to reflect the performance of the price of gold bullion. Because a Gold ETF has operating expenses and transaction and other costs (including storage and insurance costs) while the price of gold bullion does not, a Gold ETF will sell gold from time to time to pay expenses. This will reduce the amount of gold represented by each Gold ETF share, irrespective of whether the trading price of the shares rises or falls in response to changes in the price of gold. An investment in a Gold ETF is subject to all of the risks of investing directly in gold bullion, including tax risks. In addition, the market value of the shares of the Gold ETF may differ from their net asset value because the supply and demand in the market for shares of the Gold ETF at any point in time is not always identical to the supply and demand in the market for the underlying assets. Gold ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of those costs. Under certain circumstances, a Gold ETF could be terminated. Should termination occur, the Gold ETF could have to liquidate its holdings at a time when the price of gold is falling.
Conflicts of Interest. The investment activities of the Manager, the Sub-Adviser and their affiliates with respect to other funds and accounts they manage may present potential conflicts of interest that could, under certain circumstances, disadvantage or adversely affect the Fund and its shareholders. The Manager, the Sub-Adviser or their affiliates advise other funds and accounts that have investment objectives and strategies that differ from, and may be contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund’s investment strategies or activities. Other funds or accounts advised by the Manager, the Sub-Adviser or their affiliates may also have conflicting interests arising from investment objectives and strategies that are similar to those of the Fund. For example, those funds and accounts may engage in, and compete for, the same types of investment opportunities as the Fund or invest in securities of the same issuers that have different features and interests as compared to securities held by the Fund. These features (such as seniority, guarantees and differential voting rights) may, under certain circumstances, come into conflict with or disadvantage securities held by the Fund. In addition, other funds or accounts advised by the Manager, the Sub-Adviser, or their affiliates may invest in the Fund’s shares. Because the Manager, the Sub-Adviser and their affiliates may carry out the investment activities of those other funds or accounts without regard to the investment objectives or performance of the Fund, it is possible that the value of investments held by the Fund (or shares of the Fund itself, if applicable) or the Fund’s investment strategies may be adversely affected.
The Fund’s investment performance will usually differ from the performance of other funds or accounts that are also advised by the Fund’s Manager, the Sub-Adviser or their affiliates even in cases where the investment objectives and strategies of the relevant funds or accounts are similar. When managing multiple funds or accounts, the Fund’s Manager, the Sub-Adviser and their affiliates may make decisions with respect to investment positions held by certain funds or accounts that may cause the Fund to experience losses during periods in which other funds or accounts achieve gains. This may include causing another fund or account to take actions with respect to an issuer’s liquidation, restructuring, default or corporate actions that may conflict with the interests of the Fund. Similar conflicts may also arise when the Fund and other funds or accounts invest in different parts of an issuer’s capital structure, such as when the Fund holds equity or debt obligations of an issuer, and another fund or account holds more senior (or junior) debt obligations of the same issuer, or when the Fund and other funds or accounts hold securities of different issuers that have competing claims to the same assets or sources of payment. In such circumstances, decisions regarding whether to trigger an event of default, the terms of any potential workout or restructuring of a distressed issuer, liquidating or selling an investment, corporate actions, litigation or other investment decisions may, and often do, result in conflicts of interest. The Fund may receive lower returns on its investment in an issuer as a result of actions taken with respect to the same or related issuers by other investors, including other funds or accounts managed by the Manager, the Sub-Adviser or their affiliates.
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The Fund’s Manager, the Sub-Adviser or their affiliates may manage funds or accounts with different fee rates and/or fee structures, including funds or accounts that pay advisory fees based on account performance (“performance fee accounts”). Such differences in fee arrangements may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. For example, the Manager, the Sub-Adviser or their affiliates could potentially allocate the most attractive investments to higher-fee accounts or performance fee accounts, or the trading of higher-fee accounts could potentially be favored as to timing and/or execution price.
The Manager and the Sub-Adviser have adopted policies and procedures designed to mitigate where possible potential conflicts of interest identified by the Manager and the Sub-Adviser. However, such policies and procedures may also limit the Fund’s investment activities and affect its performance. For example, the investment activities of such funds or accounts may result in the Manager’s, the Sub-Adviser’s or their affiliates’ receipt of material non-public information concerning certain securities, which could lead to restrictions in the trading of such securities or other investment activities of the Fund or other funds or accounts managed by the Manager, the Sub-Adviser or their affiliates. In certain cases, the Fund’s Manager, the Sub-Adviser or their affiliates may avoid certain investment opportunities or actions that would potentially give rise to conflicts with other funds or accounts, which could also have the effect of limiting the Fund’s investment opportunities and performance. In other cases, the Fund’s Manager, the Sub-Adviser or their affiliates may choose not to or fail to avoid investment opportunities or action that would potentially give rise to conflicts with other funds or accounts, which could under certain circumstances disadvantage the Fund while advantaging other funds or accounts or vice versa.
The Manager, the Sub-Adviser and their affiliates may also face other potential conflicts of interest in managing the Fund, and the information above is not a complete description of every conflict that could be deemed to exist when simultaneously managing the Fund and other funds and accounts.
Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies subject to the limits of the Investment Company Act of 1940. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund, at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the expenses. The Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the Investment Company Act of 1940.
Investments by “Funds of Funds.” Class I and Class Y shares of the Fund are offered as an investment to certain other Oppenheimer funds that act as “funds of funds,” which may invest significant portions of their assets in shares of the Fund. From time to time, those investments may also represent a significant portion of the Fund’s outstanding shares, or of its outstanding Class I and/or Y shares. The Oppenheimer funds of funds typically use asset allocation strategies that may increase or reduce the amount of their investment in the Fund frequently, possibly on a daily basis during volatile market conditions. If the size of those purchases or redemptions were significant relative to the size of the Fund’s assets, the Fund might be required to purchase or sell portfolio securities, which could increase its transaction costs and reduce the performance of all of its share classes. A decline in the Fund’s assets due to large redemptions could also cause the Fund’s operating expenses to increase. Further discussion of the possible effects of frequent trading in the Fund’s shares is included elsewhere in this prospectus.
Investments in Money Market Instruments. The Fund can invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. Money market instruments are short-term, U.S. dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940, of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall.
The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund. It may also invest in money market instruments directly, or in other affiliated or unaffiliated money market funds. The Fund may invest in such other money market funds, such as Oppenheimer Institutional Government Money Market Fund, rather than purchasing individual short-term investments. Oppenheimer Institutional Government Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, and is part of the Oppenheimer family of funds. At the time of an investment, the Fund cannot always predict what will be the yield of the Oppenheimer Institutional Government Money Market Fund, or any other money market fund it may hold, because of the wide variety of instruments that such fund may hold in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of any other money market fund it may hold, including its advisory fee. However, the Manager will waive a portion of the Fund’s advisory fee to the extent of the Fund’s share of the advisory fee paid to the Manager by Oppenheimer Institutional Government Money Market Fund, or to any other similar affiliated money market fund of which the Fund is a
26	Oppenheimer Fundamental Alternatives Fund

shareholder. If the Fund invests in an unaffiliated money market fund, the Manager will not waive a portion of the Fund’s advisory fee representing the Fund’s share of the advisory fee paid by such unaffiliated fund to any unaffiliated manager.
Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in investments that may be inconsistent with the Fund’s principal investment strategies. Generally, the Fund would invest in shares of Oppenheimer Institutional Government Money Market Fund or in the types of money market instruments in which Oppenheimer Institutional Government Money Market Fund invests or in other short-term U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.
Portfolio Turnover. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees, dealer mark-ups or other transaction costs, which can adversely affect performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights tables at the end of this prospectus show the Fund’s portfolio turnover rates during past fiscal years.
Changes To The Fund’s Investment Policies. The Fund’s fundamental investment policies cannot be changed without the approval of a majority of the Fund’s outstanding voting shares, however, the Fund’s Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Fund’s investment objective is not a fundamental policy and may be changed without shareholder approval. Investment restrictions that are fundamental policies are listed in the Fund’s Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.
Portfolio Holdings. The Fund’s portfolio holdings are included in its semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is a public filing that is required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund’s first and third fiscal quarters. Therefore, the Fund’s portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT. In addition, the Fund’s portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund’s website no sooner than 30 days after the end of each calendar month.
A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund’s Statement of Additional Information.
How the Fund is Managed
THE MANAGER AND THE SUB-ADVISER. OFI Global Asset Management, Inc., the Manager, is a wholly-owned subsidiary of OppenheimerFunds, Inc. The Manager oversees the Fund’s investments and its business operations. OppenheimerFunds, Inc., the Sub-Adviser, chooses the Fund’s investments and provides related advisory services. The Manager carries out its duties, subject to the policies established by the Fund’s Board, under an investment advisory agreement with the Fund that states the Manager’s responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Sub-Adviser has a sub-advisory agreement with the Manager and is paid by the Manager.
The Manager has been an investment adviser since 2012. The Sub-Adviser has been an investment adviser since 1960. The Manager and the Sub-Adviser are located at 225 Liberty Street, New York, New York 10281-1008.
Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.85% of the first $1 billion of average annual net assets of the Fund, 0.80% of the next $500 million, 0.75% of the next $500 million, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million and 0.50% in excess of $4 billion, calculated on the daily net assets of the Fund. Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of the investment advisory services. The Fund’s advisory fee for the fiscal year ended October 31, 2018 was 0.84% of average annual net assets, before any Subsidiary advisory fees or any applicable waivers.
The Total Annual Fund Operating Expenses shown in the Annual Fund Operating Expenses table earlier in this prospectus include certain dividend expenses on securities sold short. With regard to Dividend Expenses on Securities Sold Short, when a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to that dividend to the party from which the Fund borrowed the stock and to record the payment of the dividend as an expense. Excluding dividend expenses on securities sold short, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.42% for Class A shares, 2.17% for Class C shares, 1.69% for Class R shares, 1.18% for Class Y shares, and 1.03% for Class I shares.
The Manager also receives advisory fees directly from the Fund’s wholly-owned Subsidiary. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from
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the Subsidiary. This waiver will continue to be in effect for so long as the Fund invests in the Subsidiary, and may not be terminated unless termination is approved by the Fund’s Board.
After discussions with the Fund’s Board, the Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. During the fiscal year ended October 31, 2018, these indirect expenses were less than 0.01% of average daily net assets and are therefore not shown in the fee table earlier in this prospectus. The Fund’s annual operating expenses may vary in future years.
A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreements is available in the Fund’s Annual Report to shareholders for the period ended October 31, 2018.
Portfolio Manager. The Fund’s portfolio is managed by Michelle Elena Borré Massick, CFA, who is primarily responsible for the day-to-day management of the Fund’s investments. Ms. Borré Massick has been a portfolio manager of the Fund since November 2011 and a Vice President of the Fund since January 2012.
Ms. Borré Massick has been a Senior Vice President of the Sub-Adviser since January 2016 and a Senior Portfolio Manager of the Sub-Adviser since April 2009. She was a Vice President of the Sub-Adviser from April 2003 to January 2016 and a Senior Research Analyst of the Sub-Adviser from February 2003 to April 2009. She held various positions, including Managing Director and Partner, at J&W Seligman between July 1996 and January 2003. Ms. Borré Massick served as an Adjunct Professor of Finance and Economics at Columbia Business School from 2003 to 2013 and served on the Executive Advisory Board at The Heilbrunn Center for Graham and Dodd Investing at Columbia Business School from 2004 to 2005. Ms. Borré Massick is a portfolio manager and an officer of another portfolio in the OppenheimerFunds complex.
The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.
ABOUT THE FUND’S WHOLLY-OWNED SUBSIDIARY. The Subsidiary is an exempted company incorporated with limited liability under the laws of the Cayman Islands and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors.
The Manager is responsible for the Subsidiary’s day-to-day business pursuant to an investment advisory agreement with the Subsidiary and the Sub-Adviser selects the Subsidiary’s investments pursuant to a sub-advisory agreement with the Manager. Under these agreements, the Manager and Sub-Adviser provide the Subsidiary with the same type of management and sub-advisory services, under the same terms, as are provided to the Fund. The investment advisory and sub-advisory agreements regarding the Subsidiary provide for their automatic termination upon the termination of the Fund’s Investment Advisory Agreement or Sub-Advisory Agreement, respectively. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers as those engaged by the Fund.
The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as those adopted by the Fund. As a result, in managing the Subsidiary’s portfolio, the Manager and Sub-Adviser are subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.
The Fund pays the Manager a fee for its services, and the Manager pays a sub-advisory fee to the Sub-Adviser. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund’s Board of Trustees. The rate of the management fee paid directly or indirectly by the Fund, calculated by aggregating the fees paid to the Manager by the Fund (after the waiver described above) and the Subsidiary, may not increase without the prior approval of the Board and a majority of the Fund’s shareholders. The Subsidiary also bears the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Fund’s expenses will be reduced to a certain extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund’s investment in the Subsidiary will not result in the Fund’s paying duplicative fees for similar services provided to the Fund and Subsidiary.
The consolidated financial statements of the Subsidiary and the Fund are included in the Fund’s Annual and Semi-Annual Reports provided to shareholders. Copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus. Please refer to the Statement of Additional Information for additional information about the organization and management of the Subsidiary.
28	Oppenheimer Fundamental Alternatives Fund

More About Your Account
About Your Account
Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of “financial intermediaries” that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisers, brokers, banks, trust companies, insurance companies and the sponsors of fund “supermarkets,” fee-based advisory or wrap fee-based programs. Financial intermediaries through which you purchase fund shares may impose policies and limitations that are different from those described in this prospectus or the Statement of Additional Information. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus or the Statement of Additional Information will depend on the policies, procedures and trading platforms of the financial intermediary. To be eligible for the share classes and/or shareholder privileges or services described in this prospectus or the Statement of Additional Information, you may need to open an account directly with the Fund. You should consult a representative of your financial intermediary for further information. In addition, the availability of the sales charge reductions and waivers discussed below will depend upon whether or not you purchase your shares through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of these reductions or waivers. Information on intermediaries’ variations from the reductions and waivers discussed below are disclosed in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers.” Your financial intermediary may also charge you fees or commissions in addition to those disclosed in this prospectus.

What Classes of Shares Does The Fund Offer? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class or identify your financial advisor, your investment will be made in Class A shares, unless you are an eligible employee (defined below) in which case your investment will be made in Class Y shares.
Class A Shares. If you buy Class A shares, you will pay an initial sales charge on investments up to $1 million for regular accounts unless you qualify for certain fee waivers. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in “About Class A Shares” below.
Class C Shares. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.00%, as described in “About Class C Shares” below.
Class R Shares. Class R shares are offered only to retirement plans and accounts at net asset value per share without an initial sales charge. If you buy Class R shares you will pay an ongoing asset-based sales charge. See “About Class R Shares” below.
Class Y Shares. Class Y shares are offered only to institutional investors, wrap fee-based programs, commissionable brokerage platforms that charge a transaction-based sales commission and eligible employees. See “About Class Y Shares” below.
Class I Shares. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $1 million or more and to service provider platforms. See “About Class I Shares” below.
Certain sales charge waivers may apply to purchases or redemptions of Class A or Class C shares. More information about those waivers is available below in “Sales Charge Waivers” and/or in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers,” or by visiting the OppenheimerFunds website at: www.oppenheimerfunds.com.
What is the Minimum Investment? You can buy most Fund share classes with a minimum initial investment of $1,000. For Class I shares the minimum initial investment is $1 million per account. The Class I share minimum initial investment is waived for service provider platforms. Reduced initial minimums are available for other share classes in certain circumstances, including, but not limited to, the following:
■	Traditional and Roth IRA accounts as well as Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500.
■	For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment.
The Fund, at its discretion, reserves the right to otherwise waive the minimum initial investment. There are no subsequent purchase minimums.
Minimum Account Balance. The minimum account balance on Fund accounts is $500, except for Class I shares. Small accounts may be redeemed by the Fund with 30 days’ notice if the value has fallen below $500.
The minimum account balance for Class I shares is $250,000. If a Class I account balance falls below $250,000, the account may be redeemed or converted into a Class Y share account. This minimum balance policy does not apply to Class I share accounts for which the minimum initial investment is waived.
Oppenheimer Fundamental Alternatives Fund	29

Choosing a Share Class. Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund’s operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, expenses such as the distribution or service fees will reduce the net asset value and the dividends on share classes that are subject to those expenses.
Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A shares, the effect of paying an initial sales charge on purchases of Class A shares may be less over time than the effect of the distribution fees on other share classes. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.
The discussion below is not intended to be investment advice or a recommendation, because each investor’s financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.
■	Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon, you should consider investing in Class C shares in most cases. That is because the effect of the initial sales charge on most Class A shares may be greater than the effect of the ongoing asset-based sales charge on Class C shares over the short-term. The Class C contingent deferred sales charge does not apply to redemptions of shares held for more than one year.
■	Investing for the Longer Term. If you have a longer-term investment horizon, Class A shares may be more appropriate in most cases. That is because the effect of the ongoing asset-based sales charge on Class C shares might be greater than the effect of the initial sales charge on Class A shares, regardless of the amount of your investment.
■	Amount of Your Investment. Your choice will also depend on how much you plan to invest. As your investment horizon increases and/or your eligibility for a reduced front-end sales charge applies, Class C shares might not be as advantageous as Class A shares with a sales charge. That is because the effect of the ongoing asset-based sales charge on Class C shares may be greater than the effect of the reduced front-end sales charge on Class A share purchases. For an investor who is eligible to invest in Class I shares, that share class will be the most advantageous. For other investors who invest $1 million or more or in other arrangements that qualify for a sales charge waiver, Class A shares will be more advantageous than Class C shares in most cases, no matter how long you intend to hold your shares.
Purchase orders from a single investor for more than $1 million of Class C shares will not normally be accepted. Financial intermediaries are responsible for determining the suitability of a particular share class for an investor.
Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.
How Do Share Classes Affect Payments to Your Financial Intermediary? The Class C contingent deferred sales charge and asset-based sales charge have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Sub-Adviser or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers’ accounts. For more information about those payments, see “Payments to Financial Intermediaries and Service Providers” below.
The Price of Fund Shares. Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.
Net Asset Value. The Fund calculates the net asset value of each class of shares based on the value of the Fund’s portfolio investments determined as of 4:00 p.m., Eastern time, on each day the New York Stock Exchange (the “NYSE”) is open for trading (referred to in this prospectus as a “regular business day”), except if there is an NYSE scheduled early closing, the Fund will calculate its net asset values based on the value of the Fund’s portfolio determined as of the NYSE scheduled early closing time (the “Valuation Time”). The net asset value per share for each share class is determined by dividing the net assets of the class by the number of outstanding shares of that class.
The Fund’s investments generally trade on an exchange or in the over-the-counter market. The Fund’s investments that trade on a securities exchange are valued based on the official closing price of each security’s principal exchange, or if not
30	Oppenheimer Fundamental Alternatives Fund

available, at the last sale price. The Fund’s investments that trade in the over-the-counter market rather than on a securities exchange are valued at the mean between the bid and asked prices as determined by a pricing service or by utilizing evaluated prices provided by a pricing service. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lot trades.
Fair Value Pricing. If the investment adviser determines that a value for any of the Fund’s assets is not readily available or the value normally obtained for it, such as from a pricing service, is not reliable when the Fund’s net asset value is to be calculated, the investment adviser will determine a fair value for the asset in good faith, pursuant to valuation procedures for the Fund adopted by the Board, and will incorporate that fair value in its net asset value calculation. These fair value determinations are intended to reflect values for the Fund’s assets that the investment adviser and the Board believe to be more reliable. However, the Fund’s fair value determinations involve subjective judgments and there can be no assurance that the Fund will receive the fair value assigned to a security if it were to sell the security. Fair value determinations are subject to review, approval or ratification by the Board at its next scheduled meeting, or more frequently if necessary, after the fair valuations are determined.
The Board has delegated the day-to-day responsibility for fair value determinations to the investment adviser who has established a valuation committee to oversee those responsibilities. In determining whether a value is not readily available or reliable, the investment adviser monitors the information it receives in the ordinary course of its investment management responsibilities to identify significant events that the investment adviser believes, in good faith, will affect the value of the investment. Those may include, but are not limited to, information or events affecting or related to specific issuers, securities, or markets; consideration of recent transactions in comparable securities; price movements in futures contracts, appropriate market indices, ADRs or exchange-traded funds; the bid/ask quotes of brokers; or other market or trading trends or information.
Fair Value Pricing of Foreign Securities. Many foreign markets close hours before the Fund values its foreign investments. As a result, significant events, including events affecting a specific issuer or security, broad market movements or volatility that occurs in U.S. markets after the close of foreign securities markets, may occur during that time that could affect the values of foreign securities held by the Fund. The Fund uses fair value pricing more frequently for foreign securities to take those factors into account. Because some foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot buy or redeem Fund shares.
Pricing of the Subsidiary. The valuation procedures described above for the Fund are the same used in valuing the Subsidiary’s portfolio investments and shares of the Subsidiary.
About Class A Shares. Class A shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below and in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers.”
The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by the Distributor or paid to your broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. There is no initial sales charge on Class A purchases of $1 million or more, but a contingent deferred sales charge (described below) may apply.
Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $25,000	5.75%	6.10%	4.75%
...
$25,000 or more but less than $50,000	5.50%	5.82%	4.75%
...
$50,000 or more but less than $100,000	4.75%	4.99%	4.00%
...
$100,000 or more but less than $250,000	3.75%	3.90%	3.00%
...
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
...
$500,000 or more but less than $1 million	2.00%	2.04%	1.60%
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

Reduced Class A Sales Charges. Under a “Right of Accumulation” or a “Letter of Intent” you may be eligible to buy Class A shares of the Fund at the reduced sales charge rate that would apply to a larger purchase. Purchases of “qualified shares” of the Fund and certain other Oppenheimer funds may be added to your Class A share purchases for calculating the applicable sales charge.
Except as noted below, Class A and Class C shares of the Oppenheimer funds listed in the Fund’s Statement of Additional Information under the heading “The Oppenheimer Funds” (including shares of the Fund), and Class A and Class C units owned in adviser sold college savings programs, for which an affiliate of the Manager or the Distributor serves as the “Program Manager” or “Program Distributor” are “qualified shares” for satisfying the terms of a Right of Accumulation or a Letter of Intent. Purchases made by reinvestment of dividend or capital gain distributions are “qualified shares” for
Oppenheimer Fundamental Alternatives Fund	31

satisfying the terms of a Right of Accumulation, but are not “qualified shares” for satisfying the terms of a Letter of Intent. Purchases of Class R, Class Y or Class I shares of Oppenheimer funds, purchases under the “reinvestment privilege” described below, and purchases of Class A shares of Oppenheimer Government Money Market Fund or Oppenheimer Government Cash Reserves on which a sales charge has not been paid do not count as “qualified shares” for Right of Accumulation or Letter of Intent purposes. The Fund reserves the right to modify or to cease offering these programs at any time.
■	Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of qualified shares that you and your spouse currently own, and other qualified share purchases that you are currently making, to the value of your Class A share purchase of the Fund. The value of the qualified shares you currently own is based on the greater of their current offering price or the amount you paid for the shares. For purposes of calculating that value, only the value of shares owned as of December 31, 2007 and any shares purchased subsequently will be taken into consideration. The value of any shares that you have redeemed will not be counted. In totaling your holdings, you may count shares held in:
■	your individual accounts (including IRAs, 403(b) plans and eligible college savings programs),
■	your joint accounts with your spouse,
■	accounts you or your spouse hold as trustees or custodians on behalf of children who are minors.
A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).
You must provide information about your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase.
To count shares held in accounts at other firms, you may be requested to provide a copy of account statements showing your current qualified share holdings. The values of the qualified share holdings you provided will be retained and the Right of Accumulation applied to future purchases, until any subsequent changes in those qualified share holdings are reported. Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation.
■	Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Fund. A Letter of Intent is a written statement of your intention to purchase a specified value of qualified shares over a 13-month period. The total amount of your intended purchases in the same types of accounts identified above under “Right of Accumulation” will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify your financial intermediary of any qualifying college savings program purchases or purchases through other financial intermediaries.
Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. Shares equal in value to 2% of the intended purchase amount will be held in escrow for this purpose. Please refer to “How to Buy Shares – Letter of Intent” in the Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.
Class A Contingent Deferred Sales Charge. Although there is no initial sales charge on Class A purchases of shares of one or more of the Oppenheimer funds totaling $1 million or more, those Class A shares may be subject to a 1.00% contingent deferred sales charge if they are redeemed within an 18-month “holding period” measured from the date of purchase (except as described in “Sales Charge Waivers” below and in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers”). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption. The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions.
The Distributor pays concessions from its own resources equal to 0.75% of Class A purchases of $1 million or more (other than purchases by certain group omnibus retirement plans) plus advances the service fee for those purchases. The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.
About Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a 12 month “holding period” measured from the date of purchase, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. Class C shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class C contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.
About Class R Shares. Class R shares are offered only to retirement plans and accounts. Class R shares are sold at net asset value per share without an initial sales charge. Class R shares are subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.25%. See “Distribution and Service (12b-1) Plans” in this prospectus for more information. See “Class R Share Availability” in the Statement of Additional Information for eligibility requirements.
32	Oppenheimer Fundamental Alternatives Fund

About Class Y Shares. Class Y shares are not available directly to individual investors, except for eligible employees (defined below). Class Y shares are sold at net asset value per share without an initial sales charge, and are available only to:
■	Wrap fee-based programs and fee-based clients of a broker, dealer, registered investment advisor or other financial intermediary;
■	Commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a transaction-based commission outside of the Fund;
■	“Institutional investors” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement and deferred compensation plans; retirement plan platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices; and
■	Eligible employees, which are present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An institutional investor or financial intermediary that buys Class Y shares for its customers’ accounts may impose charges on those accounts that are not described in this prospectus or the Statement of Additional Information. The procedures for buying, selling, exchanging and transferring the Fund’s other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.
Individual shareholders who hold Class Y shares through retirement plans or financial intermediaries will not be eligible to hold Class Y shares outside of their respective retirement plan or financial intermediary platform.
About Class I Shares. Class I shares are sold at net asset value per share without a sales charge and are only available to eligible institutional investors. To be eligible to purchase Class I shares, an investor must:
■	be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans; service provider platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices;
■	make a minimum initial investment of $1 million or more per account (waived for service provider platforms); and
■	trade through an omnibus, trust, trust networked or similar pooled account.
Class I shares are not available directly to individual investors. Individual shareholders who purchase Class I shares through a financial intermediary or service provider platform will not be eligible to hold Class I shares outside of their respective financial intermediary or service provider platform.
The minimum account balance for Class I shares is $250,000. If a Class I account balance falls below $250,000, the account may be redeemed or converted into a Class Y share account. This minimum balance policy does not apply to Class I share accounts for which the minimum initial investment is waived.
An institutional investor that buys Class I shares for its customers’ accounts may impose charges on those accounts that are not described in this prospectus or the Statement of Additional Information. Most of the special account features available to investors buying, selling, exchanging and transferring the Fund’s other share classes do not apply to Class I shares.
The Fund, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or sub-advised by the Manager or an affiliate of the Manager, and for certain investors otherwise eligible that provide investment products that reference Class I shares of the Fund as the underlying security.
No operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” will be paid with respect to Class I shares.
Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in “Sales Charge Waivers” below and in the “Special Sales Charge Arrangements and Waivers” appendix to this prospectus. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.
A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:
■	any increase in net asset value over the initial purchase price,
■	shares purchased by the reinvestment of dividends or capital gains distributions, or
■	shares eligible for a sales charge waiver (see “Sales Charge Waivers” below).
Oppenheimer Fundamental Alternatives Fund	33

The Fund redeems shares in the following order:
■	shares acquired by the reinvestment of dividends or capital gains distributions,
■	other shares that are not subject to the contingent deferred sales charge, and
■	shares held the longest during the holding period.
You are not charged a contingent deferred sales charge when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange your shares within the applicable holding period, your original holding period will carry over to the shares you acquire, even if the new fund has a different holding period. The contingent deferred sales charge applicable to the share class of the Oppenheimer fund you exchange into will apply to the acquired shares.
Sales Charge Waivers. The Fund and the Distributor offer the following opportunities to purchase shares without front-end or contingent deferred sales charges. Additional waivers and discounts, other than those listed immediately below, may be offered to clients of certain financial intermediaries. Such intermediary-specific waivers and discounts are described in the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”
Class A Sales Charge Waivers
Class A shares purchased in certain circumstances described below are not subject to Class A sales charges (and no concessions are paid by the Distributor on such purchases):
■	Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
■	Exchanges by a financial intermediary of Class Y shares for Class A shares of the same fund in connection with a change in account type or otherwise in accordance with the intermediary’s policies and procedures that renders a shareholder ineligible for Class Y shares. The availability of this sales charge waiver depends on the policies, procedures and trading platforms of an intermediary.
■	Exchanges of Shares. There is no sales charge on exchanges of shares except for Class A shares of Oppenheimer Government Money Market Fund or Oppenheimer Government Cash Reserves on which you have not paid a sales charge.
■	Reinvestment Privilege. There is no sales charge on reinvesting the proceeds from redemptions of Class A shares that occurred within the previous three months if you paid an initial or contingent deferred sales charge on the redeemed shares. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.
■	Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
■	Purchases made with the reinvestment of loan repayments by a participant in a retirement plan if the participant previously paid a sales charge on those shares.
■	Purchases made in amounts of less than $5 for accounts held directly with the Transfer Agent.
■	Purchases by the Manager or its affiliates.
■	Purchases by present or former officers, directors, trustees and employees (and their “immediate families”) of the Fund, the Manager and its affiliates, and retirement plans established by the Manager or its affiliates for their employees. The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons and daughters in law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
■	Purchases by current employees and registered representatives (and their spouses) of any financial intermediaries if permitted by the intermediary’s policies. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser’s own account (or for the benefit of such employee’s spouse or minor children).
■	Purchases made through an advisory fee or wrap fee-based platform.
■	Purchases by group omnibus retirement plans under section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code.
■	Purchases by taxable accounts held directly with the Transfer Agent that are established with the proceeds of Required Minimum Distributions from retirement plans and accounts.
■	Rollover purchases in an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent made with the proceeds of a retirement plan distribution that was previously invested in an Oppenheimer fund.
■	Purchases by former shareholders of Atlas Strategic Income Fund for any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■	Purchases by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan for any Oppenheimer fund into which shareholders of Oppenheimer Main Street Fund may exchange if permitted by the intermediary’s policies.
■	Effective December 4, 2017, purchases made where there is no broker-dealer of record.
34	Oppenheimer Fundamental Alternatives Fund

Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions
The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:
■	Involuntary redemptions of small accounts (please refer to “Minimum Account Balance,” in the applicable fund prospectus).
■	For distributions from retirement plans and accounts, deferred compensation plans or other employee benefit plans for any of the following reasons, as applicable:
1.	Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established in an Oppenheimer fund.
2.	To return excess contributions.
3.	To return contributions made due to a mistake of fact.
4.	To make hardship withdrawals, except from IRAs, as defined in the plan.
5.	To make distributions required under a qualified domestic relations order described in Section 414(p) of the Internal Revenue Code or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
6.	To meet the minimum distribution requirements of the Internal Revenue Code.
7.	To make “substantially equal periodic payments” as described in Section 72(t) of the Internal Revenue Code.
8.	For loans to participants or beneficiaries except for loans from OppenheimerFunds-sponsored 403(b)(7) custodial plans or from Oppenheimer Single K plans.
9.	On account of the participant’s separation from service. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after separation from service in or after the year age 55 is attained.
10.	Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager).
11.	Distributions made on account of a plan termination or “in-service” distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent, if requested prior to plan termination or the elimination of the Oppenheimer funds as an investment option under the plan.
12.	Distributions from a participant’s account under an Automatic Withdrawal Plan after the participant reaches age 59 1⁄2, as long as the aggregate value of the distributions does not exceed 12% of the account’s value annually.
■	Redemptions of shares under an Automatic Withdrawal Plan for an account (other than a retirement plan) if the aggregate value of the redeemed shares does not exceed 12% of the account’s value annually.
Waivers of Class C Contingent Deferred Sales Charges
The Class C CDSC will be waived for redemptions of shares in the following cases:
■	Involuntary redemptions of small accounts (please refer to “Minimum Account Balance,” in the applicable fund prospectus).
■	Redemptions from accounts other than retirement plans following the death or disability of the last surviving shareholder or sole beneficiary of a trust. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Internal Revenue Code.
■	Redemptions of Class C shares of an Oppenheimer fund, requested in writing by a retirement plan sponsor and submitted more than 12 months after the retirement plan’s first purchase of Class C shares, if the redemption proceeds are invested to purchase Class R shares of one or more Oppenheimer funds.
■	Distributions from retirement plans and accounts, deferred compensation plans or other employee benefit plans for any of the following reasons, as applicable:
1.	Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established in an Oppenheimer fund.
2.	To return excess contributions.
3.	To return contributions made due to a mistake of fact.
4.	To make hardship withdrawals, except from IRAs, as defined in the plan.
5.	To make distributions required under a qualified domestic relations order described in Section 414(p) of the Internal Revenue Code or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
6.	To meet the minimum distribution requirements of the Internal Revenue Code.
7.	To make “substantially equal periodic payments” as described in Section 72(t) of the Internal Revenue Code.
Oppenheimer Fundamental Alternatives Fund	35

8.	For loans to participants or beneficiaries except for loans from OppenheimerFunds-sponsored 403(b)(7) custodial plans or from OppenheimerFunds Single K plans.
9.	On account of the participant’s separation from service. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after separation from service in or after the year age 55 is attained.
10.	Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager).
11.	Distributions made on account of a plan termination or “in-service” distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent, if requested prior to plan termination or the elimination of the Oppenheimer funds as an investment option under the plan.
12.	For distributions from a participant’s account under an Automatic Withdrawal Plan after the participant reaches age 59 1⁄2, as long as the aggregate value of the distributions does not exceed 10% of the account’s value annually.
■	Redemptions of Class C shares under an Automatic Withdrawal Plan from an account other than a retirement plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.
■	Redemptions of shares sold to the Manager or its affiliates.
■	Redemptions of shares issued in plans of reorganization to which the Fund is a party.
■	Effective December 4, 2017, conversions to Class A share accounts requested by current investors who no longer have a broker-dealer of record for an existing Class C share account.
A description of available sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website at www.oppenheimerfunds.com and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for one of those waivers at the time you submit your purchase order or redemption request.
DISTRIBUTION AND SERVICE (12b-1) PLANS
Distribution and Service Plan for Class A Shares. The Fund has adopted a distribution and service plan for Class A shares. The plan provides for the Fund to pay the Distributor an asset-based sales charge calculated at an annual rate of 0.25% of the daily net assets of Class A. However, the Fund’s Board has currently set that rate at zero. The Fund pays a service fee under the plan calculated at an annual rate of 0.25% of the Class A daily net assets. The Distributor currently uses all of the Class A service fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally pays intermediaries the service fee in advance for the first year after shares are purchased and then pays that fee periodically. Because the service fee is paid out of the Fund’s assets on an ongoing basis, over time it will increase the cost of your investment.
Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans for Class C and Class R shares to pay the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Fund pays the Distributor an asset-based sales charge for Class C shares calculated at an annual rate of 0.75% of the daily net assets of that class and for Class R shares calculated at 0.25% of the daily net assets of that class. The Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class C and Class R shares. Altogether, these fees increase the Class C shares annual expenses by 1.00% and increase the Class R shares annual expenses by 0.50%, calculated on the daily net assets of the applicable class. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.
Use of Plan Fees: The Distributor uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class C or Class R shareholders in the applicable share class. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.
Class C Shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee that the Distributor pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. For Class C share purchases in certain omnibus group retirement plans, the Distributor pays the intermediary the asset-based sales charge during the first year instead of paying a sales concession at the time of purchase. The Distributor pays the service fees it receives on those shares to the intermediary for providing shareholder services to those accounts. See the Statement of Additional Information for exceptions to these arrangements.
Class R Shares: For all new purchases of Class R shares, the Distributor pays intermediaries a 0.25% service fee and a 0.25% asset based sales charge on an ongoing basis.
36	Oppenheimer Fundamental Alternatives Fund

For certain Class R shares of Oppenheimer funds purchased prior to July 1, 2014, the Distributor paid financial intermediaries 1.00% of the purchase price at the time of sale. For those shares, the Distributor retained the service fee for the first year, paying intermediates the service fee thereafter, and retains the asset-based sales charge on Class R shares on an ongoing basis.
Payments to Financial Intermediaries and Service Providers. The Sub-Adviser and/or the Distributor, Transfer Agent and/or Sub-Transfer Agent, at their discretion, may also make payments to broker-dealers, other financial intermediaries or to service providers for some or all of the following services: distribution, promotional and marketing support, operational and recordkeeping, sub-accounting, networking and administrative services.
The types of financial intermediaries that may receive compensation for providing such services include, but are not limited to, broker-dealers, financial advisors, registered investment advisers, sponsors of fund “supermarkets,” sponsors of fee-based advisory or wrap fee-based programs, sponsors of college and retirement savings programs, banks, trust companies, retirement plan or qualified tuition program administrators, third party administrators, financial intermediaries that offer products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.
Payments for distribution or promotional and marketing support are made out of the Sub-Adviser’s and/or the Distributor’s own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Manager for sub-advisory services on behalf of the Fund. Such payments, which may be substantial, are paid to financial intermediaries who perform services for the Sub-Adviser, and/or the Distributor, and are in addition to payments made pursuant to an applicable 12b-1 plan. Such payments are separate from any commissions the Distributor pays to financial intermediaries out of the sales charges paid by investors.
Payments for distribution-related expenses and asset retention items, paid by the Sub-Adviser or the Distributor, such as marketing or promotional expenses, are often referred to as “revenue sharing.” Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give a financial intermediary an incentive to cooperate with the Distributor’s marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the financial intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Sub-Adviser or Distributor may reimburse expenses, including, but not limited to, educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Sub-Adviser or Distributor does not consider a financial intermediary’s sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.
Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the financial intermediary, sales of Fund shares, the redemption rates on accounts of clients of the financial intermediary or overall asset levels of Oppenheimer funds held for or by clients of the financial intermediary, the willingness of the financial intermediary to allow the Distributor to provide educational and training support for the financial intermediary’s sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the financial intermediary’s sales system, as well as the overall quality of the services provided by the financial intermediary. The Sub-Adviser and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Sub-Adviser or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Sub-Adviser and Distributor benefit from the incremental management and other fees they receive with respect to those assets.
Payments may be made by the Transfer Agent or Sub-Transfer Agent to financial intermediaries to compensate or reimburse them for services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, operational and recordkeeping and other administrative services. These payments are made out of the Transfer Agent’s or Sub-Transfer Agent’s own resources and/or assets, including from the revenues or profits derived from the transfer agency fees the Transfer Agent receives from the Fund. Financial intermediaries that may receive these fees for providing services may include, but are not limited to, retirement plan administrators, qualified tuition program sponsors, banks and trust companies, broker-dealers, and insurance companies that offer variable annuity or variable life insurance products, and other financial intermediaries. These fees may be used by the financial intermediary to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.
Payments made by the Sub-Adviser, and/or the Distributor, the Transfer Agent and Sub-Transfer Agent are not reflected in the tables in the “Fees and Expenses of the Fund” section of this prospectus because they are not paid by the Fund.
Financial intermediaries will not receive any operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” for Class I shares.
Oppenheimer Fundamental Alternatives Fund	37

The Statement of Additional Information contains more information about revenue sharing payments made by the Sub-Adviser and/or Distributor and operational and recordkeeping, networking and sub-accounting payments made by the Transfer Agent and/or Sub-Transfer Agent. Your broker-dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Sub-Adviser, Distributor, Transfer Agent or Sub-Transfer Agent, or any other fees or expenses it charges.
How to Buy, Sell and Exchange Shares
Buying Shares. You can buy shares in several ways as described below. Your order must be received in proper form before the Valuation Time for you to receive that day’s offering price. If your order is received on a day other than a regular business day or after the Valuation Time, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. If you submit a purchase request without designating which Oppenheimer fund you wish to invest in or if the selected Oppenheimer fund or share class is no longer offered, your investments will be made into Class A shares of Oppenheimer Government Money Market Fund. This does not apply to purchases by or for certain retirement plans or accounts. A purchase order for the Fund’s shares may be rejected for any reason.
Buying Shares Through a Financial Intermediary. You can buy shares through any financial intermediary that has a selling agreement in place with the Distributor. Your financial intermediary will place your order on your behalf and may charge a fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for your account. When buying shares through a financial intermediary, you may not be eligible to purchase certain share classes offered by the Fund or benefit from certain policies and procedures described herein as your eligibility may be dependent upon the policies and procedures of such financial intermediary. In addition, financial intermediaries may have different policies and procedures regarding the availability of the sales charge reductions and waivers described herein and disclosed in the appendix titled “Special Sales Charge Arrangements and Waivers.”
Buying Shares Without Using a Financial Intermediary. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares without using a financial intermediary (without designating a broker-dealer as described below), complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to Oppenheimer funds at the address shown on the back cover of this prospectus. No share class other than Class A may be purchased by a new (non-institutional) investor without designating a broker-dealer.
If you do not designate a broker-dealer on your application or a current investor no longer has a broker-dealer of record for an existing account, the account will be held on behalf of the Fund(s) and, effective December 4, 2017, you will only be eligible to purchase Class A shares without a sales charge (and, for eligible institutional investors, Class Y or Class I shares). In the event a broker-dealer is thereafter designated by an investor, the Class A sales charge waiver privilege will be revoked for future purchases. For more information regarding undesignated investments, please call the number on the back cover of this prospectus.
■	Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay any losses from the cancellation of share purchase orders.
Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund’s best interest to do so.
Selling Shares. You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the Internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in “Payment Delays” below. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.
Redemption Price. Your shares will be redeemed at net asset value less any applicable sales charge or other fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day-to-day because the value of the securities in the Fund’s portfolio and the Fund’s expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.
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Redemptions “In-Kind.” Shares may be “redeemed in-kind” under certain circumstances (such as a lack of liquidity in the Fund’s portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund’s portfolio on a pro-rata basis. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash. You may realize taxable capital gain when converting securities to cash.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.
Options for Receiving Redemption Proceeds
■	By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.
■	By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.
■	By Wire. You can arrange to have redemption proceeds sent by Federal funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.
Payment Delays. Payment for redeemed shares is typically made within one business day after the Transfer Agent receives redemption instructions in proper form regardless of the payment method requested, but may be delayed for up to seven days as described below. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within two business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as five business days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal funds wire or certified check. Under the Investment Company Act of 1940, the Fund may suspend the right of redemption or postpone the date of payment for more than seven days in the following unusual circumstances:
■	during any period in which the NYSE is closed other than customary weekend and holiday closings or during any period in which trading on the NYSE is deemed to be restricted;
■	during any period in which an emergency exists, as a result of which (i) it is not reasonably practicable for the Fund to dispose of securities owned by it or (ii) it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or
■	during such other periods as the Securities and Exchange Commission may by order permit to protect Fund shareholders.
The Securities and Exchange Commission will determine the conditions under which trading shall be deemed to be restricted and the conditions under which an emergency shall be deemed to exist.
The Fund typically expects to use cash on hand to meet redemption requests under normal market conditions. However, to meet redemption requests during stressed market conditions, the Fund may be required to sell portfolio securities to raise cash or redeem shares “in-kind” if there is a lack of liquidity in the Fund’s portfolio. Additionally, the Fund participates in a revolving credit facility intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with atypical redemption activity.
The Oppenheimer Exchange Privilege. You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege, generally without the imposition of any sales charges. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. You can obtain a list of the Oppenheimer funds that are currently available for exchanges by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days’ notice of any material change in the exchange privilege unless applicable law allows otherwise.
Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:
■	Shares of the fund selected for exchange must be available for sale in your state of residence.
■	The selected fund and share class must offer the exchange privilege.
■	You must meet the minimum purchase requirements for the relevant class of the selected fund.
■	Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
■	Before exchanging into a fund, you should obtain its prospectus and should read it carefully.
Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor’s shares in an “omnibus” or “street name” account) receives an
Oppenheimer Fundamental Alternatives Fund	39

exchange request that conforms to these policies. The request must be received before the Valuation Time on that day in order to receive that day’s net asset value on the exchanged shares. For requests received after the Valuation Time the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either the fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.
Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund for shares of another Oppenheimer fund is considered a sale of those Fund shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.
Frequent Purchase and Exchange Limitations
The Board has adopted a policy to discourage and seek to limit or eliminate frequent purchases or exchanges of shares of the Fund by shareholders or authorized broker-dealer representatives of shareholders, in order to prevent the negative impacts, if any, that this activity may impose on other shareholders of the Fund. Negative impacts may include, without limitation, interference with portfolio management, increased taxes on portfolio securities, diminishment of Fund performance due to the need to sell portfolio securities at less favorable prices, increases in portfolio and administrative transaction costs resulting from large volumes of frequent purchase or exchange activity, and the possible dilution of Fund yields as a result of such activity. In addition, the Fund investing in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Fair Value Pricing” in this prospectus.
There is no guarantee that this policy will be sufficient to identify and prevent all frequent purchases or exchanges that may have negative impacts to the Fund. In addition, the implementation of the Fund’s policy involves judgments that are inherently subjective and involve some selectivity in their application. The Fund, however, seeks to make judgments that are consistent with the interests of the Fund’s shareholders. No matter how the Fund defines frequent purchases or exchanges, other purchases and sales of Fund shares may have adverse effects on the management of the Fund’s portfolio and its performance. Additionally, due to the complexity and subjectivity involved in identifying certain frequent trading and the volume of Fund shareholder transactions, there can be no guarantee that the Fund will be able to identify violations of the policy or to reduce or eliminate all detrimental effects of frequent purchases or exchanges.
The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.
Right to Refuse Any Purchase and/or Exchange Orders. The Fund may refuse, or cancel as permitted by law, any purchase or exchange order in its discretion for any reason at any time, and is not obligated to provide notice before rejecting or canceling an order. If a shareholder has engaged in purchases and redemptions of shares that would have been prohibited had the activity been attempted as an exchange, that shareholder may be prohibited from purchasing new Fund shares unless the Fund determines that such activity is not frequent trading activity.
Right to Terminate or Suspend Account Privileges. The Fund may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy described in this prospectus. As part of the Fund’s policy to detect and deter frequent purchases and exchanges, the Fund may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Fund may send a written warning to a shareholder that it believes may be engaging in disruptive or excessive trading activity; however, the Fund reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Fund determines, in the exercise of its discretion, has engaged in such trading activity.
Omnibus Accounts. Underlying shareholder or account data, including individual transactions, in “omnibus” or “street name” accounts (“omnibus accounts”) in the name of a broker-dealer or other financial intermediaries are often not disclosed to the Fund, which may make it difficult for the Fund to monitor for frequent trading activity. Financial intermediaries holding omnibus accounts where underlying shareholder or account data is not disclosed to the Fund will, generally, enter into written agreements which require the financial intermediaries to provide such data at the Fund’s request. Overall purchase and redemption activity in omnibus accounts will be monitored to identify patterns which may suggest frequent trading by the underlying owners. Financial intermediaries will be required to apply the Fund’s policy in addition to their own frequent trading controls. For financial intermediaries, the Fund will request individual account or transaction information, and based on the information and data it receives, will apply its policy to review transactions that may constitute frequent purchase or exchange activity. The Fund may prohibit, in its sole discretion, purchases or exchanges of Fund shares by a financial intermediary or by some or all of its clients.
40	Oppenheimer Fundamental Alternatives Fund

30-Day Exchange Limit. In addition to the discretionary ability to limit or reject any order to purchase or exchange shares of the Fund at any time, if a shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be “blocked” from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if the Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be “blocked” from further exchanges for 30 calendar days, subject to the exception described below. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange and assuming no exception applied, the full account balance ($12,000 in this example) would be blocked from exchanges into another fund for a period of 30 calendar days.
Exceptions to 30-Day Exchange Limit
■	Exchanges Into Money Market Funds. A shareholder will be permitted to exchange shares of the Fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the Fund during the prior 30 days. Exchanges from that money market fund into another fund will be monitored for excessive activity and the Fund may limit or refuse any exchange order from a money market fund in its discretion pursuant to this policy.
■	Dividend Reinvestments and Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of shares from one share class to another class within the same fund will not be considered exchanges for purposes of imposing the 30-day limit.
■	Asset Allocation Programs. Investment programs by Oppenheimer “funds of funds” that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves and execute an acknowledgement and agreement to abide by these policies with respect to their customers’ accounts. “On-demand” exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.
■	Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day exchange limit as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.
■	Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.
Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section “How to Exchange Shares” in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections “Contingent Deferred Sales Charge” and “Sales Charge Waivers” in this prospectus.
Submitting Share Transaction Requests. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary’s representative of record for the account, unless that authority has been revoked. Class Y and Class I share transactions may only be submitted in writing, by fax, by phone through a service representative, or through an investor’s designated financial intermediary.
Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.
You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.
The following policies apply to internet and telephone transactions:
■	Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.
■	Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.
■	Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, are limited to $100,000, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 15 days of changing the address on an account.
■	Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are limited to $100,000.
■	Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.
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■	Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.
The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.
The Transfer Agent maintains physical, electronic and procedural safeguards that are reasonably designed to protect your personal account information. It is important that you do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others. We advise you not to send personal or account information to us in non-secure emails. Instead, you are encouraged to take advantage of the secure features of our website to encrypt your email correspondence. The Transfer Agent, its affiliates, and the Fund are not responsible for any account losses incurred as a result of fraud if they have reason to believe that the person transacting business on an account is authorized to do so. By completing the terms of online registration to access an account through the OppenheimerFunds website, you waive any right to reclaim any losses from the Transfer Agent, its affiliates, or the Fund incurred through fraudulent activity.
Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.
Purchases and Redemptions by Federal Funds Wire. Shares may be paid for by Federal funds wire. Redemption proceeds may also be transmitted by wire and are limited to $100,000. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, please call the number on the back cover of this prospectus to provide notification of the incoming wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, please call the number on the back cover of this prospectus.
Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:
■	The Fund’s name;
■	For existing accounts, the Fund account number (from your account statement);
■	For new accounts, a completed account application;
■	For purchases, a check payable to Oppenheimer funds;
■	For redemptions, any special payment instructions;
■	For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;
■	For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
■	For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
■	Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.
Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):
■	You wish to redeem more than $100,000;
■	The redemption check is not payable to all shareholders listed on the account statement;
■	The redemption check is not sent to the address of record on your account statement;
■	Shares are being transferred to a Fund account with a different owner or name; or
■	Shares are being redeemed by someone (such as an Executor) other than the owners.
Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:
■	a U.S. bank, trust company, credit union or savings association,
■	a foreign bank that has a U.S. correspondent bank,
■	a U.S. registered dealer or broker in securities, municipal securities or government securities, or
■	a U.S. national securities exchange, a registered securities association or a clearing agency.
Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction
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requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus. However, requests that require a signature guarantee may not be submitted by fax.
Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has an agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.
Intermediaries that perform account transactions for their clients by participating in “Networking” through the National Securities Clearing Corporation are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.
Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent’s judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.
AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:
■	transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.
■	have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.
AccountLink privileges should be requested on your account application or on your broker-dealer’s settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary’s representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more information.
Asset Builder Plans. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.
To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the “Asset Builder Plan” information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent.
The Transfer Agent may require a reasonable period after receipt of your instructions to implement any requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.
Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.
Retirement Plans. The Distributor offers a number of different retirement plans that individuals and employers can use. The procedures for buying, selling, exchanging and transferring shares, and the account features applicable to share classes offered to individual retirement plans and other account types, generally do not apply to shares offered through a group omnibus retirement plan. Purchase, redemption, exchange and transfer requests for a group omnibus retirement plan must generally be submitted by the plan administrator, not by plan participants. However, the time that transaction requests must be received in order to purchase, redeem or exchange shares at the net asset value calculated on any business day is the same for all share classes and plan types. The types of retirement plans that the Distributor offers include:
■	Individual Retirement Accounts (IRAs). These include traditional IRAs, Roth IRAs and rollover IRAs.
■	SIMPLE IRAs. These are Savings Incentive Match Plan for Employees IRAs for small business owners or self-employed individuals.
■	SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
■	403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
Oppenheimer Fundamental Alternatives Fund	43

■	“Single K” Plans. These are 401(k) plans for self-employed individuals.
■	Qualified Plans. These plans are designed for businesses and self-employed individuals.
Class I shares are only available to plans that make an initial investment of $1 million or more (per account) or to service provider platforms.
Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund’s privacy policy to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called “householding,” benefits the Fund through lower printing costs and reduced mailing expense.
If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.
You may also choose to receive your account documents electronically via eDocs Direct. In order to sign up for eDocs Direct, you need to register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.
Dividends, Capital Gains and Taxes
Dividends and Distributions. The Fund intends to declare and pay dividends annually from its net investment income. The Fund may realize capital gains on the sale of portfolio securities, in which case it may also make distributions out of any net short-term or long-term capital gains annually. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.
Dividends and distributions are paid separately for each share class. The dividend distributions paid on Class A, Class Y and Class I shares will generally be higher than those on Class C and Class R shares, since the latter classes normally have higher expenses than Class A, Class Y and Class I shares.
Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:
■	Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
■	Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.
■	Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.
■	Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.
Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or reinvested in additional shares of the Fund or another Oppenheimer fund, are subject to Federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income (except as discussed below) and distributions from net long-term capital gains are taxable at the lower rate applicable to long-term capital gains no matter how long you have held your shares.
In the case of individuals and other non-corporate taxpayers, certain dividends (including certain dividends from foreign corporations) may be taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends may be eligible for the dividends-received deduction. To the extent the Fund’s distributions are paid from these types of dividends, and provided certain other Fund and shareholder level holding period requirements are satisfied, the Fund’s individual and non-corporate shareholders may be eligible to claim the reduced tax rate for the distributions and the Fund’s corporate shareholders may be eligible to claim the dividends-received deduction.
Under current law, any distribution of income attributable to qualified publicly traded partnership income or qualified real estate investment trust (“REIT”) dividends, if applicable, from the Fund’s investment in a qualified publicly traded partnership or REIT, if applicable, will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such qualified publicly traded partnership or REIT, if applicable, directly. Under proposed regulations, which are subject to change, “conduit” treatment of qualified REIT dividends will apply, subject to certain limitations, if applicable requirements are met. Such proposed regulations do not provide for analogous treatment of distributions attributable to qualified publicly traded partnership income. Technical correction legislation has been proposed to change this treatment, which may also be changed by future regulations.
44	Oppenheimer Fundamental Alternatives Fund

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund.
The Fund may be subject to foreign income taxes on income or gains from foreign securities. If at the end of the Fund’s fiscal year more than 50% of the Fund’s assets are invested in foreign securities, the Fund may make an election that would generally allow shareholders to take a credit or deduction for their share of such foreign taxes on their Federal income tax returns, subject to applicable limitations. If the Fund makes this election, shareholders must include in their income their share of the foreign taxes paid by the Fund.
After the end of each calendar year the Fund will send you and the Internal Revenue Service (“IRS”) statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.
The Fund intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to Federal income taxes on its income that it distributes to shareholders.
If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the ordinary income dividends paid to you (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. Certain distributions that are reported by the Fund as interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund’s distributions are derived from ordinary dividends, they will not be eligible for this exemption. In addition, under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays to certain foreign shareholders that fail to meet prescribed information reporting or certification requirements. Under proposed regulations, FATCA withholding on the gross proceeds of share redemptions and certain capital gain distributions, scheduled to take effect beginning January 1, 2019, has been eliminated. Such proposed regulations are subject to change.
Backup Withholding. Unless an exception applies, the Fund may be required to withhold U.S. Federal income tax on distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct social security number or taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Any amounts withheld may be credited against your U.S. Federal income tax liability.
Avoid “Buying a Distribution.” If you buy shares of the Fund before it makes a distribution, the distribution will generally be taxable to you even though it may actually be a return of a portion of your investment. You should consider whether you should purchase shares on or just before the ex-dividend date.
Remember, There May be Taxes on Transactions. Because the prices of the Fund’s shares fluctuate, you may have a capital gain or capital loss when you sell the shares or exchange them for shares of a different fund. The amount of such gain or loss is generally an amount equal to the difference between the price you paid for the shares and the amount received. Your ability to utilize capital losses may be subject to applicable limitations.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a return of capital to shareholders, which is generally non-taxable. The Fund will notify you if this occurs. In such a case, you would need to reduce the cost basis of your shares for tax purposes, which could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale or exchange of the shares. Any such distribution in excess of your cost basis in your shares will be treated as capital gain.
Cost Basis Reporting. The Fund is required to report to the IRS, and furnish to Fund shareholders, detailed “cost basis” and “holding period” information for Fund shares acquired on or after January 1, 2012 (“covered shares”) that are redeemed on or after that date. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the cost basis of such shares, (ii) the gross proceeds you received on the redemption and (iii) the holding period for the redeemed shares.
The default method for calculating the cost basis of covered shares is based on the average cost of all Fund shares you purchased on or after January 1, 2012 and prior to a particular redemption. If you and your financial or tax advisor determine another calculation method may be more beneficial for your individual tax situation, you may be able to elect another IRS-accepted method via the OppenheimerFunds website, www.oppenheimerfunds.com, or by notifying the Fund’s Transfer Agent in writing.
You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average cost basis.
This information is only a summary of certain U.S. Federal income tax information about your investment. You are encouraged to consult your tax advisor about the effect of an investment in the Fund on your particular tax situation and about any changes to the applicable law that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.
Oppenheimer Fundamental Alternatives Fund	45

Consolidated Financial Highlights
The Consolidated Financial Highlights Table is presented to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund’s independent registered public accounting firm. KPMG LLP’s report, along with the Fund’s consolidated financial statements, is included in the annual report, which is available upon request.
46	Oppenheimer Fundamental Alternatives Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$27.21	$26.81	$27.00	$26.64	$24.48
Income (loss) from investment operations:
Net investment income[2]	0.45	0.38	0.27	0.30	0.29
Net realized and unrealized gain (loss)	0.19	0.09	(0.32)	0.53	1.87
Total from investment operations	0.64	0.47	(0.05)	0.83	2.16
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.43)	(0.07)	(0.14)	(0.47)	0.00
Net asset value, end of period	$27.42	$27.21	$26.81	$27.00	$26.64

Total Return, at Net Asset Value[3]	2.34%	1.79%	(0.18)%	3.18%	8.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$477,683	$560,359	$675,558	$642,670	$642,789
Average net assets (in thousands)	$515,118	$620,775	$679,471	$636,510	$662,351
Ratios to average net assets:[4]
Net investment income	1.67%	1.39%	1.02%[5]	1.14%[5]	1.12%[5]
Expenses excluding specific expenses listed below	1.35%	1.36%	1.35%[5]	1.39%[5]	1.42%[5]
Dividends and/or interest expense on securities sold short	0.55%	0.39%	0.59%	0.60%	0.55%
Borrowing expenses on securities sold short	0.09%	0.01%	0.09%	0.18%	0.42%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	1.99%	1.76%	2.03%[5]	2.17%[5]	2.39%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.96%	1.72%	1.99%[5]	2.12%[5]	2.25%[5]
Portfolio turnover rate	155%	168%	131%	62%	44%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.
6.	Less than 0.005%.
7.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	1.99%
Year Ended October 31, 2017	1.76%
Year Ended October 31, 2016	2.05%
Year Ended October 30, 2015	2.18%
Year Ended October 31, 2014	2.40%
Oppenheimer Fundamental Alternatives Fund	47

CONSOLIDATED FINANCIAL HIGHLIGHTS
Class C	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$24.03	$23.85	$24.15	$23.89	$22.12
Income (loss) from investment operations:
Net investment income[2]	0.22	0.15	0.06	0.09	0.08
Net realized and unrealized gain (loss)	0.16	0.08	(0.28)	0.47	1.69
Total from investment operations	0.38	0.23	(0.22)	0.56	1.77
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.24)	(0.05)	(0.08)	(0.30)	0.00
Net asset value, end of period	$24.17	$24.03	$23.85	$24.15	$23.89

Total Return, at Net Asset Value[3]	1.59%	0.96%	(0.91)%	2.39%	8.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$89,319	$110,630	$139,374	$117,152	$110,383
Average net assets (in thousands)	$99,593	$123,884	$136,400	$111,050	$112,984
Ratios to average net assets:[4]
Net investment income	0.90%	0.62%	0.25%[5]	0.38%[5]	0.36%[5]
Expenses excluding specific expenses listed below	2.11%	2.13%	2.11%[5]	2.14%[5]	2.19%[5]
Dividends and/or interest expense on securities sold short	0.55%	0.39%	0.59%	0.60%	0.55%
Borrowing expenses on securities sold short	0.09%	0.01%	0.09%	0.18%	0.42%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	2.75%	2.53%	2.79%[5]	2.92%[5]	3.16%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.72%	2.49%	2.75%[5]	2.87%[5]	3.02%[5]
Portfolio turnover rate	155%	168%	131%	62%	44%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.
6.	Less than 0.005%.
7.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	2.75%
Year Ended October 31, 2017	2.53%
Year Ended October 31, 2016	2.81%
Year Ended October 30, 2015	2.93%
Year Ended October 31, 2014	3.17%
48	Oppenheimer Fundamental Alternatives Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$28.00	$27.60	$27.79	$27.41	$25.09
Income (loss) from investment operations:
Net investment income[2]	0.57	0.50	0.37	0.28	0.42
Net realized and unrealized gain (loss)	0.19	0.10	(0.29)	0.69	1.90
Total from investment operations	0.76	0.60	0.08	0.97	2.32
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.55)	(0.20)	(0.27)	(0.59)	0.00
Net asset value, end of period	$28.21	$28.00	$27.60	$27.79	$27.41

Total Return, at Net Asset Value[3]	2.77%	2.18%	0.29%	3.62%	9.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$211,904	$151,697	$130,790	$59,214	$11
Average net assets (in thousands)	$209,624	$143,209	$96,611	$8,550	$11
Ratios to average net assets:[4]
Net investment income	2.05%	1.80%	1.35%[5]	1.06%[5]	1.57%[5]
Expenses excluding specific expenses listed below	0.97%	0.92%	0.97%[5]	0.82%[5]	0.95%[5]
Dividends and/or interest expense on securities sold short	0.55%	0.39%	0.59%	0.60%	0.55%
Borrowing expenses on securities sold short	0.09%	0.01%	0.09%	0.18%	0.42%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	1.61%	1.32%	1.65%[5]	1.60%[5]	1.92%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.29%	1.61%[5]	1.55%[5]	1.79%[5]
Portfolio turnover rate	155%	168%	131%	62%	44%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.
6.	Less than 0.005%.
7.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	1.61%
Year Ended October 31, 2017	1.32%
Year Ended October 31, 2016	1.67%
Year Ended October 30, 2015	1.61%
Year Ended October 31, 2014	1.93%
Oppenheimer Fundamental Alternatives Fund	49

CONSOLIDATED FINANCIAL HIGHLIGHTS
Class R	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$26.02	$25.69	$25.89	$25.55	$23.54
Income (loss) from investment operations:
Net investment income[2]	0.36	0.29	0.19	0.22	0.21
Net realized and unrealized gain (loss)	0.17	0.10	(0.30)	0.52	1.80
Total from investment operations	0.53	0.39	(0.11)	0.74	2.01
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.37)	(0.06)	(0.09)	(0.40)	0.00
Net asset value, end of period	$26.18	$26.02	$25.69	$25.89	$25.55

Total Return, at Net Asset Value[3]	2.07%	1.51%	(0.44)%	2.92%	8.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,426	$21,058	$20,567	$17,141	$17,302
Average net assets (in thousands)	$20,325	$21,118	$18,565	$16,942	$19,224
Ratios to average net assets:[4]
Net investment income	1.40%	1.12%	0.75%[5]	0.85%[5]	0.85%[5]
Expenses excluding specific expenses listed below	1.62%	1.62%	1.62%[5]	1.64%[5]	1.72%[5]
Dividends and/or interest expense on securities sold short	0.55%	0.39%	0.59%	0.60%	0.55%
Borrowing expenses on securities sold short	0.09%	0.01%	0.09%	0.18%	0.42%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	2.26%	2.02%	2.30%[5]	2.42%[5]	2.69%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.23%	1.98%	2.26%[5]	2.37%[5]	2.54%[5]
Portfolio turnover rate	155%	168%	131%	62%	44%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.
6.	Less than 0.005%.
7.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	2.26%
Year Ended October 31, 2017	2.02%
Year Ended October 31, 2016	2.32%
Year Ended October 30, 2015	2.43%
Year Ended October 31, 2014	2.70%
50	Oppenheimer Fundamental Alternatives Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS
Class Y	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$27.86	$27.47	$27.68	$27.32	$25.05
Income (loss) from investment operations:
Net investment income[2]	0.52	0.45	0.32	0.31	0.34
Net realized and unrealized gain (loss)	0.19	0.09	(0.29)	0.60	1.93
Total from investment operations	0.71	0.54	0.03	0.91	2.27
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.50)	(0.15)	(0.24)	(0.55)	0.00
Net asset value, end of period	$28.07	$27.86	$27.47	$27.68	$27.32

Total Return, at Net Asset Value[3]	2.59%	1.98%	0.08%	3.43%	9.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$352,559	$405,224	$398,708	$87,249	$19,378
Average net assets (in thousands)	$373,135	$397,699	$278,002	$34,589	$14,096
Ratios to average net assets:[4]
Net investment income	1.90%	1.61%	1.16%[5]	1.13%[5]	1.27%[5]
Expenses excluding specific expenses listed below	1.12%	1.13%	1.17%[5]	1.10%[5]	1.78%[5]
Dividends and/or interest expense on securities sold short	0.55%	0.39%	0.59%	0.60%	0.55%
Borrowing expenses on securities sold short	0.09%	0.01%	0.09%	0.18%	0.42%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	1.76%	1.53%	1.85%[5]	1.88%[5]	2.75%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.73%	1.49%	1.81%[5]	1.83%[5]	2.04%[5]
Portfolio turnover rate	155%	168%	131%	62%	44%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.
6.	Less than 0.005%.
7.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	1.76%
Year Ended October 31, 2017	1.53%
Year Ended October 31, 2016	1.87%
Year Ended October 30, 2015	1.89%
Year Ended October 31, 2014	2.76%
Oppenheimer Fundamental Alternatives Fund	51

Appendix
Special Sales Charge Arrangements and Waivers
In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge (“CDSC”) that may apply to Class A or Class C shares of the Oppenheimer funds may be waived. The sales charge waivers and discounts discussed in the prospectus under “Sales Charge Waivers” are offered by the Fund and Distributor. However, the additional waivers and discounts set forth below may be offered to clients of specific financial intermediaries. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase or redemption of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. The financial intermediary-specific waivers and discounts shown below are only available to clients of those financial intermediaries specifically named in this appendix. Clients of other intermediaries may be eligible for the discounts and waivers listed in the prospectus under “Sales Charge Waivers,” but are not entitled to the waivers and discounts included in this appendix. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers and discounts. The waivers below apply to the extent the Fund offers the particular share class identified below. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.
Clients of financial intermediaries with self-directed brokerage accounts must check with their financial intermediary to determine if they are eligible for a particular waiver or discount.
Financial intermediary-specific sales charge waivers and/or discounts are implemented and administered by each financial intermediary. Please contact your financial intermediary for more information regarding the sales charge waivers and discounts available to you and to ensure that you understand the steps you must take to qualify for available waivers and discounts. Concessions are not paid by the Distributor unless otherwise noted below.
Sales Charge Reductions and Waivers Available Through Merrill Lynch
Class A Sales Charge Waivers (Concessions paid by Distributor*)
•	Purchases of Class A shares by retirement plans that have any of the following record-keeping arrangements:
1.	The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. (“Merrill Lynch”) on a daily valuation basis for the retirement plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by certain Merrill Lynch investment advisers, as specified by Merrill Lynch (a “Specified Merrill Lynch Investment Adviser”), that are made available under a Service Agreement between Merrill Lynch and the mutual fund’s principal underwriter or distributor, and (b) funds advised or managed by a Specified Merrill Lynch Investment Adviser (the funds described in (a) and (b) are referred to as “Applicable Investments”).
2.	The record keeping for the retirement plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
3.	The record keeping for a retirement plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
* However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
Waivers of Class C Sales Charges
Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information.
Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch
•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•	Shares purchased by or through a 529 Plan
•	Shares purchased through a Merrill Lynch affiliated investment advisory program
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
52

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
CDSC Waivers on A and C Shares Available at Merrill Lynch
•	Death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•	Return of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•	Shares acquired through a right of reinstatement
•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•	Breakpoints as described in this prospectus.
•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Class A Sales Charge Waivers Available Through Mass Mutual Retirement Services
•	Purchases in an OppenheimerFunds-sponsored Rollover IRA held directly with the Transfer Agent by clients of Mass Mutual Retirement Services.
Class A Sales Charge Waivers Available to Share Purchases through LPL Financial (“LPL”)
•	Shares purchased by clients of LPL who are accessing the Oppenheimer funds through LPL’s Mutual Fund Only Platform.
Class A Sales Charge Waivers Available at Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform will be eligible for the following Class A front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information.
•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs plans.
•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a
53

shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Class A Front-End Sales Charge Waivers Available at Morgan Stanley Wealth Management
Effective July 1, 2018, shareholders purchasing the Oppenheimer Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information.
•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•	Shares purchased through a Morgan Stanley self-directed brokerage account.
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Sales Charge Waivers Available at Raymond James & Associates, Inc., Raymond James Financial Services, Inc. & Raymond James affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•	Shares purchased in an investment advisory program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A and C shares available at Raymond James
•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan.
•	Return of excess contribution from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
54

•	Shares acquired through a right of reinstatement.
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation
•	Breakpoints as described in this prospectus.
•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of the fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
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Information and Services
Statement of Additional Information and Annual and Semi-Annual Reports. The Fund’s Statement of Additional Information and Annual and Semi-Annual Reports to shareholders provide additional information about the Fund’s investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s Statement of Additional Information and audited consolidated financial statements included in its most recent Annual Report dated October 31, 2018, including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated by reference into (are legally considered part of) this prospectus.
How to Request More Information
You can request the above documents, the notice explaining the Fund’s privacy policy, and other information about the Fund, without charge, by:
Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 6803 S. Tucson Way Centennial, CO 80112-3924
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com
Reports and other information about the Fund are available on the EDGAR database on the SEC’s website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC’s e-mail address: publicinfo@sec.gov.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Fund’s SEC File No.: 811-5225
SP0236.001.0219

Oppenheimer Fundamental Alternatives Fund
A series of Oppenheimer Quest for Value Funds

February 14, 2019
Statement of Additional Information
This document contains additional information about Oppenheimer Fundamental Alternatives Fund (the “Fund”) and supplements information in the Fund’s prospectus dated February 14, 2019.
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read together with the Fund’s prospectus. The Fund’s financial statements are incorporated by reference into this SAI from its most recent Annual Report. The Fund’s prospectus and most recent Annual Report may be obtained without charge, upon request, by writing to OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling OppenheimerFunds Services at the toll-free number shown below, or by downloading them from the OppenheimerFunds website at www.oppenheimerfunds.com.
NYSE Ticker Symbols
Class A QVOPX	Class Y QOPYX
Class C QOPCX	Class I QOPIX
Class R QOPNX
Oppenheimer Fundamental Alternatives Fund6803 South Tucson Way, Centennial, Colorado 80112-39241.800.CALL OPP (225.5677)

Contents
About the Fund
1	Additional Information About the Fund’s Investment Policies and Risks
1	The Fund’s Main Investment Policies
31	Other Investments and Investment Strategies
35	Investment Restrictions
37	Disclosure of Portfolio Holdings
39	How the Fund is Managed
40	Board of Trustees and Oversight Committees
42	Trustees and Officers of the Fund
51	The Manager and the Sub-Adviser
56	Brokerage Policies of the Fund
58	Distribution and Service Arrangements
61	Payments to Financial Intermediaries
About Your Account
63	About Your Account
65	How to Buy Shares
69	How to Sell Shares
71	How to Exchange Shares
72	Distributions and Taxes
79	Additional Information About the Fund
Appendix
80	Ratings Definitions
Consolidated Financial Statements
90	Consolidated Financial Statements
To Summary Prospectus

Additional Information About the Fund’s Investment Policies and Risks
OFI Global Asset Management, Inc. (“OFI Global”), the Fund’s investment adviser, has retained OppenheimerFunds, Inc. (the “Sub-Adviser”) to choose the Fund’s investments and provide related advisory services to the Fund. The portfolio manager(s), who is responsible for the day-to-day management of the Fund’s portfolio, is employed by the Sub-Adviser unless indicated otherwise. In this Statement of Additional Information (“SAI”), references to the “Manager” mean OFI Global and the Sub-Adviser unless the context indicates otherwise or unless otherwise specified. Any references in this SAI to the “Investment Company Act” refer to the “Investment Company Act of 1940, as amended.” Prior to January 1, 2013, all references in this SAI to the “Sub-Adviser” refer to OppenheimerFunds, Inc. in its capacity as the Manager.
The investment objective, the principal investment policies and the principal risks of the Fund are described in the Fund’s prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund’s Sub-Adviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.
The composition of the Fund’s portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking to achieve its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.
The Fund’s Main Investment Policies
Common Stock. Common stock represents an equity ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund’s portfolio will be affected by changes in the stock markets. Market risk can affect the Fund’s net asset value per share, which will fluctuate as the values of the Fund’s portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.
Other factors can negatively affect a particular stock’s price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund can invest in securities of large companies and mid-cap companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.
Rights and Warrants. Rights and warrants may be purchased directly or may be acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than the price of the underlying security. Rights are similar to warrants, but normally have a shorter duration and are distributed directly by the issuer to its shareholders. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Convertible Securities. Convertible securities are debt securities or preferred stocks that are convertible into the issuer’s common stock or other equity securities. While many convertible securities are considered to be mainly debt securities, certain convertible securities are regarded more as “equity equivalents” because of their conversion feature. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, and the security’s price will likely increase when interest rates fall and decrease when interest rates rise. If its conversion value exceeds its investment value, the security will generally behave more like an equity security. In that case, its price will tend to fluctuate with the price of the underlying common stock or other security.
Convertible debt securities, like other debt securities, are subject to credit risk and interest rate risk. Interest rate risk is the risk that when interest rates rise, the values of already-issued convertible debt securities generally fall. When interest rates fall, however, the values of already-issued convertible debt securities generally rise. Credit risk is the risk that the issuer of a security might not make principal or interest payments on the security when they are due. If the issuer fails to pay interest, the Fund’s income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall. The credit ratings of convertible securities generally have less impact on their price than the credit ratings of other debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore are subject to less risk than common stock in case of an issuer’s bankruptcy or liquidation.

For convertible securities that are considered to be “equity equivalents,” their credit quality generally has less impact on the security’s value than in the case of non-convertible debt securities. To determine whether convertible securities should be regarded as “equity equivalents,” a number of factors may be considered, including:
•	whether the convertible security can be exchanged for a fixed number of shares of common stock of the issuer or is subject to a “cap” or a conversion formula or other type of limit;
•	whether the convertible security can be exchanged at a time determined by the investor rather than by the issuer;
•	whether the issuer of the convertible securities has restated its earnings per share on a fully diluted basis (that is, as if all of the issuer’s convertible securities were converted into common stock); and
•	the extent to which the convertible security may participate in any appreciation in the price of the issuer’s common stock.
Convertible securities generally sell at a premium over the value of the common stock into which they could be converted. If the Fund buys a convertible security at a premium, and the underlying common stock does not appreciate as expected, the Fund might not realize a gain on the security or may experience a loss.
The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. However, convertible securities generally do not have the same potential for capital appreciation as the underlying stock and may not experience the same decline when the price of the underlying common stock declines. Convertible securities usually only decline to a level called their “investment value,” which is approximately the value of a similar non-convertible debt security.
Preferred Stock. Preferred stock are equity securities that have a dividend rate payable from the company’s earnings. Their stated dividend rate causes preferred stock to have some characteristics of debt securities. If interest rates rise, the fixed dividend on preferred stock may be less attractive and the price of those securities will likely decline. If interest rates fall, their price will likely increase.
Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require that all, or a portion of, any unpaid dividends must be paid before the issuer can pay dividends on its common stock. “Participating” preferred stock may be entitled to a larger dividend than the stated dividend in certain cases. “Auction rate” preferred stock has a dividend rate that is set by a Dutch auction process.
Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates fall.
Preferred stock do not constitute a liability of the issuer and therefore do not offer the same degree of capital protection or assured income as debt securities. Preferred stock generally rank ahead of common stock and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.
Small- and Mid-Cap Companies. The Fund may focus on equity securities of companies having a market capitalization of a specified size or range, and therefore may invest a substantial portion of its assets in securities of small-, mid- or large-sized companies. The Fund may, from time to time, emphasize companies in one or more capitalization ranges based on the investment adviser’s judgment of where the best market opportunities are. If the Fund focuses on investments in smaller sized companies its share prices may fluctuate more than those of funds focusing on larger companies. The market capitalization ranges used by the Fund will vary.
Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short term, and may have very limited liquidity. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.

Value Investing. A value investing approach seeks stocks and other equity securities that appear to be temporarily undervalued because the market does not yet recognize its potential or the issuer is temporarily out of favor. Value investing looks for securities with low prices in relation to their real worth or future prospects in the hope that the prices will rise when other investors realize the intrinsic value of the securities.
Value investing uses research into an issuer’s underlying financial condition and prospects to identify potential investments. Some of the criteria that may be used are
•	Price/earnings ratio, which is a stock’s price divided by its earnings (or its long-term earnings potential) per share. A stock that has a price/earnings ratio lower than its historical range, or lower than the market as a whole or than similar companies, or lower than widely expected due to increased earnings potential, may offer an attractive investment opportunity.
•	Price/book value ratio, which is the stock price divided by the book value per share of the company.
•	Dividend yield, which is measured by dividing the annual dividend by the stock price per share.
•	Asset valuation, which compares the stock price to the value of the company’s underlying assets, including their projected value in the marketplace, their liquidation value and their intellectual property value.
•	Free Cash Flow Yield, which is an overall return evaluation ratio of a stock that standardizes the free cash flow per share a company is expected to earn against its market price per share.
Debt Securities. The Fund may invest in debt securities, including: investment-grade U.S. and foreign corporate fixed-income securities, U.S. government securities and mortgage-related securities.
Debt securities may be subject to the following risks:
•	Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities may, however, affect the value of Fund assets. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows.
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
•	Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, below-investment-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, investment-grade bonds. In making investments in debt securities, the investment adviser may rely to some extent on the ratings of national statistical rating organizations or it may use its own research to evaluate a security’s credit-worthiness. If securities purchased are unrated, they may be assigned a rating by the investment adviser in categories similar to those of a national statistical rating organization. There are no investment policies establishing specific maturity ranges for investments, and they may be within any maturity range (short, medium or long) depending on the investment adviser’s evaluation of investment opportunities available within the debt securities markets.
•	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that it might be difficult to sell them promptly at an acceptable price.
•	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.

•	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, it may be necessary to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
•	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. It may be necessary to reinvest the proceeds at a lower interest rate, reducing income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If these securities are purchased at a premium, accelerated prepayments on those securities could cause losses on a portion of the principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
•	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account were required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Following the financial crisis, the Federal Reserve sought to stabilize the economy by keeping the federal funds rate near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as “quantitative easing.” As the Federal Reserve has completed the tapering of its securities purchases pursuant to quantitative easing, it has recently raised interest rates on multiple occasions, and continues to consider future raises to the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Ratings of Debt Securities. Ratings by ratings organizations such as Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch, Inc. (“Fitch”) represent the respective rating agency’s opinions of the credit quality of the debt securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality or indicative of market value risk. Debt securities that have the same maturity, coupon and rating may have different yields, while other debt securities that have the same maturity and coupon but different ratings may have the same yield. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
“Investment-grade” securities are those rated within the four highest rating categories of S&P’s, Moody’s, Fitch or another nationally recognized statistical rating organization (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). While securities rated within the fourth highest category by S&P’s (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Below-investment-grade securities (also referred to as “junk bonds”) are those rated below investment grade by the S&P, Moody’s, Fitch or other nationally recognized statistical rating organization or unrated securities the investment adviser believes are of comparable quality.
After the Fund buys a debt security, the security may cease to be rated or its rating may be reduced. Neither event requires the Fund to sell the security, but the investment adviser will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody’s, S&P, Fitch or another nationally recognized statistical rating organization change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use similar ratings as standards for investments in accordance with the Fund’s investment policies. The investment adviser continuously monitors the issuers of below-investment-grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.
A list of the rating categories of Moody’s, S&P, Fitch and other nationally recognized statistical rating organizations for debt securities is contained in an Appendix to this SAI.
Unrated Securities. Because the Fund may purchase securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market, which means that the Fund might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) are those rated below investment grade by S&P, Moody’s, Fitch or other nationally recognized statistical rating organization or unrated securities the investment adviser believes are of comparable quality. The investment adviser continuously monitors the issuers of below-investment-grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests. While below-investment-grade securities generally may have a higher yield than securities rated in the investment-grade categories, they are subject to increased risks. Below-investment-grade securities are considered to be speculative with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. The risks of below-investment-grade securities include:
•	Prices of below-investment-grade securities are subject to extreme price fluctuations, even under normal market conditions. Negative economic developments may have a greater impact on the prices of below-investment-grade securities than on those of investment-grade securities. In addition, the market values of below-investment-grade securities tend to reflect individual issuer developments to a greater extent than do the market values of investment-grade securities, which react primarily to fluctuations in the general level of interest rates.
•	Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. The issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of higher-grade securities. Below-investment-grade securities are vulnerable to adverse changes in the issuer’s industry and to general economic conditions. If the issuer experiences financial stress, it may not be able to pay interest and principal payments in a timely manner. The issuer’s ability to pay its debt obligations also may be lessened by specific issuer developments or the unavailability of additional financing. In the event of a default of an issuer of a below-investment-grade security, the Fund may incur expenses to the extent necessary to seek recovery or to negotiate new terms.
•	Below-investment-grade securities are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which could limit the Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. As a result, investors in below-investment-grade securities have a lower degree of protection with respect to principal and interest payments than do investors in investment-grade securities.
•	There may be less of a market for below-investment-grade securities and as a result they may be harder to sell at an acceptable price. Not all dealers maintain markets in all below-investment-grade securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for investment-grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many below-investment-grade securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. In addition, the trading volume for below-investment-grade securities is generally lower than that for investment-grade securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Fund may have difficulty disposing of certain below-investment-grade securities due to the limited number of investors in that sector of the market. When the secondary market for below-investment-grade securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Fund’s securities and judgment plays a more important role in determining such valuations.
•	Below-investment-grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. During times of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and finance them with securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them; the Fund may have to replace the securities with lower yielding securities, which could result in a lower return for the Fund.
•	Below-investment-grade securities markets may also react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. An increase in interest rates could severely disrupt the market for below-investment-grade securities. Additionally, below-investment-grade securities may be affected by legislative and regulatory developments. These developments could adversely affect the Fund’s net asset value and investment practices, the secondary market for below-investment-grade securities, the financial condition of issuers of these securities and the value and liquidity of outstanding below-investment-grade securities, especially in a thinly traded market.
These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
While securities rated “Baa” by Moody’s, “BBB” by S&P or Fitch, or the similar category by the investment adviser if an unrated security, are investment grade, they may be subject to special risks and have some speculative characteristics.
Distressed Debt Securities. The Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the Sub-Adviser of equivalent quality (“Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risks.
The Fund will generally make such investments only when the Sub-Adviser believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. Additionally, a significant period of time may pass between the time at which the Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Distressed Securities, the Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Distressed Securities, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by the Fund, there can be no assurance that the securities or other assets received by a Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities. To the extent that a Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. The Fund, however, will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.
Event-Linked Bonds. The Fund may invest in “event-linked” bonds or interests in trusts and other pooled entities that invest primarily or exclusively in event-linked bonds, including entities sponsored and/or advised by the investment adviser or an affiliate.
Event-linked bonds, including “catastrophe” bonds and other insurance-linked securities, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless the event is of a certain magnitude (based on, for example, scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group or a reference index. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest. The Fund may also invest in similar bonds where the Fund may lose all or a portion of its principal and additional interest if the mortality rate in a geographic area exceeds a stated threshold prior to maturity whether or not a particular catastrophic event has occurred. Event-linked bonds include the universe of insurance-linked securities, including sidecars, collateralized reinsurance and industry loss warranties. Some of these investments are illiquid but they are event-linked in that they default as a result of an event or series of events.
Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked bonds provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated by one or more nationally recognized statistical rating organization and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.
The issuers of the event-linked bonds in which the Fund will invest are generally treated as passive foreign investment companies (“PFICs”) for U.S. income tax purposes. More information about PFICs is included elsewhere in this SAI.
Mortgage-Related Debt Securities. Mortgage-related securities are a form of fixed-income investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations, mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits (“REMICs”) and other real estate-related securities.
Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government may have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.
As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some mortgage-related securities have interest rates that move in the opposite direction from changes in general interest rates, based on changes in a specific interest rate index. The changes in those interest rates may also occur at a multiple of the changes in the index. Although the value of a mortgage-related security may decline when interest rates rise, the opposite is not always the case. In addition, the values of mortgage-related debt securities may be affected by changes in the market’s perception of the creditworthiness of the entity issuing the securities or guaranteeing them and by changes in government regulations and tax policies.
Stripped securities can also be created for mortgage-related pass-through certificates or CMOs. Securities may be partially stripped so that each class receives some interest and some principal or they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an “interest-only” security, or “I/O,” and all of the principal is distributed to holders of another type of security, known as a “principal-only” security or “P/O.” The yields to maturity of mortgage-related I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on a P/O based on them could decline substantially.
Mortgage Prepayment and Extension Risks. In periods of declining interest rates, mortgages are more likely to be prepaid and a mortgage-related security’s maturity may be shortened by unscheduled prepayments on the underlying mortgages. If principal is returned earlier than expected, that money may have to be reinvested in other investments having a lower yield than the prepaid security. Because of these risks, mortgage-related securities may be less effective as a means of “locking in” attractive long-term interest rates and they may have less potential for appreciation during periods of declining interest rates than conventional bonds.
Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. If a mortgage-related security has been purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security as a result of interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recover its initial investment on the security.
During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments may effectively lengthen a mortgage-related security’s expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on mortgage-related securities were to decrease broadly, the Fund’s effective duration and therefore its sensitivity to interest rates, would increase.
Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
•	pass-through certificates issued or guaranteed by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), or Federal Home Loan Mortgage Corporation (“Freddie Mac”);
•	unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs;
•	unsecuritized conventional mortgages;
•	other mortgage-related securities; or
•	any combination of these.
Each class of CMO, referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed-rate CMOs or floating rate CMOs.
U.S. Treasury Obligations. These securities are directly issued by the U.S. Treasury. They include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), Treasury bonds (which have maturities of more than ten years when issued), and Treasury Inflation-Protection Securities (TIPS). Other U.S. Treasury obligations include U.S. Treasury securities that have been “stripped” by a Federal Reserve Bank and zero-coupon U.S. Treasury securities. Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates.
Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds and Federal Home Loan Mortgage Corporation obligations.
Mortgage-Related U.S. Government Securities. A variety of mortgage-related securities are issued by U.S. government agencies or instrumentalities. Like other mortgage-related securities, they may be issued in different series with different interest rates and maturities. The collateral for these securities may be either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. government agency or instrumentality or mortgage loans insured by a U.S. government agency.
Some mortgage-related securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (“Ginnie Maes”), are backed by the full faith and credit of the U.S.

government. Others are supported only by the credit of the entity that issued them (for example obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation).
In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
Money Market Instruments. The following is a brief description of the types of money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.
U.S. Government Securities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to relatively little credit risk. Obligations of U.S. government agencies or instrumentalities (including certain mortgage-backed securities) may be guaranteed or supported by the “full faith and credit” of the United States or may be backed by the right of the issuer to borrow from the U.S. Treasury or by the discretionary authority of the U.S. government to purchase the agencies’ or instrumentalities’ obligations. Others are supported only by the credit of the agency or instrumentality. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency or instrumentality issuing the obligation for repayment.
Bank Obligations. Bank obligations include time deposits, certificates of deposit, bankers’ acceptances and other bank obligations that are fully insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC currently insures the deposits of member banks up to $250,000 per account. Bank obligations also include obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or obligations of a foreign bank with total assets of at least U.S. $1 billion. Those banks may include commercial banks, savings banks, and savings and loan associations that may or may not be members of the FDIC.
Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. Time deposits may be subject to withdrawal notices and penalties.
Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed “accepted” when a bank guarantees their payment at maturity.
Bank obligations may have a limited market and may be deemed “illiquid” unless the obligation, including principal amount plus accrued interest, is payable within seven days.
Commercial Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of S&P Global Ratings (“S&P”) and Moody’s. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least “AA” by S&P or “Aa” by Moody’s.
The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.
Variable Amount Master Demand Notes. Master demand notes are direct arrangements of obligations, between a lender and a corporate borrower, that permit the investment of fluctuating amounts of money at varying rates of interest. They permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount it lends under the note at any time, up to the full amount provided by the note agreement. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.
These notes are direct lending arrangements between the lender and borrower and there is no secondary market for them. The principal plus accrued interest is redeemable at any time, however. This right to redeem the notes depends on the ability of the borrower to make the specified payments on demand. The investment adviser will consider the earning power, cash flow and other liquidity ratios of an issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.
The Fund does not currently intend to invest more than 5% of its total assets in variable amount master demand notes. The Fund has no limitations on the type of issuer from whom these notes will be purchased.
Senior Loans and Other Loans. Among other debt securities described elsewhere in this SAI, the Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans” in this SAI. Loans typically are arranged through private negotiations between a borrower and one or more financial institutions (“Lenders”). Usually the Lenders are represented by an agent (“Agent”), which usually is one of the Lenders. The borrowers may use the proceeds of loans to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings, or for other purposes.

Agents typically are commercial or investment banks that originate loans and invite other parties to join the lending syndicate. In larger transactions, it is common to have several Agents. However, only one Agent usually has primary responsibility for documentation and administration of the loan. Agents are normally paid fees by the borrower for their services. While the Fund can serve as the Agent or co-agent for a loan, the Fund currently does not intend to act as an Agent or co-Agent. Agents, acting on behalf of the Lenders, generally are primarily responsible for negotiating the loan agreement, which establishes the terms and conditions of the loan and the rights of the borrower and the Lenders. The Fund will rely on Agents to collect payments of principal and interest on a loan. The Fund also will rely in part on Agents to monitor compliance by the borrower with the restrictive covenants in the loan agreement and to notify the Fund (or the Lender from whom the Fund has purchased a participation) of any adverse change in the borrower’s financial condition.
Loans may be secured or unsecured. Where a loan is secured, Agents usually monitor the adequacy of assets that collateralize loans. In reliance upon the opinions of their legal counsel, Agents generally are also responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing loans, if any.
Financial difficulties of Agents can pose a risk to the Fund. If an Agent for a particular loan becomes insolvent, the Fund could incur losses in connection with its investment in that loan. An Agent could declare bankruptcy, and a regulatory authority could appoint a receiver or conservator. Should this occur, the assets that the Agent holds under the loan agreement, if any, should continue to be available to the Lenders, including the Fund. A regulator or a court, however, might determine that any such assets are subject to the claims of the Agent’s general or secured creditors. If that occurs, the Fund might incur costs and delays in realizing final payment on a loan, or the Fund might suffer a loss of principal or interest. The Fund may be subject to similar risks when it buys a participation interest in a loan. Most participations purchased by the Fund are structured to be “true sales” of the underlying loan, in which case the loan should not be included in the bankruptcy estate of the participation seller. However, a court might determine that the participation was not in fact a “true sale”, in which case the Fund would be a general unsecured creditor of the participation seller.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original Lender; the Fund may invest directly in a loan by purchasing a loan by an assignment from the Agent or other Lender; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan from an Agent or other Lender. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is discussed elsewhere in this SAI.
•	Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan. When the Fund is an original lender, it will have a direct contractual relationship with the borrower and will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal or interest.
•	Assignments. The Fund may also purchase a loan by assignment. When the Fund purchases a loan by assignment, it typically succeeds to whatever rights and obligations the assigning lender had under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally.
•	Participation Interests. These investments represent an undivided, indirect interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan, or are members of the loan syndicate. The participation seller remains as lender of record, and continues to face the borrower, the agent, and the other parties to the loan agreement, while the Fund generally acquires beneficial ownership of the loan. Participation interests are subject to the ongoing counterparty risk of the participation seller (and, in certain circumstances, such seller’s credit risk) as well as the credit risk of the borrower.
While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Sub-Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. In many instances, borrowers may offer to furnish material, non-public information to existing and prospective investors in the issuer’s loans. The Sub-Adviser’s decision not to receive material, non-public information may place the Sub-Adviser at a disadvantage relative to other investors in loans (such as by having an adverse effect on the price the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, the Sub-Adviser’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that the Sub-Adviser’s decision not to receive material, non-public information under normal circumstances could adversely affect the Fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, the Sub-Adviser may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. Possession of such information may in some instances occur despite the Sub-Adviser’s efforts to avoid such possession, but in other instances the Sub-Adviser may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). The Sub-Adviser’s ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Sub-Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Participation interests involve risks for the Fund. Participation interests are primarily dependent upon the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. In buying a participation interest, however, the Fund assumes both the credit risk of the borrower and the counterparty risk of the Lender selling the participation interest. As with an assignment or a loan originated by the Fund, there is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund’s income may be reduced and the value of the investment in the participation interest might also decline. Further, the seller of the participation interest will have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives from the borrower. In addition, if the seller of the participation interest fails to perform its obligations, purchasers might incur costs and delays in realizing payment and suffer a loss of principal and/or interest, including in cases where the borrower may have performed its obligation to the Lender that issued the participation (e.g., if the participation seller fails to pass along to the Fund payments received from the borrower). Although most participation interests purchased by the Fund are structured to cause the Fund to become beneficial owner of the relevant loans, and therefore avoid this outcome, if a Lender that sells the Fund a participation interest becomes insolvent, the Fund may be treated as a general creditor of the Lender. As a general creditor, the Fund will have to share the proceeds of the loan with any other creditors of the Lender. The Fund will acquire a participation interest only if the investment adviser determines that the Lender (or other intermediary Participant) selling the participation interest is creditworthy.
The Fund’s rights under a participation interest with respect to a particular loan may be more limited than the rights of original Lenders or of investors who acquire an assignment of that loan. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the participation interest and only when the Lender receives the payments from the borrower. In purchasing participation interests, the Fund will usually have a contractual relationship only with the selling institution and not the underlying borrower. The Fund generally will have no right directly to enforce compliance by the borrower with the terms of the related loan agreement, nor will the Fund necessarily have the right to object to certain changes to the loan agreement agreed to by the selling institution.
If the Fund buys a participation interest in a loan, the Fund may be subject to any rights of set-off the borrower has against the selling institution (although recourse to the selling institution may be available in the event of any such set-off). In the event of bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the loan may be subject to certain defenses that can be asserted by the borrower as a result of any improper conduct of the Lender selling the participation (although recourse to the Lender may be available). As a result, the Fund may be subject to delays, expenses and risks that are greater than those that exist when the Fund is an original Lender or assignee, and therefore a participation may be relatively illiquid as compared to a direct investment in a loan because of a smaller universe of investors who are willing to assume these additional risks present in a participation.
Fees. The Fund may be required to pay and may receive various fees and commissions in connection with purchasing, selling and holding interests in loans. Borrowers typically pay three kinds of fees to Lenders: facility fees (which may be structured as original issue discount) when a loan is originated; commitment fees on an ongoing basis based on the unused portion of a loan commitment; and prepayment penalties when a borrower prepays a loan.
The Fund receives these fees directly from the borrower if the Fund is an original Lender or, in the case of commitment fees and prepayment penalties, if the Fund acquires an assignment. Whether the Fund receives a facility fee in the case of an assignment or participation interest depends on negotiations between the Fund and the Lender selling the interests.
When the Fund buys an assignment or a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment or the participant. Occasionally, the selling lender pays a fee to the assignee or the participant. If the Fund assigns a loan or sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, in the case of an assignment, the Fund may be required to pay a transfer fee to the lending agent. If the Fund sells a participation interest, the Fund may be required to pay a transfer fee to the Lender that holds the nominal interest in the loan.

Interest Rate Benchmarks for Floating Rate Loans. Interest rates on floating rate loans adjust periodically based on a benchmark rate plus a premium or spread over the benchmark rate. The benchmark rate usually is the Prime Rate, LIBOR, the Federal Reserve federal funds rate, or other base lending rates used by commercial lenders (each as defined in the applicable loan agreement).
•	The Prime Rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank’s lowest available rate.
•	LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on deposits in a particular currency. Because Senior Loans are U.S. dollar denominated, any applicable LIBOR rate for Senior Loans would be in respect of U.S. dollar deposits. The market views changes in short-term LIBOR rates as closely related to changes in the Federal Reserve federal funds rate, although the two are not officially related.
•	The Federal Reserve federal funds rate is the rate that the Federal Reserve Bank charges member banks for borrowing money.
The interest rate on Prime Rate-based loans floats daily as the Prime Rate changes, while the interest rate on LIBOR based loans is reset periodically, typically between 30 days and one year. Quarterly interest periods are most common for floating rate loans in which the Fund invests. Certain floating or variable rate loans may permit the borrower to select an interest rate reset period of up to one year (although interest periods longer than six months will often require lender consent). Investing in loans with longer interest rate reset periods or fixed interest rates may increase fluctuations in the Fund’s net asset value as a result of changes in market interest rates: falling short-term floating interest rates tend to decrease the income payable to the Fund on its floating rate loan investments, and rising short-term floating interest rates tend to increase that income. However, the Fund may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swaps or total return swap transactions. The Fund also will attempt to maintain a dollar-weighted average time period to the next interest rate adjustment of 90 days or less for its portfolio of floating rate loans. Nevertheless, changes in interest rates can affect the value of the Fund’s floating rate loans, especially if rates change sharply in a short period, because the resets of the interest rates on the underlying portfolio of floating rate loans occur periodically and will not all happen simultaneously with changes in prevailing rates.
Floating rate loans are generally structured so that borrowers pay higher margins when they elect LIBOR-based borrower options. This permits lenders to obtain generally consistent yields on floating rate loans, regardless of whether borrowers select the LIBOR-based options or the Prime-based option. In market conditions where the differential between the lower LIBOR base rates and the higher Prime Rate base rates prevailing in the commercial bank markets has widened to the point that the higher margins paid by borrowers for LIBOR based pricing options do not compensate for the differential between the Prime Rate and the LIBOR base rates, borrowers may select the LIBOR-based pricing option, resulting in a yield on floating rate loans that is consistently lower than the yield available from the Prime Rate-based pricing option. In sustained periods of such market conditions, this tendency will significantly limit the ability of the Fund to achieve a net return to shareholders that consistently approximates the average published Prime Rate of leading U.S. banks. The Sub-Adviser cannot predict the occurrence of these conditions nor their duration in the event they do occur.
In addition, in market conditions where short term interest rates are particularly low, certain floating rate loans may be issued with a feature that prevents the relevant benchmark rate from adjusting below a specified minimum level. This is achieved by defining a “floor” to the benchmark rate, so that if downward market movements of the benchmark rate would, absent this feature, cause the benchmark rate to fall below the floor, with this feature, the benchmark rates of these floating rate loans become fixed at the applicable minimum floor level until short term interest rates (and therefore the benchmark rate) rise above that level. Although this feature is intended to result in these floating rate loans yielding more than they otherwise would when short term interest rates are low, the feature might also result in the secondary market prices of these floating rate loans becoming more sensitive to changes in interest rates should short term interest rates rise.
The Fund may invest in loans having a fixed rate of interest, however it is unlikely to do so given fixed rate loans are uncommon in the loan market generally.
Prepayment Risk and Loans. Loans typically have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of a loan may be considerably less than its stated maturity. The reinvestment by the Fund of the proceeds of prepaid loans could result in a reduction of income to the Fund in falling interest rate environments. Prepayment penalty fees that may be assessed in some cases may help offset the loss of income to the Fund in those cases.
Subordination. Senior loans generally hold the most senior position in a borrower’s capital structure. Borrowers generally are required contractually to pay the holders of senior loans before they pay the holders of corporate bonds or subordinated debt and preferred or common stockholders. Lenders obtain priority liens that typically provide the first right to cash flows or proceeds from the sale of a borrower’s collateral, if any, if the borrower becomes insolvent. That right is subject to the limitations of bankruptcy law, which may provide higher priority to certain other claims such as, for example, employee salaries, employee pensions and taxes. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. This means that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. Intercreditor arrangements that are often present where a loan has first and second lien positions typically include ‘standstill’ provisions whereby the enforcement rights of second lien creditors are restricted in favor of the first lien creditors’ rights and give the first lien creditors the right to accept or reject any restructuring plans in the event of the default or insolvency of the borrower. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans, like other debt obligations, are subject to the risk of the borrower’s non-payment of scheduled interest and/or principal. While certain of the Fund’s investments in loans may be secured by collateral that the investment adviser believes to be equal to or in excess of the principal amount of the loan at the time of investment, there can be no assurance that the liquidation of such collateral, if any, would satisfy the borrower’s obligations in the event of non-payment of scheduled interest or principal payments, or that the collateral could be readily liquidated. In the event of a borrower’s bankruptcy, the Fund could experience delays or limitations in its ability to realize the benefits of collateral securing a loan.
For the loans in which the Fund invests that are secured by collateral, that collateral may include the borrower’s tangible assets, such as cash, accounts receivable, inventory, real estate, buildings and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees or other credit support as a form security. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy in full a borrower’s obligations under a loan. If the collateral consists of stock of the borrower or its subsidiaries or affiliates, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss.
Generally, the Agent for a particular loan is responsible for monitoring collateral and for exercising remedies available to the Lenders such as foreclosure upon collateral in the event of the borrower’s default. However, the Agent will usually only be liable for its gross negligence or willful misconduct, and not for ordinary negligence. In certain circumstances, the loan agreement may authorize the Agent to liquidate the collateral and to distribute the liquidation proceeds pro rata among the lenders. The Fund may also invest in loans that are not secured by collateral. Unsecured loans involve additional risk because the lenders are general unsecured creditors of the borrower and any secured creditors may have prior rights of recourse to the assets of the borrower, and the assets of the borrower may be insufficient to satisfy in full all obligations owed to its creditors.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund. For example:
•	Other creditors might convince the court to set aside a loan or the collateralization of the loan as a “fraudulent conveyance” or “preferential transfer.” In that event, the court could recover from the Fund the interest and principal payments that the borrower made before becoming insolvent. There can be no assurance that the Fund would be able to prevent that recapture.
•	A bankruptcy court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled.
•	The court might discharge the amount of the loan that exceeds the value of the collateral or assets to which the lenders have recourse.
•	The court could subordinate the Fund’s rights to the rights of other creditors of the borrower under applicable law.

Borrower Covenants and Lender Rights. Loan agreements generally have contractual terms designed to protect Lenders. Loan agreements often include restrictive covenants that limit the activities of the borrower. A restrictive covenant is a promise by the borrower not to take certain actions that might impair the rights of Lenders. Those covenants typically require the scheduled payment of interest and principal and may include restrictions on dividend payments and other distributions to the borrower’s shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on the borrower’s total debt. In addition, a covenant may require the borrower to prepay the loan or debt obligation with any excess cash flow, proceeds of asset sales or casualty insurance, or other available cash. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after the expiration of any cure period) in a loan agreement that is not waived by the Agent and the Lenders normally is an event of default, permitting acceleration of the loan. This means that the Agent has the right to demand immediate repayment in full of the outstanding loan. If a loan is not paid when due, or if upon acceleration of a loan, the borrower fails to repay principal and accrued (but unpaid) interest in full, this failure may result in a reduction in value of the loan (and possibly the Fund’s net asset value).
Lenders typically have certain voting and consent rights under a loan agreement. Action subject to a Lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of a loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or releasing collateral for the loan, frequently requires the unanimous vote or consent of all Lenders affected.
If the Fund is not a direct lender under the loan because it has invested via a participation, derivative or other indirect means, the Fund may not be entitled to exercise some or all of the Lender rights described in this section.
Delayed Draw Loans. The Fund may have obligations under a loan agreement to make disbursements of loans after the initial disbursement in certain circumstances, for example if the loan was partially “unfunded” at the time the Fund invested or if there otherwise is an ongoing commitment from the lenders to disburse further loans. The Fund intends to establish a reserve against such contingent obligations by identifying on its books cash or other liquid assets. The Fund will not purchase a loan that would require the Fund to make additional loans if as a result of that purchase all of the Fund’s additional loan commitments in the aggregate would cause the Fund to fail to meet any applicable asset segregation requirements.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans, including via participation, take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase.
This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
The Loan Syndications and Trading Association (the “LSTA”) has promulgated a “delay compensation” provision in its standard loan documentation that mitigates the direct risk of permanently losing interest payments as a result of delayed settlement by causing interest to begin to accrue for the buyer’s account after the seventh business day following the trade date (for distressed trades, the twentieth business day). However, this does not mitigate the other risks of delayed settlement. In addition, the mechanism itself can result in opportunistic behavior: A seller, having locked in its trade, might delay closing for seven business days in order to maximize its interest collections, even if it could have closed earlier, while a buyer may no longer feel any pressure to close at all, since interest is accruing for its benefit, and may choose to use its cash elsewhere. The LSTA has further attempted to put an outer limit on long, unjustified settlement delays by promulgating “buy-in/sell-out” provisions that allow a party to enter into a “cover” trade if the other party refuses to close. However, these provisions are complicated, time-consuming, and little-used, and are in any event not triggered until the fifteenth business day after the trade date (for distressed trades, the fiftieth business day).
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.
Portfolio Turnover. “Portfolio turnover” describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year to purchase securities, its portfolio turnover rate would have been 100%. The portfolio turnover rate will fluctuate from year to year.
Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which could reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid Fund-level income and excise taxes under the Internal Revenue Code.
Foreign Securities. Foreign securities include equity and debt securities of issuers organized under the laws of countries other than the United States and debt securities issued or guaranteed by foreign governmental or by supra-national entities, such as the World Bank, or by their agencies or instrumentalities. They may also include securities of issuers (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Securities denominated in foreign currencies issued by U.S. companies may also be considered to be “foreign securities.” Foreign securities may be traded on foreign securities exchanges or in foreign over-the-counter markets.
Investing in foreign securities offers potential benefits that are not available from investing only in the securities of U.S. issuers. Those benefits include the opportunity to invest in a wider range of issuers, in countries with economic policies or business cycles that differ from those in the United States and in markets that often do not move parallel to U.S. markets. Because of these features, foreign investments may reduce portfolio volatility.
The percentage of assets allocated to foreign securities may vary over time depending on a number of factors, including the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of foreign financial markets, the interest rate climate in particular foreign countries, and the relationship of foreign currencies to the U.S. dollar. The investment adviser may analyze fundamental economic criteria, including for example: relative inflation levels and trends, growth rate forecasts, natural resources, reliance on particular industries, balance of payments status, interest rates, market conditions, currency values, international trading patterns, trade barriers, diplomatic developments, social and political factors, and economic policies.
Securities of foreign issuers that are represented by American Depository Receipts, or similar depository arrangements, or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for purposes of the Fund’s investment allocations, because they are not subject to many of the special considerations and risks that apply to foreign securities held and traded abroad.
Sovereign Debt. Sovereign debt securities include fixed income securities issued or guaranteed by governments, their agencies and instrumentalities, and securities issued by supranational entities such as the World Bank or the European Union. Investment in sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards international lenders or agencies and the political constraints to which a governmental entity may be subject. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt may be requested to participate in the rescheduling or restructuring of such debt and to extend further loans to governmental entities. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. There can be no assurance that foreign sovereign debt securities will not be subject to similar restructuring arrangements or to requests for new credit which may have adverse consequences for holders of such debt. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants. In the event of a default by a governmental entity, there may be limited or no effective legal remedies for collecting on such debt. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.
Debt securities issued by certain “supra-national” entities include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. The governmental members of those supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. There can be no assurance that the constituent governments will continue to be able or willing to honor their capitalization commitments.
The Fund can invest in U.S. dollar-denominated “Brady Bonds.” These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the “residual risk.”
If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.
Risks of Foreign Investing. Investments in foreign securities present risks and considerations not usually associated with investments in U.S. securities. Those may include:
•	a lack of public information about foreign issuers;
•	lower trading volume and less liquidity in foreign securities markets than in U.S. markets;
•	greater price volatility in foreign markets than in U.S. markets;
•	less government regulation of foreign issuers, exchanges and brokers than in the U.S.;
•	a lack of uniform accounting, auditing and financial reporting standards in foreign countries compared to those applicable to U.S. issuers;
•	fluctuations in the value of foreign investments due to changes in currency rates;
•	the expense of currency exchange transactions;
•	greater difficulties in pricing securities in foreign markets;
•	foreign government restrictions on investments by U.S. and other non-local entities;
•	higher brokerage commission rates than in the U.S.;
•	increased risks of delays in clearance and settlement of portfolio transactions;
•	unfavorable differences between the U.S. economy and some foreign economies;
•	greater difficulty in commencing and pursuing lawsuits or other legal remedies;
•	less regulation of foreign banks and securities depositories;
•	increased risks of loss of certificates for portfolio securities;
•	government restrictions on the repatriation of profits or capital or other currency control regulations;
•	the possibility in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments;
•	the reduction of income by foreign taxes; and
•	potential for time-zone arbitrage.
Foreign investments are often denominated in currencies other than the U.S. dollar, which means that changes in the currency exchange rate will affect the value of those investments. Generally, when the U.S. dollar increases in value against a foreign currency, an investment denominated in that currency is worth less in U.S. dollars and when the U.S. dollar decreases in value against a foreign currency, an investment denominated in that currency is worth more in U.S. dollars. The Fund must compute its net asset value and its income in U.S. dollars and a change in the dollar value of a foreign currency will generally result in a change in the Fund’s net asset value or its investment income that is available for distribution to shareholders. Because a portion of the Fund’s investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. Foreign currency losses that occur after the Fund has distributed income may result in the Fund having made a distribution that was larger than its investment income during a particular fiscal period. In that case, the additional amount distributed would be classified as a return of capital to shareholders.
In the past, government policies have discouraged investments in certain foreign countries through economic sanctions, trade restrictions, taxation or other government actions. It is possible that such policies could be implemented in the future.
Risks of Developing and Emerging Markets. Emerging and developing markets may offer special opportunities for investing but, in addition to being subject to all the risks of foreign investing, also have greater risks than more mature foreign markets. Emerging and developing market countries may be subject to greater political, social and economic instability; have high inflation rates; experience unfavorable diplomatic developments; have less liquid securities markets with greater price volatility; have additional delays in the settlement of securities transactions; impose exchange controls; be subject to trade barriers; impose differential taxes on foreign investors; have a higher possibility of confiscatory taxes or the expropriation of assets; impose restrictions on direct investments or investments in issuers in particular industries; and lack developed legal or regulatory systems. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information about certain risks associated with emerging and developing markets is provided below.
•	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently, they have lower trading volume than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Therefore, prompt liquidation of substantial portfolio holdings may be difficult at times. As a result, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability.
•	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets. Settlements may also be delayed by operational problems. Securities issued by developing countries and by issuers located in those countries may be subject to extended settlement periods. Delays in settlement could result in temporary periods during which some assets are uninvested and no return is earned on those assets. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
•	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
•	Less Developed Governments and Economies. Developing or emerging market countries may have less developed legal and accounting systems, and their governments may also be more unstable than the governments of more developed countries. For example, governments of some developing or emerging market countries have defaulted on their bonds and there is the risk of this happening in the future. These countries may also have less protection of property rights than more developed countries. Developing or emerging market countries also may be subject to social, political or economic instability, and have greater potential for pervasiveness of corruption and crime, armed conflict, the adverse economic impact of civil war and religious or ethnic unrest. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may also be subject to greater potential difficulties in enforcing contractual obligations.
•	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Also, a government might impose temporary restrictions on remitting capital abroad if the country’s balance of payments deteriorates, or it might do so for other reasons. If government approval were delayed or refused, income or capital gains may not be able to be transmitted to the United States. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, managed adjustments in relative currency values and other protectionist measures, and practices such as share blocking. Share blocking is the practice in certain foreign markets where voting rights related to an issuer’s securities are predicated on those securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. Such restrictions have the effect of prohibiting the purchase and sale of certain voting securities within a specified number of days before, and in certain instances, after a shareholder meeting. The share blocking period can last up to several weeks, typically terminating on a date established at the discretion of the issuer. Share blocking may prevent the Fund from buying or selling securities for a period of time. When shares are blocked, trades in such securities will not settle. Having a blocking restriction lifted can be difficult and onerous, with the particular requirements varying widely by country. In some countries, the block cannot be removed for the duration of time it is effective. Additionally, the imposition of restrictions on investments by foreign entities might result in less attractive investment opportunities or require the sale of existing investments. Investments in developing or emerging market countries may also be subject to greater risks relating to the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country.
•	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. Privatization programs may offer opportunities for significant capital appreciation, in the appropriate circumstances. However, in certain developing countries, the ability of foreign entities to participate in privatization programs may be limited by local law. Additionally, the terms on which a foreign entity might be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that privatization programs will be successful.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Recovery from the crisis has been challenged by high unemployment and budget deficits as well as by weaknesses in sovereign debt issued by Greece, Spain, Portugal, the Republic of Ireland, Italy and other EU member states. The sovereign debt of several of these countries was downgraded in 2012 and many remain subject to further downgrades, which may have a negative effect on European and non-European banks that have significant exposure to sovereign debt. Since 2010, several countries, including Greece, Italy, Spain, the Republic of Ireland and Portugal, agreed to multi-year bailout loans from the ECB, the International Monetary Fund (IMF), and other institutions. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms. In the wake of the crisis, EU member states will need to make economic and political decisions in order to restore economies to sustainable growth. While a number of initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected but the exact nature and effect of this regulation is still unknown.
Some EU member states may continue to be dependent on assistance from the ECB, the IMF, or other governments and institutions. Such assistance could depend on a country’s implementation of reforms or attainment of a certain level of performance. Failure by one or more EU member states to reach those objectives or an insufficient level of assistance could result in a deeper or prolonged economic downturn, which could have a significant adverse effect on the value of investments in European countries. By adopting the euro, a member state relinquishes control of its own monetary policies. As a result, EU member states are significantly affected by fiscal and monetary controls implemented by the EMU and may be limited to some degree from implementing their own economic policies. The euro may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally.
Additionally, it is possible that EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Furthermore, the United Kingdom’s (“UK”) intended departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of UK banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies (“PFICs”) are those foreign corporations which generate primarily “passive” income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a taxable year is passive income or if 50% or more of its assets during a taxable year are assets that produce, or are held to produce, passive income.
Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Investments in foreign mutual funds may be used to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment; however investments in foreign mutual funds are subject to limits under the Investment Company Act.
Other types of foreign corporations may also be considered PFICs if their percentage of passive income or passive assets exceeds the limits described above. Unless an election is made with respect to an investment in a PFIC, which election may not always be possible, income from the disposition of a PFIC investment and from certain PFIC distributions may be subject to adverse tax treatment. The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a regulated investment company itself to tax on certain income from PFIC shares. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Foreign corporations that are PFICs for federal tax purposes may not always be recognized as such or may not provide investors all information required to report, or make an election with respect to, such investment.
A foreign issuer will not be treated as a PFIC with respect to a shareholder if such issuer is a controlled foreign corporation for U.S. federal income tax purposes (“CFC”) and the shareholder holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the shareholder generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of a CFC’s income, whether or not the CFC distributes such shareholder’s share of such amounts to it. Under proposed regulations, such income will be considered “qualifying income” for purposes of a shareholder’s qualification as a regulated investment company only to the extent such income is timely distributed to that shareholder.
Additional risks of investing in other investment companies are described under “Investments in Other Investment Companies.”
Short Sales. The Fund may make short sales of securities, either as a hedge against the potential decline in value of a security that the Fund owns (a “covered short”) or to realize appreciation when a security that the Fund does not own declines in value (a “naked short”). To effect a short sale, the Fund will borrow the security that it desires to short from a broker and then sell the security. While the Fund is borrowing the security, it will generally pay a fee to the lending broker and reimburse the broker for any dividends or other income paid on the security. Additionally, regulations require that the Fund provide collateral to the lending broker to secure its obligation to return the borrowed security. Making short sales in securities that it does not own exposes the Fund to risks associated with those securities. If the Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes the short position. The Fund will realize a gain if the security declines in price between those dates and that decline is greater than the costs of borrowing the security and transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold short and may, theoretically, be unlimited. Additionally, a lending broker may request, or market conditions may dictate, that securities sold short be returned to the broker on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s short selling strategies may limit its ability to fully benefit from increases in the securities markets.
The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to asset coverage of short sales. These guidelines may, in certain instances, require earmarking or segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund’s obligations with respect to a short sale are not otherwise “covered” through ownership of the underlying security or by other means consistent with applicable regulatory policies. Earmarking or otherwise segregating a large percentage of the Fund’s assets could impede the Sub-Adviser’s ability to manage the Fund’s portfolio.
Derivatives and Hedging. Derivative instruments may be used for liquidity, for hedging purposes, to seek income or for other investment purposes. Some of the types of derivative instruments and hedging strategies the Fund may use are:
•	futures
•	put and call options
•	options on futures
•	forward contracts
•	swaps
Other Derivatives. The Fund may invest in other types of derivative instruments. The other derivative investments the Fund can use include “debt exchangeable for common stock” or “equity-linked debt securities,” which are debt securities that are exchangeable for common stock of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer’s common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer’s common stock might not be as high as the Manager expected.
Hedging. Although the Fund can use hedging instruments, it is not obligated to use them in seeking its objective. To attempt to protect against declines in the market value of the Fund’s portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
•	sell futures contracts,
•	buy puts on such futures or on securities, or
•	write covered calls on securities futures.

The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund will normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in the value of the market. To do so, the Fund could:
•	buy futures, or
•	buy calls on such futures or on securities.
The Fund’s strategy of hedging with futures and options on futures will be incidental to the Fund’s activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund’s investment objective and are permissible under applicable regulations governing the Fund.
Futures. The Fund can buy and sell futures contracts that relate to (1) broadly-based stock indices (these are referred to as “stock index futures”), (2) an individual stock (“single stock futures”), (3) other broadly based securities indices (these are referred to as “financial futures”), (4) debt securities (these are referred to as “interest rate futures”), (5) foreign currencies (these are referred to as “forward contracts”) and (6) commodities (these are referred to as “commodity futures”).
Stock Index Futures. A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. The buyer or seller of a stock index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index’s value in response to the changes in the relative values of the underlying stocks that are included in the index over the term of the contract. A stock index cannot be purchased or sold directly.
Bond Index Futures. Bond index futures are contracts based on the future value of a basket of fixed-income securities that comprise the index. The seller or buyer of a bond index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index’s value in response to the changes in the values of the fixed-income securities that are included in the index over the term of the contract. A bond index cannot be purchased or sold directly.
Single Stock Futures. A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security of an issuer to settle the futures transaction. Either party may also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, and contracts are typically not transferable between the exchanges.
Financial Futures. Financial futures are based on the value of the basket of securities that comprise an index. These contracts obligate the buyer or seller to pay cash to settle the futures transaction, based on the fluctuation of the index’s value in response to the change in the relative values of the underlying securities that are included in the index over the term of the contract. No delivery of the underlying securities is made to settle the futures contract. Either party may also settle the transaction by entering into an offsetting contract.
Interest Rate Futures. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.
Commodity Futures. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.
These futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded. No money is paid or received on the purchase or sale of a future. Upon entering into a futures transaction, the purchaser is required to deposit an initial margin payment for the futures commission merchant (the “futures broker”). The initial margin payment will be deposited with the custodian bank in an account, registered in the futures broker’s name, that the futures broker can gain access to only under specified conditions. As the future is marked-to-market (that is, its value on the books is changed to reflect changes in its market value), subsequent margin payments, called variation margin, will be paid to or from the futures broker daily.
At any time prior to expiration of the future, the purchaser may elect to close out its position, at which time a final determination of variation margin is made and any cash in the margin account must be paid or released. The purchaser then realizes any loss or gain on the futures transaction for tax purposes.
Put and Call Options. Put options (sometimes referred to as “puts”) give the holder the right to sell an asset for an agreed-upon price. Call options (sometimes referred to as “calls”) give the holder the right to buy an asset at an agreed-upon price.

Options may be exchange-traded or over-the-counter and include securities options, index options, currency options, commodities options, and options on futures. Options may be on a single issuer or on a basket of issuers.
Selling Covered Call Options. If the Fund sells (“writes”) a call option, it must be “covered.” That means that while the call option is outstanding, the Fund must either own the security subject to the call, or, for certain types of call options, identify liquid assets on its books that would enable it to fulfill its obligations if the option were exercised.
A call option on a security is an agreement by the seller to sell an underlying security to the call purchaser at a fixed price (the “exercise price”) regardless of changes in the market price of that security during a call period. Call options are sold for a cash payment (a premium). The exercise price is usually higher than the price of the security at the time the call is sold. The seller bears the risk that the price of the underlying security may increase during the call period, requiring it to sell the security for less than the market value at the time. That risk may be offset to some extent by the premium the seller receives. If the market value of the security does not rise above the exercise price during the call period, the call generally will not be exercised. In that case the seller realizes a profit from the cash premium it received. Any such profits earned by the Fund are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed to shareholders.
A call on a securities index is also sold for a cash premium. If the buyer exercises an index call option, the seller is required to pay an amount equal to the difference between the market value of the index and the exercise price, multiplied by a specified factor. If the value of the underlying index does not rise above the call price, it is unlikely that the call will be exercised. In that case the seller would keep the cash premium without being obligated to make any payments to the purchaser of the call.
The Fund’s custodian bank, or a securities depository acting for the custodian bank, may act through the Options Clearing Corporation as the escrow agent for securities that are subject to a call option the Fund has sold. The Options Clearing Corporation will only release those securities when the call option expires or when the Fund enters into a closing transaction. No margin is required for those transactions.
When the Fund sells an over-the-counter (“OTC”) call option, it will typically enter into an arrangement with a securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the amount that the option is “in the money”).
To terminate its obligation on an OTC call it has written, the Fund can purchase a corresponding call in a “closing purchase transaction.” If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised. The Fund will realize a profit or loss, depending upon whether the premium received on the call is more or less than the amount of the option transaction costs and the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain both the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed by the Fund.
A call on a futures contract may be sold without owning the futures contract or securities deliverable under the contract. To do so, at the time the call must be covered by identifying an equivalent dollar amount of liquid assets. If the value of the segregated assets drops below 100% of the current value of the future, additional liquid assets must be identified. Because of this requirement, in no circumstances would an exercise notice as to that future require delivery on a futures contract. It would simply create a short futures position, which is permitted by applicable hedging policies.
Selling Put Options. A put option on a security or a securities index gives the purchaser the right, during the option period, to sell the underlying investment to the seller at the exercise price. When selling (writing) a put option on a security, the option must be covered by the Fund by identifying liquid assets with a value equal to or greater than the exercise price of the put option, to secure the obligation. In this case the Fund forgoes the opportunity to invest, sell or write calls against the identified assets.
The seller of a put is obligated to buy the underlying investment at the exercise price even if the market value of the investment falls below that price. If the price of the underlying investment remains higher than the exercise price, it is unlikely that a put option would be exercised. If a put option is not exercised, the seller would realize a gain of the amount of the premium received less the transaction costs incurred. If the put is exercised, the exercise price will usually exceed the market value of the underlying investment at that time. In that case, the seller could incur a loss. If the underlying investment is resold at that time, the loss would be equal to the exercise price and any transaction costs minus the amount of the premium received and the amount the seller received from the resale of the underlying investment. Settlement of a put on an index is in cash rather than by delivery of the underlying investment. Any profits earned by the Fund from writing put options are considered short-term capital gains for federal income tax purposes, and are taxable as ordinary income when distributed to shareholders.
Purchasing Puts and Calls. The Fund can purchase calls to protect against the possibility that the Fund’s portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.
The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.
Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.
Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.
When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.
Put and Call Options on Futures. A call on a futures contract may be sold by the Fund without owning the futures contract or securities deliverable under the contract. The call is covered by the Fund by identifying an equivalent dollar amount of liquid assets at the time the call is sold. If the value of the segregated assets drops below 100% of the current market value of the future, the Fund will identify additional liquid assets on its books. Therefore, the receipt of an exercise notice by the Fund as to a future would not require the delivery of the futures contract under any circumstances. It would, however, put the Fund in a short futures position, which is permitted under applicable hedging policies.
A put option on a future may be purchased by the Fund to attempt to protect against a decline (below the exercise price) in the value of the underlying investment during the put period. If, because the market price of the underlying investment remains above or equal to the exercise price, the put is not exercised or resold, it becomes worthless on the expiration date. In that case the purchaser will have lost the amount it paid as a premium and not realized any benefit from the right to sell the underlying investment. If the purchaser resells the put prior to its expiration, it may or may not realize a profit on that resale.
A put option may also be purchased by the Fund on a future it does not own. That would permit the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.
Buying and Selling Options on Foreign Currencies. Put and call options on foreign currencies include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or that are quoted by major recognized dealers in such options. The Fund can buy and sell exchange-traded and over-the-counter put options and call options on foreign currencies. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.
If the investment adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the investment adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund’s position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.
A call the Fund writes on a foreign currency is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.
The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a

“cross-hedging” strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund’s custodian bank.
Limitations on Options Transactions Imposed by Options Exchanges. Options transactions are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were purchased, sold or held through one or more different exchanges or are held in one or more accounts or through one or more brokers. Thus, the number of options that can be sold by an investment company advised by the same investment adviser may be affected by options written or held by other investment companies advised by the same investment adviser or affiliated entities. The exchanges and CFTC also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.
Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Sub-Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund’s return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments. The Fund’s option activities may affect its costs.
The Fund’s option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund’s control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.
The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund’s net asset value being more sensitive to changes in the value of the underlying investment.
If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.
An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.
There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund’s portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund’s securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the Fund’s portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.
The risk of imperfect correlation increases as the composition of the Fund’s portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.
The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.
Selection Risk. If the investment adviser uses an option at the wrong time or judges market conditions incorrectly, or if the prices of its options positions are not correlated with its other investments, a hedging strategy may reduce returns or cause losses. If a covered call option is sold on an investment that increases in value, if the call is exercised, no gain will be realized on the increase in the investment’s value above the call price. A put option on a security that does not decline in value will cost the amount of the purchase price and without providing any benefit if it cannot be resold.
Liquidity Risk. Losses might also be realized if a position could not be closed out because of illiquidity in the market for an option. An exchange traded option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.
Leverage Risk. Premiums paid for options are small compared to the market value of the underlying investments. Consequently, options may involve large amounts of leverage, which could result in the Fund’s net asset value being more sensitive to changes in the value of the underlying investments.
Correlation Risk. If the Fund sells futures or purchases puts on broadly-based indices or futures to attempt to protect against declines in the value of its portfolio securities, it may be subject to the risk that the prices of the futures or the applicable index will not correlate with the prices of those portfolio securities. For example, the market or the index might rise but the value of the hedged portfolio securities might decline. In that case, the Fund would lose money on the hedging instruments and also experience a decline in the value of the portfolio securities. Over time, however, the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which related hedging instruments are based.
The risk of imperfect correlation increases as the composition of the portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use a greater dollar amount of hedging instruments than the dollar amount of portfolio securities being hedged, particularly if the historical price volatility of the portfolio securities being hedged is more than the historical volatility of the applicable index.
Transaction Costs. Option activities might also affect portfolio turnover rates and brokerage commissions. The portfolio turnover rate might increase if the Fund is required to sell portfolio securities that are subject to call options it has sold or if it exercises put options it has bought. Although the decision to exercise a put it holds is within the Fund’s control, holding a put might create an additional reason to purchase a security. There may also be a brokerage commission on each purchase or sale of a put or call option. Those commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. A brokerage commission may also be paid for each purchase or sale of an underlying investment in connection with the exercise of a put or call.
Futures Market Risk. The ordinary differences between prices in the cash markets and the futures markets are subject to distortions, due to differences in the nature of those markets.
•	Participants in the futures market are subject to margin deposit and maintenance requirements that may cause investors to close futures contracts through offsetting transactions, distorting the normal market relationships.
•	The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
•	Speculators may consider that deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause price distortions.
Foreign Currency Forward Contracts. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to “lock in” the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases. Forward contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.
Forward Contract Strategies. Under a forward contract, the Fund agrees to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. The costs of engaging in forward contracts varies depending on factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.
A forward contract might be used to provide for the purchase or sale of the amount of foreign currency involved in the purchase or sale of a security denominated in a foreign currency, or for dividend or interest payments that may be received in a foreign currency. This is called a “transaction hedge.” The transaction hedge will protect against a loss from an adverse change in the currency exchange rates during the period between the date on which a security is purchased or sold or on which a payment is declared, and the date on which the payments are made or received. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities, but it does fix a rate of exchange in advance.
If it is anticipated that a foreign currency might suffer a substantial decline against the U.S. dollar, forward contracts to sell the foreign currency could be used to lock in the U.S. dollar value of portfolio positions. This is called a “position hedge.” To try to protect against a substantial decline of the U.S. dollar against a foreign currency, a forward contract to buy that foreign currency for a fixed dollar amount could be used. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Fund believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated.
In some cases, at or before the maturity of a forward contract, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the “spot” (that is, cash) market to settle the security trade. If the market value of the security exceeds the amount of foreign currency the Fund is obligated to deliver, the Fund might have to sell some of the foreign currency on the spot market. There would be additional transaction costs for the spot market transactions in those cases.
Alternatively, the contractual obligation to deliver the currency may be offset by purchasing a second contract to obtain, on the same maturity date, the same amount of the currency as the currency obligation. Similarly, a forward contract purchase obligation may be closed out by entering into a second contract to sell the same amount of the same currency on the maturity date of the first contract. The gain or loss would be realized as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.
Forward Contract Risks. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date a forward contract is entered into and the date it is sold. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing losses on those contracts and additional transaction costs. The use of forward contracts might reduce performance if there are unanticipated changes in currency prices.
Forward Contract Limitations. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency (or another currency that is the subject of the hedge). However, the Fund can maintain a net exposure to forward contracts in excess of the value of the Fund’s portfolio securities or other assets denominated in foreign currencies if the excess amount is “covered” by liquid securities denominated in any currency. As one alternative, the Fund could purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund could purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. The Fund could also cover its short positions by identifying assets on its books equal to the aggregate amount of the Fund’s commitment under forward contracts or the excess amount of those obligations.
Forward Contract Costs. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Foreign exchange dealers do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency at one rate, while offering a lower rate for purchasing that currency. In addition, the credit and performance risk of the relevant counterparty to the forward contract (e.g., a central clearing house counterparty or a bilateral agreement counterparty) must also be evaluated.
Swaps. A “swap” is a contract under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset (cash) at a specified date or dates in the future. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap an asset for cash at only one forward date. Swap transactions may also have more than one period and therefore more than one exchange of assets. If the term of a swap is for more than one period, the purchaser may make payments at an adjustable or “floating” rate. With a floating rate fee, the payments are based on a rate such as the London Interbank Offered Rate (“LIBOR”), and are adjusted each period. If the LIBOR or other reference rate increased over the term of the swap, the fee would increase at each swap reset date.
Swap transactions with certain counterparties may be entered into pursuant to master netting agreements. A master netting agreement provides that all swaps done between the parties shall be regarded as parts of an integral agreement. On any date, the amounts payable to or from each party in respect to one or more swap transactions in the same currency will be combined and the parties will receive or be obligated to pay the net amount. A master netting agreement may also provide that if a party defaults on one swap, the other party can terminate all of the swaps with that counterparty. If there is a default resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap for each terminated swap (i.e., the mark-to-market value at the time of termination of each swap). The gains and losses on all swaps are netted, and the result is the counterparty’s gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination are generally referred to as “aggregation.”
The Fund will segregate liquid assets on its books to cover any amounts it may owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset, a customized basket of assets, or a non-asset reference during a specified period of time. The Fund can enter into total return swaps to gain exposure to an overall market or an asset. In a total return swap, the Fund will receive the price appreciation (or depreciation) of an index, a portion of an index, an asset or a customized basket of assets in exchange for paying (or receiving) an agreed-upon fee. Total return swaps can have the potential for unlimited losses. Total return swaps entail the risk that the counterparty might default on the contract. If the counterparty defaults, the Fund may lose any contractual payments that the Fund is entitled to. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may be on a single issuer or on a basket of issuers. The purchaser of protection pays a fee during the life of the swap. Generally, if the Fund buys credit protection using a credit default swap, it will make fixed payments to the counterparty. If there is a credit event with respect to an issuer (bankruptcy, failure to timely pay interest or principal on its obligations, a restructuring or other specified occurrence) with respect to a credit default swap on which the Fund has purchased credit protection, the Fund will deliver the issuer’s defaulted bonds and the swap counterparty will pay the par amount of the bonds. Alternatively, the credit default swap may be cash settled where the swap counterparty will pay the Fund the difference between the par value and the market value of the defaulted bonds. If the swap is on a basket of issuers, the notional amount of the swap is reduced by the amount represented by that issuer, and the fixed payments are then made on the reduced notional amount.
Selling credit protection in a credit default swap increases the exposure to the specific issuer. If the Fund sells credit protection using a credit default swap, generally the Fund will receive fixed payments from the counterparty, and if a credit event occurs with respect to the issuer, the swap counterparty will deliver the issuer’s defaulted bonds and the Fund will pay the counterparty the par amount. Alternatively, the credit default swap may be cash settled where the Fund will pay the swap counterparty the difference between the par value and market value of the defaulted bonds. If the swap is on a basket of issuers, the notional amount of the swap is reduced by the amount represented by the issuer, and the fixed payments are then made on the reduced notional amount.
Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
The Fund may also invest in credit default swap index products (sometimes referred to as a CDX index). A CDX index is an equally-weighted credit default swap index. The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade. These instruments are designed to track representative segments of the credit default swap market such as North American investment grade, high volatility investment grade, below investment grade, as well as emerging markets, and provide investors with exposure to specific “baskets” of issuers of bonds or loans. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.
Volatility Swaps. The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. For example, to hedge the risk that the value of an asset held by the Fund may fluctuate significantly over the Fund’s period of investment, the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of the asset over a specified time period is greater than a volatility rate agreed at the outset of the swap. Alternatively, if the investment adviser believes that a particular security, currency, index or other financial instrument will demonstrate more (or less) volatility over a period than the market’s general expectation, to seek to increase investment return the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of that underlying instrument over the period is more (or less) than the volatility rate agreed at the outset of the swap.

Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the investment adviser is incorrect in its forecast of volatility for the underlying security, currency, index or other financial instrument that is the subject of the swap. If the investment adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap.
Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their rights to receive interest payments on a security or payments based on a reference rate. For example, they might swap the right to receive floating rate payments based on a reference rate such as “LIBOR” for the right to receive fixed rate payments.
Interest rate swaps entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates, the payments made by the Fund under a swap agreement will be greater than the payments it receives. Credit risk is the risk that the counterparty might default. If the counterparty defaults, the Fund may lose the net amount of contractual interest payments that it has not yet received.
Swaptions. A swaption is a contract that gives the holder the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.
Swap Options and Swap Forwards. The Fund may enter into options on swaps as well as forwards on swaps. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement on pre-designated terms. The Fund may write (sell) and purchase put and call swap options. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.
The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap. The Fund generally will incur a greater risk when it writes a swap option than when it purchases a swap option. When the Fund purchases a swap option it risks losing only the amount of the premium it has paid if it lets the option expire unexercised. When the Fund writes a swap option it will become obligated, upon exercise of the option by the counterparty, according to the terms of the underlying agreement.
Risks of Swap Transactions. Swaps involve the risk that the value of the instrument will not perform as expected. Swaps also involve credit risk, which is the risk that the counterparty might default. If the counterparty defaults, the purchaser might lose the amount of any contractual payments that it has not received. The investment adviser will monitor the creditworthiness of counterparties to swap transactions on an ongoing basis. The Fund’s successful use of swap agreements is dependent upon the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.
Under financial reform legislation currently being implemented, certain types of swaps are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse, which may affect counterparty risk and other risks faced by the Fund, and could result in increased margin requirements and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a clearinghouse, and the Fund faces the clearinghouse by means of an account with a futures commission merchant that is a member of the clearinghouse. Because the regulations regarding cleared swaps have not yet been fully implemented, the scope of potential risks, including risks relating to the use of clearinghouses and futures commission merchants, is unclear.
Asset Coverage for Certain Investments and Trading Practices. The Fund will segregate with its custodian or otherwise designate on its books and records liquid assets in an amount the Fund believes to be adequate to ensure that it has sufficient liquid assets to meet its obligations under its derivatives contracts, or the Fund may enter into an offsetting position to “cover” its obligations with respect to such transactions. Depending upon the contractual terms of the derivatives instrument, the customary settlement practice associated with the derivative instrument and the instrument’s liquidity, among other things, the amounts that are segregated or designated may be based on the notional (or contract) amount of the derivative or on the daily mark-to-market obligation under the derivatives contract. These amounts may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. With respect to less liquid derivative instruments (or in other situations in which the Sub-Adviser believes it necessary), the Fund may segregate amounts in addition to the amounts described above. By segregating or designating liquid assets equal to only the mark-to-market obligation under a derivatives contract, the Fund will have the ability to utilize these instruments to a greater extent than if the Fund segregated or designated liquid assets equal to the full market value of the underlying asset or the notional (or contract) amount of the instrument.
In certain circumstances, the Fund may enter into an offsetting position rather than segregating or designating liquid assets (e.g., the Fund may “cover” a written put option with a purchased put option with the same or higher exercise price). Although the Sub-Adviser will attempt to ensure that the Fund has sufficient liquid assets to meet its obligations under its derivative contracts, it is possible that the Fund’s liquid assets may be insufficient to support such obligations under its derivatives positions.
Segregating or designating a large percentage of the Fund’s liquid assets could impede the Sub-Adviser’s ability to manage the Fund’s portfolio. The Fund may modify its asset segregation policies from time to time.
Regulatory Aspects of Derivatives and Hedging Instruments. As a result of amendments to rules under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), the Manager must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a “commodity pool operator” (“CPO”) with respect to the Fund, and be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.
Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC. Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.
While the Manager is registered as a CPO under the CEA, the Manager currently intends to limit and monitor, consistent with internal compliance procedures, the Fund’s use of futures, options on such futures, commodity options and certain swaps in order to permit the Fund to continue to claim an exemption under the CFTC rules. As such, with respect to the management of the Fund, the Manager will not be subject to the disclosure, reporting and recordkeeping requirements under the CFTC rules.
Financial reform legislation that is currently being implemented imposes execution and clearing requirements on certain types of over-the-counter derivatives, among other things. In a cleared derivatives transaction, the Fund’s ultimate counterparty is a central derivatives clearing organization, or clearing house, rather than a bank or broker. The Fund will enter into cleared derivatives transactions with an executing broker. Such transactions then will be submitted for clearing and, if cleared, will be held in accounts at regulated futures commission merchants that are members of central clearing house counterparties. In contrast to bilateral derivatives transactions, cleared derivatives transactions are submitted for clearing to central clearing house counterparties immediately following execution of the agreement. Central clearing house counterparties and the members of such clearing houses generally can require termination of existing cleared derivatives transactions at any time, and can also require increases in margin above the margin that was required at the beginning of a transaction.
The Fund is also subject to the risk that, after entering into a cleared derivatives transaction, no futures commission merchant or clearing house counterparty is willing or able to clear the transaction on the Fund’s behalf. In such an event, the Fund is likely to have to pay a termination amount to the executing broker. Further, the assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s futures commission merchant or the clearing house counterparty, because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the futures commission merchant’s customers. Also, the Fund is subject to the risk that the futures commission merchant will use the Fund’s assets, which are held in an omnibus account with assets belonging to the futures commission merchant’s other customers, to satisfy payment obligations of a defaulting customer of the futures commission merchant to the clearing house counterparty. In addition, futures commission merchants generally provide to the clearing house counterparty the net amount of variation margin required for cleared derivatives for all customers in the aggregate, rather than the gross amount for each customer. The Fund is therefore subject to the risk that a clearing house counterparty will not make variation margin payments owed to the Fund if another customer of the futures commission merchant has suffered a loss and is in default. In cleared derivatives transactions, the Fund is also required to post initial as well as variation margin, thus increasing the cost of transacting in this type of instrument.
The ultimate impact of the financial reform legislation and related regulations remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions.
Tax Aspects of Certain Derivatives and Hedging Instruments. Futures contracts, non-equity options (as defined in the Internal Revenue Code) and certain foreign currency exchange contracts are treated as “Section 1256 contracts” under the Internal Revenue Code. In general, gains or losses from Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Internal Revenue Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are marked-to-market, and unrealized gains or losses are treated as though they were realized. These contracts also are marked-to-market for purposes of determining the excise tax potentially applicable to the Fund and for other purposes under rules prescribed pursuant to the Internal Revenue Code.

Certain forward contracts and other derivatives may result in “straddles” for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized on those positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.
Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
1.	gains or losses attributable to fluctuations in exchange rates that occur between the time interest or other receivables denominated in a foreign currency are accrued or expenses or other liabilities denominated in a foreign currency are accrued and the time the Fund actually collects such receivables or pays such liabilities, and
2.	gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.
Currency gains and losses are offset against market gains and losses on each trade before determining a net “Section 988” gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of investment income available for distribution to shareholders.
“Structured” Investments. “Structured” investments are financial instruments and contractual obligations designed to provide a specific risk-reward profile. A structured instrument is generally a hybrid security (often referred to as “hybrids”) that combines characteristics of two or more different financial instruments. The terms of these investments may be contractually “structured” by the purchaser and the issuer (which is typically associated with an investment banking firm) of the instrument. Structured investments may have certain features of equity and debt securities, but may also have additional features. The key characteristics of structured investments are:
•	They change the risk or return on an underlying investment asset (such as a bond, money market instrument, loan or equity security).
•	They may replicate the risk or return of an underlying investment asset.
•	They typically involve the combination of an investment asset and a derivative.
•	The derivative is an integral part of the structure, not just a temporary hedging tool.
The returns on these investments may be linked to the value of an index (such as a currency or securities index) or a basket of instruments (a portfolio of assets, such as, high yield bonds, emerging market bonds, equities from a specific industry sector, a broad-based equity index or commodities), an individual stock, bond or other security, an interest rate, or a commodity. Some of the types of structured investments are:
•	Equity-linked notes
•	Index-linked notes
•	Inflation-linked notes
•	Commodity-linked notes
•	Credit-linked notes
•	Currency-linked notes
The values of structured investments will normally rise or fall in response to the changes in the performance of the underlying index, security, interest rate or commodity. Certain structured investments may offer full or partial principal protection, or may pay a variable amount at maturity, or may pay a coupon linked to a specific security or index while leaving the principal at risk. These investments may be used to seek to realize gain or limit exposure to price fluctuations and help control risk.
Depending on the terms of the particular instrument, structured investments may be subject to equity market risk, commodity market risk, currency market risk or interest rate risk. Structured notes are subject to credit risk with respect to the issuer of the instrument (referred to as “counter-party” risk) and, for structured debt investments, might also be subject to credit risk with respect to the issuer of the underlying investment. For notes that do not include principal protection (a form of insurance), a main risk is the possible loss of principal. There is a legal risk involved with holding complex instruments, where regulatory or tax considerations may change during the term of a note. Some structured investments may create leverage, which involves additional risks.
If the underlying investment or index does not perform as anticipated, the investment might not result in a gain or may cause a loss. The price of structured investments may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, or a commodity or to the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.

Structured notes are subject to interest rate risk and are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the Fund might receive less interest than the stated coupon payment or receive less principal upon maturity of the structured note. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of these notes over time.
Equity-Linked Notes. Equity-linked debt securities pay interest at a fixed rate until they mature, which is usually in one to four years. The principal amount that they pay at maturity is not a fixed amount, however. It is calculated based on the performance of a specified equity security. The principal amount is typically adjusted for events such as stock splits, stock dividends and certain other events that affect the linked equity security but is not adjusted for any additional issuance of equity securities of the type to which it is linked. Equity-linked debt securities are subject to equity market risks and their value generally fluctuates with the price of the linked security, although these securities are generally less volatile than the equity securities to which they are linked. Because the amount of principal is based on the value of a different security, equity-linked debt securities are considered to be a type of derivative.
Index-Linked Notes. Index-linked notes are debt securities whose principal and/or interest payments depend on the performance of an underlying index. This type of indexed security offers the potential for increased income or principal payments but involves greater risk of loss than a typical debt security of the same maturity and credit quality.
Currency-Linked Notes. Currency-indexed securities are short- or intermediate-term debt securities whose value at maturity or interest payments are linked to the change in value of the U.S. dollar against the performance of a currency index or one or more foreign currencies. In some cases, these securities pay an amount at maturity based on a multiple of the amount of a currency’s change against the dollar. If they are sold prior to their maturity, their price may be higher or lower than their purchase price as a result of market conditions or changes in the credit quality of the issuer.
Commodity-Linked Notes. A commodity-linked note is a derivative instrument that has characteristics of both a debt security and a commodity-linked derivative. It typically makes interest payments like a debt security and at maturity the principal payment is linked to the price movement of an underlying commodity-related variable that may be: a physical commodity (such as heating oil, livestock, or agricultural products), a commodity future or option contract, a commodity index, or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets. Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and are negotiated with the issuer to obtain specific terms and features that are tailored to particular investment needs.
Qualifying Hybrid Instruments. “Qualifying hybrid instruments” are commodity-linked notes that are excluded from regulation under the Commodity Exchange Act and the rules thereunder.
Investment in Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals (“Gold ETFs”). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.
Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in the Fund’s prospectus and this SAI, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in the Fund’s prospectus and in this SAI to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
The Subsidiary is not registered under the Investment Company Act and is not subject to its investor protections, except as noted in the Fund’s prospectus or this SAI. The Fund, as the sole shareholder of the Subsidiary, does not have all of the protections offered by the Investment Company Act. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take action contrary to the interests of the Fund or its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its expected investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary’s portfolio, the Manager and Sub-Adviser are subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary.
Changes in the laws of the United States (where the Fund is organized) and/or the Cayman Islands (where the Subsidiary is incorporated), could prevent the Fund and/or the Subsidiary from operating as described in the Fund’s prospectus and this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

For information about the tax treatment of the Subsidiary and its investments, please refer to “Distributions and Taxes - Tax Considerations with Respect to the Subsidiary.”
Other Investments and Investment Strategies
Investing in Small, Unseasoned Companies. These are companies that have typically been in operation for less than three years, including the operations of any predecessors. Because small, unseasoned companies may be less secure financially, they may rely on borrowing to a greater extent. In that case, they may be more susceptible to adverse changes in interest rates than larger, more established companies. Small, unseasoned companies may also offer fewer products and rely on fewer key personnel. Market or economic developments may have a significant impact on these companies and on the value of their securities. These companies may have a limited trading market and the prices of their securities may be volatile, which could make them difficult to sell in a short period of time at a reasonable price. If other investors that own the security are trading it at the same time, it may have a more significant effect on the security’s price than that trading activity would have on the security price of a larger company. Securities of smaller, newer companies are also subject to greater risks of default than those of larger, more established issuers. These securities may be considered speculative and could increase overall portfolio risks.
When-Issued and Delayed-Delivery Transactions. “When-issued” and “delayed-delivery” are terms that refer to securities whose documentation is available, and for which a market exists, but which are not available for immediate delivery to a purchaser. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction with payment and delivery of the security made at a later date. During the period between purchase and settlement, the buyer makes no payment to the issuer (or seller) of the security and no interest accrues to the buyer from the investment. Purchases on that basis are made when it is anticipated that the price at the time of the transaction is lower than the price will be at the time of delivery.
The securities are subject to change in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the purchase price. If the value of the security declines below the purchase price, the transaction may lose money.
The buyer relies on the other party to complete the when-issued or delayed-delivery transactions. The buyer will bear the risk that a security purchased on a when-issued or delayed-delivery basis may not be issued or may not be delivered as agreed. A failure to do so may cause the loss of an opportunity to obtain the security at an advantageous price or yield.
When-issued and delayed-delivery transactions can be used as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, if rising interest rates or falling prices are anticipated, a portfolio security may be sold on a delayed-delivery basis to attempt to limit exposure to those occurrences. In periods of falling interest rates and rising prices, a purchase of securities on a when-issued or delayed-delivery basis may be used to obtain the benefit of currently higher cash yields.
The Fund engages in when-issued and delayed-delivery transactions for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to receive delivery, it may incur a gain or loss.
At the time of the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, the Fund records the transaction on its books and reflects the value of the security purchased in determining its net asset value. It also identifies liquid assets on its books at least equal to the amount of the purchase commitment until it pays for the investment. In a sale transaction, it records the proceeds to be received.
Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Institutions must meet credit requirements set by the investment adviser from time to time.
The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

Repurchase agreements are considered “loans” under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the institution fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The investment adviser will monitor the institution’s creditworthiness to confirm that it is financially sound and will continuously monitor the collateral’s value.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with the affiliated entities managed by the investment adviser or its affiliates, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.
Reverse Repurchase Agreements. A reverse repurchase agreement is the sale of a debt obligation to a party for a specified price, with the simultaneous agreement to repurchase it from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. Reverse repurchase agreements that the Fund may engage in also create leverage. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which a Fund is required to repurchase the security. A Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements until payment is made to the other party.
Risks of Investments in Mining Securities, Metal Investments and Gold ETFs. The Fund’s prospectus describes whether and to what extent the Fund may invest in Mining Securities, Metal Investments and/or Gold ETFs.
Investments in Mining Securities, Metal Investments and Gold ETFs involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of gold and precious metals; (2) the concentration of gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of Independent States (the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of gold and sales of central bank gold holdings; (3) unpredictable international monetary policies, economic and political conditions; (4) possible U.S. governmental regulation of Metal Investments, as well as foreign regulation of such investments; and (5) possible adverse tax consequences for the Fund in making Metal Investments, if it fails to qualify as a “regulated investment company” under the Internal Revenue Code. An adverse change with respect to any of these risk factors could have a significant negative effect on the Fund’s net asset value per share. These risks are discussed in greater detail below.
•	Risk of Price Fluctuations. The prices of precious and strategic metals are affected by various factors such as economic conditions, political events, governmental monetary and regulatory policies and market events. The prices of Mining Securities, Metal Investments and Gold ETFs held by the Fund may fluctuate sharply, which will affect the value of the Fund’s shares.
•	Concentration of Source of Gold Supply and Control of Gold Sales. Currently, the five largest producers of gold are the Republic of South Africa, Australia, the Commonwealth of Independent States (which includes Russia and certain other countries that were part of the former Soviet Union), Canada and the United States. Economic and political conditions in those countries may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings. In South Africa, the activities of companies engaged in gold mining are subject to the policies adopted by the Ministry of Mines. The Reserve Bank of South Africa, as the sole authorized sales agent for South African gold, has an influence on the price and timing of sales of South African gold. Political and social conditions in South Africa are still somewhat unsettled and may pose certain risks to the Fund (in addition to the risks described under the caption “Foreign Securities”), because the Fund may hold a portion of its assets in securities of South African issuers.
•	Unpredictable International Monetary Policies, Economic and Political Conditions. There is the possibility that unusual international monetary or political conditions may make the Fund’s portfolio assets less liquid, or that the value of the Fund’s assets might be more volatile, than would be the case with other investments. In particular, the price of gold is affected by its direct and indirect use to settle net balance of payments deficits and surpluses between nations. Because the prices of precious or strategic metals may be affected by unpredictable international monetary policies and economic conditions, there may be greater likelihood of a more dramatic fluctuation of the market prices of the Fund’s investments than of other investments.
•	Commodities Regulations. The trading of Metal Investments in the United States could become subject to the rules that govern the trading of agricultural and certain other commodities and commodity futures. In the opinion of the Fund’s counsel, at present the Fund’s permitted Metal Investments (if any) are either not subject to regulation by the

Commodity Futures Trading Commission or an exemption from regulation is available. The absence of regulation may adversely affect the continued development of an orderly market in Metal Investments trading in the United States. The development of a regulated futures market in Metal Investments trading may affect the development of a market in, and the price of, Metal Investments in the United States.
•	Effect on the Fund’s Tax Status. By making Metal Investments and/or investments in Gold ETFs, the Fund risks failing to qualify as a regulated investment company under the Internal Revenue Code. If the Fund should fail to qualify, it would lose the beneficial tax treatment accorded to qualifying investment companies under Subchapter M of the Code. Failure to qualify would occur if in any fiscal year the Fund either (a) derived more than 10% of its gross income (as defined in the Internal Revenue Code, which disregards losses for this purpose) from sales or other dispositions of Metal Investments and/or Gold ETFs, or (b) held more than 50% of its net assets in the form of Metal Investments and/or Gold ETFs or in securities not meeting certain tests under the Internal Revenue Code or (c) held more than 25% of its total assets in the form of a single Metal Investment either directly, through Gold ETFs or by derivative contract (see “Distributions and Taxes”). Accordingly, the Fund will endeavor to manage its portfolio within the limitations described above, and the Fund has adopted an investment strategy limiting the amount of its total assets that can be invested in Metal Investments and/or Gold ETFs. There can be no assurance that the Fund will qualify in every fiscal year. Furthermore, to comply with the limitations described above, the Fund may be required to make investment decisions the Manager would otherwise not make, foregoing the opportunity to realize gains, if necessary, to permit the Fund to qualify.
Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the policies and procedures established by the Board, the investment adviser determines the liquidity of portfolio investments. The holdings of illiquid and restricted securities are monitored on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Among the types of illiquid securities are repurchase agreements maturing in more than seven days. Liquidity may dissipate at any time and there can be no assurance that the investment adviser’s liquidity determinations will be correct or that a reduction in liquidity will not occur between the time such determination is made and an event prompting the Fund to sell a security.
Restricted securities acquired through private placements have contractual restrictions on their public resale that might limit the ability to value or to dispose of the securities and might lower the price that could be realized on a sale. To sell a restricted security that is not registered under applicable securities laws, the security might need to be registered. The expense of registering restricted securities may be negotiated with the issuer at the time of purchase. If the securities must be registered in order to be sold, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered. There is a risk of downward price fluctuation during that period.
Limitations that apply to purchases of restricted securities do not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Fund under its policies and procedures. Those policies and procedures take into account the trading activity for the securities, among other factors. If there is a lack of trading interest in a particular Rule 144A security, holdings of that security may be considered to be illiquid.
Borrowing and Leverage. The Fund can borrow from banks, as permitted by the Investment Company Act. The Fund also can borrow from banks and other lenders to meet redemption obligations or for temporary and emergency purposes. When the Fund borrows money for investment in other assets, it is using a speculative investment technique known as “leverage,” and changes in the value of the Fund’s investments will have a larger effect on its share price if the investments were acquired using leverage than if the Fund acquired assets without the use of leverage.
Under the Fund’s investment policies, the Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption from that Act that applies to the Fund. Currently, under the Investment Company Act, a mutual fund may borrow only from banks (other than for emergency purposes) and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed), less all liabilities and indebtedness other than borrowings, meaning that the value of those assets must be at least equal to 300% of the amount borrowed. If the value of the Fund’s assets fails to meet this 300% asset coverage requirement, the Fund will reduce the amount of its borrowings within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time and for a disadvantageous price.
The Fund may also borrow up to 5% of its total assets for temporary or emergency purposes from any lender, including a non-bank. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
The Fund will pay interest and may pay other fees in connection with loans. Interest expense and the amount of any other fees incurred by the Fund in connection with loans will raise the overall expenses of the Fund and may reduce its returns. If the Fund does borrow, its expenses will usually be greater than comparable funds that do not borrow. Additionally, if the Fund does borrow the use of leverage will make the Fund’s share prices more sensitive to changes in the value of its assets and thus might cause the Fund’s net asset value per share to fluctuate more than that of funds that do not borrow. Finally, on the maturity date for any loan, the Fund must have sufficient cash available to pay back the lenders the amount borrowed.
The Fund participates in a multi-borrower, unsecured, revolving line of credit along with certain other Oppenheimer funds (the “Line of Credit”) and with a syndicate of banks as lenders. The Line of Credit permits combined borrowings by the Fund and these other Oppenheimer funds of up to a maximum aggregate amount, as negotiated from time to time. Borrowings by the Fund under the Line of Credit may only be used for temporary or emergency purposes, including without limitation, funding of shareholder redemptions, and may not be used for leverage. The Fund’s Board has determined that the Fund’s participation in the Line of Credit is consistent with the Fund’s investment objective and policies and is in the best interests of the Fund and its shareholders.
Under the Line of Credit, interest is charged to the Fund, based on its borrowings, at a floating benchmark rate of interest plus a margin. Additionally, the Fund will pay quarterly its pro rata portion of a loan commitment fee for the Line of Credit, and pays an additional fee at each renewal of the facility (which is expected to be annually) to the administrative agent for management and administration of the facility. The Fund can prepay loans and terminate its participation in the Line of Credit at any time upon prior notice to the lenders, however each borrowing under the Line of Credit will have a scheduled maturity of 30 days. As a borrower under the Line of Credit, the Fund has certain rights and remedies under state and federal law comparable to those it would have with respect to a loan from a bank.
Investments in Other Investment Companies. The Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies can include open-end funds, closed-end funds, business development companies and unit investment trusts. Exchange-traded funds (ETFs), which are typically open-end funds or unit investment trusts, are listed on a stock exchange. These investments may provide a way to gain exposure to segments of the equity or fixed-income markets represented by the ETF’s portfolio at times when it is not possible to buy those portfolio securities directly, or may be used in order to equitize cash positions.
Investing in another investment company may involve paying a substantial premium above the value of that investment company’s portfolio securities. The Fund does not intend to invest in other investment companies unless the investment adviser believes that the potential benefits of an investment justify the expenses. As a shareholder of an investment company, the Fund would be subject to its ratable share of that company’s expenses, including its advisory and administration expenses. Investments in other investment companies are subject to limits set forth in the Investment Company Act.
Temporary Defensive and Interim Investments. When market, economic or political conditions are unstable, or the Sub-Adviser believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes and the types of money market instruments described above. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund’s temporary defensive investments can include the following short-term (maturing in one year or less) dollar-denominated debt obligations:
•	obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
•	commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally recognized rating organization,
•	short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody’s or at least BBB by S&P, or a comparable rating by another rating organization), or unrated securities judged by the Sub-Adviser to have a comparable quality to rated securities in those categories,
•	certificates of deposit and bankers’ acceptances of domestic and foreign banks having total assets in excess of $1 billion, and
•	repurchase agreements.
Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.
Publicly Traded Partnerships; Master Limited Partnerships. The Fund may invest in publicly traded limited partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the Securities and Exchange Commission and are freely tradable on a securities exchange or in the over-the-counter market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. The Fund invests as a limited partner, and normally would not be liable for the debts of an MLP beyond the amounts the Fund has contributed but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. This right of an MLP’s creditors would continue even after the Fund had sold its investment in the MLP.
The Fund currently may invest in MLPs that are generally taxed as corporations for United States federal tax purposes and that make distributions in additional shares rather than cash. Because these distributions of additional shares will be made proportionately to all owners of shares, the receipt of these additional shares will not be included in the gross income of an owner of shares for United States federal income tax purposes. When the Fund as an owner of the shares of such an MLP receives additional shares, it will be required to allocate its tax basis in its shares of the MLP between shares that the Fund already owns and the new additional shares received. Gain or loss recognized by the Fund as an owner of shares, on the sale or other disposition of a share will generally be taxable as capital gain or loss. As a regulated investment company (“RIC”), the Fund is required to derive at least 90% of its gross income for each taxable year from qualifying income. Income and gains from MLPs taxed as corporations generate qualifying income and gains for purposes of the 90% income test.
The Fund may invest in MLPs that are classified as partnerships and qualify as “qualified publicly traded partnerships” for federal tax purposes. Net income and gains from an investment in a qualified publicly traded partnership are qualifying income for purposes of the 90% income test described above. In order to meet the asset diversification test applicable to RICs, the Fund is limited to investing no more than 25% of the value of its total assets in one or more qualified publicly traded partnerships.
The Fund may invest in MLPs that are classified as partnerships but are not qualified publicly traded partnerships. Such MLPs may pass through gross income that would not be qualifying income for purposes of the 90% test described above. The Fund may also have non-qualifying assets for purposes of the RIC diversification requirements, resulting from the MLP investment.
Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be prone to operational and informational security risks resulting from breaches in cyber security (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.
Cyber security failures or breaches by the Fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both the Fund and shareholder, the inability of fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in attempting to prevent any cyber incidents in the future. While the investment adviser has policies and procedures (and risk management systems) designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value and may result in financial loss for Fund shareholders.
Investment Restrictions
Diversification. The Fund is classified as a “diversified” fund under the Investment Company Act. Currently, under the Investment Company Act a “diversified” fund is one with at least 75% of the value of its total assets represented by: (i) cash and cash items (including receivables), (ii) securities issued by the U.S. government or any of its agencies or instrumentalities, (iii) securities of other investment companies, and (iv) other securities that, for any one issuer, are limited in respect to an amount not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer. A change to a non-diversified status would require shareholder approval.
Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a “majority” of the Fund’s outstanding voting securities, which is defined as the vote of the holders of the lesser of:
•	67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
•	more than 50% of the outstanding shares.
The Fund’s investment objective is not a fundamental policy. Other policies described in the Fund’s prospectus or this SAI are “fundamental” only if they are identified as such. The Fund’s Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Fund’s prospectus or this SAI, as appropriate. The Fund’s most significant investment policies are described in the Fund’s prospectus.
Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.
•	The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.
•	The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund cannot issue “senior securities,” except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
Unless the Fund’s prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing apply on an ongoing basis.
For purposes of the Fund’s policy with respect to concentration, described above, the Fund has adopted an industry classification that is not a fundamental policy.
The following is only a brief summary of certain current limitations imposed on investment companies by the Investment Company Act and certain rules and interpretations thereunder, and is not a complete description of such limits. The discussion below is based on current law, regulations and administrative interpretations. Those laws, regulations and administrative interpretations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.
The Investment Company Act prohibits a fund from issuing a “senior security,” which is generally defined as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, or any stock of a class having priority over any other class of the fund’s shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.
Currently, under the Investment Company Act, and an OppenheimerFunds exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets from any person for temporary purposes. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
Under the Investment Company Act, a fund currently cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund’s total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 when reselling securities held in its own portfolio.

The Investment Company Act does not prohibit a fund from owning real estate, commodities or contracts related to commodities. The extent to which the Fund can invest in real estate and/or commodities or contracts related to commodities is set out in the investment strategies described in the Fund’s prospectus and this SAI.
Current Securities and Exchange Commission staff interpretations under the Investment Company Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.
The Investment Company Act does not define what constitutes “concentration” in an industry. However, the Securities and Exchange Commission staff has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry or group of industries constitutes concentration in that industry or group of industries. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; however, securities issued by any one foreign government are considered to be part of a single “industry.” For the purposes of compliance with its concentration policy, the Fund will consider portfolio investments held by underlying investment companies in which the Fund invests, to the extent that the Fund has sufficient information about such portfolio investments. The Fund will make reasonable efforts to obtain such information.
Non-Fundamental Restrictions. The Fund has the following additional operating policy that is not “fundamental” and can be changed by the Board without shareholder approval.
•	The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company Act.
The Subsidiary will also follow the Fund’s fundamental and non-fundamental investment restrictions, described above, with respect to its investments.
Disclosure of Portfolio Holdings
While recognizing the importance of providing Fund shareholders with information about their Fund’s investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund’s portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund’s behalf.
The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund’s portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund’s portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund’s investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.
Portfolio Holdings Disclosure Policies. The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund’s non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager/Sub-Adviser and its subsidiaries pursuant to agreements approved by the Fund’s Board shall not be deemed to be “compensation” or “consideration” for these purposes. Until publicly disclosed, the Fund’s portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund’s portfolio holdings may be released in accordance with the Fund’s, the Manager’s/Sub-Adviser’s, the Distributor’s and the Transfer Agent’s policies and procedures regarding dissemination of information about the Fund’s portfolio holdings.
•	Public Disclosure. The Fund’s portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund’s fiscal quarters in its annual and semi-annual reports to shareholders and in its Schedule of Investments on Form N-Q. Those documents are publicly available at the Securities and Exchange Commission. In addition, the Fund’s portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund’s website (at www.oppenheimerfunds.com) no sooner than 30 calendar days after the end of the calendar month to which the information relates. Partial holdings, listed by security or by issuer, may be posted on the Fund’s website no sooner than 5 business days following the month to which the information relates. The Fund may delay posting its holdings or may not post any holdings, if the Manager/Sub-Adviser believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund’s portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed 5 business days after the end of the calendar month to which the information relates. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT.
The Fund’s portfolio holdings (which may include the Fund’s entire portfolio or individual securities therein) may be released to the following categories of individuals or entities pursuant to ongoing arrangements, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and will not use such information in any way that is detrimental to the Fund or (2) as a member of any service provider to the Fund or of the Fund’s legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund’s policies and procedures and (b) not to trade for his or her personal account on the basis of such information. For the categories of individuals and entities described below that have ongoing arrangements to receive portfolio holdings information, such information may be furnished as often as appropriate for the purpose for which it is being provided, which may be as frequently as daily and often with no time lag between the date of the information and the date it is furnished.
•	Employees of the Fund’s service providers who need to have access to such information;
•	The Fund’s independent registered public accounting firm;
•	Members of the Fund’s Board and the independent legal counsel to the Board’s independent trustees;
•	The Fund’s custodian bank;
•	The Fund’s financial printers;
•	A proxy voting service designated by the Fund and its Board;
•	Rating/ranking organizations (such as Lipper and Morningstar);
•	Portfolio pricing services retained by the Manager/Sub-Adviser to provide portfolio security prices;
•	Brokers and dealers for purposes of providing portfolio analytic services, in connection with portfolio transactions (purchases and sales), and to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund’s regular pricing services, or to obtain prices for inter-fund trades or similar transactions); and
•	Other service providers to the Fund, the Manager, the Sub-Adviser, the Distributor, and the Transfer Agent, including providers of index services and personal trading compliance services.
Month-end lists of the Fund’s complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 5 business days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:
•	The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
•	Senior officers in the Manager’s/Sub-Adviser’s Investment Operations and Legal departments must approve the completed request for release of Fund portfolio holdings; and
•	Before receiving the data, the third-party recipient must sign a portfolio holdings non-disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund’s holdings and agreeing not to use such information in any way that is detrimental to the Fund.
Portfolio holdings may be disclosed for legitimate business purposes to brokers and dealers for purposes of providing portfolio analytic services, in connection with portfolio transactions (purchases and sales), and to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund’s regular pricing services). Portfolio holdings also may be disclosed for legitimate business purposes to consultants for pension plans that invest in Oppenheimer funds and sponsors of 401(k) plans that include Oppenheimer funds.
Portfolio holdings (which may include the Fund’s entire portfolio or individual securities therein) may be provided by the Manager/Sub-Adviser or its attorneys to other third parties subject to non-disclosure agreements or available confidentiality rights, including in the following circumstances:
•	Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant; and
•	Response to regulatory requests for information (from the Securities and Exchange Commission, the Financial Industry Regulatory Authority (“FINRA”), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes).
Portfolio managers and analysts may, subject to the Manager’s/Sub-Adviser’s policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.The Fund’s shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund’s portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund’s portfolio. In such circumstances, disclosure of the Fund’s portfolio holdings may be made to such shareholders up to 5 business days prior to making the redemption request, provided that such shareholders have entered into a non-disclosure agreement not to disclose or trade on the basis of such portfolio holdings.Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.The Fund’s policy regarding disclosure of portfolio holdings and all material amendments have been reviewed and approved by the Fund’s Board. The investment adviser and the Chief Compliance Officer of the Fund both conduct periodic reviews of compliance with the policy and provide periodic reports relating to such reviews to the Board. The Fund’s Board reserves the right to amend the Fund’s policy regarding the disclosure of portfolio holdings from time to time without prior notice and in its sole discretion.
How the Fund is Managed
Organization and History. The Fund, a series of Oppenheimer Quest for Value Funds (referred to as the “Trust”), is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trust was organized as a Massachusetts business trust in April 1987. The Trust was reorganized as a Delaware statutory trust in October 2013. Prior to June 15, 2012, the Fund was named Oppenheimer Quest Opportunity Value Fund. Prior to August 3, 2015, the Fund was named Oppenheimer Flexible Strategies Fund.
Classes of Shares. The Fund’s Board of Trustees (the “Board”) is authorized, without shareholder approval, to:
•	create new series and classes of shares;
•	reclassify unissued shares into additional series and classes;
•	divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund; and
•	terminate any class of shares.
The Fund currently offers five classes of shares: Class A, Class C, Class R, Class Y and Class I. All classes invest in the same investment portfolio. Each class of shares:
•	has its own dividends and distributions;
•	pays certain expenses which may be different for the different classes;
•	will generally have a different net asset value;
•	will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
•	votes as a class on matters that affect that class alone.
Each share of each class:
•	represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
•	is freely transferable;
•	has one vote at shareholder meetings, with fractional shares voting proportionally;
•	may be voted in person or by proxy at shareholder meetings; and
•	does not have cumulative voting rights, preemptive rights or subscription rights.
Class R Share Availability.
Class R shares may be purchased by retirement plans and accounts, such as traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans, Single K plans, Profit-Sharing Plans, Money Purchase Pension Plans; plans under Section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code; and qualified or non-qualified retirement plans or accounts or deferred compensation plans for employees or other organized groups of persons.
Class Y Share Availability.
Class Y shares are not available directly to individual investors, except for eligible employees (defined below). Class Y shares are sold at net asset value per share without an initial sales charge, and are available only to:
•	Wrap fee-based programs and fee-based clients of a broker, dealer, registered investment adviser or other financial intermediary;
•	Commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a transaction-based commission outside of the Fund;
•	“Institutional investors” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement and deferred compensation plans; retirement plan platforms; insurance companies; registered investment adviser firms; registered investment companies; bank trusts; college savings programs; and family offices; and
•	Eligible employees, which are present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
Individual shareholders who hold Class Y shares through retirement plans or financial intermediaries will not be eligible to hold Class Y shares outside of their respective retirement plan or financial intermediary platform.

Voluntary Conversion to Class Y Shares. Shareholders who currently hold other classes of Fund shares, but are authorized to purchase Class Y shares, can convert their eligible existing shares to Class Y shares of the Fund either through their financial intermediary or by submitting written instructions to the Transfer Agent. Shares that are subject to a contingent deferred sales charge (“CDSC”) are not eligible to convert to Class Y shares until the applicable CDSC period has expired. Under current applicable federal income tax law, this voluntary conversion to Class Y shares is not treated as a taxable event. If those laws or the interpretation of those laws by the Internal Revenue Service should change, this voluntary conversion feature may be suspended.
Class I Share Availability.
Class I shares are not available directly to individual investors. They are only available to eligible institutional investors. To be eligible to purchase Class I shares, an investor must:
•	be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans; retirement plan service provider platforms and health savings account service provider platforms (jointly, “service provider platforms”); insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices;
•	make a minimum initial investment of $1 million or more per account (waived for service provider platforms); and
•	trade through an omnibus, trust, trust networked or similar pooled account.
No operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” will be paid with respect to Class I shares. The Fund, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or sub-advised by the Manager or an affiliate of the Manager.
Voluntary Conversion to Class I Shares. Shareholders who currently hold other classes of Fund shares but are eligible to purchase Class I shares can convert their eligible existing shares to Class I shares of the Fund either through their financial intermediary or by submitting an application to the Transfer Agent. Shares that are subject to a contingent deferred sales charge (“CDSC”) are not eligible to convert to Class I shares until the applicable CDSC period has expired. Upon conversion, payment of specific fees that may relate to the previous share class such as operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finders fees,” are subject to Class I share restrictions. Under current applicable federal income tax law, this voluntary conversion to Class I shares is not treated as a taxable event. If those laws or the interpretation of those laws by the Internal Revenue Service should change, this voluntary conversion feature may be suspended.
Involuntary Conversion of Class I Shares. If a Class I share account balance falls below $250,000, the investor will be notified that the account is below the required minimum balance. If the account remains below $250,000 for more than six consecutive months after such notification, the account may be involuntarily redeemed or converted into a Class Y share account. This policy does not apply to accounts for which the minimum initial investment is waived.
Individual shareholders who purchase Class I shares through financial intermediaries or service provider platforms will not be eligible to hold Class I shares outside of their respective financial intermediary or service provider platform.
Shareholder and Trustee Liability; Shareholder Meetings. Under Delaware law and the Fund’s Declaration of Trust, Fund shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Under Delaware law and the Fund’s Declaration of Trust, Trustees are not personally liable to any person for any obligations of the Fund. Therefore a shareholder or Trustee of the Fund generally will not be subject to personal liability for Fund obligations. The risk that a Fund shareholder or Trustee will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Fund’s Declaration of Trust.
As a Delaware statutory trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time.
Board of Trustees and Oversight Committees
The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Delaware and Federal law. The Board is led by Joel W. Motley, an independent trustee, who is not an “interested person” of the Fund, as that term is defined in the Investment Company Act. The Board meets periodically throughout the year to oversee the Fund’s activities, review its performance, oversee the potential conflicts that could affect the Fund, and review the actions of the Manager and Sub-Adviser. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including the Manager, Sub-Adviser, and any Sub-Sub Advisers, internal auditors, the Fund’s Chief Compliance Officer, the Fund’s outside auditors and Fund counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.

The Board has an Audit Committee, a Regulatory & Oversight Committee and a Governance Committee. Each Committee is comprised solely of Trustees who are not “interested persons” under the Investment Company Act (the “Independent Trustees”). The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Fund because it allocates areas of responsibility among the committees in a manner that enhances the Board’s oversight.
Prior to June 2013, Joanne Pace and Edmund P. Giambastiani, Jr. served as members of an Advisory Board that assisted the Board in its oversight. For purposes of the following disclosure, Ms. Pace and Admiral Giambastiani are identified as Trustees.
During the Fund’s fiscal year ended October 31, 2018, the Audit Committee held 5 meetings, the Regulatory & Oversight Committee held 5 meetings and the Governance Committee held 4 meetings.
The members of the Audit Committee are Joanne Pace (Chair), Elizabeth Krentzman, Mary F. Miller, Daniel S. Vandivort and Brian F. Wruble. The Audit Committee selects an independent registered public accounting firm (also referred to as the “Independent Auditors”). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund’s Independent Auditors regarding the Fund’s internal accounting procedures and controls; (iii) reviewing reports from the Manager’s Internal Audit Department; (iv) maintaining a separate line of communication between the Fund’s Independent Auditors and the Independent Trustees/Directors; (v) reviewing the independence of the Fund’s Independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund’s Independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager, as applicable. The Audit Committee also reviews reports concerning the valuation of certain investments.
The members of the Regulatory & Oversight Committee are Elizabeth Krentzman (Chair), Beth Ann Brown, Edmund P. Giambastiani, Jr., Joel W. Motley, Joanne Pace and Brian F. Wruble. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund’s contractual arrangements, including the Investment Advisory, Sub-Advisory and any Sub-Sub-Advisory Agreements (if applicable, including any with a wholly-owned subsidiary), Distribution Agreements, Transfer Agency and Shareholder Service Agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law. The Regulatory & Oversight Committee also reviews reports from the Manager’s Risk Management Department and Chief Compliance Officer among other duties as set forth in the Regulatory & Oversight Committee’s Charter. These reports, and others concerning investment, operational and other risks to the Funds are shared with, and discussed by, the full Board.
The members of the Governance Committee are Daniel S. Vandivort (Chair), Beth Ann Brown, Edmund P. Giambastiani, Jr., Mary F. Miller and Joel W. Motley. The Governance Committee reviews the Fund’s governance guidelines, the adequacy of the Fund’s Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund’s governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, monitors the Fund’s proxy voting, and coordinates with organizations representing the independent directors of mutual funds among other duties set forth in the Governance Committee’s Charter.
The Governance Committee’s functions also include the nomination of Trustees/Directors, including Independent Trustees/Directors, for election to the Board. The full Board elects new Trustees/Directors except for those instances when a shareholder vote is required.
The Governance Committee will consider nominees recommended by Independent Trustees/Directors or recommended by any other Board members including Board members affiliated with the Fund’s Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund’s shareholders in its consideration of nominees.
Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 225 Liberty Street, New York, New York 10281-1008, to the attention of the Board of Trustees/Directors of the applicable Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an “interested person” as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Sub-Adviser) would be deemed an “interested person” under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable Securities and Exchange Commission rules. The Governance Committee also considers whether the individual’s background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees/Directors, and will contribute to the Board’s deliberations. There is no difference in the manner in which the Governance Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.
Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee/Director of the Fund.
Each Independent Trustee/Director has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations. Each Trustee’s/Director’s outside professional experience is outlined in the table of Biographical Information, below.
Trustees and Officers of the Fund
Except for Mr. Steinmetz, each of the Trustees is an Independent Trustee. All of the Trustees are also Trustees of the following Oppenheimer funds (referred to as “New York Board Funds”):
OFI Pictet Global Environmental Solutions Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Focus Fund
Oppenheimer Global Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Intermediate Term Municipal Fund
Oppenheimer International Diversified Fund
Oppenheimer International Equity Fund
Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Macquarie Global Infrastructure Fund
Money Market Funds:
Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund
Oppenheimer Multi-State Municipal Trust:
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Municipal Fund
Oppenheimer Portfolio Series Funds:
Active Allocation Fund
Conservative Investor Fund
Growth Investor Fund
Moderate Investor Fund
Oppenheimer Quest for Value Funds:
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Short Duration High Yield Municipal Fund:
Oppenheimer Rochester Short Duration High Yield Municipal Fund
Oppenheimer Series Fund:
Oppenheimer Value Fund
Oppenheimer Short Term Municipal Fund
Oppenheimer Small Cap Value Fund
Rochester Portfolio Series:
Oppenheimer Rochester Limited Term New York Municipal Fund

Messrs. Benedetti, Edwards, Kennedy, Legg, Petersen, Steinmetz and Yoder and Mss. Borré Massick, Bullington, Burley, Foxson, Lo Bessette, Miller and Picciotto who are officers of the Fund, hold the same offices with one or more of the other New York Board Funds.
Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase

Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund and other Oppenheimer funds that offer Class Y shares.
As of January 23, 2019, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.
The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, Sub-Adviser and its subsidiaries, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager, Sub-Adviser or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.
Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.
Each Trustee has served the Fund in the following capacities from the following dates:
Independent Trustees	Position(s)	Length of Service
Joel W. Motley	Board Chairman and Trustee	Since 2019; 2009
Beth Ann Brown	Trustee	Since 2016
Edmund P. Giambastiani, Jr.	Trustee	Since 2013
Elizabeth Krentzman	Trustee	Since 2014
Mary F. Miller	Trustee	Since 2009
Joanne Pace	Trustee	Since 2012
Daniel Vandivort	Trustee	Since 2014
Brian F. Wruble	Trustee	Since 2001
Interested Trustee
Arthur P. Steinmetz	Trustee	Since 2015

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Joel W. Motley (1952) Chairman of the Board, Trustee	Director of Office of Finance Federal Home Loan Bank (since September 2016); Director of Greenwall Foundation (since October 2013); Member of Board and Investment Committee of The Greenwall Foundation (since April 2013); Member of the Vestry of Trinity Wall Street (since April 2012); Director of Southern Africa Legal Services Foundation (since March 2012); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since March 2011); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch (since July 2000) and Member of the Investment Committee and Board of Historic Hudson Valley (since February 2010). Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Beth Ann Brown (1968) Trustee	Director, Board of Directors of Caron Engineering Inc. (since January 2018); Advisor, Board of Advisors of Caron Engineering Inc. (December 2014-December 2017); Independent Consultant (since September 2012); held the following positions at Columbia Management Investment Advisers LLC: Head of Intermediary Distribution (2008-2012), Managing Director, Strategic Relations (2005-2008), Managing Director, Head of National Accounts (2004-2005); Senior Vice President, National Account Manager (2002-2004), Senior Vice President, Key Account Manager (1999-2002) and Vice President, Key Account Manager (1996-1999) of Liberty Funds Distributor, Inc.; President and Director, of Acton Shapleigh Youth Conservation Corps (non -profit) (2012-2015); and Vice President and Director of Grahamtastic Connection (non-profit) (since May 2013). Ms. Brown has served on the Boards of certain Oppenheimer funds since January 2016, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Edmund P. Giambastiani, Jr. (1948) Trustee	Director of THL Credit, Inc. (since November 2016) (alternative credit investment manager); Advisory Board Member of the Maxwell School of Citizenship and Public Affairs of Syracuse University (April 2012-September 2016); Director of Mercury Defense Systems Inc. (information technology) (August 2011-February 2013); Trustee of the U.S. Naval Academy Foundation Athletic & Scholarship Program (since November 2010); Advisory Board Member of the Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development) (since May 2010); Director of The Boeing Company (aerospace and defense) (since October 2009); Trustee of MITRE Corporation (federally-funded research development) (since September 2008); Independent Director of QinetiQ Group Plc (defense technology and security) (February 2008-August 2011); Chairman of Monster Worldwide, Inc. (career services) (March 2015-November 2016), Director of Monster Worldwide, Inc. (career services) (February 2008-June 2011); Lead Director (June 2011-March 2015); Chairman of Alenia North America, Inc. (military and defense products) (January 2008-October 2009); Director of SRA International, Inc. (information technology and services) (January 2008-July 2011); President of Giambastiani Group LLC (national security and energy consulting) (since October 2007); United States Navy, career nuclear submarine officer (June 1970-October 2007); Seventh Vice Chairman of the Joint Chiefs of Staff (2005-October 2007); Supreme Allied Commander of NATO Allied Command Transformation (2003-2005) and Commander, U.S. Joint Forces Command (2002-2005). Since his retirement from the U.S. Navy in October 2007, Admiral Giambastiani has also served on numerous U.S. Government advisory boards, investigations and task forces for the Secretaries of Defense, State and Interior and the Central Intelligence Agency. He recently completed serving as a federal commissioner on the Military Compensation and Retirement Modernization Commission. Admiral Giambastiani has served on the Boards of certain Oppenheimer funds since February 2013, during which time he has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Elizabeth Krentzman (1959) Trustee	Trustee of the University of Florida National Board Foundation (since September 2017); Member of the Cartica Funds Board of Directors (private investment funds) (since January 2017); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member (since April 2016); Member of University of Florida Law Advisory Board, Washington, DC Alumni Group (since 2015); Advisory Board Member of the Securities and Exchange Commission Historical Society (since 2007); held the following positions at Deloitte & Touche LLP: Principal and Chief Regulatory Advisor for Asset Management Services (2007 - 2014) and U.S. Mutual Fund Leader (2011 - 2014); General Counsel of the Investment Company Institute (trade association) (June 2004 - April 2007); held the following positions at Deloitte & Touche LLP: National Director of the Investment Management Regulatory Consulting Practice (1997 - 2004), Principal (2003 - 2004), Director (1998 - 2003) and Senior Manager (1997 - 1998); Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission (1996 - 1997) and various positions with the Division of Investment Management – Office of Regulatory Policy (1991 - 1996) of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP (1987 – 1991). Ms. Krentzman has served on the Boards of certain Oppenheimer funds since August 2014, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Mary F. Miller (1942) Trustee	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Joanne Pace (1958) Trustee	Advisory Board Director of Massey Quick Simon & Co., LLC (wealth management) (since October 2014); Board Director of Horizon Blue Cross Blue Shield of New Jersey (healthcare) (since November 2012); Advisory Board Director of The Alberleen Group LLC (investment banking) (since March 2012); Governing Council Member (since 2016) and Chair of Education Committee (since 2017) of Independent Directors Council (IDC) (since 2016); Board Member of 100 Women in Finance (non-profit) (since January 2015); Advisory Council Member of Morgan Stanley Children’s Hospital (non-profit) (since May 2012); Director of The Komera Project (non-profit) (April 2012-2016); New York Advisory Board Director of Peace First (non-profit) (March 2010-2013); Senior Advisor of SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and Chief Operating Officer of FrontPoint Partners, LLC (hedge fund) (2005-2006); held the following positions at Credit Suisse (investment banking): Managing Director (2003-2005); Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); held the following positions at Morgan Stanley: Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999). Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board Director of Managed Funds Association (2008-2010); Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010). Ms. Pace has served on the Boards of certain Oppenheimer funds since November 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Daniel S. Vandivort (1954) Trustee	Chairman and Lead Independent Director/Trustee (March 2010-September 2014), Chairman of the Audit Committee (March 2009-September 2014) and Director/Trustee (December 2008-September 2014) of the Board of Directors/Trustees of Value Line Funds; Trustee (since January 2015) and Treasurer and Chairman of the Audit Committee and Finance Committee (since January 2016) of Board of Trustees of Huntington Disease Foundation of America; Trustee, Board of Trustees, RIM Retirement Savings Plan (2005-2007); President and Chief Investment Officer, Robeco Investment Management, formerly known as Weiss Peck and Greer (January 2005-June 2007); Member, Management Committee of Robeco Investment Management (2001-2007); Chairman and Trustee of the Board of Trustees of Weiss, Peck and Greer Funds (2004-2005); Managing Director and Head of Fixed Income, Weiss, Peck and Greer (November 1994-January 2005); Managing Director and Head of Fixed Income, CS First Boston Investment Management (January 1992-November 1994); Director, Global Product Development, First Boston Asset Management (November 1989-January 1992); Vice President, Fixed Income Sales, First Boston Corp. (May 1984-November 1989). Mr. Vandivort has served on the Boards of certain Oppenheimer funds since 2014, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Brian F. Wruble (1943) Trustee	Governor of Community Foundation of the Florida Keys (non-profit) (since July 2012); Director of TCP Capital, Inc. (registered business development company) (since November 2015); Chairman Emeritus of the Board of Trustees (since August 2011), Chairman of the Board of Trustees (August 2007-August 2011), Trustee of the Board of Trustees (since August 1991) of The Jackson Laboratory (non-profit); Member of Zurich Insurance Group’s Investment Management Advisory Council (insurance) (October 2004-February 2017); Treasurer (since 2007) and Trustee (since May 1992) of the Institute for Advanced Study (non-profit educational institute); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Sub-Adviser’s parent company) (September 2004-June 2015); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Mr. Steinmetz is an “Interested Trustee” because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as Chairman and director of the Sub-Adviser and officer and director of the Manager. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.

Interested Trustee and Officer
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Arthur P. Steinmetz (1958) Trustee, President and Principal Executive Officer	Chairman of OppenheimerFunds, Inc. (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OppenheimerFunds, Inc. (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (OppenheimerFunds, Inc.'s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities (January 2013-December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013-May 2013); Chief Investment Officer of OppenheimerFunds, Inc. (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of OppenheimerFunds, Inc. (April 2009-October 2010); Executive Vice President of OppenheimerFunds, Inc. (October 2009-December 2012); Director of Fixed Income of OppenheimerFunds, Inc. (January 2009-April 2009); and a Senior Vice President of OppenheimerFunds, Inc. (March 1993-September 2009).	104
The addresses of the officers in the charts below are as follows: for Messrs. Benedetti, Edwards and Steinmetz and Mss. Borré Massick, Foxson, Lo Bessette and Picciotto, 225 Liberty Street, New York, New York 10281, for Messrs. Kennedy, Legg, Petersen and Yoder and Mss. Bullington, Burley and Miller, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.
Each of the officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Michelle Elena Borré Massick	Vice President	Since 2012
Arthur P. Steinmetz	President and Principal Executive Officer	Since 2014
Mary Ann Picciotto	Chief Compliance Officer and Chief AML Officer	Since 2014
Jennifer Foxson	Vice President and Chief Business Officer	Since 2014
Brian S. Petersen	Treasurer and Principal Financial & Accounting Officer	Since 2016
Stephanie Bullington	Assistant Treasurer	Since 2016
Julie Burley	Assistant Treasurer	Since 2013
James A. Kennedy	Assistant Treasurer	Since 2011
Jan Miller	Assistant Treasurer	Since 2013
Cynthia Lo Bessette	Secretary and Chief Legal Officer	Since 2016
Joseph Benedetti	Assistant Secretary	Since 2018
Taylor V. Edwards	Assistant Secretary	Since 2008
Randy G. Legg	Assistant Secretary	Since 2008
John Yoder	Assistant Secretary	Since 2016

Other Information About the Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years
Michelle Elena Borré Massick (1967) Vice President	Senior Vice President of the Sub-Adviser (since January 2016); Vice President of the Sub-Adviser (April 2003-January 2016); Senior Portfolio Manager of the Sub-Adviser (since April 2009); and a Senior Research Analyst of the Sub-Adviser (February 2003-April 2009); Ms. Borré Massick held various positions, including Managing Director and Partner, at J&W Seligman (July 1996 to January 2003). Ms. Borré Massick served as an Adjunct Professor of Finance and Economics at Columbia Business School (from 2003 to 2013) and served on the Executive Advisory Board at the Heilbrunn Center for Graham and Dodd Investing at Columbia Business School (from 2004 to 2005).

Other Information about the Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years
Mary Ann Picciotto (1973) Chief Compliance Officer and Chief Anti-Money Laundering Officer	Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of OppenheimerFunds, Inc., OFI SteelPath, Inc., OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007-January 2014).
Jennifer Foxson (1969) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006-June 2014); Vice President of OppenheimerFunds, Inc. (January 1998-March 2006); Assistant Vice President of OppenheimerFunds, Inc. (October 1991-December 1998).
Brian S. Petersen (1970) Treasurer and Principal Financial and Accounting Officer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2017); Vice President of OFI Global Asset Management, Inc. (January 2013-January 2017); Vice President of OppenheimerFunds, Inc. (February 2007-December 2012); Assistant Vice President of OppenheimerFunds, Inc. (August 2002-2007).
Stephanie Bullington (1977) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since February 2014); Vice President of OFI Global Asset Management, Inc. (January 2013-September 2013); Vice President of OppenheimerFunds, Inc. (January 2010-December 2012); Assistant Vice President of OppenheimerFunds, Inc. (October 2005-January 2010).
Julie Burley (1981) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since October 2013); Previously held the following positions at Deloitte & Touche: Senior Manager (September 2010-October 2013), Manager (September 2008-August 2010), and Audit Senior (September 2005-August 2008).
James A. Kennedy (1958) Assistant Treasurer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Senior Vice President of OppenheimerFunds, Inc. (September 2006-December 2012).
Jan Miller (1963) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2014); Assistant Vice President of OFI Global Asset Management, Inc. (January 2013-January 2014); Assistant Vice President of OppenheimerFunds, Inc. (2005-December 2012); Assistant Vice President in OppenheimerFunds, Inc.’s Fund Accounting department (November 2004 to March 2006).
Cynthia Lo Bessette (1969) Secretary and Chief Legal Officer	Executive Vice President, General Counsel and Secretary of OFI Global Asset Management, Inc. (since February 2016); Senior Vice President and Deputy General Counsel of OFI Global Asset Management, Inc. (March 2015-February 2016); Chief Legal Officer of OppenheimerFunds, Inc. and OppenheimerFunds Distributor, Inc. (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., OFI Advisors, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Corporate Counsel (February 2012-March 2015) and Deputy Chief Legal Officer (April 2013-March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008-September 2009) and Deputy General Counsel (October 2009-February 2012) of Lord Abbett & Co. LLC.
Joseph Benedetti (1965) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since January 2017); Vice President and Assistant Secretary of OC Private Capital, LLC (since October 2017); Managing Director of Morgan Stanley Investment Management Inc. (2005-2017).
Taylor V. Edwards (1967) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since January 2017); Vice President and Senior Counsel of OFI Global Asset Management, Inc. (January 2013-January 2017); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of OppenheimerFunds, Inc.
Randy Legg (1965) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since January 2018); Vice President and Senior Associate General Counsel of OFI Global Asset Management, Inc. (January 2013-January 2018); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (January 2007-March 2011) of OppenheimerFunds, Inc.
John Yoder (1975) Assistant Secretary	Vice President and Associate General Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President and Assistant Counsel (July 2011-December 2012) of OppenheimerFunds, Inc.

Trustees’ Share Ownership. The chart below shows information about each Trustee’s beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds (“Supervised Funds”).
As of December 31, 2018
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Joel W. Motley	None	Over $100,000
Beth Ann Brown	Over $100,000	Over $100,000
Edmund P. Giambastiani, Jr.	None	Over $100,000
Elizabeth Krentzman	None	Over $100,000
Mary F. Miller	None	Over $100,000
Joanne Pace	None	Over $100,000
Daniel Vandivort	Over $100,000	Over $100,000
Brian F. Wruble	Over $100,000	Over $100,000
Interested Trustee
Arthur P. Steinmetz	None	Over $100,000
Remuneration of the Officers and Trustees. The officers and the Interested Trustee of the Fund, who are associated with the Manager, receive no salary or fee from the Fund. The Independent Trustees’ compensation from the Fund and the fund complex, as described below, represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex for the periods indicated.
	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
Name and Other Fund Position(s) (as applicable)	Fiscal Year Ended October 31, 2018	Year Ended December 31, 2018
Joel W. Motley Chairman of the Board, Governance Committee Member, and Regulatory & Oversight Committee Member	$2,149[2]	$290,000
Beth Ann Brown Regulatory & Oversight Committee Member and Governance Committee Member	$1,928	$260,000
Edmund P. Giambastiani, Jr. Regulatory & Oversight Committee Member and Governance Committee Member	$1,928	$260,000
Elizabeth Krentzman Regulatory & Oversight Committee Chair and Audit Committee Member	$2,149	$290,000
Mary F. Miller Audit Committee Member and Governance Committee Member	$1,928[3]	$260,000
Joanne Pace Audit Committee Chair and Regulatory & Oversight Committee Member	$2,149[4]	$290,000
Daniel S. Vandivort Governance Committee Chair and Audit Committee Member	$1,928	$260,000
Brian F. Wruble Audit Committee Member and Regulatory & Oversight Committee Member	$2,481[5]	$335,000
1.	“Aggregate Compensation From the Fund” includes fees and amounts deferred under the “Compensation Deferral Plan” (described below), if any.
2.	Includes $125 deferred by Mr. Motley under the Compensation Deferral Plan.
3.	Includes $435 deferred by Ms. Miller under the Compensation Deferral Plan.
4.	Includes $1,802 deferred by Ms. Pace under the Compensation Deferral Plan.

5.	Includes $2,481 deferred by Mr. Wruble under the Compensation Deferral Plan.
Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.
Deferral of the Trustees’ fees under the plan will not materially affect the Fund’s assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee’s deferred compensation account.
Major Shareholders. As of January 23, 2019, the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund’s outstanding shares were:
Name	Address	% Owned	Share Class
Fundamental Alternatives Fund
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS	200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	7.30%	A
PERSHING LLC	1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	6.08%	A
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS	200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	9.87%	C
PERSHING LLC	1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	5.75%	C
SPEC CDY A/C EBOC UBSFSI OMNI ACCOUNT M/F	ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.60%	C
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS	200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	30.63%	I
OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION	ATTN FUND TREASURY 6803 S TUCSON WAY CENTENNIAL CO 80112-3924	20.49%	I
OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR	ATTN FUND TREASURY 6803 S TUCSON WAY CENTENNIAL CO 80112-3924	16.27%	I
OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR	ATTN FUND TREASURY 6803 S TUCSON WAY CENTENNIAL CO 80112-3924	6.12%	I
OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND	ATTN FUND TREASURY 6803 S TUCSON WAY CENTENNIAL CO 80112-3924	5.43%	I
BROADWAY NATIONAL BANKMOTCO	1177 NE LOOP 410 SAN ANTONIO TX 78209-1517	5.10%	I
AMERICAN ENTERPRISE INVESTMENT SVC	707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	17.46%	Y
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS	200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	16.33%	Y

Name	Address	% Owned	Share Class
WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER	2801 MARKET STREET ST LOUIS MO 63103	14.44%	Y
PERSHING LLC	1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	8.06%	Y
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS	1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	7.55%	Y
SPEC CDY A/C EBOC UBSFSI OMNI ACCOUNT M/F	ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.98%	Y
LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT--	ATTN: LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	6.53%	Y
The Manager and the Sub-Adviser
The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc., the Sub-Adviser. The Sub-Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.
Code of Ethics. The Fund, the Manager, the Sub-Adviser and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees (“covered persons”) that could compete with or take advantage of the Fund’s portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager, the Sub-Adviser and the Distributor.
The Code of Ethics is an exhibit to the Fund’s registration statement filed with the Securities and Exchange Commission. It can be viewed as part of the Fund’s registration statement on the Securities and Exchange Commission’s EDGAR database at the Securities and Exchange Commission’s website at www.sec.gov and can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.
Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund (“portfolio proxies”). The Manager generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Fund. The Fund has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the Fund’s Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Manager’s internal Proxy Voting Committee is responsible for monitoring the third party proxy voting agent.
The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager’s affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:
If the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines.
•	If such proposal is not specifically addressed in the Proxy Voting Guidelines, or if the Proxy Voting Guidelines provide discretion to the Manager on how to vote (i.e., on a case-by-case basis), the Manager will vote in accordance with the third-party proxy voting agent’s general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.
•	With respect to such proposal where a portfolio manager has requested that the Manager vote (i) in a manner inconsistent with the Proxy Voting Guidelines, or (ii) if such proposal is not specifically addressed in the Proxy Voting Guidelines, in a manner inconsistent with the third-party proxy voting agent’s general recommended guidelines, the Proxy Voting Committee may determine that such a request is in the best interests of the Fund (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. In making its determination, the Proxy Voting

Committee may consider, among other things, whether a portfolio manager is aware of the business relationship with the company, and/or is sufficiently independent from the business relationship, and to the Proxy Voting Committee’s knowledge, whether the Manager has been contacted or influenced by the company in connection with the proposal.
If none of the previous procedures provides an appropriate voting recommendation, the Proxy Voting Committee may: (i) determine how to vote on the proposal; (ii) recommend that the Manager retain an independent fiduciary to advise the Manager on how to vote the proposal; or (iii) determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct the Manager to abstain from voting.
The Proxy Voting Guidelines’ provisions with respect to certain routine and non-routine proxy proposals are summarized below:
•	The Fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, the nominee’s investment in the company, and whether the company or nominee is targeted in connection with public “vote no” campaigns.
•	The Fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.
•	The Fund generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.
•	The Fund generally votes against shareholder proposals to require a company to nominate more candidates than the number of open board seats.
•	The Fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
•	The Fund generally supports proposals to allow shareholders the ability to call special meetings.
•	The Fund generally votes for proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company’s specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a case-by-case basis.
•	The Fund generally votes against proposals to create a new class of stock with superior voting rights.
•	The Fund generally votes against proposals to classify a board.
•	The Fund generally supports proposals to eliminate cumulative voting.
•	The Fund generally votes against proposals to establish a new board committee.
•	The Fund generally votes on management proposals seeking approval to exchange/reprice options on a case-by-case basis.
•	The Fund votes on qualified employee stock purchase plans on a case-by-case basis. The Fund generally supports non-qualified employee stock purchase plans that feature broad-based participation, limits on employee contribution, company matching up to 25%, and no discount on the stock price on the date of purchase.
•	The Fund generally supports transfer stock option (“TSO”) programs, if executive officers and non-employee directors are excluded from participating, if stock options are purchased from third-party financial institutions at a discount to their fair value using option pricing models, and if there is a two-year minimum holding period for sale proceeds. The Fund generally votes against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.
•	The Fund generally supports proposals to require majority voting for the election of directors.
•	The Fund generally supports proposals seeking additional disclosure of executive and director pay information.
•	The Fund generally supports proposals seeking disclosure regarding the company’s, board’s or committee’s use of compensation consultants.
•	The Fund generally supports “pay-for-performance” and “pay-for-superior-performance standard” proposals that align a significant portion of total compensation of senior executives to company performance, and generally supports an annual frequency for advisory votes on executive compensation.
•	The Fund generally supports having shareholder votes on poison pills.
•	The Fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.
•	The Fund votes case-by-case on bonus banking/bonus banking “plus” proposals.
•	The Fund generally supports proposals calling for companies to adopt a policy of obtaining shareholder approval for golden coffins/executive death benefits. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
•	The Fund generally supports proposals to eliminate accelerated vesting of unvested equity awards to senior executives in the event of change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

•	In the case of social, political and environmental responsibility issues, the Fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.
•	The Fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.
The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC’s website at www.sec.gov.
The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager has retained the Sub-Adviser pursuant to a separate sub-advisory agreement, described below, under which the Sub-Adviser chooses the Fund’s investments and provides related advisory services to the Fund. Prior to January 1, 2013, OppenheimerFunds, Inc. was the Manager of the Fund.
The advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.
The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Fund’s prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund’s net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:
Fiscal Year Ended 10/31	Management Fees Paid to the Manager
2016	$10,518,057
2017	$11,317,276
2018	$10,597,108
The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.
The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name “Oppenheimer” in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name “Oppenheimer” as part of its name.
The Sub-Advisory Agreement. Under the sub-advisory agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities, commodity interests and the property comprising the assets of the Fund. The Sub-Adviser selects securities and/or commodity interests for the Fund’s portfolio and provides related advisory services. The portfolio manager(s) of the Fund is employed by the Sub-Adviser and is principally responsible for the provision of advisory services to the Fund’s portfolio. Other members of the Sub-Adviser’s investment teams provide the portfolio manager(s) with counsel and support in managing the Fund’s portfolio.
Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by the Manager, not by the Fund.
The sub-advisory agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.
In addition, as described below under “Organization and Management of Wholly-Owned Subsidiary,” the Subsidiary has entered into a separate contract with the Manager for the management of the Subsidiary’s portfolio. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund’s Board of Trustees for such termination.
Portfolio Manager. The Fund is managed by Michelle Elena Borré Massick (the “Portfolio Manager”) who is responsible for the day-to-day management of the Fund’s investments.
•	Other Accounts Managed. In addition to managing the Fund’s investment portfolio, Ms. Borré Massick also manages other investment portfolios and other accounts on behalf of the Sub-Adviser or its affiliates. The following table provides information regarding those other portfolios and accounts as of October 31, 2018. No portfolio or account has an advisory fee based on performance.

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[2]	Other Accounts Managed	Total Assets in Other Accounts Managed[3]
Michelle Elena Borré Massick	2	$2.65	2	$65.52	0	$0
1.	In billions.
2.	In millions.
3.	Does not include personal accounts of the portfolio manager and her family, which are subject to the Code of Ethics.
As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Sub-Adviser have the same management fee. If the management fee structure of another fund or account is more advantageous to the Sub-Adviser than the fee structure of the Fund, the Sub-Adviser could have an incentive to favor the other fund or account. However, the Sub-Adviser’s compliance procedures and Code of Ethics recognize the Sub-Adviser’s obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.
Compensation of Portfolio Managers. Portfolio managers are employed and compensated by the Sub-Adviser or an affiliate, not by the Fund. Under the compensation program for portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Sub-Adviser. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. A portfolio manager’s compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflicts of interest arising from a portfolio manager’s responsibilities managing different funds or accounts.
Portfolio manager compensation generally consists of three components: a base salary, an annual bonus, and eligibility to participate in long-term awards. In general, the average proportion of total compensation among these three components is as follows: base salary is 15%, annual bonus is 65%, and long-term awards are 20%.
The base pay component for each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.
The annual bonus is calculated based on two factors: a formulaic performance portion and a discretionary portion. In general, the formulaic performance portion is a much larger part of the annual bonus than the discretionary portion. The formulaic performance portion of the annual bonus is measured against the one, three and five year performance, or performance since inception, as applicable, of the fund(s) relative to an appropriate Morningstar peer group category selected by senior management. Performance is measured on a pre-tax basis. The compensation structure is weighted towards long-term performance of the funds, with one year performance weighted at 20%, three year performance rated at 30%, and five year performance weighted at 50%. This formula has the effect of rewarding consistently above median performance, which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, formulaic performance based bonus.

The discretionary portion of the annual bonus is determined by senior management of the Sub-Adviser and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.
Finally, the long-term award component consists of grants in the form of appreciation rights in regard to the common stock of the Sub-Adviser’s holding company parent, restricted shares of such common stock, as well as deferred cash investments in the fund(s) managed by a portfolio manager. Portfolio managers must elect to receive between 20% and 50% of their annual long-term award component in the form of a deferred cash award indexed to the portfolio(s) and fund(s) managed. These awards settle in cash at the end of a three-year vesting period. Through this long-term award component, the interests of the portfolio managers are further aligned with those of fund shareholders.
The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above. A portfolio manager’s compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from that described below.
The peer group category for the Portfolio Manager with respect to the Fund is currently Morningstar - Multialternative.
•	Ownership of Fund Shares. As of October 31, 2018, the Portfolio Manager(s) beneficially owned shares of the Fund as follows:

Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Michelle Elena Borré Massick	over $1,000,000
Organization and Management of Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity and financial futures and option contracts, Gold ETFs, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions.
The Subsidiary is an exempted company incorporated with limited liability under the laws of the Cayman Islands, whose registered office is located at the offices of Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Subsidiary’s affairs are overseen by a board of directors consisting of the following directors:
Sophia A. Dilbert: Ms. Dilbert serves as an independent director on a wide range of alternative investment funds, including fund of funds, hedge funds, private equity funds and segregated portfolio companies. Ms. Dilbert works at MaplesFS, which she joined in 2012. Prior to joining MaplesFS, Ms. Dilbert was Global Head of Legal at Admiral Administration Ltd. in the Cayman Islands, starting there in 2007, where she was responsible for advising on all legal and regulatory matters. Ms. Dilbert was also responsible for the implementation of global policies and procedures. Prior to that, Ms. Dilbert worked for Stuart Walker Hersant as a senior associate in the Cayman Islands, specialising in investment funds and general corporate law. Ms. Dilbert commenced her career with Maples and Calder where she spent eight years as an associate attorney specialising in capital markets and investment funds. Her area of practice also included general corporate and commercial law, real estate, immigration and employment matters. Ms. Dilbert graduated from the University of Liverpool with a Bachelor of Laws with Honours. She is an Attorney-at-Law and is a member of the Caymanian Bar Association, the Cayman Islands Law Society and the Honourable Society of Middle Temple in the United Kingdom. She is a member of the Cayman Islands Directors Association and a member of the Council of the Cayman Islands Stock Exchange.
Letitia Solomon: Ms. Solomon serves as an independent director on a wide range of alternative investment funds including fund of funds, hedge funds, private equity funds, and segregated portfolio companies. Ms. Solomon works at MaplesFS, which she joined in 2008. Prior to joining MaplesFS, Ms. Solomon worked at Deloitte in the Cayman Islands as a senior manager from 2005 to 2007, where she was responsible for a team of consultants providing consulting services to private and public sector entities. Prior to that, Ms. Solomon worked in the Ministry of Finance of the Cayman Islands Government as an assistant financial secretary starting there in 1996. During her time there, Ms. Solomon developed regulatory policy and guidelines for the financial services industry, liaised with the financial services associations in considering regulatory issues impacting the industry as well as changes to legislation, regulations, anti-money laundering policies, procedures and guidance notes and provided general administration and oversight of the affairs and business of the Cayman Islands Monetary Authority (“CIMA”). Ms. Solomon commenced her career with CIMA where she spent nine years providing supervision and regulation of financial services entities and ensuring compliance with relevant laws and regulations. She is also a former director of the board of CIMA. Ms. Solomon graduated from the University of South Florida with a Bachelor of Science Degree in Finance. She holds a MBA from Edinburgh University, Scotland. Ms. Solomon has also received the Accredited Director designation from the Chartered Secretaries Canada. She is a member of the Cayman Islands Directors Association.
Brian S. Petersen: Mr. Petersen’s biographical information appears above in the chart “Other Officers of the Fund.”

The services of Sophia A. Dilbert and Letitia Solomon are being provided by Maples Fiduciary Services (Cayman) Limited (“MaplesFS”), a regulated entity in the Cayman Islands.
MaplesFS has entered into a Director Services Agreement with the Subsidiary which sets out the terms on which it will provide the services of Sophia A. Dilbert and Letitia Solomon.
The directors provided by MaplesFS are non-executive directors of the Subsidiary. They may be engaged in any other business and/or be concerned or interested in or act as directors or officers of any other company or entity. Neither MaplesFS nor any of the directors supplied by MaplesFS are responsible for (i) the commercial structuring of the Subsidiary or its investment strategy, (ii) the purchase or sale of any investment on behalf of the Subsidiary (which is the responsibility solely of the Investment Manager), (iii) the valuation of the assets of the Subsidiary, or (iv) any loss or damage caused by the acts or omissions of the Manager, any other service provider to the Subsidiary, or any of their delegates or sub-delegates unless any such loss or damage is actually occasioned by the actual fraud, willful default or gross negligence (as defined in the Director Services Agreement) of the directors supplied by MaplesFS.
The Subsidiary’s Articles of Association (the “Articles”) provide that every director and officer of the Subsidiary shall be indemnified out of the assets of the Subsidiary against any liability incurred as a result of any act or failure to act in carrying out his or her functions other than such liability (if any) that may be incurred by reason of the actual fraud, willful default or gross negligence of such director or officer. The Articles also provide that no such director or officer shall be liable to the Subsidiary for any loss or damage in carrying out his or her functions unless that liability arises through the actual fraud, willful default or gross negligence of such director or officer.
The Director Services Agreement provides that none of MaplesFS or any of the directors provided by the Maples Group shall be liable to the Subsidiary under or in connection with the Director Services Agreement in an amount more than that specified in the Agreement, except in circumstances where such liability was caused by the actual fraud of MaplesFS or, as the case may be, any of the directors provided by the Maples Group. To the extent that the Subsidiary’s directors are considered “commodity pool operators” subject to registration with the CFTC, each Director has delegated to OFI Global Asset Management, Inc. his or her rights and responsibilities as a “commodity pool operator” with respect to the Subsidiary.
The Subsidiary has entered into separate contracts with the Manager for the management of the Subsidiary’s portfolio. The Subsidiary has also entered into separate contracts with the Manager for the management of the Subsidiary’s portfolio. KPMG LLP performs certain audit procedures for the Subsidiary in conjunction with its consolidation with the Fund. The Subsidiary has also entered into arrangements with JP Morgan Chase Bank to serve as the Subsidiary’s custodian, and with OppenheimerFunds Services to serve as the Subsidiary’s transfer agent. The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Fund. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.
The Fund pays the Manager a fee for its services. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund’s Board of Trustees for such termination. The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Fund’s own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund’s investment in the Subsidiary will not result in the Fund’s paying duplicative fees for similar services provided to the Fund and Subsidiary.
Please refer to the section titled “Dividends and Taxes” for information about certain tax aspects of the Fund’s investment in the Subsidiary.
Brokerage Policies of the Fund
Brokerage Provisions of the Investment Advisory Agreement and the Sub-Advisory Agreement. One of the duties of the Sub-Adviser under the sub-advisory agreement is to arrange the portfolio transactions for the Fund. The sub-advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The sub-advisory agreement authorizes the Sub-Adviser to employ broker-dealers, including “affiliated brokers,” as that term is defined in the Investment Company Act, that the Sub-Adviser thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the “best execution” of the Fund’s portfolio transactions. “Best execution” means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm’s ability to provide prompt and reliable execution.
The Sub-Adviser need not seek competitive commission bidding. However, the Sub-Adviser is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Fund is not required to pay the lowest available commission. Under the investment advisory and sub-advisory agreements, in choosing brokers to execute portfolio transactions for the Fund, the Manager and the Sub-Adviser may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager or the Sub-Adviser makes a good faith determination that the commission is fair and reasonable in relation to the services provided.
Brokerage Practices Followed by the Sub-Adviser. The Sub-Adviser allocates brokerage for the Fund subject to the provisions of the sub-advisory agreement and other applicable rules and procedures described below.
The Sub-Adviser’s portfolio traders allocate brokerage based upon recommendations from the Sub-Adviser’s portfolio managers, together with the portfolio traders’ judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Sub-Adviser’s executive officers supervise the allocation of brokerage.
Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.
Other accounts advised by the Sub-Adviser have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Sub-Adviser tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Sub-Adviser or its affiliates. If two or more accounts advised by the Sub-Adviser purchase the same security on the same day from the same dealer, each participating account in that aggregated order would receive the average share price for all transactions to the extent that order is filled through a series of transactions on that day.
Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund’s shares by (1) directing to that broker or dealer any of the fund’s portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund’s portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of “step-out” transaction). In other words, a fund and its investment adviser cannot use the fund’s brokerage for the purpose of rewarding broker-dealers for selling a fund’s shares.
However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager and the Sub-Adviser have adopted procedures (and the Fund’s Board has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the “best execution” considerations discussed above. Those procedures are designed to prevent: (1) the Sub-Adviser’s personnel who effect the Fund’s portfolio transactions from taking into account a broker’s or dealer’s promotion or sales of the Fund shares when allocating the Fund’s portfolio transactions, and (2) the Fund, the Manager, the Sub-Adviser and the Distributor from entering into agreements or understandings under which the Sub-Adviser directs or is expected to direct the Fund’s brokerage directly, or through a “step-out” arrangement, to any broker or dealer in consideration of that broker’s or dealer’s promotion or sale of the Fund’s shares or the shares of any of the other Oppenheimer funds.
The investment advisory and sub-advisory agreements permit the Manager and the Sub-Adviser to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager or Sub-Adviser by a broker through which trades are placed or by a third party at the instance of the broker.
Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager or Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager or Sub-Adviser in the investment decision making process may be paid in commission dollars.
Although the Manager and Sub-Adviser currently do not do so, the Board may permit the Manager and Sub-Adviser to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager or Sub-Adviser that: (i) the trade is not from or for the broker’s own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager and Sub-Adviser to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.

The research services provided by brokers broaden the scope and supplement the research activities of the Manager and Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the Manager and Sub-Adviser to obtain market information for the valuation of securities that are either held in the Fund’s portfolio or are being considered for purchase. The Manager and Sub-Adviser provide information to the Board about the commissions paid to brokers furnishing such services, together with the Manager’s and Sub-Adviser’s representation that the amount of such commissions was reasonably related to the value or benefit of such services.
During the fiscal years ended October 31, 2016, 2017, and 2018, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended October 31, 2018, the Fund paid $1,595,160 in commissions to firms that provide brokerage and research services to the Fund with respect to $1,960,280,214 of aggregate portfolio transactions. All such transactions were on a “best execution” basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.
Fiscal Year Ended 10/31	Total Brokerage Commissions Paid by the Fund*
2016	$912,599
2017	$2,015,024
2018	$1,608,292
*	Amounts do not include spreads or commissions on principal transactions on a net trade basis.
Regular Broker-Dealers. If the Fund has acquired during its most recent fiscal year, securities of its regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act or of their parents, the following table identifies those regular brokers or dealers or their parents that derived more than 15% of their gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser as of the fiscal year ended October 31, 2018:
Name of Regular Broker or Dealer or Parent of Regular Broker or Dealer	Aggregate Holdings of the Securities of the Issuer as of the Fiscal Year Ended October 31, 2018
Bank of America Corporation	$12,813,281.25
Goldman Sachs & Company	$27,078,250.90
Distribution and Service Arrangements
The Distributor. Under its General Distributor’s Agreement with the Fund, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.
The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges (“CDSCs”) retained by the Distributor on the redemption of shares during the Fund’s three most recent fiscal years are shown in the tables below.
Class A Front-End Sales Charges
Fiscal Year Ended 10/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor*
2016	$735,152	$166,145
2017	$365,324	$106,541
2018	$259,845	$72,309
*	Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

Concessions Advanced by Distributor
Fiscal Year Ended 10/31:	Concessions on Class A Shares Advanced by Distributor*	Concessions on Class B Shares Advanced by Distributor*,**	Concessions on Class C Shares Advanced by Distributor*	Concessions on Class R Shares Advanced by Distributor*
2016	$82,717	$0	$247,896	$0
2017	$20,952	$0	$53,891	$0
2018	$6,485	$0	$25,142	$0
*	The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class C and Class R shares from its own resources at the time of sale.
**	All outstanding Class B shares were converted to Class A shares on June 1, 2018.

Contingent Deferred Sales Charges
Fiscal Year Ended 10/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B* Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
2016	$539	$12,741	$21,397	$0
2017	$2,227	$4,702	$16,862	$0
2018	$2,985	$2,095	$4,801	$0
*	All outstanding Class B shares were converted to Class A shares on June 1, 2018.
Distribution and Service (12b-1) Plans. The Fund has adopted Distribution and Service Plans for Class A, Class C and Class R shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees/Directors, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees/Directors are not “interested persons” of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.
Under the plans, the Distributor may make payments to affiliates. A plan continues in effect from year to year only if the Fund’s Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees/Directors or by the vote of the holders of a “majority” (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.
The Board and the Independent Trustees/Directors must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class.
At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made.
While each plan is in effect, the Independent Trustees/Directors of the Fund will select and nominate any other Independent Trustees/Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees/Directors.
No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees/Directors from time to time.
In addition to payments made under the plan, the Sub-Adviser or the Distributor may make substantial payments from their own resources to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance or services that promote sales of the Fund’s shares. These payments, some of which may be referred to as “revenue sharing,” may relate to the Fund’s inclusion on a financial intermediary’s preferred list of funds offered to its clients.
Class A Distribution and Service Plan. Under the Class A distribution and service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund’s investment plans available and providing other services at the request of the Fund or the Distributor. The Class A distribution and service plan permits compensation to the Distributor at a rate of 0.25% of average annual net assets of Class A shares. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally makes payments to plan recipients in advance for the first year after shares are purchased and then makes payments periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.
The Distributor does not receive or retain the service fee for Class A share accounts when the investor does not have a broker of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so.
Under the Class A distribution plan, the plan provides for the Fund to pay an asset-based sales charge to the Distributor calculated at an annual rate of 0.25% of the daily net assets of Class A shares of the Fund. Effective January 1, 2003, the Board set that rate to zero. Prior to that date, the Fund paid the Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993, and 0.10% of average annual net assets representing Class A shares purchased on or after that date. The Distributor paid the entire asset-based sales charge to brokers, dealers and financial institutions.

For the fiscal year ended October 31, 2018, payments under the Class A service plan totaled $1,228,674, of which $0 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, including $73,318 paid to an affiliate of the Distributor’s parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.
Class C and Class R Distribution and Service Plans. Under the Class C and Class R Distribution and Service Plans (each a “Plan” and together the “Plans”), the Fund pays the asset-based sales charge (the “distribution fee”) to the Distributor for its services in distributing Class C and Class R shares. The distribution fee allows investors to buy Class C and Class R shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A service plan, described above.
Payments under the Plans are made in recognition that the Distributor:
•	pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession,
•	pays the service fees in advance or periodically, as described below,
•	may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate,
•	employs personnel to support distribution of Class C and Class R shares,
•	bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses,
•	may not be able to adequately compensate dealers that sell Class C and Class R shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans,
•	receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees,
•	may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares,
•	may experience increased difficulty selling the Fund’s shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and
•	may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.
The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients. Distribution fees on Class R shares are paid to recipients periodically.
Service fees for the first year after Class C shares are purchased are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has an agreement with the Distributor, the Distributor may pay the Class C service fees to recipients periodically in lieu of paying the first year fee in advance. If Class C shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment. Class R service fees are paid to recipients periodically.
Class C or Class R shares may not be purchased by a new investor without the investor designating a registered broker-dealer. Where a current investor no longer has a broker-dealer of record for an existing account, the account will be held on behalf of the Fund(s). In those cases, the Distributor will then retain the distribution fees paid on Class C and Class R shares, but will not retain any service fees.
Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor’s actual expenses in selling Class C and Class R shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC’s collected on redeemed shares.
The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class C expenses by 1.00% and increase the annual Class R expenses by 0.50% of net assets.

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 10/31/18
Class	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate
Class B Plan*	$6,973	$18,232	$161
Class C Plan	$991,650	$28,979	$26,274
Class R Plan	$100,448	$16,222	$7,196
*	All outstanding Class B shares were converted to Class A shares on June 1, 2018.
All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.
Payments to Financial Intermediaries
Financial intermediaries may receive various forms of compensation or reimbursement in the form of 12b-1 distribution and service plan payments as described in the preceding section. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary’s clients, also described in this SAI. In addition, the Sub-Adviser, the Transfer Agent, Sub-Transfer Agent and the Distributor may make payments to broker-dealers, other financial intermediaries or to service providers for some or all of the following services: distribution, promotional and marketing support, operational and recordkeeping, sub-accounting, networking and administrative services.
The types of financial intermediaries that may receive compensation for providing such services include, but are not limited to, broker-dealers, financial advisors, registered investment advisers, sponsors of fund “supermarkets,” sponsors of fee-based advisory or wrap fee-based programs, sponsors of college and retirement savings programs, banks, trust companies, retirement plan or qualified tuition program administrators, third party administrators, financial intermediaries that offer products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.
Types of payments to financial intermediaries may include, without limitation, all or portions of the following:
1.	Payments made by the Fund, or by an investor buying or selling shares of the Fund, including:
•	an initial front-end sales charge, all or a portion of which is payable by the Distributor to financial intermediaries (see the “More About Your Account” section in the Fund’s prospectus); and
•	ongoing asset-based distribution and/or service fees (described in the section “Distribution and Service Arrangements - Distribution and Service (12b-1) Plans” above).
2.	Payments made by the Transfer Agent or Sub-Transfer Agent to financial intermediaries, to compensate or reimburse them for services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, operational and recordkeeping and other administrative services. These payments are made out of the Transfer Agent’s or Sub-Transfer Agent’s own resources and/or assets, including from the revenues or profits derived from the transfer agency fees the Transfer Agent receives from the Fund.
Financial intermediaries will not receive any operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” for Class I shares.
3.	In addition, the Sub-Adviser or Distributor may, at their discretion, make the following types of payments from their own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Manager for sub-advisory services on behalf of the Fund. Payments are made based on the guidelines established by the Sub-Adviser and Distributor, subject to applicable law. These payments are often referred to as “revenue sharing” payments, and may include, but are not limited to:
•	compensation for marketing or promotional support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and other promotional or marketing services; and
•	other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.
4.	The Distributor may also provide, accept and/or cover the cost of certain non-cash compensation items, subject to internal policies and applicable FINRA regulations.
Although an intermediary that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, neither the Manager, the Sub-Adviser nor any advisory affiliate considers a financial intermediary’s sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:
•	charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems;
•	marketing, promotional support and program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee-based programs, fund “supermarkets,” bank or trust company products or insurance companies’ variable annuity or variable life insurance products;
•	placement on the dealer’s list of offered funds;
•	providing representatives of the Distributor with access to a financial intermediary’s sales meetings, sales representatives and management representatives; or
•	firm support, which may include, but is not limited to, business planning assistance, “due diligence” or training meetings, advertising, or educating a financial intermediary’s sales personnel about the Oppenheimer funds.
These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund’s prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Transfer Agent, Sub-Transfer Agent, Sub-Adviser or the Distributor and any services it provides, as well as the fees and commissions it charges.
For the year ended December 31, 2017, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of one or more of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Sub-Adviser or the Distributor for marketing or program support:
1st Global Capital Corp.
Advisor Group
Allstate Life Insurance Company
American General Annuity Insurance Company
American Portfolios Financial Services, Inc.
Ameriprise Financial Services, Inc.
Ameritas Life Insurance Company
AXA Advisors, LLC
Bank of America Merrill Lynch
Cadaret Grant & Co.
Cambridge Investment Research
CCO Investment Services Corp.
Cetera Financial Group, Inc.
Charles Schwab & Co., Inc.
Citigroup Global Markets Inc.
Commonwealth Financial Network
CUNA Brokerage Services, Inc.
CUSO Financial Services, LP
Delaware Life Insurance Company
E*TRADE Financial
Edward Jones and Company
Genworth Financial, Inc.
GWFS Equities, Inc.
H.D. Vest Investment Services, Inc.
Hartford Life Insurance Company
Janney Montgomery Scott LLC
J.P. Morgan Securities, LLC
Kestra Investment Services, LLC
Ladenburg Thalmann & Co. Inc.
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, LLC
Lincoln National Life Insurance Company
LPL Financial Corporation
Massachusetts Mutual Life Insurance Company
MetLife Investors Insurance Company
Midland National Life Insurance Company
Morgan Stanley Smith Barney LLC
MSI Financial Services, Inc.
National Planning Holdings, Inc.
Nationwide Financial Services, Inc.
Northwestern Mutual Investment Services, LLC
Oppenheimer & Co. Inc.
Pacific Life Insurance Company
Park Avenue Securities LLC
Pershing LLC
PNC Investments LLC
Protective Life and Annuity Insurance Company
Prudential Investment Management Services LLC
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W. Baird & Co.
Security Benefit Life Insurance Company
Signator Investors, Inc.
State Farm VP Management Corp.
Stifel Nicolaus & Company Incorporated
The Guardian Insurance & Annuity Company, Inc.
Thrivent Investment Management
Transamerica Life Insurance Co.
UBS Financial Services, Inc.
Union Central Life Insurance Company
U.S. Bancorp Investments, Inc.

Voya Financial
Wells Fargo Clearing Services, LLC
Zurich American Life Insurance Company
For the year ended December 31, 2017, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) received payments from the Transfer Agent or Sub-Transfer Agent (of at least $2,500) for operational and recordkeeping, networking, sub-accounting or administrative services provided:
1st Global Capital Corp.
ADP Broker-Dealer, Inc.
Alerus Retirement Solutions
Allstate Life Insurance Company
American General Annuity Insurance Company
American United Life Insurance Co.
Ameriprise Financial Services, Inc.
Ameritas Life Insurance Company
Annuity Investors Life Insurance Company
Ascensus, Inc.
AXA Equitable Life Insurance Company
Bank of America Merrill Lynch
Benefit Consultants Group
Benefit Plans Administrative Services, Inc.
Benefit Trust Company
BMO Harris Bank, N.A.
Charles Schwab & Co., Inc.
CUNA Mutual Group
Davenport & Company LLC
David Lerner Associates, Inc.
Delaware Life Insurance Company
Digital Retirement Solutions
Edward Jones and Company
Fidelity Brokerage Services LLC
Genworth Financial, Inc.
Great-West Life and Annuity Insurance Company
GWFS Equities, Inc.
H.D. Vest Investment Services, Inc.
Hartford Life Insurance Company
Hewitt Associates LLC
Jefferson National Life Insurance
John Hancock Life Insurance Company
John Hancock Trust Company LLC
J.P. Morgan Broker-Dealer Holdings, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning LLC
Lincoln National Life Insurance Company
LPL Financial Corporation
Massachusetts Mutual Life Insurance Company
Matrix Settlement & Clearance Services
Mercer HR Services
MetLife Investors Insurance Company
Mid Atlantic Capital Corporation
Midland National Life Insurance Company
Milliman, Inc.
Minnesota Life Insurance Company
Mony Life Insurance Company of America
Morgan Stanley Smith Barney LLC
Nationwide Financial Services, Inc.
Newport Retirement Services
Northwest Plan Services Inc.
Oppenheimer & Co. Inc.
Pacific Life Insurance Company
PenServ Plan Services, Inc.
Pershing LLC
Phoenix Life Insurance Company
Plan Administrators Inc.
PlanMember Securities Corporation
PNC Bank N.A.
Principal Life Insurance Company
Protective Life and Annuity Insurance Company
Prudential Investment Management Services LLC
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Reliance Trust Co.
Robert W. Baird & Co.
Sammons Financial Network, LLC
Security Benefit Life Insurance Company
Security Financial Resources, Inc.
SEI Private Trust Company
Standard Insurance Company
Stifel Nicolaus & Company Incorporated
T. Rowe Price
TD Ameritrade Clearing, Inc.
The Guardian Insurance & Annuity Company, Inc.
Tiaa-Cref Individual & Institutional Services, LLC
Transamerica Life Insurance Co.
Transamerica Retirement Services
Trust Company of America
UBS Financial Services, Inc.
Ultimus Fund Solutions, LLC
Union Central Life Insurance Company
U.S. Bank N.A.
VALIC Financial Advisors, Inc.
Vanguard Group
Voya Financial
Wells Fargo Clearing Services, LLC
Zurich American Life Insurance Company

About Your Account
The Fund’s prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund’s policies regarding those share transactions. It should be read in conjunction with the information in the Fund’s prospectus. The appendix to the Fund’s prospectus titled

“Special Sales Charge Arrangements and Waivers” provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.
Determination of Net Asset Value Per Share. The net asset value, or “NAV,” of the Fund is determined by subtracting the expenses and liabilities attributable to the Fund as a whole from the value of the Fund’s assets. The net assets attributable to each class is determined by pro rating the net assets of the Fund according to the relative number of shares of each class. The net asset value per share for each class of shares of the Fund is determined by subtracting from the value of the Fund’s net assets attributable to the class, those expenses and liabilities that are attributable to the class, and dividing the result by the number of shares of that class that are outstanding.
The NAV is determined as of 4:00 p.m., Eastern time, on each day that the New York Stock Exchange (the “NYSE”) is open, except if there is an NYSE scheduled early closing the Fund will calculate the net asset value for each share class as of the NYSE scheduled early closing time (the “Valuation Time”). The NYSE’s most recent annual announcement (which is subject to change) states that it will close on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.
Trading in certain securities may occur when the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund’s NAVs will not be calculated on those days, the value of the Fund’s assets, and in turn, the Fund’s NAVs may be significantly affected when shareholders may not purchase or redeem shares.
Securities Valuation. The Fund’s Board has adopted valuation procedures for the valuation of the Fund’s assets and has delegated the day-to-day responsibility for valuation, including fair value determinations, under those procedures to the Manager. The Manager has established a valuation committee which oversees those responsibilities. Fair value determinations are subject to review and approval or ratification by the Board at or prior to its next scheduled meeting after the fair valuations are determined.
Depending on the type of asset held by the Fund, assets are generally valued as follows:
•	Equity securities (both U.S. and foreign) traded on a securities exchange are valued based on the official closing price on the principal exchange on which the security is traded, prior to when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If neither the official closing price nor the last sales price is available, the security is valued based on prices derived from bid and/or asked quotes from the exchange or broker-dealers or at fair value.
•	Fixed Income securities (both U.S. and foreign and including corporate, government and municipal or tax-exempt securities), event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices as determined by a pricing service or by utilizing evaluated prices provided by third party pricing services who may use matrix pricing methods to determine the evaluated prices. Standard inputs generally considered by third-party pricing vendors include, but are not limited to, reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other factors. Pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some Fund trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. If a security cannot be valued in the manner stated above, the security is valued based on information derived from bid and/or asked prices for round lots from broker-dealers. If a fixed income security with a remaining maturity of 60 days or less cannot be valued in the manner stated above, the security is valued at cost adjusted by the amortization of discount or premium to maturity.
•	Exchange-traded derivatives (other than futures and futures options) are valued at the last sale price on their principal exchange. If the exchange-traded derivative cannot be valued at the last sale price, it is valued at the mean between the closing bid and asked prices on the exchange. Futures and futures options traded on an exchange are generally valued at the official settlement price on their principal exchange. Over-the-counter (OTC) derivatives (other than a forward currency exchange contract) are valued by a pricing service or if a value from the pricing service is not available, by one or more prices from dealers, which may be or include the counterparty to the derivative transaction.
•	Shares of an investment company or a fund’s wholly-owned subsidiary (if applicable) that are not traded on an exchange and shares of OFI Global China Fund LLC are valued at their NAV per share.
Fair Value Pricing. Securities for which market quotations are not readily available or of an issuer or market to which a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee attempts to consider all relevant facts that are reasonably available, through either public information or other reasonably available information, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Fair Value Pricing of Foreign Securities. Many foreign markets close hours before the Fund values its foreign investments. As a result, significant events, including events affecting a specific issuer or security, broad market movements or volatility that occurs in U.S. markets after the close of foreign securities markets, may occur during that time that could affect the values of foreign securities held by the Fund, and in turn, the Fund’s net asset values. The Fund uses fair value pricing more frequently for foreign securities to take those factors into account. Because some foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot buy or redeem Fund shares.
Additionally, the Manager has contracted with a pricing service that provides a methodology to assist in monitoring for significant events that may materially affect the value of foreign securities of the Fund, or to adjust closing or evaluated prices of securities traded in foreign or domestic markets as of the Valuation Time, based upon factors such as, but not limited to, volatility of certain securities markets (measured by changes in an appropriate market index) and the correlation of a foreign security’s sensitivity to such U.S. market volatility.
Valuation of the Subsidiary and its Underlying Investments. The securities valuation procedures for the Fund are the same used in valuing the Subsidiary’s portfolio investments and shares of the Subsidiary.
Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund’s assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.
For calculating the Fund’s net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund’s total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allocated equally to each outstanding share within a given class.
Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.
How to Buy Shares
The Oppenheimer Funds. The “Oppenheimer funds” are those mutual funds for which the Distributor acts as distributor and currently include the following:
OFI Pictet Global Environmental Solutions Fund
OFI SteelPath Series Trust:
Oppenheimer SteelPath MLP & Energy Infrastructure Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Focus Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Integrity Funds:
Oppenheimer Global Unconstrained Bond Fund
Oppenheimer Preferred Securities and Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Intermediate Income Fund
Oppenheimer Intermediate Term Municipal Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Equity Fund
Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Macquarie Global Infrastructure Fund
Oppenheimer Main Street Funds:
Oppenheimer Main Street Fund
Oppenheimer Main Street All Cap Fund
Oppenheimer Main Street Mid Cap Fund

Oppenheimer Main Street Small Cap Fund
Money Market Funds:
Oppenheimer Government Cash Reserves
Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund
Oppenheimer Multi-State Municipal Trust:
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Municipal Fund
Oppenheimer Portfolio Series Funds:
Active Allocation Fund
Conservative Investor Fund
Growth Investor Fund
Moderate Investor Fund
Oppenheimer Quest for Value Funds:
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Short Duration High Yield Municipal Fund:
Oppenheimer Rochester Short Duration High Yield Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Series Fund:
Oppenheimer Value Fund
Oppenheimer Short Term Municipal Fund
Oppenheimer Small Cap Value Fund
Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath Panoramic Fund
Oppenheimer Ultra-Short Duration Fund
Rochester Portfolio Series:
Oppenheimer Rochester Limited Term New York Municipal Fund
Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class offers different shareholder privileges and features. The net income attributable to each class of shares and the dividends payable on each class of shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which some share classes are subject.
The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares of the Oppenheimer funds normally are sold subject to an initial sales charge (except Oppenheimer Government Cash Reserves, Oppenheimer Government Money Market Fund and Oppenheimer Ultra-Short Duration Fund). The purpose of the deferred sales charge and asset-based sales charge that are applicable to some other share classes is the same as that of the initial sales charge on Class A shares of many of the Oppenheimer funds—to compensate the Distributor and brokers, dealers and financial institutions that sell shares of those funds. A salesperson who is entitled to receive compensation from his or her firm for selling shares of the Oppenheimer funds may receive different levels of compensation for selling one class of shares rather than another.
Class A Sales Charges Reductions and Waivers. There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except for the money market funds (under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a CDSC). As discussed in the Fund’s prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling expenses, or when a financial intermediary has entered into an agreement with the Distributor. The appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers” includes additional information regarding certain of these sales charge reductions and waivers.
A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.
Letter of Intent. Under a Letter of Intent (a “Letter”), you may be able to reduce the initial sales charge rate that applies to your Class A share purchases of the Fund if you purchase Class A or Class C shares of the Fund or Class A or Class C shares of other Oppenheimer funds or Class A and Class C units of advisor sold college savings programs, for which an affiliate of the Manager or the Distributor serves as the Program Manager or Program Distributor.
A Letter is an investor’s statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13 month period (the “Letter period”), which begins on the date of the investor’s first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to any purchases that are made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in “Terms of Escrow That Apply to Letters of Intent” below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying college savings program holdings.
To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of “qualified” Class A and Class C shares and Class A and Class C units during the Letter period. Purchases of Class R, Class Y or Class I shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Government Money Market Fund or Oppenheimer Government Cash Reserves on which a sales charge has not been paid do not count as “qualified” shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor’s total holdings of qualified shares on the last day of the Letter period equals or exceeds the intended purchase amount.
If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.
If subsequent eligible purchases during the Letter period cause the amount of total eligible purchases to exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Fund’s prospectus), the sales charges paid on those subsequent purchases will be charged at the lower rate as permitted under the Fund’s Right of Accumulation policy.
By establishing a Letter, the investor agrees to be bound by the terms of the Fund’s prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.
Terms of Escrow That Apply to Letters of Intent.
1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor’s account.
2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.
3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the section titled “The Oppenheimer Exchange Privilege” in the Fund’s prospectus), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.
4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.
5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.
6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.
Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.
Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund’s shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund’s shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor’s name, or the Fund or the Distributor may seek other redress.
AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House (“ACH”) transfer to buy the shares before the Valuation Time. If the Distributor is instructed to initiate the ACH transfer after the Valuation Time, the shares will be purchased on the next regular business day.
Dividends will begin to accrue on the shares purchased through the ACH system on the next regular business day after the purchase date. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.
Asset Builder Plans. As indicated in the Fund’s prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.
An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made three business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.
To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the “Asset Builder Plan” information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.
You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.
Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in the appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers.”
Certain special sales charge arrangements described in the appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers” apply to retirement plans whose records are maintained on a daily valuation basis by Bank of America Merrill Lynch (“Merrill Lynch”) or an independent record keeper that has a contract or special arrangement with Merrill Lynch. The amount of assets the plan had in applicable investments on the date the plan sponsor signed the Merrill Lynch record keeping service agreement determines which share classes are available for purchase. If the plan had less than $1 million in such assets, then it may purchase only Class C shares. If the plan had $1 million or more but less than $5 million in such assets it may purchase only Class R shares, if offered by the Fund. If the plan had $5 million or more in such assets it may purchase only Class A shares.
The Transfer Agent or Sub-Transfer Agent has entered into agreements with certain financial intermediaries whereby such intermediaries receive compensation for operational, record keeping, networking and sub-accounting services performed on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan’s record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan’s record keeper.
Financial intermediaries will not receive any operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” for Class I shares.
No operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” will be paid with respect to Class I shares.
Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.

How to Sell Shares
Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal funds wire may be delayed if the Fund’s custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal funds wire.
Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund’s agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day’s net asset value if the order was received by the broker or dealer from its customer prior to the Valuation Time.
For accounts redeemed through a broker-dealer, payment will ordinarily be made within two business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Fund’s prospectus.
Payments “In Kind.” As stated in the Fund’s prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution “in kind” of liquid securities from the Fund’s portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under “Determination of Net Asset Value Per Share.” That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. A redemption in kind may result in a taxable gain or loss to a shareholder, based on the difference between the value of the securities received and the shareholder’s tax basis in its Fund shares, to the same extent as a redemption for cash. Additional taxable gain or loss may be realized upon a later sale or disposition of such securities.
The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder, of up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period, must be redeemed solely in cash.
Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.
Requests for distributions from OppenheimerFunds-sponsored IRA’s, SEP-IRA’s, SIMPLE IRA’s, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to “Trustee, OppenheimerFunds Retirement Plans,” c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:
1.	state the reason for the distribution;
2.	if the distribution is premature, state the owner’s awareness of tax penalties; and
3.	conform to the requirements of the plan and the Fund’s other redemption requirements.
Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and Internal Revenue Service Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditions of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.
Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi-annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.
Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor’s principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment. The redemption of shares necessary to make a requested withdrawal payment may result in a taxable gain or loss.
Because of the sales charge assessed on Class A share purchases, shareholders should usually not make additional Class A share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.
The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund prospectus.
The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.
The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. All dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.
Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.
If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Fund’s prospectus will be followed in determining the order in which the shares are transferred.
Minimum Account Balance. Except for Class I shares, the minimum account balance is $500. The minimum account balance for Class I shares is $250,000, excluding accounts for which the minimum initial investment was waived.
Involuntary Redemptions. The Fund has the right to redeem shares held in any account, except for Class I share accounts, with a value of less than $500. If the Fund exercises this right, a minimum of 30 days’ notice will be provided. Alternatively, the Transfer Agent may set requirements for shareholders so that the shares would not be involuntarily redeemed.
If a Class I account falls below the $250,000 minimum balance, the account may be redeemed or converted into a Class Y share account. This policy does not apply to Class I share accounts for which the minimum initial investment is waived.
Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.
The Fund reserves the authority to modify the minimum balance policies in its discretion.
Reinvestment Privilege. Within three months after redeeming Class A shares, a shareholder may reinvest all or part of the redemption proceeds in Class A shares without a sales charge if:
•	An initial sales charge was paid on the redeemed Class A shares or a Class A CDSC was paid when the shares were redeemed.

The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in “How to Exchange Shares” below. This privilege does not apply to any other share class or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.
Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and, except as provided below, reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if shares on which a sales charge was paid are redeemed before the 91st day after such shares were acquired and if the redemption proceeds are reinvested in shares of the Fund or another of the Oppenheimer funds on or before January 31 of the calendar year following the calendar year in which the Fund shares were redeemed, the shareholder’s basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid for purposes of determining the amount of gain or loss on the redemption. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.
How to Exchange Shares
Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.
As stated in the Fund’s prospectus, shares of a particular class of an Oppenheimer fund may be exchanged only for shares of the same class of other Oppenheimer funds. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.
You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI.
The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in “Reinvestment Privilege,” above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.
The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days’ notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.
How Exchanges Affect Contingent Deferred Sales Charges. If shares acquired by exchange are later redeemed within the CDSC holding period applicable to those acquired shares, the CDSC applicable to the share class of the Oppenheimer fund you are exchanging into will apply to the acquired shares. This includes the redemption of shares of Oppenheimer Government Cash Reserves and Oppenheimer Government Money Market Fund that were acquired by exchange.
When shares that are subject to a CDSC are exchanged, the priorities for the imposition of the CDSC described in “About Your Account” in the Fund’s prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of any remaining shares.
For circumstances in which a CDSC on shares acquired by exchange may be waived, see the appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers.”
Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.
Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks after notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in “The Oppenheimer Exchange Privilege” section in the Fund’s prospectus.
The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.
The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.
Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the Valuation Time (the “Redemption Date”). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it is determined that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.
When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.
Shares that are subject to a restriction cited in the Fund’s prospectus or this SAI will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.
Distributions and Taxes
Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions (“distributions”) and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund’s portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.
Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Dividend distributions on Class C and Class R shares are expected to be lower than dividend distributions on Class A, Class Y and Class I shares because of the effect of the asset-based sales charge on Class C and Class R shares. Distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another Oppenheimer fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.
Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Government Money Market Fund. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.
Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Fund’s prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Fund’s prospectus and this SAI is based on tax laws and regulations in effect on the date of the Fund’s prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State, local and non-U.S. tax treatment may differ from the treatment under the Internal Revenue Code as described below.
Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction’s tax rules affecting an investment in the Fund.
Qualification and Taxation as a Regulated Investment Company. The Fund intends to qualify each year to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. As long as it so qualifies, it may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating corporate income tax that would otherwise be imposed on such income or gains. Qualification as a RIC also allows, under certain conditions, for the characterization of the distributions made to shareholders as being composed of specific types of tax-favored income such as corporate dividends and capital gains.
Even though the Fund expects to qualify as a RIC, to the extent that it distributes less than all of its income, it may still be subject to a corporate income tax and an excise tax. In addition, any investment income or proceeds received from a foreign source may be subject to foreign withholding or other taxes, although the rate of any such withholding or other tax may be reduced under an income tax treaty if the qualifications for the benefits of the treaty are met. If possible, the Fund will operate so as to qualify for such reduced rates. Any foreign withholding or other taxes will reduce the Fund’s income and capital gain. To the extent investments are made in passive foreign investment companies (described below) corporate income tax and interest charges on distributions or gains may apply, even if those amounts are distributed to shareholders.
Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.
Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in “qualified publicly traded partnerships.”
Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund’s assets must consist of U.S. government securities, securities of other RICs, securities of other issuers (“Other Issuers”) and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund’s assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund’s total assets may be invested, including through corporations in which the Fund owns a 20% or greater voting stock interest, in (1) the securities of any one issuer (other than U.S. government securities and the securities of other RICs), (2) the securities of two or more issuers (other than the securities of other RICs) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.
Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least the sum of 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain over its net long-term capital loss, and 90% of its net tax-exempt income for the taxable year.
Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply and are met) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had “earnings and profits” (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions might qualify for the tax rate on qualified dividend income and, in the case of corporations, they might qualify for the dividends-received deduction.
As discussed above, the Fund needs to satisfy certain requirements relating to the source of its income, diversification of assets, and distribution of income, in order to qualify for favorable U.S. federal tax treatment as a RIC. If the Fund enters into derivative financial instruments or similar transactions, it will consider the requirements for qualification as a RIC, the expected tax treatment of such transactions, as well as the applicable regulatory rules and authorities. However, there may be no direct authority specifically addressing the application of the rules applicable to RICs to certain potential derivative financial instrument activities, including for instance securities lending activities, that may be entered into by the Fund. As a result, in certain cases, the tax treatment of a transaction entered into by the Fund may be uncertain and there can be no assurance that the tax authorities in question or a court of law, will agree with the Fund’s characterization of a transaction in applying the qualification requirements for tax treatment as a RIC, or with respect to the recognition of income, deductions, gain, or loss, or any liability for taxes arising from such transaction.
Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund’s holding period in its investments, change the character of, or accelerate, the Fund’s income, defer or disallow the Fund’s deductions and losses, and compel the Fund to include in taxable income otherwise unrealized appreciation in its assets. For example, if the Fund invests in foreign currencies or securities denominated in foreign currencies, losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income under certain circumstances. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund’s distributions. In addition, part of an “interest” payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.
Certain positions in the Fund’s portfolio may have to be marked to market (that is, treated as if they were sold and repurchased on the last day of the Fund’s taxable year). Such “deemed sales” under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules. In addition, the Fund’s investments in zero coupon securities, deferred interest securities, capital appreciation bonds or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities. Effective for taxable years beginning after 2017, Section 451 of the Internal Revenue Code generally requires an accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer’s financial statements. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a RIC and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities earlier than it might otherwise have done.
Passive Foreign Investment Companies. If the Fund invests in a “passive foreign investment company” (“PFIC”), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from certain PFIC distributions or the sale of PFIC shares is allocated ratably to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year’s ordinary income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund’s actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and interest that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and interest would reduce the investment return of the Fund.
If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which PFICs frequently do not provide), the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) and, in lieu of the tax consequences described above, the Fund would be required to include in each year’s income its share of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund.
Alternatively, if the Fund invests in marketable stock of a PFIC, it may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased such PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service. By making either election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC’s stock. The amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test (discussed above) and for excise tax purposes.
A foreign issuer in which the Fund invests will not be treated as a PFIC with respect to the Fund if such issuer is a controlled foreign corporation (“CFC”) and the Fund holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the Fund generally would be a “U.S. Shareholder” of the CFC and would be required to include in gross income each year, as ordinary income, its pro rata share of the CFC’s “subpart F income” (which generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives) whether or not the CFC distributes such amounts to the Fund. Under proposed regulations, such income will be considered “qualifying income” for purposes of the Fund’s qualification as a regulated investment company only to the extent such income is timely distributed to the Fund. If a net loss is realized by a CFC, such loss is generally not available to offset the income earned by the Fund.
Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager and/or OFI may determine that it would be in the shareholders’ best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce shareholder total returns from the Fund.
Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. The Fund’s distributions will be treated as dividends to the extent paid from the Fund’s earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund’s earnings and profits will be treated as a return of capital to the extent of each shareholder’s basis in his or her shares, and any remaining amount in excess of such basis will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital. A reduction in the basis of shares could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale or exchange of the shares.
Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, if the Fund invests in stock, a portion of the Fund’s ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on “qualified dividend income” as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the Internal Revenue Service. The percentage of each distribution that corresponds to a particular type of income will generally be based on how much of that income the Fund earns for the taxable year in accordance with the Internal Revenue Service rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund’s taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.
Distributions Derived from Dividends. If the Fund earns dividend income from U.S. corporations, for the Fund’s corporate shareholders to claim the dividends-received deduction against the Fund’s distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock’s ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt-finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund’s shares for at least 46 days during a specified period that includes the portfolio stock’s ex-dividend date and (2) does not debt-finance its investment in the Fund’s shares. To the extent the Fund’s distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.
If the Fund earns qualified dividend income, as discussed below, special rules may also apply to regular dividends paid to a non-corporate shareholder of the Fund. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder’s net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund’s gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund’s gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund’s qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.
“ Qualified dividend income” generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock’s ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include “payments in lieu of dividends” received in securities lending transactions or dividends received from a real estate investment trust or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such real estate investment trust or RIC. Dividends received from a foreign corporation that, for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a PFIC will not be qualified dividends. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.

Pursuant to proposed regulations on which the Funds may rely, distributions by a Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
Although current regulatory guidance is somewhat unclear, subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from the Fund’s investment in a qualified publicly traded partnership will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from a publicly traded partnership. Technical correction legislation to change this treatment is currently under consideration in Congress.
Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources generally will be treated as ordinary income to the shareholder:
•	income from certain taxable investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, or its agencies and instrumentalities) or from bonds or other debt obligations;
•	income from loans of portfolio securities;
•	income or gains from certain options or futures;
•	any net short-term capital gain;
•	any market discount accrual on tax-exempt bonds; and
•	certain foreign currency gains.
Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund’s shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.
If the Fund elects to retain all or a portion of its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report that portion of the gain as long-term capital gain, will be able to claim that portion of the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.
Foreign Source Income. Investment income and proceeds that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source or other foreign taxes. If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit such shareholder’s share of that amount against the shareholder’s U.S. federal income tax due, or deduct his or her share of that amount from his or her U.S. taxable income. If the Fund has investments in foreign securities, the Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.
Shortly after the end of any year for which it makes such an election, the Fund will report to its shareholders the amount of such foreign tax that must be included in each shareholder’s gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year cannot exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder’s taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign taxes for the taxable year do not exceed $300 ($600 for a joint return).
As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder’s proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.
Tax Consequences of Share Redemptions. If all or a portion of a shareholder’s investment in the Fund is redeemed, the shareholder will generally recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder’s adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.
All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder exercises the exchange or reinvestment privilege within 90 days after acquiring Fund shares, and no later than January 31 of the following calendar year, in certain circumstances, any loss that the shareholder recognizes on the redemption or exchange will be reduced, or any gain will be increased, to the extent that any sales charge paid on the redeemed or exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange or reinvestment privilege. Such sales charge will be treated as an amount paid for the new shares.
Additional Taxes on Certain Net Investment Income. An additional 3.8% Medicare tax applies to certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Backup Withholding. The Fund will be required in certain cases to withhold a certain percentage of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an “exempt recipient” (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders after the end of each calendar year with a copy sent to the Internal Revenue Service. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability, provided the required information is timely provided to the Internal Revenue Service.
Taxation of U.S. Tax-Exempt Shareholders. A tax-exempt shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder or if the Fund recognizes “excess inclusion income” and the amount of such income exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). The Fund could recognize excess inclusion income with respect to its indirect investments in real estate investment trusts that hold residual interests in real estate mortgage conduits or which are, or have certain wholly-owned subsidiaries that are, taxable mortgage pools. Tax-exempt shareholders, including in particular charitable remainder trusts, are urged to consult their tax advisers with respect to the particular consequences of an investment in the Fund.
Taxation of Foreign Shareholders. Under the Internal Revenue Code, taxation of a foreign shareholder depends primarily on whether the foreign shareholder’s income from the Fund is effectively connected with the conduct of a U.S. trade or business. A “foreign shareholder” includes, but is not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.
If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status (using the applicable Internal Revenue Service Form W-8), the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not “effectively connected income,” will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign shareholder’s country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the Internal Revenue Service. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the

United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.
Properly reported dividends paid to foreign shareholders will generally be exempt from U.S. withholding tax provided such dividends (i) are derived from the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through a financial intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.
The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above and the possible applicability of U.S. estate tax.
Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. Under proposed regulations, FATCA withholding on the gross proceeds of share redemptions and certain capital gain distributions, scheduled to take effect beginning January 1, 2019, has been eliminated. Such proposed regulations are subject to change. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid Internal Revenue Service Form W-9 or Internal Revenue Service Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid Internal Revenue Service Form W-8BEN-E (or other applicable Form W-8) indicating the entity’s compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this legislation to them.
Tax Considerations with Respect to the Subsidiary. The Fund may invest a portion of its assets in the Subsidiary, which is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the “Safe Harbor”) pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are of a kind customarily dealt in on an organized commodity exchange if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary’s securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary’s gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.
In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business (or lower tax treaty rate), generally payable through withholding. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as “portfolio interest.” The term “portfolio interest” generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.
The Subsidiary is wholly-owned by the Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power or value of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” Because the Fund is a U.S. person that owns all of the stock of the Subsidiary, the Fund is a “U.S. Shareholder” and the Subsidiary is a CFC. As a “U.S. Shareholder,” the Fund is required to include in gross income for United States federal income tax purposes all of the Subsidiary’s “subpart F income” (defined, in part, below), whether or not such income is distributed by the Subsidiary. Under proposed regulations, such income will be considered “qualifying income” for purposes of the Fund’s qualification as a regulated investment company only to the extent such income is timely distributed by the Subsidiary to the Fund. It is expected that all of the Subsidiary’s income will be “subpart F income.” “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is generally not available to offset the income earned by the Fund.
Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances. Some states may similarly require such transactions to be reported separately with the appropriate state taxing authorities.
Additional Information About the Fund
The Distributor. The Fund’s shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Sub-Adviser that acts as the Fund’s Distributor. The Distributor also distributes shares of the other Oppenheimer funds.
The Transfer Agent. OFI Global Asset Management, Inc. is the Fund’s Transfer Agent. It serves as the Transfer Agent for a fee based on annual net assets. Shareholder Services, Inc., an affiliate of the Transfer Agent, doing business as OppenheimerFunds Services, is the Fund’s Sub-Transfer Agent. OppenheimerFunds Services is responsible for maintaining the Fund’s shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to OppenheimerFunds Services at the address and toll-free numbers shown on the back cover.
Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.
The Custodian. JPMorgan Chase Bank is the custodian of the Fund’s cash balances and portfolio securities, except affiliated mutual fund shares. The custodian’s responsibilities include safeguarding and controlling the Fund’s portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund’s cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation (“FDIC”). Those uninsured balances may at times be substantial. The Sub-Transfer Agent records the Fund’s positions in affiliated mutual fund shares that may be held by the Fund.
Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund’s financial statements and performs other related audit and tax services. KPMG LLP also acts as the independent registered public accounting firm for the Manager, the Sub-Adviser and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Appendix
Ratings Definitions
Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations (“NRSROs”) listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.
Moody’s Investors Service, Inc. (“Moody’s”)
GLOBAL RATING SCALES
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.1,2
Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings.3 The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.
Global Long-Term Rating Scale
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a (hyb) indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Global Short-Term Rating Scale
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS
Short-Term Obligation Ratings
While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
* For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.
VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

S&P Global Ratings (“S&P”), a part of McGraw-Hill Financial
ISSUE CREDIT RATINGS
A S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Issue credit ratings are based, in varying degrees, on S&P analysis of the following considerations:
•	The likelihood of payment-the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•	The nature of and provisions of the financial obligation and the promise we impute;
•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
LONG-TERM ISSUE CREDIT RATINGS
AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
SHORT-TERM ISSUE CREDIT RATINGS
A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
MUNICIPAL SHORT-TERM NOTE RATINGS
An S&P U.S. municipal note rating reflects S&P opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P analysis will review the following considerations:
•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
ISSUER CREDIT RATINGS
An S&P issuer credit rating is a forward-looking opinion about an obligor’s overall creditworthiness. This opinion focuses on the obligor’s capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. Counterparty credit ratings, corporate credit ratings and sovereign credit ratings are all forms of issuer credit ratings. Issuer credit ratings can be either long-term or short-term.
LONG-TERM ISSUER CREDIT RATINGS
AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.
A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.
BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.
BB; B; CCC; and CC: Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligor rated ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments.
B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.
CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.
CC: An obligor rated ‘CC’ is currently highly vulnerable. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.
SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ is in default on one or more of its financial obligations including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. An obligor is considered in default unless S&P believes that such payments will be made within five business days of the due date in the absence of a stated grace period, or within the earlier of the stated grace period or 30 calendar days. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor’s rating is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.
NR: An issuer designated ‘NR’ is not rated.
Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
SHORT-TERM ISSUER CREDIT RATINGS
A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.
A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.
A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.
B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C: An obligor rated ‘C’ is currently vulnerable to nonpayment that would result in a ‘SD’ or ‘D’ issuer rating, and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.
R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated), excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms, when it came due. An obligor is considered in default unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding hybrid instruments classified as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor’s rating is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.
NR: An issuer designated ‘NR’ is not rated.
Fitch Ratings, Inc.
Fitch Ratings publishes opinions on a variety of scales. The most common of these are credit ratings, but the agency also publishes ratings, scores and other relative opinions relating to financial or operational strength. For example, Fitch also provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.
Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign, financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms investment grade and speculative grade are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.
For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its web page. Such issues are also denoted as ‘NR’.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings please refer to Fitch’s Ratings Transition and Default studies which detail the historical default rates and their meaning. The European Securities and Markets Authority also maintains a central repository of historical default rates.
Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).
The primary credit rating scales can be used to provide a rating of privately issued obligations or certain note issuance programs or for private ratings. In this case the rating is not published, but only provided to the issuer or its agents in the form of a rating letter.
The primary credit rating scales may also be used to provide ratings for a more narrow scope, including interest strips and return of principal or in other forms of opinions such as Credit Opinions or Rating Assessment Services. Credit Opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit Opinions will be indicated using a lower case letter symbol combined with either an '*' (e.g., 'bbb+*') or (cat) suffix to denote the opinion status. Credit Opinions will be point-in-time typically but may be monitored if the analytical group believes information will be sufficiently available. Rating Assessment Services are a notch-specific view using the primary rating scale of how an existing or potential rating may be changed by a given set of hypothetical circumstances. Rating Assessments are point-in-time opinions. Rating Assessments are not monitored; they are not placed on Watch or assigned an Outlook and are not published.

INTERNATIONAL CREDIT RATING SCALES
The Primary Credit Rating Scales (those featuring the symbols 'AAA'–'D’ and 'F1'–'D') are used for debt and financial strength ratings. This page describes their use for issuers and obligations in corporate, public, structured and infrastructure and project finance debt markets.
Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA–‘; each a rating level). Such suffixes are not added to ‘AAA’ ratings. For corporate finance obligation ratings, they are not appended to rating categories below the ‘CCC’. For all other sectors/obligations, they are not assigned to rating categories below the ‘B’. For the short-term rating category of ‘F1’, a ‘+’ may be appended. For Viability Ratings, the modifiers '+' or '-' may be appended to a rating to denote relative status within categories from 'aa’ to 'b'.
International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments.
The Local Currency International Rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility (T&C) risk).
Foreign Currency Ratings additionally consider the profile of the issuer or note after taking into account T&C risk. This risk is usually communicated for different countries by the Country Ceiling, which caps the foreign currency ratings of most, though not all, issuers within a given country.
Where the rating is not explicitly described in the relevant Rating Action Commentary as local or foreign currency, the reader should assume that the rating is a Foreign Currency Rating (i.e., the rating is applicable for all convertible currencies of obligation).
ISSUER DEFAULT RATINGS
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC: Substantial credit risk. Default is a real possibility.
CC: Very high levels of credit risk. Default of some kind appears probable.
C: Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. the formal announcement by the issuer or their agent of a distressed debt exchange.
d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
RD: Restricted default. 'RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
a. an uncured payment default on a bond, loan or other material financial obligation, but
b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
c. has not otherwise ceased operating.
This would include:
i.	the selective payment default on a specific class or currency of debt;
ii.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
iii.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.
D: Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or that has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High short-term default risk. Default is a real possibility.
RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.
DBRS
LONG-TERM OBLIGATIONS
The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories (high) and (low). The absence of either a (high) or (low) designation indicates the rating is in the middle of the category.
AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC/CC/C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange.”
COMMERCIAL PAPER AND SHORT-TERM DEBT
The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories (high), (middle), and (low).
R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange.”
Kroll Bond Rating Agency (“KBRA”)
LONG-TERM CREDIT RATINGS
Kroll Bond Rating Agency (KBRA) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

AAA: Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.
AA: Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.
A: Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.
BBB: Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.
BB: Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.
B: Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.
CCC: Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.
CC: Determined to be near default or in default with average recovery expectations.
C: Determined to be near default or in default with low recovery expectations.
D: KBRA defines default as occurring if:
1. There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.
2. The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.
3. The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.
KBRA may append – or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.
SHORT-TERM CREDIT RATINGS
Kroll Bond Rating Agency’s short-term ratings indicate an ability to meet obligations that typically have maturities of thirteen months or less when issued by corporate entities, financial institutions, and in connection with structured finance transactions. When applied to municipal obligations, KBRA’s short-term ratings typically indicate an ability to meet obligations of three years or less. Short-term ratings may be assigned to both issuers and to specific obligations. As compared to long-term ratings, greater emphasis is placed on an obligor’s liquidity profile and access to funding. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.
K1: Very strong ability to meet short-term obligations.
K2: Strong ability to meet short-term obligations.
K3: Adequate ability to meet short-term obligations.
B: Questionable ability to meet short-term obligations.
C: Little ability to meet short-term obligations.
D: KBRA defines default as occurring if:
1. There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.
2. The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.
3. The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.
KBRA may append a + modifier to ratings in the K1 category to indicate exceptional ability to meet short-term obligations.
Footnotes to Appendix:
1.	For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, long-term and short-term ratings reflect the likelihood of impairment and financial loss in the event of impairment.
2.	Supranational institutions and central banks that hold sovereign debt or extend sovereign loans, such as the IMF or the European Central Bank, may not always be treated similarly to other investors and lenders with similar credit exposures. Long-term and short-term ratings assigned to obligations held by both supranational institutions and central banks, as well as other investors, reflect only the credit risks faced by other investors unless specifically noted otherwise.
3.	Like other global scale ratings, (sf) ratings reflect both the likelihood of a default and the expected loss suffered in the event of default. Ratings are assigned based on a rating committee’s assessment of a security’s expected loss rate (default probability multiplied by expected loss severity), and may be subject to the constraint that the final expected loss rating assigned would not be more than a certain number of notches, typically three to five notches, above the rating that would be assigned based on an assessment of default probability alone. The magnitude of this constraint may vary with the level of the rating, the seasoning of the transaction, and the uncertainty around the assessments of expected loss and probability of default.

Consolidated Financial Statements
The Fund’s audited Consolidated Financial Statements, included in the Fund’s Annual Report dated October 31, 2018, including the notes thereto and the report of KPMG LLP thereon, are incorporated by reference into this Statement of Additional Information.

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Oppenheimer Fundamental Alternatives Fund
Website
www.oppenheimerfunds.com
Investment Adviser and Sub-Adviser
OFI Global Asset Management, Inc. and OppenheimerFunds, Inc.
225 Liberty Street
New York, New York 10281-1008
Distributor
OppenheimerFunds Distributor, Inc.
225 Liberty Street
New York, New York 10281-1008
Transfer Agent and Sub-Transfer Agent
OFI Global Asset Management, Inc. and Shareholder Services Inc. doing business as OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)
Custodian Bank
JPMorgan Chase Bank
4 Chase Metro Tech Center
Brooklyn, New York 11245
Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202
Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036
PX0236.001.0219

Oppenheimer
Mid Cap Value Fund

Prospectus dated February 14, 2019
Oppenheimer Mid Cap Value Fund is a mutual fund that seeks capital appreciation. It emphasizes investments in common stocks and other equity securities of “mid- cap” companies.
This prospectus contains important information about the Fund’s objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.
NYSE Ticker Symbols
Class A	QVSCX
Class C	QSCCX
Class R	QSCNX
Class Y	QSCYX
Class I	QSCIX
Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1.800.225.5677.
As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved the Fund’s securities nor have they determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents
The Fund Summary
1	Investment Objective
1	Fees and Expenses of the Fund
1	Principal Investment Strategies
2	Principal Risks
3	The Fund’s Past Performance
4	Investment Adviser
4	Portfolio Managers
4	Purchase and Sale of Fund Shares
4	Taxes
4	Payments to Broker-Dealers and Other Financial Intermediaries
More About The Fund
5	About the Fund’s Investments
13	How the Fund is Managed
More About Your Account
15	About Your Account
16	Choosing a Share Class
16	The Price of Fund Shares
23	How to Buy, Sell and Exchange Shares
30	Dividends, Capital Gains and Taxes
31	Financial Highlights
Appendix
38	Special Sales Charge Arrangements and Waivers
To Summary Prospectus

The Fund Summary
Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts and sales charge waivers is available from your financial professional and in the section “About Your Account” beginning on page 15 of the prospectus, in the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers” and in the section “How to Buy Shares” beginning on page 50 in the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	None	None	None	None
...
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	1%	None	None	None
Annual Fund Operating Expenses*
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class Y	Class I
Management Fees	0.71%	0.71%	0.71%	0.71%	0.71%
...
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
...
Other Expenses	0.22%	0.22%	0.21%	0.22%	0.05%
...
Total Annual Fund Operating Expenses	1.18%	1.93%	1.42%	0.93%	0.76%
*	Expenses have been restated to reflect current fees.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:
	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$689	$930	$1,190	$1,932	$689	$930	$1,190	$1,932
...
Class C	$298	$612	$1,052	$2,275	$198	$612	$1,052	$2,275
...
Class R	$146	$452	$782	$1,714	$146	$452	$782	$1,714
...
Class Y	$95	$298	$517	$1,148	$95	$298	$517	$1,148
...
Class I	$78	$244	$424	$946	$78	$244	$424	$946
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of “mid cap” companies. A company’s “market capitalization” is the value of its outstanding common stock. The Fund considers mid cap companies to be those having a market capitalization in the range of the Russell Midcap® Value Index, a measure of the mid cap value market. The capitalization range of the index is subject to change at any time due to market activity or changes in the composition of the index. The range of the Russell Midcap® Value Index generally widens over time and is reconstituted annually to preserve its mid cap characteristics. The Fund measures a company’s capitalization at the time the Fund buys a security and is not required to sell a security if the company’s capitalization moves outside of the Fund’s capitalization definition. The Fund may also invest in small cap companies, and up to 5% of its total assets in securities of unseasoned companies.
The Fund primarily invests in U.S. companies but may also purchase securities of issuers in any country, including developing and emerging market countries. While the Fund has no limits on the percentage of its assets it can invest in
Oppenheimer Mid Cap Value Fund	1

foreign securities, normally it does not expect to invest substantial amounts of its assets in foreign securities and generally limits investments in emerging markets to not more than 5% of its total assets. The Fund emphasizes securities that the portfolio manager believes are undervalued.
In selecting investments for the Fund, the portfolio managers look for stocks of mid-cap companies that they believe have been undervalued by the market. A security may be undervalued because the market is not aware of the issuer’s intrinsic value, does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities when other investors recognize their real or prospective worth. The portfolio managers use a “bottom up” approach to select securities one at a time before considering industry trends. Those companies may have a low ratio of their stock price to earnings, for example. The portfolio managers also analyze factors such as a company’s book value, sales, earnings, growth potential and cash flows. After considering these criteria, the portfolio manager may also look at broader industry and economic trends that could affect the growth potential of particular mid-cap stocks. The portfolio managers currently focus on companies with the following characteristics, which may vary in particular cases and may change over time:
■	Favorable supply/demand conditions for key products
■	Development of new products or businesses
■	Quality of management
■	Competitive position in the marketplace
■	Effective allocation of capital
The Fund may sell securities that the portfolio manager believes no longer meet the above criteria, but is not required to do so.
Principal Risks. The price of the Fund’s shares can go up and down substantially. The value of the Fund’s investments may fall due to adverse changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Mid-Cap Companies. Mid-cap companies generally involve greater risk of loss than larger companies. The prices of securities issued by mid-sized companies may be more volatile and their securities may be less liquid and more difficult to sell than those of larger companies. They may have less established markets, fewer customers and product lines, less management depth and more limited access to financial resources. Mid-cap companies may not pay dividends for some time, if at all.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a fund’s securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected
2	Oppenheimer Mid Cap Value Fund

by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for funds emphasizing mid-cap stock investments. Since the Fund does not seek current income and its income from investments will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance (for Class A Shares) from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges and taxes are not reflected in the bar chart and if those charges were included, returns would be less than those shown. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund’s website: https://www.oppenheimerfunds.com/fund/MidCapValueFund
Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.11% (2nd Qtr 09) and the lowest return for a calendar quarter was -21.80% (3rd Qtr 11). For the period from January 1, 2018 to December 31, 2018 the return before sales charges and taxes was -18.03%.

The following table shows the average annual total returns for each class of the Fund’s shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax
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returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years (or life of class if less)
Class A Shares (inception 01/03/89)
Return Before Taxes	(22.75)%	1.59%	10.16%
Return After Taxes on Distributions	(24.50)%	0.75%	9.67%
Return After Taxes on Distributions and Sale of Fund Shares	(12.10)%	1.30%	8.43%
...
Class C Shares (inception 09/01/93)	(19.38)%	2.03%	9.97%
...
Class R Shares (inception 03/01/01)	(18.26)%	2.54%	10.53%
...
Class Y Shares (inception 10/24/05)	(17.84)%	3.07%	11.14%
...
Class I Shares (inception 02/28/12)	(17.72)%	3.23%	7.41%*
...
Russell MidCap Value Index	(12.29)%	5.44%	13.03%
(reflects no deduction for fees, expenses, or taxes)			9.78%*
*	From 02/28/12

Investment Adviser. OFI Global Asset Management, Inc. (the “Manager”) is the Fund’s investment adviser. OppenheimerFunds, Inc. (the “Sub-Adviser”) is its sub-adviser.
Portfolio Managers. Laton Spahr, CFA, has been a Vice President and portfolio manager and Eric Hewitt has been a Vice President and co-portfolio manager of the Fund since March 2013.
Purchase and Sale of Fund Shares. You can buy most classes of Fund shares with a minimum initial investment of $1,000. Traditional and Roth IRA, Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500. For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment. Once your account is open, subsequent purchases may be made in any amount. For Class I shares, the minimum initial investment is $1 million per account. The Class I share minimum initial investment is waived for retirement plan and health savings account service provider platforms (jointly, “service provider platforms”).
Shares may be purchased and redeemed on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail at the address on the back cover, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677 on any regular business day.
Share transactions may be paid by check, by Federal funds wire or directly from or into your bank account.
Taxes. Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes, unless your shares are held in a tax-deferred account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
4	Oppenheimer Mid Cap Value Fund

More About The Fund
About the Fund’s Investments
The allocation of the Fund’s portfolio among different types of investments will vary over time and the Fund’s portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains additional information about the Fund’s investment policies and risks.
The Fund’s Principal Investment Strategies and Risks. The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Common Stock. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Mid-Cap Companies. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned management teams. While mid-cap companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements than larger companies. Mid-cap companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of mid-cap companies may be subject to wider price fluctuations and may be less liquid than securities of larger exchange-traded issuers, meaning it might be harder for the Fund to dispose of those holdings at an acceptable price when it wants to sell them. Mid-cap companies may have less established markets for their products or services and may have fewer customers and product lines than larger companies. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of unseasoned companies may be particularly volatile, especially in the short term and in periods of market instability, and may have limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “mid-cap” company may change over time as well. After the Fund buys their securities, individual companies may grow and no longer fall within the Fund’s definition of a “mid-cap” issuer. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown beyond the Fund’s mid-cap definition, it might sell some of those holdings to try to lower the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on the investment and could increase taxable distributions to shareholders.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Value Investing. Value investing seeks stocks that are priced below their intrinsic or prospective worth. Value investing uses fundamental analysis and research to seek to identify issuers whose securities are undervalued in the marketplace in
Oppenheimer Mid Cap Value Fund	5

relation to factors such as their earnings potential, assets, industry position, management strength and cash flows. Undervalued companies may have lower stock prices because the market is not aware of their intrinsic value or does not yet fully recognize their future potential. The price of those securities may increase if other investors recognize a company’s current or potential worth.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that if a cyclical event does not have the anticipated effect, or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.
Foreign Investing. The Fund may buy stocks and other equity securities of issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depository Receipts (“ADRs”) or similar depository arrangements. The Fund also can invest in emerging markets, which have greater risks than developed markets. The Fund will hold foreign currency only in connection with buying and selling foreign securities.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign-currency denominated investments.
6	Oppenheimer Mid Cap Value Fund

■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Other Investment Strategies and Risks. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Diversification and Concentration. The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual securities by diversifying its investments across a broad number of different issuers. The Fund will not concentrate its investments in issuers in any one industry. At times, however, the Fund may emphasize investments in some industries or sectors more than others. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. The Securities and Exchange Commission staff has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; however, securities issued by any one foreign government are considered to be part of a single “industry.” For purposes of compliance with its concentration policy, the Fund will consider portfolio investments held by underlying investment companies in which the Fund invests, to the extent that the Fund has sufficient information about such portfolio investments. The Fund will make reasonable efforts to obtain such information.
Other Equity Securities. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to credit and interest rate risk, however credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities.
Oppenheimer Mid Cap Value Fund	7

Small-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Smaller companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since smaller companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short-term, and may have very limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a small-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-cap,” “mid-cap” or “large-cap” company may change over time as well. After the Fund buys the security of an individual company, that company may expand or contract and no longer fall within the designated capitalization range. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased beyond the Fund’s capitalization-range definition, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio. That might cause the Fund to realize capital gains on an investment and could increase taxable distributions to shareholders.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Debt Securities. The Fund may invest in debt securities of any maturity or duration, including: U.S. government securities and corporate bonds and debentures.
Debt securities may be subject to the following risks:
■	Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
■	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
■	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
■	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more
8	Oppenheimer Mid Cap Value Fund

frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
■	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
■	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
■	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
■	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets.
Following the financial crisis, the Federal Reserve sought to stabilize the economy by keeping the federal funds rate near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as “quantitative easing.” As the Federal Reserve has completed the tapering of its securities purchases pursuant to quantitative easing, it has recently raised interest rates on multiple occasions, and continues to consider future raises to the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market
Oppenheimer Mid Cap Value Fund	9

making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (“Moody’s”) or S&P Global Ratings (“S&P”) (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the Statement of Additional Information.
Unrated Securities. Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
The Fund can invest up to 5% of its total assets in below-investment-grade debt securities. These debt securities are commonly known as “junk bonds.”
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
■	Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
■	Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
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■	Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
■	Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
■	Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Real Estate Investment Trusts. The Fund may invest in shares of real estate investment trusts, which are referred to as REITs. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs are companies that primarily invest in real property and derive income mainly from the collection of rents. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are generally not taxed on distributed income if substantially all of its taxable income (other than net capital gains) is distributed to shareholders each year. As a result, REITs tend to pay higher dividends than other types of companies.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, and forward contracts are some of the derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, under new rules enacted under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Securities that have limitations on their resale are referred to as “restricted securities.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will not invest more than 15% of its net assets in illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Conflicts of Interest. The investment activities of the Manager, the Sub-Adviser and their affiliates with respect to other funds and accounts they manage may present potential conflicts of interest that could, under certain circumstances, disadvantage or adversely affect the Fund and its shareholders. The Manager, the Sub-Adviser or their affiliates advise other funds and accounts that have investment objectives and strategies that differ from, and may be contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund’s investment strategies or activities. Other funds or accounts advised by the Manager, the Sub-Adviser or their affiliates may also have conflicting interests arising from investment objectives and strategies that are similar to those of the Fund. For example, those funds and accounts may engage in, and compete for, the same types of investment opportunities as the Fund or invest in securities of the same issuers that have different features and interests as compared to securities held by the Fund. These features (such as seniority, guarantees and differential voting rights) may, under certain circumstances, come into conflict with or disadvantage securities held by the Fund. In addition, other funds or accounts advised by the
Oppenheimer Mid Cap Value Fund	11

Manager, the Sub-Adviser, or their affiliates may invest in the Fund’s shares. Because the Manager, the Sub-Adviser and their affiliates may carry out the investment activities of those other funds or accounts without regard to the investment objectives or performance of the Fund, it is possible that the value of investments held by the Fund (or shares of the Fund itself, if applicable) or the Fund’s investment strategies may be adversely affected.
The Fund’s investment performance will usually differ from the performance of other funds or accounts that are also advised by the Fund’s Manager, the Sub-Adviser or their affiliates even in cases where the investment objectives and strategies of the relevant funds or accounts are similar. When managing multiple funds or accounts, the Fund’s Manager, the Sub-Adviser and their affiliates may make decisions with respect to investment positions held by certain funds or accounts that may cause the Fund to experience losses during periods in which other funds or accounts achieve gains. This may include causing another fund or account to take actions with respect to an issuer’s liquidation, restructuring, default or corporate actions that may conflict with the interests of the Fund. Similar conflicts may also arise when the Fund and other funds or accounts invest in different parts of an issuer’s capital structure, such as when the Fund holds equity or debt obligations of an issuer, and another fund or account holds more senior (or junior) debt obligations of the same issuer, or when the Fund and other funds or accounts hold securities of different issuers that have competing claims to the same assets or sources of payment. In such circumstances, decisions regarding whether to trigger an event of default, the terms of any potential workout or restructuring of a distressed issuer, liquidating or selling an investment, corporate actions, litigation or other investment decisions may, and often do, result in conflicts of interest. The Fund may receive lower returns on its investment in an issuer as a result of actions taken with respect to the same or related issuers by other investors, including other funds or accounts managed by the Manager, the Sub-Adviser or their affiliates.
The Fund’s Manager, the Sub-Adviser or their affiliates may manage funds or accounts with different fee rates and/or fee structures, including funds or accounts that pay advisory fees based on account performance (“performance fee accounts”). Such differences in fee arrangements may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. For example, the Manager, the Sub-Adviser or their affiliates could potentially allocate the most attractive investments to higher-fee accounts or performance fee accounts, or the trading of higher-fee accounts could potentially be favored as to timing and/or execution price.
The Manager and the Sub-Adviser have adopted policies and procedures designed to mitigate where possible potential conflicts of interest identified by the Manager and the Sub-Adviser. However, such policies and procedures may also limit the Fund’s investment activities and affect its performance. For example, the investment activities of such funds or accounts may result in the Manager’s, the Sub-Adviser’s or their affiliates’ receipt of material non-public information concerning certain securities, which could lead to restrictions in the trading of such securities or other investment activities of the Fund or other funds or accounts managed by the Manager, the Sub-Adviser or their affiliates. In certain cases, the Fund’s Manager, the Sub-Adviser or their affiliates may avoid certain investment opportunities or actions that would potentially give rise to conflicts with other funds or accounts, which could also have the effect of limiting the Fund’s investment opportunities and performance. In other cases, the Fund’s Manager, the Sub-Adviser or their affiliates may choose not to or fail to avoid investment opportunities or action that would potentially give rise to conflicts with other funds or accounts, which could under certain circumstances disadvantage the Fund while advantaging other funds or accounts or vice versa.
The Manager, the Sub-Adviser and their affiliates may also face other potential conflicts of interest in managing the Fund, and the information above is not a complete description of every conflict that could be deemed to exist when simultaneously managing the Fund and other funds and accounts.
Investments by “Funds of Funds.” Class I and Class Y shares of the Fund are offered as an investment to certain other Oppenheimer funds that act as “funds of funds,” which may invest significant portions of their assets in shares of the Fund. From time to time, those investments may also represent a significant portion of the Fund’s outstanding shares, or of its outstanding Class I and/or Y shares. The Oppenheimer funds of funds typically use asset allocation strategies that may increase or reduce the amount of their investment in the Fund frequently, possibly on a daily basis during volatile market conditions. If the size of those purchases or redemptions were significant relative to the size of the Fund’s assets, the Fund might be required to purchase or sell portfolio securities, which could increase its transaction costs and reduce the performance of all of its share classes. A decline in the Fund’s assets due to large redemptions could also cause the Fund’s operating expenses to increase. Further discussion of the possible effects of frequent trading in the Fund’s shares is included elsewhere in this prospectus.
Investments in Money Market Instruments. The Fund can invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. Money market instruments are short-term, U.S. dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940, of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall.
The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund. It may also invest in money market instruments directly, or in other affiliated or unaffiliated money market funds. The Fund may invest in such other money market funds, such as Oppenheimer Institutional Government Money Market Fund, rather than purchasing individual short-term investments. Oppenheimer Institutional Government
12	Oppenheimer Mid Cap Value Fund

Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, and is part of the Oppenheimer family of funds. At the time of an investment, the Fund cannot always predict what will be the yield of the Oppenheimer Institutional Government Money Market Fund, or any other money market fund it may hold, because of the wide variety of instruments that such fund may hold in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of any other money market fund it may hold, including its advisory fee. However, the Manager will waive a portion of the Fund’s advisory fee to the extent of the Fund’s share of the advisory fee paid to the Manager by Oppenheimer Institutional Government Money Market Fund, or to any other similar affiliated money market fund of which the Fund is a shareholder. If the Fund invests in an unaffiliated money market fund, the Manager will not waive a portion of the Fund’s advisory fee representing the Fund’s share of the advisory fee paid by such unaffiliated fund to any unaffiliated manager.
Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in investments that may be inconsistent with the Fund’s principal investment strategies. Generally, the Fund would invest in shares of Oppenheimer Institutional Government Money Market Fund or in the types of money market instruments in which Oppenheimer Institutional Government Money Market Fund invests or in other short-term U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.
Portfolio Turnover. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees, dealer mark-ups or other transaction costs, which can adversely affect performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights tables at the end of this prospectus show the Fund’s portfolio turnover rates during past fiscal years.
Changes To The Fund’s Investment Policies. The Fund’s fundamental investment policies cannot be changed without the approval of a majority of the Fund’s outstanding voting shares, however, the Fund’s Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. Shareholders will receive 60 days’ advance notice of any change in the 80% investment policy described in “Principal Investment Strategies.” The Fund’s investment objective is not a fundamental policy and may be changed without shareholder approval. Investment restrictions that are fundamental policies are listed in the Fund’s Statement of Additional Information. An investment policy or restriction is not fundamental unless this prospectus or the Statement of Additional Information states that it is.
Portfolio Holdings. The Fund’s portfolio holdings are included in its semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is a public filing that is required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund’s first and third fiscal quarters. Therefore, the Fund’s portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT. In addition, the Fund’s portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund’s website no sooner than 30 days after the end of each calendar month.
A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund’s Statement of Additional Information.
How the Fund is Managed
THE MANAGER AND THE SUB-ADVISER. OFI Global Asset Management, Inc., the Manager, is a wholly-owned subsidiary of OppenheimerFunds, Inc. The Manager oversees the Fund’s investments and its business operations. OppenheimerFunds, Inc., the Sub-Adviser, chooses the Fund’s investments and provides related advisory services. The Manager carries out its duties, subject to the policies established by the Fund’s Board, under an investment advisory agreement with the Fund that states the Manager’s responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Sub-Adviser has a sub-advisory agreement with the Manager and is paid by the Manager.
The Manager has been an investment adviser since 2012. The Sub-Adviser has been an investment adviser since 1960. The Manager and the Sub-Adviser are located at 225 Liberty Street, New York, New York 10281-1008.
Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.80% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million, 0.60% of the next $1.2 billion, 0.58% of the next $4.0 billion, and 0.56% of average annual net assets in excess of $6.0 billion, calculated on the daily net assets of the Fund. Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of the investment advisory services. The Fund’s advisory fee for the fiscal year ended October 31, 2018 was 0.71% of average annual net assets, before any applicable waivers.
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The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. During the fiscal year ended October 31, 2018, those indirect expenses were less than 0.01% of average daily net assets and are therefore not shown in the fee table earlier in this prospectus.
The Fund’s annual operating expenses may vary in future years.
A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory arrangements with the Manager is available in the Fund’s Annual Report to shareholders for the fiscal year ended October 31, 2018.
Portfolio Managers. The Fund’s portfolio is managed by Laton Spahr, CFA, and Eric Hewitt, who are primarily responsible for the day-to-day management of the Fund’s investments. Mr. Spahr has been a Vice President and portfolio manager of the Fund and Mr. Hewitt has been a Vice President and co-portfolio manager of the Fund since March 2013.
Mr. Spahr has been a Senior Vice President of the Sub-Adviser since March 2013. Prior to joining the Sub-Adviser, he was a senior portfolio manager from 2003 to 2013 and an equity analyst from 2001 to 2002 for Columbia Management Investment Advisers, LLC. Mr. Spahr is a portfolio manager of other portfolios in the OppenheimerFunds complex.
Mr. Hewitt has been a Senior Portfolio Manager of the Sub-Adviser since January 2017 and a Vice President of the Sub-Adviser since March 2013. Prior to joining the Sub-Adviser, he was a product manager for Columbia Management Investment Advisers, LLC from 2012 to 2013. He was a senior equity analyst and portfolio manager with Diamondback/Harbor Watch Capital Management, LLC from 2009 to 2012 and a senior equity analyst and portfolio manager with AllianceBernstein LP from 1999 to 2009. Mr. Hewitt is a portfolio manager of another portfolio in the OppenheimerFunds complex.
The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.
14	Oppenheimer Mid Cap Value Fund

More About Your Account
About Your Account
Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of “financial intermediaries” that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisers, brokers, banks, trust companies, insurance companies and the sponsors of fund “supermarkets,” fee-based advisory or wrap fee-based programs. Financial intermediaries through which you purchase fund shares may impose policies and limitations that are different from those described in this prospectus or the Statement of Additional Information. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus or the Statement of Additional Information will depend on the policies, procedures and trading platforms of the financial intermediary. To be eligible for the share classes and/or shareholder privileges or services described in this prospectus or the Statement of Additional Information, you may need to open an account directly with the Fund. You should consult a representative of your financial intermediary for further information. In addition, the availability of the sales charge reductions and waivers discussed below will depend upon whether or not you purchase your shares through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of these reductions or waivers. Information on intermediaries’ variations from the reductions and waivers discussed below are disclosed in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers.” Your financial intermediary may also charge you fees or commissions in addition to those disclosed in this prospectus.

What Classes of Shares Does The Fund Offer? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class or identify your financial advisor, your investment will be made in Class A shares, unless you are an eligible employee (defined below) in which case your investment will be made in Class Y shares.
Class A Shares. If you buy Class A shares, you will pay an initial sales charge on investments up to $1 million for regular accounts unless you qualify for certain fee waivers. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in “About Class A Shares” below.
Class C Shares. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.00%, as described in “About Class C Shares” below.
Class R Shares. Class R shares are offered only to retirement plans and accounts at net asset value per share without an initial sales charge. If you buy Class R shares you will pay an ongoing asset-based sales charge. See “About Class R Shares” below.
Class Y Shares. Class Y shares are offered only to institutional investors, wrap fee-based programs, commissionable brokerage platforms that charge a transaction-based sales commission and eligible employees. See “About Class Y Shares” below.
Class I Shares. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $1 million or more and to service provider platforms. See “About Class I Shares” below.
Certain sales charge waivers may apply to purchases or redemptions of Class A or Class C shares. More information about those waivers is available below in “Sales Charge Waivers” and/or in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers,” or by visiting the OppenheimerFunds website at: www.oppenheimerfunds.com.
What is the Minimum Investment? You can buy most Fund share classes with a minimum initial investment of $1,000. For Class I shares the minimum initial investment is $1 million per account. The Class I share minimum initial investment is waived for service provider platforms. Reduced initial minimums are available for other share classes in certain circumstances, including, but not limited to, the following:
■	Traditional and Roth IRA accounts as well as Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500.
■	For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment.
The Fund, at its discretion, reserves the right to otherwise waive the minimum initial investment. There are no subsequent purchase minimums.
Minimum Account Balance. The minimum account balance on Fund accounts is $500, except for Class I shares. Small accounts may be redeemed by the Fund with 30 days’ notice if the value has fallen below $500.
The minimum account balance for Class I shares is $250,000. If a Class I account balance falls below $250,000, the account may be redeemed or converted into a Class Y share account. This minimum balance policy does not apply to Class I share accounts for which the minimum initial investment is waived.
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Choosing a Share Class. Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund’s operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, expenses such as the distribution or service fees will reduce the net asset value and the dividends on share classes that are subject to those expenses.
Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A shares, the effect of paying an initial sales charge on purchases of Class A shares may be less over time than the effect of the distribution fees on other share classes. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.
The discussion below is not intended to be investment advice or a recommendation, because each investor’s financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.
■	Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon, you should consider investing in Class C shares in most cases. That is because the effect of the initial sales charge on most Class A shares may be greater than the effect of the ongoing asset-based sales charge on Class C shares over the short-term. The Class C contingent deferred sales charge does not apply to redemptions of shares held for more than one year.
■	Investing for the Longer Term. If you have a longer-term investment horizon, Class A shares may be more appropriate in most cases. That is because the effect of the ongoing asset-based sales charge on Class C shares might be greater than the effect of the initial sales charge on Class A shares, regardless of the amount of your investment.
■	Amount of Your Investment. Your choice will also depend on how much you plan to invest. As your investment horizon increases and/or your eligibility for a reduced front-end sales charge applies, Class C shares might not be as advantageous as Class A shares with a sales charge. That is because the effect of the ongoing asset-based sales charge on Class C shares may be greater than the effect of the reduced front-end sales charge on Class A share purchases. For an investor who is eligible to invest in Class I shares, that share class will be the most advantageous. For other investors who invest $1 million or more or in other arrangements that qualify for a sales charge waiver, Class A shares will be more advantageous than Class C shares in most cases, no matter how long you intend to hold your shares.
Purchase orders from a single investor for more than $1 million of Class C shares will not normally be accepted. Financial intermediaries are responsible for determining the suitability of a particular share class for an investor.
Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.
How Do Share Classes Affect Payments to Your Financial Intermediary? The Class C contingent deferred sales charge and asset-based sales charge have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Sub-Adviser or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers’ accounts. For more information about those payments, see “Payments to Financial Intermediaries and Service Providers” below.
The Price of Fund Shares. Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.
Net Asset Value. The Fund calculates the net asset value of each class of shares based on the value of the Fund’s portfolio determined as of 4:00 p.m., Eastern time, on each day the New York Stock Exchange (the “NYSE”) is open for trading (referred to in this prospectus as a “regular business day”) except, if there is a NYSE scheduled early closing, the Fund will calculate its net asset value for each share class based on the value of the Fund’s portfolio determined as of the NYSE scheduled early closing time (the “Valuation Time”). The net asset value per share for each share class is determined by dividing the net assets of the class by the number of outstanding shares of that class.
The Fund’s securities generally trade on an exchange and are valued based on the official closing price of each security’s principal exchange, or if not available, at the last sale price or fair value, as described below.
16	Oppenheimer Mid Cap Value Fund

Fair Value Pricing. If the investment adviser determines that a value for any of the Fund’s assets is not readily available or the value normally obtained for it, such as from a pricing service, is not reliable when the Fund’s net asset value is to be calculated, the investment adviser will determine a fair value for the asset in good faith, pursuant to valuation procedures for the Fund adopted by the Board, and will incorporate that fair value in its net asset value calculation. These fair value determinations are intended to reflect values for the Fund’s assets that the investment adviser and the Board believe to be more reliable. However, the Fund’s fair value determinations involve subjective judgments and there can be no assurance that the Fund will receive the fair value assigned to a security if it were to sell the security. Fair value determinations are subject to review, approval or ratification by the Board at its next scheduled meeting, or more frequently if necessary, after the fair valuations are determined.
The Board has delegated the day-to-day responsibility for fair value determinations to the investment adviser who has established a valuation committee to oversee those responsibilities. In determining whether a value is not readily available or reliable, the investment adviser monitors the information it receives in the ordinary course of its investment management responsibilities to identify significant events that the investment adviser believes, in good faith, will affect the value of the investment. Those may include, but are not limited to, information or events affecting or related to specific issuers, securities, or markets; consideration of recent transactions in comparable securities; price movements in futures contracts, appropriate market indices, ADRs or exchange-traded funds; the bid/ask quotes of brokers; or other market or trading trends or information.
Fair Value Pricing of Foreign Securities. Many foreign markets close hours before the Fund values its foreign investments. As a result, significant events, including events affecting a specific issuer or security, broad market movements or volatility that occurs in U.S. markets after the close of foreign securities markets, may occur during that time that could affect the values of foreign securities held by the Fund. The Fund uses fair value pricing more frequently for foreign securities to take those factors into account. Because some foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot buy or redeem Fund shares.
About Class A Shares. Class A shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below and in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers.”
The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by the Distributor or paid to your broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. There is no initial sales charge on Class A purchases of $1 million or more, but a contingent deferred sales charge (described below) may apply.
Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $25,000	5.75%	6.10%	4.75%
...
$25,000 or more but less than $50,000	5.50%	5.82%	4.75%
...
$50,000 or more but less than $100,000	4.75%	4.99%	4.00%
...
$100,000 or more but less than $250,000	3.75%	3.90%	3.00%
...
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
...
$500,000 or more but less than $1 million	2.00%	2.04%	1.60%
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

Reduced Class A Sales Charges. Under a “Right of Accumulation” or a “Letter of Intent” you may be eligible to buy Class A shares of the Fund at the reduced sales charge rate that would apply to a larger purchase. Purchases of “qualified shares” of the Fund and certain other Oppenheimer funds may be added to your Class A share purchases for calculating the applicable sales charge.
Except as noted below, Class A and Class C shares of the Oppenheimer funds listed in the Fund’s Statement of Additional Information under the heading “The Oppenheimer Funds” (including shares of the Fund), and Class A and Class C units owned in adviser sold college savings programs, for which an affiliate of the Manager or the Distributor serves as the “Program Manager” or “Program Distributor” are “qualified shares” for satisfying the terms of a Right of Accumulation or a Letter of Intent. Purchases made by reinvestment of dividend or capital gain distributions are “qualified shares” for satisfying the terms of a Right of Accumulation, but are not “qualified shares” for satisfying the terms of a Letter of Intent. Purchases of Class R, Class Y or Class I shares of Oppenheimer funds, purchases under the “reinvestment privilege” described below, and purchases of Class A shares of Oppenheimer Government Money Market Fund or Oppenheimer Government Cash Reserves on which a sales charge has not been paid do not count as “qualified shares” for Right of Accumulation or Letter of Intent purposes. The Fund reserves the right to modify or to cease offering these programs at any time.
■	Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of qualified shares that you and your spouse currently own, and other
Oppenheimer Mid Cap Value Fund	17

qualified share purchases that you are currently making, to the value of your Class A share purchase of the Fund. The value of the qualified shares you currently own is based on the greater of their current offering price or the amount you paid for the shares. For purposes of calculating that value, only the value of shares owned as of December 31, 2007 and any shares purchased subsequently will be taken into consideration. The value of any shares that you have redeemed will not be counted. In totaling your holdings, you may count shares held in:
■	your individual accounts (including IRAs, 403(b) plans and eligible college savings programs),
■	your joint accounts with your spouse,
■	accounts you or your spouse hold as trustees or custodians on behalf of children who are minors.
A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).
You must provide information about your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase.
To count shares held in accounts at other firms, you may be requested to provide a copy of account statements showing your current qualified share holdings. The values of the qualified share holdings you provided will be retained and the Right of Accumulation applied to future purchases, until any subsequent changes in those qualified share holdings are reported. Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation.
■	Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Fund. A Letter of Intent is a written statement of your intention to purchase a specified value of qualified shares over a 13-month period. The total amount of your intended purchases in the same types of accounts identified above under “Right of Accumulation” will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify your financial intermediary of any qualifying college savings program purchases or purchases through other financial intermediaries.
Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. Shares equal in value to 2% of the intended purchase amount will be held in escrow for this purpose. Please refer to “How to Buy Shares – Letter of Intent” in the Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.
Class A Contingent Deferred Sales Charge. Although there is no initial sales charge on Class A purchases of shares of one or more of the Oppenheimer funds totaling $1 million or more, those Class A shares may be subject to a 1.00% contingent deferred sales charge if they are redeemed within an 18-month “holding period” measured from the date of purchase (except as described in “Sales Charge Waivers” below and in the appendix to this prospectus titled “Special Sales Charge Arrangements and Waivers”). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption. The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions.
The Distributor pays concessions from its own resources equal to 0.75% of Class A purchases of $1 million or more (other than purchases by certain group omnibus retirement plans) plus advances the service fee for those purchases. The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.
About Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a 12 month “holding period” measured from the date of purchase, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. Class C shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class C contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.
About Class R Shares. Class R shares are offered only to retirement plans and accounts. Class R shares are sold at net asset value per share without an initial sales charge. Class R shares are subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.25%. See “Distribution and Service (12b-1) Plans” in this prospectus for more information. See “Class R Share Availability” in the Statement of Additional Information for eligibility requirements.
About Class Y Shares. Class Y shares are not available directly to individual investors, except for eligible employees (defined below). Class Y shares are sold at net asset value per share without an initial sales charge, and are available only to:
■	Wrap fee-based programs and fee-based clients of a broker, dealer, registered investment advisor or other financial intermediary;
■	Commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a transaction-based commission outside of the Fund;
18	Oppenheimer Mid Cap Value Fund

■	“Institutional investors” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement and deferred compensation plans; retirement plan platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices; and
■	Eligible employees, which are present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An institutional investor or financial intermediary that buys Class Y shares for its customers’ accounts may impose charges on those accounts that are not described in this prospectus or the Statement of Additional Information. The procedures for buying, selling, exchanging and transferring the Fund’s other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.
Individual shareholders who hold Class Y shares through retirement plans or financial intermediaries will not be eligible to hold Class Y shares outside of their respective retirement plan or financial intermediary platform.
About Class I Shares. Class I shares are sold at net asset value per share without a sales charge and are only available to eligible institutional investors. To be eligible to purchase Class I shares, an investor must:
■	be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans; service provider platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices;
■	make a minimum initial investment of $1 million or more per account (waived for service provider platforms); and
■	trade through an omnibus, trust, trust networked or similar pooled account.
Class I shares are not available directly to individual investors. Individual shareholders who purchase Class I shares through a financial intermediary or service provider platform will not be eligible to hold Class I shares outside of their respective financial intermediary or service provider platform.
The minimum account balance for Class I shares is $250,000. If a Class I account balance falls below $250,000, the account may be redeemed or converted into a Class Y share account. This minimum balance policy does not apply to Class I share accounts for which the minimum initial investment is waived.
An institutional investor that buys Class I shares for its customers’ accounts may impose charges on those accounts that are not described in this prospectus or the Statement of Additional Information. Most of the special account features available to investors buying, selling, exchanging and transferring the Fund’s other share classes do not apply to Class I shares.
The Fund, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or sub-advised by the Manager or an affiliate of the Manager, and for certain investors otherwise eligible that provide investment products that reference Class I shares of the Fund as the underlying security.
No operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” will be paid with respect to Class I shares.
Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in “Sales Charge Waivers” below and in the “Special Sales Charge Arrangements and Waivers” appendix to this prospectus. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.
A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:
■	any increase in net asset value over the initial purchase price,
■	shares purchased by the reinvestment of dividends or capital gains distributions, or
■	shares eligible for a sales charge waiver (see “Sales Charge Waivers” below).
The Fund redeems shares in the following order:
■	shares acquired by the reinvestment of dividends or capital gains distributions,
■	other shares that are not subject to the contingent deferred sales charge, and
■	shares held the longest during the holding period.
You are not charged a contingent deferred sales charge when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange your shares within the applicable holding period, your original holding
Oppenheimer Mid Cap Value Fund	19

period will carry over to the shares you acquire, even if the new fund has a different holding period. The contingent deferred sales charge applicable to the share class of the Oppenheimer fund you exchange into will apply to the acquired shares.
Sales Charge Waivers. The Fund and the Distributor offer the following opportunities to purchase shares without front-end or contingent deferred sales charges. Additional waivers and discounts, other than those listed immediately below, may be offered to clients of certain financial intermediaries. Such intermediary-specific waivers and discounts are described in the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”
Class A Sales Charge Waivers
Class A shares purchased in certain circumstances described below are not subject to Class A sales charges (and no concessions are paid by the Distributor on such purchases):
■	Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
■	Exchanges by a financial intermediary of Class Y shares for Class A shares of the same fund in connection with a change in account type or otherwise in accordance with the intermediary’s policies and procedures that renders a shareholder ineligible for Class Y shares. The availability of this sales charge waiver depends on the policies, procedures and trading platforms of an intermediary.
■	Exchanges of Shares. There is no sales charge on exchanges of shares except for Class A shares of Oppenheimer Government Money Market Fund or Oppenheimer Government Cash Reserves on which you have not paid a sales charge.
■	Reinvestment Privilege. There is no sales charge on reinvesting the proceeds from redemptions of Class A shares that occurred within the previous three months if you paid an initial or contingent deferred sales charge on the redeemed shares. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.
■	Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
■	Purchases made with the reinvestment of loan repayments by a participant in a retirement plan if the participant previously paid a sales charge on those shares.
■	Purchases made in amounts of less than $5 for accounts held directly with the Transfer Agent.
■	Purchases by the Manager or its affiliates.
■	Purchases by present or former officers, directors, trustees and employees (and their “immediate families”) of the Fund, the Manager and its affiliates, and retirement plans established by the Manager or its affiliates for their employees. The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons and daughters in law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
■	Purchases by current employees and registered representatives (and their spouses) of any financial intermediaries if permitted by the intermediary’s policies. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser’s own account (or for the benefit of such employee’s spouse or minor children).
■	Purchases made through an advisory fee or wrap fee-based platform.
■	Purchases by group omnibus retirement plans under section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code.
■	Purchases by taxable accounts held directly with the Transfer Agent that are established with the proceeds of Required Minimum Distributions from retirement plans and accounts.
■	Rollover purchases in an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent made with the proceeds of a retirement plan distribution that was previously invested in an Oppenheimer fund.
■	Purchases by former shareholders of Atlas Strategic Income Fund for any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■	Purchases by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan for any Oppenheimer fund into which shareholders of Oppenheimer Main Street Fund may exchange if permitted by the intermediary’s policies.
■	Effective December 4, 2017, purchases made where there is no broker-dealer of record.
Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions
The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:
■	Involuntary redemptions of small accounts (please refer to “Minimum Account Balance,” in the applicable fund prospectus).
20	Oppenheimer Mid Cap Value Fund

■	For distributions from retirement plans and accounts, deferred compensation plans or other employee benefit plans for any of the following reasons, as applicable:
1.	Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established in an Oppenheimer fund.
2.	To return excess contributions.
3.	To return contributions made due to a mistake of fact.
4.	To make hardship withdrawals, except from IRAs, as defined in the plan.
5.	To make distributions required under a qualified domestic relations order described in Section 414(p) of the Internal Revenue Code or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
6.	To meet the minimum distribution requirements of the Internal Revenue Code.
7.	To make “substantially equal periodic payments” as described in Section 72(t) of the Internal Revenue Code.
8.	For loans to participants or beneficiaries except for loans from OppenheimerFunds-sponsored 403(b)(7) custodial plans or from Oppenheimer Single K plans.
9.	On account of the participant’s separation from service. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after separation from service in or after the year age 55 is attained.
10.	Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager).
11.	Distributions made on account of a plan termination or “in-service” distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent, if requested prior to plan termination or the elimination of the Oppenheimer funds as an investment option under the plan.
12.	Distributions from a participant’s account under an Automatic Withdrawal Plan after the participant reaches age 59 1⁄2, as long as the aggregate value of the distributions does not exceed 12% of the account’s value annually.
■	Redemptions of shares under an Automatic Withdrawal Plan for an account (other than a retirement plan) if the aggregate value of the redeemed shares does not exceed 12% of the account’s value annually.
Waivers of Class C Contingent Deferred Sales Charges
The Class C CDSC will be waived for redemptions of shares in the following cases:
■	Involuntary redemptions of small accounts (please refer to “Minimum Account Balance,” in the applicable fund prospectus).
■	Redemptions from accounts other than retirement plans following the death or disability of the last surviving shareholder or sole beneficiary of a trust. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Internal Revenue Code.
■	Redemptions of Class C shares of an Oppenheimer fund, requested in writing by a retirement plan sponsor and submitted more than 12 months after the retirement plan’s first purchase of Class C shares, if the redemption proceeds are invested to purchase Class R shares of one or more Oppenheimer funds.
■	Distributions from retirement plans and accounts, deferred compensation plans or other employee benefit plans for any of the following reasons, as applicable:
1.	Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established in an Oppenheimer fund.
2.	To return excess contributions.
3.	To return contributions made due to a mistake of fact.
4.	To make hardship withdrawals, except from IRAs, as defined in the plan.
5.	To make distributions required under a qualified domestic relations order described in Section 414(p) of the Internal Revenue Code or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
6.	To meet the minimum distribution requirements of the Internal Revenue Code.
7.	To make “substantially equal periodic payments” as described in Section 72(t) of the Internal Revenue Code.
8.	For loans to participants or beneficiaries except for loans from OppenheimerFunds-sponsored 403(b)(7) custodial plans or from OppenheimerFunds Single K plans.
9.	On account of the participant’s separation from service. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after separation from service in or after the year age 55 is attained.
10.	Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager).
Oppenheimer Mid Cap Value Fund	21

11.	Distributions made on account of a plan termination or “in-service” distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent, if requested prior to plan termination or the elimination of the Oppenheimer funds as an investment option under the plan.
12.	For distributions from a participant’s account under an Automatic Withdrawal Plan after the participant reaches age 59 1⁄2, as long as the aggregate value of the distributions does not exceed 10% of the account’s value annually.
■	Redemptions of Class C shares under an Automatic Withdrawal Plan from an account other than a retirement plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.
■	Redemptions of shares sold to the Manager or its affiliates.
■	Redemptions of shares issued in plans of reorganization to which the Fund is a party.
■	Effective December 4, 2017, conversions to Class A share accounts requested by current investors who no longer have a broker-dealer of record for an existing Class C share account.
A description of available sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website at www.oppenheimerfunds.com and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for one of those waivers at the time you submit your purchase order or redemption request.
DISTRIBUTION AND SERVICE (12b-1) PLANS
Distribution and Service Plan for Class A Shares. The Fund has adopted a distribution and service plan for Class A shares. The plan provides for the Fund to pay the Distributor an asset-based sales charge calculated at an annual rate of 0.25% of the daily net assets of Class A. However, the Fund’s Board has currently set that rate at zero. The Fund pays a service fee under the plan calculated at an annual rate of 0.25% of the Class A daily net assets. The Distributor currently uses all of the Class A service fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally pays intermediaries the service fee in advance for the first year after shares are purchased and then pays that fee periodically. Because the service fee is paid out of the Fund’s assets on an ongoing basis, over time it will increase the cost of your investment.
Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans for Class C and Class R shares to pay the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Fund pays the Distributor an asset-based sales charge for Class C shares calculated at an annual rate of 0.75% of the daily net assets of that class and for Class R shares calculated at 0.25% of the daily net assets of that class. The Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class C and Class R shares. Altogether, these fees increase the Class C shares annual expenses by 1.00% and increase the Class R shares annual expenses by 0.50%, calculated on the daily net assets of the applicable class. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.
Use of Plan Fees: The Distributor uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class C or Class R shareholders in the applicable share class. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.
Class C Shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee that the Distributor pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. For Class C share purchases in certain omnibus group retirement plans, the Distributor pays the intermediary the asset-based sales charge during the first year instead of paying a sales concession at the time of purchase. The Distributor pays the service fees it receives on those shares to the intermediary for providing shareholder services to those accounts. See the Statement of Additional Information for exceptions to these arrangements.
Class R Shares: For all new purchases of Class R shares, the Distributor pays intermediaries a 0.25% service fee and a 0.25% asset based sales charge on an ongoing basis.
For certain Class R shares of Oppenheimer funds purchased prior to July 1, 2014, the Distributor paid financial intermediaries 1.00% of the purchase price at the time of sale. For those shares, the Distributor retained the service fee for the first year, paying intermediates the service fee thereafter, and retains the asset-based sales charge on Class R shares on an ongoing basis.
Payments to Financial Intermediaries and Service Providers. The Sub-Adviser and/or the Distributor, Transfer Agent and/or Sub-Transfer Agent, at their discretion, may also make payments to broker-dealers, other financial intermediaries or to service providers for some or all of the following services: distribution, promotional and marketing support, operational and recordkeeping, sub-accounting, networking and administrative services.
The types of financial intermediaries that may receive compensation for providing such services include, but are not limited to, broker-dealers, financial advisors, registered investment advisers, sponsors of fund “supermarkets,” sponsors of
22	Oppenheimer Mid Cap Value Fund

fee-based advisory or wrap fee-based programs, sponsors of college and retirement savings programs, banks, trust companies, retirement plan or qualified tuition program administrators, third party administrators, financial intermediaries that offer products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.
Payments for distribution or promotional and marketing support are made out of the Sub-Adviser’s and/or the Distributor’s own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Manager for sub-advisory services on behalf of the Fund. Such payments, which may be substantial, are paid to financial intermediaries who perform services for the Sub-Adviser, and/or the Distributor, and are in addition to payments made pursuant to an applicable 12b-1 plan. Such payments are separate from any commissions the Distributor pays to financial intermediaries out of the sales charges paid by investors.
Payments for distribution-related expenses and asset retention items, paid by the Sub-Adviser or the Distributor, such as marketing or promotional expenses, are often referred to as “revenue sharing.” Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give a financial intermediary an incentive to cooperate with the Distributor’s marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the financial intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Sub-Adviser or Distributor may reimburse expenses, including, but not limited to, educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Sub-Adviser or Distributor does not consider a financial intermediary’s sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.
Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the financial intermediary, sales of Fund shares, the redemption rates on accounts of clients of the financial intermediary or overall asset levels of Oppenheimer funds held for or by clients of the financial intermediary, the willingness of the financial intermediary to allow the Distributor to provide educational and training support for the financial intermediary’s sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the financial intermediary’s sales system, as well as the overall quality of the services provided by the financial intermediary. The Sub-Adviser and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Sub-Adviser or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Sub-Adviser and Distributor benefit from the incremental management and other fees they receive with respect to those assets.
Payments may be made by the Transfer Agent or Sub-Transfer Agent to financial intermediaries to compensate or reimburse them for services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, operational and recordkeeping and other administrative services. These payments are made out of the Transfer Agent’s or Sub-Transfer Agent’s own resources and/or assets, including from the revenues or profits derived from the transfer agency fees the Transfer Agent receives from the Fund. Financial intermediaries that may receive these fees for providing services may include, but are not limited to, retirement plan administrators, qualified tuition program sponsors, banks and trust companies, broker-dealers, and insurance companies that offer variable annuity or variable life insurance products, and other financial intermediaries. These fees may be used by the financial intermediary to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.
Payments made by the Sub-Adviser, and/or the Distributor, the Transfer Agent and Sub-Transfer Agent are not reflected in the tables in the “Fees and Expenses of the Fund” section of this prospectus because they are not paid by the Fund.
Financial intermediaries will not receive any operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” for Class I shares.
The Statement of Additional Information contains more information about revenue sharing payments made by the Sub-Adviser and/or Distributor and operational and recordkeeping, networking and sub-accounting payments made by the Transfer Agent and/or Sub-Transfer Agent. Your broker-dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Sub-Adviser, Distributor, Transfer Agent or Sub-Transfer Agent, or any other fees or expenses it charges.
How to Buy, Sell and Exchange Shares
Buying Shares. You can buy shares in several ways as described below. Your order must be received in proper form before the Valuation Time for you to receive that day’s offering price. If your order is received on a day other than a regular business day or after the Valuation Time, the order will receive the next offering price that is determined. To be in proper
Oppenheimer Mid Cap Value Fund	23

form, your purchase order must comply with the procedures described below. If you submit a purchase request without designating which Oppenheimer fund you wish to invest in or if the selected Oppenheimer fund or share class is no longer offered, your investments will be made into Class A shares of Oppenheimer Government Money Market Fund. This does not apply to purchases by or for certain retirement plans or accounts. A purchase order for the Fund’s shares may be rejected for any reason.
Buying Shares Through a Financial Intermediary. You can buy shares through any financial intermediary that has a selling agreement in place with the Distributor. Your financial intermediary will place your order on your behalf and may charge a fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for your account. When buying shares through a financial intermediary, you may not be eligible to purchase certain share classes offered by the Fund or benefit from certain policies and procedures described herein as your eligibility may be dependent upon the policies and procedures of such financial intermediary. In addition, financial intermediaries may have different policies and procedures regarding the availability of the sales charge reductions and waivers described herein and disclosed in the appendix titled “Special Sales Charge Arrangements and Waivers.”
Buying Shares Without Using a Financial Intermediary. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares without using a financial intermediary (without designating a broker-dealer as described below), complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to Oppenheimer funds at the address shown on the back cover of this prospectus. No share class other than Class A may be purchased by a new (non-institutional) investor without designating a broker-dealer.
If you do not designate a broker-dealer on your application or a current investor no longer has a broker-dealer of record for an existing account, the account will be held on behalf of the Fund(s) and, effective December 4, 2017, you will only be eligible to purchase Class A shares without a sales charge (and, for eligible institutional investors, Class Y or Class I shares). In the event a broker-dealer is thereafter designated by an investor, the Class A sales charge waiver privilege will be revoked for future purchases. For more information regarding undesignated investments, please call the number on the back cover of this prospectus.
■	Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay any losses from the cancellation of share purchase orders.
Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund’s best interest to do so.
Selling Shares. You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the Internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in “Payment Delays” below. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.
Redemption Price. Your shares will be redeemed at net asset value less any applicable sales charge or other fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day-to-day because the value of the securities in the Fund’s portfolio and the Fund’s expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.
Redemptions “In-Kind.” Shares may be “redeemed in-kind” under certain circumstances (such as a lack of liquidity in the Fund’s portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund’s portfolio on a pro-rata basis. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash. You may realize taxable capital gain when converting securities to cash.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.
Options for Receiving Redemption Proceeds
■	By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.
24	Oppenheimer Mid Cap Value Fund

■	By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.
■	By Wire. You can arrange to have redemption proceeds sent by Federal funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.
Payment Delays. Payment for redeemed shares is typically made within one business day after the Transfer Agent receives redemption instructions in proper form regardless of the payment method requested, but may be delayed for up to seven days as described below. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within two business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as five business days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal funds wire or certified check. Under the Investment Company Act of 1940, the Fund may suspend the right of redemption or postpone the date of payment for more than seven days in the following unusual circumstances:
■	during any period in which the NYSE is closed other than customary weekend and holiday closings or during any period in which trading on the NYSE is deemed to be restricted;
■	during any period in which an emergency exists, as a result of which (i) it is not reasonably practicable for the Fund to dispose of securities owned by it or (ii) it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or
■	during such other periods as the Securities and Exchange Commission may by order permit to protect Fund shareholders.
The Securities and Exchange Commission will determine the conditions under which trading shall be deemed to be restricted and the conditions under which an emergency shall be deemed to exist.
The Fund typically expects to use cash on hand to meet redemption requests under normal market conditions. However, to meet redemption requests during stressed market conditions, the Fund may be required to sell portfolio securities to raise cash or redeem shares “in-kind” if there is a lack of liquidity in the Fund’s portfolio. Additionally, the Fund participates in a revolving credit facility intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with atypical redemption activity.
The Oppenheimer Exchange Privilege. You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege, generally without the imposition of any sales charges. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. You can obtain a list of the Oppenheimer funds that are currently available for exchanges by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days’ notice of any material change in the exchange privilege unless applicable law allows otherwise.
Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:
■	Shares of the fund selected for exchange must be available for sale in your state of residence.
■	The selected fund and share class must offer the exchange privilege.
■	You must meet the minimum purchase requirements for the relevant class of the selected fund.
■	Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
■	Before exchanging into a fund, you should obtain its prospectus and should read it carefully.
Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor’s shares in an “omnibus” or “street name” account) receives an exchange request that conforms to these policies. The request must be received before the Valuation Time on that day in order to receive that day’s net asset value on the exchanged shares. For requests received after the Valuation Time the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either the fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.
Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund for shares of another Oppenheimer fund is considered a sale of those Fund shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.
Oppenheimer Mid Cap Value Fund	25

Frequent Purchase and Exchange Limitations
The Board has adopted a policy to discourage and seek to limit or eliminate frequent purchases or exchanges of shares of the Fund by shareholders or authorized broker-dealer representatives of shareholders, in order to prevent the negative impacts, if any, that this activity may impose on other shareholders of the Fund. Negative impacts may include, without limitation, interference with portfolio management, increased taxes on portfolio securities, diminishment of Fund performance due to the need to sell portfolio securities at less favorable prices, increases in portfolio and administrative transaction costs resulting from large volumes of frequent purchase or exchange activity, and the possible dilution of Fund yields as a result of such activity. In addition, the Fund investing in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Fair Value Pricing” in this prospectus.
There is no guarantee that this policy will be sufficient to identify and prevent all frequent purchases or exchanges that may have negative impacts to the Fund. In addition, the implementation of the Fund’s policy involves judgments that are inherently subjective and involve some selectivity in their application. The Fund, however, seeks to make judgments that are consistent with the interests of the Fund’s shareholders. No matter how the Fund defines frequent purchases or exchanges, other purchases and sales of Fund shares may have adverse effects on the management of the Fund’s portfolio and its performance. Additionally, due to the complexity and subjectivity involved in identifying certain frequent trading and the volume of Fund shareholder transactions, there can be no guarantee that the Fund will be able to identify violations of the policy or to reduce or eliminate all detrimental effects of frequent purchases or exchanges.
The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.
Right to Refuse Any Purchase and/or Exchange Orders. The Fund may refuse, or cancel as permitted by law, any purchase or exchange order in its discretion for any reason at any time, and is not obligated to provide notice before rejecting or canceling an order. If a shareholder has engaged in purchases and redemptions of shares that would have been prohibited had the activity been attempted as an exchange, that shareholder may be prohibited from purchasing new Fund shares unless the Fund determines that such activity is not frequent trading activity.
Right to Terminate or Suspend Account Privileges. The Fund may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy described in this prospectus. As part of the Fund’s policy to detect and deter frequent purchases and exchanges, the Fund may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Fund may send a written warning to a shareholder that it believes may be engaging in disruptive or excessive trading activity; however, the Fund reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Fund determines, in the exercise of its discretion, has engaged in such trading activity.
Omnibus Accounts. Underlying shareholder or account data, including individual transactions, in “omnibus” or “street name” accounts (“omnibus accounts”) in the name of a broker-dealer or other financial intermediaries are often not disclosed to the Fund, which may make it difficult for the Fund to monitor for frequent trading activity. Financial intermediaries holding omnibus accounts where underlying shareholder or account data is not disclosed to the Fund will, generally, enter into written agreements which require the financial intermediaries to provide such data at the Fund’s request. Overall purchase and redemption activity in omnibus accounts will be monitored to identify patterns which may suggest frequent trading by the underlying owners. Financial intermediaries will be required to apply the Fund’s policy in addition to their own frequent trading controls. For financial intermediaries, the Fund will request individual account or transaction information, and based on the information and data it receives, will apply its policy to review transactions that may constitute frequent purchase or exchange activity. The Fund may prohibit, in its sole discretion, purchases or exchanges of Fund shares by a financial intermediary or by some or all of its clients.
30-Day Exchange Limit. In addition to the discretionary ability to limit or reject any order to purchase or exchange shares of the Fund at any time, if a shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be “blocked” from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if the Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be “blocked” from further exchanges for 30 calendar days, subject to the exception described below. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange and assuming no exception applied, the full account balance ($12,000 in this example) would be blocked from exchanges into another fund for a period of 30 calendar days.
26	Oppenheimer Mid Cap Value Fund

Exceptions to 30-Day Exchange Limit
■	Exchanges Into Money Market Funds. A shareholder will be permitted to exchange shares of the Fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the Fund during the prior 30 days. Exchanges from that money market fund into another fund will be monitored for excessive activity and the Fund may limit or refuse any exchange order from a money market fund in its discretion pursuant to this policy.
■	Dividend Reinvestments and Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of shares from one share class to another class within the same fund will not be considered exchanges for purposes of imposing the 30-day limit.
■	Asset Allocation Programs. Investment programs by Oppenheimer “funds of funds” that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves and execute an acknowledgement and agreement to abide by these policies with respect to their customers’ accounts. “On-demand” exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.
■	Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day exchange limit as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.
■	Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.
Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section “How to Exchange Shares” in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections “Contingent Deferred Sales Charge” and “Sales Charge Waivers” in this prospectus.
Submitting Share Transaction Requests. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary’s representative of record for the account, unless that authority has been revoked. Class Y and Class I share transactions may only be submitted in writing, by fax, by phone through a service representative, or through an investor’s designated financial intermediary.
Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.
You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.
The following policies apply to internet and telephone transactions:
■	Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.
■	Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.
■	Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, are limited to $100,000, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 15 days of changing the address on an account.
■	Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are limited to $100,000.
■	Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.
■	Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.
The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.
The Transfer Agent maintains physical, electronic and procedural safeguards that are reasonably designed to protect your personal account information. It is important that you do your part to keep your account information private and to prevent
Oppenheimer Mid Cap Value Fund	27

unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others. We advise you not to send personal or account information to us in non-secure emails. Instead, you are encouraged to take advantage of the secure features of our website to encrypt your email correspondence. The Transfer Agent, its affiliates, and the Fund are not responsible for any account losses incurred as a result of fraud if they have reason to believe that the person transacting business on an account is authorized to do so. By completing the terms of online registration to access an account through the OppenheimerFunds website, you waive any right to reclaim any losses from the Transfer Agent, its affiliates, or the Fund incurred through fraudulent activity.
Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.
Purchases and Redemptions by Federal Funds Wire. Shares may be paid for by Federal funds wire. Redemption proceeds may also be transmitted by wire and are limited to $100,000. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, please call the number on the back cover of this prospectus to provide notification of the incoming wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, please call the number on the back cover of this prospectus.
Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:
■	The Fund’s name;
■	For existing accounts, the Fund account number (from your account statement);
■	For new accounts, a completed account application;
■	For purchases, a check payable to Oppenheimer funds;
■	For redemptions, any special payment instructions;
■	For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;
■	For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
■	For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
■	Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.
Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):
■	You wish to redeem more than $100,000;
■	The redemption check is not payable to all shareholders listed on the account statement;
■	The redemption check is not sent to the address of record on your account statement;
■	Shares are being transferred to a Fund account with a different owner or name; or
■	Shares are being redeemed by someone (such as an Executor) other than the owners.
Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:
■	a U.S. bank, trust company, credit union or savings association,
■	a foreign bank that has a U.S. correspondent bank,
■	a U.S. registered dealer or broker in securities, municipal securities or government securities, or
■	a U.S. national securities exchange, a registered securities association or a clearing agency.
Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus. However, requests that require a signature guarantee may not be submitted by fax.
Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has an agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.
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Intermediaries that perform account transactions for their clients by participating in “Networking” through the National Securities Clearing Corporation are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.
Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent’s judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.
AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:
■	transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.
■	have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.
AccountLink privileges should be requested on your account application or on your broker-dealer’s settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary’s representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more information.
Asset Builder Plans. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.
To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the “Asset Builder Plan” information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent.
The Transfer Agent may require a reasonable period after receipt of your instructions to implement any requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.
Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.
Retirement Plans. The Distributor offers a number of different retirement plans that individuals and employers can use. The procedures for buying, selling, exchanging and transferring shares, and the account features applicable to share classes offered to individual retirement plans and other account types, generally do not apply to shares offered through a group omnibus retirement plan. Purchase, redemption, exchange and transfer requests for a group omnibus retirement plan must generally be submitted by the plan administrator, not by plan participants. However, the time that transaction requests must be received in order to purchase, redeem or exchange shares at the net asset value calculated on any business day is the same for all share classes and plan types. The types of retirement plans that the Distributor offers include:
■	Individual Retirement Accounts (IRAs). These include traditional IRAs, Roth IRAs and rollover IRAs.
■	SIMPLE IRAs. These are Savings Incentive Match Plan for Employees IRAs for small business owners or self-employed individuals.
■	SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
■	403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
■	“Single K” Plans. These are 401(k) plans for self-employed individuals.
■	Qualified Plans. These plans are designed for businesses and self-employed individuals.
Class I shares are only available to plans that make an initial investment of $1 million or more (per account) or to service provider platforms.
Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund’s privacy policy to shareholders
Oppenheimer Mid Cap Value Fund	29

having the same last name and address on the Fund’s records. The consolidation of these mailings, called “householding,” benefits the Fund through lower printing costs and reduced mailing expense.
If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.
You may also choose to receive your account documents electronically via eDocs Direct. In order to sign up for eDocs Direct, you need to register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.
Dividends, Capital Gains and Taxes
Dividends and Distributions. The Fund intends to declare and pay dividends quarterly from its net investment income. The Fund may realize capital gains on the sale of portfolio securities, in which case it may also make distributions out of any net short-term or long-term capital gains quarterly. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.
Dividends and distributions are paid separately for each share class. The dividend distributions paid on Class A, Class Y and Class I shares will generally be higher than those on Class C and Class R shares, since the latter classes normally have higher expenses than Class A, Class Y and Class I shares.
Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:
■	Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
■	Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.
■	Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.
■	Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.
Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or reinvested in additional shares of the Fund or another Oppenheimer fund, are subject to Federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income (except as discussed below) and distributions from net long-term capital gains are taxable at the lower rate applicable to long-term capital gains no matter how long you have held your shares.
In the case of individuals and other non-corporate taxpayers, certain dividends (including certain dividends from foreign corporations) may be taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends may be eligible for the dividends-received deduction. To the extent the Fund’s distributions are paid from these types of dividends, and provided certain other Fund and shareholder level holding period requirements are satisfied, the Fund’s individual and non-corporate shareholders may be eligible to claim the reduced tax rate for the distributions and the Fund’s corporate shareholders may be eligible to claim the dividends-received deduction.
Under current law, any distribution of income attributable to qualified publicly traded partnership income or qualified real estate investment trust (“REIT”) dividends, if applicable, from the Fund’s investment in a qualified publicly traded partnership or REIT, if applicable, will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such qualified publicly traded partnership or REIT, if applicable, directly. Under proposed regulations, which are subject to change, “conduit” treatment of qualified REIT dividends will apply, subject to certain limitations, if applicable requirements are met. Such proposed regulations do not provide for analogous treatment of distributions attributable to qualified publicly traded partnership income. Technical correction legislation has been proposed to change this treatment, which may also be changed by future regulations.
A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund.
The Fund may be subject to foreign income taxes on income or gains from foreign securities. If at the end of the Fund’s fiscal year more than 50% of the Fund’s assets are invested in foreign securities, the Fund may make an election that would
30	Oppenheimer Mid Cap Value Fund

generally allow shareholders to take a credit or deduction for their share of such foreign taxes on their Federal income tax returns, subject to applicable limitations. If the Fund makes this election, shareholders must include in their income their share of the foreign taxes paid by the Fund.
After the end of each calendar year the Fund will send you and the Internal Revenue Service (“IRS”) statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.
The Fund intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to Federal income taxes on its income that it distributes to shareholders.
If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the ordinary income dividends paid to you (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. Certain distributions that are reported by the Fund as interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund’s distributions are derived from ordinary dividends, they will not be eligible for this exemption. In addition, under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays to certain foreign shareholders that fail to meet prescribed information reporting or certification requirements. Under proposed regulations, FATCA withholding on the gross proceeds of share redemptions and certain capital gain distributions, scheduled to take effect beginning January 1, 2019, has been eliminated. Such proposed regulations are subject to change.
Backup Withholding. Unless an exception applies, the Fund may be required to withhold U.S. Federal income tax on distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct social security number or taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Any amounts withheld may be credited against your U.S. Federal income tax liability.
Avoid “Buying a Distribution.” If you buy shares of the Fund before it makes a distribution, the distribution will generally be taxable to you even though it may actually be a return of a portion of your investment. You should consider whether you should purchase shares on or just before the ex-dividend date.
Remember, There May be Taxes on Transactions. Because the prices of the Fund’s shares fluctuate, you may have a capital gain or capital loss when you sell the shares or exchange them for shares of a different fund. The amount of such gain or loss is generally an amount equal to the difference between the price you paid for the shares and the amount received. Your ability to utilize capital losses may be subject to applicable limitations.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a return of capital to shareholders, which is generally non-taxable. The Fund will notify you if this occurs. In such a case, you would need to reduce the cost basis of your shares for tax purposes, which could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale or exchange of the shares. Any such distribution in excess of your cost basis in your shares will be treated as capital gain.
Cost Basis Reporting. The Fund is required to report to the IRS, and furnish to Fund shareholders, detailed “cost basis” and “holding period” information for Fund shares acquired on or after January 1, 2012 (“covered shares”) that are redeemed on or after that date. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the cost basis of such shares, (ii) the gross proceeds you received on the redemption and (iii) the holding period for the redeemed shares.
The default method for calculating the cost basis of covered shares is based on the average cost of all Fund shares you purchased on or after January 1, 2012 and prior to a particular redemption. If you and your financial or tax advisor determine another calculation method may be more beneficial for your individual tax situation, you may be able to elect another IRS-accepted method via the OppenheimerFunds website, www.oppenheimerfunds.com, or by notifying the Fund’s Transfer Agent in writing.
You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average cost basis.
This information is only a summary of certain U.S. Federal income tax information about your investment. You are encouraged to consult your tax advisor about the effect of an investment in the Fund on your particular tax situation and about any changes to the applicable law that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.
Financial Highlights
The Financial Highlights Table is presented to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and
Oppenheimer Mid Cap Value Fund	31

distributions). This information has been audited by KPMG LLP, the Fund’s independent registered public accounting firm. KPMG LLP’s report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
32	Oppenheimer Mid Cap Value Fund

Financial Highlights
Class A	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$58.99	$49.28	$46.44	$46.72	$42.63
Income (loss) from investment operations:
Net investment income[2]	0.29	0.17	0.24	0.24	0.36
Net realized and unrealized gain (loss)	(3.02)	9.76	2.83	(0.29)	4.25
Total from investment operations	(2.73)	9.93	3.07	(0.05)	4.61
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.21)	(0.22)	(0.23)	(0.23)	(0.52)
Distributions from net realized gain	(3.46)	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	(3.67)	(0.22)	(0.23)	(0.23)	(0.52)
Net asset value, end of period	$52.59	$58.99	$49.28	$46.44	$46.72

Total Return, at Net Asset Value[3]	(5.00)%	20.20%	6.62%	(0.13)%	10.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$801,597	$965,887	$920,277	$966,842	$1,104,252
Average net assets (in thousands)	$927,026	$986,140	$916,503	$1,085,463	$1,151,106
Ratios to average net assets:[4]
Net investment income	0.50%	0.31%	0.53%	0.49%	0.80%
Expenses excluding specific expenses listed below	1.17%	1.18%	1.19%	1.17%	1.18%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	1.17%	1.18%	1.19%	1.17%	1.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.17%[7]	1.17%	1.19%[7]	1.17%[7]	1.18%[7]
Portfolio turnover rate	71%	63%	34%	47%	51%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Less than 0.005%.
6.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	1.17%
Year Ended October 31, 2017	1.18%
Year Ended October 31, 2016	1.19%
Year Ended October 30, 2015	1.17%
Year Ended October 31, 2014	1.18%
7.	Waiver was less than 0.005%.
Oppenheimer Mid Cap Value Fund	33

Financial Highlights
Class C	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$49.20	$41.26	$39.00	$39.35	$35.83
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.12)	(0.20)	(0.09)	(0.11)	0.02
Net realized and unrealized gain (loss)	(2.46)	8.15	2.37	(0.24)	3.59
Total from investment operations	(2.58)	7.95	2.28	(0.35)	3.61
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)	(0.01)	(0.02)	0.00	(0.09)
Distributions from net realized gain	(3.46)	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	(3.47)	(0.01)	(0.02)	0.00	(0.09)
Net asset value, end of period	$43.15	$49.20	$41.26	$39.00	$39.35

Total Return, at Net Asset Value[3]	(5.72)%	19.30%	5.84%	(0.87)%	10.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$172,168	$220,394	$226,455	$253,446	$279,925
Average net assets (in thousands)	$204,959	$233,758	$233,067	$278,916	$283,792
Ratios to average net assets:[4]
Net investment income (loss)	(0.26)%	(0.44)%	(0.23)%	(0.26)%	0.05%
Expenses excluding specific expenses listed below	1.93%	1.93%	1.95%	1.92%	1.93%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	1.93%	1.93%	1.95%	1.92%	1.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.93%[7]	1.92%	1.95%[7]	1.92%[7]	1.93%[7]
Portfolio turnover rate	71%	63%	34%	47%	51%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Less than 0.005%.
6.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	1.93%
Year Ended October 31, 2017	1.93%
Year Ended October 31, 2016	1.95%
Year Ended October 30, 2015	1.92%
Year Ended October 31, 2014	1.93%
7.	Waiver was less than 0.005%.
34	Oppenheimer Mid Cap Value Fund

Financial Highlights
Class I	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$59.97	$50.10	$47.20	$47.49	$43.64
Income (loss) from investment operations:
Net investment income[2]	0.53	0.39	0.44	0.43	0.47
Net realized and unrealized gain (loss)	(3.06)	9.94	2.89	(0.27)	4.42
Total from investment operations	(2.53)	10.33	3.33	0.16	4.89
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.45)	(0.46)	(0.43)	(0.45)	(1.04)
Distributions from net realized gain	(3.46)	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	(3.91)	(0.46)	(0.43)	(0.45)	(1.04)
Net asset value, end of period	$53.53	$59.97	$50.10	$47.20	$47.49

Total Return, at Net Asset Value[3]	(4.61)%	20.69%	7.10%	0.31%	11.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,302	$2,522	$950	$788	$427
Average net assets (in thousands)	$4,067	$1,375	$803	$621	$178
Ratios to average net assets:[4]
Net investment income	0.91%	0.69%	0.93%	0.88%	1.02%
Expenses excluding specific expenses listed below	0.76%	0.75%	0.76%	0.73%	0.76%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	0.76%	0.75%	0.76%	0.73%	0.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.76%[7]	0.75%[7]	0.76%[7]	0.73%[7]	0.76%[7]
Portfolio turnover rate	71%	63%	34%	47%	51%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Less than 0.005%.
6.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:
Year Ended October 31, 2018	0.76%
Year Ended October 31, 2017	0.75%
Year Ended October 31, 2016	0.76%
Year Ended October 30, 2015	0.73%
Year Ended October 31, 2014	0.76%
7.	Waiver was less than 0.005%.
Oppenheimer Mid Cap Value Fund	35

Financial Highlights
Class R	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$56.61	$47.31	$44.59	$44.88	$40.87
Income (loss) from investment operations:
Net investment income[2]	0.13	0.04	0.13	0.12	0.23
Net realized and unrealized gain (loss)	(2.87)	9.36	2.71	(0.30)	4.09
Total from investment operations	(2.74)	9.40	2.84	(0.18)	4.32
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.11)	(0.10)	(0.12)	(0.11)	(0.31)
Distributions from net realized gain	(3.46)	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	(3.57)	(0.10)	(0.12)	(0.11)	(0.31)
Net asset value, end of period	$50.30	$56.61	$47.31	$44.59	$44.88

Total Return, at Net Asset Value[3]	(5.26)%	19.90%	6.38%	(0.38)%	10.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,089	$81,351	$82,661	$97,983	$125,703
Average net assets (in thousands)	$74,653	$84,193	$85,721	$114,811	$129,580
Ratios to average net assets:[4]
Net investment income	0.25%	0.07%	0.28%	0.25%	0.53%
Expenses excluding specific expenses listed below	1.42%	1.43%	1.45%	1.42%	1.45%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	1.42%	1.43%	1.45%	1.42%	1.45%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.42%[7]	1.42%	1.45%[7]	1.42%[7]	1.45%[7]
Portfolio turnover rate	71%	63%	34%	47%	51%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Less than 0.005%.
6.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	1.42%
Year Ended October 31, 2017	1.43%
Year Ended October 31, 2016	1.45%
Year Ended October 30, 2015	1.42%
Year Ended October 31, 2014	1.45%
7.	Waiver was less than 0.005%.
36	Oppenheimer Mid Cap Value Fund

Financial Highlights
Class Y	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$60.47	$50.52	$47.59	$47.88	$43.81
Income (loss) from investment operations:
Net investment income[2]	0.44	0.30	0.36	0.36	0.52
Net realized and unrealized gain (loss)	(3.09)	10.01	2.91	(0.30)	4.37
Total from investment operations	(2.65)	10.31	3.27	0.06	4.89
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.35)	(0.36)	(0.34)	(0.35)	(0.82)
Distributions from net realized gain	(3.46)	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	(3.81)	(0.36)	(0.34)	(0.35)	(0.82)
Net asset value, end of period	$54.01	$60.47	$50.52	$47.59	$47.88

Total Return, at Net Asset Value[3]	(4.77)%	20.47%	6.92%	0.12%	11.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103,522	$108,996	$61,964	$49,241	$50,323
Average net assets (in thousands)	$106,563	$91,745	$49,957	$51,876	$50,290
Ratios to average net assets:[4]
Net investment income	0.74%	0.53%	0.74%	0.73%	1.13%
Expenses excluding specific expenses listed below	0.93%	0.94%	0.95%	0.92%	0.84%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%
Total expenses[6]	0.93%	0.94%	0.95%	0.92%	0.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.93%[7]	0.93%	0.95%[7]	0.92%[7]	0.83%
Portfolio turnover rate	71%	63%	34%	47%	51%
1.	Represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Less than 0.005%.
6.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended October 31, 2018	0.93%
Year Ended October 31, 2017	0.94%
Year Ended October 31, 2016	0.95%
Year Ended October 30, 2015	0.92%
Year Ended October 31, 2014	0.84%
7.	Waiver was less than 0.005%.
Oppenheimer Mid Cap Value Fund	37

Appendix
Special Sales Charge Arrangements and Waivers
In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge (“CDSC”) that may apply to Class A or Class C shares of the Oppenheimer funds may be waived. The sales charge waivers and discounts discussed in the prospectus under “Sales Charge Waivers” are offered by the Fund and Distributor. However, the additional waivers and discounts set forth below may be offered to clients of specific financial intermediaries. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase or redemption of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. The financial intermediary-specific waivers and discounts shown below are only available to clients of those financial intermediaries specifically named in this appendix. Clients of other intermediaries may be eligible for the discounts and waivers listed in the prospectus under “Sales Charge Waivers,” but are not entitled to the waivers and discounts included in this appendix. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers and discounts. The waivers below apply to the extent the Fund offers the particular share class identified below. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.
Clients of financial intermediaries with self-directed brokerage accounts must check with their financial intermediary to determine if they are eligible for a particular waiver or discount.
Financial intermediary-specific sales charge waivers and/or discounts are implemented and administered by each financial intermediary. Please contact your financial intermediary for more information regarding the sales charge waivers and discounts available to you and to ensure that you understand the steps you must take to qualify for available waivers and discounts. Concessions are not paid by the Distributor unless otherwise noted below.
Sales Charge Reductions and Waivers Available Through Merrill Lynch
Class A Sales Charge Waivers (Concessions paid by Distributor*)
•	Purchases of Class A shares by retirement plans that have any of the following record-keeping arrangements:
1.	The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. (“Merrill Lynch”) on a daily valuation basis for the retirement plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by certain Merrill Lynch investment advisers, as specified by Merrill Lynch (a “Specified Merrill Lynch Investment Adviser”), that are made available under a Service Agreement between Merrill Lynch and the mutual fund’s principal underwriter or distributor, and (b) funds advised or managed by a Specified Merrill Lynch Investment Adviser (the funds described in (a) and (b) are referred to as “Applicable Investments”).
2.	The record keeping for the retirement plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
3.	The record keeping for a retirement plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
* However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
Waivers of Class C Sales Charges
Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information.
Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch
•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•	Shares purchased by or through a 529 Plan
•	Shares purchased through a Merrill Lynch affiliated investment advisory program
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
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•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
CDSC Waivers on A and C Shares Available at Merrill Lynch
•	Death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•	Return of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•	Shares acquired through a right of reinstatement
•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•	Breakpoints as described in this prospectus.
•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Class A Sales Charge Waivers Available Through Mass Mutual Retirement Services
•	Purchases in an OppenheimerFunds-sponsored Rollover IRA held directly with the Transfer Agent by clients of Mass Mutual Retirement Services.
Class A Sales Charge Waivers Available to Share Purchases through LPL Financial (“LPL”)
•	Shares purchased by clients of LPL who are accessing the Oppenheimer funds through LPL’s Mutual Fund Only Platform.
Class A Sales Charge Waivers Available at Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform will be eligible for the following Class A front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information.
•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs plans.
•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a
39

shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Class A Front-End Sales Charge Waivers Available at Morgan Stanley Wealth Management
Effective July 1, 2018, shareholders purchasing the Oppenheimer Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information.
•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•	Shares purchased through a Morgan Stanley self-directed brokerage account.
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Sales Charge Waivers Available at Raymond James & Associates, Inc., Raymond James Financial Services, Inc. & Raymond James affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•	Shares purchased in an investment advisory program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A and C shares available at Raymond James
•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan.
•	Return of excess contribution from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
40

•	Shares acquired through a right of reinstatement.
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation
•	Breakpoints as described in this prospectus.
•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of the fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
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Information and Services
Statement of Additional Information and Annual and Semi-Annual Reports. The Fund’s Statement of Additional Information and Annual and Semi-Annual Reports to shareholders provide additional information about the Fund’s investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s Statement of Additional Information and audited financial statements included in its most recent Annual Report dated October 31, 2018, including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated by reference into (are legally considered part of) this prospectus.
How to Request More Information
You can request the above documents, the notice explaining the Fund’s privacy policy, and other information about the Fund, without charge, by:
Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 6803 S. Tucson Way Centennial, CO 80112-3924
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com
Reports and other information about the Fund are available on the EDGAR database on the SEC’s website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC’s e-mail address: publicinfo@sec.gov.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Fund’s SEC File No.: 811-5225
SP0251.001.0219

Oppenheimer Mid Cap Value Fund
A series of Oppenheimer Quest for Value Funds

February 14, 2019
Statement of Additional Information
This document contains additional information about Oppenheimer Mid Cap Value Fund (the “Fund”) and supplements information in the Fund’s prospectus dated February 14, 2019.
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read together with the Fund’s prospectus. The Fund’s financial statements are incorporated by reference into this SAI from its most recent Annual Report. The Fund’s prospectus and most recent Annual Report may be obtained without charge, upon request, by writing to OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling OppenheimerFunds Services at the toll-free number shown below, or by downloading them from the OppenheimerFunds website at www.oppenheimerfunds.com.
NYSE Ticker Symbols
Class A QVSCX	Class Y QSCYX
Class C QSCCX	Class I QSCIX
Class R QSCNX
Oppenheimer Mid Cap Value Fund6803 South Tucson Way, Centennial, Colorado 80112-39241.800.CALL OPP (225.5677)

Contents
About the Fund
1	Additional Information About the Fund’s Investment Policies and Risks
1	The Fund’s Main Investment Policies
3	Other Investments and Investment Strategies
21	Investment Restrictions
23	Disclosure of Portfolio Holdings
24	How the Fund is Managed
26	Board of Trustees and Oversight Committees
28	Trustees and Officers of the Fund
37	The Manager and the Sub-Adviser
41	Brokerage Policies of the Fund
43	Distribution and Service Arrangements
46	Payments to Financial Intermediaries
About Your Account
48	About Your Account
50	How to Buy Shares
54	How to Sell Shares
56	How to Exchange Shares
57	Distributions and Taxes
63	Additional Information About the Fund
Appendix
65	Ratings Definitions
Financial Statements
75	Financial Statements
To Summary Prospectus

Additional Information About the Fund’s Investment Policies and Risks
OFI Global Asset Management, Inc. (“OFI Global”), the Fund’s investment adviser, has retained OppenheimerFunds, Inc. (the “Sub-Adviser”) to choose the Fund’s investments and provide related advisory services to the Fund. The portfolio manager(s), who is responsible for the day-to-day management of the Fund’s portfolio, is employed by the Sub-Adviser unless indicated otherwise. In this Statement of Additional Information (“SAI”), references to the “Manager” mean OFI Global and the Sub-Adviser unless the context indicates otherwise or unless otherwise specified. Any references in this SAI to the “Investment Company Act” refer to the “Investment Company Act of 1940, as amended.” Prior to January 1, 2013, all references in this SAI to the “Sub-Adviser” refer to OppenheimerFunds, Inc. in its capacity as the Manager.
The investment objective, the principal investment policies and the principal risks of the Fund are described in the Fund’s prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund’s Sub-Adviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.
The composition of the Fund’s portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking to achieve its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.
The Fund’s Main Investment Policies
Common Stock. Common stock represents an equity ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund’s portfolio will be affected by changes in the stock markets. Market risk can affect the Fund’s net asset value per share, which will fluctuate as the values of the Fund’s portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.
Other factors can negatively affect a particular stock’s price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund can invest in securities of large companies and mid-cap companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.
Risks of Mid-Cap Companies. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time to realize a gain on an investment in a mid-cap company, if any gain is realized at all.
Value Investing. A value investing approach seeks stocks and other equity securities that appear to be temporarily undervalued because the market does not yet recognize its potential or the issuer is temporarily out of favor. Value investing looks for securities with low prices in relation to their real worth or future prospects in the hope that the prices will rise when other investors realize the intrinsic value of the securities.
Value investing uses research into an issuer’s underlying financial condition and prospects to identify potential investments. Some of the criteria that may be used are
•	Price/earnings ratio, which is a stock’s price divided by its earnings (or its long-term earnings potential) per share. A stock that has a price/earnings ratio lower than its historical range, or lower than the market as a whole or than similar companies, or lower than widely expected due to increased earnings potential, may offer an attractive investment opportunity.
1

•	Price/book value ratio, which is the stock price divided by the book value per share of the company.
•	Dividend yield, which is measured by dividing the annual dividend by the stock price per share.
•	Asset valuation, which compares the stock price to the value of the company’s underlying assets, including their projected value in the marketplace, their liquidation value and their intellectual property value.
•	Free Cash Flow Yield, which is an overall return evaluation ratio of a stock that standardizes the free cash flow per share a company is expected to earn against its market price per share.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a fund’s securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Foreign Securities. Foreign securities include equity and debt securities of issuers organized under the laws of countries other than the United States and debt securities issued or guaranteed by foreign governmental or by supra-national entities, such as the World Bank, or by their agencies or instrumentalities. They may also include securities of issuers (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Securities denominated in foreign currencies issued by U.S. companies may also be considered to be “foreign securities.” Foreign securities may be traded on foreign securities exchanges or in foreign over-the-counter markets.
Investing in foreign securities offers potential benefits that are not available from investing only in the securities of U.S. issuers. Those benefits include the opportunity to invest in a wider range of issuers, in countries with economic policies or business cycles that differ from those in the United States and in markets that often do not move parallel to U.S. markets. Because of these features, foreign investments may reduce portfolio volatility.
The percentage of assets allocated to foreign securities may vary over time depending on a number of factors, including the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of foreign financial markets, the interest rate climate in particular foreign countries, and the relationship of foreign currencies to the U.S. dollar. The investment adviser may analyze fundamental economic criteria, including for example: relative inflation levels and trends, growth rate forecasts, natural resources, reliance on particular industries, balance of payments status, interest rates, market conditions, currency values, international trading patterns, trade barriers, diplomatic developments, social and political factors, and economic policies.
The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.
Securities of foreign issuers that are represented by American Depository Receipts, or similar depository arrangements, or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for purposes of the Fund’s investment allocations, because they are not subject to many of the special considerations and risks that apply to foreign securities held and traded abroad.
Risks of Foreign Investing. Investments in foreign securities present risks and considerations not usually associated with investments in U.S. securities. Those may include:
•	a lack of public information about foreign issuers;
•	lower trading volume and less liquidity in foreign securities markets than in U.S. markets;
•	greater price volatility in foreign markets than in U.S. markets;
•	less government regulation of foreign issuers, exchanges and brokers than in the U.S.;
•	a lack of uniform accounting, auditing and financial reporting standards in foreign countries compared to those applicable to U.S. issuers;
•	fluctuations in the value of foreign investments due to changes in currency rates;
•	the expense of currency exchange transactions;
•	greater difficulties in pricing securities in foreign markets;
•	foreign government restrictions on investments by U.S. and other non-local entities;
•	higher brokerage commission rates than in the U.S.;
•	increased risks of delays in clearance and settlement of portfolio transactions;
•	unfavorable differences between the U.S. economy and some foreign economies;
•	greater difficulty in commencing and pursuing lawsuits or other legal remedies;
•	less regulation of foreign banks and securities depositories;
•	increased risks of loss of certificates for portfolio securities;
•	government restrictions on the repatriation of profits or capital or other currency control regulations;
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•	the possibility in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments;
•	the reduction of income by foreign taxes; and
•	potential for time-zone arbitrage.
Foreign investments are often denominated in currencies other than the U.S. dollar, which means that changes in the currency exchange rate will affect the value of those investments. Generally, when the U.S. dollar increases in value against a foreign currency, an investment denominated in that currency is worth less in U.S. dollars and when the U.S. dollar decreases in value against a foreign currency, an investment denominated in that currency is worth more in U.S. dollars. The Fund must compute its net asset value and its income in U.S. dollars and a change in the dollar value of a foreign currency will generally result in a change in the Fund’s net asset value or its investment income that is available for distribution to shareholders. Because a portion of the Fund’s investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. Foreign currency losses that occur after the Fund has distributed income may result in the Fund having made a distribution that was larger than its investment income during a particular fiscal period. In that case, the additional amount distributed would be classified as a return of capital to shareholders.
In the past, government policies have discouraged investments in certain foreign countries through economic sanctions, trade restrictions, taxation or other government actions. It is possible that such policies could be implemented in the future.
Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies (“PFICs”) are those foreign corporations which generate primarily “passive” income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a taxable year is passive income or if 50% or more of its assets during a taxable year are assets that produce, or are held to produce, passive income.
Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Investments in foreign mutual funds may be used to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment; however investments in foreign mutual funds are subject to limits under the Investment Company Act.
Other types of foreign corporations may also be considered PFICs if their percentage of passive income or passive assets exceeds the limits described above. Unless an election is made with respect to an investment in a PFIC, which election may not always be possible, income from the disposition of a PFIC investment and from certain PFIC distributions may be subject to adverse tax treatment. The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a regulated investment company itself to tax on certain income from PFIC shares. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Foreign corporations that are PFICs for federal tax purposes may not always be recognized as such or may not provide investors all information required to report, or make an election with respect to, such investment.
A foreign issuer will not be treated as a PFIC with respect to a shareholder if such issuer is a controlled foreign corporation for U.S. federal income tax purposes (“CFC”) and the shareholder holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the shareholder generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of a CFC’s income, whether or not the CFC distributes such shareholder’s share of such amounts to it. Under proposed regulations, such income will be considered “qualifying income” for purposes of a shareholder’s qualification as a regulated investment company only to the extent such income is timely distributed to that shareholder.
Additional risks of investing in other investment companies are described under “Investments in Other Investment Companies.”
Other Investments and Investment Strategies
Preferred Stock. Preferred stock are equity securities that have a dividend rate payable from the company’s earnings. Their stated dividend rate causes preferred stock to have some characteristics of debt securities. If interest rates rise, the fixed dividend on preferred stock may be less attractive and the price of those securities will likely decline. If interest rates fall, their price will likely increase.
Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require that all, or a portion of, any unpaid dividends must be paid before the issuer can pay dividends on its common stock. “Participating” preferred stock may be entitled to a larger dividend than the stated dividend in certain cases. “Auction rate” preferred stock has a dividend rate that is set by a Dutch auction process.
Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates fall.
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Preferred stock do not constitute a liability of the issuer and therefore do not offer the same degree of capital protection or assured income as debt securities. Preferred stock generally rank ahead of common stock and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.
Convertible Securities. Convertible securities are debt securities or preferred stocks that are convertible into the issuer’s common stock or other equity securities. While many convertible securities are considered to be mainly debt securities, certain convertible securities are regarded more as “equity equivalents” because of their conversion feature. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, and the security’s price will likely increase when interest rates fall and decrease when interest rates rise. If its conversion value exceeds its investment value, the security will generally behave more like an equity security. In that case, its price will tend to fluctuate with the price of the underlying common stock or other security.
Convertible debt securities, like other debt securities, are subject to credit risk and interest rate risk. Interest rate risk is the risk that when interest rates rise, the values of already-issued convertible debt securities generally fall. When interest rates fall, however, the values of already-issued convertible debt securities generally rise. Credit risk is the risk that the issuer of a security might not make principal or interest payments on the security when they are due. If the issuer fails to pay interest, the Fund’s income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall. The credit ratings of convertible securities generally have less impact on their price than the credit ratings of other debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore are subject to less risk than common stock in case of an issuer’s bankruptcy or liquidation.
For convertible securities that are considered to be “equity equivalents,” their credit quality generally has less impact on the security’s value than in the case of non-convertible debt securities. To determine whether convertible securities should be regarded as “equity equivalents,” a number of factors may be considered, including:
•	whether the convertible security can be exchanged for a fixed number of shares of common stock of the issuer or is subject to a “cap” or a conversion formula or other type of limit;
•	whether the convertible security can be exchanged at a time determined by the investor rather than by the issuer;
•	whether the issuer of the convertible securities has restated its earnings per share on a fully diluted basis (that is, as if all of the issuer’s convertible securities were converted into common stock); and
•	the extent to which the convertible security may participate in any appreciation in the price of the issuer’s common stock.
Convertible securities generally sell at a premium over the value of the common stock into which they could be converted. If the Fund buys a convertible security at a premium, and the underlying common stock does not appreciate as expected, the Fund might not realize a gain on the security or may experience a loss.
The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. However, convertible securities generally do not have the same potential for capital appreciation as the underlying stock and may not experience the same decline when the price of the underlying common stock declines. Convertible securities usually only decline to a level called their “investment value,” which is approximately the value of a similar non-convertible debt security.
Rights and Warrants. Rights and warrants may be purchased directly or may be acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than the price of the underlying security. Rights are similar to warrants, but normally have a shorter duration and are distributed directly by the issuer to its shareholders. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
The Fund can invest up to 5% of its total assets in rights and warrants, not including rights and warrants the Fund acquires as part of securities units or that are attached to other securities the Fund buys.
Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and
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may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short term, and may have very limited liquidity. It may take a substantial period of time to realize a gain on an investment in a small-cap company, if any gain is realized at all.
Investing in Small, Unseasoned Companies. These are companies that have typically been in operation for less than three years, including the operations of any predecessors. Because small, unseasoned companies may be less secure financially, they may rely on borrowing to a greater extent. In that case, they may be more susceptible to adverse changes in interest rates than larger, more established companies. Small, unseasoned companies may also offer fewer products and rely on fewer key personnel. Market or economic developments may have a significant impact on these companies and on the value of their securities. These companies may have a limited trading market and the prices of their securities may be volatile, which could make them difficult to sell in a short period of time at a reasonable price. If other investors that own the security are trading it at the same time, it may have a more significant effect on the security’s price than that trading activity would have on the security price of a larger company. Securities of smaller, newer companies are also subject to greater risks of default than those of larger, more established issuers. These securities may be considered speculative and could increase overall portfolio risks.
Risks of Developing and Emerging Markets. Emerging and developing markets may offer special opportunities for investing but, in addition to being subject to all the risks of foreign investing, also have greater risks than more mature foreign markets. Emerging and developing market countries may be subject to greater political, social and economic instability; have high inflation rates; experience unfavorable diplomatic developments; have less liquid securities markets with greater price volatility; have additional delays in the settlement of securities transactions; impose exchange controls; be subject to trade barriers; impose differential taxes on foreign investors; have a higher possibility of confiscatory taxes or the expropriation of assets; impose restrictions on direct investments or investments in issuers in particular industries; and lack developed legal or regulatory systems. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information about certain risks associated with emerging and developing markets is provided below.
•	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently, they have lower trading volume than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Therefore, prompt liquidation of substantial portfolio holdings may be difficult at times. As a result, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability.
•	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets. Settlements may also be delayed by operational problems. Securities issued by developing countries and by issuers located in those countries may be subject to extended settlement periods. Delays in settlement could result in temporary periods during which some assets are uninvested and no return is earned on those assets. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
•	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
•	Less Developed Governments and Economies. Developing or emerging market countries may have less developed legal and accounting systems, and their governments may also be more unstable than the governments of more developed countries. For example, governments of some developing or emerging market countries have defaulted on their bonds and there is the risk of this happening in the future. These countries may also have less protection of property rights than more developed countries. Developing or emerging market countries also may be subject to social, political or economic instability, and have greater potential for pervasiveness of corruption and crime, armed conflict, the adverse economic impact of civil war and religious or ethnic unrest. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may also be subject to greater potential difficulties in enforcing contractual obligations.
•	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Also, a government might impose temporary restrictions on remitting capital abroad if the country’s balance of payments deteriorates, or it might do so for other reasons. If government approval were delayed or refused, income or capital gains may not be able to be transmitted to the United States. Other government restrictions may include confiscatory
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taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, managed adjustments in relative currency values and other protectionist measures, and practices such as share blocking. Share blocking is the practice in certain foreign markets where voting rights related to an issuer’s securities are predicated on those securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. Such restrictions have the effect of prohibiting the purchase and sale of certain voting securities within a specified number of days before, and in certain instances, after a shareholder meeting. The share blocking period can last up to several weeks, typically terminating on a date established at the discretion of the issuer. Share blocking may prevent the Fund from buying or selling securities for a period of time. When shares are blocked, trades in such securities will not settle. Having a blocking restriction lifted can be difficult and onerous, with the particular requirements varying widely by country. In some countries, the block cannot be removed for the duration of time it is effective. Additionally, the imposition of restrictions on investments by foreign entities might result in less attractive investment opportunities or require the sale of existing investments. Investments in developing or emerging market countries may also be subject to greater risks relating to the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country.
•	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. Privatization programs may offer opportunities for significant capital appreciation, in the appropriate circumstances. However, in certain developing countries, the ability of foreign entities to participate in privatization programs may be limited by local law. Additionally, the terms on which a foreign entity might be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that privatization programs will be successful.
The Sub-Adviser will consider these factors when evaluating securities in these markets.
Debt Securities. Although the Fund invests mainly in equity securities, it can also invest in bonds, debentures and other debt securities. It is not anticipated that a significant amount of the Fund’s assets will be invested in debt securities. In general, debt securities are subject to the following risks:
•	Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities may, however, affect the value of Fund assets. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows.
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
•	Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, below-investment-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, investment-grade bonds. In making investments in debt securities, the investment adviser may rely to some extent on the ratings of national statistical rating organizations or it may use its own research to evaluate a security’s credit-worthiness. If securities purchased are unrated, they may be assigned a rating by the investment adviser in categories similar to those of a national statistical rating organization. There are no investment policies establishing specific maturity ranges for investments, and they may be within any maturity range (short, medium or long) depending on the investment adviser’s evaluation of investment opportunities available within the debt securities markets.
•	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that it might be difficult to sell them promptly at an acceptable price.
•	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where
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an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
•	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, it may be necessary to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
•	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. It may be necessary to reinvest the proceeds at a lower interest rate, reducing income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If these securities are purchased at a premium, accelerated prepayments on those securities could cause losses on a portion of the principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
•	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account were required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Following the financial crisis, the Federal Reserve sought to stabilize the economy by keeping the federal funds rate near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as “quantitative easing.” As the Federal Reserve has completed the tapering of its securities purchases pursuant to quantitative easing, it has recently raised interest rates on multiple occasions, and continues to consider future raises to the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
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Credit Ratings of Debt Securities. Ratings by ratings organizations such as Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch, Inc. (“Fitch”) represent the respective rating agency’s opinions of the credit quality of the debt securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality or indicative of market value risk. Debt securities that have the same maturity, coupon and rating may have different yields, while other debt securities that have the same maturity and coupon but different ratings may have the same yield. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
“Investment-grade” securities are those rated within the four highest rating categories of S&P’s, Moody’s, Fitch or another nationally recognized statistical rating organization (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). While securities rated within the fourth highest category by S&P’s (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Below-investment-grade securities (also referred to as “junk bonds”) are those rated below investment grade by the S&P, Moody’s, Fitch or other nationally recognized statistical rating organization or unrated securities the investment adviser believes are of comparable quality.
After the Fund buys a debt security, the security may cease to be rated or its rating may be reduced. Neither event requires the Fund to sell the security, but the investment adviser will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody’s, S&P, Fitch or another nationally recognized statistical rating organization change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use similar ratings as standards for investments in accordance with the Fund’s investment policies. The investment adviser continuously monitors the issuers of below-investment-grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.
A list of the rating categories of Moody’s, S&P, Fitch and other nationally recognized statistical rating organizations for debt securities is contained in an Appendix to this SAI.
Unrated Securities. Because the Fund may purchase securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market, which means that the Fund might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) are those rated below investment grade by S&P, Moody’s, Fitch or other nationally recognized statistical rating organization or unrated securities the investment adviser believes are of comparable quality. The investment adviser continuously monitors the issuers of below-investment-grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests. While below-investment-grade securities generally may have a higher yield than securities rated in the investment-grade categories, they are subject to increased risks. Below-investment-grade securities are considered to be speculative with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. The risks of below-investment-grade securities include:
•	Prices of below-investment-grade securities are subject to extreme price fluctuations, even under normal market conditions. Negative economic developments may have a greater impact on the prices of below-investment-grade securities than on those of investment-grade securities. In addition, the market values of below-investment-grade securities tend to reflect individual issuer developments to a greater extent than do the market values of investment-grade securities, which react primarily to fluctuations in the general level of interest rates.
•	Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. The issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of higher-grade securities. Below-investment-grade securities are vulnerable to adverse changes in the issuer’s industry and to general economic conditions. If the issuer experiences financial stress,
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it may not be able to pay interest and principal payments in a timely manner. The issuer’s ability to pay its debt obligations also may be lessened by specific issuer developments or the unavailability of additional financing. In the event of a default of an issuer of a below-investment-grade security, the Fund may incur expenses to the extent necessary to seek recovery or to negotiate new terms.
•	Below-investment-grade securities are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which could limit the Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. As a result, investors in below-investment-grade securities have a lower degree of protection with respect to principal and interest payments than do investors in investment-grade securities.
•	There may be less of a market for below-investment-grade securities and as a result they may be harder to sell at an acceptable price. Not all dealers maintain markets in all below-investment-grade securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for investment-grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many below-investment-grade securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. In addition, the trading volume for below-investment-grade securities is generally lower than that for investment-grade securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Fund may have difficulty disposing of certain below-investment-grade securities due to the limited number of investors in that sector of the market. When the secondary market for below-investment-grade securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Fund’s securities and judgment plays a more important role in determining such valuations.
•	Below-investment-grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. During times of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and finance them with securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them; the Fund may have to replace the securities with lower yielding securities, which could result in a lower return for the Fund.
•	Below-investment-grade securities markets may also react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. An increase in interest rates could severely disrupt the market for below-investment-grade securities. Additionally, below-investment-grade securities may be affected by legislative and regulatory developments. These developments could adversely affect the Fund’s net asset value and investment practices, the secondary market for below-investment-grade securities, the financial condition of issuers of these securities and the value and liquidity of outstanding below-investment-grade securities, especially in a thinly traded market.
These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
While securities rated “Baa” by Moody’s, “BBB” by S&P or Fitch, or the similar category by the investment adviser if an unrated security, are investment grade, they may be subject to special risks and have some speculative characteristics.
U.S. Government Securities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to relatively little credit risk. Obligations of U.S. government agencies or instrumentalities (including certain mortgage-backed securities) may be guaranteed or supported by the “full faith and credit” of the United States or may be backed by the right of the issuer to borrow from the U.S. Treasury or by the discretionary authority of the U.S. government to purchase the agencies’ or instrumentalities’ obligations. Others are supported only by the credit of the agency or instrumentality. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency or instrumentality issuing the obligation for repayment.
Sovereign Debt. Sovereign debt securities include fixed income securities issued or guaranteed by governments, their agencies and instrumentalities, and securities issued by supranational entities such as the World Bank or the European Union. Investment in sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the
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availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards international lenders or agencies and the political constraints to which a governmental entity may be subject. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt may be requested to participate in the rescheduling or restructuring of such debt and to extend further loans to governmental entities. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. There can be no assurance that foreign sovereign debt securities will not be subject to similar restructuring arrangements or to requests for new credit which may have adverse consequences for holders of such debt. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants. In the event of a default by a governmental entity, there may be limited or no effective legal remedies for collecting on such debt. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.
Debt securities issued by certain “supra-national” entities include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. The governmental members of those supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. There can be no assurance that the constituent governments will continue to be able or willing to honor their capitalization commitments.
The Fund can invest in U.S. dollar-denominated “Brady Bonds.” These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the “residual risk.”
If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.
Investing in Special Situations. At times, investment benefit may be sought from what a portfolio manager considers to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Real Estate Investment Trusts (REITs). REITs are entities that sell shares to investors and use the proceeds to invest in real estate. A REIT can focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.
To the extent that a REIT focuses on a particular project, sector of the real estate market or geographic region, its share price will be affected by economic and political events affecting that project, sector or geographic region. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.
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REITs are sometimes informally characterized as equity REITs, mortgage REITs, hybrid REITs and specialized REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. Specialized REITs are companies or trusts engaged in the acquisition, development, ownership, leasing, management and operation of properties not classified elsewhere (for example, they may operate and invest in storage properties, mortgage investments, health care facilities, data centers, self-storage properties, life sciences buildings, movie theaters, cellphone towers, timber stands, prisons, gas stations, solar farms, golf courses, or railroads). It is anticipated, although not required, that under normal circumstances a majority of the Fund’s investments in REITs will consist of equity REITs.
Publicly Traded Partnerships; Master Limited Partnerships. The Fund may invest in publicly traded limited partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the Securities and Exchange Commission and are freely tradable on a securities exchange or in the over-the-counter market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. The Fund invests as a limited partner, and normally would not be liable for the debts of an MLP beyond the amounts the Fund has contributed but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. This right of an MLP’s creditors would continue even after the Fund had sold its investment in the MLP.
The Fund currently may invest in MLPs that are generally taxed as corporations for United States federal tax purposes and that make distributions in additional shares rather than cash. Because these distributions of additional shares will be made proportionately to all owners of shares, the receipt of these additional shares will not be included in the gross income of an owner of shares for United States federal income tax purposes. When the Fund as an owner of the shares of such an MLP receives additional shares, it will be required to allocate its tax basis in its shares of the MLP between shares that the Fund already owns and the new additional shares received. Gain or loss recognized by the Fund as an owner of shares, on the sale or other disposition of a share will generally be taxable as capital gain or loss. As a regulated investment company (“RIC”), the Fund is required to derive at least 90% of its gross income for each taxable year from qualifying income. Income and gains from MLPs taxed as corporations generate qualifying income and gains for purposes of the 90% income test.
The Fund may invest in MLPs that are classified as partnerships and qualify as “qualified publicly traded partnerships” for federal tax purposes. Net income and gains from an investment in a qualified publicly traded partnership are qualifying income for purposes of the 90% income test described above. In order to meet the asset diversification test applicable to RICs, the Fund is limited to investing no more than 25% of the value of its total assets in one or more qualified publicly traded partnerships.
The Fund may invest in MLPs that are classified as partnerships but are not qualified publicly traded partnerships. Such MLPs may pass through gross income that would not be qualifying income for purposes of the 90% test described above. The Fund may also have non-qualifying assets for purposes of the RIC diversification requirements, resulting from the MLP investment.
When-Issued and Delayed-Delivery Transactions. “When-issued” and “delayed-delivery” are terms that refer to securities whose documentation is available, and for which a market exists, but which are not available for immediate delivery to a purchaser. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction with payment and delivery of the security made at a later date. During the period between purchase and settlement, the buyer makes no payment to the issuer (or seller) of the security and no interest accrues to the buyer from the investment. Purchases on that basis are made when it is anticipated that the price at the time of the transaction is lower than the price will be at the time of delivery.
The securities are subject to change in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the purchase price. If the value of the security declines below the purchase price, the transaction may lose money.
The buyer relies on the other party to complete the when-issued or delayed-delivery transactions. The buyer will bear the risk that a security purchased on a when-issued or delayed-delivery basis may not be issued or may not be delivered as agreed. A failure to do so may cause the loss of an opportunity to obtain the security at an advantageous price or yield.
When-issued and delayed-delivery transactions can be used as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, if rising interest rates or falling prices are anticipated, a portfolio security may be sold on a delayed-delivery basis to attempt to limit exposure to those occurrences. In periods of falling interest rates and rising prices, a purchase of securities on a when-issued or delayed-delivery basis may be used to obtain the benefit of currently higher cash yields.
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The Fund engages in when-issued and delayed-delivery transactions for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to receive delivery, it may incur a gain or loss.
At the time of the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, the Fund records the transaction on its books and reflects the value of the security purchased in determining its net asset value. It also identifies liquid assets on its books at least equal to the amount of the purchase commitment until it pays for the investment. In a sale transaction, it records the proceeds to be received.
The Fund will not enter into when-issued commitments if more than 15% of the Fund’s net assets would be committed under these transactions.
Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Institutions must meet credit requirements set by the investment adviser from time to time.
The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.
Repurchase agreements are considered “loans” under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the institution fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The investment adviser will monitor the institution’s creditworthiness to confirm that it is financially sound and will continuously monitor the collateral’s value.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with the affiliated entities managed by the investment adviser or its affiliates, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.
Reverse Repurchase Agreements. A reverse repurchase agreement is the sale of a debt obligation to a party for a specified price, with the simultaneous agreement to repurchase it from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. Reverse repurchase agreements that the Fund may engage in also create leverage. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which a Fund is required to repurchase the security. A Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements until payment is made to the other party.
Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the policies and procedures established by the Board, the investment adviser determines the liquidity of portfolio investments. The holdings of illiquid and restricted securities are monitored on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Among the types of illiquid securities are repurchase agreements maturing in more than seven days. Liquidity may dissipate at any time and there can be no assurance that the investment adviser’s liquidity determinations will be correct or that a reduction in liquidity will not occur between the time such determination is made and an event prompting the Fund to sell a security.
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Restricted securities acquired through private placements have contractual restrictions on their public resale that might limit the ability to value or to dispose of the securities and might lower the price that could be realized on a sale. To sell a restricted security that is not registered under applicable securities laws, the security might need to be registered. The expense of registering restricted securities may be negotiated with the issuer at the time of purchase. If the securities must be registered in order to be sold, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered. There is a risk of downward price fluctuation during that period.
Limitations that apply to purchases of restricted securities do not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Fund under its policies and procedures. Those policies and procedures take into account the trading activity for the securities, among other factors. If there is a lack of trading interest in a particular Rule 144A security, holdings of that security may be considered to be illiquid.
Borrowing and Leverage. The Fund can borrow from banks, as permitted by the Investment Company Act. The Fund also can borrow from banks and other lenders to meet redemption obligations or for temporary and emergency purposes. When the Fund borrows money for investment in other assets, it is using a speculative investment technique known as “leverage,” and changes in the value of the Fund’s investments will have a larger effect on its share price if the investments were acquired using leverage than if the Fund acquired assets without the use of leverage.
Under the Fund’s investment policies, the Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption from that Act that applies to the Fund. Currently, under the Investment Company Act, a mutual fund may borrow only from banks (other than for emergency purposes) and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed), less all liabilities and indebtedness other than borrowings, meaning that the value of those assets must be at least equal to 300% of the amount borrowed. If the value of the Fund’s assets fails to meet this 300% asset coverage requirement, the Fund will reduce the amount of its borrowings within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time and for a disadvantageous price.
The Fund may also borrow up to 5% of its total assets for temporary or emergency purposes from any lender, including a non-bank. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
The Fund will pay interest and may pay other fees in connection with loans. Interest expense and the amount of any other fees incurred by the Fund in connection with loans will raise the overall expenses of the Fund and may reduce its returns. If the Fund does borrow, its expenses will usually be greater than comparable funds that do not borrow. Additionally, if the Fund does borrow the use of leverage will make the Fund’s share prices more sensitive to changes in the value of its assets and thus might cause the Fund’s net asset value per share to fluctuate more than that of funds that do not borrow. Finally, on the maturity date for any loan, the Fund must have sufficient cash available to pay back the lenders the amount borrowed.
The Fund participates in a multi-borrower, unsecured, revolving line of credit along with certain other Oppenheimer funds (the “Line of Credit”) and with a syndicate of banks as lenders. The Line of Credit permits combined borrowings by the Fund and these other Oppenheimer funds of up to a maximum aggregate amount, as negotiated from time to time. Borrowings by the Fund under the Line of Credit may only be used for temporary or emergency purposes, including without limitation, funding of shareholder redemptions, and may not be used for leverage. The Fund’s Board has determined that the Fund’s participation in the Line of Credit is consistent with the Fund’s investment objective and policies and is in the best interests of the Fund and its shareholders.
Under the Line of Credit, interest is charged to the Fund, based on its borrowings, at a floating benchmark rate of interest plus a margin. Additionally, the Fund will pay quarterly its pro rata portion of a loan commitment fee for the Line of Credit, and pays an additional fee at each renewal of the facility (which is expected to be annually) to the administrative agent for management and administration of the facility. The Fund can prepay loans and terminate its participation in the Line of Credit at any time upon prior notice to the lenders, however each borrowing under the Line of Credit will have a scheduled maturity of 30 days. As a borrower under the Line of Credit, the Fund has certain rights and remedies under state and federal law comparable to those it would have with respect to a loan from a bank.
Money Market Instruments. The following is a brief description of the types of money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.
Bank Obligations. Bank obligations include time deposits, certificates of deposit, bankers’ acceptances and other bank obligations that are fully insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC currently insures the deposits of member banks up to $250,000 per account. Bank obligations also include obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or obligations of a foreign bank with total assets of at least U.S. $1 billion. Those banks may include commercial banks, savings banks, and savings and loan associations that may or may not be members of the FDIC.
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Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. Time deposits may be subject to withdrawal notices and penalties.
Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed “accepted” when a bank guarantees their payment at maturity.
Bank obligations may have a limited market and may be deemed “illiquid” unless the obligation, including principal amount plus accrued interest, is payable within seven days.
Commercial Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of S&P Global Ratings (“S&P”) and Moody’s. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least “AA” by S&P or “Aa” by Moody’s.
The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.
Variable Amount Master Demand Notes. Master demand notes are direct arrangements of obligations, between a lender and a corporate borrower, that permit the investment of fluctuating amounts of money at varying rates of interest. They permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount it lends under the note at any time, up to the full amount provided by the note agreement. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.
These notes are direct lending arrangements between the lender and borrower and there is no secondary market for them. The principal plus accrued interest is redeemable at any time, however. This right to redeem the notes depends on the ability of the borrower to make the specified payments on demand. The investment adviser will consider the earning power, cash flow and other liquidity ratios of an issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.
The Fund does not currently intend to invest more than 5% of its total assets in variable amount master demand notes. The Fund has no limitations on the type of issuer from whom these notes will be purchased.
Derivatives and Hedging. Derivative instruments may be used for liquidity, for hedging purposes, to seek income or for other investment purposes. Some of the types of derivative instruments and hedging strategies the Fund may use are:
Although the Fund can use hedging instruments, it is not obligated to use them in seeking its objective. It does not currently contemplate using them to any significant degree. To attempt to protect against declines in the market value of the Fund’s portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
•	sell futures contracts,
•	buy puts on such futures or on securities, or
•	write covered calls on securities or futures.
The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so, the Fund could:
•	buy futures, or
•	buy calls on such futures or on securities.
The Fund’s strategy of hedging with futures and options on futures will be incidental to the Fund’s activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund’s investment objective and are permissible under applicable regulations governing the Fund.
Futures. The Fund can buy and sell futures contracts that relate to (1) broadly-based stock indices (“stock index futures”), (2) foreign currencies (“forward contracts”), (3) an individual stock (“single stock futures”), or (4) commodities (“commodity futures”).
No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the “futures broker”). Initial margin payments will be deposited with the Fund’s custodian bank in an account registered in the futures broker’s name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund’s books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.
At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the
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Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.
Stock Index Futures. A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. The buyer or seller of a stock index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index’s value in response to the changes in the relative values of the underlying stocks that are included in the index over the term of the contract. A stock index cannot be purchased or sold directly.
Forward Contracts. Forward contracts are foreign currency exchange contracts that are used to buy or sell foreign currency for future delivery at a fixed price. They are discussed below in the section “Buying and Selling Options on Foreign Currencies.”
Single Stock Futures. A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security of an issuer to settle the futures transaction. Either party may also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, and contracts are typically not transferable between the exchanges.
Commodity Futures. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.
Put and Call Options. Put options (sometimes referred to as “puts”) give the holder the right to sell an asset for an agreed-upon price. Call options (sometimes referred to as “calls”) give the holder the right to buy an asset at an agreed-upon price.
The Fund can buy and sell exchange-traded and over-the-counter put and call options, including options on broadly-based indices, securities, foreign currencies and stock index futures.
Selling Covered Call Options. If the Fund sells (“writes”) a call option, it must be “covered.” That means that while the call option is outstanding, the Fund must either own the security subject to the call, or, for certain types of call options, identify liquid assets on its books that would enable it to fulfill its obligations if the option were exercised.
A call option on a security is an agreement by the seller to sell an underlying security to the call purchaser at a fixed price (the “exercise price”) regardless of changes in the market price of that security during a call period. Call options are sold for a cash payment (a premium). The exercise price is usually higher than the price of the security at the time the call is sold. The seller bears the risk that the price of the underlying security may increase during the call period, requiring it to sell the security for less than the market value at the time. That risk may be offset to some extent by the premium the seller receives. If the market value of the security does not rise above the exercise price during the call period, the call generally will not be exercised. In that case the seller realizes a profit from the cash premium it received. Any such profits earned by the Fund are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed to shareholders.
A call on a securities index is also sold for a cash premium. If the buyer exercises an index call option, the seller is required to pay an amount equal to the difference between the market value of the index and the exercise price, multiplied by a specified factor. If the value of the underlying index does not rise above the call price, it is unlikely that the call will be exercised. In that case the seller would keep the cash premium without being obligated to make any payments to the purchaser of the call.
The Fund’s custodian bank, or a securities depository acting for the custodian bank, may act through the Options Clearing Corporation as the escrow agent for securities that are subject to a call option the Fund has sold. The Options Clearing Corporation will only release those securities when the call option expires or when the Fund enters into a closing transaction. No margin is required for those transactions.
When the Fund sells an over-the-counter (“OTC”) call option, it will typically enter into an arrangement with a securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the amount that the option is “in the money”).
To terminate its obligation on an OTC call it has written, the Fund can purchase a corresponding call in a “closing purchase transaction.” If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised. The Fund will realize a profit or loss, depending upon whether the premium received on the call is more or less than the amount of the option transaction costs and the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised,
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because the Fund will retain both the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed by the Fund.
A call on a futures contract may be sold without owning the futures contract or securities deliverable under the contract. To do so, at the time the call must be covered by identifying an equivalent dollar amount of liquid assets. If the value of the segregated assets drops below 100% of the current value of the future, additional liquid assets must be identified. Because of this requirement, in no circumstances would an exercise notice as to that future require delivery on a futures contract. It would simply create a short futures position, which is permitted by applicable hedging policies.
Selling Put Options. A put option on a security or a securities index gives the purchaser the right, during the option period, to sell the underlying investment to the seller at the exercise price. When selling (writing) a put option on a security, the option must be covered by the Fund by identifying liquid assets with a value equal to or greater than the exercise price of the put option, to secure the obligation. In this case the Fund forgoes the opportunity to invest, sell or write calls against the identified assets.
The seller of a put is obligated to buy the underlying investment at the exercise price even if the market value of the investment falls below that price. If the price of the underlying investment remains higher than the exercise price, it is unlikely that a put option would be exercised. If a put option is not exercised, the seller would realize a gain of the amount of the premium received less the transaction costs incurred. If the put is exercised, the exercise price will usually exceed the market value of the underlying investment at that time. In that case, the seller could incur a loss. If the underlying investment is resold at that time, the loss would be equal to the exercise price and any transaction costs minus the amount of the premium received and the amount the seller received from the resale of the underlying investment. Settlement of a put on an index is in cash rather than by delivery of the underlying investment. Any profits earned by the Fund from writing put options are considered short-term capital gains for federal income tax purposes, and are taxable as ordinary income when distributed to shareholders.
Purchasing Put Options. A put on a security or securities index may be purchased by the Fund to attempt to protect against a decline (below the exercise price) in the value of the underlying investment. The purchaser pays a premium for the right to sell the underlying investment at a fixed exercise price during the put period. If the market price of the underlying investment remains above or equal to the exercise price, the put will generally not be exercised or resold and will become worthless on the expiration date. In that case the purchaser will have lost the amount it paid as a premium and not realize any benefit from the right to sell the underlying investment. If the purchaser resells a put prior to its expiration date, it may or may not realize a profit on that sale.
A put may also be purchased on an investment the buyer does not own. That would permit the purchaser to resell the put or to buy the underlying investment and sell it at the exercise price. If the market price of the underlying investment remains above or equal to the exercise price, the put would generally not be exercised and would become worthless on its expiration date.
Settlement of a put on a securities index is in cash rather than by delivery of the underlying investment. Gain or loss on the transaction would depend on the changes to the prices of the securities that make up the index.
Purchasing Call Options. A call option may be purchased by the Fund to seek to benefit from an anticipated rise in a particular security or in a securities index. The purchaser pays a premium for a call option. The purchaser then has the right to buy the underlying investment during the call period at a fixed exercise price. The purchaser benefits only if, during the call period, the market price of the underlying investment rises above the exercise price plus the transaction costs and the premium paid for the call or if the call option is resold at a profit. If the purchaser does not exercise the call option or resell it (whether or not at a profit), the option becomes worthless on its expiration date. In that case the purchaser will have lost the amount it paid as a premium and not realized any gain on the transaction.
Settlement of a call on an index is in cash rather than by delivery of the underlying investment. Gain or loss on the transaction would depend on changes to the prices of the securities that make up the index.
Buying and Selling Options on Foreign Currencies. Put and call options on foreign currencies include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or that are quoted by major recognized dealers in such options. The Fund can buy and sell exchange-traded and over-the-counter put options and call options on foreign currencies. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.
If the investment adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the investment adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund’s position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.
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A call the Fund writes on a foreign currency is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.
The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a “cross-hedging” strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund’s custodian bank.
Foreign Currency Forward Contracts. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to “lock in” the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases. Forward contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.
Forward Contract Strategies. Under a forward contract, the Fund agrees to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. The costs of engaging in forward contracts varies depending on factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.
A forward contract might be used to provide for the purchase or sale of the amount of foreign currency involved in the purchase or sale of a security denominated in a foreign currency, or for dividend or interest payments that may be received in a foreign currency. This is called a “transaction hedge.” The transaction hedge will protect against a loss from an adverse change in the currency exchange rates during the period between the date on which a security is purchased or sold or on which a payment is declared, and the date on which the payments are made or received. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities, but it does fix a rate of exchange in advance.
If it is anticipated that a foreign currency might suffer a substantial decline against the U.S. dollar, forward contracts to sell the foreign currency could be used to lock in the U.S. dollar value of portfolio positions. This is called a “position hedge.” To try to protect against a substantial decline of the U.S. dollar against a foreign currency, a forward contract to buy that foreign currency for a fixed dollar amount could be used. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Fund believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated.
In some cases, at or before the maturity of a forward contract, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the “spot” (that is, cash) market to settle the security trade. If the market value of the security exceeds the amount of foreign currency the Fund is obligated to deliver, the Fund might have to sell some of the foreign currency on the spot market. There would be additional transaction costs for the spot market transactions in those cases.
Alternatively, the contractual obligation to deliver the currency may be offset by purchasing a second contract to obtain, on the same maturity date, the same amount of the currency as the currency obligation. Similarly, a forward contract purchase obligation may be closed out by entering into a second contract to sell the same amount of the same currency on the maturity date of the first contract. The gain or loss would be realized as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.
Forward Contract Limitations. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency (or another currency that is the subject of the hedge). However, the Fund can maintain a net exposure to forward contracts in excess of the value of the Fund’s portfolio securities or other assets denominated in foreign currencies if the excess amount is “covered” by liquid securities denominated in any currency. As one alternative, the Fund could purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund could purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. The Fund could also cover its short positions by identifying assets on its books equal to the aggregate amount of the Fund’s commitment under forward contracts or the excess amount of those obligations.
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Forward Contract Risks. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date a forward contract is entered into and the date it is sold. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing losses on those contracts and additional transaction costs. The use of forward contracts might reduce performance if there are unanticipated changes in currency prices.
Forward Contract Costs. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Foreign exchange dealers do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency at one rate, while offering a lower rate for purchasing that currency. In addition, the credit and performance risk of the relevant counterparty to the forward contract (e.g., a central clearing house counterparty or a bilateral agreement counterparty) must also be evaluated.
Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Fund uses a hedging instrument at the wrong time or if market conditions are judged incorrectly, hedging strategies may reduce the Fund’s return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments. The Fund’s option activities may affect its costs.
The Fund’s option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund’s control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.
The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund’s net asset value being more sensitive to changes in the value of the underlying investment.
If a covered call written by the Fund is exercised on an investment that has increased in value above the call price, the Fund will be required to sell the investment at the call price. Consequently, the Fund will not realize any additional appreciation on the investment once its value increases above the call price.
An exchange traded option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.
There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund’s portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund’s securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the Fund’s portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.
The risk of imperfect correlation increases as the composition of the Fund’s portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.
The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
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The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.
Asset Coverage for Certain Investments and Trading Practices. The Fund will segregate with its custodian or otherwise designate on its books and records liquid assets in an amount the Fund believes to be adequate to ensure that it has sufficient liquid assets to meet its obligations under its derivatives contracts, or the Fund may enter into an offsetting position to “cover” its obligations with respect to such transactions. Depending upon the contractual terms of the derivatives instrument, the customary settlement practice associated with the derivative instrument and the instrument’s liquidity, among other things, the amounts that are segregated or designated may be based on the notional (or contract) amount of the derivative or on the daily mark-to-market obligation under the derivatives contract. These amounts may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. With respect to less liquid derivative instruments (or in other situations in which the Sub-Adviser believes it necessary), the Fund may segregate amounts in addition to the amounts described above. By segregating or designating liquid assets equal to only the mark-to-market obligation under a derivatives contract, the Fund will have the ability to utilize these instruments to a greater extent than if the Fund segregated or designated liquid assets equal to the full market value of the underlying asset or the notional (or contract) amount of the instrument.
In certain circumstances, the Fund may enter into an offsetting position rather than segregating or designating liquid assets (e.g., the Fund may “cover” a written put option with a purchased put option with the same or higher exercise price). Although the Sub-Adviser will attempt to ensure that the Fund has sufficient liquid assets to meet its obligations under its derivative contracts, it is possible that the Fund’s liquid assets may be insufficient to support such obligations under its derivatives positions.
Segregating or designating a large percentage of the Fund’s liquid assets could impede the Sub-Adviser’s ability to manage the Fund’s portfolio. The Fund may modify its asset segregation policies from time to time.
Regulatory Aspects of Derivatives and Hedging Instruments. As a result of amendments to rules under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), the Manager must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a “commodity pool operator” (“CPO”) with respect to the Fund, and be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.
Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC. Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.
While the Manager is registered as a CPO under the CEA, the Manager currently intends to limit and monitor, consistent with internal compliance procedures, the Fund’s use of futures, options on such futures, commodity options and certain swaps in order to permit the Fund to continue to claim an exemption under the CFTC rules. As such, with respect to the management of the Fund, the Manager will not be subject to the disclosure, reporting and recordkeeping requirements under the CFTC rules.
Financial reform legislation that is currently being implemented imposes execution and clearing requirements on certain types of over-the-counter derivatives, among other things. In a cleared derivatives transaction, the Fund’s ultimate counterparty is a central derivatives clearing organization, or clearing house, rather than a bank or broker. The Fund will enter into cleared derivatives transactions with an executing broker. Such transactions then will be submitted for clearing and, if cleared, will be held in accounts at regulated futures commission merchants that are members of central clearing house counterparties. In contrast to bilateral derivatives transactions, cleared derivatives transactions are submitted for clearing to central clearing house counterparties immediately following execution of the agreement. Central clearing house counterparties and the members of such clearing houses generally can require termination of existing cleared derivatives transactions at any time, and can also require increases in margin above the margin that was required at the beginning of a transaction.
The Fund is also subject to the risk that, after entering into a cleared derivatives transaction, no futures commission merchant or clearing house counterparty is willing or able to clear the transaction on the Fund’s behalf. In such an event, the Fund is likely to have to pay a termination amount to the executing broker. Further, the assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s futures commission merchant or the clearing house counterparty, because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the futures commission merchant’s customers. Also, the Fund is subject to the risk that the futures commission merchant will use the Fund’s assets, which are held in an omnibus account with assets belonging to
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the futures commission merchant’s other customers, to satisfy payment obligations of a defaulting customer of the futures commission merchant to the clearing house counterparty. In addition, futures commission merchants generally provide to the clearing house counterparty the net amount of variation margin required for cleared derivatives for all customers in the aggregate, rather than the gross amount for each customer. The Fund is therefore subject to the risk that a clearing house counterparty will not make variation margin payments owed to the Fund if another customer of the futures commission merchant has suffered a loss and is in default. In cleared derivatives transactions, the Fund is also required to post initial as well as variation margin, thus increasing the cost of transacting in this type of instrument.
The ultimate impact of the financial reform legislation and related regulations remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions.
Tax Aspects of Certain Derivatives and Hedging Instruments. Futures contracts, non-equity options (as defined in the Internal Revenue Code) and certain foreign currency exchange contracts are treated as “Section 1256 contracts” under the Internal Revenue Code. In general, gains or losses from Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Internal Revenue Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are marked-to-market, and unrealized gains or losses are treated as though they were realized. These contracts also are marked-to-market for purposes of determining the excise tax potentially applicable to the Fund and for other purposes under rules prescribed pursuant to the Internal Revenue Code.
Certain forward contracts and other derivatives may result in “straddles” for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized on those positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.
Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
1.	gains or losses attributable to fluctuations in exchange rates that occur between the time interest or other receivables denominated in a foreign currency are accrued or expenses or other liabilities denominated in a foreign currency are accrued and the time the Fund actually collects such receivables or pays such liabilities, and
2.	gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.
Currency gains and losses are offset against market gains and losses on each trade before determining a net “Section 988” gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of investment income available for distribution to shareholders.
Investments in Other Investment Companies. The Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies can include open-end funds, closed-end funds, business development companies and unit investment trusts. Exchange-traded funds (ETFs), which are typically open-end funds or unit investment trusts, are listed on a stock exchange. These investments may provide a way to gain exposure to segments of the equity or fixed-income markets represented by the ETF’s portfolio at times when it is not possible to buy those portfolio securities directly, or may be used in order to equitize cash positions.
Investing in another investment company may involve paying a substantial premium above the value of that investment company’s portfolio securities. The Fund does not intend to invest in other investment companies unless the investment adviser believes that the potential benefits of an investment justify the expenses. As a shareholder of an investment company, the Fund would be subject to its ratable share of that company’s expenses, including its advisory and administration expenses. Investments in other investment companies are subject to limits set forth in the Investment Company Act.
Temporary Defensive and Interim Investments. In times of unstable or adverse market, economic or political conditions, or if the Sub-Adviser believes it is otherwise appropriate to reduce holdings in the Fund’s principal investments, the Fund can invest in other types of securities for defensive purposes. It can also purchase these types of securities for liquidity purposes to meet cash needs due to the redemption of shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities.
These temporary defensive investments can include: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) commercial paper rated in the top two rating categories of an established nationally recognized statistical rating organization; (iii) certificates of deposit or bankers’ acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as “cash equivalents”); (v) other short-term corporate debt obligations rated investment grade (rated at least Baa by Moody’s Investors Service, Inc. or at least BBB by Standard & Poor’s Corporation, or a comparable rating by another nationally recognized statistical rating organization); (vi) repurchase agreements; and (vii) shares of Oppenheimer Institutional Government Money Market Fund.
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Portfolio Turnover. “Portfolio turnover” describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year to purchase securities, its portfolio turnover rate would have been 100%. The portfolio turnover rate will fluctuate from year to year.
Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which could reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid Fund-level income and excise taxes under the Internal Revenue Code.
Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be prone to operational and informational security risks resulting from breaches in cyber security (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.
Cyber security failures or breaches by the Fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both the Fund and shareholder, the inability of fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in attempting to prevent any cyber incidents in the future. While the investment adviser has policies and procedures (and risk management systems) designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value and may result in financial loss for Fund shareholders.
Investment Restrictions
Diversification. The Fund is classified as a “diversified” fund under the Investment Company Act. Currently, under the Investment Company Act a “diversified” fund is one with at least 75% of the value of its total assets represented by: (i) cash and cash items (including receivables), (ii) securities issued by the U.S. government or any of its agencies or instrumentalities, (iii) securities of other investment companies, and (iv) other securities that, for any one issuer, are limited in respect to an amount not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer. A change to a non-diversified status would require shareholder approval.
Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a “majority” of the Fund’s outstanding voting securities, which is defined as the vote of the holders of the lesser of:
•	67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
•	more than 50% of the outstanding shares.
The Fund’s investment objective is not a fundamental policy. Other policies described in the Fund’s prospectus or this SAI are “fundamental” only if they are identified as such. The Fund’s Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Fund’s prospectus or this SAI, as appropriate. The Fund’s most significant investment policies are described in the Fund’s prospectus.
Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.
•	The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended
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or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.
•	The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund cannot issue “senior securities,” except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
The following is only a brief summary of certain current limitations imposed on investment companies by the Investment Company Act and certain rules and interpretations thereunder, and is not a complete description of such limits. The discussion below is based on current law, regulations and administrative interpretations. Those laws, regulations and administrative interpretations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.
The Investment Company Act prohibits a fund from issuing a “senior security,” which is generally defined as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, or any stock of a class having priority over any other class of the fund’s shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.
Currently, under the Investment Company Act, and an OppenheimerFunds exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets from any person for temporary purposes. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
Under the Investment Company Act, a fund currently cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund’s total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 when reselling securities held in its own portfolio.
The Investment Company Act does not prohibit a fund from owning real estate, commodities or contracts related to commodities. The extent to which the Fund can invest in real estate and/or commodities or contracts related to commodities is set out in the investment strategies described in the Fund’s prospectus and this SAI.
Current Securities and Exchange Commission staff interpretations under the Investment Company Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.
The Investment Company Act does not define what constitutes “concentration” in an industry. However, the Securities and Exchange Commission staff has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry or group of industries constitutes concentration in that industry or group of industries. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; however, securities issued by any one foreign government are considered to be part of a single “industry.” For the purposes of compliance with its concentration policy, the Fund will consider portfolio investments held by underlying investment companies in which the Fund invests, to the extent that the Fund has sufficient information about such portfolio investments. The Fund will make reasonable efforts to obtain such information.
Non-Fundamental Restrictions. The Fund has the following additional operating policy that is not “fundamental” and can be changed by the Board without shareholder approval.
•	The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company Act.
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Unless the Fund’s prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing apply on an ongoing basis.
For purposes of the Fund’s policy with respect to concentration, described above, the Fund has adopted an industry classification that is not a fundamental policy.
Disclosure of Portfolio Holdings
While recognizing the importance of providing Fund shareholders with information about their Fund’s investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund’s portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund’s behalf.
The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund’s portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund’s portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund’s investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.
Portfolio Holdings Disclosure Policies. The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund’s non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager/Sub-Adviser and its subsidiaries pursuant to agreements approved by the Fund’s Board shall not be deemed to be “compensation” or “consideration” for these purposes. Until publicly disclosed, the Fund’s portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund’s portfolio holdings may be released in accordance with the Fund’s, the Manager’s/Sub-Adviser’s, the Distributor’s and the Transfer Agent’s policies and procedures regarding dissemination of information about the Fund’s portfolio holdings.
•	Public Disclosure. The Fund’s portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund’s fiscal quarters in its annual and semi-annual reports to shareholders and in its Schedule of Investments on Form N-Q. Those documents are publicly available at the Securities and Exchange Commission. In addition, the Fund’s portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund’s website (at www.oppenheimerfunds.com) no sooner than 30 calendar days after the end of the calendar month to which the information relates. Partial holdings, listed by security or by issuer, may be posted on the Fund’s website no sooner than 5 business days following the month to which the information relates. The Fund may delay posting its holdings or may not post any holdings, if the Manager/Sub-Adviser believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund’s portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed 5 business days after the end of the calendar month to which the information relates. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT.
The Fund’s portfolio holdings (which may include the Fund’s entire portfolio or individual securities therein) may be released to the following categories of individuals or entities pursuant to ongoing arrangements, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and will not use such information in any way that is detrimental to the Fund or (2) as a member of any service provider to the Fund or of the Fund’s legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund’s policies and procedures and (b) not to trade for his or her personal account on the basis of such information. For the categories of individuals and entities described below that have ongoing arrangements to receive portfolio holdings information, such information may be furnished as often as appropriate for the purpose for which it is being provided, which may be as frequently as daily and often with no time lag between the date of the information and the date it is furnished.
•	Employees of the Fund’s service providers who need to have access to such information;
•	The Fund’s independent registered public accounting firm;
•	Members of the Fund’s Board and the independent legal counsel to the Board’s independent trustees;
•	The Fund’s custodian bank;
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•	The Fund’s financial printers;
•	A proxy voting service designated by the Fund and its Board;
•	Rating/ranking organizations (such as Lipper and Morningstar);
•	Portfolio pricing services retained by the Manager/Sub-Adviser to provide portfolio security prices;
•	Brokers and dealers for purposes of providing portfolio analytic services, in connection with portfolio transactions (purchases and sales), and to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund’s regular pricing services, or to obtain prices for inter-fund trades or similar transactions); and
•	Other service providers to the Fund, the Manager, the Sub-Adviser, the Distributor, and the Transfer Agent, including providers of index services and personal trading compliance services.
Month-end lists of the Fund’s complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 5 business days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:
•	The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
•	Senior officers in the Manager’s/Sub-Adviser’s Investment Operations and Legal departments must approve the completed request for release of Fund portfolio holdings; and
•	Before receiving the data, the third-party recipient must sign a portfolio holdings non-disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund’s holdings and agreeing not to use such information in any way that is detrimental to the Fund.
Portfolio holdings may be disclosed for legitimate business purposes to brokers and dealers for purposes of providing portfolio analytic services, in connection with portfolio transactions (purchases and sales), and to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund’s regular pricing services). Portfolio holdings also may be disclosed for legitimate business purposes to consultants for pension plans that invest in Oppenheimer funds and sponsors of 401(k) plans that include Oppenheimer funds.
Portfolio holdings (which may include the Fund’s entire portfolio or individual securities therein) may be provided by the Manager/Sub-Adviser or its attorneys to other third parties subject to non-disclosure agreements or available confidentiality rights, including in the following circumstances:
•	Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant; and
•	Response to regulatory requests for information (from the Securities and Exchange Commission, the Financial Industry Regulatory Authority (“FINRA”), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes).
Portfolio managers and analysts may, subject to the Manager’s/Sub-Adviser’s policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.The Fund’s shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund’s portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund’s portfolio. In such circumstances, disclosure of the Fund’s portfolio holdings may be made to such shareholders up to 5 business days prior to making the redemption request, provided that such shareholders have entered into a non-disclosure agreement not to disclose or trade on the basis of such portfolio holdings.Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.The Fund’s policy regarding disclosure of portfolio holdings and all material amendments have been reviewed and approved by the Fund’s Board. The investment adviser and the Chief Compliance Officer of the Fund both conduct periodic reviews of compliance with the policy and provide periodic reports relating to such reviews to the Board. The Fund’s Board reserves the right to amend the Fund’s policy regarding the disclosure of portfolio holdings from time to time without prior notice and in its sole discretion.
How the Fund is Managed
Organization and History. The Fund, a series of Oppenheimer Quest for Value Funds (referred to as the “Trust”), is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trust was organized as a Massachusetts business trust in April 1987. The Trust was reorganized as a Delaware statutory trust in October 2013. Prior to June 2015, the Fund’s name was “Oppenheimer Small- & Mid-Cap Value Fund.” Prior to June 2005, the Fund’s name was “Oppenheimer Small Cap Value Fund.” Prior to March 2001, the Fund’s name was “Oppenheimer Quest Small Cap Fund.” Prior to May 2000, the Fund’s name was “Oppenheimer Quest Small Cap Value Fund.”
Classes of Shares. The Fund’s Board of Trustees (the “Board”) is authorized, without shareholder approval, to:
•	create new series and classes of shares;
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•	reclassify unissued shares into additional series and classes;
•	divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund; and
•	terminate any class of shares.
The Fund currently offers five classes of shares: Class A, Class C, Class R, Class Y and Class I. All classes invest in the same investment portfolio. Each class of shares:
•	has its own dividends and distributions;
•	pays certain expenses which may be different for the different classes;
•	will generally have a different net asset value;
•	will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
•	votes as a class on matters that affect that class alone.
Each share of each class:
•	represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
•	is freely transferable;
•	has one vote at shareholder meetings, with fractional shares voting proportionally;
•	may be voted in person or by proxy at shareholder meetings; and
•	does not have cumulative voting rights, preemptive rights or subscription rights.
Class R Share Availability.
Class R shares may be purchased by retirement plans and accounts, such as traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans, Single K plans, Profit-Sharing Plans, Money Purchase Pension Plans; plans under Section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code; and qualified or non-qualified retirement plans or accounts or deferred compensation plans for employees or other organized groups of persons.
Class Y Share Availability.
Class Y shares are not available directly to individual investors, except for eligible employees (defined below). Class Y shares are sold at net asset value per share without an initial sales charge, and are available only to:
•	Wrap fee-based programs and fee-based clients of a broker, dealer, registered investment adviser or other financial intermediary;
•	Commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a transaction-based commission outside of the Fund;
•	“Institutional investors” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement and deferred compensation plans; retirement plan platforms; insurance companies; registered investment adviser firms; registered investment companies; bank trusts; college savings programs; and family offices; and
•	Eligible employees, which are present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
Individual shareholders who hold Class Y shares through retirement plans or financial intermediaries will not be eligible to hold Class Y shares outside of their respective retirement plan or financial intermediary platform.
Voluntary Conversion to Class Y Shares. Shareholders who currently hold other classes of Fund shares, but are authorized to purchase Class Y shares, can convert their eligible existing shares to Class Y shares of the Fund either through their financial intermediary or by submitting written instructions to the Transfer Agent. Shares that are subject to a contingent deferred sales charge (“CDSC”) are not eligible to convert to Class Y shares until the applicable CDSC period has expired. Under current applicable federal income tax law, this voluntary conversion to Class Y shares is not treated as a taxable event. If those laws or the interpretation of those laws by the Internal Revenue Service should change, this voluntary conversion feature may be suspended.
Class I Share Availability.
Class I shares are not available directly to individual investors. They are only available to eligible institutional investors. To be eligible to purchase Class I shares, an investor must:
•	be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans; retirement plan service provider platforms and health savings account service provider platforms (jointly, “service provider platforms”); insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices;
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•	make a minimum initial investment of $1 million or more per account (waived for service provider platforms); and
•	trade through an omnibus, trust, trust networked or similar pooled account.
No operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” will be paid with respect to Class I shares. The Fund, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or sub-advised by the Manager or an affiliate of the Manager.
Voluntary Conversion to Class I Shares. Shareholders who currently hold other classes of Fund shares but are eligible to purchase Class I shares can convert their eligible existing shares to Class I shares of the Fund either through their financial intermediary or by submitting an application to the Transfer Agent. Shares that are subject to a contingent deferred sales charge (“CDSC”) are not eligible to convert to Class I shares until the applicable CDSC period has expired. Upon conversion, payment of specific fees that may relate to the previous share class such as operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finders fees,” are subject to Class I share restrictions. Under current applicable federal income tax law, this voluntary conversion to Class I shares is not treated as a taxable event. If those laws or the interpretation of those laws by the Internal Revenue Service should change, this voluntary conversion feature may be suspended.
Involuntary Conversion of Class I Shares. If a Class I share account balance falls below $250,000, the investor will be notified that the account is below the required minimum balance. If the account remains below $250,000 for more than six consecutive months after such notification, the account may be involuntarily redeemed or converted into a Class Y share account. This policy does not apply to accounts for which the minimum initial investment is waived.
Individual shareholders who purchase Class I shares through financial intermediaries or service provider platforms will not be eligible to hold Class I shares outside of their respective financial intermediary or service provider platform.
Shareholder and Trustee Liability; Shareholder Meetings. Under Delaware law and the Fund’s Declaration of Trust, Fund shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Under Delaware law and the Fund’s Declaration of Trust, Trustees are not personally liable to any person for any obligations of the Fund. Therefore a shareholder or Trustee of the Fund generally will not be subject to personal liability for Fund obligations. The risk that a Fund shareholder or Trustee will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Fund’s Declaration of Trust.
As a Delaware statutory trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time.
Board of Trustees and Oversight Committees
The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Delaware and Federal law. The Board is led by Joel W. Motley, an independent trustee, who is not an “interested person” of the Fund, as that term is defined in the Investment Company Act. The Board meets periodically throughout the year to oversee the Fund’s activities, review its performance, oversee the potential conflicts that could affect the Fund, and review the actions of the Manager and Sub-Adviser. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including the Manager, Sub-Adviser, and any Sub-Sub Advisers, internal auditors, the Fund’s Chief Compliance Officer, the Fund’s outside auditors and Fund counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.
The Board has an Audit Committee, a Regulatory & Oversight Committee and a Governance Committee. Each Committee is comprised solely of Trustees who are not “interested persons” under the Investment Company Act (the “Independent Trustees”). The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Fund because it allocates areas of responsibility among the committees in a manner that enhances the Board’s oversight.
Prior to June 2013, Joanne Pace and Edmund P. Giambastiani, Jr. served as members of an Advisory Board that assisted the Board in its oversight. For purposes of the following disclosure, Ms. Pace and Admiral Giambastiani are identified as Trustees.
During the Fund’s fiscal year ended October 31, 2018, the Audit Committee held 5 meetings, the Regulatory & Oversight Committee held 5 meetings and the Governance Committee held 4 meetings.
The members of the Audit Committee are Joanne Pace (Chair), Elizabeth Krentzman, Mary F. Miller, Daniel S. Vandivort and Brian F. Wruble. The Audit Committee selects an independent registered public accounting firm (also referred to as the “Independent Auditors”). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund’s Independent Auditors regarding the Fund’s internal accounting procedures and
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controls; (iii) reviewing reports from the Manager’s Internal Audit Department; (iv) maintaining a separate line of communication between the Fund’s Independent Auditors and the Independent Trustees/Directors; (v) reviewing the independence of the Fund’s Independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund’s Independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager, as applicable. The Audit Committee also reviews reports concerning the valuation of certain investments.
The members of the Regulatory & Oversight Committee are Elizabeth Krentzman (Chair), Beth Ann Brown, Edmund P. Giambastiani, Jr., Joel W. Motley, Joanne Pace and Brian F. Wruble. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund’s contractual arrangements, including the Investment Advisory, Sub-Advisory and any Sub-Sub-Advisory Agreements (if applicable, including any with a wholly-owned subsidiary), Distribution Agreements, Transfer Agency and Shareholder Service Agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law. The Regulatory & Oversight Committee also reviews reports from the Manager’s Risk Management Department and Chief Compliance Officer among other duties as set forth in the Regulatory & Oversight Committee’s Charter. These reports, and others concerning investment, operational and other risks to the Funds are shared with, and discussed by, the full Board.
The members of the Governance Committee are Daniel S. Vandivort (Chair), Beth Ann Brown, Edmund P. Giambastiani, Jr., Mary F. Miller and Joel W. Motley. The Governance Committee reviews the Fund’s governance guidelines, the adequacy of the Fund’s Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund’s governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, monitors the Fund’s proxy voting, and coordinates with organizations representing the independent directors of mutual funds among other duties set forth in the Governance Committee’s Charter.
The Governance Committee’s functions also include the nomination of Trustees/Directors, including Independent Trustees/Directors, for election to the Board. The full Board elects new Trustees/Directors except for those instances when a shareholder vote is required.
The Governance Committee will consider nominees recommended by Independent Trustees/Directors or recommended by any other Board members including Board members affiliated with the Fund’s Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund’s shareholders in its consideration of nominees.
Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 225 Liberty Street, New York, New York 10281-1008, to the attention of the Board of Trustees/Directors of the applicable Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an “interested person” as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Sub-Adviser) would be deemed an “interested person” under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable Securities and Exchange Commission rules. The Governance Committee also considers whether the individual’s background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees/Directors, and will contribute to the Board’s deliberations. There is no difference in the manner in which the Governance Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.
Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee/Director of the Fund.
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Each Independent Trustee/Director has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations. Each Trustee’s/Director’s outside professional experience is outlined in the table of Biographical Information, below.
Trustees and Officers of the Fund
Except for Mr. Steinmetz, each of the Trustees is an Independent Trustee. All of the Trustees are also Trustees of the following Oppenheimer funds (referred to as “New York Board Funds”):
OFI Pictet Global Environmental Solutions Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Focus Fund
Oppenheimer Global Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Intermediate Term Municipal Fund
Oppenheimer International Diversified Fund
Oppenheimer International Equity Fund
Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Macquarie Global Infrastructure Fund
Money Market Funds:
Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund
Oppenheimer Multi-State Municipal Trust:
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Municipal Fund
Oppenheimer Portfolio Series Funds:
Active Allocation Fund
Conservative Investor Fund
Growth Investor Fund
Moderate Investor Fund
Oppenheimer Quest for Value Funds:
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Short Duration High Yield Municipal Fund:
Oppenheimer Rochester Short Duration High Yield Municipal Fund
Oppenheimer Series Fund:
Oppenheimer Value Fund
Oppenheimer Short Term Municipal Fund
Oppenheimer Small Cap Value Fund
Rochester Portfolio Series:
Oppenheimer Rochester Limited Term New York Municipal Fund

Messrs. Benedetti, Edwards, Hewitt, Kennedy, Legg, Petersen, Spahr, Steinmetz and Yoder and Mss. Bullington, Burley, Foxson, Lo Bessette, Miller and Picciotto, who are officers of the Fund, hold the same offices with one or more of the other New York Board Funds.
Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund and other Oppenheimer funds that offer Class Y shares.
As of January 23, 2019, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.
The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, Sub-Adviser and its subsidiaries, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager, Sub-Adviser or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.
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Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.
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Each Trustee has served the Fund in the following capacities from the following dates:
Independent Trustees	Position(s)	Length of Service
Joel W. Motley	Board Chairman; Trustee	Since 2009; 2001
Beth Ann Brown	Trustee	Since 2016
Edmund P. Giambastiani, Jr.	Trustee	Since 2013
Elizabeth Krentzman	Trustee	Since 2014
Mary F. Miller	Trustee	Since 2009
Joanne Pace	Trustee	Since 2012
Daniel S. Vandivort	Trustee	Since 2014
Brian F. Wruble	Trustee	Since 2005
Interested Trustee
Arthur P. Steinmetz	Trustee	Since 2015

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Joel W. Motley (1952) Chairman of the Board, Trustee	Director of Office of Finance Federal Home Loan Bank (since September 2016); Director of Greenwall Foundation (since October 2013); Member of Board and Investment Committee of The Greenwall Foundation (since April 2013); Member of the Vestry of Trinity Wall Street (since April 2012); Director of Southern Africa Legal Services Foundation (since March 2012); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since March 2011); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch (since July 2000) and Member of the Investment Committee and Board of Historic Hudson Valley (since February 2010). Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Beth Ann Brown (1968) Trustee	Director, Board of Directors of Caron Engineering Inc. (since January 2018); Advisor, Board of Advisors of Caron Engineering Inc. (December 2014-December 2017); Independent Consultant (since September 2012); held the following positions at Columbia Management Investment Advisers LLC: Head of Intermediary Distribution (2008-2012), Managing Director, Strategic Relations (2005-2008), Managing Director, Head of National Accounts (2004-2005); Senior Vice President, National Account Manager (2002-2004), Senior Vice President, Key Account Manager (1999-2002) and Vice President, Key Account Manager (1996-1999) of Liberty Funds Distributor, Inc.; President and Director, of Acton Shapleigh Youth Conservation Corps (non -profit) (2012-2015); and Vice President and Director of Grahamtastic Connection (non-profit) (since May 2013). Ms. Brown has served on the Boards of certain Oppenheimer funds since January 2016, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
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Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Edmund P. Giambastiani, Jr. (1948) Trustee	Director of THL Credit, Inc. (since November 2016) (alternative credit investment manager); Advisory Board Member of the Maxwell School of Citizenship and Public Affairs of Syracuse University (April 2012-September 2016); Director of Mercury Defense Systems Inc. (information technology) (August 2011-February 2013); Trustee of the U.S. Naval Academy Foundation Athletic & Scholarship Program (since November 2010); Advisory Board Member of the Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development) (since May 2010); Director of The Boeing Company (aerospace and defense) (since October 2009); Trustee of MITRE Corporation (federally-funded research development) (since September 2008); Independent Director of QinetiQ Group Plc (defense technology and security) (February 2008-August 2011); Chairman of Monster Worldwide, Inc. (career services) (March 2015-November 2016), Director of Monster Worldwide, Inc. (career services) (February 2008-June 2011); Lead Director (June 2011-March 2015); Chairman of Alenia North America, Inc. (military and defense products) (January 2008-October 2009); Director of SRA International, Inc. (information technology and services) (January 2008-July 2011); President of Giambastiani Group LLC (national security and energy consulting) (since October 2007); United States Navy, career nuclear submarine officer (June 1970-October 2007); Seventh Vice Chairman of the Joint Chiefs of Staff (2005-October 2007); Supreme Allied Commander of NATO Allied Command Transformation (2003-2005) and Commander, U.S. Joint Forces Command (2002-2005). Since his retirement from the U.S. Navy in October 2007, Admiral Giambastiani has also served on numerous U.S. Government advisory boards, investigations and task forces for the Secretaries of Defense, State and Interior and the Central Intelligence Agency. He recently completed serving as a federal commissioner on the Military Compensation and Retirement Modernization Commission. Admiral Giambastiani has served on the Boards of certain Oppenheimer funds since February 2013, during which time he has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Elizabeth Krentzman (1959) Trustee	Trustee of the University of Florida National Board Foundation (since September 2017); Member of the Cartica Funds Board of Directors (private investment funds) (since January 2017); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member (since April 2016); Member of University of Florida Law Advisory Board, Washington, DC Alumni Group (since 2015); Advisory Board Member of the Securities and Exchange Commission Historical Society (since 2007); held the following positions at Deloitte & Touche LLP: Principal and Chief Regulatory Advisor for Asset Management Services (2007 - 2014) and U.S. Mutual Fund Leader (2011 - 2014); General Counsel of the Investment Company Institute (trade association) (June 2004 - April 2007); held the following positions at Deloitte & Touche LLP: National Director of the Investment Management Regulatory Consulting Practice (1997 - 2004), Principal (2003 - 2004), Director (1998 - 2003) and Senior Manager (1997 - 1998); Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission (1996 - 1997) and various positions with the Division of Investment Management – Office of Regulatory Policy (1991 - 1996) of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP (1987 – 1991). Ms. Krentzman has served on the Boards of certain Oppenheimer funds since August 2014, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
31

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Mary F. Miller (1942) Trustee	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Joanne Pace (1958) Trustee	Advisory Board Director of Massey Quick Simon & Co., LLC (wealth management) (since October 2014); Board Director of Horizon Blue Cross Blue Shield of New Jersey (healthcare) (since November 2012); Advisory Board Director of The Alberleen Group LLC (investment banking) (since March 2012); Governing Council Member (since 2016) and Chair of Education Committee (since 2017) of Independent Directors Council (IDC) (since 2016); Board Member of 100 Women in Finance (non-profit) (since January 2015); Advisory Council Member of Morgan Stanley Children’s Hospital (non-profit) (since May 2012); Director of The Komera Project (non-profit) (April 2012-2016); New York Advisory Board Director of Peace First (non-profit) (March 2010-2013); Senior Advisor of SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and Chief Operating Officer of FrontPoint Partners, LLC (hedge fund) (2005-2006); held the following positions at Credit Suisse (investment banking): Managing Director (2003-2005); Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); held the following positions at Morgan Stanley: Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999). Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board Director of Managed Funds Association (2008-2010); Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010). Ms. Pace has served on the Boards of certain Oppenheimer funds since November 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Daniel S. Vandivort (1954) Trustee	Chairman and Lead Independent Director/Trustee (March 2010-September 2014), Chairman of the Audit Committee (March 2009-September 2014) and Director/Trustee (December 2008-September 2014) of the Board of Directors/Trustees of Value Line Funds; Trustee (since January 2015) and Treasurer and Chairman of the Audit Committee and Finance Committee (since January 2016) of Board of Trustees of Huntington Disease Foundation of America; Trustee, Board of Trustees, RIM Retirement Savings Plan (2005-2007); President and Chief Investment Officer, Robeco Investment Management, formerly known as Weiss Peck and Greer (January 2005-June 2007); Member, Management Committee of Robeco Investment Management (2001-2007); Chairman and Trustee of the Board of Trustees of Weiss, Peck and Greer Funds (2004-2005); Managing Director and Head of Fixed Income, Weiss, Peck and Greer (November 1994-January 2005); Managing Director and Head of Fixed Income, CS First Boston Investment Management (January 1992-November 1994); Director, Global Product Development, First Boston Asset Management (November 1989-January 1992); Vice President, Fixed Income Sales, First Boston Corp. (May 1984-November 1989). Mr. Vandivort has served on the Boards of certain Oppenheimer funds since 2014, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
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Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Brian F. Wruble (1943) Trustee	Governor of Community Foundation of the Florida Keys (non-profit) (since July 2012); Director of TCP Capital, Inc. (registered business development company) (since November 2015); Chairman Emeritus of the Board of Trustees (since August 2011), Chairman of the Board of Trustees (August 2007-August 2011), Trustee of the Board of Trustees (since August 1991) of The Jackson Laboratory (non-profit); Member of Zurich Insurance Group’s Investment Management Advisory Council (insurance) (October 2004-February 2017); Treasurer (since 2007) and Trustee (since May 1992) of the Institute for Advanced Study (non-profit educational institute); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Sub-Adviser’s parent company) (September 2004-June 2015); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	46
Mr. Steinmetz is an “Interested Trustee” because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as Chairman and director of the Sub-Adviser and officer and director of the Manager. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.
Interested Trustee and Officer
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Arthur P. Steinmetz (1958) Trustee, President and Principal Executive Officer	Chairman of OppenheimerFunds, Inc. (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OppenheimerFunds, Inc. (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (OppenheimerFunds, Inc.'s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities (January 2013-December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013-May 2013); Chief Investment Officer of OppenheimerFunds, Inc. (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of OppenheimerFunds, Inc. (April 2009-October 2010); Executive Vice President of OppenheimerFunds, Inc. (October 2009-December 2012); Director of Fixed Income of OppenheimerFunds, Inc. (January 2009-April 2009); and a Senior Vice President of OppenheimerFunds, Inc. (March 1993-September 2009).	104
The addresses of the officers in the charts below are as follows: for Messrs. Benedetti, Edwards and Steinmetz and Mss. Foxson, Lo Bessette and Picciotto, 225 Liberty Street, New York, New York 10281, for Messrs. Hewitt, Kennedy, Legg, Petersen, Spahr and Yoder and Mss. Bullington, Burley, and Miller, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.
Each of the officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Laton Spahr	Vice President	Since 2013
Eric Hewitt	Vice President	Since 2013
Arthur Steinmetz	President and Principal Executive Officer	Since 2014
Jennifer Foxson	Vice President and Chief Business Officer	Since 2014
Mary Ann Picciotto	Chief Compliance Officer and Chief AML Officer	Since 2014
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	Position(s)	Length of Service
Brian Petersen	Treasurer and Principal Financial & Accounting Officer	Since 2016
Stephanie Bullington	Assistant Treasurer	Since 2016
Julie Burley	Assistant Treasurer	Since 2013
James A. Kennedy	Assistant Treasurer	Since 2011
Jan Miller	Assistant Treasurer	Since 2013
Joseph Benedetti	Assistant Secretary	Since 2018
Cynthia Lo Bessette	Secretary and Chief Legal Officer	Since 2016
Taylor V. Edwards	Assistant Secretary	Since 2008
Randy G. Legg	Assistant Secretary	Since 2008
John Yoder	Assistant Secretary	Since 2016

Other Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years
Laton Spahr (1975) Vice President	Senior Vice President of the Sub-Adviser since March 2013. Senior portfolio manager (2003-2013) and equity analyst (2001-2002) for Columbia Management Investment Advisers, LLC.
Eric Hewitt (1971) Vice President	Senior Portfolio Manager of the Sub-Adviser (since January 2017); Vice President of the Sub-Adviser (since March 2013). Product manager for Columbia Management Investment Advisors, LLC (2012–2013). Senior Equity Analyst and Portfolio Manager with Diamondback/Harbor Watch Capital Management, LLC (2009–2012) and a Senior Equity Analyst and Portfolio Manager with AllianceBernstein LP (1999–2009).

Other Information about the Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years
Mary Ann Picciotto (1973) Chief Compliance Officer and Chief Anti-Money Laundering Officer	Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of OppenheimerFunds, Inc., OFI SteelPath, Inc., OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007-January 2014).
Jennifer Foxson (1969) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006-June 2014); Vice President of OppenheimerFunds, Inc. (January 1998-March 2006); Assistant Vice President of OppenheimerFunds, Inc. (October 1991-December 1998).
Brian S. Petersen (1970) Treasurer and Principal Financial and Accounting Officer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2017); Vice President of OFI Global Asset Management, Inc. (January 2013-January 2017); Vice President of OppenheimerFunds, Inc. (February 2007-December 2012); Assistant Vice President of OppenheimerFunds, Inc. (August 2002-2007).
Stephanie Bullington (1977) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since February 2014); Vice President of OFI Global Asset Management, Inc. (January 2013-September 2013); Vice President of OppenheimerFunds, Inc. (January 2010-December 2012); Assistant Vice President of OppenheimerFunds, Inc. (October 2005-January 2010).
Julie Burley (1981) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since October 2013); Previously held the following positions at Deloitte & Touche: Senior Manager (September 2010-October 2013), Manager (September 2008-August 2010), and Audit Senior (September 2005-August 2008).
James A. Kennedy (1958) Assistant Treasurer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Senior Vice President of OppenheimerFunds, Inc. (September 2006-December 2012).
Jan Miller (1963) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2014); Assistant Vice President of OFI Global Asset Management, Inc. (January 2013-January 2014); Assistant Vice President of OppenheimerFunds, Inc. (2005-December 2012); Assistant Vice President in OppenheimerFunds, Inc.’s Fund Accounting department (November 2004 to March 2006).
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Other Information about the Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years
Cynthia Lo Bessette (1969) Secretary and Chief Legal Officer	Executive Vice President, General Counsel and Secretary of OFI Global Asset Management, Inc. (since February 2016); Senior Vice President and Deputy General Counsel of OFI Global Asset Management, Inc. (March 2015-February 2016); Chief Legal Officer of OppenheimerFunds, Inc. and OppenheimerFunds Distributor, Inc. (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., OFI Advisors, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Corporate Counsel (February 2012-March 2015) and Deputy Chief Legal Officer (April 2013-March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008-September 2009) and Deputy General Counsel (October 2009-February 2012) of Lord Abbett & Co. LLC.
Joseph Benedetti (1965) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since January 2017); Vice President and Assistant Secretary of OC Private Capital, LLC (since October 2017); Managing Director of Morgan Stanley Investment Management Inc. (2005-2017).
Taylor V. Edwards (1967) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since January 2017); Vice President and Senior Counsel of OFI Global Asset Management, Inc. (January 2013-January 2017); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of OppenheimerFunds, Inc.
Randy Legg (1965) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since January 2018); Vice President and Senior Associate General Counsel of OFI Global Asset Management, Inc. (January 2013-January 2018); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (January 2007-March 2011) of OppenheimerFunds, Inc.
John Yoder (1975) Assistant Secretary	Vice President and Associate General Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President and Assistant Counsel (July 2011-December 2012) of OppenheimerFunds, Inc.
Trustees’ Share Ownership. The chart below shows information about each Trustee’s beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds (“Supervised Funds”).
As of December 31, 2018
Independent Trustees	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Joel W. Motley	None	Over $100,000
Beth Ann Brown	None	Over $100,000
Edmund P. Giambastiani, Jr.	None	Over $100,000
Elizabeth Krentzman	None	Over $100,000
Mary F. Miller	None	Over $100,000
Joanne Pace	None	Over $100,000
Daniel S. Vandivort	None	Over $100,000
Brian F. Wruble	None	Over $100,000
Interested Trustee	None	Over $100,000
Arthur P. Steinmetz	None	Over $100,000
Remuneration of the Officers and Trustees. The officers and the Interested Trustee of the Fund, who are associated with the Manager, receive no salary or fee from the Fund. The Independent Trustees’ compensation from the Fund and the fund complex, as described below, represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex for the periods indicated.
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	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
Name and Other Fund Position(s) (as applicable)	Fiscal Year Ended October 31, 2018	Year Ended December 31, 2018
Joel W. Motley Chairman of the Board, Governance Committee Member, and Regulatory & Oversight Committee Member	$2,312[2]	$290,000
Beth Ann Brown Regulatory & Oversight Committee Member and Governance Committee Member	$2,074	$260,000
Edmund P. Giambastiani, Jr. Regulatory & Oversight Committee Member and Governance Committee Member	$2,074	$260,000
Elizabeth Krentzman Regulatory & Oversight Committee Chair and Audit Committee Member	$2,312	$290,000
Mary F. Miller Audit Committee Member and Governance Committee Member	$2,074[3]	$260,000
Joanne Pace Audit Committee Chair and Regulatory & Oversight Committee Member	$2,312[4]	$290,000
Daniel S. Vandivort Governance Committee Chair and Audit Committee Member	$2,074	$260,000
Brian F. Wruble Audit Committee Member and Regulatory & Oversight Committee Member	$2,669[5]	$335,000
1.“Aggregate Compensation From the Fund” includes fees and amounts deferred under the “Compensation Deferral Plan” (described below), if any.
2. Includes $135 deferred by Mr. Motley under the Compensation Deferral Plan.
3. Includes $466 deferred by Ms. Miller under the Compensation Deferral Plan.
4. Includes $1,919 deferred by Ms. Pace under the Compensation Deferral Plan.
5. Includes $2,669 deferred by Mr. Wruble under the Compensation Deferral Plan.
Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.
Deferral of the Trustees’ fees under the plan will not materially affect the Fund’s assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee’s deferred compensation account.
Major Shareholders. As of January 23, 2019, the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund’s outstanding shares were:
Name	Address	% Owned	Share Class
Mid Cap Value Fund
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS	200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	7.35%	A
PERSHING LLC	1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	5.79%	A
AMERICAN ENTERPRISE INVESTMENT SVC	707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	5.34%	A
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Name	Address	% Owned	Share Class
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS	200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	7.18%	C
PERSHING LLC	1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	6.25%	C
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS	1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.10%	C
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS	12555 MANCHESTER RD ST LOUIS MO 63131-3710	24.86%	I
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS	200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	13.30%	I
JP MORGAN SECURITIES LLC FOR THE EXCLUSIVE BENE OF CUST	3 CHASE METROTECH CENTER 3RD FLOOR MUTUAL FUND DEPT BROOKLYN NY 11245-0001	12.76%	I
CAPITAL BANK & TRUST COMPANY TTE LOBAR ASSOCIATES INC RP	8515 E ORCHARD RD # 2T2 GREENWOOD VILLAGE CO 80111-5002	7.59%	I
GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K	8515 E ORCHARD RD # 2T2 GREENWOOD VILLAGE CO 80111-5002	5.65%	I
HARTFORD LIFE INSURANCE CO SEPERATE ACCOUNT 457	ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	9.43%	R
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	ATTN FUND ADMN 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.45%	R
RELIANCE TRUST CO CUSTODIAN FBO MASSMUTUAL OMNIBUS PLL/SMF	PO BOX 28004 ATLANTA GA 30358-0004	5.66%	R
AMERICAN ENTERPRISE INVESTMENT SVC	707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	25.48%	Y
PERSHING LLC	1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	16.09%	Y
SPEC CDY A/C EBOC UBSFSI OMNI ACCOUNT M/F	ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	8.63%	Y
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS	200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	8.34%	Y
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS	1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.15%	Y
The Manager and the Sub-Adviser
The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc., the Sub-Adviser. The Sub-Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.
Code of Ethics. The Fund, the Manager, the Sub-Adviser and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees (“covered persons”) that could compete with or take advantage of the Fund’s portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code of Ethics to invest in securities, including securities that may be
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purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager, the Sub-Adviser and the Distributor.
The Code of Ethics is an exhibit to the Fund’s registration statement filed with the Securities and Exchange Commission. It can be viewed as part of the Fund’s registration statement on the Securities and Exchange Commission’s EDGAR database at the Securities and Exchange Commission’s website at www.sec.gov and can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.
Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund (“portfolio proxies”). The Manager generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Fund. The Fund has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the Fund’s Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Manager’s internal Proxy Voting Committee is responsible for monitoring the third party proxy voting agent.
The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager’s affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:
If the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines.
•	If such proposal is not specifically addressed in the Proxy Voting Guidelines, or if the Proxy Voting Guidelines provide discretion to the Manager on how to vote (i.e., on a case-by-case basis), the Manager will vote in accordance with the third-party proxy voting agent’s general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.
•	With respect to such proposal where a portfolio manager has requested that the Manager vote (i) in a manner inconsistent with the Proxy Voting Guidelines, or (ii) if such proposal is not specifically addressed in the Proxy Voting Guidelines, in a manner inconsistent with the third-party proxy voting agent’s general recommended guidelines, the Proxy Voting Committee may determine that such a request is in the best interests of the Fund (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. In making its determination, the Proxy Voting Committee may consider, among other things, whether a portfolio manager is aware of the business relationship with the company, and/or is sufficiently independent from the business relationship, and to the Proxy Voting Committee’s knowledge, whether the Manager has been contacted or influenced by the company in connection with the proposal.
If none of the previous procedures provides an appropriate voting recommendation, the Proxy Voting Committee may: (i) determine how to vote on the proposal; (ii) recommend that the Manager retain an independent fiduciary to advise the Manager on how to vote the proposal; or (iii) determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct the Manager to abstain from voting.
The Proxy Voting Guidelines’ provisions with respect to certain routine and non-routine proxy proposals are summarized below:
•	The Fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, the nominee’s investment in the company, and whether the company or nominee is targeted in connection with public “vote no” campaigns.
•	The Fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.
•	The Fund generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.
•	The Fund generally votes against shareholder proposals to require a company to nominate more candidates than the number of open board seats.
•	The Fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
•	The Fund generally supports proposals to allow shareholders the ability to call special meetings.
•	The Fund generally votes for proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company’s specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a case-by-case basis.
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•	The Fund generally votes against proposals to create a new class of stock with superior voting rights.
•	The Fund generally votes against proposals to classify a board.
•	The Fund generally supports proposals to eliminate cumulative voting.
•	The Fund generally votes against proposals to establish a new board committee.
•	The Fund generally votes on management proposals seeking approval to exchange/reprice options on a case-by-case basis.
•	The Fund votes on qualified employee stock purchase plans on a case-by-case basis. The Fund generally supports non-qualified employee stock purchase plans that feature broad-based participation, limits on employee contribution, company matching up to 25%, and no discount on the stock price on the date of purchase.
•	The Fund generally supports transfer stock option (“TSO”) programs, if executive officers and non-employee directors are excluded from participating, if stock options are purchased from third-party financial institutions at a discount to their fair value using option pricing models, and if there is a two-year minimum holding period for sale proceeds. The Fund generally votes against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.
•	The Fund generally supports proposals to require majority voting for the election of directors.
•	The Fund generally supports proposals seeking additional disclosure of executive and director pay information.
•	The Fund generally supports proposals seeking disclosure regarding the company’s, board’s or committee’s use of compensation consultants.
•	The Fund generally supports “pay-for-performance” and “pay-for-superior-performance standard” proposals that align a significant portion of total compensation of senior executives to company performance, and generally supports an annual frequency for advisory votes on executive compensation.
•	The Fund generally supports having shareholder votes on poison pills.
•	The Fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.
•	The Fund votes case-by-case on bonus banking/bonus banking “plus” proposals.
•	The Fund generally supports proposals calling for companies to adopt a policy of obtaining shareholder approval for golden coffins/executive death benefits. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
•	The Fund generally supports proposals to eliminate accelerated vesting of unvested equity awards to senior executives in the event of change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).
•	In the case of social, political and environmental responsibility issues, the Fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.
•	The Fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.
The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC’s website at www.sec.gov.
The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager has retained the Sub-Adviser pursuant to a separate sub-advisory agreement, described below, under which the Sub-Adviser chooses the Fund’s investments and provides related advisory services to the Fund. Prior to January 1, 2013, OppenheimerFunds, Inc. was the Manager of the Fund.
The advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.
The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Fund’s prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund’s net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:
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Fiscal Year Ended 10/31	Management Fees Paid to the Manager
2016	$9,209,416
2017	$9,828,082
2018	$9,315,103
The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.
The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name “Oppenheimer” in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name “Oppenheimer” as part of its name.
The Sub-Advisory Agreement. Under the sub-advisory agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities, commodity interests and the property comprising the assets of the Fund. The Sub-Adviser selects securities and/or commodity interests for the Fund’s portfolio and provides related advisory services. The portfolio manager(s) of the Fund is employed by the Sub-Adviser and is principally responsible for the provision of advisory services to the Fund’s portfolio. Other members of the Sub-Adviser’s investment teams provide the portfolio manager(s) with counsel and support in managing the Fund’s portfolio.
Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by the Manager, not by the Fund.
The sub-advisory agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.
Portfolio Managers. The Fund is managed by Laton Spahr, CFA and Eric Hewitt (each is referred to as a “Portfolio Manager”). They are the persons who are responsible for the day-to-day management of the Fund’s investments.
•	Other Accounts Managed. In addition to managing the Fund’s investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts on behalf of the Sub-Adviser or its affiliates. The following table provides information regarding those other portfolios and accounts as of October 31, 2018. No portfolio or account has an advisory fee based on performance.

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed	Total Assets in Other Accounts Managed
Laton Spahr	4	$5.60[1]	0	$0	0	$0
Eric Hewitt	1	$31.00[2]	0	$0	1	$0
1.	In billions.
2.	In millions.
3.	Does not include personal accounts of the portfolio manager and his/her family, which are subject to the Code of Ethics.
As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Sub-Adviser have the same management fee. If the management fee structure of another fund or account is more advantageous to the Sub-Adviser than the fee structure of the Fund, the Sub-Adviser could have an incentive to favor the other fund or account. However, the Sub-Adviser’s compliance procedures and Code of Ethics recognize the Sub-Adviser’s obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.
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Compensation of Portfolio Managers. Portfolio managers are employed and compensated by the Sub-Adviser or an affiliate, not by the Fund. Under the compensation program for portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Sub-Adviser. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. A portfolio manager’s compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflicts of interest arising from a portfolio manager’s responsibilities managing different funds or accounts.
Portfolio manager compensation generally consists of three components: a base salary, an annual bonus, and eligibility to participate in long-term awards. In general, the average proportion of total compensation among these three components is as follows: base salary is 15%, annual bonus is 65%, and long-term awards are 20%.
The base pay component for each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.
The annual bonus is calculated based on two factors: a formulaic performance portion and a discretionary portion. In general, the formulaic performance portion is a much larger part of the annual bonus than the discretionary portion. The formulaic performance portion of the annual bonus is measured against the one, three and five year performance, or performance since inception, as applicable, of the fund(s) relative to an appropriate Morningstar peer group category selected by senior management. Performance is measured on a pre-tax basis. The compensation structure is weighted towards long-term performance of the funds, with one year performance weighted at 20%, three year performance rated at 30%, and five year performance weighted at 50%. This formula has the effect of rewarding consistently above median performance, which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, formulaic performance based bonus.
The discretionary portion of the annual bonus is determined by senior management of the Sub-Adviser and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.
Finally, the long-term award component consists of grants in the form of appreciation rights in regard to the common stock of the Sub-Adviser’s holding company parent, restricted shares of such common stock, as well as deferred cash investments in the fund(s) managed by a portfolio manager. Portfolio managers must elect to receive between 20% and 50% of their annual long-term award component in the form of a deferred cash award indexed to the portfolio(s) and fund(s) managed. These awards settle in cash at the end of a three-year vesting period. Through this long-term award component, the interests of the portfolio managers are further aligned with those of fund shareholders.
The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above. A portfolio manager’s compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from that described below.
The peer group category for the portfolio managers with respect to the Fund is Morningstar - Mid-Cap Value.
•	Ownership of Fund Shares. As of October 31, 2018, the Portfolio Managers beneficially owned shares of the Fund as follows:

Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Laton Spahr	$500,001–$1,000,000
Eric Hewitt	$100,001–$500,000
Brokerage Policies of the Fund
Brokerage Provisions of the Investment Advisory Agreement and the Sub-Advisory Agreement. One of the duties of the Sub-Adviser under the sub-advisory agreement is to arrange the portfolio transactions for the Fund. The sub-advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The sub-advisory agreement authorizes the Sub-Adviser to employ broker-dealers, including “affiliated brokers,” as that term is defined in the Investment Company Act, that the Sub-Adviser thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the “best execution” of the Fund’s portfolio transactions. “Best execution” means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm’s ability to provide prompt and reliable execution.
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The Sub-Adviser need not seek competitive commission bidding. However, the Sub-Adviser is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Fund is not required to pay the lowest available commission. Under the investment advisory and sub-advisory agreements, in choosing brokers to execute portfolio transactions for the Fund, the Manager and the Sub-Adviser may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager or the Sub-Adviser makes a good faith determination that the commission is fair and reasonable in relation to the services provided.
Brokerage Practices Followed by the Sub-Adviser. The Sub-Adviser allocates brokerage for the Fund subject to the provisions of the sub-advisory agreement and other applicable rules and procedures described below.
The Sub-Adviser’s portfolio traders allocate brokerage based upon recommendations from the Sub-Adviser’s portfolio managers, together with the portfolio traders’ judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Sub-Adviser’s executive officers supervise the allocation of brokerage.
Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.
Other accounts advised by the Sub-Adviser have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Sub-Adviser tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Sub-Adviser or its affiliates. If two or more accounts advised by the Sub-Adviser purchase the same security on the same day from the same dealer, each participating account in that aggregated order would receive the average share price for all transactions to the extent that order is filled through a series of transactions on that day.
Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund’s shares by (1) directing to that broker or dealer any of the fund’s portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund’s portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of “step-out” transaction). In other words, a fund and its investment adviser cannot use the fund’s brokerage for the purpose of rewarding broker-dealers for selling a fund’s shares.
However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager and the Sub-Adviser have adopted procedures (and the Fund’s Board has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the “best execution” considerations discussed above. Those procedures are designed to prevent: (1) the Sub-Adviser’s personnel who effect the Fund’s portfolio transactions from taking into account a broker’s or dealer’s promotion or sales of the Fund shares when allocating the Fund’s portfolio transactions, and (2) the Fund, the Manager, the Sub-Adviser and the Distributor from entering into agreements or understandings under which the Sub-Adviser directs or is expected to direct the Fund’s brokerage directly, or through a “step-out” arrangement, to any broker or dealer in consideration of that broker’s or dealer’s promotion or sale of the Fund’s shares or the shares of any of the other Oppenheimer funds.
The investment advisory and sub-advisory agreements permit the Manager and the Sub-Adviser to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager or Sub-Adviser by a broker through which trades are placed or by a third party at the instance of the broker.
Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager or Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager or Sub-Adviser in the investment decision making process may be paid in commission dollars.
Although the Manager and Sub-Adviser currently do not do so, the Board may permit the Manager and Sub-Adviser to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager or Sub-Adviser that: (i) the trade is not from or for the broker’s own inventory, (ii) the trade was executed by the
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broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager and Sub-Adviser to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.
The research services provided by brokers broaden the scope and supplement the research activities of the Manager and Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the Manager and Sub-Adviser to obtain market information for the valuation of securities that are either held in the Fund’s portfolio or are being considered for purchase. The Manager and Sub-Adviser provide information to the Board about the commissions paid to brokers furnishing such services, together with the Manager’s and Sub-Adviser’s representation that the amount of such commissions was reasonably related to the value or benefit of such services.
During the fiscal years ended October 31, 2016, 2017, and 2018, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended October 31, 2018, the Fund paid $1,209,532 in commissions to firms that provide brokerage and research services to the Fund with respect to $1,815,690,928 of aggregate portfolio transactions. All such transactions were on a “best execution” basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.
Fiscal Year Ended 10/31	Total Brokerage Commissions Paid by the Fund*
2016	$843,140
2017	$1,384,886
2018	$1,271,507
*	Amounts do not include spreads or commissions on principal transactions on a net trade basis.
Regular Broker-Dealers. If the Fund has acquired during its most recent fiscal year, securities of its regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act or of their parents, the following table identifies those regular brokers or dealers or their parents that derived more than 15% of their gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser as of the fiscal year ended October 31, 2018:
Name of Regular Broker or Dealer or Parent of Regular Broker or Dealer	Aggregate Holdings of the Securities of the Issuer as of the Fiscal Year Ended October 31, 2018
None	None
Distribution and Service Arrangements
The Distributor. Under its General Distributor’s Agreement with the Fund, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.
The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges (“CDSCs”) retained by the Distributor on the redemption of shares during the Fund’s three most recent fiscal years are shown in the tables below.
Class A Front-End Sales Charges
Fiscal Year Ended 10/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor*
2016	$710,805	$209,220
2017	$755,638	$225,337
2018	$520,315	$143,325
*	Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

Concessions Advanced by Distributor
Fiscal Year Ended 10/31:	Concessions on Class A Shares Advanced by Distributor*	Concessions on Class B Shares Advanced by Distributor*,**	Concessions on Class C Shares Advanced by Distributor*	Concessions on Class R Shares Advanced by Distributor*
2016	$13,454	$0	$72,377	$0
2017	$17,778	$0	$71,745	$0
2018	$15,984	$0	$56,447	$0
*	The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class C and Class R shares from its own resources at the time of sale.
**	All outstanding Class B shares were converted to Class A shares on June 1, 2018.

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Contingent Deferred Sales Charges
Fiscal Year Ended 10/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B* Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
2016	$2,003	$13,583	$9,830	$3
2017	$419	$5,568	$9,822	$0
2018	$3,446	$706	$6,428	$0
*	All outstanding Class B shares were converted to Class A shares on June 1, 2018.
Distribution and Service (12b-1) Plans. The Fund has adopted Distribution and Service Plans for Class A, Class C and Class R shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees/Directors, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees/Directors are not “interested persons” of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.
Under the plans, the Distributor may make payments to affiliates. A plan continues in effect from year to year only if the Fund’s Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees/Directors or by the vote of the holders of a “majority” (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.
The Board and the Independent Trustees/Directors must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class.
At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made.
While each plan is in effect, the Independent Trustees/Directors of the Fund will select and nominate any other Independent Trustees/Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees/Directors.
No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees/Directors from time to time.
In addition to payments made under the plan, the Sub-Adviser or the Distributor may make substantial payments from their own resources to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance or services that promote sales of the Fund’s shares. These payments, some of which may be referred to as “revenue sharing,” may relate to the Fund’s inclusion on a financial intermediary’s preferred list of funds offered to its clients.
Class A Distribution and Service Plan. Under the Class A distribution and service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund’s investment plans available and providing other services at the request of the Fund or the Distributor. The Class A distribution and service plan permits compensation to the Distributor at a rate of 0.25% of average annual net assets of Class A shares. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally makes payments to plan recipients in advance for the first year after shares are purchased and then makes payments periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.
The Distributor does not receive or retain the service fee for Class A share accounts when the investor does not have a broker of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so.
Under the Class A distribution plan, the plan provides for the Fund to pay an asset-based sales charge to the Distributor calculated at an annual rate of 0.25% of the daily net assets of Class A shares of the Fund. Effective January 1, 2003, the Board set that rate to zero. Prior to that date, the Fund paid the Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993, and 0.10% of average annual net assets representing Class A shares purchased on or after that date. The Distributor paid the entire asset-based sales charge to brokers, dealers and financial institutions.
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For the fiscal year ended October 31, 2018, payments under the Class A service plan totaled $2,245,421, of which $0 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, including $152,453 paid to an affiliate of the Distributor’s parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.
Class C and Class R Distribution and Service Plans. Under the Class C and Class R Distribution and Service Plans (each a “Plan” and together the “Plans”), the Fund pays the asset-based sales charge (the “distribution fee”) to the Distributor for its services in distributing Class C and Class R shares. The distribution fee allows investors to buy Class C and Class R shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A service plan, described above.
Payments under the Plans are made in recognition that the Distributor:
•	pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession,
•	pays the service fees in advance or periodically, as described below,
•	may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate,
•	employs personnel to support distribution of Class C and Class R shares,
•	bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses,
•	may not be able to adequately compensate dealers that sell Class C and Class R shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans,
•	receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees,
•	may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares,
•	may experience increased difficulty selling the Fund’s shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and
•	may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.
The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients. Distribution fees on Class R shares are paid to recipients periodically.
Service fees for the first year after Class C shares are purchased are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has an agreement with the Distributor, the Distributor may pay the Class C service fees to recipients periodically in lieu of paying the first year fee in advance. If Class C shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment. Class R service fees are paid to recipients periodically.
Class C or Class R shares may not be purchased by a new investor without the investor designating a registered broker-dealer. Where a current investor no longer has a broker-dealer of record for an existing account, the account will be held on behalf of the Fund(s). In those cases, the Distributor will then retain the distribution fees paid on Class C and Class R shares, but will not retain any service fees.
Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor’s actual expenses in selling Class C and Class R shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC’s collected on redeemed shares.
The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class C expenses by 1.00% and increase the annual Class R expenses by 0.50% of net assets.
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Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 10/31/18
Class	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate
Class B Plan*	$13,032	$8,736	$294
Class C Plan	$2,044,017	$93,587	$30,649
Class R Plan	$370,841	$37,150	$21,797
*	All outstanding Class B shares were converted to Class A shares on June 1, 2018.
All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.
Payments to Financial Intermediaries
Financial intermediaries may receive various forms of compensation or reimbursement in the form of 12b-1 distribution and service plan payments as described in the preceding section. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary’s clients, also described in this SAI. In addition, the Sub-Adviser, the Transfer Agent, Sub-Transfer Agent and the Distributor may make payments to broker-dealers, other financial intermediaries or to service providers for some or all of the following services: distribution, promotional and marketing support, operational and recordkeeping, sub-accounting, networking and administrative services.
The types of financial intermediaries that may receive compensation for providing such services include, but are not limited to, broker-dealers, financial advisors, registered investment advisers, sponsors of fund “supermarkets,” sponsors of fee-based advisory or wrap fee-based programs, sponsors of college and retirement savings programs, banks, trust companies, retirement plan or qualified tuition program administrators, third party administrators, financial intermediaries that offer products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.
Types of payments to financial intermediaries may include, without limitation, all or portions of the following:
1.	Payments made by the Fund, or by an investor buying or selling shares of the Fund, including:
•	an initial front-end sales charge, all or a portion of which is payable by the Distributor to financial intermediaries (see the “More About Your Account” section in the Fund’s prospectus); and
•	ongoing asset-based distribution and/or service fees (described in the section “Distribution and Service Arrangements - Distribution and Service (12b-1) Plans” above).
2.	Payments made by the Transfer Agent or Sub-Transfer Agent to financial intermediaries, to compensate or reimburse them for services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, operational and recordkeeping and other administrative services. These payments are made out of the Transfer Agent’s or Sub-Transfer Agent’s own resources and/or assets, including from the revenues or profits derived from the transfer agency fees the Transfer Agent receives from the Fund.
Financial intermediaries will not receive any operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” for Class I shares.
3.	In addition, the Sub-Adviser or Distributor may, at their discretion, make the following types of payments from their own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Manager for sub-advisory services on behalf of the Fund. Payments are made based on the guidelines established by the Sub-Adviser and Distributor, subject to applicable law. These payments are often referred to as “revenue sharing” payments, and may include, but are not limited to:
•	compensation for marketing or promotional support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and other promotional or marketing services; and
•	other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.
4.	The Distributor may also provide, accept and/or cover the cost of certain non-cash compensation items, subject to internal policies and applicable FINRA regulations.
Although an intermediary that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, neither the Manager, the Sub-Adviser nor any advisory affiliate considers a financial intermediary’s sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.
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Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:
•	charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems;
•	marketing, promotional support and program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee-based programs, fund “supermarkets,” bank or trust company products or insurance companies’ variable annuity or variable life insurance products;
•	placement on the dealer’s list of offered funds;
•	providing representatives of the Distributor with access to a financial intermediary’s sales meetings, sales representatives and management representatives; or
•	firm support, which may include, but is not limited to, business planning assistance, “due diligence” or training meetings, advertising, or educating a financial intermediary’s sales personnel about the Oppenheimer funds.
These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund’s prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Transfer Agent, Sub-Transfer Agent, Sub-Adviser or the Distributor and any services it provides, as well as the fees and commissions it charges.
For the year ended December 31, 2017, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of one or more of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Sub-Adviser or the Distributor for marketing or program support:
1st Global Capital Corp.
Advisor Group
Allstate Life Insurance Company
American General Annuity Insurance Company
American Portfolios Financial Services, Inc.
Ameriprise Financial Services, Inc.
Ameritas Life Insurance Company
AXA Advisors, LLC
Bank of America Merrill Lynch
Cadaret Grant & Co.
Cambridge Investment Research
CCO Investment Services Corp.
Cetera Financial Group, Inc.
Charles Schwab & Co., Inc.
Citigroup Global Markets Inc.
Commonwealth Financial Network
CUNA Brokerage Services, Inc.
CUSO Financial Services, LP
Delaware Life Insurance Company
E*TRADE Financial
Edward Jones and Company
Genworth Financial, Inc.
GWFS Equities, Inc.
H.D. Vest Investment Services, Inc.
Hartford Life Insurance Company
Janney Montgomery Scott LLC
J.P. Morgan Securities, LLC
Kestra Investment Services, LLC
Ladenburg Thalmann & Co. Inc.
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, LLC
Lincoln National Life Insurance Company
LPL Financial Corporation
Massachusetts Mutual Life Insurance Company
MetLife Investors Insurance Company
Midland National Life Insurance Company
Morgan Stanley Smith Barney LLC
MSI Financial Services, Inc.
National Planning Holdings, Inc.
Nationwide Financial Services, Inc.
Northwestern Mutual Investment Services, LLC
Oppenheimer & Co. Inc.
Pacific Life Insurance Company
Park Avenue Securities LLC
Pershing LLC
PNC Investments LLC
Protective Life and Annuity Insurance Company
Prudential Investment Management Services LLC
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W. Baird & Co.
Security Benefit Life Insurance Company
Signator Investors, Inc.
State Farm VP Management Corp.
Stifel Nicolaus & Company Incorporated
The Guardian Insurance & Annuity Company, Inc.
Thrivent Investment Management
Transamerica Life Insurance Co.
UBS Financial Services, Inc.
Union Central Life Insurance Company
U.S. Bancorp Investments, Inc.
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Voya Financial
Wells Fargo Clearing Services, LLC
Zurich American Life Insurance Company
For the year ended December 31, 2017, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) received payments from the Transfer Agent or Sub-Transfer Agent (of at least $2,500) for operational and recordkeeping, networking, sub-accounting or administrative services provided:
1st Global Capital Corp.
ADP Broker-Dealer, Inc.
Alerus Retirement Solutions
Allstate Life Insurance Company
American General Annuity Insurance Company
American United Life Insurance Co.
Ameriprise Financial Services, Inc.
Ameritas Life Insurance Company
Annuity Investors Life Insurance Company
Ascensus, Inc.
AXA Equitable Life Insurance Company
Bank of America Merrill Lynch
Benefit Consultants Group
Benefit Plans Administrative Services, Inc.
Benefit Trust Company
BMO Harris Bank, N.A.
Charles Schwab & Co., Inc.
CUNA Mutual Group
Davenport & Company LLC
David Lerner Associates, Inc.
Delaware Life Insurance Company
Digital Retirement Solutions
Edward Jones and Company
Fidelity Brokerage Services LLC
Genworth Financial, Inc.
Great-West Life and Annuity Insurance Company
GWFS Equities, Inc.
H.D. Vest Investment Services, Inc.
Hartford Life Insurance Company
Hewitt Associates LLC
Jefferson National Life Insurance
John Hancock Life Insurance Company
John Hancock Trust Company LLC
J.P. Morgan Broker-Dealer Holdings, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning LLC
Lincoln National Life Insurance Company
LPL Financial Corporation
Massachusetts Mutual Life Insurance Company
Matrix Settlement & Clearance Services
Mercer HR Services
MetLife Investors Insurance Company
Mid Atlantic Capital Corporation
Midland National Life Insurance Company
Milliman, Inc.
Minnesota Life Insurance Company
Mony Life Insurance Company of America
Morgan Stanley Smith Barney LLC
Nationwide Financial Services, Inc.
Newport Retirement Services
Northwest Plan Services Inc.
Oppenheimer & Co. Inc.
Pacific Life Insurance Company
PenServ Plan Services, Inc.
Pershing LLC
Phoenix Life Insurance Company
Plan Administrators Inc.
PlanMember Securities Corporation
PNC Bank N.A.
Principal Life Insurance Company
Protective Life and Annuity Insurance Company
Prudential Investment Management Services LLC
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Reliance Trust Co.
Robert W. Baird & Co.
Sammons Financial Network, LLC
Security Benefit Life Insurance Company
Security Financial Resources, Inc.
SEI Private Trust Company
Standard Insurance Company
Stifel Nicolaus & Company Incorporated
T. Rowe Price
TD Ameritrade Clearing, Inc.
The Guardian Insurance & Annuity Company, Inc.
Tiaa-Cref Individual & Institutional Services, LLC
Transamerica Life Insurance Co.
Transamerica Retirement Services
Trust Company of America
UBS Financial Services, Inc.
Ultimus Fund Solutions, LLC
Union Central Life Insurance Company
U.S. Bank N.A.
VALIC Financial Advisors, Inc.
Vanguard Group
Voya Financial
Wells Fargo Clearing Services, LLC
Zurich American Life Insurance Company

About Your Account
The Fund’s prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund’s policies regarding those share transactions. It should be read in conjunction with the information in the Fund’s prospectus. The appendix to the Fund’s prospectus titled
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“Special Sales Charge Arrangements and Waivers” provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.
Determination of Net Asset Value Per Share. The net asset value, or “NAV,” of the Fund is determined by subtracting the expenses and liabilities attributable to the Fund as a whole from the value of the Fund’s assets. The net assets attributable to each class is determined by pro rating the net assets of the Fund according to the relative number of shares of each class. The net asset value per share for each class of shares of the Fund is determined by subtracting from the value of the Fund’s net assets attributable to the class, those expenses and liabilities that are attributable to the class, and dividing the result by the number of shares of that class that are outstanding.
The NAV is determined as of 4:00 p.m., Eastern time, on each day that the New York Stock Exchange (the “NYSE”) is open, except if there is an NYSE scheduled early closing the Fund will calculate the net asset value for each share class as of the NYSE scheduled early closing time (the “Valuation Time”). The NYSE’s most recent annual announcement (which is subject to change) states that it will close on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.
Trading in certain securities may occur when the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund’s NAVs will not be calculated on those days, the value of the Fund’s assets, and in turn, the Fund’s NAVs may be significantly affected when shareholders may not purchase or redeem shares.
Securities Valuation. The Fund’s Board has adopted valuation procedures for the valuation of the Fund’s assets and has delegated the day-to-day responsibility for valuation, including fair value determinations, under those procedures to the Manager. The Manager has established a valuation committee which oversees those responsibilities. Fair value determinations are subject to review and approval or ratification by the Board at or prior to its next scheduled meeting after the fair valuations are determined.
Depending on the type of asset held by the Fund, assets are generally valued as follows:
•	Equity securities (both U.S. and foreign) traded on a securities exchange are valued based on the official closing price on the principal exchange on which the security is traded, prior to when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If neither the official closing price nor the last sales price is available, the security is valued based on prices derived from bid and/or asked quotes from the exchange or broker-dealers or at fair value.
•	Fixed Income securities (both U.S. and foreign and including corporate, government and municipal or tax-exempt securities), event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices as determined by a pricing service or by utilizing evaluated prices provided by third party pricing services who may use matrix pricing methods to determine the evaluated prices. Standard inputs generally considered by third-party pricing vendors include, but are not limited to, reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other factors. Pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some Fund trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. If a security cannot be valued in the manner stated above, the security is valued based on information derived from bid and/or asked prices for round lots from broker-dealers. If a fixed income security with a remaining maturity of 60 days or less cannot be valued in the manner stated above, the security is valued at cost adjusted by the amortization of discount or premium to maturity.
•	Exchange-traded derivatives (other than futures and futures options) are valued at the last sale price on their principal exchange. If the exchange-traded derivative cannot be valued at the last sale price, it is valued at the mean between the closing bid and asked prices on the exchange. Futures and futures options traded on an exchange are generally valued at the official settlement price on their principal exchange. Over-the-counter (OTC) derivatives (other than a forward currency exchange contract) are valued by a pricing service or if a value from the pricing service is not available, by one or more prices from dealers, which may be or include the counterparty to the derivative transaction.
•	Shares of an investment company or a fund’s wholly-owned subsidiary (if applicable) that are not traded on an exchange and shares of OFI Global China Fund LLC are valued at their NAV per share.
Fair Value Pricing. Securities for which market quotations are not readily available or of an issuer or market to which a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee attempts to consider all relevant facts that are reasonably available, through either public information or other reasonably available information, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as
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unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Fair Value Pricing of Foreign Securities. Many foreign markets close hours before the Fund values its foreign investments. As a result, significant events, including events affecting a specific issuer or security, broad market movements or volatility that occurs in U.S. markets after the close of foreign securities markets, may occur during that time that could affect the values of foreign securities held by the Fund, and in turn, the Fund’s net asset values. The Fund uses fair value pricing more frequently for foreign securities to take those factors into account. Because some foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot buy or redeem Fund shares.
Additionally, the Manager has contracted with a pricing service that provides a methodology to assist in monitoring for significant events that may materially affect the value of foreign securities of the Fund, or to adjust closing or evaluated prices of securities traded in foreign or domestic markets as of the Valuation Time, based upon factors such as, but not limited to, volatility of certain securities markets (measured by changes in an appropriate market index) and the correlation of a foreign security’s sensitivity to such U.S. market volatility.
Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund’s assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.
For calculating the Fund’s net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund’s total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allocated equally to each outstanding share within a given class.
Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.
How to Buy Shares
The Oppenheimer Funds. The “Oppenheimer funds” are those mutual funds for which the Distributor acts as distributor and currently include the following:
OFI Pictet Global Environmental Solutions Fund
OFI SteelPath Series Trust:
Oppenheimer SteelPath MLP & Energy Infrastructure Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Focus Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Integrity Funds:
Oppenheimer Global Unconstrained Bond Fund
Oppenheimer Preferred Securities and Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Intermediate Income Fund
Oppenheimer Intermediate Term Municipal Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Equity Fund
Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Macquarie Global Infrastructure Fund
Oppenheimer Main Street Funds:
Oppenheimer Main Street Fund
Oppenheimer Main Street All Cap Fund
Oppenheimer Main Street Mid Cap Fund
Oppenheimer Main Street Small Cap Fund
Money Market Funds:
Oppenheimer Government Cash Reserves

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Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund
Oppenheimer Multi-State Municipal Trust:
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Municipal Fund
Oppenheimer Portfolio Series Funds:
Active Allocation Fund
Conservative Investor Fund
Growth Investor Fund
Moderate Investor Fund
Oppenheimer Quest for Value Funds:
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Short Duration High Yield Municipal Fund:
Oppenheimer Rochester Short Duration High Yield Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Series Fund:
Oppenheimer Value Fund
Oppenheimer Short Term Municipal Fund
Oppenheimer Small Cap Value Fund
Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath Panoramic Fund
Oppenheimer Ultra-Short Duration Fund
Rochester Portfolio Series:
Oppenheimer Rochester Limited Term New York Municipal Fund
Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class offers different shareholder privileges and features. The net income attributable to each class of shares and the dividends payable on each class of shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which some share classes are subject.
The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares of the Oppenheimer funds normally are sold subject to an initial sales charge (except Oppenheimer Government Cash Reserves, Oppenheimer Government Money Market Fund and Oppenheimer Ultra-Short Duration Fund). The purpose of the deferred sales charge and asset-based sales charge that are applicable to some other share classes is the same as that of the initial sales charge on Class A shares of many of the Oppenheimer funds—to compensate the Distributor and brokers, dealers and financial institutions that sell shares of those funds. A salesperson who is entitled to receive compensation from his or her firm for selling shares of the Oppenheimer funds may receive different levels of compensation for selling one class of shares rather than another.
Class A Sales Charges Reductions and Waivers. There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except for the money market funds (under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a CDSC). As discussed in the Fund’s prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling expenses, or when a financial intermediary has entered into an agreement with the Distributor. The appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers” includes additional information regarding certain of these sales charge reductions and waivers.
A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.
Letter of Intent. Under a Letter of Intent (a “Letter”), you may be able to reduce the initial sales charge rate that applies to your Class A share purchases of the Fund if you purchase Class A or Class C shares of the Fund or Class A or Class C shares of other Oppenheimer funds or Class A and Class C units of advisor sold college savings programs, for which an affiliate of the Manager or the Distributor serves as the Program Manager or Program Distributor.
A Letter is an investor’s statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13 month period (the “Letter period”), which begins on the date of the investor’s first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to any purchases that are made. The investor agrees that shares equal in value to 2% of the
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intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in “Terms of Escrow That Apply to Letters of Intent” below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying college savings program holdings.
To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of “qualified” Class A and Class C shares and Class A and Class C units during the Letter period. Purchases of Class R, Class Y or Class I shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Government Money Market Fund or Oppenheimer Government Cash Reserves on which a sales charge has not been paid do not count as “qualified” shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor’s total holdings of qualified shares on the last day of the Letter period equals or exceeds the intended purchase amount.
If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.
If subsequent eligible purchases during the Letter period cause the amount of total eligible purchases to exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Fund’s prospectus), the sales charges paid on those subsequent purchases will be charged at the lower rate as permitted under the Fund’s Right of Accumulation policy.
By establishing a Letter, the investor agrees to be bound by the terms of the Fund’s prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.
Terms of Escrow That Apply to Letters of Intent.
1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor’s account.
2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.
3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the section titled “The Oppenheimer Exchange Privilege” in the Fund’s prospectus), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.
4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.
5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.
6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.
Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.
Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund’s shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund’s shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor
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fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor’s name, or the Fund or the Distributor may seek other redress.
AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House (“ACH”) transfer to buy the shares before the Valuation Time. If the Distributor is instructed to initiate the ACH transfer after the Valuation Time, the shares will be purchased on the next regular business day.
Dividends will begin to accrue on the shares purchased through the ACH system on the next regular business day after the purchase date. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.
Asset Builder Plans. As indicated in the Fund’s prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.
An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made three business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.
To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the “Asset Builder Plan” information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.
You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.
Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in the appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers.”
Certain special sales charge arrangements described in the appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers” apply to retirement plans whose records are maintained on a daily valuation basis by Bank of America Merrill Lynch (“Merrill Lynch”) or an independent record keeper that has a contract or special arrangement with Merrill Lynch. The amount of assets the plan had in applicable investments on the date the plan sponsor signed the Merrill Lynch record keeping service agreement determines which share classes are available for purchase. If the plan had less than $1 million in such assets, then it may purchase only Class C shares. If the plan had $1 million or more but less than $5 million in such assets it may purchase only Class R shares, if offered by the Fund. If the plan had $5 million or more in such assets it may purchase only Class A shares.
The Transfer Agent or Sub-Transfer Agent has entered into agreements with certain financial intermediaries whereby such intermediaries receive compensation for operational, record keeping, networking and sub-accounting services performed on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan’s record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan’s record keeper.
Financial intermediaries will not receive any operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” for Class I shares.
No operational and recordkeeping, networking, sub-accounting, administrative or similar types of fees, 12b-1 fees, commission payments, or so called “finder’s fees” will be paid with respect to Class I shares.
Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.
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How to Sell Shares
Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal funds wire may be delayed if the Fund’s custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal funds wire.
Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund’s agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day’s net asset value if the order was received by the broker or dealer from its customer prior to the Valuation Time.
For accounts redeemed through a broker-dealer, payment will ordinarily be made within two business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Fund’s prospectus.
Payments “In Kind.” As stated in the Fund’s prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution “in kind” of liquid securities from the Fund’s portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under “Determination of Net Asset Value Per Share.” That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. A redemption in kind may result in a taxable gain or loss to a shareholder, based on the difference between the value of the securities received and the shareholder’s tax basis in its Fund shares, to the same extent as a redemption for cash. Additional taxable gain or loss may be realized upon a later sale or disposition of such securities.
The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder, of up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period, must be redeemed solely in cash.
Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.
Requests for distributions from OppenheimerFunds-sponsored IRA’s, SEP-IRA’s, SIMPLE IRA’s, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to “Trustee, OppenheimerFunds Retirement Plans,” c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:
1.	state the reason for the distribution;
2.	if the distribution is premature, state the owner’s awareness of tax penalties; and
3.	conform to the requirements of the plan and the Fund’s other redemption requirements.
Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and Internal Revenue Service Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditions of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.
Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi-annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.
Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and
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capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor’s principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment. The redemption of shares necessary to make a requested withdrawal payment may result in a taxable gain or loss.
Because of the sales charge assessed on Class A share purchases, shareholders should usually not make additional Class A share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.
The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund prospectus.
The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.
The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. All dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.
Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.
If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Fund’s prospectus will be followed in determining the order in which the shares are transferred.
Minimum Account Balance. Except for Class I shares, the minimum account balance is $500. The minimum account balance for Class I shares is $250,000, excluding accounts for which the minimum initial investment was waived.
Involuntary Redemptions. The Fund has the right to redeem shares held in any account, except for Class I share accounts, with a value of less than $500. If the Fund exercises this right, a minimum of 30 days’ notice will be provided. Alternatively, the Transfer Agent may set requirements for shareholders so that the shares would not be involuntarily redeemed.
If a Class I account falls below the $250,000 minimum balance, the account may be redeemed or converted into a Class Y share account. This policy does not apply to Class I share accounts for which the minimum initial investment is waived.
Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.
The Fund reserves the authority to modify the minimum balance policies in its discretion.
Reinvestment Privilege. Within three months after redeeming Class A shares, a shareholder may reinvest all or part of the redemption proceeds in Class A shares without a sales charge if:
•	An initial sales charge was paid on the redeemed Class A shares or a Class A CDSC was paid when the shares were redeemed.
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The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in “How to Exchange Shares” below. This privilege does not apply to any other share class or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.
Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and, except as provided below, reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if shares on which a sales charge was paid are redeemed before the 91st day after such shares were acquired and if the redemption proceeds are reinvested in shares of the Fund or another of the Oppenheimer funds on or before January 31 of the calendar year following the calendar year in which the Fund shares were redeemed, the shareholder’s basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid for purposes of determining the amount of gain or loss on the redemption. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.
How to Exchange Shares
Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.
As stated in the Fund’s prospectus, shares of a particular class of an Oppenheimer fund may be exchanged only for shares of the same class of other Oppenheimer funds. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.
You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI.
The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in “Reinvestment Privilege,” above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.
The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days’ notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.
How Exchanges Affect Contingent Deferred Sales Charges. If shares acquired by exchange are later redeemed within the CDSC holding period applicable to those acquired shares, the CDSC applicable to the share class of the Oppenheimer fund you are exchanging into will apply to the acquired shares. This includes the redemption of shares of Oppenheimer Government Cash Reserves and Oppenheimer Government Money Market Fund that were acquired by exchange.
When shares that are subject to a CDSC are exchanged, the priorities for the imposition of the CDSC described in “About Your Account” in the Fund’s prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of any remaining shares.
For circumstances in which a CDSC on shares acquired by exchange may be waived, see the appendix to the Fund’s prospectus titled “Special Sales Charge Arrangements and Waivers.”
Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the
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exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.
Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks after notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in “The Oppenheimer Exchange Privilege” section in the Fund’s prospectus.
The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.
The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.
Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the Valuation Time (the “Redemption Date”). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it is determined that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.
When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.
Shares that are subject to a restriction cited in the Fund’s prospectus or this SAI will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.
Distributions and Taxes
Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions (“distributions”) and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund’s portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.
Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Dividend distributions on Class C and Class R shares are expected to be lower than dividend distributions on Class A, Class Y and Class I shares because of the effect of the asset-based sales charge on Class C and Class R shares. Distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another Oppenheimer fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.
Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Government Money Market Fund. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.
Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Fund’s prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Fund’s prospectus and this SAI is based on tax laws and regulations in effect on the date of the Fund’s prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or
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administrative action, sometimes with retroactive effect. State, local and non-U.S. tax treatment may differ from the treatment under the Internal Revenue Code as described below.
Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction’s tax rules affecting an investment in the Fund.
Qualification and Taxation as a Regulated Investment Company. The Fund intends to qualify each year to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. As long as it so qualifies, it may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating corporate income tax that would otherwise be imposed on such income or gains. Qualification as a RIC also allows, under certain conditions, for the characterization of the distributions made to shareholders as being composed of specific types of tax-favored income such as corporate dividends and capital gains.
Even though the Fund expects to qualify as a RIC, to the extent that it distributes less than all of its income, it may still be subject to a corporate income tax and an excise tax. In addition, any investment income or proceeds received from a foreign source may be subject to foreign withholding or other taxes, although the rate of any such withholding or other tax may be reduced under an income tax treaty if the qualifications for the benefits of the treaty are met. If possible, the Fund will operate so as to qualify for such reduced rates. Any foreign withholding or other taxes will reduce the Fund’s income and capital gain. To the extent investments are made in passive foreign investment companies (described below) corporate income tax and interest charges on distributions or gains may apply, even if those amounts are distributed to shareholders.
Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.
Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in “qualified publicly traded partnerships.”
Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund’s assets must consist of U.S. government securities, securities of other RICs, securities of other issuers (“Other Issuers”) and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund’s assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund’s total assets may be invested, including through corporations in which the Fund owns a 20% or greater voting stock interest, in (1) the securities of any one issuer (other than U.S. government securities and the securities of other RICs), (2) the securities of two or more issuers (other than the securities of other RICs) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.
Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least the sum of 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain over its net long-term capital loss, and 90% of its net tax-exempt income for the taxable year.
Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply and are met) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had “earnings and profits” (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions might qualify for the tax rate on qualified dividend income and, in the case of corporations, they might qualify for the dividends-received deduction.
As discussed above, the Fund needs to satisfy certain requirements relating to the source of its income, diversification of assets, and distribution of income, in order to qualify for favorable U.S. federal tax treatment as a RIC. If the Fund enters into derivative financial instruments or similar transactions, it will consider the requirements for qualification as a RIC, the expected tax treatment of such transactions, as well as the applicable regulatory rules and authorities. However, there may be no direct authority specifically addressing the application of the rules applicable to RICs to certain potential derivative financial instrument activities, including for instance securities lending activities, that may be entered into by the Fund. As a result, in certain cases, the tax treatment of a transaction entered into by the Fund may be uncertain and there
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can be no assurance that the tax authorities in question or a court of law, will agree with the Fund’s characterization of a transaction in applying the qualification requirements for tax treatment as a RIC, or with respect to the recognition of income, deductions, gain, or loss, or any liability for taxes arising from such transaction.
Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund’s holding period in its investments, change the character of, or accelerate, the Fund’s income, defer or disallow the Fund’s deductions and losses, and compel the Fund to include in taxable income otherwise unrealized appreciation in its assets. For example, if the Fund invests in foreign currencies or securities denominated in foreign currencies, losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income under certain circumstances. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund’s distributions. In addition, part of an “interest” payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.
Certain positions in the Fund’s portfolio may have to be marked to market (that is, treated as if they were sold and repurchased on the last day of the Fund’s taxable year). Such “deemed sales” under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules. In addition, the Fund’s investments in zero coupon securities, deferred interest securities, capital appreciation bonds or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities. Effective for taxable years beginning after 2017, Section 451 of the Internal Revenue Code generally requires an accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer’s financial statements. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a RIC and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities earlier than it might otherwise have done.
Passive Foreign Investment Companies. If the Fund invests in a “passive foreign investment company” (“PFIC”), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from certain PFIC distributions or the sale of PFIC shares is allocated ratably to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year’s ordinary income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund’s actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and interest that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and interest would reduce the investment return of the Fund.
If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which PFICs frequently do not provide), the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) and, in lieu of the tax consequences described above, the Fund would be required to include in each year’s income its share of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund.
Alternatively, if the Fund invests in marketable stock of a PFIC, it may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased such PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service. By making either election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC’s stock. The amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test (discussed above) and for excise tax purposes.
A foreign issuer in which the Fund invests will not be treated as a PFIC with respect to the Fund if such issuer is a controlled foreign corporation (“CFC”) and the Fund holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the Fund generally would be a “U.S. Shareholder” of the CFC and would be required to include in gross income each year, as ordinary income, its pro rata share of the CFC’s “subpart F income” (which generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives) whether or not the CFC distributes such amounts to the Fund. Under proposed regulations, such income will be considered “qualifying income” for purposes of the Fund’s qualification as a regulated investment company only to the extent such income is timely distributed to the Fund. If a net loss is realized by a CFC, such loss is generally not available to offset the income earned by the Fund.
Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income
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earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager and/or OFI may determine that it would be in the shareholders’ best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce shareholder total returns from the Fund.
Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. The Fund’s distributions will be treated as dividends to the extent paid from the Fund’s earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund’s earnings and profits will be treated as a return of capital to the extent of each shareholder’s basis in his or her shares, and any remaining amount in excess of such basis will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital. A reduction in the basis of shares could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale or exchange of the shares.
Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, if the Fund invests in stock, a portion of the Fund’s ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on “qualified dividend income” as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the Internal Revenue Service. The percentage of each distribution that corresponds to a particular type of income will generally be based on how much of that income the Fund earns for the taxable year in accordance with the Internal Revenue Service rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund’s taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.
Distributions Derived from Dividends. If the Fund earns dividend income from U.S. corporations, for the Fund’s corporate shareholders to claim the dividends-received deduction against the Fund’s distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock’s ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt-finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund’s shares for at least 46 days during a specified period that includes the portfolio stock’s ex-dividend date and (2) does not debt-finance its investment in the Fund’s shares. To the extent the Fund’s distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.
If the Fund earns qualified dividend income, as discussed below, special rules may also apply to regular dividends paid to a non-corporate shareholder of the Fund. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder’s net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund’s gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund’s gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund’s qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.
“ Qualified dividend income” generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock’s ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include “payments in lieu of dividends” received in securities lending transactions or dividends received from a real estate investment trust or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such real estate investment trust or RIC. Dividends received from a foreign corporation that, for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a PFIC will not be qualified dividends. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.
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Pursuant to proposed regulations on which the Funds may rely, distributions by a Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
Although current regulatory guidance is somewhat unclear, subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from the Fund’s investment in a qualified publicly traded partnership will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from a publicly traded partnership. Technical correction legislation to change this treatment is currently under consideration in Congress.
Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources generally will be treated as ordinary income to the shareholder:
•	income from certain taxable investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, or its agencies and instrumentalities) or from bonds or other debt obligations;
•	income from loans of portfolio securities;
•	income or gains from certain options or futures;
•	any net short-term capital gain;
•	any market discount accrual on tax-exempt bonds; and
•	certain foreign currency gains.
Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund’s shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.
If the Fund elects to retain all or a portion of its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report that portion of the gain as long-term capital gain, will be able to claim that portion of the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.
Foreign Source Income. Investment income and proceeds that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source or other foreign taxes. If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit such shareholder’s share of that amount against the shareholder’s U.S. federal income tax due, or deduct his or her share of that amount from his or her U.S. taxable income. If the Fund has investments in foreign securities, the Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.
Shortly after the end of any year for which it makes such an election, the Fund will report to its shareholders the amount of such foreign tax that must be included in each shareholder’s gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year cannot exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder’s taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign taxes for the taxable year do not exceed $300 ($600 for a joint return).
As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder’s proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the
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sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.
Tax Consequences of Share Redemptions. If all or a portion of a shareholder’s investment in the Fund is redeemed, the shareholder will generally recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder’s adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.
All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder exercises the exchange or reinvestment privilege within 90 days after acquiring Fund shares, and no later than January 31 of the following calendar year, in certain circumstances, any loss that the shareholder recognizes on the redemption or exchange will be reduced, or any gain will be increased, to the extent that any sales charge paid on the redeemed or exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange or reinvestment privilege. Such sales charge will be treated as an amount paid for the new shares.
Additional Taxes on Certain Net Investment Income. An additional 3.8% Medicare tax applies to certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Backup Withholding. The Fund will be required in certain cases to withhold a certain percentage of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an “exempt recipient” (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders after the end of each calendar year with a copy sent to the Internal Revenue Service. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability, provided the required information is timely provided to the Internal Revenue Service.
Taxation of U.S. Tax-Exempt Shareholders. A tax-exempt shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder or if the Fund recognizes “excess inclusion income” and the amount of such income exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). The Fund could recognize excess inclusion income with respect to its indirect investments in real estate investment trusts that hold residual interests in real estate mortgage conduits or which are, or have certain wholly-owned subsidiaries that are, taxable mortgage pools. Tax-exempt shareholders, including in particular charitable remainder trusts, are urged to consult their tax advisers with respect to the particular consequences of an investment in the Fund.
Taxation of Foreign Shareholders. Under the Internal Revenue Code, taxation of a foreign shareholder depends primarily on whether the foreign shareholder’s income from the Fund is effectively connected with the conduct of a U.S. trade or business. A “foreign shareholder” includes, but is not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.
If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status (using the applicable Internal Revenue Service Form W-8), the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not “effectively connected income,” will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign shareholder’s country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the Internal Revenue Service. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the
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United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.
Properly reported dividends paid to foreign shareholders will generally be exempt from U.S. withholding tax provided such dividends (i) are derived from the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through a financial intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.
The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above and the possible applicability of U.S. estate tax.
Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. Under proposed regulations, FATCA withholding on the gross proceeds of share redemptions and certain capital gain distributions, scheduled to take effect beginning January 1, 2019, has been eliminated. Such proposed regulations are subject to change. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid Internal Revenue Service Form W-9 or Internal Revenue Service Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid Internal Revenue Service Form W-8BEN-E (or other applicable Form W-8) indicating the entity’s compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this legislation to them.
Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances. Some states may similarly require such transactions to be reported separately with the appropriate state taxing authorities.
Additional Information About the Fund
The Distributor. The Fund’s shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Sub-Adviser that acts as the Fund’s Distributor. The Distributor also distributes shares of the other Oppenheimer funds.
The Transfer Agent. OFI Global Asset Management, Inc. is the Fund’s Transfer Agent. It serves as the Transfer Agent for a fee based on annual net assets. Shareholder Services, Inc., an affiliate of the Transfer Agent, doing business as OppenheimerFunds Services, is the Fund’s Sub-Transfer Agent. OppenheimerFunds Services is responsible for maintaining the Fund’s shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to OppenheimerFunds Services at the address and toll-free numbers shown on the back cover.
Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.
The Custodian. Citibank, N.A. is the custodian of the Fund’s cash balances and portfolio securities, except affiliated mutual fund shares. The custodian’s responsibilities include safeguarding and controlling the Fund’s portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The
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Fund’s cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation (“FDIC”). These uninsured balances may at times be substantial. The Sub-Transfer Agent records the Fund’s positions in affiliated mutual fund shares that may be held by the Fund.
Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund’s financial statements and performs other related audit and tax services. KPMG LLP also acts as the independent registered public accounting firm for the Manager, the Sub-Adviser and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.
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Appendix
Ratings Definitions
Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations (“NRSROs”) listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.
Moody’s Investors Service, Inc. (“Moody’s”)
GLOBAL RATING SCALES
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.1,2
Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings.3 The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.
Global Long-Term Rating Scale
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a (hyb) indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Global Short-Term Rating Scale
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
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U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS
Short-Term Obligation Ratings
While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
* For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.
VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.
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S&P Global Ratings (“S&P”), a part of McGraw-Hill Financial
ISSUE CREDIT RATINGS
A S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Issue credit ratings are based, in varying degrees, on S&P analysis of the following considerations:
•	The likelihood of payment-the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•	The nature of and provisions of the financial obligation and the promise we impute;
•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
LONG-TERM ISSUE CREDIT RATINGS
AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such
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payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
SHORT-TERM ISSUE CREDIT RATINGS
A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
MUNICIPAL SHORT-TERM NOTE RATINGS
An S&P U.S. municipal note rating reflects S&P opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P analysis will review the following considerations:
•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
ISSUER CREDIT RATINGS
An S&P issuer credit rating is a forward-looking opinion about an obligor’s overall creditworthiness. This opinion focuses on the obligor’s capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. Counterparty credit ratings, corporate credit ratings and sovereign credit ratings are all forms of issuer credit ratings. Issuer credit ratings can be either long-term or short-term.
LONG-TERM ISSUER CREDIT RATINGS
AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.
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AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.
A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.
BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.
BB; B; CCC; and CC: Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligor rated ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments.
B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.
CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.
CC: An obligor rated ‘CC’ is currently highly vulnerable. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.
SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ is in default on one or more of its financial obligations including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. An obligor is considered in default unless S&P believes that such payments will be made within five business days of the due date in the absence of a stated grace period, or within the earlier of the stated grace period or 30 calendar days. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor’s rating is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.
NR: An issuer designated ‘NR’ is not rated.
Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
SHORT-TERM ISSUER CREDIT RATINGS
A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.
A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.
A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.
B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C: An obligor rated ‘C’ is currently vulnerable to nonpayment that would result in a ‘SD’ or ‘D’ issuer rating, and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.
R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.
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SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated), excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms, when it came due. An obligor is considered in default unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding hybrid instruments classified as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor’s rating is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.
NR: An issuer designated ‘NR’ is not rated.
Fitch Ratings, Inc.
Fitch Ratings publishes opinions on a variety of scales. The most common of these are credit ratings, but the agency also publishes ratings, scores and other relative opinions relating to financial or operational strength. For example, Fitch also provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.
Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign, financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms investment grade and speculative grade are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.
For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its web page. Such issues are also denoted as ‘NR’.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings please refer to Fitch’s Ratings Transition and Default studies which detail the historical default rates and their meaning. The European Securities and Markets Authority also maintains a central repository of historical default rates.
Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).
The primary credit rating scales can be used to provide a rating of privately issued obligations or certain note issuance programs or for private ratings. In this case the rating is not published, but only provided to the issuer or its agents in the form of a rating letter.
The primary credit rating scales may also be used to provide ratings for a more narrow scope, including interest strips and return of principal or in other forms of opinions such as Credit Opinions or Rating Assessment Services. Credit Opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit Opinions will be indicated using a lower case letter symbol combined with either an '*' (e.g., 'bbb+*') or (cat) suffix to denote the opinion status. Credit Opinions will be point-in-time typically but may be monitored if the analytical group believes information will be sufficiently available. Rating Assessment Services are a notch-specific view using the primary rating scale of how an existing or potential rating may be changed by a given set of hypothetical circumstances. Rating Assessments are point-in-time opinions. Rating Assessments are not monitored; they are not placed on Watch or assigned an Outlook and are not published.
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INTERNATIONAL CREDIT RATING SCALES
The Primary Credit Rating Scales (those featuring the symbols 'AAA'–'D’ and 'F1'–'D') are used for debt and financial strength ratings. This page describes their use for issuers and obligations in corporate, public, structured and infrastructure and project finance debt markets.
Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA–‘; each a rating level). Such suffixes are not added to ‘AAA’ ratings. For corporate finance obligation ratings, they are not appended to rating categories below the ‘CCC’. For all other sectors/obligations, they are not assigned to rating categories below the ‘B’. For the short-term rating category of ‘F1’, a ‘+’ may be appended. For Viability Ratings, the modifiers '+' or '-' may be appended to a rating to denote relative status within categories from 'aa’ to 'b'.
International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments.
The Local Currency International Rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility (T&C) risk).
Foreign Currency Ratings additionally consider the profile of the issuer or note after taking into account T&C risk. This risk is usually communicated for different countries by the Country Ceiling, which caps the foreign currency ratings of most, though not all, issuers within a given country.
Where the rating is not explicitly described in the relevant Rating Action Commentary as local or foreign currency, the reader should assume that the rating is a Foreign Currency Rating (i.e., the rating is applicable for all convertible currencies of obligation).
ISSUER DEFAULT RATINGS
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC: Substantial credit risk. Default is a real possibility.
CC: Very high levels of credit risk. Default of some kind appears probable.
C: Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:
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a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. the formal announcement by the issuer or their agent of a distressed debt exchange.
d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
RD: Restricted default. 'RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
a. an uncured payment default on a bond, loan or other material financial obligation, but
b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
c. has not otherwise ceased operating.
This would include:
i.	the selective payment default on a specific class or currency of debt;
ii.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
iii.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.
D: Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or that has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High short-term default risk. Default is a real possibility.
RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.
DBRS
LONG-TERM OBLIGATIONS
The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories (high) and (low). The absence of either a (high) or (low) designation indicates the rating is in the middle of the category.
AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
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A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC/CC/C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange.”
COMMERCIAL PAPER AND SHORT-TERM DEBT
The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories (high), (middle), and (low).
R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange.”
Kroll Bond Rating Agency (“KBRA”)
LONG-TERM CREDIT RATINGS
Kroll Bond Rating Agency (KBRA) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.
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AAA: Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.
AA: Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.
A: Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.
BBB: Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.
BB: Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.
B: Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.
CCC: Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.
CC: Determined to be near default or in default with average recovery expectations.
C: Determined to be near default or in default with low recovery expectations.
D: KBRA defines default as occurring if:
1. There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.
2. The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.
3. The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.
KBRA may append – or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.
SHORT-TERM CREDIT RATINGS
Kroll Bond Rating Agency’s short-term ratings indicate an ability to meet obligations that typically have maturities of thirteen months or less when issued by corporate entities, financial institutions, and in connection with structured finance transactions. When applied to municipal obligations, KBRA’s short-term ratings typically indicate an ability to meet obligations of three years or less. Short-term ratings may be assigned to both issuers and to specific obligations. As compared to long-term ratings, greater emphasis is placed on an obligor’s liquidity profile and access to funding. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.
K1: Very strong ability to meet short-term obligations.
K2: Strong ability to meet short-term obligations.
K3: Adequate ability to meet short-term obligations.
B: Questionable ability to meet short-term obligations.
C: Little ability to meet short-term obligations.
D: KBRA defines default as occurring if:
1. There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.
2. The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.
3. The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.
KBRA may append a + modifier to ratings in the K1 category to indicate exceptional ability to meet short-term obligations.
Footnotes to Appendix:
1.	For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, long-term and short-term ratings reflect the likelihood of impairment and financial loss in the event of impairment.
2.	Supranational institutions and central banks that hold sovereign debt or extend sovereign loans, such as the IMF or the European Central Bank, may not always be treated similarly to other investors and lenders with similar credit exposures. Long-term and short-term ratings assigned to obligations held by both supranational institutions and central banks, as well as other investors, reflect only the credit risks faced by other investors unless specifically noted otherwise.
3.	Like other global scale ratings, (sf) ratings reflect both the likelihood of a default and the expected loss suffered in the event of default. Ratings are assigned based on a rating committee’s assessment of a security’s expected loss rate (default probability multiplied by expected loss severity), and may be subject to the constraint that the final expected loss rating assigned would not be more than a certain number of notches, typically three to five notches, above the rating that would be assigned based on an assessment of default probability alone. The magnitude of this constraint may vary with the level of the rating, the seasoning of the transaction, and the uncertainty around the assessments of expected loss and probability of default.
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Financial Statements
The Fund’s audited Financial Statements, included in the Fund’s Annual Report dated October 31, 2018, including the notes thereto and the report of KPMG LLP thereon, are incorporated by reference into this Statement of Additional Information.
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Oppenheimer Mid Cap Value Fund
Website
www.oppenheimerfunds.com
Investment Adviser and Sub-Adviser
OFI Global Asset Management, Inc. and OppenheimerFunds, Inc.
225 Liberty Street
New York, New York 10281-1008
Distributor
OppenheimerFunds Distributor, Inc.
225 Liberty Street
New York, New York 10281-1008
Transfer Agent and Sub-Transfer Agent
OFI Global Asset Management, Inc. and Shareholder Services Inc. doing business as OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)
Custodian Bank
Citibank, N.A.
111 Wall Street
New York, New York 10005
Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202
Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036
PX0251.001.0219

OPPENHEIMER QUEST FOR VALUE FUNDS
FORM N-1A
PART C
OTHER INFORMATION
Item 28. – Exhibits
(a)	Agreement and Declaration of Trust dated 8/15/13, as amended 9/1/2015 with respect to Schedule A: Previously filed with Registrant’s Post-Effective Amendment No. 92, (2/24/16) and incorporated herein by reference.
(b)	By-Laws dated 8/15/13: Previously filed with Registrant’s Post-Effective Amendment No. 87, (10/10/13) and incorporated herein by reference.
(c)	(i)	Article V of the Agreement and Declaration of Trust: Previously filed with Registrant’s Post-Effective Amendment No. 87, (10/10/13) and incorporated herein by reference.
	(ii)	Article II of the By-Laws: Previously filed with Registrant’s Post-Effective Amendment No. 87, (10/10/13) and incorporated herein by reference.
(d)	(i)	Restated Investment Advisory Agreement for Oppenheimer Global Allocation Fund dated 9/9/13: Previously filed with Registrant’s Post-Effective Amendment No.87, (10/10/13) and incorporated herein by reference.
	(ii)	Restated Investment SubAdvisory Agreement for Oppenheimer Global Allocation Fund dated 9/9/13: Previously filed with Registrant’s Post-Effective Amendment No.87, (10/10/13) and incorporated herein by reference.
	(iii)	Restated Investment Advisory Agreement for Oppenheimer Fundamental Alternatives Fund dated 9/9/13: Previously filed with Registrant’s Post-Effective Amendment No.87, (10/10/13) and incorporated herein by reference.
	(iv)	Restated Investment SubAdvisory Agreement for Oppenheimer Fundamental Alternatives Fund dated 9/9/13: Previously filed with Registrant’s Post-Effective Amendment No.87, (10/10/13) and incorporated herein by reference.
	(v)	Amended and Restated Investment Advisory Agreement for Oppenheimer Mid Cap Value Fund dated 7/9/15: Previously filed with Registrant’s Post-Effective Amendment No.92, (02/24/16) and incorporated herein by reference.
	(vi)	Restated Investment SubAdvisory Agreement for Oppenheimer Mid Cap Value Fund dated 9/9/13: Previously filed with Registrant’s Post-Effective Amendment No.87, (10/10/13) and incorporated herein by reference.
(e)	(i)	General Distributor's Agreement dated 11/22/95: Previously filed with Registrant's Post-Effective Amendment No. 36, (2/9/96), and incorporated herein by reference.
	(ii)	Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iii)	Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iv)	Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(v)	Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

	(vi)	Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
(f)	Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.
(g)	(i)	With respect to Global Allocation Fund and Fundamental Alternatives Fund, Global Custody Agreement dated 8/16/02, as amended: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.
	(ii)	With respect to Global Allocation Fund and Fundamental Alternatives Fund, Amendment dated 8/11/17 to the Global Custody Agreement: Previously filed with Post-Effective Amendment No. 64 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), (8/25/17), and incorporated herein by reference.
	(iii)	With respect to Mid Cap Value Fund, Global Custodial Services Agreement dated 5/3/01 as amended from time to time: Previously filed with Post-Effective Amendment No. 33 to the Registration Statement of Centennial Money Market Trust (Reg. No. 2-65245), (10/25/01), and incorporated herein by reference.
	(iv)	With respect to Mid Cap Value Fund, Amendment dated 7/31/17 to the Global Custodial Services Agreement: Previously filed with Post-Effective Amendment No. 9 to the Registration Statement of Oppenheimer Global Real Estate Fund (Reg. 333-185116), (8/25/17), and incorporated herein by reference.
	(v)	With respect to Mid Cap Value Fund, Amended and Restated Foreign Custody Manager Agreement dated 5/31/01, as amended 7/15/03: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.
(h)	Not Applicable.
(i)	Opinion and Consent of Counsel 10/10/13: Previously filed with Registrant’s Post-Effective Amendment No. 87, (10/10/13) and incorporated herein by reference.
(j)	(i)	Independent Registered Public Accounting Firm’s Consent for Oppenheimer Global Allocation Fund and for the Subsidiary: Filed herewith.
	(ii)	Independent Registered Public Accounting Firm’s Consent for Oppenheimer Fundamental Alternatives Fund and for the Subsidiary: Filed herewith.
	(iii)	Independent Registered Public Accounting Firm’s Consent for Oppenheimer Mid Cap Value Fund: Filed herewith.
(k)	Not applicable.
(l)	Investment Letter from OppenheimerFunds, Inc. to Registrant dated 10/13/87: Previously filed with Registrant’s Post-Effective Amendment No. 33, (6/23/95), and incorporated herein by reference.
(m)	(i)	Amended and Restated Distribution and Service Plan and Agreement for Class A shares of Oppenheimer Global Allocation Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 77, (2/27/12), and incorporated herein by reference.
	(ii)	Amended and Restated Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Global Allocation Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 77, (2/27/12), and incorporated herein by reference.
	(iii)	Amended and Restated Distribution and Service Plan and Agreement for Class N shares of Oppenheimer Global Allocation Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 77, (2/27/12), and incorporated herein by reference.

	(iv)	Amended and Restated Distribution and Service Plan and Agreement for Class A shares of Oppenheimer Fundamental Alternatives Fund dated 6/15/12: Previously filed with Registrant’s Post-Effective Amendment No. 80, (6/14/12), and incorporated herein by reference.
	(v)	Amended and Restated Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Fundamental Alternatives Fund dated 6/15/12: Previously filed with Registrant’s Post-Effective Amendment No. 80, (6/14/12), and incorporated herein by reference.
	(vi)	Amended and Restated Distribution and Service Plan and Agreement for Class N shares of Oppenheimer Fundamental Alternatives Fund dated 6/15/12: Previously filed with Registrant’s Post-Effective Amendment No. 80, (6/14/12), and incorporated herein by reference.
	(vii)	Amended and Restated Distribution and Service Plan and Agreement for Class A shares of Oppenheimer Mid Cap Value Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 77, (2/27/12), and incorporated herein by reference.
	(viii)	Amended and Restated Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Mid Cap Value Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 77, (2/27/12), and incorporated herein by reference.
	(ix)	Amended and Restated Distribution and Service Plan and Agreement for Class N shares of Oppenheimer Mid Cap Value Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 77, (2/27/12), and incorporated herein by reference.
(n)	Oppenheimer Funds Multiple Class Plan Pursuant to Rule 18f-3: Previously filed with Post-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Global High Yield Fund (Reg. No. 333-176889), (9/25/14), and incorporated herein by reference.
(o)	Power of Attorney dated 6/13/18 for all Trustees and Officers: Previously filed with Post-Effective Amendment No. 23 to the Registration Statement of Oppenheimer International Diversified Fund (Reg. 333-125805), (6/27/18), and incorporated herein by reference.
(p)	Code of Ethics of the Oppenheimer Funds, OFI Global Asset Management, Inc., OFI SteelPath, Inc., OFI Advisors, LLC, OppenheimerFunds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., effective as of 5/26/16, under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 18 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/25/16), and incorporated herein by reference.
Item 29. – Persons Controlled by or Under Common Control with the Fund
None.
Item 30. – Indemnification
Reference is made to the provisions of Article VII of Registrant’s Agreement and Declaration of Trust filed as Exhibit 28(a) to the Registration Statement and incorporated herein by reference.
Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.
Item 31. – Business and Other Connections of the Investment Advisers
(a)	OFI Global Asset Management, Inc. (the “Manager”) is the manager of the Registrant. The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76771).
(b)	OppenheimerFunds, Inc. (the “Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).
Item 32. – Principal Underwriter
(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant’s shares. It is also the Distributor of each of the registered open-end investment companies listed below and for MassMutual Institutional Funds.
OFI Pictet Global Environmental Solutions Fund
OFI SteelPath Series Trust (1 series):
Oppenheimer SteelPath MLP & Energy Infrastructure Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Focus Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Government Cash Reserves
Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund
Oppenheimer Integrity Funds (3 series):
Oppenheimer Global Unconstrained Bond Fund
Oppenheimer Preferred Securities and Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Intermediate Income Fund
Oppenheimer Intermediate Term Municipal Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Equity Fund
Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Macquarie Global Infrastructure Fund
Oppenheimer Main Street All Cap Fund
Oppenheimer Main Street Funds (1 series):
Oppenheimer Main Street Fund
Oppenheimer Main Street Mid Cap Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master Loan Fund, LLC

Oppenheimer Multi-State Municipal Trust (3 series):
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Municipal Fund
Oppenheimer Portfolio Series (4 series):
Active Allocation Fund
Conservative Investor Fund
Growth Investor Fund
Moderate Investor Fund
Oppenheimer Quest For Value Funds (3 series):
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer ETF Trust (20 series):
Oppenheimer Emerging Markets Revenue ETF
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF
Oppenheimer ESG Revenue ETF
Oppenheimer Global ESG Revenue ETF
Oppenheimer Global Revenue ETF
Oppenheimer International Revenue ETF
Oppenheimer International Ultra Dividend Revenue ETF
Oppenheimer Russell 1000® Dynamic Multifactor ETF
Oppenheimer Russell 1000® Low Volatility Factor ETF
Oppenheimer Russell 1000® Momentum Factor ETF
Oppenheimer Russell 1000® Quality Factor ETF
Oppenheimer Russell 1000® Size Factor ETF
Oppenheimer Russell 1000® Value Factor ETF
Oppenheimer Russell 1000® Yield Factor ETF
Oppenheimer Russell 2000® Dynamic Multifactor ETF
Oppenheimer S&P 500 Revenue ETF
Oppenheimer S&P Financials Revenue ETF
Oppenheimer S&P MidCap 400 Revenue ETF
Oppenheimer S&P SmallCap 600 Revenue ETF
Oppenheimer S&P Ultra Dividend Revenue ETF
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Short Duration High Yield Municipal Fund (1 series):
Oppenheimer Rochester Short Duration High Yield Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Series Fund (1 series):
Oppenheimer Value Fund
Oppenheimer Short Term Municipal Fund
Oppenheimer Small Cap Value Fund
Oppenheimer SteelPath MLP Funds Trust (4 series):
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath Panoramic Fund
Oppenheimer Ultra-Short Duration Fund

Oppenheimer Variable Account Funds (11 series):
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Multi-Alternatives Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Government Money Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Total Return Bond Fund/VA
Rochester Portfolio Series (1 series):
Oppenheimer Rochester Limited Term New York Municipal Fund
(b)	The directors and officers of the Registrant’s principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Ryan Adam(2)	Vice President	None
Rina M. Aligaen(2)	Assistant Vice President	None
Anthony P. Allocco(2)	Assistant Vice President	None
Joseph M. Allyn(1)	Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Charles F. Anderson(1)	Vice President	None
Matthew J. Auer(2)	Vice President	None
Kevin K. Babikian(2)	Assistant Secretary	None
Anthony E. Bamonte(2)	Vice President	None
James P. Barker(2)	Vice President	None
Todd M. Barney(1)	Vice President	None
Marina O. Barskaya(2)	Assistant Vice President	None
Blake M. Bass(1)	Vice President	None
Erin E. Bedford(1)	Vice President	None
Leslie A. Bednar(2)	Assistant Vice President	None
Kathleen M. Beichert(1)	Senior Vice President	None
Kimberly A. Belsole(2)	Vice President	None
Rocco Benedetto(2)	Senior Vice President	None
Ibrahim S. Berete(2)	Assistant Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Keira D. Berger(2)	Vice President	None
Christopher E. Bergeron(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Rick D. Bettridge(2)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam L. Bilmes(2)	Vice President	None
Paul G. Blease(2)	Senior Vice President	None
Carolyn Boccaccio(2)	Vice President	None
Maria T. Boingeanu(2)	Assistant Vice President	None
Nancy S. Bong(2)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Christina G. Boris(2)	Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah M. Bourgraf(1)	Vice President	None
Tara Bracker(1)	Vice President	None
Matthew Brady(2)	Vice President	None
Ashish N. Braganza(2)	Senior Vice President	None
Devinne K. Bravoco(2)	Assistant Vice President	None
Reginald J. Breaux(1)	Vice President	None
Hailey C. Brent(2)	Assistant Vice President	None
Joshua H. Broad(2)	Vice President	None
Kenneth S. Brodsky(2)	Senior Vice President	None
Garrett Brookes(1)	Assistant Vice President	None
Gregory L. Brown(2)	Vice President	None
Matthew G. Brown(1)	Vice President	None
Paul T. Brunswick(2)	Vice President	None
Ryan M. Buckley(2)	Vice President	None
Megan R. Byrne(2)	Assistant Vice President	None
Jason A. Campisi(2)	Vice President	None
Sean T. Carey(2)	Vice President	None
Robert M. Caruso(2)	Vice President	None
Rick A. Casagrande(2)	Assistant Vice President	None
Thomas M. Caulfield(1)	Vice President	None
Stephane C. Chevrier(2)	Vice President	None
Andrew S. Chonofsky(2)	Senior Vice President	None
Angelanto L. Ciaglia(2)	Vice President	None
Steven F. Cinquino(2)	Assistant Vice President	None
Nicholas A. Cirbo(1)	Vice President	None
John S. Clark(2)	Senior Vice President	None
Adam M. Cohen(2)	Vice President	None
Ellen L. Comisar(2)	Vice President	None
Adam M. Conard(1)	Assistant Vice President	None
Serina Copanas(2)	Vice President	None
John H. Corcoran(2)	Vice President	None
Cameron T. Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Carla F. Cricco-Lizza(2)	Assistant Vice President	None
Jacquelyn A. Dalbout(3)	Assistant Vice President	None
Michael Daley(2)	Vice President	None
Edward Dane(2)	Senior Vice President	None
Jeffrey N. Davis(3)	Vice President	None
Stephen D. Degnan(2)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Ivan A. DelRio(2)	Vice President	None
Richard E. DeMarco(2)	Assistant Vice President	None
Michael R. Dennehy(2)	Vice President	None
Michelle D. DeWitt(2)	Vice President	None
Vincent J. Dipaolo(1)	Vice President	None
Franco Ditri(2)	Assistant Vice President	None
Stephen P. Donovan(1)	Vice President	None
Robert U. Duffey(2)	Vice President	None
Robert B. Dunphy(2)	Vice President	None
Gabrielle M. Dupont-Madinier(2)	Assistant Vice President	None
Peter G. Egginton(2)	Vice President	None
Terry A. Hermann(2)	Assistant Vice President	None
Wendy Hetson Ehrlich(2)	Vice President	None
Paul F. Eisenhardt(2)	Senior Vice President	None
Kyle C. Elliott(2)	Vice President	None
Rickey C. Ernzen(3)	Vice President	None
Michael J. Eustic(2)	Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Jason E. Farrell(2)	Vice President	None
Kristie M. Feinberg(2)	Assistant Treasurer	None
Jessica M. Fernandez(2)	Senior Vice President	None
Josean Y. Fernandez(2)	Vice President	None
Jonathan Ferris(2)	Assistant Vice President	None
Nicole Filingeri(2)	Vice President	None
Tristan A. Fischer(2)	Vice President	None
John Fortuna(2)	Senior Vice President	None
Mark D. Foster(1)	Vice President	None
Valeri L. Fox(2)	Vice President	None
Jennifer L. Foxson(2)	Secretary	Vice President and Chief Business Officer
George P. Fraser(1)	Vice President	None
Alice K. Fricke(2)	Vice President	None
William L. Friebel(2)	Vice President	None
Joseph T. Friedman(1)	Vice President	None
Kellen G. Frye(2)	Vice President	None
Kathryn T. Gallo(2)	Vice President	None
Charlotte A. Gardner(1)	Vice President	None
Christopher R. Gaudio(2)	Vice President	None
Jay Gentry(1)	Senior Vice President	None
Nancy J. Girondo(2)	Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Justin A. Goldstein(2)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Michael H. Gottesman(2)	Senior Vice President	None
Anthony Greco(2)	Assistant Vice President	None
Samuel J. Groban(2)	Vice President	None
Eric M. Grossjung(2)	Vice President	None
Seth E. Guenther(1)	Assistant Vice President	None
Michael D. Guman(2)	Vice President	None
Joseph B. Gunderson(2)	Vice President	None
Jose D. Gutierrez(2)	Vice President	None
Mahrukh Hameed(2)	Assistant Vice President	None
William H. Harris(1)	Assistant Vice President	None
LeaAnna M. Hartman(1)	Vice President	None
Stacia E. Hatfield(2)	Vice President	None
Alexander D. Hayes(2)	Vice President	None
Petter A. Hellstrom-Bialek(1)	Vice President	None
Richard N. Henn(2)	Senior Vice President	None
Nicholas M. Henry(2)	Vice President	None
Nicole M. Pretzel Holahan(2)	Vice President	None
Heather L. Holliday-Smith(1)	Assistant Vice President	None
Eric D. Holquist(2)	Vice President	None
Timothy B. Horsburgh(2)	Vice President	None
Cynthia A. Hovanec(2)	Vice President	None
Alyssa L. Hultman(1)	Assistant Vice President	None
Keith P. Hylind(2)	Vice President	None
Errol A. Iachini(2)	Vice President	None
Vincent R. Iacono(2)	Vice President	None
Jason F. Israel(2)	Assistant Vice President	None
Christopher Ivezic(2)	Vice President	None
Michael C. Jamison(1)	Vice President	None
Nickie J. Jacobs(1)	Assistant Vice President	None
Shonda R. Jaquez(2)	Vice President	None
Allyson M. Jarecky-Freitag(2)	Vice President	None
Daniel C. Jarema(1)	Vice President	None
Robert T. Jason(1)	Vice President	None
Sarah J. Joyce(2)	Vice President	None
Nikola R. Jurasic(1)	Vice President	None
Wylie D. Kain(2)	Vice President	None
Sreepad Kanchanavally(3)	Assistant Vice President	None
Annie V. Kang(2)	Vice President	None
Geoffrey M. Keller(1)	Vice President	None
Scott R. Kelley(1)	Vice President	None
Gregory Kelly(2)	Vice President	None
Azadeh Kiai(2)	Assistant Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Brian P. Kiley(2)	Senior Vice President	None
Susan Kim(2)	Assistant Vice President	None
Benjamin Kirscht(2)	Assistant Vice President	None
Matthew J. Kissane(2)	Assistant Vice President	None
Jeffrey Klebanoff(2)	Senior Vice President	None
Tom A. Koch(2)	Assistant Vice President	None
Melissa M. Kretschmer(2)	Assistant Vice President	None
Eric J. Kristenson(2)	Vice President	None
David T. Kuzia(1)	Vice President	None
Michael S. La Tona(2)	Vice President	None
Lisa Lamentino(2)	Vice President	None
Thomas M. Landhauser(2)	Vice President	None
Brian Landy(2)	Vice President	None
Laura L. Lawson(2)	Vice President	None
Daniel J. Lee(2)	Vice President	None
Talley D. Leger(2)	Vice President	None
John P. Leonard(2)	Vice President	None
Brian S. Levitt(2)	Senior Vice President	None
Jesse E. Levitt(2)	Vice President	None
Craig M. Lieb(2)	Vice President	None
Lorna A. Lindquist(2)	Vice President	None
Malissa B. Lischin(2)	Vice President	None
Susan List(2)	Assistant Vice President	None
Terrie P. Liu(1)	Assistant Vice President	None
Cynthia Lo Bessette(2)	Chief Legal Officer	Secretary and Chief Legal Officer
Gordon C. Loetz(2)	Vice President	None
Michael D. Loftin(1)	Assistant Vice President	None
Christina J. Loftus(2)	Senior Vice President	None
David P. Lolli(2)	Assistant Vice President	None
Thomas Loncar(2)	Vice President	None
Inna London-Ikhilov(2)	Assistant Vice President	None
David A. Long(1)	Assistant Vice President	None
John Luiz(2)	Vice President	None
Brian Lynch(2)	Assistant Vice President	None
Joseph M. Macaluso(2)	Assistant Vice President	None
John W. Mackey(2)	Vice President	None
Salvatore Maia(2)	Assistant Vice President	None
Joseph C. Marich(2)	Vice President	None
Natalie Marin(2)	Vice President	None
Michael A. Marino(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Sheila M. Masley(1)	Assistant Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Katarina Maxianova(2)	Vice President	None
Robert D. McClure(2)	Vice President	None
Ryan T. McCormack(2)	Assistant Vice President	None
Amanda M. McDonald(2)	Assistant Vice President	None
John C. McDonough(2)	Executive Vice President, Chairman, Chief Executive Officer, President & Director	None
Matthew S. McGee(1)	Vice President	None
Kent R. McGlincy(1)	Assistant Vice President	None
Kent C. McGowan(2)	Vice President	None
Patrick J. McGowan(2)	Assistant Vice President	None
Courtney McGrory(2)	Vice President	None
Simon A. McKay(2)	Vice President	None
Philip J. McKeon(2)	Assistant Vice President	None
William J. McNamara(2)	Vice President	None
Christopher S. Mechem(2)	Vice President	None
Gaurav A. Medhekar(2)	Assistant Vice President	None
Brian F. Medina(1)	Vice President	None
Gregory E. Mehok(2)	Vice President	None
Brian C. Meidlinger(2)	Vice President	None
Daniel P. Melehan(2)	Vice President	None
Izaak Mendelson(2)	Vice President	None
Ariella Menegon(2)	Assistant Vice President	None
Debbie S. Michaelson(1)	Vice President	None
David B. Miller(2)	Vice President	None
Peter L. Mintzberg(2)	Executive Vice President	None
Clint T. Modler(1)	Senior Vice President	None
Laurence A. Molinelli(2)	Assistant Vice President	None
Thomas J. Montefinise(2)	Assistant Vice President	None
Brandon D. Moore(1)	Vice President	None
Rian Morrissey(1)	Vice President	None
Matthew D. Mulcahy(2)	Vice President	None
Wendy J. Murray(2)	Vice President	None
Keith D. Myers(1)	Assistant Vice President	None
Kyle Najarian(1)	Vice President	None
Christina M. Nasta(2)	Senior Vice President	None
Kevin R. Neznek(2)	Senior Vice President	None
Edward J. Nini(2)	Senior Vice President	None
Nichola L. Noriega(2)	Vice President	None
Peter J. Novak(2)	Senior Vice President	None
Ryan P. O’Carroll(2)	Vice President	None
Timothy J. O’Connell(2)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Patricia O’Connor(2)	Vice President	None
Tony D. Oh(1)	Treasurer	None
Ronald M. Ongaro(2)	Vice President	None
Leonard J. Oremland(2)	Senior Vice President	None
Kelly C. Orlowski(2)	Assistant Vice President	None
Leonar G. Palao(2)	Assistant Vice President	None
Bruce Palm(2)	Vice President	None
Alan I. Panzer(2)	Vice President	None
Andrew Y. Park(1)	Vice President	None
Maria Paster(2)	Vice President	None
Ashley B. Patten(1)	Vice President	None
Andrew J. Petersen(1)	Vice President	None
David M. Pfeffer(2)	Director & Chief Financial Officer	None
Patrick A. Phalon(2)	Vice President	None
Andrew W. Phillips(1)	Vice President	None
Leigh S. Pimsler(2)	Assistant Vice President	None
Piers A. Platt(2)	Vice President	None
Scott A. Porter(2)	Assistant Vice President	None
Yunchang Qiu(2)	Senior Vice President	None
Michael E. Quinn(2)	Vice President	None
Michael D. Rabin(2)	Vice President	None
Michael A. Radon(2)	Assistant Vice President	None
Richard E. Rath(2)	Vice President	None
William J. Raynor(2)	Vice President	None
Brenna D. Rhone(2)	Assistant Vice President	None
James T. Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Jason D. Roche(2)	Vice President	None
Adam T. Rochlin(2)	Senior Vice President	None
Rachel S. Rodgers(2)	Assistant Vice President	None
Michael J. Roman(2)	Assistant Vice President	None
Elisheva S. Roos(2)	Assistant Vice President	None
Megan P. Rosenblum(2)	Vice President	None
Francis W. Ross(1)	Vice President	None
Jonathan J. Ross(2)	Vice President	None
Kristen M. Ross(2)	Vice President	None
Benton C. Rowse(1)	Vice President	None
Adrienne M. Ruffle(2)	Vice President	None
Thomas F. Sabow(2)	Vice President	None
Gary Salerno(2)	Assistant Vice President	None
Gary J. Sanchez(1)	Vice President	None
John C. Saunders(2)	Senior Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Alex C. Schardt(2)	Vice President	None
Thomas J. Schmitt(2)	Vice President	None
Erik M. Schneberger (2)	Senior Vice President	None
William A. Schories(2)	Vice President	None
Patrick L. Scorzelli(2)	Vice President	None
Julie E. Sendelbach(1)	Vice President	None
Jeffrey D. Sharon(2)	Vice President	None
Rahul N. Shah(2)	Assistant Vice President	None
Faiza Sikander(2)	Assistant Vice President	None
Jessica A. Skolnick(2)	Assistant Vice President	None
Bryant B. Smith(2)	Vice President	None
Timothy F. Smith(2)	Assistant Vice President	None
Mark C. Sokoloff(2)	Assistant Vice President	None
Haley M. Sorenson(1)	Vice President	None
Timothy J. Spitz(2)	Vice President	None
Alfred O. St. John(2)	Vice President	None
Jesse T. Stackland-Winterer(2)	Vice President	None
Keith S. Stecker(2)	Assistant Vice President	None
Bryan D. Stein(2)	Vice President	None
Benjamin A. Stewart(2)	Senior Vice President	None
Niklas S. Story(2)	Vice President	None
Matthew C. Straut(2)	Senior Vice President	None
Maureen Sullivan	Assistant Vice President	None
Ryan P. Sullivan(2)	Assistant Vice President	None
Brian C. Summe(2)	Vice President	None
Michael E. Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Adam L. Tabor(2)	Vice President	None
Leo P. Tallon(2)	Vice President	None
Paul E. Temple(2)	Senior Vice President	None
Jay S. Therrien(2)	Vice President	None
Andrew C. Thomas(1)	Assistant Vice President	None
David G. Thomas(2)	Vice President	None
Ian A. Thornton(2)	Assistant Vice President	None
John B. Thorpe(1)	Vice President	None
Alejandro Tirso(2)	Vice President	None
Luz V. Touma(2)	Vice President	None
Matthew R. Trimble(2)	Assistant Vice President	None
Catherine L. Tulley(1)	Vice President	None
David C. Van Hellemont(2)	Vice President	None
Wesley R. Vance(2)	Vice President	None
Kade J. Vasi(1)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Vincent C. Vermette(2)	Vice President	None
Alyse S. Vishnick(2)	Vice President	None
Courtney E. Vogel(2)	Assistant Vice President	None
Rohit Vohra(2)	Senior Vice President	None
Richard Walsh(2)	Vice President	None
Yu Wang(2)	Assistant Vice President	None
Teresa M. Ward(2)	Vice President	None
Taylor Watts(1)	Vice President	None
Megan N. Weber(1)	Assistant Vice President	None
Michael J. Weigner(2)	Vice President	None
Kimberly W. Weinrick(2)	Vice President	None
Christopher G. Werner(2)	Vice President	None
Donna M. White (2)	Chief Compliance Officer	None
Ryan C. Wilde(1)	Vice President	None
Timothy A. Wilkinson(1)	Vice President	None
Thomas Winnick(2)	Vice President	None
Patrick J. Wisneski(1)	Vice President	None
Kevin P. Woodson(1)	Assistant Vice President	None
Ryan J. Woolhiser(1)	Vice President	None
Theodore J. Young(1)	Assistant Vice President	None
Kristin A. Youngkin(2)	Assistant Vice President	None
Nataly Zeldin(1)	Assistant Vice President	None
David T. Zicchinella(2)	Vice President	None
Steven L. Zito(1)	Vice President	None
Zhanyi Zhu(2)	Assistant Vice President	None
(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)225 Liberty Street, New York, NY 10281-1008
(3)2100 McKinney Avenue, Suite 1401, Dallas, TX 75201
(c)	Not applicable.
Item 33. – Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.
Item 34. – Management Services
Not applicable.
Item 35. – Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of February, 2019.
OPPENHEIMER QUEST FOR VALUE FUNDS
By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:
Signatures	Title	Date
Joel W. Motley* Joel W. Motley	Chairman of the Board of Trustees	February 14, 2019

Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	February 14, 2019

Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	February 14, 2019

Beth Ann Brown* Beth Ann Brown	Trustee	February 14, 2019

Edmund P. Giambastiani, Jr.* Edmund P. Giambastiani, Jr.	Trustee	February 14, 2019

Elizabeth Krentzman* Elizabeth Krentzman	Trustee	February 14, 2019

Mary F. Miller* Mary F. Miller	Trustee	February 14, 2019

Joanne Pace* Joanne Pace	Trustee	February 14, 2019

Signatures	Title	Date
Daniel S. Vandivort* Daniel S. Vandivort	Trustee	February 14, 2019

Brian F. Wruble* Brian F. Wruble	Trustee	February 14, 2019

*By: /s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact

OPPENHEIMER QUEST FOR VALUE FUNDS
Post-Effective Amendment No. 33-15489
Registration Statement No. 98
EXHIBIT INDEX
Exhibit No	Description
28.(j)(i)	Independent Registered Public Accounting Firm’s Consent for Oppenheimer Global Allocation Fund and for the Subsidiary.
(ii)	Independent Registered Public Accounting Firm’s Consent for Oppenheimer Fundamental Alternatives Fund and for the Subsidiary.
(iii)	Independent Registered Public Accounting Firm’s Consent for Oppenheimer Mid Cap Value Fund.